                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

   Investment Company Act file number                811-7436
                                       --------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

              6300 Bee Cave Road, Building One, Austin, TX 78746
          -----------------------------------------------------------
                 (Address of principal executive offices)  (Zip code)

          Catherine L. Newell, Esquire, Vice President and Secretary
                       The DFA Investment Trust Company,
              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 512-306-7400

         Date of fiscal year end:.. October 31

         Date of reporting period:. November 1, 2010 - April 30, 2011

ITEM 1.  REPORTS TO STOCKHOLDERS.

 LOGO

SEMI-ANNUAL REPORT
----------------------------------
six months ended: April 30, 2011 (Unaudited)

DFA Investment Dimensions Group Inc.

Dimensional Investment Group Inc.

The DFA Investment Trust Company

Dimensional Emerging Markets Value Fund

 LOGO

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2011

Dear Fellow Shareholder,

We recently celebrated Dimensional's thirtieth anniversary. The firm has developed in ways we never could have predicted. Our success owes a lot to our clients, especially those we've had a long relationship with. We are proud that these relationships have been beneficial for our clients and for Dimensional.

Thirty years of growth has brought many changes. But some things haven't changed, and these have been a key to our success. We have always acted in the best interests of clients and strived to earn and maintain trust by doing what we say we are going to do. We have always worked hard to demonstrate the validity of our ideas. We never try to predict how much money our clients could make, but we have always worked to deliver a good investment experience. We continue to believe strongly in the principles of diversification and discipline. We've been fortunate to find clients sharing that belief and helping us grow into the firm we are now.

Sincerely,

 LOGO

David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                          Page
                                                                          ----
 Letter to Shareholders
 Definitions of Abbreviations and Footnotes..............................   1
 DFA Investment Dimensions Group Inc.
    Disclosure of Fund Expenses..........................................   3
    Disclosure of Portfolio Holdings.....................................   8
    Schedules of Investments/Summary Schedules of Portfolio Holdings.....
        Enhanced U.S. Large Company Portfolio............................  11
        U.S. Large Cap Value Portfolio...................................  15
        U.S. Targeted Value Portfolio....................................  16
        U.S. Small Cap Value Portfolio...................................  19
        U.S. Core Equity 1 Portfolio.....................................  22
        U.S. Core Equity 2 Portfolio.....................................  25
        U.S. Vector Equity Portfolio.....................................  28
        U.S. Small Cap Portfolio.........................................  31
        U.S. Micro Cap Portfolio.........................................  34
        DFA Real Estate Securities Portfolio.............................  37
        Large Cap International Portfolio................................  39
        International Core Equity Portfolio..............................  43
        International Small Company Portfolio............................  48
        Japanese Small Company Portfolio.................................  49
        Asia Pacific Small Company Portfolio.............................  49
        United Kingdom Small Company Portfolio...........................  50
        Continental Small Company Portfolio..............................  50
        DFA International Real Estate Securities Portfolio...............  51
        DFA Global Real Estate Securities Portfolio......................  55
        DFA International Small Cap Value Portfolio......................  56
        International Vector Equity Portfolio............................  61
        World ex U.S. Value Portfolio....................................  66
        Emerging Markets Portfolio.......................................  67
        Emerging Markets Small Cap Portfolio.............................  67
        Emerging Markets Value Portfolio.................................  68
        Emerging Markets Core Equity Portfolio...........................  69
    Statements of Assets and Liabilities.................................  74
    Statements of Operations.............................................  81
    Statements of Changes in Net Assets..................................  88
    Financial Highlights.................................................  97
    Notes to Financial Statements........................................ 113
 DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
    Disclosure of Fund Expenses.......................................... 140
    Disclosure of Portfolio Holdings..................................... 141
    Schedule of Investments..............................................
    Statement of Assets and Liabilities.................................. 148
    Statement of Operations.............................................. 149
    Statement of Changes in Net Assets................................... 150
    Financial Highlights................................................. 151
    Notes to Financial Statements........................................ 152

Table of Contents
Continued

                                                                        Page
                                                                        ----
   Dimensional Investment Group Inc.
      Disclosure of Fund Expenses...................................... 162
      Disclosure of Portfolio Holdings................................. 164
      Schedule of Investments/Summary Schedule of Portfolio Holdings...
          DFA International Value Portfolio............................ 165
          U.S. Large Company Portfolio................................. 166
      Statements of Assets and Liabilities............................. 169
      Statements of Operations......................................... 170
      Statements of Changes in Net Assets.............................. 171
      Financial Highlights............................................. 172
      Notes to Financial Statements.................................... 174
   The DFA Investment Trust Company
      Disclosure of Fund Expenses...................................... 186
      Disclosure of Portfolio Holdings................................. 188
      Schedules of Investments/Summary Schedules of Portfolio Holdings.
          The U.S. Large Cap Value Series.............................. 190
          The DFA International Value Series........................... 193
          The Japanese Small Company Series............................ 197
          The Asia Pacific Small Company Series........................ 200
          The United Kingdom Small Company Series...................... 203
          The Continental Small Company Series......................... 206
          The Canadian Small Company Series............................ 210
          The Emerging Markets Series.................................. 213
          The Emerging Markets Small Cap Series........................ 217
      Statements of Assets and Liabilities............................. 221
      Statements of Operations......................................... 223
      Statements of Changes in Net Assets.............................. 225
      Financial Highlights............................................. 228
      Notes to Financial Statements.................................... 233
   Dimensional Emerging Markets Value Fund
      Disclosure of Fund Expenses...................................... 243
      Disclosure of Portfolio Holdings................................. 244
      Summary Schedule of Portfolio Holdings........................... 245
      Statement of Assets and Liabilities.............................. 249
      Statement of Operations.......................................... 250
      Statements of Changes in Net Assets.............................. 251
      Financial Highlights............................................. 252
      Notes to Financial Statements.................................... 253
   Voting Proxies on Fund Portfolio Securities                          261
   Board Approval of Investment Advisory Agreements                     262

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
                 ADR       American Depositary Receipt
                 FNMA      Federal National Mortgage Association
                 GDR       Global Depositary Receipt
                 P.L.C.    Public Limited Company
                 REIT      Real Estate Investment Trust
                 SPDR      Standard & Poor's Depository Receipts

               Investment Footnotes
                 +         See Note B to Financial Statements.
                 ++        Securities have generally been fair
                           valued. See Note B to Financial
                           Statements.
                 **        Calculated as a percentage of total
                           net assets. Percentages shown
                           parenthetically next to the category
                           headings have been calculated as a
                           percentage of total investments.
                           "Other Securities" are those
                           securities that are not among the top
                           50 holdings of the Fund or do not
                           represent more than 1.0% of the net
                           assets of the Fund. Some of the
                           individual securities within this
                           category may Include Total or Partial
                           Securities on Loan and/or Non-Income
                           Producing Securities.
                 *         Non-Income Producing Securities.
                 #         Total or Partial Securities on Loan.
                 ^         Denominated in local currency or the
                           Euro, unless otherwise noted.
                 @         Security purchased with cash proceeds
                           from Securities on Loan.
                 (r)       The adjustable rate shown is
                           effective as of April 30, 2011.
                 (y)       The rate shown is the effective yield.
                 (g)       Face Amount denominated in British
                           Pounds.
                 (c)       Face Amount denominated in Canadian
                           Dollars.
                 (e)       Face Amount denominated in Euro.
                 (u)       Face Amount denominated in United
                           States Dollars.
                 ^^        Security segregated as collateral for
                           the Open Futures Contracts.
                 @@        Security segregated as collateral for
                           Swap Agreements.
                 (S)       Affiliated Fund.
                 ##        Par amount of collateral is a part of
                           a pooled collateral facility. Value
                           is indicative of the value allocated
                           to this Fund/Portfolio/Series as a
                           part of this facility.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

Financial Highlights
  (A)    Computed using average shares outstanding.
  (B)    Annualized
  (C)    Non-Annualized
  (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).
  (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

     All Statements, Schedules and Notes to Financial Statements
       --     Amounts designated as -- are either zero or rounded to zero.
       RIC    Registered Investment Company
       SEC    Securities and Exchange Commission
       (a)    Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you Incur ongoing costs, which Include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross Income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2011

 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/10  04/30/11    Ratio*   Period*
 -                                      --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 Actual Fund Return....................
  Institutional Class Shares........... $1,000.00 $1,163.95    0.27%    $1.45
 Hypothetical 5% Annual Return.........
  Institutional Class Shares........... $1,000.00 $1,023.46    0.27%    $1.35

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/10  04/30/11    Ratio*   Period*
   -                                 --------- --------- ---------- --------
   U.S. Large Cap Value Portfolio**
   Actual Fund Return...............
    Institutional Class Shares...... $1,000.00 $1,219.97    0.28%    $1.54
   Hypothetical 5% Annual Return....
    Institutional Class Shares...... $1,000.00 $1,023.41    0.28%    $1.40

   U.S. Targeted Value Portfolio
   Actual Fund Return...............
    Class R1 Shares................. $1,000.00 $1,247.72    0.48%    $2.68
    Class R2 Shares................. $1,000.00 $1,245.48    0.63%    $3.51
    Institutional Class Shares...... $1,000.00 $1,247.39    0.38%    $2.12
   Hypothetical 5% Annual Return....
    Class R1 Shares................. $1,000.00 $1,022.41    0.48%    $2.41
    Class R2 Shares................. $1,000.00 $1,021.67    0.63%    $3.16
    Institutional Class Shares...... $1,000.00 $1,022.91    0.38%    $1.91

   U.S. Small Cap Value Portfolio
   Actual Fund Return...............
    Institutional Class Shares...... $1,000.00 $1,256.78    0.52%    $2.91
   Hypothetical 5% Annual Return....
    Institutional Class Shares...... $1,000.00 $1,022.22    0.52%    $2.61

   U.S. Core Equity 1 Portfolio
   Actual Fund Return...............
    Institutional Class Shares...... $1,000.00 $1,196.52    0.19%    $1.03
   Hypothetical 5% Annual Return....
    Institutional Class Shares...... $1,000.00 $1,023.85    0.19%    $0.95

   U.S. Core Equity 2 Portfolio
   Actual Fund Return...............
    Institutional Class Shares...... $1,000.00 $1,208.62    0.22%    $1.20
   Hypothetical 5% Annual Return....
    Institutional Class Shares...... $1,000.00 $1,023.70    0.22%    $1.10

   U.S. Vector Equity Portfolio
   Actual Fund Return...............
    Institutional Class Shares...... $1,000.00 $1,229.14    0.33%    $1.82
   Hypothetical 5% Annual Return....
    Institutional Class Shares...... $1,000.00 $1,023.16    0.33%    $1.66

   U.S. Small Cap Portfolio
   Actual Fund Return...............
    Institutional Class Shares...... $1,000.00 $1,252.58    0.38%    $2.12
   Hypothetical 5% Annual Return....
    Institutional Class Shares...... $1,000.00 $1,022.91    0.38%    $1.91

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          11/01/10  04/30/11    Ratio*   Period*
-                                         --------- --------- ---------- --------
U.S. Micro Cap Portfolio
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,239.93    0.53%    $2.94
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,022.17    0.53%    $2.66

DFA Real Estate Securities Portfolio
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,156.94    0.33%    $1.76
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,023.16    0.33%    $1.66

Large Cap International Portfolio
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,134.15    0.29%    $1.53
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,023.36    0.29%    $1.45

International Core Equity Portfolio
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,155.09    0.39%    $2.08
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,022.86    0.39%    $1.96

International Small Company Portfolio***
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,176.36    0.55%    $2.97
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,022.07    0.55%    $2.76

Japanese Small Company Portfolio**
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,116.22    0.57%    $2.99
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,021.97    0.57%    $2.86

Asia Pacific Small Company Portfolio**
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,133.94    0.60%    $3.17
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,021.82    0.60%    $3.01

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    11/01/10  04/30/11    Ratio*   Period*
-                                                   --------- --------- ---------- --------
United Kingdom Small Company Portfolio**
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,167.63    0.59%    $3.17
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,021.87    0.59%    $2.96

Continental Small Company Portfolio**
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,200.97    0.58%    $3.17
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,021.92    0.58%    $2.91

DFA International Real Estate Securities Portfolio
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,135.92    0.42%    $2.22
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,022.71    0.42%    $2.11

DFA Global Real Estate Securities Portfolio***
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,148.29    0.41%    $2.18
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,022.76    0.41%    $2.06

DFA International Small Cap Value Portfolio
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,201.65    0.70%    $3.82
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,021.32    0.70%    $3.51

International Vector Equity Portfolio
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,168.28    0.53%    $2.85
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,022.17    0.53%    $2.66

World ex U.S. Value Portfolio***
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,136.48    0.60%    $3.18
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,021.82    0.60%    $3.01

Emerging Markets Portfolio**
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,115.34    0.60%    $3.15
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,021.82    0.60%    $3.01

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/10  04/30/11    Ratio*   Period*
-                                       --------- --------- ---------- --------
Emerging Markets Small Cap Portfolio**
Actual Fund Return.....................
 Institutional Class Shares............ $1,000.00 $1,062.08    0.76%    $3.89
Hypothetical 5% Annual Return..........
 Institutional Class Shares............ $1,000.00 $1,021.03    0.76%    $3.81

Emerging Markets Value Portfolio**
Actual Fund Return.....................
 Class R2 Shares....................... $1,000.00 $1,089.27    0.85%    $4.40
 Institutional Class Shares............ $1,000.00 $1,093.01    0.59%    $3.06
Hypothetical 5% Annual Return..........
 Class R2 Shares....................... $1,000.00 $1,020.58    0.85%    $4.26
 Institutional Class Shares............ $1,000.00 $1,021.87    0.59%    $2.96

Emerging Markets Core Equity Portfolio
Actual Fund Return.....................
 Institutional Class Shares............ $1,000.00 $1,092.35    0.65%    $3.37
Hypothetical 5% Annual Return..........
 Institutional Class Shares............ $1,000.00 $1,021.57    0.65%    $3.26

--------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

FEEDER FUNDS

                                             Affiliated Investment Companies
-                                            -------------------------------
U.S. Large Cap Value Portfolio..............              100.0%
Japanese Small Company Portfolio............              100.0%
Asia Pacific Small Company Portfolio........              100.0%
United Kingdom Small Company Portfolio......              100.0%
Continental Small Company Portfolio.........              100.0%
Emerging Markets Portfolio..................              100.0%
Emerging Markets Small Cap Portfolio........              100.0%
Emerging Markets Value Portfolio............              100.0%

FUND OF FUNDS

International Small Company Portfolio.......              100.0%
DFA Global Real Estate Securities Portfolio.              100.0%
World ex U.S. Value Portfolio...............              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                           FIXED INCOME PORTFOLIO

                           Enhanced U.S. Large Company Portfolio
                           Corporate................  24.6%
                           Government...............  15.9%
                           Foreign Corporate........  18.5%
                           Foreign Government.......  33.6%
                           Supranational............   7.4%
                                                        ------
                                                     100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Targeted Value Portfolio
                     Consumer Discretionary........  15.7%
                     Consumer Staples..............   3.9%
                     Energy........................  11.8%
                     Financials....................  22.3%
                     Health Care...................   7.2%
                     Industrials...................  15.8%
                     Information Technology........  13.9%
                     Materials.....................   7.7%
                     Other.........................     --
                     Real Estate Investment Trusts.     --
                     Telecommunication Services....   1.3%
                     Utilities.....................   0.4%
                                                    ------
                                                    100.0%

                        U.S. Small Cap Value Portfolio
                     Consumer Discretionary........  17.2%
                     Consumer Staples..............   3.0%
                     Energy........................  10.7%
                     Financials....................  20.4%
                     Health Care...................   6.5%
                     Industrials...................  18.9%
                     Information Technology........  14.9%
                     Materials.....................   7.8%
                     Other.........................     --
                     Real Estate Investment Trusts.     --
                     Telecommunication Services....   0.4%
                     Utilities.....................   0.2%
                                                    ------
                                                    100.0%

                         U.S. Core Equity 1 Portfolio
                       Consumer Discretionary.....  13.3%
                       Consumer Staples...........   7.6%
                       Energy.....................  11.2%
                       Financials.................  16.0%
                       Health Care................  10.8%
                       Industrials................  13.3%
                       Information Technology.....  16.5%
                       Materials..................   5.4%
                       Other......................     --
                       Telecommunication Services.   2.5%
                       Utilities..................   3.4%
                                                   ------
                                                   100.0%

                         U.S. Core Equity 2 Portfolio
                     Consumer Discretionary........  14.1%
                     Consumer Staples..............   6.3%
                     Energy........................  12.1%
                     Financials....................  18.3%
                     Health Care...................  10.2%
                     Industrials...................  14.1%
                     Information Technology........  14.0%
                     Materials.....................   5.5%
                     Other.........................     --
                     Real Estate Investment Trusts.     --
                     Telecommunication Services....   3.0%
                     Utilities.....................   2.4%
                                                    ------
                                                    100.0%

                           U.S. Micro Cap Portfolio
                     Consumer Discretionary........  15.3%
                     Consumer Staples..............   4.4%
                     Energy........................   5.1%
                     Financials....................  13.5%
                     Health Care...................  12.6%
                     Industrials...................  18.5%
                     Information Technology........  22.6%
                     Materials.....................   5.1%
                     Other.........................     --
                     Telecommunication Services....   1.4%
                     Utilities.....................   1.5%
                                                    ------
                                                    100.0%

                         U.S. Vector Equity Portfolio
                     Consumer Discretionary........  15.0%
                     Consumer Staples..............   5.1%
                     Energy........................  11.2%
                     Financials....................  23.5%
                     Health Care...................   8.4%
                     Industrials...................  14.1%
                     Information Technology........  12.9%
                     Materials.....................   5.9%
                     Other.........................     --
                     Telecommunication Services....   2.5%
                     Utilities.....................   1.4%
                                                    ------
                                                    100.0%

                     DFA Real Estate Securities Portfolio
                     Real Estate Investment Trusts. 100.0%
                                                    ------
                                                    100.0%

                           U.S. Small Cap Portfolio
                     Consumer Discretionary........  16.5%
                     Consumer Staples..............   3.6%
                     Energy........................   6.7%
                     Financials....................  13.2%
                     Health Care...................  10.6%
                     Industrials...................  18.3%
                     Information Technology........  21.4%
                     Materials.....................   6.0%
                     Other.........................     --
                     Telecommunication Services....   1.0%
                     Utilities.....................   2.7%
                                                    ------
                                                    100.0%

                      Large Cap International Portfolio
                     Consumer Discretionary........   9.6%
                     Consumer Staples..............   9.1%
                     Energy........................  10.2%
                     Financials....................  23.4%
                     Health Care...................   7.6%
                     Industrials...................  12.5%
                     Information Technology........   4.8%
                     Materials.....................  13.0%
                     Other.........................   0.1%
                     Real Estate Investment Trusts.     --
                     Telecommunication Services....   5.3%
                     Utilities.....................   4.4%
                                                    ------
                                                    100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                       International Core Equity Portfolio
                       Consumer Discretionary......  13.0%
                       Consumer Staples............   6.4%
                       Energy......................   9.8%
                       Financials..................  24.3%
                       Health Care.................   4.4%
                       Industrials.................  16.6%
                       Information Technology......   5.7%
                       Materials...................  13.8%
                       Other.......................     --
                       Real Estate Investment
                        Trusts.....................     --
                       Telecommunication Services..   3.0%
                       Utilities...................   3.0%
                                                    ------
                                                    100.0%


                         DFA International Real Estate Securities
                               Portfolio
                         Financials...................   0.2%
                         Other........................   0.1%
                         Real Estate Investment
                          Trusts......................  99.7%
                                                         ------
                                                       100.0%


                     DFA International Small Cap Value Portfolio
                     Consumer Discretionary............  19.8%
                     Consumer Staples..................   5.0%
                     Energy............................   6.9%
                     Financials........................  17.2%
                     Health Care.......................   1.8%
                     Industrials.......................  23.7%
                     Information Technology............   5.1%
                     Materials.........................  19.6%
                     Other.............................     --
                     Real Estate Investment Trusts.....   0.1%
                     Telecommunication Services........   0.4%
                     Utilities.........................   0.4%
                                                         ------
                                                        100.0%

                       International Vector Equity Portfolio
                       Consumer Discretionary.......  14.8%
                       Consumer Staples.............   5.3%
                       Energy.......................   8.5%
                       Financials...................  22.8%
                       Health Care..................   4.0%
                       Industrials..................  18.7%
                       Information Technology.......   6.4%
                       Materials....................  15.5%
                       Other........................     --
                       Real Estate Investment
                        Trusts......................     --
                       Telecommunication Services...   2.2%
                       Utilities....................   1.8%
                                                      ------
                                                     100.0%

                       Emerging Markets Core Equity Portfolio
                       Consumer Discretionary........   9.9%
                       Consumer Staples..............   7.2%
                       Energy........................  11.5%
                       Financials....................  23.0%
                       Health Care...................   1.8%
                       Industrials...................  10.8%
                       Information Technology........  10.7%
                       Materials.....................  16.3%
                       Other.........................     --
                       Real Estate Investment
                        Trusts.......................   0.1%
                       Telecommunication Services....   5.1%
                       Utilities.....................   3.6%
                                                       ------
                                                      100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                 Face
                                                Amount^       Value+
                                                -------       -----

                                                 (000)
         BONDS -- (74.5%)
         AUSTRALIA -- (0.4%)
         BHP Billiton Finance USA, Ltd.
         (u)4.800%, 04/15/13                       600   $   643,855
                                                         -----------

         AUSTRIA -- (4.3%)
         Asfinag
         (u)2.000%, 10/22/12                     3,650     3,728,431
         Oesterreichische Volksbanken AG
         (e)3.000%, 02/09/12                     1,600     2,388,063
         Oesterreichische Kontrollbank AG
         (u)4.750%, 10/16/12                     1,500     1,591,466
                                                         -----------

         TOTAL AUSTRIA.........................            7,707,960
                                                         -----------

         CANADA -- (16.5%)
         Alberta Capital Finance Authority
          5.850%, 06/01/12                      2,000      2,211,742
         Bank of Nova Scotia
         (u)2.250%, 01/22/13                     4,300     4,405,844
         British Columbia, Province of Canada
          5.500%, 04/24/13                      4,000      4,504,571
         Canada Mortgage & Housing Corp.
          5.500%, 06/01/12                      3,700      4,077,567
         Canadian Government Bond
          1.750%, 03/01/13                      3,800      4,019,690
         Canadian National Railway Co.
         (u)4.400%, 03/15/13                       600       637,882
         Canadian Natural Resources, Ltd.
         (u)5.150%, 02/01/13                       600       640,684
         Ontario, Province of Canada
          5.500%, 04/17/13                      4,000      4,483,336
         Toronto-Dominion Bank (The)
          4.854%, 02/13/13                      4,000      4,418,919
                                                         -----------

         TOTAL CANADA..........................           29,400,235
                                                         -----------

         DENMARK -- (3.9%)
         Denmark Government International Bond
         (u)1.875%, 03/16/12                     3,000     3,040,350
         FIH Erhvervsbank A.S.
         (u)2.450%, 08/17/12                     3,800     3,886,796
                                                         -----------

         TOTAL DENMARK.........................            6,927,146
                                                         -----------

                                               Face
                                              Amount^        Value+
                                              -------        -----

                                               (000)

         FINLAND -- (0.3%)
         Nordea Bank Finland P.L.C. Floating
          Rate Note
         (r)(u)0.791%, 02/07/13..............    500    $   501,225
                                                        -----------

         FRANCE -- (7.1%)
         Agence Francaise de Developpement
         (u)2.250%, 05/22/12                   2,500      2,538,745
         Caisse d'Amortissement de la Dette
          Sociale
         (u)2.250%, 07/06/12                   3,500      3,564,981
         (u)5.375%, 07/17/12                     500        529,309
         Societe Financement del'Economie
          Francaise
         (u)2.250%, 06/11/12                   1,500      1,529,319
         Total Capital SA
         (g)5.500%, 01/29/13                   2,500      4,439,729
                                                        -----------

         TOTAL FRANCE........................            12,602,083
                                                        -----------

         GERMANY -- (5.3%)
         Deutsche Bank AG
         (u)2.375%, 01/11/13                     600        612,533
         IKB Deutsche Industriebank AG
          2.875%, 01/27/12                    1,500       2,240,782
         Kreditanstalt fuer Wiederaufbau
         (u)2.250%, 04/16/12                   2,500      2,545,778
         Landeskreditbank Baden-Wuerttemberg
          Foerderbank
         (u)2.000%, 10/01/12                   4,000      4,076,252
                                                        -----------

         TOTAL GERMANY.......................             9,475,345
                                                        -----------

         JAPAN -- (3.7%)
         Development Bank of Japan
         (e)5.625%, 08/02/11                   1,500      2,241,711
         Japan Finance Corp.
         (u)2.000%, 06/24/11                   1,000      1,002,084
         (u)1.500%, 07/06/12                   2,000      2,009,442
         (u)2.125%, 11/05/12                   1,300      1,324,916
                                                        -----------

         TOTAL JAPAN.........................             6,578,153
                                                        -----------

         NETHERLANDS -- (3.2%)
         Bank Nederlandse Gemeenten
         (g)5.750%, 03/07/12                     521        902,767
         (u)1.875%, 03/01/13                   3,000      3,064,470

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                  Face
                                                 Amount^      Value+
           -                                     ------- -----------

                                                  (000)

           NETHERLANDS -- (Continued)
           Rabobank Nederland
           (u)3.000%, 09/18/12                    1,700  $ 1,747,071
                                                         -----------
           TOTAL NETHERLANDS....................           5,714,308
                                                         -----------

           SUPRANATIONAL ORGANIZATION
            OBLIGATIONS -- (6.8%)
           African Development Bank
           (c)4.850%, 07/24/12                    4,000    4,390,213
           Eurofima
           (u)5.125%, 08/02/12                    1,000    1,055,006
           (c)4.875%, 12/04/12                    2,500    2,750,190
           European Investment Bank
           (u)3.250%, 10/14/11                      800      810,726
           (u)4.625%, 03/21/12                    3,100    3,217,667
                                                         -----------

           TOTAL SUPRANATIONAL
            ORGANIZATION OBLIGATIONS                      12,223,802
                                                         -----------

           SWEDEN -- (1.5%)
           Kommuninvest I Sverige AB
           (u) 5.375%, 07/03/12                   2,600    2,746,325
                                                         -----------

           UNITED KINGDOM -- (2.4%)
           Barclays Bank P.L.C.
           (u)5.450%, 09/12/12                    4,000    4,239,548
                                                         -----------

           UNITED STATES -- (19.1%)
           American Express Bank FSB
            5.550%, 10/17/12                     $  600      636,443
           Anheuser-Busch Cos., Inc.
            4.375%, 01/15/13                        700      737,988
           AT&T, Inc.
            4.950%, 01/15/13                        600      639,010
           Avery Dennison Corp.
            4.875%, 01/15/13                        600      631,136
           Bank of New York Mellon Corp. (The)
            4.500%, 04/01/13                      3,000    3,204,939
           BlackRock, Inc.
            2.250%, 12/10/12                        600      613,124
           Caterpillar Financial Services Corp.
            2.000%, 04/05/13                        250      255,473
           CenterPoint Energy Resources Corp.
            7.875%, 04/01/13                        600      670,798

                                                    Face
                                                   Amount     Value+
           -                                       ------ ----------

                                                   (000)

           UNITED STATES -- (Continued)
           Citigroup, Inc.
            5.300%, 10/17/12                       $1,400 $1,478,494
           Comcast Cable Communications Holdings,
            Inc.
            8.375%, 03/15/13                          600    676,558
           Computer Sciences Corp.
            5.000%, 02/15/13                          600    634,669
           Dominion Resources, Inc.
            5.000%, 03/15/13                          600    642,203
           Dow Chemical Co. (The)
            6.000%, 10/01/12                          385    410,740
           Enterprise Products Operating LLC
            6.375%, 02/01/13                          664    717,921
           General Electric Capital Corp.
            6.000%, 06/15/12                          800    845,952
            2.800%, 01/08/13                        2,000  2,053,090
           General Electric Co.
            5.000%, 02/01/13                        1,500  1,601,370
           Goldman Sachs Group, Inc.(The)
            5.450%, 11/01/12                        1,360  1,444,879
           Hewlett-Packard Co.
            4.500%, 03/01/13                          600    639,841
           Historic TW, Inc.
            9.125%, 01/15/13                          600    675,243
           HSBC Finance Corp.
            6.375%, 11/27/12                          600    645,965
           John Deere Capital Corp.
            4.500%, 04/03/13                          700    746,941
           JPMorgan Chase & Co.
            5.375%, 10/01/12                          800    848,847
           Kroger Co. (The)
            5.500%, 02/01/13                          600    642,325
           Merrill Lynch & Co., Inc.
            5.450%, 02/05/13                        1,400  1,490,093
           Morgan Stanley
            5.300%, 03/01/13                        1,400  1,493,828
           Nisource Finance Corp.
            6.150%, 03/01/13                          600    650,121
           Pitney Bowes, Inc.
            4.625%, 10/01/12                          600    628,284
           Prudential Financial, Inc.
            5.150%, 01/15/13                          600    635,201
           SunTrust Banks, Inc.
            5.250%, 11/05/12                          500    526,433
           TD Ameritrade Holding Corp.
            2.950%, 12/01/12                          700    715,869

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                Face
                                               Amount        Value+
                                               ------        -----

                                               (000)

             UNITED STATES -- (Continued)
             UnitedHealth Group, Inc.
              5.500%, 11/15/12                 $   250 $    267,442
             Verizon Communications, Inc.
              4.350%, 02/15/13                     600      634,029
             Wal-Mart Stores, Inc.
              4.250%, 04/15/13                   4,095    4,363,874
             Wells Fargo Bank & Co.
              4.375%, 01/31/13                     500      527,862
                                                       ------------

             TOTAL UNITED STATES..............           34,026,985
                                                       ------------
             TOTAL BONDS......................          132,786,970
                                                       ------------
             AGENCY OBLIGATIONS -- (11.8%)
             Federal Home Loan Bank
              1.500%, 01/16/13                   2,000    2,030,678
             Federal Home Loan Mortgage
              Corporation
              0.375%, 11/30/12                   2,000    1,995,108
              1.625%, 04/15/13                   3,000    3,056,226
             Federal Home Loan Mortgage
              Corporation Discount Notes
             (y)^^ 0.061%, 06/06/11...........   4,000    3,999,924
             (y)^^ 0.045%, 06/07/11...........  10,000    9,999,800
                                                       ------------

             TOTAL AGENCY OBLIGATIONS.........           21,081,736
                                                       ------------

             COMMERCIAL PAPER -- (7.0%)
             Caisse Cent Desjardins Du Quebec
              0.250%, 05/02/11                   3,000    2,999,979
             Eksportfinans ASA
              0.120%, 05/19/11                   3,500    3,499,790
             KFW International Finance, Inc.
              0.200%, 06/24/11                   2,000    1,999,560
             Nestle Capital Corp.
              0.170%, 06/30/11                   4,000    3,999,036
                                                       ------------

             TOTAL COMMERCIAL PAPER...........           12,498,365
                                                       ------------

                                                   Shares        Value+
         -                                         ------        -----
         EXCHANGE-TRADED FUND -- (3.4%)
         UNITED STATES -- (3.4%)
           SPDR Trust Series I.................    44,100    $6,021,414
                                                           ------------
         TEMPORARY CASH INVESTMENTS -- (3.3%)
           BlackRock Liquidity Funds Tempcash
            Portfolio - Institutional Shares... 5,938,000     5,938,000
                                                           ------------

         TOTAL INVESTMENTS -- (100.0%)
          (Cost $173,885,278)                              $178,326,485
                                                           ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                              Valuation Inputs
 -                             ----------------------------------------------

                                   Investment in Securities (Market Value)
 -                             ----------------------------------------------
                                 Level 1      Level 2    Level 3     Total
 -                             ----------- ------------  ------- ------------
 Bonds........................          -- $132,786,970    --    $132,786,970
 Agency Obligations...........          --   21,081,736    --      21,081,736
 Commercial Paper.............          --   12,498,365    --      12,498,365
 Exchange-Traded Fund......... $ 6,021,414           --    --       6,021,414
 Temporary Cash Investments...   5,938,000           --    --       5,938,000
 Forward Currency Contracts**.          --   (1,359,373)   --      (1,359,373)
 Futures Contracts**..........   5,421,825           --    --       5,421,825
                               ----------- ------------    --    ------------
 TOTAL........................ $17,381,239 $165,007,698    --    $182,388,937
                               =========== ============    ==    ============

 **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                 Value+
     -                                                           -----

     AFFILIATED INVESTMENT COMPANY -- (100.0%)

     Investment in The U.S. Large Cap Value Series of
       The DFA Investment Trust Company                      $8,133,769,482
                                                             --------------

        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,528,588,546)............................. $8,133,769,482
                                                             ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                     Percentage
                                            Shares       Value+ of Net Assets**
                                            ------       -----  ---------------
 COMMON STOCKS -- (89.4%)...............
 Consumer Discretionary -- (14.0%)......
   #Dillard's, Inc. Class A.............   240,649 $ 11,555,965       0.4%
   Foot Locker, Inc.....................   476,481   10,253,871       0.3%
  #*GameStop Corp. Class A..............   397,119   10,198,016       0.3%
   *Liberty Media Corp. Capital Class A.   139,435   11,471,317       0.4%
   *Mohawk Industries, Inc..............   210,899   12,662,376       0.4%
   *Toll Brothers, Inc..................   509,058   10,695,309       0.4%
   Other Securities.....................            408,675,956      13.5%
                                                   ------------      -----
 Total Consumer Discretionary...........            475,512,810      15.7%
                                                   ------------      -----

 Consumer Staples -- (3.5%).............
   *Constellation Brands, Inc. Class A..   572,827   12,825,597       0.4%
   *Ralcorp Holdings, Inc...............   166,665   12,966,537       0.4%
   *Smithfield Foods, Inc...............   512,700   12,079,212       0.4%
   Other Securities.....................             79,880,399       2.7%
                                                   ------------      -----
 Total Consumer Staples.................            117,751,745       3.9%
                                                   ------------      -----

 Energy -- (10.6%)......................
   *Complete Production Services, Inc...   293,989    9,977,987       0.3%
   Patterson-UTI Energy, Inc............   424,189   13,196,520       0.4%
   Pioneer Natural Resources Co.........   129,564   13,245,328       0.4%
   *Plains Exploration & Production Co..   372,012   14,151,336       0.5%
   *Rowan Cos., Inc.....................   419,159   17,478,930       0.6%
   Sunoco, Inc..........................   321,586   13,718,859       0.5%
   *Tesoro Petroleum Corp...............   480,279   13,025,166       0.4%
   #Tidewater, Inc......................   169,501   10,087,005       0.3%
   Other Securities.....................            253,287,715       8.4%
                                                   ------------      -----
 Total Energy...........................            358,168,846      11.8%
                                                   ------------      -----

 Financials -- (19.9%)..................
   *American Capital, Ltd............... 1,070,676   10,995,843       0.4%
   American Financial Group, Inc........   350,630   12,542,035       0.4%
   Assurant, Inc........................   305,492   12,128,032       0.4%
   Axis Capital Holdings, Ltd...........   403,451   14,266,027       0.5%
   *E*Trade Financial Corp..............   671,527   10,905,598       0.3%
   *NASDAQ OMX Group, Inc. (The)........   540,725   14,653,648       0.5%
   *Popular, Inc........................ 3,226,677   10,164,033       0.3%
   Reinsurance Group of America, Inc....   236,355   14,961,272       0.5%
   Transatlantic Holdings, Inc..........   204,165   10,063,293       0.3%
   Validus Holdings, Ltd................   344,953   11,224,771       0.4%
   #Zions Bancorporation................   446,096   10,907,047       0.4%
   Other Securities.....................            540,075,306      17.8%
                                                   ------------      -----
 Total Financials.......................            672,886,905      22.2%
                                                   ------------      -----

 Health Care -- (6.4%)..................
   *Coventry Health Care, Inc...........   467,075   15,072,510       0.5%
   *HealthSpring, Inc...................   272,795   11,318,265       0.4%
   *Hologic, Inc........................   462,432   10,182,753       0.3%
   #Omnicare, Inc.......................   365,815   11,493,907       0.4%
   Other Securities.....................            168,380,384       5.5%
                                                   ------------      -----
 Total Health Care......................            216,447,819       7.1%
                                                   ------------      -----

 Industrials -- (14.1%).................
  #*Avis Budget Group, Inc..............   578,582   10,969,915       0.4%
  #*General Cable Corp..................   211,820   10,273,270       0.3%
   *Owens Corning, Inc..................   350,045   13,245,703       0.4%
   #Trinity Industries, Inc.............   284,198   10,287,968       0.4%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                 Percentage
                                                                                      Shares         Value+ of Net Assets**
                                                                                      ------         -----  ---------------
Industrials -- (Continued).....................................................
  Other Securities.............................................................              $  432,674,078      14.3%
                                                                                             --------------      ----
Total Industrials..............................................................                 477,450,934      15.8%
                                                                                             --------------      ----

Information Technology -- (12.4%)..............................................
  *Arrow Electronics, Inc......................................................      350,552     15,981,666       0.5%
  *Fairchild Semiconductor International, Inc..................................      551,477     11,564,473       0.4%
  *IAC/InterActiveCorp.........................................................      329,849     11,910,847       0.4%
  *Ingram Micro, Inc. Class A..................................................      529,613      9,919,651       0.3%
  *International Rectifier Corp................................................      300,671     10,391,190       0.3%
  *Tech Data Corp..............................................................      261,278     13,881,700       0.5%
  Other Securities.............................................................                 346,083,082      11.4%
                                                                                             --------------      ----
Total Information Technology...................................................                 419,732,609      13.8%
                                                                                             --------------      ----

Materials -- (6.9%)............................................................
  Ashland, Inc.................................................................      213,705     13,266,806       0.4%
  *Century Aluminum Co.........................................................      556,132     11,111,517       0.4%
  *Coeur d'Alene Mines Corp....................................................      329,341     10,443,403       0.3%
  Domtar Corp..................................................................      117,487     10,928,641       0.4%
  MeadWestavco Corp............................................................      402,152     13,548,501       0.4%
  Reliance Steel & Aluminum Co.................................................      209,025     11,832,905       0.4%
  Westlake Chemical Corp.......................................................      164,151     10,776,513       0.4%
  Other Securities.............................................................                 150,593,899       5.0%
                                                                                             --------------      ----
Total Materials................................................................                 232,502,185       7.7%
                                                                                             --------------      ----

Other -- (0.0%)................................................................
  Other Securities.............................................................                          --       0.0%
                                                                                             --------------      ----

Real Estate Investment Trusts -- (0.0%)........................................
  Other Securities.............................................................                         471       0.0%
                                                                                             --------------      ----
Telecommunication Services -- (1.2%)...........................................
  *MetroPCS Communications, Inc................................................      720,666     12,128,809       0.4%
  Other Securities.............................................................                  27,603,649       0.9%
                                                                                             --------------      ----
Total Telecommunication Services...............................................                  39,732,458       1.3%
                                                                                             --------------      ----

Utilities -- (0.4%)............................................................
  Other Securities.............................................................                  13,172,530       0.4%
                                                                                             --------------      ----
TOTAL COMMON STOCKS............................................................               3,023,359,312      99.7%
                                                                                             --------------      ----
RIGHTS/WARRANTS -- (0.0%)......................................................
  Other Securities.............................................................                      66,032       0.0%
                                                                                             --------------      ----

TEMPORARY CASH INVESTMENTS -- (0.2%)...........................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares..........    6,507,055      6,507,055       0.2%
                                                                                             --------------      ----

                                                                                  Shares/
                                                                                   Face
                                                                                  Amount
                                                                                  ------
                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (10.4%).......................................
(S)@DFA Short Term Investment Fund.............................................  352,488,661    352,488,661      11.6%
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by
 $1,040,164 FNMA 3.500%, 02/01/26, valuedat $1,045,840) to be repurchased at
 $1,015,383.................................................................... $      1,015      1,015,378       0.1%
                                                                                             --------------      ----

TOTAL SECURITIES LENDING COLLATERAL............................................                 353,504,039      11.7%
                                                                                             --------------      ----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         Percentage
                                                Value+ of Net Assets**
                                                -----  ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $2,715,506,595)         $3,383,436,438     111.6%
                                        ==============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                  Valuation Inputs
                                 --------------------------------------------------

                                      Investment in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  475,512,810           --   --    $  475,512,810
  Consumer Staples..............    117,663,397 $     88,348   --       117,751,745
  Energy........................    358,168,846           --   --       358,168,846
  Financials....................    672,886,905           --   --       672,886,905
  Health Care...................    216,447,819           --   --       216,447,819
  Industrials...................    477,272,288      178,646   --       477,450,934
  Information Technology........    419,732,609           --   --       419,732,609
  Materials.....................    232,502,185           --   --       232,502,185
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.            471           --   --               471
  Telecommunication Services....     39,732,458           --   --        39,732,458
  Utilities.....................     13,172,530           --   --        13,172,530
Rights/Warrants.................         35,727       30,305   --            66,032
Temporary Cash Investments......      6,507,055           --   --         6,507,055
Securities Lending Collateral...             --  353,504,039   --       353,504,039
                                 -------------- ------------   --    --------------
TOTAL........................... $3,029,635,100 $353,801,338   --    $3,383,436,438
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                     Percentage
                                             Shares         Value+ of Net Assets**
                                             ------         -----  ---------------
COMMON STOCKS -- (83.3%)
Consumer Discretionary -- (14.3%)
  #American Greetings Corp. Class A       1,790,470 $   44,045,562       0.6%
 #*Cabela's, Inc.                         1,608,803     41,088,829       0.5%
  #Dillard's, Inc. Class A                1,637,833     78,648,741       1.0%
 #*Gaylord Entertainment Co.              1,237,351     44,383,780       0.6%
 #*Iconix Brand Group, Inc.               1,499,001     36,710,534       0.5%
 #*Penske Automotive Group, Inc.          1,718,788     38,638,354       0.5%
  #Rent-A-Center, Inc.                    1,421,975     43,299,139       0.5%
 #*Saks, Inc.                             3,558,394     42,558,392       0.5%
  #Scholastic Corp.                       1,528,917     40,179,939       0.5%
  Other Securities                                     959,095,362      12.0%
                                                    --------------      -----
Total Consumer Discretionary                         1,368,648,632      17.2%
                                                    --------------      -----

Consumer Staples -- (2.5%)
  *Hain Celestial Group, Inc.             1,311,686     44,610,441       0.6%
  Other Securities                                     191,147,125       2.4%
                                                    --------------      -----
Total Consumer Staples                                 235,757,566       3.0%
                                                    --------------      -----

Energy -- (8.9%)
  *Bristow Group, Inc.                      994,046     46,123,734       0.6%
  *Complete Production Services, Inc.     1,711,791     58,098,187       0.7%
 #*Exterran Holdings, Inc.                1,702,183     36,954,393       0.5%
  #Frontier Oil Corp.                     1,949,845     54,478,669       0.7%
  *Helix Energy Solutions Group, Inc.     2,847,335     53,900,052       0.7%
  #SEACOR Holdings, Inc.                    362,962     35,871,534       0.4%
  Other Securities                                     569,182,547       7.1%
                                                    --------------      -----
Total Energy                                           854,609,116      10.7%
                                                    --------------      -----

Financials -- (17.0%)
  *American Capital, Ltd.                 5,107,942     52,458,564       0.7%
  *CNO Financial Group, Inc.              6,898,490     55,601,829       0.7%
  #Delphi Financial Group, Inc. Class A   1,255,156     40,102,234       0.5%
  #First Niagara Financial Group, Inc.    3,515,047     50,616,677       0.6%
 #*MBIA, Inc.                             3,747,338     38,672,528       0.5%
 #*PHH Corp.                              1,742,188     37,387,354       0.5%
  #Provident Financial Services, Inc.     2,445,306     35,505,843       0.4%
  Unitrin, Inc.                           1,286,803     38,912,923       0.5%
  #Webster Financial Corp.                1,739,823     37,440,991       0.5%
  Other Securities                                   1,242,110,408      15.6%
                                                    --------------      -----
Total Financials                                     1,628,809,351      20.5%
                                                    --------------      -----

Health Care -- (5.5%)
  Cooper Cos., Inc.                         613,518     45,952,498       0.6%
 #*HealthSpring, Inc.                       953,190     39,547,853       0.5%
 #*Kindred Healthcare, Inc.               1,507,380     38,016,124       0.5%
 #*LifePoint Hospitals, Inc.              1,678,385     69,837,600       0.9%
  #Universal American Corp.               1,561,190     36,063,489       0.4%
  *Viropharma, Inc.                       1,994,826     38,480,194       0.5%
  Other Securities                                     254,130,969       3.2%
                                                    --------------      -----
Total Health Care                                      522,028,727       6.6%
                                                    --------------      -----

Industrials -- (15.8%)
  #Alexander & Baldwin, Inc.              1,143,809     60,278,734       0.8%
  *Amerco, Inc.                             347,357     35,333,154       0.4%
 #*Avis Budget Group, Inc.                2,820,428     53,475,315       0.7%
  *Esterline Technologies Corp.           1,023,870     73,513,866       0.9%
  #GATX Corp.                             1,412,629     59,711,828       0.8%

U.S. SMALL CAP VALUE PORTFOLIO CONTINUED
CONTINUED

                                                                                                               Percentage
                                                                                    Shares         Value+ of Net Assets**
                                                                                    ------         -----  ---------------

Industrials -- (Continued)..................................................
 #*General Cable Corp.......................................................       824,297 $   39,978,404       0.5%
  Seaboard Corp.............................................................        18,889     45,088,043       0.6%
  #Trinity Industries, Inc..................................................     1,795,262     64,988,484       0.8%
  Other Securities..........................................................                1,078,663,576      13.5%
                                                                                           --------------     ------
Total Industrials...........................................................                1,511,031,404      19.0%
                                                                                           --------------     ------

Information Technology -- (12.4%)...........................................
  *Benchmark Electronics, Inc...............................................     2,751,881     46,506,789       0.6%
  *Coherent, Inc............................................................       834,432     52,160,344       0.7%
  *Convergys Corp...........................................................     2,652,794     38,465,513       0.5%
  *Fairchild Semiconductor International, Inc...............................     3,188,035     66,853,094       0.8%
  MKS Instruments, Inc......................................................     1,789,749     50,793,077       0.6%
 #*Skyworks Solutions, Inc..................................................     1,385,062     43,574,051       0.5%
 #*Vishay Intertechnology, Inc..............................................     3,162,160     60,334,013       0.8%
  Other Securities..........................................................                  831,777,509      10.4%
                                                                                           --------------     ------
Total Information Technology................................................                1,190,464,390      14.9%
                                                                                           --------------     ------

Materials -- (6.5%).........................................................
  *Century Aluminum Co......................................................     2,488,528     49,720,789       0.6%
  *Coeur d'Alene Mines Corp.................................................     1,879,971     59,613,880       0.8%
 #*Louisiana-Pacific Corp...................................................     3,774,683     35,104,552       0.4%
  #Westlake Chemical Corp...................................................     1,654,024    108,586,676       1.4%
  Other Securities..........................................................                  370,192,401       4.6%
                                                                                           --------------     ------
Total Materials.............................................................                  623,218,298       7.8%
                                                                                           --------------     ------

Other -- (0.0%).............................................................
  Other Securities..........................................................                        6,633       0.0%
                                                                                           --------------     ------

Real Estate Investment Trusts -- (0.0%).....................................
  Other Securities..........................................................                        2,061       0.0%
                                                                                           --------------     ------

Telecommunication Services -- (0.3%)........................................
  Other Securities..........................................................                   27,672,839       0.3%
                                                                                           --------------     ------

Utilities -- (0.1%).........................................................
  Other Securities..........................................................                   11,993,925       0.1%
                                                                                           --------------     ------
TOTAL COMMON STOCKS.........................................................                7,974,242,942     100.1%
                                                                                           --------------     ------
RIGHTS/WARRANTS -- (0.0%)...................................................
  Other Securities..........................................................                    1,007,772       0.0%
                                                                                           --------------     ------

TEMPORARY CASH INVESTMENTS -- (0.1%)........................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares.......    10,913,076     10,913,076       0.1%
                                                                                           --------------     ------

                                                                                Shares/
                                                                                 Face
                                                                                Amount
                                                                                ------
                                                                                 (000)
SECURITIES LENDING COLLATERAL -- (16.6%)....................................
(S)@DFA Short Term Investment Fund.......................................... 1,584,011,499  1,584,011,499      19.9%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11..................
  (Collateralized by $4,674,280 FNMA 3.500%, 02/01/26, valuedat $4,699,788).
  to be repurchased at $4,562,923...........................................        $4,563      4,562,900       0.1%
                                                                                           --------------     ------
TOTAL SECURITIES LENDING COLLATERAL.........................................                1,588,574,399      20.0%
                                                                                           --------------     ------

U.S. SMALL CAP VALUE PORTFOLIO CONTINUED
CONTINUED

                                                         Percentage
                                                Value+ of Net Assets**
                                                -----  ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $7,993,881,748)         $9,574,738,189     120.2%
                                        ==============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                   Valuation Inputs
                                 ----------------------------------------------------

                                       Investment in Securities (Market Value)
                                 ----------------------------------------------------
                                    Level 1        Level 2     Level 3     Total
                                 -------------- -------------- ------- --------------
Common Stocks...................
  Consumer Discretionary........ $1,368,648,632             --   --    $1,368,648,632
  Consumer Staples..............    235,721,090 $       36,476   --       235,757,566
  Energy........................    854,609,116             --   --       854,609,116
  Financials....................  1,628,747,827         61,524   --     1,628,809,351
  Health Care...................    521,272,940        755,787   --       522,028,727
  Industrials...................  1,510,690,564        340,840   --     1,511,031,404
  Information Technology........  1,190,464,390             --   --     1,190,464,390
  Materials.....................    623,218,298             --   --       623,218,298
  Other.........................             --          6,633   --             6,633
  Real Estate Investment Trusts.          2,061             --   --             2,061
  Telecommunication Services....     27,672,839             --   --        27,672,839
  Utilities.....................     11,993,925             --   --        11,993,925
Rights/Warrants.................         95,033        912,739   --         1,007,772
Temporary Cash Investments......     10,913,076             --   --        10,913,076
Securities Lending Collateral...             --  1,588,574,399   --     1,588,574,399
                                 -------------- --------------   --    --------------
TOTAL........................... $7,984,049,791 $1,590,688,398   --    $9,574,738,189
                                 ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                   Percentage
                                          Shares       Value+ of Net Assets**
                                          ------       -----  ---------------
  COMMON STOCKS -- (92.2%)
  Consumer Discretionary -- (12.3%)
    *Amazon.com, Inc..................    55,780 $ 10,960,770       0.3%
    Comcast Corp. Class A.............   444,809   11,671,788       0.3%
    *DIRECTV Class A..................   220,510   10,714,581       0.3%
    Home Depot, Inc...................   244,063    9,064,500       0.2%
    McDonald's Corp...................   140,351   10,990,887       0.3%
    Time Warner, Inc..................   237,277    8,983,307       0.2%
    Walt Disney Co. (The).............   390,582   16,834,084       0.5%
    Other Securities..................            424,273,044      11.2%
                                                 ------------      -----
  Total Consumer Discretionary........            503,492,961      13.3%
                                                 ------------      -----

  Consumer Staples -- (7.0%)..........
    Coca-Cola Co. (The)...............   299,214   20,184,976       0.5%
    CVS Caremark Corp.................   290,603   10,531,453       0.3%
    Kraft Foods, Inc. Class A.........   365,426   12,271,005       0.3%
    PepsiCo, Inc......................   233,659   16,096,769       0.4%
    Philip Morris International, Inc..   257,447   17,877,120       0.5%
    Procter & Gamble Co. (The)........   378,459   24,561,989       0.7%
    Wal-Mart Stores, Inc..............   499,081   27,439,473       0.7%
    Other Securities..................            158,808,803       4.2%
                                                 ------------      -----
  Total Consumer Staples..............            287,771,588       7.6%
                                                 ------------      -----

  Energy -- (10.3%)...................
    Apache Corp.......................    77,286   10,307,634       0.3%
    Chevron Corp......................   428,110   46,852,358       1.2%
    ConocoPhillips....................   296,061   23,368,095       0.6%
    Devon Energy Corp.................   103,309    9,401,119       0.3%
    Exxon Mobil Corp..................   674,925   59,393,400       1.6%
    Occidental Petroleum Corp.........   113,741   12,999,459       0.3%
    Schlumberger, Ltd.................   204,389   18,343,913       0.5%
    Other Securities..................            240,800,932       6.3%
                                                 ------------      -----
  Total Energy........................            421,466,910      11.1%
                                                 ------------      -----

  Financials -- (14.7%)...............
    Bank of America Corp.............. 1,864,148   22,891,737       0.6%
    *Berkshire Hathaway, Inc..........   131,025   10,914,382       0.3%
    *Citigroup, Inc................... 5,989,288   27,490,832       0.7%
    Goldman Sachs Group, Inc. (The)...   103,629   15,649,015       0.4%
    JPMorgan Chase & Co...............   860,699   39,273,695       1.0%
    MetLife, Inc......................   211,259    9,884,809       0.3%
    U.S. Bancorp......................   434,986   11,231,339       0.3%
    Wells Fargo & Co.................. 1,073,360   31,245,510       0.8%
    Other Securities..................            434,107,137      11.5%
                                                 ------------      -----
  Total Financials....................            602,688,456      15.9%
                                                 ------------      -----

  Health Care -- (10.0%)..............
    Abbott Laboratories...............   203,058   10,567,138       0.3%
    Johnson & Johnson.................   372,316   24,468,608       0.6%
    Merck & Co., Inc..................   454,964   16,355,956       0.4%
    Pfizer, Inc....................... 1,749,123   36,661,618       1.0%
    UnitedHealth Group, Inc...........   235,483   11,592,828       0.3%
    Other Securities..................            307,942,221       8.1%
                                                 ------------      -----
  Total Health Care...................            407,588,369      10.7%
                                                 ------------      -----

  Industrials -- (12.3%)..............
    3M Co.............................   101,394    9,856,511       0.2%
    Caterpillar, Inc..................    93,176   10,753,442       0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED



                                                                                              Shares         Value+
                                                                                              ------         -----
Industrials -- (Continued)..............................................................
  General Electric Co...................................................................   2,341,740 $   47,888,583
  Union Pacific Corp....................................................................     107,688     11,142,477
  United Technologies Corp..............................................................     122,099     10,937,628
  Other Securities......................................................................                412,453,737
                                                                                                     --------------
Total Industrials.......................................................................                503,032,378
                                                                                                     --------------

Information Technology -- (15.2%).......................................................
  *Apple, Inc...........................................................................     118,753     41,353,357
  Cisco Sytems, Inc.....................................................................     718,867     12,623,305
  *Google, Inc..........................................................................      35,402     19,262,228
  Hewlett-Packard Co....................................................................     447,680     18,072,842
  Intel Corp............................................................................     963,439     22,342,150
  International Business Machines Corp..................................................     179,866     30,681,542
  Microsoft Corp........................................................................   1,104,256     28,732,741
  Oracle Corp...........................................................................     604,998     21,810,178
  QUALCOMM, Inc.........................................................................     237,807     13,516,950
  Other Securities......................................................................                414,037,331
                                                                                                     --------------
Total Information Technology............................................................                622,432,624
                                                                                                     --------------

Materials -- (4.9%).....................................................................
  Other Securities......................................................................                201,806,249
                                                                                                     --------------

Other -- (0.0%).........................................................................
  Other Securities......................................................................                         --
                                                                                                     --------------

Telecommunication Services -- (2.4%)....................................................
  AT&T, Inc.............................................................................   1,253,560     39,010,787
  Verizon Communications, Inc...........................................................     628,388     23,740,499
  Other Securities......................................................................                 33,142,543
                                                                                                     --------------
Total Telecommunication Services........................................................                 95,893,829
                                                                                                     --------------

Utilities -- (3.1%).....................................................................
  Other Securities......................................................................                128,337,436
                                                                                                     --------------
TOTAL COMMON STOCKS.....................................................................              3,774,510,800
                                                                                                     --------------
RIGHTS/WARRANTS -- (0.0%)...............................................................
  Other Securities......................................................................                    171,559
                                                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.8%)....................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares...................  31,671,641     31,671,641
                                                                                                     --------------

                                                                                           Shares/
                                                                                            Face
                                                                                           Amount
                                                                                            (000)
SECURITIES LENDING COLLATERAL -- (7.0%).................................................
(S)@DFA Short Term Investment Fund...................................................... 285,211,616    285,211,616
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $841,635
  FNMA 3.500%, 02/01/26, valued at $846,228) to be repurchased at $821,584..............        $822        821,580
                                                                                                     --------------

TOTAL SECURITIES LENDING COLLATERAL.....................................................                286,033,196
                                                                                                     --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,361,954,764)..................................................................             $4,092,387,196
                                                                                                     ==============

                                                                                              Percentage
                                                                                         of Net Assets**
                                                                                         ---------------
Industrials -- (Continued)..............................................................
  General Electric Co...................................................................       1.2%
  Union Pacific Corp....................................................................       0.3%
  United Technologies Corp..............................................................       0.3%
  Other Securities......................................................................      10.9%
                                                                                             ------
Total Industrials.......................................................................      13.2%
                                                                                             ------

Information Technology -- (15.2%).......................................................
  *Apple, Inc...........................................................................       1.1%
  Cisco Sytems, Inc.....................................................................       0.3%
  *Google, Inc..........................................................................       0.5%
  Hewlett-Packard Co....................................................................       0.5%
  Intel Corp............................................................................       0.6%
  International Business Machines Corp..................................................       0.8%
  Microsoft Corp........................................................................       0.8%
  Oracle Corp...........................................................................       0.6%
  QUALCOMM, Inc.........................................................................       0.3%
  Other Securities......................................................................      10.9%
                                                                                             ------
Total Information Technology............................................................      16.4%
                                                                                             ------

Materials -- (4.9%).....................................................................
  Other Securities......................................................................       5.3%
                                                                                             ------

Other -- (0.0%).........................................................................
  Other Securities......................................................................       0.0%
                                                                                             ------

Telecommunication Services -- (2.4%)....................................................
  AT&T, Inc.............................................................................       1.0%
  Verizon Communications, Inc...........................................................       0.6%
  Other Securities......................................................................       0.9%
                                                                                             ------
Total Telecommunication Services........................................................       2.5%
                                                                                             ------

Utilities -- (3.1%).....................................................................
  Other Securities......................................................................       3.4%
                                                                                             ------
TOTAL COMMON STOCKS.....................................................................      99.4%
                                                                                             ------
RIGHTS/WARRANTS -- (0.0%)...............................................................
  Other Securities......................................................................       0.0%
                                                                                             ------

TEMPORARY CASH INVESTMENTS -- (0.8%)....................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares...................       0.8%
                                                                                             ------





SECURITIES LENDING COLLATERAL -- (7.0%).................................................
(S)@DFA Short Term Investment Fund......................................................       7.5%
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $841,635
  FNMA 3.500%, 02/01/26, valued at $846,228) to be repurchased at $821,584..............       0.1%
                                                                                             ------

TOTAL SECURITIES LENDING COLLATERAL.....................................................       7.6%
                                                                                             ------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,361,954,764)..................................................................     107.8%
                                                                                             ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  503,492,961           --   --    $  503,492,961
  Consumer Staples............    287,750,944 $     20,644   --       287,771,588
  Energy......................    421,466,910           --   --       421,466,910
  Financials..................    602,662,113       26,343   --       602,688,456
  Health Care.................    407,561,837       26,532   --       407,588,369
  Industrials.................    502,982,087       50,291   --       503,032,378
  Information Technology......    622,432,624           --   --       622,432,624
  Materials...................    201,806,249           --   --       201,806,249
  Other.......................             --           --   --                --
  Telecommunication Services..     95,893,829           --   --        95,893,829
  Utilities...................    128,337,436           --   --       128,337,436
Rights/Warrants...............        152,218       19,341   --           171,559
Temporary Cash Investments....     31,671,641           --   --        31,671,641
Securities Lending Collateral.             --  286,033,196   --       286,033,196
                               -------------- ------------   --    --------------

TOTAL......................... $3,806,210,849 $286,176,347   --    $4,092,387,196
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                     Percentage
                                          Shares         Value+ of Net Assets**
                                          ------         -----  ---------------

COMMON STOCKS -- (91.8%)..............
Consumer Discretionary -- (13.0%).....
  Comcast Corp. Class A...............   905,103 $   23,749,903       0.4%
  Lowe's Cos., Inc....................   606,612     15,923,565       0.3%
  News Corp. Class A..................   788,576     14,052,424       0.2%
  Time Warner, Inc....................   505,637     19,143,417       0.3%
  Walt Disney Co. (The)...............   796,924     34,347,424       0.6%
  Other Securities....................              758,912,127      12.3%
                                                 --------------      -----
Total Consumer Discretionary..........              866,128,860      14.1%
                                                 --------------      -----

Consumer Staples -- (5.7%)............
  CVS Caremark Corp...................   602,186     21,823,221       0.4%
  Kraft Foods, Inc. Class A...........   758,296     25,463,580       0.4%
  PepsiCo, Inc........................   187,890     12,943,742       0.2%
  Procter & Gamble Co. (The)..........   602,031     39,071,812       0.6%
  Wal-Mart Stores, Inc................   470,085     25,845,273       0.4%
  Other Securities....................              257,781,039       4.2%
                                                 --------------      -----
Total Consumer Staples................              382,928,667       6.2%
                                                 --------------      -----

Energy -- (11.1%).....................
  Anadarko Petroleum Corp.............   221,015     17,446,924       0.3%
  Apache Corp.........................   161,279     21,509,780       0.3%
  Chevron Corp........................   870,961     95,317,972       1.5%
  ConocoPhillips......................   621,821     49,080,332       0.8%
  Devon Energy Corp...................   179,429     16,328,039       0.3%
  Exxon Mobil Corp....................   865,623     76,174,824       1.2%
  Marathon Oil Corp...................   312,619     16,893,931       0.3%
  National-Oilwell, Inc...............   183,838     14,098,536       0.2%
  Occidental Petroleum Corp...........   173,068     19,779,942       0.3%
  Schlumberger, Ltd...................   177,195     15,903,251       0.3%
  Other Securities....................              398,747,462       6.5%
                                                 --------------      -----
Total Energy..........................              741,280,993      12.0%
                                                 --------------      -----

Financials -- (16.8%).................
  Bank of America Corp................ 4,072,969     50,016,059       0.8%
  Bank of New York Mellon Corp. (The).   547,488     15,855,252       0.3%
  *Citigroup, Inc..................... 6,270,597     28,782,040       0.5%
  Goldman Sachs Group, Inc. (The).....   215,233     32,502,335       0.5%
  JPMorgan Chase & Co................. 1,758,487     80,239,762       1.3%
  MetLife, Inc........................   417,085     19,515,407       0.3%
  Morgan Stanley......................   605,703     15,839,133       0.3%
  PNC Financial Services Group, Inc...   232,284     14,480,585       0.2%
  Prudential Financial, Inc...........   209,753     13,302,535       0.2%
  Travelers Cos., Inc. (The)..........   240,418     15,213,651       0.2%
  U.S. Bancorp........................   816,801     21,089,802       0.3%
  Wells Fargo & Co.................... 2,251,097     65,529,434       1.1%
  Other Securities....................              748,588,026      12.2%
                                                 --------------      -----
Total Financials......................            1,120,954,021      18.2%
                                                 --------------      -----

Health Care -- (9.3%).................
  Johnson & Johnson...................   334,716     21,997,536       0.3%
  Merck & Co., Inc....................   591,992     21,282,112       0.3%
  Pfizer, Inc......................... 3,406,208     71,394,120       1.2%
  UnitedHealth Group, Inc.............   491,713     24,207,031       0.4%
  WellPoint, Inc......................   211,328     16,227,877       0.3%
  Other Securities....................              470,071,433       7.6%
                                                 --------------      -----
Total Health Care.....................              625,180,109      10.1%
                                                 --------------      -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                Shares         Value+
                                                                                                ------         -----

Industrials -- (13.0%)....................................................................
  CSX Corp................................................................................     166,800 $   13,125,492
  General Electric Co.....................................................................   4,628,560     94,654,052
  Union Pacific Corp......................................................................     215,752     22,323,859
  Other Securities........................................................................                736,798,959
                                                                                                       --------------
Total Industrials.........................................................................                866,902,362
                                                                                                       --------------

Information Technology -- (12.9%).........................................................
  *Apple, Inc.............................................................................      73,982     25,762,752
  *Corning, Inc...........................................................................     683,540     14,313,328
  Hewlett-Packard Co......................................................................     667,594     26,950,770
  Intel Corp..............................................................................   1,282,072     29,731,250
  International Business Machines Corp....................................................      92,663     15,806,455
  Microsoft Corp..........................................................................     748,306     19,470,922
  Oracle Corp.............................................................................     457,669     16,498,967
  Other Securities........................................................................                710,912,390
                                                                                                       --------------
Total Information Technology..............................................................                859,446,834
                                                                                                       --------------

Materials -- (5.0%).......................................................................
  Dow Chemical Co. (The)..................................................................     381,147     15,623,216
  Other Securities........................................................................                318,471,350
                                                                                                       --------------
Total Materials...........................................................................                334,094,566
                                                                                                       --------------

Other -- (0.0%)...........................................................................
  Other Securities........................................................................                         --
                                                                                                       --------------

Real Estate Investment Trusts -- (0.0%)...................................................
  Other Securities........................................................................                        318
                                                                                                       --------------

Telecommunication Services -- (2.8%)......................................................
  AT&T, Inc...............................................................................   2,555,855     79,538,208
  Verizon Communications, Inc.............................................................   1,260,585     47,624,901
  Other Securities........................................................................                 58,625,363
                                                                                                       --------------
Total Telecommunication Services..........................................................                185,788,472
                                                                                                       --------------

Utilities -- (2.2%).......................................................................
  Other Securities........................................................................                146,077,301
                                                                                                       --------------
TOTAL COMMON STOCKS.......................................................................              6,128,782,503
                                                                                                       --------------
RIGHTS/WARRANTS -- (0.0%).................................................................
  Other Securities........................................................................                    313,966
                                                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)......................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares.....................  28,695,296     28,695,296
                                                                                                       --------------

                                                                                             Shares/
                                                                                              Face
                                                                                             Amount
                                                                                              (000)
SECURITIES LENDING COLLATERAL -- (7.8%)...................................................
(S)@DFA Short Term Investment Fund........................................................ 521,669,261    521,669,261
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $1,539,401
  FNMA 3.500%, 02/01/26, valuedat $1,547,802) to be repurchased at $1,502,727.............      $1,503      1,502,719
                                                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL.......................................................                523,171,980
                                                                                                       --------------

                                                                                                Percentage
                                                                                           of Net Assets**
                                                                                           ---------------

Industrials -- (13.0%)....................................................................
  CSX Corp................................................................................       0.2%
  General Electric Co.....................................................................       1.5%
  Union Pacific Corp......................................................................       0.4%
  Other Securities........................................................................      12.0%
                                                                                                -----
Total Industrials.........................................................................      14.1%
                                                                                                -----

Information Technology -- (12.9%).........................................................
  *Apple, Inc.............................................................................       0.4%
  *Corning, Inc...........................................................................       0.2%
  Hewlett-Packard Co......................................................................       0.4%
  Intel Corp..............................................................................       0.5%
  International Business Machines Corp....................................................       0.3%
  Microsoft Corp..........................................................................       0.3%
  Oracle Corp.............................................................................       0.3%
  Other Securities........................................................................      11.6%
                                                                                                -----
Total Information Technology..............................................................      14.0%
                                                                                                -----

Materials -- (5.0%).......................................................................
  Dow Chemical Co. (The)..................................................................       0.2%
  Other Securities........................................................................       5.2%
                                                                                                -----
Total Materials...........................................................................       5.4%
                                                                                                -----

Other -- (0.0%)...........................................................................
  Other Securities........................................................................       0.0%
                                                                                                -----

Real Estate Investment Trusts -- (0.0%)...................................................
  Other Securities........................................................................       0.0%
                                                                                                -----

Telecommunication Services -- (2.8%)......................................................
  AT&T, Inc...............................................................................       1.3%
  Verizon Communications, Inc.............................................................       0.8%
  Other Securities........................................................................       0.9%
                                                                                                -----
Total Telecommunication Services..........................................................       3.0%
                                                                                                -----

Utilities -- (2.2%).......................................................................
  Other Securities........................................................................       2.4%
                                                                                                -----
TOTAL COMMON STOCKS.......................................................................      99.5%
                                                                                                -----
RIGHTS/WARRANTS -- (0.0%).................................................................
  Other Securities........................................................................       0.0%
                                                                                                -----

TEMPORARY CASH INVESTMENTS -- (0.4%)......................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares.....................       0.5%
                                                                                                -----





SECURITIES LENDING COLLATERAL -- (7.8%)...................................................
(S)@DFA Short Term Investment Fund........................................................       8.5%
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $1,539,401
  FNMA 3.500%, 02/01/26, valuedat $1,547,802) to be repurchased at $1,502,727.............       0.0%
                                                                                                -----
TOTAL SECURITIES LENDING COLLATERAL.......................................................       8.5%
                                                                                                -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Percentage
                                                Value+ of Net Assets**
                                                -----  ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $5,595,588,154)........ $6,680,963,745     108.5%
                                        ==============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                  Valuation Inputs
                                 --------------------------------------------------

                                      Investment in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks...................
  Consumer Discretionary........ $  866,128,860           --   --    $  866,128,860
  Consumer Staples..............    382,887,718 $     40,949   --       382,928,667
  Energy........................    741,280,993           --   --       741,280,993
  Financials....................  1,120,870,698       83,323   --     1,120,954,021
  Health Care...................    625,108,602       71,507   --       625,180,109
  Industrials...................    866,846,381       55,981   --       866,902,362
  Information Technology........    859,446,834           --   --       859,446,834
  Materials.....................    334,094,566           --   --       334,094,566
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.            318           --   --               318
  Telecommunication Services....    185,788,472           --   --       185,788,472
  Utilities.....................    146,077,301           --   --       146,077,301
Rights/Warrants.................        262,899       51,067   --           313,966
Temporary Cash Investments......     28,695,296           --   --        28,695,296
Securities Lending Collateral...             --  523,171,980   --       523,171,980
                                 -------------- ------------   --    --------------

TOTAL........................... $6,157,488,938 $523,474,807   --    $6,680,963,745
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                        Percentage
                                                            Value+ of Net Assets**
                                               Shares       -----  ---------------
COMMON STOCKS -- (90.4%)...................
Consumer Discretionary -- (13.5%)..........
  CBS Corp. Class B........................   210,809 $  5,316,603       0.3%
  Comcast Corp. Class A....................   298,194    7,824,611       0.4%
  J.C. Penney Co., Inc.....................   113,950    4,381,378       0.2%
  *Liberty Media Corp. Capital Class A.....    92,738    7,629,555       0.4%
  *Liberty Media Corp. Interactive Class A.   286,008    4,999,420       0.2%
  *Royal Caribbean Cruises, Ltd............   102,220    4,070,400       0.2%
  Time Warner Cable, Inc...................    54,723    4,275,508       0.2%
  Time Warner, Inc.........................   198,927    7,531,376       0.4%
  Walt Disney Co. (The)....................   101,019    4,353,919       0.2%
  Other Securities.........................            249,318,013      12.4%
                                                      ------------      -----
Total Consumer Discretionary...............            299,700,783      14.9%
                                                      ------------      -----

Consumer Staples -- (4.6%).................
  Bunge, Ltd...............................    67,445    5,088,051       0.3%
  CVS Caremark Corp........................   152,409    5,523,302       0.3%
  J.M. Smucker Co..........................    58,872    4,419,521       0.2%
  Kraft Foods, Inc. Class A................   190,203    6,387,017       0.3%
  Procter & Gamble Co. (The)...............    97,417    6,322,363       0.3%
  Other Securities.........................             74,130,036       3.7%
                                                      ------------      -----
Total Consumer Staples.....................            101,870,290       5.1%
                                                      ------------      -----

Energy -- (10.1%)..........................
  Anadarko Petroleum Corp..................    68,323    5,393,418       0.3%
  Chevron Corp.............................   125,570   13,742,381       0.7%
  ConocoPhillips...........................   197,546   15,592,306       0.8%
  Exxon Mobil Corp.........................   176,810   15,559,280       0.8%
  Marathon Oil Corp........................    95,508    5,161,252       0.2%
  *Nabors Industries, Ltd..................   140,749    4,312,549       0.2%
  Pioneer Natural Resources Co.............    54,700    5,591,981       0.3%
  Other Securities.........................            159,090,394       7.9%
                                                      ------------      -----
Total Energy...............................            224,443,561      11.2%
                                                      ------------      -----

Financials -- (21.3%)......................
  American Financial Group, Inc............   129,237    4,622,808       0.2%
  Bank of America Corp..................... 1,228,804   15,089,713       0.8%
  Bank of New York Mellon Corp. (The)......   168,407    4,877,067       0.3%
  *Citigroup, Inc.......................... 1,768,967    8,119,559       0.4%
  CNA Financial Corp.......................   130,529    4,051,620       0.2%
  First Niagara Financial Group, Inc.......   287,675    4,142,520       0.2%
  Goldman Sachs Group, Inc. (The)..........    43,159    6,517,441       0.3%
  JPMorgan Chase & Co......................   539,281   24,607,392       1.2%
  LIncoln National Corp....................   152,570    4,764,761       0.2%
  MetLife, Inc.............................   123,995    5,801,726       0.3%
  Morgan Stanley...........................   185,483    4,850,380       0.2%
  NYSE Euronext, Inc.......................   132,257    5,296,893       0.3%
  PNC Financial Services Group, Inc........    67,378    4,200,345       0.2%
  Principal Financial Group, Inc...........   154,218    5,204,858       0.3%
  Regions Financial Corp...................   574,455    4,216,500       0.2%
  Travelers Cos., Inc. (The)...............    73,100    4,625,768       0.2%
  Unum Group...............................   203,475    5,388,018       0.3%
  Wells Fargo & Co.........................   363,213   10,573,130       0.5%
  Other Securities.........................            343,903,605      17.1%
                                                      ------------      -----
Total Financials...........................            470,854,104      23.4%
                                                      ------------      -----

Health Care -- (7.6%)......................
  Pfizer, Inc..............................   526,553   11,036,551       0.6%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                               Shares         Value+
                                                                                               ------         -----
Health Care -- (Continued)...............................................................
  WellPoint, Inc.........................................................................      62,400 $    4,791,696
  Other Securities.......................................................................                152,828,374
                                                                                                      --------------
Total Health Care........................................................................                168,656,621
                                                                                                      --------------

Industrials -- (12.8%)...................................................................
  General Electric Co....................................................................     741,335     15,160,301
  *Owens Corning, Inc....................................................................     107,808      4,079,455
  Other Securities.......................................................................                263,342,387
                                                                                                      --------------
Total Industrials........................................................................                282,582,143
                                                                                                      --------------

Information Technology -- (11.6%)........................................................
  *IAC/InterActiveCorp...................................................................     143,044      5,165,319
  Intel Corp.............................................................................     202,420      4,694,120
  *Vishay Intertechnology, Inc...........................................................     264,417      5,045,076
  Other Securities.......................................................................                242,877,607
                                                                                                      --------------
Total Information Technology.............................................................                257,782,122
                                                                                                      --------------

Materials -- (5.4%)......................................................................
  MeadWestavco Corp......................................................................     151,161      5,092,614
  Westlake Chemical Corp.................................................................      74,956      4,920,861
  Other Securities.......................................................................                108,800,479
                                                                                                      --------------
Total Materials..........................................................................                118,813,954
                                                                                                      --------------

Other -- (0.0%)..........................................................................
  Other Securities.......................................................................                         --
                                                                                                      --------------

Telecommunication Services -- (2.2%).....................................................
  AT&T, Inc..............................................................................     736,355     22,915,368
  Verizon Communications, Inc............................................................     201,388      7,608,439
  Other Securities.......................................................................                 19,328,739
                                                                                                      --------------
Total Telecommunication Services.........................................................                 49,852,546
                                                                                                      --------------

Utilities -- (1.3%)......................................................................
  Other Securities.......................................................................                 29,169,187
                                                                                                      --------------
TOTAL COMMON STOCKS......................................................................              2,003,725,311
                                                                                                      --------------
RIGHTS/WARRANTS -- (0.0%)................................................................
  Other Securities.......................................................................                     86,679
                                                                                                      --------------
TEMPORARY CASH INVESTMENTS -- (0.4%).....................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares....................   8,471,773      8,471,773
                                                                                                      --------------
                                                                                              Shares/
                                                                                                 Face
                                                                                               Amount
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (9.2%)..................................................
(S)@DFA Short Term Investment Fund....................................................... 202,292,578    202,292,578
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $596,948,
  FNMA 3.500%, 02/01/26, valued at $600,206) to be repurchased at $582,726...............        $583        582,723
                                                                                                      --------------
TOTAL SECURITIES LENDING COLLATERAL......................................................                202,875,301
                                                                                                      --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,851,320,915)......................................             $2,215,159,064
                                                                                                      ==============

                                                                                               Percentage
                                                                                          of Net Assets**
                                                                                          ---------------
Health Care -- (Continued)...............................................................
  WellPoint, Inc.........................................................................       0.2%
  Other Securities.......................................................................       7.6%
                                                                                              ------
Total Health Care........................................................................       8.4%
                                                                                              ------

Industrials -- (12.8%)...................................................................
  General Electric Co....................................................................       0.8%
  *Owens Corning, Inc....................................................................       0.2%
  Other Securities.......................................................................      13.1%
                                                                                              ------
Total Industrials........................................................................      14.1%
                                                                                              ------

Information Technology -- (11.6%)........................................................
  *IAC/InterActiveCorp...................................................................       0.3%
  Intel Corp.............................................................................       0.2%
  *Vishay Intertechnology, Inc...........................................................       0.2%
  Other Securities.......................................................................      12.1%
                                                                                              ------
Total Information Technology.............................................................      12.8%
                                                                                              ------

Materials -- (5.4%)......................................................................
  MeadWestavco Corp......................................................................       0.3%
  Westlake Chemical Corp.................................................................       0.2%
  Other Securities.......................................................................       5.4%
                                                                                              ------
Total Materials..........................................................................       5.9%
                                                                                              ------

Other -- (0.0%)..........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

Telecommunication Services -- (2.2%).....................................................
  AT&T, Inc..............................................................................       1.1%
  Verizon Communications, Inc............................................................       0.4%
  Other Securities.......................................................................       1.0%
                                                                                              ------
Total Telecommunication Services.........................................................       2.5%
                                                                                              ------

Utilities -- (1.3%)......................................................................
  Other Securities.......................................................................       1.4%
                                                                                              ------
TOTAL COMMON STOCKS......................................................................      99.7%
                                                                                              ------
RIGHTS/WARRANTS -- (0.0%)................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------
TEMPORARY CASH INVESTMENTS -- (0.4%).....................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares....................       0.4%
                                                                                              ------




SECURITIES LENDING COLLATERAL -- (9.2%)..................................................
(S)@DFA Short Term Investment Fund.......................................................      10.1%
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $596,948,
  FNMA 3.500%, 02/01/26, valued at $600,206) to be repurchased at $582,726...............       0.0%
                                                                                              ------
TOTAL SECURITIES LENDING COLLATERAL......................................................      10.1%
                                                                                              ------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,851,320,915)......................................     110.2%
                                                                                              ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED



Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  299,700,783           --   --    $  299,700,783
  Consumer Staples............    101,825,093 $     45,197   --       101,870,290
  Energy......................    224,443,561           --   --       224,443,561
  Financials..................    470,778,965       75,139   --       470,854,104
  Health Care.................    168,632,609       24,012   --       168,656,621
  Industrials.................    282,570,415       11,728   --       282,582,143
  Information Technology......    257,782,122           --   --       257,782,122
  Materials...................    118,813,954           --   --       118,813,954
  Other.......................             --           --   --                --
  Telecommunication Services..     49,852,546           --   --        49,852,546
  Utilities...................     29,169,187           --   --        29,169,187
Rights/Warrants...............         41,615       45,064   --            86,679
Temporary Cash Investments....      8,471,773           --   --         8,471,773
Securities Lending Collateral.             --  202,875,301   --       202,875,301
                               -------------- ------------   --    --------------

TOTAL......................... $2,012,082,623 $203,076,441   --    $2,215,159,064
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                      Percentage
                                             Shares       Value+ of Net Assets**
                                             ------       -----  ---------------
COMMON STOCKS -- (79.9%)...................
Consumer Discretionary -- (13.1%)..........
  #Aaron's, Inc............................ 282,237 $  8,125,603       0.2%
  #Buckle, Inc............................. 177,650    8,081,298       0.2%
 #*Deckers Outdoor Corp.................... 107,700    9,139,422       0.2%
  #Dillard's, Inc. Class A................. 187,213    8,989,968       0.2%
 #*Pier 1 Imports, Inc..................... 682,993    8,318,855       0.2%
  *Tenneco, Inc............................ 167,225    7,727,467       0.1%
  *Ulta Salon Cosmetics & Fragrance, Inc... 169,958    9,040,066       0.2%
  *WABCO Holdings, Inc..................... 140,934   10,407,976       0.2%
  Other Securities.........................          673,888,454      14.9%
                                                    ------------      -----
Total Consumer Discretionary...............          743,719,109      16.4%
                                                    ------------      -----

Consumer Staples -- (2.9%).................
  #Nu Skin Enterprises, Inc. Class A....... 299,624    9,614,934       0.2%
  Other Securities.........................          155,333,021       3.4%
                                                    ------------      -----
Total Consumer Staples.....................          164,947,955       3.6%
                                                    ------------      -----

Energy -- (5.3%)...........................
  *Complete Production Services, Inc....... 223,760    7,594,414       0.2%
  Frontier Oil Corp........................ 338,166    9,448,358       0.2%
  *Helix Energy Solutions Group, Inc....... 411,246    7,784,887       0.2%
  #Holly Corp.............................. 154,285    8,933,102       0.2%
  *International Coal Group, Inc........... 713,310    7,867,809       0.2%
 #*Key Energy Services, Inc................ 480,044    8,736,801       0.2%
  Lufkin Industries, Inc...................  95,925    8,856,755       0.2%
  *Rosetta Resources, Inc.................. 169,847    7,801,073       0.2%
  #RPC, Inc................................ 397,165   10,743,313       0.2%
  Other Securities.........................          224,231,371       4.9%
                                                    ------------      -----
Total Energy...............................          301,997,883       6.7%
                                                    ------------      -----

Financials -- (10.6%)......................
  *American Capital, Ltd................... 882,842    9,066,787       0.2%
  *CNO Financial Group, Inc................ 953,964    7,688,950       0.2%
  Other Securities.........................          580,800,781      12.8%
                                                    ------------      -----
Total Financials...........................          597,556,518      13.2%
                                                    ------------      -----

Health Care -- (8.5%)......................
 #*American Medical Systems Holdings, Inc.. 268,775    7,928,862       0.2%
  *HealthSpring, Inc....................... 211,823    8,788,536       0.2%
  Medicis Pharmaceutical Corp. Class A..... 212,145    7,522,662       0.2%
  Other Securities.........................          455,126,868      10.0%
                                                    ------------      -----
Total Health Care..........................          479,366,928      10.6%
                                                    ------------      -----

Industrials -- (14.6%).....................
  #Actuant Corp. Class A................... 273,540    7,593,470       0.1%
  Alexander & Baldwin, Inc................. 145,501    7,667,903       0.2%
 #*Avis Budget Group, Inc.................. 411,404    7,800,220       0.2%
 #*General Cable Corp...................... 189,054    9,169,119       0.2%
  *Hexcel Corp............................. 356,681    7,679,342       0.2%
  #Manitowoc Co., Inc. (The)............... 459,749   10,201,830       0.2%
  *Old Dominion Freight Line, Inc.......... 201,306    7,532,871       0.1%
  *Sauer-Danfoss, Inc...................... 130,532    7,705,304       0.2%
  Other Securities.........................          760,157,910      16.8%
                                                    ------------      -----
Total Industrials..........................          825,507,969      18.2%
                                                    ------------      -----

Information Technology -- (17.1%)..........
 #*Acme Packet, Inc........................ 161,675   13,355,972       0.3%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                               Percentage
                                                                                       Shares         Value+ of Net Assets**
                                                                                       ------         -----  ---------------
Information Technology -- (Continued)
 #*Ancestry.com, Inc.                                                                 163,751 $    7,483,421       0.1%
  *Ariba, Inc.                                                                        262,753      9,135,922       0.2%
 #*Aruba Networks, Inc.                                                               263,829      9,479,376       0.2%
  *Fairchild Semiconductor International, Inc.                                        398,681      8,360,341       0.2%
  *Hypercom Corp.                                                                     918,056     10,989,130       0.2%
  *International Rectifier Corp.                                                      225,033      7,777,140       0.2%
 #*IPG Photonics Corp.                                                                204,333     14,192,970       0.3%
  *Loral Space & Communications, Inc.                                                 128,378      8,973,622       0.2%
 #*Riverbed Technology, Inc.                                                          293,942     10,329,122       0.2%
  *TIBCO Software, Inc.                                                               474,473     14,229,445       0.3%
 #*Veeco Instruments, Inc.                                                            155,644      7,958,078       0.2%
 #*VeriFone Systems, Inc.                                                             226,455     12,414,263       0.3%
  *Vishay Intertechnology, Inc.                                                       427,738      8,161,241       0.2%
  Other Securities                                                                               823,002,278      18.2%
                                                                                              --------------      -----
Total Information Technology                                                                     965,842,321      21.3%
                                                                                              --------------      -----

Materials -- (4.8%)
  Carpenter Technology Corp.                                                          165,007      8,458,259       0.2%
  *Coeur d'Alene Mines Corp.                                                          254,520      8,070,829       0.2%
  #NewMarket Corp.............................................................         43,500      8,017,920       0.1%
  *Rockwood Holdings, Inc.                                                            141,834      8,047,661       0.2%
  Westlake Chemical Corp.                                                             127,313      8,358,098       0.2%
  Other Securities                                                                               230,284,691       5.1%
                                                                                              --------------      -----
Total Materials                                                                                  271,237,458       6.0%
                                                                                              --------------      -----

Other -- (0.0%)
  Other Securities                                                                                       454       0.0%
                                                                                              --------------      -----

Telecommunication Services -- (0.8%)
  Other Securities                                                                                46,650,648       1.0%
                                                                                              --------------      -----

Utilities -- (2.2%)
  Other Securities                                                                               121,962,992       2.7%
                                                                                              --------------      -----
TOTAL COMMON STOCKS                                                                            4,518,790,235      99.7%
                                                                                              --------------      -----

RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                                   137,432       0.0%
                                                                                              --------------      -----

TEMPORARY CASH INVESTMENTS -- (0.4%)
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares              22,078,495     22,078,495       0.5%
                                                                                              --------------      -----

                                                                                  Shares/
                                                                                   Face
                                                                                  Amount
                                                                                  ------
                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (19.7%)
(S)@DFA Short Term Investment Fund                                              1,110,010,185  1,110,010,185      24.5%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by
  $3,275,544 FNMA 3.500%, 02/01/26, valuedat $3,293,419) to be repurchased
  at $3,197,509                                                                $        3,197      3,197,493       0.1%
                                                                                              --------------      -----
TOTAL SECURITIES LENDING COLLATERAL                                                            1,113,207,678      24.6%
                                                                                              --------------      -----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         Percentage
                                                Value+ of Net Assets**
                                                ------ ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $4,434,531,322)........ $5,654,213,840     124.8%
                                        ==============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               ----------------------------------------------------

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  743,719,109             --   --    $  743,719,109
  Consumer Staples............    164,850,813 $       97,142   --       164,947,955
  Energy......................    301,997,883             --   --       301,997,883
  Financials..................    597,511,724         44,794   --       597,556,518
  Health Care.................    479,220,303        146,625   --       479,366,928
  Industrials.................    825,302,926        205,043   --       825,507,969
  Information Technology......    965,842,321             --   --       965,842,321
  Materials...................    271,237,458             --   --       271,237,458
  Other.......................             --            454   --               454
  Telecommunication Services..     46,650,648             --   --        46,650,648
  Utilities...................    121,962,992             --   --       121,962,992
Rights/Warrants...............         44,910         92,522   --           137,432
Temporary Cash Investments....     22,078,495             --   --        22,078,495
Securities Lending Collateral.             --  1,113,207,678   --     1,113,207,678
                               -------------- --------------   --    --------------
TOTAL......................... $4,540,419,582 $1,113,794,258   --    $5,654,213,840
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                  Percentage
                                            Shares       Value+ of Net Assets**
                                            ------       -----  ---------------
COMMON STOCKS -- (87.7%)
Consumer Discretionary -- (13.4%)
 #*BJ's Restaurants, Inc.                  218,820 $ 10,273,599       0.3%
  *Buffalo Wild Wings, Inc.                149,089    9,109,338       0.2%
  Finish Line, Inc. Class A                400,378    8,604,123       0.2%
  *Hibbett Sporting Goods, Inc.            213,043    8,048,765       0.2%
  #Monro Muffler Brake, Inc.               271,069    8,235,076       0.2%
  Other Securities                                  535,484,716      14.2%
                                                   ------------      -----
Total Consumer Discretionary                        579,755,617      15.3%
                                                   ------------      -----

Consumer Staples -- (3.9%)
  Andersons, Inc. (The)                    164,550    8,169,908       0.2%
  *Darling International, Inc.             608,047    9,832,120       0.3%
  J & J Snack Foods Corp.                  180,997    9,198,268       0.2%
  #PriceSmart, Inc.                        296,100   12,329,604       0.3%
  Other Securities                                  126,673,134       3.4%
                                                   ------------      -----
Total Consumer Staples                              166,203,034       4.4%
                                                   ------------      -----

Energy -- (4.5%)
  *Clayton Williams Energy, Inc.           110,880   10,042,402       0.3%
  Other Securities                                  183,923,312       4.8%
                                                   ------------      -----
Total Energy                                        193,965,714       5.1%
                                                   ------------      -----

Financials -- (11.8%)
  #FBL Financial Group, Inc. Class A       289,468    8,828,774       0.3%
  *First Cash Financial Services, Inc.     294,883   11,571,209       0.3%
  Infinity Property & Casualty Corp.       144,873    8,561,994       0.2%
 #*World Acceptance Corp.                  156,911   10,662,102       0.3%
  Other Securities                                  469,644,144      12.4%
                                                   ------------      -----
Total Financials                                    509,268,223      13.5%
                                                   ------------      -----

Health Care -- (11.0%)
  *Cyberonics, Inc.                        225,257    8,012,392       0.2%
  *Hanger Orthopedic Group, Inc.           308,862    8,391,781       0.2%
  Invacare Corp.                           248,109    8,162,786       0.2%
  *Neogen Corp.                            203,656    8,533,186       0.2%
  *Zoll Medical Corp.                      170,789    9,680,321       0.3%
  Other Securities                                  431,886,417      11.4%
                                                   ------------      -----
Total Health Care                                   474,666,883      12.5%
                                                   ------------      -----

Industrials -- (16.3%)
  *Acacia Technologies Group               346,464   14,243,135       0.4%
  *Dollar Thrifty Automotive Group, Inc.   133,851    9,226,349       0.2%
  Kaman Corp. Class A                      236,632    8,802,710       0.2%
  Raven Industries, Inc.                   178,996    9,730,223       0.2%
  #Titan International, Inc.               319,702    9,875,595       0.3%
 #*United Rentals, Inc.                    353,280   10,393,498       0.3%
  Other Securities                                  638,569,237      16.9%
                                                   ------------      -----
Total Industrials                                   700,840,747      18.5%
                                                   ------------      -----

Information Technology -- (19.8%)
  *Acme Packet, Inc.                       124,480   10,283,293       0.3%
  *Cabot Microelectronics Corp.            230,045   11,237,698       0.3%
  *Coherent, Inc.                          132,487    8,281,762       0.2%
  *Entegris, Inc.                          947,226    8,174,560       0.2%
  Forrester Research, Inc.                 223,549    8,832,421       0.2%
  iGATE Corp.                              521,424    8,843,351       0.2%
  *IPG Photonics Corp.                     458,850   31,871,721       0.8%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                    Shares         Value+
                                                                                                    ------         -----
Information Technology -- (Continued)
 #*L-1 Identity Solutions, Inc.                                                                    785,607 $    9,215,170
  *Loral Space & Communications, Inc.                                                              158,091     11,050,561
  *Manhattan Associates, Inc.                                                                      238,948      8,637,970
  *NetScout Systems, Inc.                                                                          317,575      8,126,744
  OPNET Technologies, Inc.                                                                         203,834      7,982,139
 #*RightNow Technologies, Inc.                                                                     262,553      9,499,168
  *ScanSource, Inc.                                                                                236,107      8,445,547
 #*STEC, Inc.                                                                                      446,325      9,337,119
 #*Stratasys, Inc.                                                                                 197,122     10,615,020
 #*Travelzoo, Inc.                                                                                 131,842     10,797,860
 #*Tyler Technologies, Inc.                                                                        364,519      9,036,426
 #*Ultimate Software Group, Inc.                                                                   179,380     10,045,280
 #*Universal Display Corp.                                                                         307,402     16,888,666
  Other Securities                                                                                            638,901,505
                                                                                                           --------------
Total Information Technology                                                                                  856,103,981
                                                                                                           --------------

Materials -- (4.4%)
  #AMCOL International Corp.                                                                       263,102      9,792,656
  Arch Chemicals, Inc.                                                                             218,955      8,466,990
  Balchem Corp.                                                                                    235,675      9,353,941
  Deltic Timber Corp.                                                                              123,009      8,340,010
  Other Securities                                                                                            155,180,485
                                                                                                           --------------
Total Materials                                                                                               191,134,082
                                                                                                           --------------

Other -- (0.0%)
  Other Securities                                                                                                  2,444
                                                                                                           --------------

Telecommunication Services -- (1.2%)
  Other Securities                                                                                             52,177,910
                                                                                                           --------------

Utilities -- (1.4%)
  MGE Energy, Inc.                                                                                 196,967      8,274,584
  Other Securities                                                                                             49,734,183
                                                                                                           --------------
Total Utilities                                                                                                58,008,767
                                                                                                           --------------
TOTAL COMMON STOCKS                                                                                         3,782,127,402
                                                                                                           --------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                                                422,907
                                                                                                           --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares                            4,712,372      4,712,372
                                                                                                           --------------

                                                                                                   Shares/
                                                                                                      Face
                                                                                                    Amount
                                                                                                    ------
                                                                                                     (000)
SECURITIES LENDING COLLATERAL -- (12.2%)
(S)@DFA Short Term Investment Fund                                                             526,244,270    526,244,270
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11
 (Collateralized by $1,552,901 FNMA 3.500%, 02/01/26, valued at $1,561,376) to be repurchased
 at $1,515,906                                                                                      $1,516      1,515,898
                                                                                                           --------------
TOTAL SECURITIES LENDING COLLATERAL                                                                           527,760,168
                                                                                                           --------------

                                                                                                    Percentage
                                                                                               of Net Assets**
                                                                                               ---------------
Information Technology -- (Continued)
 #*L-1 Identity Solutions, Inc.                                                                      0.2%
  *Loral Space & Communications, Inc.                                                                0.3%
  *Manhattan Associates, Inc.                                                                        0.2%
  *NetScout Systems, Inc.                                                                            0.2%
  OPNET Technologies, Inc.                                                                           0.2%
 #*RightNow Technologies, Inc.                                                                       0.3%
  *ScanSource, Inc.                                                                                  0.2%
 #*STEC, Inc.                                                                                        0.3%
 #*Stratasys, Inc.                                                                                   0.3%
 #*Travelzoo, Inc.                                                                                   0.3%
 #*Tyler Technologies, Inc.                                                                          0.2%
 #*Ultimate Software Group, Inc.                                                                     0.3%
 #*Universal Display Corp.                                                                           0.5%
  Other Securities                                                                                  16.9%
                                                                                                    -----
Total Information Technology                                                                        22.6%
                                                                                                    -----

Materials -- (4.4%)
  #AMCOL International Corp.                                                                         0.3%
  Arch Chemicals, Inc.                                                                               0.2%
  Balchem Corp.                                                                                      0.3%
  Deltic Timber Corp.                                                                                0.2%
  Other Securities                                                                                   4.1%
                                                                                                    -----
Total Materials                                                                                      5.1%
                                                                                                    -----

Other -- (0.0%)
  Other Securities                                                                                   0.0%
                                                                                                    -----

Telecommunication Services -- (1.2%)
  Other Securities                                                                                   1.4%
                                                                                                    -----

Utilities -- (1.4%)
  MGE Energy, Inc.                                                                                   0.2%
  Other Securities                                                                                   1.3%
                                                                                                    -----
Total Utilities                                                                                      1.5%
                                                                                                    -----
TOTAL COMMON STOCKS                                                                                 99.9%
                                                                                                    -----
RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                                   0.0%
                                                                                                    -----

TEMPORARY CASH INVESTMENTS -- (0.1%)
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares                                0.1%
                                                                                                    -----






SECURITIES LENDING COLLATERAL -- (12.2%)
(S)@DFA Short Term Investment Fund                                                                  13.9%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11
 (Collateralized by $1,552,901 FNMA 3.500%, 02/01/26, valued at $1,561,376) to be repurchased
 at $1,515,906                                                                                       0.1%
                                                                                                    -----
TOTAL SECURITIES LENDING COLLATERAL                                                                 14.0%
                                                                                                    -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            Percentage
                                                Value+ of Net Assets**
                                                -----  ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $3,386,789,027)........ $4,315,022,849     114.0%
                                        ==============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  579,755,617           --   --    $  579,755,617
  Consumer Staples............    166,065,165 $    137,869   --       166,203,034
  Energy......................    193,965,714           --   --       193,965,714
  Financials..................    509,006,441      261,782   --       509,268,223
  Health Care.................    474,442,602      224,281   --       474,666,883
  Industrials.................    700,800,010       40,737   --       700,840,747
  Information Technology......    856,103,981           --   --       856,103,981
  Materials...................    191,134,082           --   --       191,134,082
  Other.......................             --        2,444   --             2,444
  Telecommunication Services..     52,177,910           --   --        52,177,910
  Utilities...................     58,008,767           --   --        58,008,767
Rights/Warrants...............         61,485      361,422   --           422,907
Temporary Cash Investments....      4,712,372           --   --         4,712,372
Securities Lending Collateral.             --  527,760,168   --       527,760,168
                               -------------- ------------   --    --------------
TOTAL......................... $3,786,234,146 $528,788,703   --    $4,315,022,849
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                                       Percentage
                                                                            Shares         Value+ of Net Assets**
                                                                            ------         -----  ---------------
COMMON STOCKS -- (82.0%)
Real Estate Investment Trusts -- (82.0%)
  Alexander's, Inc.                                                         48,795 $   21,435,156       0.7%
  #Alexandria Real Estate Equities, Inc.                                   461,058     37,875,915       1.2%
  AMB Property Corp.                                                     1,439,681     52,404,388       1.7%
  American Campus Communites, Inc.                                         561,680     19,743,052       0.6%
  #Apartment Investment & Management Co. Class A                         1,070,880     28,870,925       0.9%
  #AvalonBay Communities, Inc.                                             778,009     98,503,719       3.1%
  #BioMed Realty Trust, Inc.                                             1,091,810     21,661,510       0.7%
  #Boston Properties, Inc.                                               1,282,000    134,007,460       4.2%
  BRE Properties, Inc. Class A                                             551,733     27,983,898       0.9%
  Camden Property Trust                                                    616,784     38,703,196       1.2%
  #CBL & Associates Properties, Inc.                                     1,200,256     22,288,754       0.7%
  #Corporate Office Properties Trust                                       547,500     19,277,475       0.6%
  #Developers Diversified Realty Corp.                                   1,945,090     28,670,627       0.9%
  #Digital Realty Trust, Inc.                                              773,347     46,663,758       1.5%
  #Douglas Emmett, Inc.                                                  1,017,007     21,163,916       0.7%
  Duke Realty Corp.                                                      2,155,660     32,873,815       1.0%
  #Entertainment Properties Trust                                          398,314     18,963,730       0.6%
  #Equity Residential                                                    2,602,656    155,430,616       4.9%
  #Essex Property Trust, Inc.                                              276,971     37,524,031       1.2%
  Federal Realty Investment Trust                                          562,878     49,285,598       1.6%
  *General Growth Properties, Inc.                                       3,463,216     57,835,707       1.8%
  #HCP, Inc.                                                             3,226,720    127,842,646       4.1%
  #Health Care REIT, Inc.                                                1,407,963     75,706,170       2.4%
  #Highwood Properties, Inc.                                               655,670     24,194,223       0.8%
  #Home Properties, Inc.                                                   335,680     21,282,112       0.7%
  Hospitality Properties Trust                                           1,129,465     27,276,580       0.9%
  #Host Marriott Corp.                                                   6,093,286    108,399,558       3.4%
  #Kimco Realty Corp.                                                    3,714,442     72,580,197       2.3%
  #Liberty Property Trust                                                1,044,979     36,751,911       1.2%
  #Macerich Co. (The)                                                    1,112,431     58,758,605       1.9%
  Mack-Cali Realty Corp.                                                   727,684     25,701,799       0.8%
  #Mid-America Apartment Communities, Inc.                                 289,230     19,335,025       0.6%
  #National Retail Properties, Inc.                                        763,832     20,119,335       0.6%
  Nationwide Health Properties, Inc.                                     1,102,624     48,294,931       1.5%
  #Omega Healthcare Investors, Inc.                                        839,612     19,277,492       0.6%
  #Piedmont Office Realty Trust, Inc.                                    1,116,017     22,208,738       0.7%
  ProLogis                                                               4,811,917     78,386,128       2.5%
  Public Storage REIT                                                    1,324,670    155,397,038       4.9%
  #Realty Income Corp.                                                   1,005,558     35,747,587       1.1%
  Regency Centers Corp.                                                    749,077     35,251,564       1.1%
  Senior Housing Properties Trust                                        1,166,432     27,667,767       0.9%
  Simon Property Group, Inc.                                             2,680,150    306,984,381       9.7%
  #SL Green Realty Corp.                                                   716,070     59,097,257       1.9%
  #Tanger Factory Outlet Centers, Inc.                                     740,796     20,468,193       0.6%
  Taubman Centers, Inc.                                                    501,718     29,174,902       0.9%
  UDR, Inc.                                                              1,552,746     40,200,594       1.3%
  #Ventas, Inc.                                                          1,441,328     80,613,475       2.6%
  Vornado Realty Trust                                                   1,508,390    145,831,145       4.6%
  #Washington REIT                                                         570,992     18,500,141       0.6%
  #Weingarten Realty Investors                                           1,049,531     27,718,114       0.9%
  Other Securities                                                                    412,120,778      13.1%
                                                                                   --------------      -----
TOTAL COMMON STOCKS                                                                 3,152,055,632      99.9%
                                                                                   --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.5%)
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares   19,467,014     19,467,014       0.6%
                                                                                   --------------      -----

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                   Shares/
                                                                                                      Face
                                                                                                    Amount         Value+
                                                                                                    ------         -----
                                                                                                     (000)
SECURITIES LENDING COLLATERAL -- (17.5%)......................................................
(S)@DFA Short Term Investment Fund............................................................ 672,941,132 $  672,941,132
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11
 (Collateralized by $1,985,791 FNMA 3.500%, 02/01/26, valued at $1,996,627) to be repurchased
 at $1,938,483................................................................................      $1,938      1,938,473
                                                                                                           --------------
TOTAL SECURITIES LENDING COLLATERAL...........................................................                674,879,605
                                                                                                           --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,988,706,483)........................................................................             $3,846,402,251
                                                                                                           ==============

                                                                                                   Percentage
                                                                                               of Net Assets*
                                                                                               --------------

SECURITIES LENDING COLLATERAL -- (17.5%)......................................................
(S)@DFA Short Term Investment Fund............................................................      21.3%
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11
 (Collateralized by $1,985,791 FNMA 3.500%, 02/01/26, valued at $1,996,627) to be repurchased
 at $1,938,483................................................................................       0.1%
                                                                                                   ------
TOTAL SECURITIES LENDING COLLATERAL...........................................................      21.4%
                                                                                                   ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,988,706,483)........................................................................     121.9%
                                                                                                   ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                  Valuation Inputs
                                 --------------------------------------------------

                                      Investment in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks...................
  Real Estate Investment Trusts. $3,152,055,632           --   --    $3,152,055,632
Temporary Cash Investments......     19,467,014           --   --        19,467,014
Securities Lending Collateral...             -- $674,879,605   --       674,879,605
                                 -------------- ------------   --    --------------

TOTAL........................... $3,171,522,646 $674,879,605   --    $3,846,402,251
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.
                                      38

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                          Percentage
                                                 Shares      Value++ of Net Assets**
                                                 ------      -----   ---------------
COMMON STOCKS -- (83.4%)
AUSTRALIA -- (6.5%)
  Australia & New Zealand Banking Group, Ltd.   360,926 $  9,614,045       0.5%
  BHP Billiton, Ltd.                            294,474   14,909,034       0.8%
  #BHP Billiton, Ltd. Sponsored ADR              94,000    9,516,560       0.5%
  Commonwealth Bank of Australia                213,538   12,605,691       0.7%
  National Australia Bank, Ltd.                 299,123    8,905,685       0.5%
  Westpac Banking Corp.                         319,640    8,726,176       0.4%
  Other Securities                                        83,610,273       4.3%
                                                        ------------      -----
TOTAL AUSTRALIA                                          147,887,464       7.7%
                                                        ------------      -----

AUSTRIA -- (0.2%)
  Other Securities                                         5,427,621       0.3%
                                                        ------------      -----

BELGIUM -- (0.7%)
  Other Securities.............................           15,732,757       0.8%
                                                        ------------      -----

CANADA -- (8.6%)
  #Bank of Nova Scotia                          146,827    8,952,544       0.5%
  Barrick Gold Corp.                            140,200    7,160,032       0.4%
  Canadian National Resources, Ltd.             152,300    7,164,692       0.4%
  Potash Corp. of Saskatchewan, Inc.            127,800    7,219,690       0.4%
  #Royal Bank of Canada                         200,737   12,644,850       0.7%
  Suncor Energy, Inc.                           218,807   10,085,265       0.5%
  #Toronto Dominion Bank                        123,084   10,656,916       0.5%
  Other Securities                                       133,758,149       6.9%
                                                        ------------      -----
TOTAL CANADA                                             197,642,138      10.3%
                                                        ------------      -----

DENMARK -- (0.9%)
  Other Securities                                        20,572,746       1.1%
                                                        ------------      -----

FINLAND -- (0.8%)
  Other Securities                                        18,003,222       0.9%
                                                        ------------      -----

FRANCE -- (7.6%)
  BNP Paribas SA............................... 126,565   10,005,549       0.5%
  GDF Suez SA                                   173,524    7,095,282       0.4%
  *Sanofi-Aventis SA                            104,729    8,285,859       0.4%
  Total SA                                      162,680   10,418,270       0.6%
  Total SA Sponsored ADR                        144,707    9,294,531       0.5%
  Other Securities                                       129,448,352       6.7%
                                                        ------------      -----
TOTAL FRANCE                                             174,547,843       9.1%
                                                        ------------      -----

GERMANY -- (6.5%)
  #BASF SE                                      123,751   12,707,259       0.7%
  #Bayer AG                                      85,355    7,493,717       0.4%
  *Daimler AG.................................. 130,227   10,064,788       0.5%
  #Deutsche Bank AG                             130,617    8,531,902       0.4%
  Siemens AG                                     51,634    7,510,630       0.4%
  Siemens AG Sponsored ADR                       67,650    9,872,841       0.5%
  Other Securities                                        93,190,865       4.9%
                                                        ------------      -----
TOTAL GERMANY                                            149,372,002       7.8%
                                                        ------------      -----

GREECE -- (0.2%)
  Other Securities                                         3,844,224       0.2%
                                                        ------------      -----

HONG KONG -- (1.9%)
  Other Securities                                        43,331,088       2.2%
                                                        ------------      -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                         Percentage
                                                Shares      Value++ of Net Assets**
                                                ------      -----   ---------------
IRELAND -- (0.2%)
  Other Securities                                     $  4,082,158       0.2%
                                                       ------------      -----

ISRAEL -- (0.5%)
  Other Securities                                       11,432,145       0.6%
                                                       ------------      -----

ITALY -- (2.1%)
  Other Securities                                       48,149,705       2.5%
                                                       ------------      -----

JAPAN -- (14.8%)
  Mitsubishi UFJ Financial Group, Inc. ADR   1,455,897    6,944,629       0.3%
  #Toyota Motor Corp.                          228,700    9,123,105       0.5%
  Other Securities                                      323,263,338      16.8%
                                                       ------------      -----
TOTAL JAPAN                                             339,331,072      17.6%
                                                       ------------      -----

NETHERLANDS -- (2.2%)
  Unilever NV                                  224,122    7,378,251       0.4%
  Other Securities                                       42,597,423       2.2%
                                                       ------------      -----
TOTAL NETHERLANDS                                        49,975,674       2.6%
                                                       ------------      -----

NEW ZEALAND -- (0.1%)
  Other Securities                                        1,698,547       0.1%
                                                       ------------      -----

NORWAY -- (0.9%)
  Other Securities                                       20,271,357       1.1%
                                                       ------------      -----

PORTUGAL -- (0.2%)
  Other Securities                                        4,532,011       0.2%
                                                       ------------      -----

SINGAPORE -- (1.3%)
  Other Securities                                       28,831,474       1.5%
                                                       ------------      -----

SPAIN -- (2.7%)
  #Banco Santander SA Sponsored ADR            866,699   10,747,068       0.6%
  Telefonica SA Sponsored ADR                  407,889   10,996,687       0.6%
  Other Securities                                       40,976,001       2.1%
                                                       ------------      -----
TOTAL SPAIN                                              62,719,756       3.3%
                                                       ------------      -----

SWEDEN -- (2.5%)
  Other Securities                                       57,366,495       3.0%
                                                       ------------      -----

SWITZERLAND -- (5.9%)
  Nestle SA                                    471,890   29,289,453       1.5%
  Novartis AG                                  164,651    9,763,834       0.5%
  Novartis AG ADR                              147,100    8,703,907       0.5%
  Roche Holding AG Genusschein                  97,207   15,778,632       0.8%
  *UBS AG...................................   493,094    9,868,077       0.5%
  Other Securities                                       61,966,459       3.2%
                                                       ------------      -----
TOTAL SWITZERLAND                                       135,370,362       7.0%
                                                       ------------      -----

UNITED KINGDOM -- (16.1%)
  Anglo American P.L.C.                        198,028   10,380,384       0.5%
  Barclays P.L.C. Sponsored ADR                365,409    6,961,041       0.4%
  BG Group P.L.C.                              453,969   11,690,371       0.6%
  #BHP Billiton P.L.C. ADR                     109,908    9,252,055       0.5%
  BP P.L.C. Sponsored ADR                      359,546   16,589,452       0.9%
  British American Tobacco P.L.C.              251,484   10,989,063       0.6%
  GlaxoSmithKline P.L.C.                       478,323   10,448,929       0.5%
  HSBC Holdings P.L.C.                       1,109,174   12,098,699       0.6%
  HSBC Holdings P.L.C. Sponsored ADR           309,839   16,876,930       0.9%
  Rio Tinto P.L.C.                             168,948   12,327,278       0.6%
  Royal Dutch Shell P.L.C. ADR                 267,024   20,924,001       1.1%

LARGE CAP INTERNATIONAL PORTFOLIO


                                                                                                 Shares        Value++
                                                                                                 ------        -----
UNITED KINGDOM -- (Continued)
  Standard Chartered P.L.C.                                                                     301,949 $    8,391,685
  Tesco P.L.C.                                                                                1,120,021      7,551,039
  Vodafone Group P.L.C.                                                                       3,189,133      9,219,106
  Vodafone Group P.L.C. Sponsored ADR                                                           468,720     13,649,126
  Xstrata P.L.C.                                                                                320,577      8,222,480
  Other Securities                                                                                         182,568,640
                                                                                                        --------------
TOTAL UNITED KINGDOM                                                                                       368,140,279
                                                                                                        --------------
TOTAL COMMON STOCKS                                                                                      1,908,262,140
                                                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  Other Securities                                                                                                   4
                                                                                                        --------------

GREECE -- (0.0%)
  Other Securities                                                                                                  --
                                                                                                        --------------

PORTUGAL -- (0.0%)
  Other Securities                                                                                              10,160
                                                                                                        --------------

SPAIN -- (0.0%)
  Other Securities                                                                                              11,217
                                                                                                        --------------
TOTAL RIGHTS/WARRANTS                                                                                           21,381
                                                                                                        --------------

                                                                                                   Face
                                                                                                 Amount         Value+
                                                                                                 ------         -----
                                                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (0.3%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $5,715,000 FNMA 2.24%, 07/06/15, valued at $5,857,875) to be repurchased at $5,770,091        $5,770      5,770,000
                                                                                                        --------------

                                                                                                Shares/
                                                                                                   Face
                                                                                                 Amount
                                                                                                 ------
                                                                                                  (000)
SECURITIES LENDING COLLATERAL -- (16.3%)
(S)@DFA Short Term Investment Fund                                                          372,837,984    372,837,984
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%,
  05/02/11 (Collateralized by $48,926,610 FNMA 2.063%(r), 06/01/35,
  valued at $1,274,196)## to be repurchased at $1,249,216                                        $1,249      1,249,212
                                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL                                                                        374,087,196
                                                                                                        --------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,864,424,975)                                                                                 $2,288,140,717
                                                                                                        ==============

                                                                                                 Percentage
                                                                                            of Net Assets**
                                                                                            ---------------
UNITED KINGDOM -- (Continued)
  Standard Chartered P.L.C.                                                                       0.4%
  Tesco P.L.C.                                                                                    0.4%
  Vodafone Group P.L.C.                                                                           0.5%
  Vodafone Group P.L.C. Sponsored ADR                                                             0.7%
  Xstrata P.L.C.                                                                                  0.4%
  Other Securities                                                                                9.5%
                                                                                                ------
TOTAL UNITED KINGDOM                                                                             19.1%
                                                                                                ------
TOTAL COMMON STOCKS                                                                              99.2%
                                                                                                ------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  Other Securities                                                                                0.0%
                                                                                                ------

GREECE -- (0.0%)
  Other Securities                                                                                0.0%
                                                                                                ------

PORTUGAL -- (0.0%)
  Other Securities                                                                                0.0%
                                                                                                ------

SPAIN -- (0.0%)
  Other Securities                                                                                0.0%
                                                                                                ------
TOTAL RIGHTS/WARRANTS                                                                             0.0%
                                                                                                ------





TEMPORARY CASH INVESTMENTS -- (0.3%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $5,715,000 FNMA 2.24%, 07/06/15, valued at $5,857,875) to be repurchased at $5,770,091         0.3%
                                                                                                ------






SECURITIES LENDING COLLATERAL -- (16.3%)
(S)@DFA Short Term Investment Fund                                                               19.4%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%,
  05/02/11 (Collateralized by $48,926,610 FNMA 2.063%(r), 06/01/35,
  valued at $1,274,196)## to be repurchased at $1,249,216                                         0.0%
                                                                                                ------
TOTAL SECURITIES LENDING COLLATERAL                                                              19.4%
                                                                                                ------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,864,424,975)                                                                         118.9%
                                                                                                ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks.................
  Australia................... $ 12,572,182 $  135,315,282   --    $  147,887,464
  Austria.....................       74,448      5,353,173   --         5,427,621
  Belgium.....................    2,328,554     13,404,203   --        15,732,757
  Canada......................  197,642,138             --   --       197,642,138
  Denmark.....................    3,379,784     17,192,962   --        20,572,746
  Finland.....................    2,420,304     15,582,918   --        18,003,222
  France......................   18,967,224    155,580,619   --       174,547,843
  Germany.....................   33,655,736    115,716,266   --       149,372,002
  Greece......................      336,995      3,507,229   --         3,844,224
  Hong Kong...................           --     43,331,088   --        43,331,088
  Ireland.....................    1,705,001      2,377,157   --         4,082,158
  Israel......................    6,286,680      5,145,465   --        11,432,145
  Italy.......................    8,177,121     39,972,584   --        48,149,705
  Japan.......................   36,004,576    303,326,496   --       339,331,072
  Netherlands.................    5,703,962     44,271,712   --        49,975,674
  New Zealand.................           --      1,698,547   --         1,698,547
  Norway Corp.................    1,437,969     18,833,388   --        20,271,357
  Portugal....................      249,487      4,282,524   --         4,532,011
  Singapore...................           --     28,831,474   --        28,831,474
  Spain.......................   34,980,971     27,738,785   --        62,719,756
  Sweden......................      983,980     56,382,515   --        57,366,495
  Switzerland.................   19,369,083    116,001,279   --       135,370,362
  United Kingdom..............  125,455,392    242,684,887   --       368,140,279
Rights/Warrants...............
  Belgium.....................           --              4   --                 4
  Greece......................           --             --   --                --
  Portugal....................       10,160             --   --            10,160
  Spain.......................       11,206             11   --            11,217
Temporary Cash Investments....           --      5,770,000   --         5,770,000
Securities Lending Collateral.           --    374,087,196   --       374,087,196
                               ------------ --------------   --    --------------
TOTAL......................... $511,752,953 $1,776,387,764   --    $2,288,140,717
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                          Percentage
                                                 Shares      Value++ of Net Assets**
                                                 ------      -----   ---------------
COMMON STOCKS -- (82.8%).......................
AUSTRALIA -- (5.5%)............................
  #Australia & New Zealand Banking Group, Ltd.. 658,301 $ 17,535,271       0.3%
  #Commonwealth Bank of Australia.............. 254,892   15,046,923       0.2%
  National Australia Bank, Ltd................. 788,988   23,490,265       0.4%
  Other Securities.............................          344,372,946       5.7%
                                                        ------------      -----
TOTAL AUSTRALIA................................          400,445,405       6.6%
                                                        ------------      -----

AUSTRIA -- (0.5%)..............................
  Other Securities.............................           36,119,996       0.6%
                                                        ------------      -----

BELGIUM -- (1.1%)..............................
  Other Securities.............................           75,263,041       1.2%
                                                        ------------      -----

CANADA -- (9.6%)...............................
  #Royal Bank of Canada........................ 230,274   14,505,449       0.2%
  Suncor Energy, Inc........................... 578,166   26,648,860       0.4%
  Teck Resources, Ltd. Class B................. 279,087   15,170,369       0.3%
  #Toronto Dominion Bank....................... 309,560   26,802,468       0.4%
  Other Securities.............................          615,692,351      10.2%
                                                        ------------      -----
TOTAL CANADA...................................          698,819,497      11.5%
                                                        ------------      -----

DENMARK -- (0.8%)..............................
  Other Securities.............................           60,031,083       1.0%
                                                        ------------      -----

FINLAND -- (1.4%)..............................
  Other Securities.............................          102,499,034       1.7%
                                                        ------------      -----

FRANCE -- (7.0%)...............................
  BNP Paribas SA............................... 331,407   26,199,257       0.4%
  Cie de Saint-Gobain SA....................... 217,607   15,014,819       0.3%
  GDF Suez SA.................................. 448,650   18,345,003       0.3%
 #*Sanofi-Aventis SA ADR....................... 530,172   20,952,397       0.4%
  #Schneider Electric SA.......................  88,768   15,682,922       0.3%
  Societe Generale Paris SA.................... 219,316   14,656,429       0.2%
  #Total SA Sponsored ADR...................... 448,384   28,799,704       0.5%
  Vivendi SA................................... 445,349   13,963,902       0.2%
  Other Securities.............................          352,527,039       5.8%
                                                        ------------      -----
TOTAL FRANCE...................................          506,141,472       8.4%
                                                        ------------      -----

GERMANY -- (5.4%)..............................
  Allianz SE Sponsored ADR..................... 984,886   15,511,954       0.3%
  Bayerische Motoren Werke AG.................. 146,243   13,768,599       0.2%
 #*Daimler AG.................................. 304,129   23,505,063       0.4%
  Deutsche Bank AG............................. 242,074   15,766,133       0.3%
  #E.ON AG..................................... 401,016   13,706,397       0.2%
  Munchener Rueckversicherungs-Gesellschaft AG.  86,672   14,296,967       0.2%
  #Siemens AG Sponsored ADR.................... 125,474   18,311,676       0.3%
  Other Securities.............................          278,606,306       4.6%
                                                        ------------      -----
TOTAL GERMANY..................................          393,473,095       6.5%
                                                        ------------      -----

GREECE -- (0.5%)...............................
  Other Securities.............................           36,920,143       0.6%
                                                        ------------      -----

HONG KONG -- (2.0%)............................
  Other Securities.............................          144,842,905       2.4%
                                                        ------------      -----

IRELAND -- (0.5%)..............................
  Other Securities.............................           34,018,708       0.6%
                                                        ------------      -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     Percentage
                                                          Shares        Value++ of Net Assets**
                                                          ------        -----   ---------------
ISRAEL -- (0.7%)
  Teva Pharmaceutical Industries, Ltd. Sponsored ADR     368,163 $   16,836,094       0.3%
  Other Securities                                                   32,613,073       0.5%
                                                                 --------------      -----
TOTAL ISRAEL                                                         49,449,167       0.8%
                                                                 --------------      -----

ITALY -- (2.1%)
  UniCredit SpA                                        5,518,028     14,210,670       0.2%
  Other Securities                                                  139,654,035       2.3%
                                                                 --------------      -----
TOTAL ITALY                                                         153,864,705       2.5%
                                                                 --------------      -----

JAPAN -- (14.4%)
  #Honda Motor Co., Ltd. Sponsored ADR                   409,732     15,713,222       0.3%
  Sumitomo Mitsui Financial Group, Inc.                  484,058     15,035,748       0.2%
  Toyota Motor Corp. Sponsored ADR                       312,041     24,863,427       0.4%
  Other Securities                                                  992,497,451      16.4%
                                                                 --------------      -----
TOTAL JAPAN                                                       1,048,109,848      17.3%
                                                                 --------------      -----

NETHERLANDS -- (2.3%)
 #*ING Groep NV Sponsored ADR                          1,565,969     20,655,131       0.4%
  Other Securities                                                  141,771,543       2.3%
                                                                 --------------      -----
TOTAL NETHERLANDS                                                   162,426,674       2.7%
                                                                 --------------      -----

NEW ZEALAND -- (0.2%)
  Other Securities                                                   13,206,300       0.2%
                                                                 --------------      -----

NORWAY -- (1.0%)
  Other Securities                                                   75,220,457       1.2%
                                                                 --------------      -----

PORTUGAL -- (0.3%)
  Other Securities                                                   23,016,664       0.4%
                                                                 --------------      -----

SINGAPORE -- (1.3%)
  Other Securities                                                   94,534,651       1.6%
                                                                 --------------      -----

SPAIN -- (2.1%)
  #Banco Santander SA Sponsored ADR                    2,184,692     27,090,181       0.4%
  Other Securities                                                  125,362,027       2.1%
                                                                 --------------      -----
TOTAL SPAIN                                                         152,452,208       2.5%
                                                                 --------------      -----

SWEDEN -- (2.5%)
  Nordea Bank AB                                       1,205,520     13,744,737       0.2%
  Other Securities                                                  168,306,819       2.8%
                                                                 --------------      -----
TOTAL SWEDEN                                                        182,051,556       3.0%
                                                                 --------------      -----

SWITZERLAND -- (5.6%)
  Compagnie Financiere Richemont SA Series A             232,579     15,043,012       0.2%
  Credit Suisse Group AG Sponsored ADR                   405,680     18,454,383       0.3%
  Holcim, Ltd. AG                                        196,366     17,109,769       0.3%
  Nestle SA                                              546,164     33,899,521       0.6%
  #Novartis AG ADR                                       490,226     29,006,672       0.5%
  *UBS AG                                              1,301,013     26,036,610       0.4%
  Zurich Financial Services AG                            91,736     25,794,204       0.4%
  Other Securities                                                  242,367,281       4.0%
                                                                 --------------      -----
TOTAL SWITZERLAND                                                   407,711,452       6.7%
                                                                 --------------      -----

UNITED KINGDOM -- (16.0%)
  Anglo American P.L.C.                                  536,326     28,113,548       0.5%
  #Barclays P.L.C. Sponsored ADR                       1,016,357     19,361,601       0.3%
  BG Group P.L.C.                                        598,458     15,411,176       0.3%
  BP P.L.C. Sponsored ADR                              1,170,156     53,990,998       0.9%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED



                                                                      Percentage
                                           Shares        Value++ of Net Assets**
                                           ------        -----   ---------------
UNITED KINGDOM -- (Continued)
  #HSBC Holdings P.L.C. Sponsored ADR   1,280,305 $   69,738,213       1.2%
  Imperial Tobacco Group P.L.C.           400,030     14,109,950       0.2%
  #Prudential P.L.C. ADR                  545,150     14,086,676       0.2%
  #Rio Tinto P.L.C. Sponsored ADR         257,107     18,822,803       0.3%
  Royal Dutch Shell P.L.C. ADR          1,131,506     88,664,810       1.5%
  SABmiller P.L.C.                        396,880     14,826,541       0.3%
  Standard Chartered P.L.C.               941,963     26,178,780       0.4%
  Vodafone Group P.L.C. Sponsored ADR   1,875,431     54,612,551       0.9%
  Xstrata P.L.C.                          782,713     20,075,808       0.3%
  Other Securities                                   724,002,047      11.9%
                                                  --------------      -----
TOTAL UNITED KINGDOM                               1,161,995,502      19.2%
                                                  --------------      -----

UNITED STATES -- (0.0%)
  Other Securities                                       655,387       0.0%
                                                  --------------      -----
TOTAL COMMON STOCKS                                6,013,268,950      99.2%
                                                  --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
  Other Securities                                            41       0.0%
                                                  --------------      -----

BELGIUM -- (0.0%)
  Other Securities                                         2,953       0.0%
                                                  --------------      -----

DENMARK -- (0.0%)
  Other Securities                                           966       0.0%
                                                  --------------      -----

FRANCE -- (0.0%)
  Other Securities                                           522       0.0%
                                                  --------------      -----

GERMANY -- (0.0%)
  Other Securities                                       122,789       0.0%
                                                  --------------      -----

GREECE -- (0.0%)
  Other Securities                                         2,086       0.0%
                                                  --------------      -----

ITALY -- (0.0%)
  Other Securities                                           465       0.0%
                                                  --------------      -----

JAPAN -- (0.0%)
  Other Securities                                            --       0.0%
                                                  --------------      -----

NORWAY -- (0.0%)
  Other Securities                                           184       0.0%
                                                  --------------      -----

PORTUGAL -- (0.0%)
  Other Securities                                       113,710       0.0%
                                                  --------------      -----

SINGAPORE -- (0.0%)
  Other Securities                                       147,547       0.0%
                                                  --------------      -----

SPAIN -- (0.0%)
  Other Securities                                        79,898       0.0%
                                                  --------------      -----

SWITZERLAND -- (0.0%)
  Other Securities                                           519       0.0%
                                                  --------------      -----

UNITED KINGDOM -- (0.0%)
  Other Securities                                         2,894       0.0%
                                                  --------------      -----
TOTAL RIGHTS/WARRANTS                                    474,574       0.0%
                                                  --------------      -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED



                                                                                                    Face
                                                                                                  Amount         Value+
                                                                                                  ------         -----
                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $28,475,000 FNMA 2.24%, 07/06/15, valued at $29,186,875) to be repurchased at
   $28,753,455............................................................................       $28,753    $28,753,000
                                                                                                         --------------

                                                                                                 Shares/
                                                                                                    Face
                                                                                                  Amount
                                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (16.8%)..................................................
(S)@DFA Short Term Investment Fund........................................................ 1,218,052,611  1,218,052,611
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,590,437)## to be repurchased at
 $1,559,257...............................................................................        $1,559      1,559,252
                                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL.......................................................                1,219,611,863
                                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $6,506,851,776)....................................................................               $7,262,108,387
                                                                                                         ==============

                                                                                                Percentage
                                                                                           of Net Assets**
                                                                                           ---------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $28,475,000 FNMA 2.24%, 07/06/15, valued at $29,186,875) to be repurchased at
   $28,753,455............................................................................       0.5%
                                                                                               ------





SECURITIES LENDING COLLATERAL -- (16.8%)..................................................
(S)@DFA Short Term Investment Fund........................................................      20.1%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,590,437)## to be repurchased at
 $1,559,257...............................................................................       0.0%
                                                                                               ------
TOTAL SECURITIES LENDING COLLATERAL.......................................................      20.1%
                                                                                               ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $6,506,851,776)....................................................................     119.8%
                                                                                               ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               ----------------------------------------------------

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks.................
  Australia................... $   27,480,405 $  372,965,000   --    $  400,445,405
  Austria.....................        130,284     35,989,712   --        36,119,996
  Belgium.....................      5,627,093     69,635,948   --        75,263,041
  Canada......................    698,819,030            467   --       698,819,497
  Denmark.....................      3,041,786     56,989,297   --        60,031,083
  Finland.....................      5,008,899     97,490,135   --       102,499,034
  France......................     93,482,704    412,658,768   --       506,141,472
  Germany.....................     72,283,916    321,189,179   --       393,473,095
  Greece......................      3,845,305     33,074,838   --        36,920,143
  Hong Kong...................        547,361    144,295,544   --       144,842,905
  Ireland.....................     10,180,098     23,838,610   --        34,018,708
  Israel......................     19,618,978     29,830,189   --        49,449,167
  Italy.......................     18,107,930    135,756,775   --       153,864,705
  Japan.......................     90,055,804    958,054,044   --     1,048,109,848
  Netherlands.................     39,540,218    122,886,456   --       162,426,674
  New Zealand.................        457,775     12,748,525   --        13,206,300
  Norway......................      5,357,302     69,863,155   --        75,220,457
  Portugal....................        300,030     22,716,634   --        23,016,664
  Singapore...................         13,302     94,521,349   --        94,534,651
  Spain.......................     59,757,395     92,694,813   --       152,452,208
  Sweden......................     11,241,760    170,809,796   --       182,051,556
  Switzerland.................     69,419,090    338,292,362   --       407,711,452
  United Kingdom..............    406,138,257    755,857,245   --     1,161,995,502
  United States...............        655,387             --   --           655,387
Rights/Warrants...............
  Australia...................             --             41   --                41
  Belgium.....................          1,678          1,275   --             2,953
  Denmark.....................            962              4   --               966
  France......................            522             --   --               522
  Germany.....................        122,789             --   --           122,789
  Greece......................             --          2,086   --             2,086
  Italy.......................            465             --   --               465
  Japan.......................             --             --   --                --
  Norway......................             --            184   --               184
  Portugal....................        113,710             --   --           113,710
  Singapore...................        147,547             --   --           147,547
  Spain.......................         79,898             --   --            79,898
  Switzerland.................            519             --   --               519
  United Kingdom..............             --          2,894   --             2,894
Temporary Cash Investments....             --     28,753,000   --        28,753,000
Securities Lending Collateral.             --  1,219,611,863   --     1,219,611,863
                               -------------- --------------   --    --------------
TOTAL......................... $1,641,578,199 $5,620,530,188   --    $7,262,108,387
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                                Value+
                                                                                                -----

AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in The Continental Small Company Series of The DFA Investment Trust
  Company..........................................................................         $2,554,907,215
Investment in The Japanese Small Company Series of The DFA Investment Trust
  Company..........................................................................          1,308,562,165
Investment in The United Kingdom Small Company Series of The DFA Investment Trust
  Company..........................................................................          1,236,071,806
Investment in The Canadian Small Company Series of The DFA Investment Trust
  Company..........................................................................            957,603,123
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust
  Company..........................................................................            929,252,329
                                                                                            --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost
     $5,617,598,557)...............................................................         $6,986,396,638
                                                                                            ==============

                                                                                     Face
                                                                                    Amount
                                                                                    (000)
                                                                                    -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
  $10,975,000 FNMA 2.24%, 07/06/15, valued at $11,249,375) to be repurchased at
  $11,083,175 (Cost $11,083,000)................................................... $11,083     11,083,000
                                                                                            --------------
   TOTAL INVESTMENTS - (100.0%) (Cost $5,628,681,557)..............................         $6,997,479,638
                                                                                            ==============

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                                 -------------------------------------------------

                                      Investment in Securities (Market Value)
                                 -------------------------------------------------
                                    Level 1       Level 2   Level 3     Total
                                 -------------- ----------- ------- --------------
Affiliated Investment Companies. $6,986,396,638          --   --    $6,986,396,638
Temporary Cash Investments......             -- $11,083,000   --        11,083,000
                                 -------------- -----------   --    --------------
TOTAL........................... $6,986,396,638 $11,083,000   --    $6,997,479,638
                                 ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                           SCHEDULES OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                        Value+
                                                                                        -----
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company. $169,096,348
                                                                                     ------------

    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $228,036,350)............................................................ $169,096,348
                                                                                     ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                                            Value+
                                                                                            -----
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company. $169,658,381
                                                                                         ------------

  TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
   (Cost $131,164,746).................................................................. $169,658,381
                                                                                         ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                           SCHEDULES OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                             Value+
                                                                                             -----
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company. $39,416,049
                                                                                           -----------

    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $30,882,561)................................................................... $39,416,049
                                                                                           ===========

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).


                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                                           Value+
                                                                                           -----
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company  $157,927,445
                                                                                        ------------

    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $116,394,338)............................................................... $157,927,445
                                                                                        ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                                  Percentage
                                                                          Shares      Value++ of Net Assets**
                                                                          ------      -----   ---------------
COMMON STOCKS -- (84.5%).............................................
AUSTRALIA -- (23.1%).................................................
  CFS Retail Property Trust..........................................  9,140,519 $ 17,945,434      1.6%
  Charter Hall Office REIT...........................................  2,029,254    7,830,793      0.7%
  #Commonwealth Property Office Fund.................................  9,463,351    9,515,454      0.9%
  Dexus Property Group............................................... 21,215,870   20,516,558      1.8%
  Goodman Group...................................................... 30,284,299   23,624,671      2.1%
  GPT Group..........................................................  7,962,846   27,661,126      2.5%
  Investa Office Fund................................................ 11,534,168    7,985,411      0.7%
  Stockland Trust Group.............................................. 10,460,501   43,428,076      3.9%
  Westfield Group....................................................  8,715,464   86,367,676      7.8%
  Westfield Retail Trust............................................. 11,453,758   33,269,167      3.0%
  Other Securities...................................................              23,098,132      2.1%
                                                                                 ------------     ------
TOTAL AUSTRALIA......................................................             301,242,498     27.1%
                                                                                 ------------     ------

BELGIUM -- (1.5%)....................................................
  Befimmo SCA........................................................     58,642    5,439,713      0.5%
  #Cofinimmo SA......................................................     53,750    8,271,881      0.7%
  Other Securities...................................................               6,055,414      0.6%
                                                                                 ------------     ------
TOTAL BELGIUM........................................................              19,767,008      1.8%
                                                                                 ------------     ------

CANADA -- (5.9%).....................................................
  #Calloway REIT.....................................................    214,454    5,673,290      0.5%
  #H&R REIT..........................................................    524,846   12,148,314      1.1%
  #Riocan REIT.......................................................    561,572   15,046,082      1.4%
  Other Securities...................................................              43,857,641      3.9%
                                                                                 ------------     ------
TOTAL CANADA.........................................................              76,725,327      6.9%
                                                                                 ------------     ------

CHINA -- (0.1%)......................................................
  Other Securities...................................................               1,404,452      0.1%
                                                                                 ------------     ------
FRANCE -- (12.9%)....................................................
  Fonciere des Regions SA............................................    111,672   12,672,837      1.2%
  Gecina SA..........................................................     90,375   13,025,699      1.2%
  #Icade SA..........................................................     98,453   12,621,398      1.1%
  Klepierre SA.......................................................    427,257   17,558,008      1.6%
  Societe Immobiliere de Location pour l'Industrie et le Commerce SA.     60,179    9,020,480      0.8%
  #Unibail-Rodamco SE................................................    394,586   92,315,610      8.3%
  Other Securities...................................................              11,462,563      1.0%
                                                                                 ------------     ------
TOTAL FRANCE.........................................................             168,676,595     15.2%
                                                                                 ------------     ------

GERMANY -- (0.2%)....................................................
  Other Securities...................................................               2,042,909      0.2%
                                                                                 ------------     ------

GREECE -- (0.0%).....................................................
  Other Securities...................................................                 408,221      0.0%
                                                                                 ------------     ------

HONG KONG -- (3.2%)..................................................
  #Champion REIT..................................................... 10,989,012    6,342,098      0.6%
  Link REIT (The)....................................................  9,715,472   30,619,562      2.7%
  Other Securities...................................................               4,132,109      0.4%
                                                                                 ------------     ------
TOTAL HONG KONG......................................................              41,093,769      3.7%
                                                                                 ------------     ------

ISRAEL -- (0.0%).....................................................
  Other Securities...................................................                 391,909      0.0%
                                                                                 ------------     ------

ITALY -- (0.3%)......................................................
  Other Securities...................................................               3,456,857      0.3%
                                                                                 ------------     ------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                       Percentage
                                             Shares        Value++ of Net Assets**
                                             ------        -----   ---------------
JAPAN -- (12.9%).........................
  Advance Residence Investment Corp......     4,254 $    8,909,709      0.8%
  #Frontier Real Estate Investment Corp..       766      7,101,739      0.6%
  Japan Logistics Fund, Inc..............       620      5,318,468      0.5%
  Japan Prime Realty Investment Corp.....     2,950      8,388,541      0.7%
  Japan Real Estate Investment Corp......     2,177     21,550,137      1.9%
  Japan Retail Fund Investment...........     6,713     10,852,974      1.0%
  #MORI TRUST Sogo REIT, Inc.............       744      7,557,169      0.7%
  #Nippon Building Fund, Inc.............     2,395     24,104,622      2.2%
  #Nomura Real Estate Office Fund, Inc...     1,192      8,630,683      0.8%
  #Orix Jreit, Inc.......................     1,057      5,770,286      0.5%
  United Urban Investment Corp...........     6,016      7,634,530      0.7%
  Other Securities.......................               52,289,100      4.7%
                                                    --------------     ------
TOTAL JAPAN..............................              168,107,958     15.1%
                                                    --------------     ------

MALAYSIA -- (0.1%).......................
  Other Securities.......................                1,006,452      0.1%
                                                    --------------     ------

NETHERLANDS -- (3.4%)....................
  #Corio NV..............................   237,525     16,818,292      1.5%
  Eurocommercial Properties NV...........   152,188      7,821,339      0.7%
  VastNed Retail NV......................    72,402      5,548,018      0.5%
  #Wereldhave NV.........................    89,009      9,303,423      0.8%
  Other Securities.......................                4,893,949      0.5%
                                                    --------------     ------
TOTAL NETHERLANDS........................               44,385,021      4.0%
                                                    --------------     ------

NEW ZEALAND -- (0.7%)....................
  Other Securities.......................                9,456,462      0.9%
                                                    --------------     ------

SINGAPORE -- (5.8%)......................
  Ascendas REIT.......................... 6,612,000     10,981,499      1.0%
  #CapitaCommercial Trust................ 8,802,000     10,368,716      0.9%
  CapitaMall Trust....................... 9,910,300     15,329,499      1.4%
  #Suntec REIT........................... 8,802,000     10,941,764      1.0%
  Other Securities.......................               28,356,345      2.6%
                                                    --------------     ------
TOTAL SINGAPORE..........................               75,977,823      6.9%
                                                    --------------     ------

SOUTH AFRICA -- (1.2%)...................
  Other Securities.......................               15,209,380      1.4%
                                                    --------------     ------

TAIWAN -- (0.4%).........................
  Other Securities.......................                5,165,341      0.5%
                                                    --------------     ------
TURKEY -- (0.3%).........................
  Other Securities.......................                3,721,065      0.3%
                                                    --------------     ------

UNITED KINGDOM -- (12.5%)................
  British Land Co. P.L.C................. 3,468,090     34,918,778      3.1%
  Capital Shopping Centres Group P.L.C... 2,010,281     13,661,937      1.2%
  Derwent London P.L.C...................   424,026     12,721,129      1.1%
  Great Portland Estates P.L.C........... 1,205,759      8,495,301      0.8%
  Hammerson P.L.C........................ 2,892,433     22,739,690      2.1%
  Land Securities Group P.L.C............ 3,045,575     40,033,426      3.6%
  Segro P.L.C............................ 2,834,726     15,428,138      1.4%
  Shaftesbury P.L.C......................   822,648      7,070,992      0.6%
  Other Securities.......................                7,270,088      0.7%
                                                    --------------     ------
TOTAL UNITED KINGDOM.....................              162,339,479     14.6%
                                                    --------------     ------
TOTAL COMMON STOCKS......................            1,100,578,526     99.1%
                                                    --------------     ------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                                               Value++
                                                                                                               -----
RIGHTS/WARRANTS -- (0.0%).................................................................
UNITED KINGDOM -- (0.0%)..................................................................
  Other Securities........................................................................                      $1,078
                                                                                                        --------------

                                                                                                   Face
                                                                                                 Amount         Value+
                                                                                                 ------         -----
                                                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $2,390,000 FNMA 2.24%, 07/06/15, valued at $2,449,750) to be repurchased at
   $2,412,038.............................................................................       $2,412      2,412,000
                                                                                                        --------------

                                                                                                Shares/
                                                                                                   Face
                                                                                                 Amount
                                                                                                 ------
                                                                                                  (000)
SECURITIES LENDING COLLATERAL -- (15.3%)..................................................
(S)@DFA Short Term Investment Fund........................................................  199,193,000    199,193,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $403,316)## to be repurchased at
 $395,409................................................................................. $        395        395,408
                                                                                                        --------------

TOTAL SECURITIES LENDING COLLATERAL.......................................................                 199,588,408
                                                                                                        --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,216,461,623)....................................................................              $1,302,580,012
                                                                                                        ==============

                                                                                               Percentage
                                                                                           of Net Assets**
                                                                                           ---------------
RIGHTS/WARRANTS -- (0.0%).................................................................
UNITED KINGDOM -- (0.0%)..................................................................
  Other Securities........................................................................       0.0%
                                                                                               -------





TEMPORARY CASH INVESTMENTS -- (0.2%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $2,390,000 FNMA 2.24%, 07/06/15, valued at $2,449,750) to be repurchased at
   $2,412,038.............................................................................       0.2%
                                                                                               -------






SECURITIES LENDING COLLATERAL -- (15.3%)..................................................
(S)@DFA Short Term Investment Fund........................................................      18.0%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $403,316)## to be repurchased at
 $395,409.................................................................................       0.0%
                                                                                               -------

TOTAL SECURITIES LENDING COLLATERAL.......................................................      18.0%
                                                                                               -------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,216,461,623)....................................................................     117.3%
                                                                                               =======

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks.................
  Australia................... $ 33,269,167 $  267,973,331   --    $  301,242,498
  Belgium.....................           --     19,767,008   --        19,767,008
  Canada......................   76,725,327             --   --        76,725,327
  China.......................           --      1,404,452   --         1,404,452
  France......................           --    168,676,595   --       168,676,595
  Germany.....................           --      2,042,909   --         2,042,909
  Greece......................           --        408,221   --           408,221
  Hong Kong...................           --     41,093,769   --        41,093,769
  Israel......................           --        391,909   --           391,909
  Italy.......................           --      3,456,857   --         3,456,857
  Japan.......................           --    168,107,958   --       168,107,958
  Malaysia....................           --      1,006,452   --         1,006,452
  Netherlands.................           --     44,385,021   --        44,385,021
  New Zealand.................           --      9,456,462   --         9,456,462
  Singapore...................           --     75,977,823   --        75,977,823
  South Africa................           --     15,209,380   --        15,209,380
  Taiwan......................           --      5,165,341   --         5,165,341
  Turkey......................           --      3,721,065   --         3,721,065
  United Kingdom..............           --    162,339,479   --       162,339,479
Rights/Warrants...............
  United Kingdom..............           --          1,078   --             1,078
Temporary Cash Investments....           --      2,412,000   --         2,412,000
Securities Lending Collateral.           --    199,588,408   --       199,588,408
                               ------------ --------------   --    --------------

TOTAL......................... $109,994,494 $1,192,585,518   --    $1,302,580,012
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                         Shares      Value+
                                                                                         ------      -----
AFFILIATED INVESTMENT COMPANIES -- (99.8%)............................................
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group
  Inc................................................................................. 18,806,804 $457,193,405
Investment in DFA International Real Estate Securities Portfolio of DFA Investment
  Dimensions Group Inc................................................................ 64,031,023  357,933,419
                                                                                                  ------------
 TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
   (Cost $583,053,221)................................................................             815,126,824
                                                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)..................................................
 BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares
   (Cost $1,244,145)..................................................................  1,244,145    1,244,145
                                                                                                  ------------
 TOTAL INVESTMENTS - (100.0%)
   (Cost $584,297,366)................................................................            $816,370,969
                                                                                                  ============

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                                    -----------------------------------------

                                     Investment in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $815,126,824   --      --    $815,126,824
   Temporary Cash Investments......    1,244,145   --      --       1,244,145
                                    ------------   --      --    ------------
   TOTAL........................... $816,370,969   --      --    $816,370,969
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                               Percentage
                                       Shares        Value++ of Net Assets**
                                       ------        -----   ---------------
   COMMON STOCKS -- (89.8%)
   AUSTRALIA -- (6.3%)
     Iluka Resources, Ltd.          4,434,577 $   61,017,166       0.7%
     #Primary Health Care, Ltd.     9,855,016     37,590,969       0.4%
     Other Securities                            542,533,643       5.8%
                                              --------------      -----
   TOTAL AUSTRALIA                               641,141,778       6.9%
                                              --------------      -----

   AUSTRIA -- (1.0%)
    #*Wienerberger AG               2,057,496     43,996,875       0.5%
     Other Securities                             53,208,936       0.6%
                                              --------------      -----
   TOTAL AUSTRIA                                  97,205,811       1.1%
                                              --------------      -----

   BELGIUM -- (1.0%)
     Other Securities                            104,713,305       1.1%
                                              --------------      -----

   CANADA -- (12.5%)
     *Advantage Oil & Gas, Ltd.     4,505,065     38,282,220       0.4%
    #*Canfor Corp.                  2,910,053     38,322,951       0.4%
     *Celestica, Inc.               4,421,197     48,924,518       0.5%
     Groupe Aeroplan, Inc.          3,926,331     53,822,875       0.6%
     #HudBay Minerals, Inc.         2,684,176     42,837,877       0.5%
     #Laurentian Bank of Canada       707,853     37,609,016       0.4%
     *Precision Drilling Corp.      2,895,326     43,851,421       0.5%
     *Quadra FNX Mining, Ltd.       2,985,672     49,006,485       0.5%
     RONA, Inc.                     3,264,600     47,719,091       0.5%
     Sherritt International Corp.   6,945,583     58,727,119       0.7%
     Trinidad Drilling, Ltd.        2,991,070     34,268,561       0.4%
     West Fraser Timber Co., Ltd.     702,774     39,961,149       0.4%
     Other Securities                            742,229,393       8.0%
                                              --------------      -----
   TOTAL CANADA                                1,275,562,676      13.8%
                                              --------------      -----

   DENMARK -- (0.6%)
     Other Securities                             62,421,321       0.7%
                                              --------------      -----

   FINLAND -- (2.7%)
     #Outokumpu Oyj                 2,864,481     47,719,423       0.5%
     Pohjola Bank P.L.C.            3,363,010     49,908,623       0.5%
     #Rautaruukki Oyj Series K      1,412,365     36,648,035       0.4%
     Other Securities                            142,781,002       1.6%
                                              --------------      -----
   TOTAL FINLAND                                 277,057,083       3.0%
                                              --------------      -----

   FRANCE -- (5.6%)
     Arkema SA                      1,028,400    107,107,988       1.1%
     Havas SA                       7,563,593     43,105,077       0.5%
     Nexans SA                        601,472     63,746,160       0.7%
     *Valeo SA                        714,880     45,535,881       0.5%
     Other Securities                            316,492,574       3.4%
                                              --------------      -----
   TOTAL FRANCE                                  575,987,680       6.2%
                                              --------------      -----

   GERMANY -- (5.6%)
     Aurubis AG                     1,045,010     61,760,912       0.7%
     Bilfinger Berger SE              956,696     92,099,623       1.0%
     *Kloeckner & Co. SE              915,483     32,871,228       0.3%
     Lanxess AG                       368,686     33,732,718       0.4%
     Other Securities                            355,941,336       3.8%
                                              --------------      -----
   TOTAL GERMANY                                 576,405,817       6.2%
                                              --------------      -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 Percentage
                                         Shares        Value++ of Net Assets**
                                         ------        -----   ---------------
  GREECE -- (0.4%)..................
    Other Securities................            $   35,765,352       0.4%
                                                --------------      -----

  HONG KONG -- (2.6%)...............
    Other Securities................               263,549,990       2.8%
                                                --------------      -----

  IRELAND -- (0.3%).................
    Other Securities................                26,014,346       0.3%
                                                --------------      -----

  ISRAEL -- (0.8%)..................
    Other Securities................                78,095,573       0.8%
                                                --------------      -----

  ITALY -- (2.7%)...................
    #Banca Popolare di Milano Scarl. 10,151,010     34,739,939       0.4%
    Pirelli & Co. SpA...............  3,574,378     37,211,793       0.4%
    Other Securities................               205,399,170       2.2%
                                                --------------      -----
  TOTAL ITALY.......................               277,350,902       3.0%
                                                --------------      -----

  JAPAN -- (17.8%)..................
    Other Securities................             1,816,312,875      19.6%
                                                --------------      -----

  MALAYSIA -- (0.0%)................
    Other Securities................                     6,394       0.0%
                                                --------------      -----

  NETHERLANDS -- (1.7%).............
    Nutreco NV......................    431,492     33,580,770       0.4%
    Other Securities................               142,473,330       1.5%
                                                --------------      -----
  TOTAL NETHERLANDS.................               176,054,100       1.9%
                                                --------------      -----

  NEW ZEALAND -- (0.5%).............
    Other Securities................                49,469,411       0.5%
                                                --------------      -----

  NORWAY -- (1.3%)..................
    Other Securities................               137,888,398       1.5%
                                                --------------      -----

  PORTUGAL -- (0.2%)................
    Other Securities................                20,439,559       0.2%
                                                --------------      -----

  SINGAPORE -- (1.2%)...............
    Other Securities................               126,692,555       1.4%
                                                --------------      -----

  SPAIN -- (1.8%)...................
    Other Securities................               187,694,635       2.0%
                                                --------------      -----

  SWEDEN -- (2.8%)..................
    #Holmen AB......................    961,774     35,492,447       0.4%
    #Trelleborg AB Series B.........  6,786,568     82,129,373       0.9%
    Other Securities................               169,836,262       1.8%
                                                --------------      -----
  TOTAL SWEDEN......................               287,458,082       3.1%
                                                --------------      -----

  SWITZERLAND -- (4.7%).............
    *Clariant AG....................  2,390,569     49,628,051       0.5%
    Helvetia Holding AG.............    106,929     50,204,609       0.5%
    Other Securities................               385,301,936       4.2%
                                                --------------      -----
  TOTAL SWITZERLAND.................               485,134,596       5.2%
                                                --------------      -----

  UNITED KINGDOM -- (15.7%).........
    Amlin P.L.C.....................  9,801,581     68,556,359       0.7%
    Ashtead Group P.L.C............. 12,335,561     41,763,815       0.5%
    Bellway P.L.C...................  3,481,205     41,217,610       0.4%
    Bodycote P.L.C..................  5,826,032     37,957,217       0.4%
    Catlin Group, Ltd. P.L.C........  8,969,846     59,310,615       0.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                   Shares        Value++
                                                                                                   ------        -----
UNITED KINGDOM -- (Continued)
  *Cookson Group P.L.C........................................................................  4,807,085 $   57,670,897
  DS Smith P.L.C.............................................................................. 12,895,987     46,743,560
  Greene King P.L.C...........................................................................  5,490,066     44,989,536
  Hiscox, Ltd. P.L.C.......................................................................... 10,648,017     73,489,439
  Logica P.L.C................................................................................ 15,376,104     34,834,857
  Meggitt P.L.C............................................................................... 12,486,050     75,124,743
  Millennium & Copthorne Hotels P.L.C.........................................................  5,091,746     45,031,189
  Mondi P.L.C.................................................................................  7,958,099     79,094,767
  Persimmon P.L.C.............................................................................  7,337,098     59,353,298
  *Taylor Wimpey P.L.C........................................................................ 57,929,451     37,855,708
  Thomas Cook Group P.L.C..................................................................... 12,134,733     34,817,238
  Travis Perkins P.L.C........................................................................  4,262,775     76,778,817
  Other Securities............................................................................               691,068,734
                                                                                                          --------------
TOTAL UNITED KINGDOM                                                                                       1,605,658,399
                                                                                                          --------------
TOTAL COMMON STOCKS                                                                                        9,184,080,638
                                                                                                          --------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  Other Securities............................................................................                    20,259
                                                                                                          --------------

DENMARK -- (0.0%)
  Other Securities............................................................................                       263
                                                                                                          --------------

GREECE -- (0.0%)
  Other Securities............................................................................                    14,527
                                                                                                          --------------

ITALY -- (0.0%)
  Other Securities............................................................................                    15,572
                                                                                                          --------------

PORTUGAL -- (0.0%)
  Other Securities............................................................................                    50,610
                                                                                                          --------------

SPAIN -- (0.0%)
  Other Securities............................................................................                    50,395
                                                                                                          --------------

SWITZERLAND -- (0.0%)
  Other Securities............................................................................                     2,572
                                                                                                          --------------

UNITED KINGDOM -- (0.0%)
  Other Securities............................................................................                    32,443
                                                                                                          --------------
TOTAL RIGHTS/WARRANTS.........................................................................                   186,641
                                                                                                          --------------

                                                                                                  Face
                                                                                                 Amount           Value+
                                                                                                 ------           -----
                                                                                                 (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $14,260,000 FNMA 2.24%, 07/06/15, valued at $14,616,500) to be repurchased at $14,399,228      $14,399     14,399,000
                                                                                                          --------------

                                                                                                 Percentage
                                                                                               of Net Assets**
                                                                                               ---------------
UNITED KINGDOM -- (Continued)
  *Cookson Group P.L.C........................................................................       0.6%
  DS Smith P.L.C..............................................................................       0.5%
  Greene King P.L.C...........................................................................       0.5%
  Hiscox, Ltd. P.L.C..........................................................................       0.8%
  Logica P.L.C................................................................................       0.4%
  Meggitt P.L.C...............................................................................       0.8%
  Millennium & Copthorne Hotels P.L.C.........................................................       0.5%
  Mondi P.L.C.................................................................................       0.9%
  Persimmon P.L.C.............................................................................       0.6%
  *Taylor Wimpey P.L.C........................................................................       0.4%
  Thomas Cook Group P.L.C.....................................................................       0.4%
  Travis Perkins P.L.C........................................................................       0.8%
  Other Securities............................................................................       7.5%
                                                                                                    -----
TOTAL UNITED KINGDOM                                                                                17.3%
                                                                                                    -----
TOTAL COMMON STOCKS                                                                                 99.0%
                                                                                                    -----
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

DENMARK -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

GREECE -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

ITALY -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

PORTUGAL -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

SPAIN -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

SWITZERLAND -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

UNITED KINGDOM -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----
TOTAL RIGHTS/WARRANTS.........................................................................       0.0%
                                                                                                    -----





TEMPORARY CASH INVESTMENTS -- (0.1%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $14,260,000 FNMA 2.24%, 07/06/15, valued at $14,616,500) to be repurchased at $14,399,228         0.2%
                                                                                                    -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         Shares/
                                                                                            Face                   Percentage
                                                                                          Amount          Value+ of Net Assets**
                                                                                          ------          -----  ---------------
                                                                                           (000)
SECURITIES LENDING COLLATERAL -- (10.1%).........................................
(S)@DFA Short Term Investment Fund...............................................  1,027,360,170 $ 1,027,360,170      11.1%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11
  (Collateralized by $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,496,682)
  ## to be repurchased at $1,467,340............................................. $        1,467       1,467,335       0.0%
                                                                                                 ---------------     ------

TOTAL SECURITIES LENDING COLLATERAL..............................................                  1,028,827,505      11.1%
                                                                                                 ---------------     ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $9,260,297,229)...........................................................                $10,227,493,784     110.3%
                                                                                                 ===============     ======

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               -----------------------------------------------------

                                      Investment in Securities (Market Value)
                               -----------------------------------------------------
                                  Level 1        Level 2     Level 3      Total
                               -------------- -------------- ------- ---------------
Common Stocks.................
  Australia................... $    7,231,943 $  633,909,835   --    $   641,141,778
  Austria.....................         22,093     97,183,718   --         97,205,811
  Belgium.....................             --    104,713,305   --        104,713,305
  Canada......................  1,275,562,676             --   --      1,275,562,676
  Denmark.....................        412,499     62,008,822   --         62,421,321
  Finland.....................             --    277,057,083   --        277,057,083
  France......................             --    575,987,680   --        575,987,680
  Germany.....................      2,170,706    574,235,111   --        576,405,817
  Greece......................         24,812     35,740,540   --         35,765,352
  Hong Kong...................         90,999    263,458,991   --        263,549,990
  Ireland.....................        483,959     25,530,387   --         26,014,346
  Israel......................             --     78,095,573   --         78,095,573
  Italy.......................             --    277,350,902   --        277,350,902
  Japan.......................             --  1,816,312,875   --      1,816,312,875
  Malaysia....................             --          6,394   --              6,394
  Netherlands.................             --    176,054,100   --        176,054,100
  New Zealand.................             --     49,469,411   --         49,469,411
  Norway......................             --    137,888,398   --        137,888,398
  Portugal....................             --     20,439,559   --         20,439,559
  Singapore...................         93,379    126,599,176   --        126,692,555
  Spain.......................             --    187,694,635   --        187,694,635
  Sweden......................          4,780    287,453,302   --        287,458,082
  Switzerland.................             --    485,134,596   --        485,134,596
  United Kingdom..............      6,728,943  1,598,929,456   --      1,605,658,399
Rights/Warrants...............
  Belgium.....................         20,259             --   --             20,259
  Denmark.....................            263             --   --                263
  Greece......................             --         14,527   --             14,527
  Italy.......................         15,572             --   --             15,572
  Portugal....................         50,610             --   --             50,610
  Spain.......................         42,509          7,886   --             50,395
  Switzerland.................          2,572             --   --              2,572
  United Kingdom..............             --         32,443   --             32,443
Temporary Cash Investments....             --     14,399,000   --         14,399,000
Securities Lending Collateral.             --  1,028,827,505   --      1,028,827,505
                               -------------- --------------   --    ---------------
TOTAL......................... $1,292,958,574 $8,934,535,210   --    $10,227,493,784
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                  Percentage
                                                          Shares     Value++ of Net Assets**
                                                          ------     -----   ---------------
COMMON STOCKS -- (85.1%)
AUSTRALIA -- (5.6%)
  Macquarie Group, Ltd.                                   21,994 $   850,309       0.2%
  National Australia Bank, Ltd.                           44,894   1,336,613       0.3%
  Origin Energy, Ltd.                                     53,648     962,392       0.2%
  Other Securities                                                28,294,300       5.8%
                                                                 -----------      -----
TOTAL AUSTRALIA                                                   31,443,614       6.5%
                                                                 -----------      -----

AUSTRIA -- (0.6%)
  Other Securities                                                 3,417,932       0.7%
                                                                 -----------      -----

BELGIUM -- (1.3%)
  Solvay SA                                                5,891     849,360       0.2%
  Other Securities                                                 6,618,078       1.4%
                                                                 -----------      -----
TOTAL BELGIUM                                                      7,467,438       1.6%
                                                                 -----------      -----

CANADA -- (10.4%)
  #Bank of Montreal                                       13,100     860,365       0.2%
  First Quantum Minerals, Ltd.                             5,800     826,522       0.2%
  Magna International, Inc.                               18,560     953,746       0.2%
  Nexen, Inc.                                             34,506     912,842       0.2%
  Suncor Energy, Inc.                                     34,672   1,598,104       0.3%
  Talisman Energy, Inc.                                   45,748   1,104,837       0.2%
  Teck Resources, Ltd. Class B                            17,000     924,071       0.2%
  #Toronto Dominion Bank                                  15,429   1,335,881       0.3%
  *Valeant Pharmaceuticals International, Inc.            16,500     870,211       0.2%
  Other Securities                                                48,790,414      10.1%
                                                                 -----------      -----
TOTAL CANADA                                                      58,176,993      12.1%
                                                                 -----------      -----

DENMARK -- (0.9%)
  Other Securities                                                 5,341,956       1.1%
                                                                 -----------      -----

FINLAND -- (1.7%)
  *UPM-Kymmene Oyj                                        49,028   1,005,627       0.2%
  Other Securities                                                 8,467,264       1.8%
                                                                 -----------      -----
TOTAL FINLAND                                                      9,472,891       2.0%
                                                                 -----------      -----

FRANCE -- (6.4%)
  BNP Paribas SA                                          18,185   1,437,608       0.3%
  Cie de Saint-Gobain SA                                  16,388   1,130,767       0.2%
  Cie Generale des Establissements Michelin SA Series B    9,428     945,008       0.2%
  GDF Suez SA                                             23,661     967,483       0.2%
  *Sanofi-Aventis SA                                      20,001   1,582,422       0.3%
  Other Securities                                                30,062,780       6.3%
                                                                 -----------      -----
TOTAL FRANCE                                                      36,126,068       7.5%
                                                                 -----------      -----

GERMANY -- (5.0%)
  *Daimler AG                                             16,806   1,298,877       0.3%
  #Deutsche Bank AG                                       30,792   2,011,333       0.4%
  *Deutsche Post AG                                       41,651     823,175       0.2%
  E.ON AG                                                 33,461   1,143,669       0.2%
  Other Securities                                                22,755,153       4.7%
                                                                 -----------      -----
TOTAL GERMANY                                                     28,032,207       5.8%
                                                                 -----------      -----

GREECE -- (0.8%)
  Other Securities                                                 4,692,478       1.0%
                                                                 -----------      -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                            Shares     Value++ of Net Assets**
                                            ------     -----   ---------------
  HONG KONG -- (2.3%)
    Other Securities                               $12,972,311       2.7%
                                                   -----------      -----

  IRELAND -- (0.7%)
    Other Securities                                 3,833,136       0.8%
                                                   -----------      -----

  ISRAEL -- (0.7%)
    Other Securities                                 3,719,316       0.8%
                                                   -----------      -----

  ITALY -- (2.3%)
    Other Securities                                12,723,410       2.6%
                                                   -----------      -----

  JAPAN -- (15.2%)
    Mitsubishi UFJ Financial Group, Inc.   224,300   1,076,548       0.2%
    Other Securities                                84,223,479      17.5%
                                                   -----------      -----
  TOTAL JAPAN                                       85,300,027      17.7%
                                                   -----------      -----

  NETHERLANDS -- (2.3%)
    #Akzo Nobel NV                          13,662   1,059,328       0.2%
    *ING Groep NV Sponsored ADR             72,426     955,299       0.2%
    Koninklijke DSM NV                      11,964     824,641       0.2%
    Other Securities                                 9,925,690       2.1%
                                                   -----------      -----
  TOTAL NETHERLANDS                                 12,764,958       2.7%
                                                   -----------      -----

  NEW ZEALAND -- (0.2%)
    Other Securities                                 1,255,637       0.3%
                                                   -----------      -----

  NORWAY -- (1.1%)
    Other Securities                                 6,139,477       1.3%
                                                   -----------      -----

  PORTUGAL -- (0.4%)
    Other Securities                                 1,985,837       0.4%
                                                   -----------      -----

  SINGAPORE -- (1.4%)
    Other Securities                                 7,772,316       1.6%
                                                   -----------      -----

  SPAIN -- (1.8%)
    Other Securities                                10,177,258       2.1%
                                                   -----------      -----

  SWEDEN -- (2.7%)
    Swedbank AB Series A                    43,200     819,311       0.2%
    Other Securities                                14,099,857       2.9%
                                                   -----------      -----
  TOTAL SWEDEN                                      14,919,168       3.1%
                                                   -----------      -----

  SWITZERLAND -- (5.7%)
    Aryzta AG                               14,609     814,869       0.2%
    Credit Suisse Group AG                  22,184   1,009,742       0.2%
    Holcim, Ltd. AG                         21,970   1,914,291       0.4%
    Swiss Reinsurance Co., Ltd. AG          23,898   1,425,910       0.3%
    *UBS AG                                 52,017   1,040,994       0.2%
    Zurich Financial Services AG            10,024   2,818,535       0.6%
    Other Securities                                22,809,783       4.7%
                                                   -----------      -----
  TOTAL SWITZERLAND                                 31,834,124       6.6%
                                                   -----------      -----

  UNITED KINGDOM -- (15.6%)
    Anglo American P.L.C.                   48,414   2,537,802       0.5%
    Aviva P.L.C.                           128,562     962,152       0.2%
    BP P.L.C. Sponsored ADR                 65,797   3,035,874       0.6%
    #HSBC Holdings P.L.C. Sponsored ADR     70,495   3,839,863       0.8%
    International Power P.L.C.             155,255     859,297       0.2%
    Kingfisher P.L.C.                      232,192   1,066,819       0.2%
    Legal & General Group P.L.C.           594,171   1,222,089       0.3%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                   Percentage
                                          Shares      Value++ of Net Assets**
                                          ------      -----   ---------------
  UNITED KINGDOM -- (Continued).........
    Old Mutual P.L.C.................... 503,063 $  1,172,695       0.2%
    Prudential P.L.C....................  68,348      884,242       0.2%
    #Royal Dutch Shell P.L.C. ADR.......  62,698    4,913,015       1.0%
    RSA Insurance Group P.L.C........... 370,215      853,156       0.2%
    Standard Chartered P.L.C............  30,336      843,090       0.2%
    Standard Life P.L.C................. 230,654      874,064       0.2%
    Vodafone Group P.L.C. Sponsored ADR. 135,396    3,942,732       0.8%
    *Wolseley P.L.C.....................  25,895      940,606       0.2%
    Xstrata P.L.C.......................  77,287    1,982,334       0.4%
    Other Securities....................           57,875,148      12.0%
                                                 ------------      -----
  TOTAL UNITED KINGDOM..................           87,804,978      18.2%
                                                 ------------      -----

  UNITED STATES -- (0.0%)...............
    Other Securities....................               17,944       0.0%
                                                 ------------      -----
  TOTAL COMMON STOCKS...................          477,391,474      99.2%
                                                 ------------      -----
  RIGHTS/WARRANTS -- (0.0%).............
  AUSTRALIA -- (0.0%)...................
    Other Securities....................                   12       0.0%
                                                 ------------      -----

  BELGIUM -- (0.0%).....................
    Other Securities....................                  225       0.0%
                                                 ------------      -----

  DENMARK -- (0.0%).....................
    Other Securities....................                    2       0.0%
                                                 ------------      -----

  FRANCE -- (0.0%)......................
    Other Securities....................                2,361       0.0%
                                                 ------------      -----

  GERMANY -- (0.0%).....................
    Other Securities....................               15,191       0.0%
                                                 ------------      -----

  GREECE -- (0.0%)......................
    Other Securities....................                  195       0.0%
                                                 ------------      -----

  NORWAY -- (0.0%)......................
    Other Securities....................                   36       0.0%
                                                 ------------      -----

  PORTUGAL -- (0.0%)....................
    Other Securities....................               11,720       0.0%
                                                 ------------      -----

  SINGAPORE -- (0.0%)...................
    Other Securities....................                8,940       0.0%
                                                 ------------      -----

  SPAIN -- (0.0%).......................
    Other Securities....................                5,350       0.0%
                                                 ------------      -----

  SWITZERLAND -- (0.0%).................
    Other Securities....................                   68       0.0%
                                                 ------------      -----

  UNITED KINGDOM -- (0.0%)..............
    Other Securities....................                  318       0.0%
                                                 ------------      -----
  TOTAL RIGHTS/WARRANTS.................               44,418       0.0%
                                                 ------------      -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                        Face
                                                                                                      Amount       Value+
                                                                                                      ------       -----
                                                                                                       (000)
TEMPORARY CASH INVESTMENTS -- (0.5%).............................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $2,775,000
   FNMA 2.24%, 07/06/15, valued at $2,844,375) to be repurchased at $2,801,044...................     $2,801   $2,801,000
                                                                                                             ------------

                                                                                                     Shares/
                                                                                                        Face
                                                                                                      Amount
                                                                                                      ------
                                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (14.4%).........................................................
(S)@DFA Short Term Investment Fund............................................................... 79,086,676   79,086,676
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $2,010,124)## to be repurchased at
 $1,970,717......................................................................................     $1,971    1,970,710
                                                                                                             ------------
TOTAL SECURITIES LENDING COLLATERAL..............................................................              81,057,386
                                                                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $424,677,400).............................................................................            $561,294,278
                                                                                                             ============

                                                                                                       Percentage
                                                                                                  of Net Assets**
                                                                                                  ---------------

TEMPORARY CASH INVESTMENTS -- (0.5%).............................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $2,775,000
   FNMA 2.24%, 07/06/15, valued at $2,844,375) to be repurchased at $2,801,044...................       0.6%
                                                                                                      ------






SECURITIES LENDING COLLATERAL -- (14.4%).........................................................
(S)@DFA Short Term Investment Fund...............................................................      16.4%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $2,010,124)## to be repurchased at
 $1,970,717......................................................................................        0.4%
                                                                                                      ------
TOTAL SECURITIES LENDING COLLATERAL..............................................................      16.8%
                                                                                                      ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $424,677,400).............................................................................     116.6%
                                                                                                      ======

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                                 ---------------------------------------------

                                    Investment in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks.................
    Australia................... $   821,980 $ 30,621,634   --    $ 31,443,614
    Austria.....................          --    3,417,932   --       3,417,932
    Belgium.....................     362,291    7,105,147   --       7,467,438
    Canada......................  58,176,993           --   --      58,176,993
    Denmark.....................      10,744    5,331,212   --       5,341,956
    Finland.....................          --    9,472,891   --       9,472,891
    France......................   1,980,666   34,145,402   --      36,126,068
    Germany.....................   3,580,706   24,451,501   --      28,032,207
    Greece......................     211,209    4,481,269   --       4,692,478
    Hong Kong...................      19,817   12,952,494   --      12,972,311
    Ireland.....................     923,673    2,909,463   --       3,833,136
    Israel......................     717,726    3,001,590   --       3,719,316
    Italy.......................     832,132   11,891,278   --      12,723,410
    Japan.......................   2,649,433   82,650,594   --      85,300,027
    Netherlands.................   2,459,639   10,305,319   --      12,764,958
    New Zealand.................      34,047    1,221,590   --       1,255,637
    Norway......................     157,600    5,981,877   --       6,139,477
    Portugal....................          --    1,985,837   --       1,985,837
    Singapore...................          --    7,772,316   --       7,772,316
    Spain.......................   2,209,295    7,967,963   --      10,177,258
    Sweden......................     346,091   14,573,077   --      14,919,168
    Switzerland.................   2,102,949   29,731,175   --      31,834,124
    United Kingdom..............  19,132,476   68,672,502   --      87,804,978
    United States...............      17,944           --   --          17,944
  Rights/Warrants...............
    Australia...................          12           --   --              12
    Belgium.....................         225           --   --             225
    Denmark.....................          --            2   --               2
    France......................       2,361           --   --           2,361
    Germany.....................      15,191           --   --          15,191
    Greece......................          --          195   --             195
    Norway......................          --           36   --              36
    Portugal....................      11,720           --   --          11,720
    Singapore...................       8,940           --   --           8,940
    Spain.......................       5,338           12   --           5,350
    Switzerland.................          68           --   --              68
    United Kingdom..............          --          318   --             318
  Temporary Cash Investments....          --    2,801,000   --       2,801,000
  Securities Lending Collateral.          --   81,057,386   --      81,057,386
                                 ----------- ------------   --    ------------
  TOTAL......................... $96,791,266 $464,503,012   --    $561,294,278
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                April 30, 2011
                                  (Unaudited)

                                                                                                            Shares    Value+
                                                                                                            ------    -----
AFFILIATED INVESTMENT COMPANIES -- (99.8%)................................................................
Investment in The DFA International Value Series of
 The DFA Investment Trust Company.........................................................................          $28,922,083
Investment in Dimensional Emerging Markets Value Fund.....................................................           10,384,488
Investment in DFA International Small Cap Value Portfolio of
 DFA Investment Dimensions Group Inc......................................................................  200,714   3,801,524
                                                                                                                    -----------

   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
    (Cost $35,668,328)....................................................................................           43,108,095
                                                                                                                    -----------

                                                                                                             Face
                                                                                                            Amount
                                                                                                            ------
                                                                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)......................................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11
    (Collateralized by $110,000 FNMA 2.24%, 07/06/15, valued at $112,750) to be repurchased at $107,002
    (Cost $107,000)....................................................................................... $    107     107,000
                                                                                                                    -----------
   TOTAL INVESTMENTS - (100.0%)
    (Cost $35,775,328)....................................................................................          $43,215,095
                                                                                                                    ===========

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                                    ----------------------------------------

                                    Investment in Securities (Market Value)
                                    ----------------------------------------
                                      Level 1   Level 2  Level 3    Total
                                    ----------- -------- ------- -----------
   Affiliated Investment Companies. $43,108,095       --   --    $43,108,095
   Temporary Cash Investments......          -- $107,000   --        107,000
                                    ----------- --------   --    -----------
   TOTAL........................... $43,108,095 $107,000   --    $43,215,095
                                    =========== ========   ==    ===========

                See accompanying Notes to Financial Statements.

                          EMERGING MARKETS PORTFOLIO

                           SCHEDULES OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                 Value+
                                                                 -----
     AFFILIATED INVESTMENT COMPANY -- (100.0%)..............
     Investment in The Emerging Markets Series of
       The DFA Investment Trust Company..................... $2,575,286,113
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $1,178,839,212)............................. $2,575,286,113
                                                             ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).


                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 Value+
                                                                 -----
     AFFILIATED INVESTMENT COMPANY -- (100.0%)..............
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $2,135,948,868
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $1,438,988,909)............................. $2,135,948,868
                                                             ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                Value+
                                                                -----
    AFFILIATED INVESTMENT COMPANY -- (100.0%)..............
    Investment in Dimensional Emerging Markets Value Fund.. $15,403,053,850
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $11,251,655,584)............................ $15,403,053,850
                                                            ===============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                      Percentage
                                                             Shares      Value++ of Net Assets**
                                                             ------      -----   ---------------
COMMON STOCKS -- (85.7%)
BRAZIL -- (7.2%)
  Banco Bradesco SA                                         971,274 $ 16,194,074       0.3%
  Banco Santander Brasil SA ADR                           1,248,063   14,490,011       0.3%
  BM&F Bovespa SA                                         3,107,183   23,325,598       0.4%
  Petroleo Brasileiro SA ADR                              1,487,967   55,545,808       1.0%
  Vale SA Sponsored ADR                                   1,207,490   40,330,166       0.8%
  Other Securities                                                   272,478,395       5.0%
                                                                    ------------      -----
TOTAL BRAZIL                                                         422,364,052       7.8%
                                                                    ------------      -----

CHILE -- (2.1%)
  Other Securities                                                   122,462,468       2.3%
                                                                    ------------      -----

CHINA -- (12.9%)
  Bank of China, Ltd.                                    52,690,702   29,231,423       0.5%
  China Construction Bank Corp.                          38,800,302   36,790,921       0.7%
  China Life Insurance Co., Ltd. ADR                        258,099   13,857,335       0.3%
  China Mobile, Ltd. Sponsored ADR                          967,519   44,592,951       0.8%
  China Unicom Hong Kong, Ltd. ADR                          756,217   15,472,200       0.3%
  #CNOOC, Ltd. ADR                                          116,476   29,054,938       0.5%
  Industrial & Commercial Bank of China, Ltd. Series H   49,025,940   41,584,448       0.8%
  #PetroChina Co., Ltd. ADR                                 160,254   23,329,777       0.4%
  Other Securities                                                   523,814,466       9.7%
                                                                    ------------      -----
TOTAL CHINA                                                          757,728,459      14.0%
                                                                    ------------      -----

COLOMBIA -- (0.2%)
  Other Securities                                                    12,825,683       0.2%
                                                                    ------------      -----

CZECH REPUBLIC -- (0.4%)
  Other Securities                                                    23,889,730       0.4%
                                                                    ------------      -----

EGYPT -- (0.1%)
  Other Securities                                                     4,088,398       0.1%
                                                                    ------------      -----

HUNGARY -- (0.6%)
 #*OTP Bank P.L.C.                                          488,536   17,344,184       0.3%
  Other Securities                                                    14,272,506       0.3%
                                                                    ------------      -----
TOTAL HUNGARY                                                         31,616,690       0.6%
                                                                    ------------      -----

INDIA -- (8.7%)
  ICICI Bank, Ltd. Sponsored ADR                            396,338   19,975,435       0.4%
  Infosys Technologies, Ltd.                                225,217   14,804,567       0.3%
  Reliance Industries, Ltd.                               1,381,092   30,655,817       0.5%
  Other Securities                                                   444,381,246       8.2%
                                                                    ------------      -----
TOTAL INDIA                                                          509,817,065       9.4%
                                                                    ------------      -----

INDONESIA -- (3.0%)
  PT Bumi Resources Tbk                                  37,385,000   15,022,342       0.3%
  Other Securities                                                   159,723,433       2.9%
                                                                    ------------      -----
TOTAL INDONESIA                                                      174,745,775       3.2%
                                                                    ------------      -----

ISRAEL -- (0.0%)
  Other Securities                                                       353,828       0.0%
                                                                    ------------      -----

MALAYSIA -- (3.2%)
  Other Securities                                                   188,531,371       3.5%
                                                                    ------------      -----

MEXICO -- (4.1%)
  America Movil S.A.B. de C.V. Series L ADR                 443,009   25,340,115       0.5%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                               Shares      Value++ of Net Assets**
                                                               ------      -----   ---------------
MEXICO -- (Continued).....................................
  *Cemex S.A.B. de C.V. Sponsored ADR.....................  1,983,179 $ 17,213,994       0.3%
  Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR.    308,192   19,385,277       0.4%
  #Grupo Financiero Banorte S.A.B. de C.V.................  2,809,943   14,035,435       0.3%
  Grupo Mexico S.A.B. de C.V. Series B....................  5,000,219   17,313,579       0.3%
  Other Securities........................................             148,633,801       2.7%
                                                                      ------------      -----
TOTAL MEXICO..............................................             241,922,201       4.5%
                                                                      ------------      -----

NETHERLANDS -- (0.0%).....................................
  Other Securities........................................                 201,157       0.0%
                                                                      ------------      -----

PERU -- (0.2%)............................................
  Other Securities........................................              10,985,899       0.2%
                                                                      ------------      -----

PHILIPPINES -- (0.9%).....................................
  Other Securities........................................              54,067,027       1.0%
                                                                      ------------      -----

POLAND -- (1.7%)..........................................
  KGHM Polska Miedz SA....................................    192,817   14,183,564       0.3%
  Other Securities........................................              87,550,328       1.6%
                                                                      ------------      -----
TOTAL POLAND..............................................             101,733,892       1.9%
                                                                      ------------      -----

RUSSIA -- (3.7%)..........................................
  Gazprom OAO Sponsored ADR...............................  5,628,350   95,365,320       1.8%
  Lukoil OAO Sponsored ADR................................    502,859   34,949,662       0.6%
  Other Securities........................................              87,526,636       1.6%
                                                                      ------------      -----
TOTAL RUSSIA..............................................             217,841,618       4.0%
                                                                      ------------      -----

SOUTH AFRICA -- (7.3%)....................................
  Gold Fields, Ltd. Sponsored ADR.........................  1,024,815   18,282,700       0.3%
  Impala Platinum Holdings, Ltd...........................    449,434   14,055,082       0.3%
  MTN Group, Ltd..........................................  1,237,163   27,180,020       0.5%
  Naspers, Ltd. Series N..................................    378,717   22,445,136       0.4%
  Sanlam, Ltd.............................................  3,530,404   15,143,360       0.3%
  Sasol, Ltd. Sponsored ADR...............................    530,207   30,656,569       0.6%
  Standard Bank Group, Ltd................................  1,236,663   19,422,451       0.4%
  Other Securities........................................             282,648,121       5.2%
                                                                      ------------      -----
TOTAL SOUTH AFRICA........................................             429,833,439       8.0%
                                                                      ------------      -----

SOUTH KOREA -- (13.8%)....................................
  Hana Financial Group, Inc...............................    380,692   16,152,278       0.3%
  Hyundai Motor Co., Ltd..................................    142,857   32,949,852       0.6%
 #*KB Financial Group, Inc. ADR...........................    311,778   16,614,650       0.3%
  Kia Motors Corp.........................................    230,180   16,558,829       0.3%
  LG Chemical, Ltd........................................     28,574   14,196,081       0.3%
  LG Corp.................................................    150,925   13,894,952       0.2%
  #POSCO ADR..............................................    230,201   25,391,170       0.5%
  Samsung Corp............................................    200,144   14,498,955       0.3%
  Samsung Electronics Co., Ltd............................    110,442   92,250,080       1.7%
  Shinhan Financial Group Co., Ltd. ADR...................    142,576   13,832,724       0.2%
  Other Securities........................................             555,225,578      10.3%
                                                                      ------------      -----
TOTAL SOUTH KOREA.........................................             811,565,149      15.0%
                                                                      ------------      -----

TAIWAN -- (11.6%).........................................
  Hon Hai Precision Industry Co., Ltd.....................  5,597,352   21,256,074       0.4%
  HTC Corp................................................    340,780   15,511,175       0.3%
  #Taiwan Semiconductor Manufacturing Co., Ltd............ 11,817,652   30,566,194       0.5%
  Other Securities........................................             614,977,280      11.4%
                                                                      ------------      -----
TOTAL TAIWAN..............................................             682,310,723      12.6%
                                                                      ------------      -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         Percentage
                                                              Shares        Value++ of Net Assets**
THAILAND -- (2.1%)
  Other Securities........................................           $  124,055,930       2.3%
                                                                     --------------      -----

TURKEY -- (1.9%)
  Other Securities........................................              109,419,987       2.0%
                                                                     --------------      -----

UNITED STATES -- (0.0%)
  Other Securities........................................                  677,036       0.0%
                                                                     --------------      -----
TOTAL COMMON STOCKS.......................................            5,033,037,577      93.0%
                                                                     --------------      -----
PREFERRED STOCKS -- (6.0%)
BRAZIL -- (6.0%)
  Banco Bradesco SA Sponsored ADR......................... 2,298,063     46,489,814       0.9%
  #Itau Unibanco Holding SA ADR........................... 1,648,537     39,152,754       0.7%
  Petroleo Brasileiro SA ADR.............................. 2,049,785     68,401,325       1.3%
  Vale SA Sponsored ADR................................... 1,564,909     46,790,779       0.9%
  Other Securities........................................              148,946,084       2.7%
                                                                     --------------      -----
TOTAL BRAZIL..............................................              349,780,756       6.5%
                                                                     --------------      -----

CHILE -- (0.0%)
  Other Securities........................................                  565,581       0.0%
                                                                     --------------      -----

INDIA -- (0.0%)
  Other Securities........................................                   17,951       0.0%
                                                                     --------------      -----
TOTAL PREFERRED STOCKS....................................              350,364,288       6.5%
                                                                     --------------      -----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  Other Securities........................................                      395       0.0%
                                                                     --------------      -----

HONG KONG -- (0.0%)
  Other Securities........................................                       --       0.0%
                                                                     --------------      -----

POLAND -- (0.0%)
  Other Securities........................................                  430,289       0.0%
                                                                     --------------      -----

TAIWAN -- (0.0%)
  Other Securities........................................                  103,079       0.0%
                                                                     --------------      -----

THAILAND -- (0.0%)
  Other Securities........................................                  378,050       0.0%
                                                                     --------------      -----

TURKEY -- (0.0%)
  Other Securities........................................                   74,300       0.0%
                                                                     --------------      -----
TOTAL RIGHTS/WARRANTS.....................................                  986,113       0.0%
                                                                     --------------      -----

                                                             Face
                                                            Amount           Value+
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.3%)......................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%,
   05/02/11 (Collateralized by $17,760,000 FNMA 2.24%,
   07/06/15, valued at $18,204,000) to be repurchased at
   $17,934,284............................................   $17,934     17,934,000       0.3%
                                                                     --------------      -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                 Shares/
                                                                  Face                      Percentage
                                                                 Amount            Value+ of Net Assets**
                                                                 -------           ------ ---------------
                                                                  (000)
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@DFA Short Term Investment Fund............................ 469,495,000 $  469,495,000       8.7%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%,
 05/02/11 (Collateralized by $48,926,610 FNMA 2.063%(r),
 06/01/35, valued at $670,749)## to be repurchased at
 $657,599.....................................................        $658        657,597       0.0%
                                                                           --------------     ------
TOTAL SECURITIES LENDING COLLATERAL...........................                470,152,597       8.7%
                                                                           --------------     ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,226,970,070)........................................             $5,872,474,575     108.5%
                                                                           ==============     ======

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               ----------------------------------------------------

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  422,364,052             --   --    $  422,364,052
  Chile.......................    122,462,468             --   --       122,462,468
  China.......................    164,834,829 $  592,893,630   --       757,728,459
  Colombia....................     12,825,683             --   --        12,825,683
  Czech Republic..............             --     23,889,730   --        23,889,730
  Egypt.......................             --      4,088,398   --         4,088,398
  Hungary.....................        661,066     30,955,624   --        31,616,690
  India.......................     31,139,064    478,678,001   --       509,817,065
  Indonesia...................      6,011,338    168,734,437   --       174,745,775
  Israel......................             --        353,828   --           353,828
  Malaysia....................      3,519,661    185,011,710   --       188,531,371
  Mexico......................    241,922,201             --   --       241,922,201
  Netherlands.................             --        201,157   --           201,157
  Peru........................     10,985,899             --   --        10,985,899
  Philippines.................      4,214,878     49,852,149   --        54,067,027
  Poland......................             --    101,733,892   --       101,733,892
  Russia......................      6,867,584    210,974,034   --       217,841,618
  South Africa................     71,318,377    358,515,062   --       429,833,439
  South Korea.................     79,595,937    731,969,212   --       811,565,149
  Taiwan......................     19,811,037    662,499,686   --       682,310,723
  Thailand....................    123,903,228        152,702   --       124,055,930
  Turkey......................      2,726,209    106,693,778   --       109,419,987
  United States...............        677,036             --   --           677,036
Preferred Stocks..............
  Brazil......................    349,780,756             --   --       349,780,756
  Chile.......................        565,581             --   --           565,581
  India.......................             --         17,951   --            17,951
Rights/Warrants...............
  Brazil......................            395             --   --               395
  Hong Kong...................             --             --   --                --
  Poland......................             --        430,289   --           430,289
  Taiwan......................             --        103,079   --           103,079
  Thailand....................          2,004        376,046   --           378,050
  Turkey......................         74,300             --   --            74,300
Temporary Cash Investments....             --     17,934,000   --        17,934,000
Securities Lending Collateral.             --    470,152,597   --       470,152,597
                               -------------- --------------   --    --------------
TOTAL......................... $1,676,263,583 $4,196,210,992   --    $5,872,474,575
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                             Enhanced         U.S.
                                                                                            U.S. Large      Large Cap
                                                                                             Company          Value
                                                                                            Portfolio       Portfolio
                                                                                           ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...................................           --  $    8,133,769
Investments at Value (including $0, $0, $338,434 and $1,515,298 of securities on loan,
 respectively)............................................................................ $    172,388              --
Temporary Cash Investments at Value & Cost................................................        5,938              --
Collateral Received from Securities on Loan at Value & Cost...............................           --              --
Affiliated Collateral Received from Securities on Loan at Value & Cost....................           --              --
Receivables:..............................................................................
  Investment Securities/Affiliated Investment Companies Sold..............................           --              --
  Dividends and Interest..................................................................        1,401              --
  Securities Lending Income...............................................................           --              --
  Fund Shares Sold........................................................................           94           5,093
  Futures Margin Variation................................................................          587              --
Unrealized Gain on Forward Currency Contracts.............................................          474              --
Unrealized Gain on Foreign Currency Contracts.............................................           26              --
Prepaid Expenses and Other Assets.........................................................           20              64
                                                                                           ------------  --------------
   Total Assets...........................................................................      180,928       8,138,926
                                                                                           ------------  --------------
LIABILITIES:
Payables:.................................................................................
  Upon Return of Securities Loaned........................................................           --              --
  Investment Securities/Affiliated Investment Companies Purchased.........................        5,866             686
  Fund Shares Redeemed....................................................................          195           4,407
  Due to Advisor..........................................................................           28             991
Unrealized Loss on Forward Currency Contracts.............................................        1,833              --
Accrued Expenses and Other Liabilities....................................................           16             308
                                                                                           ------------  --------------
   Total Liabilities......................................................................        7,938           6,392
                                                                                           ------------  --------------
NET ASSETS................................................................................ $    172,990  $    8,132,534
                                                                                           ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $53,925 and $0 and shares outstanding
 of 0; 0; 2,945,829 and 0, respectively...................................................          N/A             N/A
                                                                                           ============  ==============
NUMBER OF SHARES AUTHORIZED...............................................................          N/A             N/A
                                                                                           ============  ==============
Class R2 Shares -- based on net assets of $0; $0; $9,351 and $0 and shares outstanding
 of 0; 0; 510,883 and 0, respectively.....................................................          N/A             N/A
                                                                                           ============  ==============
NUMBER OF SHARES AUTHORIZED...............................................................          N/A             N/A
                                                                                           ============  ==============
Institutional Class Shares -- based on net assets of $172,990; $8,132,534; $2,968,313 and
 $7,964,497 and shares outstanding of 19,768,793; 361,812,850; 162,104,303 and
 282,695,488, respectively ............................................................... $       8.75  $        22.48
                                                                                           ============  ==============
NUMBER OF SHARES AUTHORIZED...............................................................  300,000,000   2,000,000,000
                                                                                           ============  ==============
Investments in Affiliated Investment Companies at Cost.................................... $         --  $    5,528,588
                                                                                           ------------  --------------
Investments at Cost....................................................................... $    167,948  $           --
                                                                                           ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    229,031  $    7,245,437
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....          664          12,921
Accumulated Net Realized Gain (Loss)......................................................      (65,256)     (1,731,005)
Net Unrealized Foreign Exchange Gain (Loss)...............................................       (1,311)             --
Net Unrealized Appreciation (Depreciation)................................................        9,862       2,605,181
                                                                                           ------------  --------------
NET ASSETS................................................................................ $    172,990  $    8,132,534
                                                                                           ============  ==============

                                                                                                               U.S.
                                                                                                U.S.         Small Cap
                                                                                              Targeted         Value
                                                                                           Value Portfolio   Portfolio
                                                                                           --------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...................................            --               --
Investments at Value (including $0, $0, $338,434 and $1,515,298 of securities on loan,
 respectively)............................................................................  $  3,023,425   $    7,975,251
Temporary Cash Investments at Value & Cost................................................         6,507           10,913
Collateral Received from Securities on Loan at Value & Cost...............................         1,015            4,563
Affiliated Collateral Received from Securities on Loan at Value & Cost....................       352,489        1,584,011
Receivables:..............................................................................
  Investment Securities/Affiliated Investment Companies Sold..............................         3,493           30,152
  Dividends and Interest..................................................................           737            2,031
  Securities Lending Income...............................................................           198              711
  Fund Shares Sold........................................................................         2,339            4,591
  Futures Margin Variation................................................................            --               --
Unrealized Gain on Forward Currency Contracts.............................................            --               --
Unrealized Gain on Foreign Currency Contracts.............................................            --               --
Prepaid Expenses and Other Assets.........................................................            66               62
                                                                                            ------------   --------------
   Total Assets...........................................................................     3,390,269        9,612,285
                                                                                            ------------   --------------
LIABILITIES:
Payables:.................................................................................
  Upon Return of Securities Loaned........................................................       353,504        1,588,574
  Investment Securities/Affiliated Investment Companies Purchased.........................         2,455              561
  Fund Shares Redeemed....................................................................         1,708           54,962
  Due to Advisor..........................................................................           866            3,283
Unrealized Loss on Forward Currency Contracts.............................................            --               --
Accrued Expenses and Other Liabilities....................................................           147              408
                                                                                            ------------   --------------
   Total Liabilities......................................................................       358,680        1,647,788
                                                                                            ------------   --------------
NET ASSETS................................................................................  $  3,031,589   $    7,964,497
                                                                                            ============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $53,925 and $0 and shares outstanding
 of 0; 0; 2,945,829 and 0, respectively...................................................  $      18.31              N/A
                                                                                            ============   ==============
NUMBER OF SHARES AUTHORIZED...............................................................   100,000,000              N/A
                                                                                            ============   ==============
Class R2 Shares -- based on net assets of $0; $0; $9,351 and $0 and shares outstanding
 of 0; 0; 510,883 and 0, respectively.....................................................  $      18.30              N/A
                                                                                            ============   ==============
NUMBER OF SHARES AUTHORIZED...............................................................   100,000,000              N/A
                                                                                            ============   ==============
Institutional Class Shares -- based on net assets of $172,990; $8,132,534; $2,968,313 and
 $7,964,497 and shares outstanding of 19,768,793; 361,812,850; 162,104,303 and
 282,695,488, respectively ...............................................................  $      18.31   $        28.17
                                                                                            ============   ==============
NUMBER OF SHARES AUTHORIZED...............................................................   700,000,000    1,700,000,000
                                                                                            ============   ==============
Investments in Affiliated Investment Companies at Cost....................................  $         --   $           --
                                                                                            ------------   --------------
Investments at Cost.......................................................................  $  2,355,495   $    6,394,395
                                                                                            ============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital...........................................................................  $  2,267,547   $    6,300,449
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....         2,124            1,744
Accumulated Net Realized Gain (Loss)......................................................        93,988           81,448
Net Unrealized Foreign Exchange Gain (Loss)...............................................            --               --
Net Unrealized Appreciation (Depreciation)................................................       667,930        1,580,856
                                                                                            ------------   --------------
NET ASSETS................................................................................  $  3,031,589   $    7,964,497
                                                                                            ============   ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                              U.S.            U.S.
                                                                                              Core            Core
                                                                                            Equity 1        Equity 2
                                                                                            Portfolio       Portfolio
                                                                                         --------------  --------------
ASSETS:
Investments at Value (including $275,950, $504,448, $194,968 and $1,066,975 of
 securities on loan, respectively)...................................................... $    3,774,682  $    6,129,097
Temporary Cash Investments at Value & Cost..............................................         31,672          28,695
Collateral Received from Securities on Loan at Value & Cost.............................            821           1,503
Affiliated Collateral Received from Securities on Loan at Value & Cost..................        285,212         521,669
Receivables:............................................................................
  Investment Securities Sold............................................................            163             351
  Dividends and Interest................................................................          2,830           4,754
  Securities Lending Income.............................................................            136             306
  Fund Shares Sold......................................................................          5,712           7,766
Prepaid Expenses and Other Assets.......................................................             95              87
                                                                                         --------------  --------------
   Total Assets.........................................................................      4,101,323       6,694,228
                                                                                         --------------  --------------
LIABILITIES:
Payables:...............................................................................
  Upon Return of Securities Loaned......................................................        286,033         523,172
  Investment Securities Purchased.......................................................         17,382           8,246
  Fund Shares Redeemed..................................................................          1,117           3,892
  Due to Advisor........................................................................            519           1,000
Accrued Expenses and Other Liabilities..................................................            167             298
                                                                                         --------------  --------------
   Total Liabilities....................................................................        305,218         536,608
                                                                                         --------------  --------------
NET ASSETS.............................................................................. $    3,796,105  $    6,157,620
                                                                                         ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $3,796,105; $6,157,620; $2,010,219 and $4,529,855 and shares outstanding of 314,101,011; 509,958,439; 167,450,522 and
 190,610,819, respectively.............................................................. $        12.09  $        12.07
                                                                                         ==============  ==============
NUMBER OF SHARES AUTHORIZED.............................................................  1,500,000,000   2,300,000,000
                                                                                         ==============  ==============

Investments at Cost..................................................................... $    3,044,250  $    5,043,721
                                                                                         ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................................................... $    3,129,457  $    5,112,004
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)................................................................................          6,237           9,634
Accumulated Net Realized Gain (Loss)....................................................        (70,021)        (49,394)
Net Unrealized Appreciation (Depreciation)..............................................        730,432       1,085,376
                                                                                         --------------  --------------
NET ASSETS.............................................................................. $    3,796,105  $    6,157,620
                                                                                         ==============  ==============

                                                                                              U.S.            U.S.
                                                                                             Vector           Small
                                                                                             Equity            Cap
                                                                                            Portfolio       Portfolio
                                                                                         --------------  --------------
ASSETS:
Investments at Value (including $275,950, $504,448, $194,968 and $1,066,975 of
 securities on loan, respectively)...................................................... $    2,003,812  $    4,518,928
Temporary Cash Investments at Value & Cost..............................................          8,472          22,078
Collateral Received from Securities on Loan at Value & Cost.............................            583           3,197
Affiliated Collateral Received from Securities on Loan at Value & Cost..................        202,292       1,110,010
Receivables:............................................................................
  Investment Securities Sold............................................................            171           2,885
  Dividends and Interest................................................................          1,211           1,054
  Securities Lending Income.............................................................            114             596
  Fund Shares Sold......................................................................          1,982           2,137
Prepaid Expenses and Other Assets.......................................................             42              61
                                                                                         --------------  --------------
   Total Assets.........................................................................      2,218,679       5,660,946
                                                                                         --------------  --------------
LIABILITIES:
Payables:...............................................................................
  Upon Return of Securities Loaned......................................................        202,875       1,113,207
  Investment Securities Purchased.......................................................          3,911          14,152
  Fund Shares Redeemed..................................................................          1,096           2,249
  Due to Advisor........................................................................            490           1,282
Accrued Expenses and Other Liabilities..................................................             88             201
                                                                                         --------------  --------------
   Total Liabilities....................................................................        208,460       1,131,091
                                                                                         --------------  --------------
NET ASSETS.............................................................................. $    2,010,219  $    4,529,855
                                                                                         ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $3,796,105; $6,157,620; $2,010,219 and $4,529,855 and shares outstanding of 314,101,011; 509,958,439; 167,450,522 and
 190,610,819, respectively.............................................................. $        12.00  $        23.76
                                                                                         ==============  ==============
NUMBER OF SHARES AUTHORIZED.............................................................  1,000,000,000   1,000,000,000
                                                                                         ==============  ==============

Investments at Cost..................................................................... $    1,639,974  $    3,299,245
                                                                                         ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................................................... $    1,706,262  $    3,412,304
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)................................................................................          2,410           3,718
Accumulated Net Realized Gain (Loss)....................................................        (62,291)       (105,850)
Net Unrealized Appreciation (Depreciation)..............................................        363,838       1,219,683
                                                                                         --------------  --------------
NET ASSETS.............................................................................. $    2,010,219  $    4,529,855
                                                                                         ==============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                             U.S.            DFA          Large
                                                                             Micro       Real Estate       Cap
                                                                              Cap        Securities   International
                                                                           Portfolio      Portfolio     Portfolio
                                                                        --------------  ------------  -------------
ASSETS:
Investments at Value (including $498,632, $647,227, $351,234 and
 $1,131,113 of securities on loan, respectively)....................... $    3,782,550  $  3,152,056  $  1,908,284
Temporary Cash Investments at Value & Cost.............................          4,712        19,467         5,770
Collateral Received from Securities on Loan at Value & Cost............          1,516         1,938         1,249
Affiliated Collateral Received from Securities on Loan at Value & Cost.        526,244       672,941       372,838
Foreign Currencies at Value............................................             --            --         3,389
Cash...................................................................             --            --            15
Receivables:...........................................................
  Investment Securities Sold...........................................          2,299            --           505
  Dividends, Interest and Tax Reclaims.................................          1,061         2,605         9,145
  Securities Lending Income............................................            532            92           478
  Fund Shares Sold.....................................................          1,315         1,661         1,434
Unrealized Gain on Foreign Currency Contracts..........................             --            --            29
Prepaid Expenses and Other Assets......................................             32            41            34
                                                                        --------------  ------------  ------------
    Total Assets.......................................................      4,320,261     3,850,801     2,303,170
                                                                        --------------  ------------  ------------
LIABILITIES:
Payables:..............................................................
  Upon Return of Securities Loaned.....................................        527,760       674,879       374,087
  Investment Securities Purchased......................................          1,334        16,648         3,869
  Fund Shares Redeemed.................................................          2,887         1,971           926
  Due to Advisor.......................................................          1,547           751           384
Accrued Expenses and Other Liabilities.................................            188           145           127
                                                                        --------------  ------------  ------------
    Total Liabilities..................................................        533,716       694,394       379,393
                                                                        --------------  ------------  ------------
NET ASSETS............................................................. $    3,786,545  $  3,156,407  $  1,923,777
                                                                        ==============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $3,786,545;
 $3,156,407; $1,923,777 and $6,063,718 and shares outstanding of
 250,225,113; 129,852,728; 88,252,834 and 491,945,902, respectively.... $        15.13  $      24.31  $      21.80
                                                                        ==============  ============  ============
NUMBER OF SHARES AUTHORIZED............................................  1,500,000,000   700,000,000   500,000,000
                                                                        ==============  ============  ============
Investments at Cost.................................................... $    2,854,316  $  2,294,360  $  1,484,568
                                                                        ==============  ============  ============
Foreign Currencies at Cost............................................. $           --  $         --  $      3,309
                                                                        ==============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................ $    3,019,546  $  2,549,319  $  1,676,916
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)....................................................          2,635         4,294        12,129
Accumulated Net Realized Gain (Loss)...................................       (163,870)     (254,902)     (189,293)
Net Unrealized Foreign Exchange Gain (Loss)............................             --            --           229
Net Unrealized Appreciation (Depreciation).............................        928,234       857,696       423,796
                                                                        --------------  ------------  ------------
NET ASSETS............................................................. $    3,786,545  $  3,156,407  $  1,923,777
                                                                        ==============  ============  ============

                                                                         International
                                                                             Core
                                                                            Equity
                                                                           Portfolio
                                                                        --------------
ASSETS:
Investments at Value (including $498,632, $647,227, $351,234 and
 $1,131,113 of securities on loan, respectively)....................... $    6,013,743
Temporary Cash Investments at Value & Cost.............................         28,753
Collateral Received from Securities on Loan at Value & Cost............          1,559
Affiliated Collateral Received from Securities on Loan at Value & Cost.      1,218,053
Foreign Currencies at Value............................................         13,734
Cash...................................................................             15
Receivables:...........................................................
  Investment Securities Sold...........................................            763
  Dividends, Interest and Tax Reclaims.................................         27,057
  Securities Lending Income............................................          1,739
  Fund Shares Sold.....................................................          6,304
Unrealized Gain on Foreign Currency Contracts..........................             62
Prepaid Expenses and Other Assets......................................            110
                                                                        --------------
    Total Assets.......................................................      7,311,892
                                                                        --------------
LIABILITIES:
Payables:..............................................................
  Upon Return of Securities Loaned.....................................      1,219,612
  Investment Securities Purchased......................................         24,200
  Fund Shares Redeemed.................................................          2,263
  Due to Advisor.......................................................          1,693
Accrued Expenses and Other Liabilities.................................            406
                                                                        --------------
    Total Liabilities..................................................      1,248,174
                                                                        --------------
NET ASSETS............................................................. $    6,063,718
                                                                        ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $3,786,545;
 $3,156,407; $1,923,777 and $6,063,718 and shares outstanding of
 250,225,113; 129,852,728; 88,252,834 and 491,945,902, respectively.... $        12.33
                                                                        ==============
NUMBER OF SHARES AUTHORIZED............................................  2,000,000,000
                                                                        ==============
Investments at Cost.................................................... $    5,258,487
                                                                        ==============
Foreign Currencies at Cost............................................. $       13,060
                                                                        ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................ $    5,333,846
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)....................................................         35,717
Accumulated Net Realized Gain (Loss)...................................        (62,355)
Net Unrealized Foreign Exchange Gain (Loss)............................            580
Net Unrealized Appreciation (Depreciation).............................        755,930
                                                                        --------------
NET ASSETS............................................................. $    6,063,718
                                                                        ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                                   Asia         United
                                                                  International    Japanese       Pacific       Kingdom
                                                                      Small          Small         Small         Small
                                                                     Company        Company       Company       Company
                                                                    Portfolio      Portfolio     Portfolio     Portfolio
                                                                  -------------- ------------  ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.......... $    6,986,397 $    169,096  $    169,658  $     39,416
Temporary Cash Investments at Value & Cost.......................         11,083           --            --            --
Cash.............................................................             15           --            --            --
Receivables:.....................................................
 Affiliated Investment Companies Sold............................             --        1,382           155            26
 Fund Shares Sold................................................         12,901           --            25            --
Prepaid Expenses and Other Assets................................             52            9            19            10
                                                                  -------------- ------------  ------------  ------------
   Total Assets..................................................      7,010,448      170,487       169,857        39,452
                                                                  -------------- ------------  ------------  ------------
LIABILITIES:
Payables:........................................................
 Fund Shares Redeemed............................................          2,437        1,382           180            26
 Due to Advisor..................................................          2,251           53            56            12
Accrued Expenses and Other Liabilities...........................            225           22            19             7
                                                                  -------------- ------------  ------------  ------------
   Total Liabilities.............................................          4,913        1,457           255            45
                                                                  -------------- ------------  ------------  ------------
NET ASSETS....................................................... $    7,005,535 $    169,030  $    169,602  $     39,407
                                                                  ============== ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets of $7,005,535;
  $169,030; $169,602 and $39,407 and shares outstanding of
  373,955,745; 10,764,061; 6,048,087 and 1,400,854,
  respectively................................................... $        18.73 $      15.70  $      28.04  $      28.13
                                                                  ============== ============  ============  ============
NUMBER OF SHARES AUTHORIZED......................................  1,500,000,000  100,000,000   100,000,000   100,000,000
                                                                  ============== ============  ============  ============
Investments in Affiliated Investment Companies at Cost........... $    5,617,599 $    228,036  $    131,164  $     30,883
                                                                  ============== ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    5,590,694 $    319,921  $    162,119  $     33,260
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................         13,826        1,350        (2,357)          207
Accumulated Net Realized Gain (Loss).............................         31,616      (93,338)      (28,659)       (2,602)
Net Unrealized Foreign Exchange Gain (Loss)......................            601           37             5             9
Net Unrealized Appreciation (Depreciation).......................      1,368,798      (58,940)       38,494         8,533
                                                                  -------------- ------------  ------------  ------------
NET ASSETS....................................................... $    7,005,535 $    169,030  $    169,602  $     39,407
                                                                  ============== ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                                              DFA
                                                                                            Continental  International
                                                                                               Small      Real Estate
                                                                                              Company     Securities
                                                                                             Portfolio     Portfolio
                                                                                           ------------  -------------
ASSETS:
Investments in Affiliated Investment Companies at Value................................... $    157,927            --
Investments at Value (including $0, $174,537, $0 and $943,209 of securities on loan,
 respectively)............................................................................           --  $  1,100,580
Temporary Cash Investments at Value & Cost................................................           --         2,412
Collateral Received from Securities on Loan at Value & Cost...............................           --           395
Affiliated Collateral Received from Securities on Loan at Value & Cost....................           --       199,193
Foreign Currencies at Value...............................................................           --         1,666
Cash......................................................................................           --            16
Receivables:..............................................................................
  Investment Securities/Affiliated Investment Companies Sold..............................           67            45
  Dividends, Interest and Tax Reclaims....................................................           --         5,741
  Securities Lending Income...............................................................           --           220
  Fund Shares Sold........................................................................           25         1,010
Unrealized Gain on Foreign Currency Contracts.............................................           --             2
Prepaid Expenses and Other Assets.........................................................           11           267
                                                                                           ------------  ------------
   Total Assets...........................................................................      158,030     1,311,547
                                                                                           ------------  ------------
LIABILITIES:
Payables:.................................................................................
  Upon Return of Securities Loaned........................................................           --       199,588
  Investment Securities/Affiliated Investment Companies...................................
  Purchased...............................................................................           --           933
  Fund Shares Redeemed....................................................................           92           396
  Due to Advisor..........................................................................           51           308
Accrued Expenses and Other Liabilities....................................................           19            98
                                                                                           ------------  ------------
   Total Liabilities......................................................................          162       201,323
                                                                                           ------------  ------------
NET ASSETS................................................................................ $    157,868  $  1,110,224
                                                                                           ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Cass Shares -- based on net assets of $157,868; $1,110,224; $816,819 and
 $9,275,519 and shares outstanding of 7,806,496; 198,726,765; 91,994,628 and 489,608,697,
 respectively............................................................................. $      20.22  $       5.59
                                                                                           ============  ============
NUMBER OF SHARES AUTHORIZED...............................................................  100,000,000   700,000,000
                                                                                           ============  ============
Investments in Affiliated Investment Companies at Cost.................................... $    116,394  $         --
                                                                                           ------------  ------------
Investments at Cost....................................................................... $         --  $  1,014,462
                                                                                           ============  ============
Foreign Currencies at Cost................................................................ $         --  $      1,616
                                                                                           ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    143,379  $  1,266,359
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....          961       (72,834)
Accumulated Net Realized Gain (Loss)......................................................      (28,061)     (169,545)
Net Unrealized Foreign Exchange Gain (Loss)...............................................           56            76
Net Unrealized Appreciation (Depreciation)................................................       41,533        86,168
                                                                                           ------------  ------------
NET ASSETS................................................................................ $    157,868  $  1,110,224
                                                                                           ============  ============

                                                                                                DFA           DFA
                                                                                              Global     International
                                                                                            Real Estate    Small Cap
                                                                                            Securities       Value
                                                                                             Portfolio     Portfolio
                                                                                           ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value................................... $    815,127              --
Investments at Value (including $0, $174,537, $0 and $943,209 of securities on loan,
 respectively)............................................................................           --  $    9,184,267
Temporary Cash Investments at Value & Cost................................................        1,244          14,399
Collateral Received from Securities on Loan at Value & Cost...............................           --           1,467
Affiliated Collateral Received from Securities on Loan at Value & Cost....................           --       1,027,360
Foreign Currencies at Value...............................................................           --          48,278
Cash......................................................................................           --              16
Receivables:..............................................................................
  Investment Securities/Affiliated Investment Companies Sold..............................           --          19,111
  Dividends, Interest and Tax Reclaims....................................................           --          43,980
  Securities Lending Income...............................................................           --           2,006
  Fund Shares Sold........................................................................        1,666           3,746
Unrealized Gain on Foreign Currency Contracts.............................................           --             168
Prepaid Expenses and Other Assets.........................................................           24             122
                                                                                           ------------  --------------
   Total Assets...........................................................................      818,061      10,344,920
                                                                                           ------------  --------------
LIABILITIES:
Payables:.................................................................................
  Upon Return of Securities Loaned........................................................           --       1,028,827
  Investment Securities/Affiliated Investment Companies...................................
  Purchased...............................................................................          807          31,607
  Fund Shares Redeemed....................................................................          396           3,617
  Due to Advisor..........................................................................           17           4,863
Accrued Expenses and Other Liabilities....................................................           22             487
                                                                                           ------------  --------------
   Total Liabilities......................................................................        1,242       1,069,401
                                                                                           ------------  --------------
NET ASSETS................................................................................ $    816,819  $    9,275,519
                                                                                           ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Cass Shares -- based on net assets of $157,868; $1,110,224; $816,819 and
 $9,275,519 and shares outstanding of 7,806,496; 198,726,765; 91,994,628 and 489,608,697,
 respectively............................................................................. $       8.88  $        18.94
                                                                                           ============  ==============
NUMBER OF SHARES AUTHORIZED...............................................................  500,000,000   2,300,000,000
                                                                                           ============  ==============
Investments in Affiliated Investment Companies at Cost.................................... $    583,053  $           --
                                                                                           ------------  --------------
Investments at Cost....................................................................... $         --  $    8,217,071
                                                                                           ============  ==============
Foreign Currencies at Cost................................................................ $         --  $       46,927
                                                                                           ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    612,813  $    7,987,652
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....         (134)         49,219
Accumulated Net Realized Gain (Loss)......................................................      (27,934)        268,947
Net Unrealized Foreign Exchange Gain (Loss)...............................................           --           1,154
Net Unrealized Appreciation (Depreciation)................................................      232,074         968,547
                                                                                           ------------  --------------
NET ASSETS................................................................................ $    816,819  $    9,275,519
                                                                                           ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                                  International
                                                                                                     Vector       World ex
                                                                                                     Equity      U.S. Value
                                                                                                    Portfolio    Portfolio
                                                                                                  ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.......................................... $         --  $     43,108
Investments at Value (including $73,942, $0 and $0 of securities on loan, respectively)..........      477,436            --
Temporary Cash Investments at Value & Cost.......................................................        2,801           107
Collateral Received from Securities on Loan at Value & Cost......................................        1,971            --
Affiliated Collateral Received from Securities on Loan at Value & Cost...........................       79,087            --
Foreign Currencies at Value......................................................................        1,331            --
Cash.............................................................................................           15            16
Receivables:.....................................................................................
  Investment Securities/Affiliated Investment Companies Sold.....................................           97            --
  Dividends, Interest and Tax Reclaims...........................................................        2,096            --
  Securities Lending Income......................................................................          134            --
  Fund Shares Sold...............................................................................          480           199
Unrealized Gain on Foreign Currency Contracts....................................................            2            --
Prepaid Expenses and Other Assets................................................................           11            25
Deferred Offering Costs..........................................................................           --             7
                                                                                                  ------------  ------------
   Total Assets..................................................................................      565,461        43,462
                                                                                                  ------------  ------------
LIABILITIES:
Payables:........................................................................................
  Upon Return of Securities Loaned...............................................................       81,058            --
  Investment Securities/Affiliated Investment Companies Purchased................................        2,561            73
  Fund Shares Redeemed...........................................................................          129            --
  Due to Advisor.................................................................................          173             3
Accrued Expenses and Other Liabilities...........................................................           11             5
                                                                                                  ------------  ------------
   Total Liabilities.............................................................................       83,932            81
                                                                                                  ------------  ------------
NET ASSETS....................................................................................... $    481,529  $     43,381
                                                                                                  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $481,529; $43,381 and $2,574,363 and shares
 outstanding of 40,698,238; 3,406,642 and 79,539,745, respectively............................... $      11.83  $      12.73
                                                                                                  ============  ============
NUMBER OF SHARES AUTHORIZED......................................................................  500,000,000   100,000,000
                                                                                                  ============  ============
Investments in Affiliated Investment Companies at Cost........................................... $         --  $     35,669
                                                                                                  ------------  ------------
Investments at Cost.............................................................................. $    340,819  $         --
                                                                                                  ============  ============
Foreign Currencies at Cost....................................................................... $      1,300  $         --
                                                                                                  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................................. $    335,390  $     35,392
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...........        2,354           223
Accumulated Net Realized Gain (Loss).............................................................        7,088           335
Deferred Thailand Capital Gains Tax..............................................................           --            (7)
Net Unrealized Foreign Exchange Gain (Loss)......................................................           49            (1)
Net Unrealized Appreciation (Depreciation).......................................................      136,648         7,439
                                                                                                  ------------  ------------
NET ASSETS....................................................................................... $    481,529  $     43,381
                                                                                                  ============  ============

                                                                                                    Emerging
                                                                                                     Markets
                                                                                                    Portfolio
                                                                                                  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.......................................... $  2,575,286
Investments at Value (including $73,942, $0 and $0 of securities on loan, respectively)..........           --
Temporary Cash Investments at Value & Cost.......................................................           --
Collateral Received from Securities on Loan at Value & Cost......................................           --
Affiliated Collateral Received from Securities on Loan at Value & Cost...........................           --
Foreign Currencies at Value......................................................................           --
Cash.............................................................................................           --
Receivables:.....................................................................................
  Investment Securities/Affiliated Investment Companies Sold.....................................           --
  Dividends, Interest and Tax Reclaims...........................................................           --
  Securities Lending Income......................................................................           --
  Fund Shares Sold...............................................................................        2,146
Unrealized Gain on Foreign Currency Contracts....................................................           --
Prepaid Expenses and Other Assets................................................................           25
Deferred Offering Costs..........................................................................           --
                                                                                                  ------------
   Total Assets..................................................................................    2,577,457
                                                                                                  ------------
LIABILITIES:
Payables:........................................................................................
  Upon Return of Securities Loaned...............................................................           --
  Investment Securities/Affiliated Investment Companies Purchased................................        1,007
  Fund Shares Redeemed...........................................................................        1,139
  Due to Advisor.................................................................................          842
Accrued Expenses and Other Liabilities...........................................................          106
                                                                                                  ------------
   Total Liabilities.............................................................................        3,094
                                                                                                  ------------
NET ASSETS....................................................................................... $  2,574,363
                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $481,529; $43,381 and $2,574,363 and shares
 outstanding of 40,698,238; 3,406,642 and 79,539,745, respectively............................... $      32.37
                                                                                                  ============
NUMBER OF SHARES AUTHORIZED......................................................................  500,000,000
                                                                                                  ============
Investments in Affiliated Investment Companies at Cost........................................... $  1,178,839
                                                                                                  ------------
Investments at Cost.............................................................................. $         --
                                                                                                  ============
Foreign Currencies at Cost....................................................................... $         --
                                                                                                  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................................. $  1,047,522
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...........        7,859
Accumulated Net Realized Gain (Loss).............................................................      127,169
Deferred Thailand Capital Gains Tax..............................................................       (4,691)
Net Unrealized Foreign Exchange Gain (Loss)......................................................           57
Net Unrealized Appreciation (Depreciation).......................................................    1,396,447
                                                                                                  ------------
NET ASSETS....................................................................................... $  2,574,363
                                                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                                   Emerging       Emerging
                                                                                                    Markets        Markets
                                                                                                   Small Cap        Value
                                                                                                   Portfolio      Portfolio
                                                                                                 ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value......................................... $  2,135,949  $   15,403,054
Investments at Value (including $0, $0 and $442,358 of securities on loan, respectively)........           --              --
Temporary Cash Investments at Value & Cost......................................................           --              --
Collateral Received from Securities on Loan at Value & Cost.....................................           --              --
Affiliated Collateral Received from Securities on Loan at Value & Cost..........................           --              --
Foreign Currencies at Value.....................................................................           --              --
Cash............................................................................................           --              --
Receivables:
  Investment Securities/Affiliated Investment Companies Sold....................................           --              --
  Dividends, Interest and Tax Reclaims..........................................................           --              --
  Securities Lending Income.....................................................................           --              --
  Fund Shares Sold..............................................................................        1,733          20,913
Unrealized Gain on Foreign Currency Contracts...................................................           --              --
Prepaid Expenses and Other Assets...............................................................           36             130
                                                                                                 ------------  --------------
   Total Assets.................................................................................    2,137,718      15,424,097
                                                                                                 ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............................................................           --              --
  Investment Securities/Affiliated Investment Companies Purchased...............................          860          18,440
  Fund Shares Redeemed..........................................................................          873           2,473
  Due to Advisor................................................................................          786           4,997
Deferred Thailand Capital Gains Tax.............................................................           --              --
Accrued Expenses and Other Liabilities..........................................................           60             429
                                                                                                 ------------  --------------
   Total Liabilities............................................................................        2,579          26,339
                                                                                                 ------------  --------------
NET ASSETS                                                                                       $  2,135,139  $   15,397,758
                                                                                                 ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $45,012 and $0 and shares outstanding of 0;
 1,193,853 and 0, respectively..................................................................          N/A  $        37.70
                                                                                                 ============  ==============
NUMBER OF SHARES AUTHORIZED.....................................................................          N/A     100,000,000
                                                                                                 ============  ==============
Institutional Class Shares -- based on net assets of $2,135,139; $15,352,746 and $5,410,193 and
 shares outstanding of 85,966,761; 407,030,979 and 233,522,337, respectively                     $      24.84  $        37.72
                                                                                                 ============  ==============
NUMBER OF SHARES AUTHORIZED.....................................................................  500,000,000   1,500,000,000
                                                                                                 ============  ==============
Investments in Affiliated Investment Companies at Cost.......................................... $  1,438,989  $   11,251,655
                                                                                                 ------------  --------------
Investments at Cost............................................................................. $         --  $           --
                                                                                                 ============  ==============
Foreign Currencies at Cost...................................................................... $         --  $           --
                                                                                                 ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................................. $  1,362,549  $   11,064,980
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)                  5,803          27,637
Accumulated Net Realized Gain (Loss)............................................................       73,718         175,841
Deferred Thailand Capital Gains Tax.............................................................       (3,961)        (22,443)
Net Unrealized Foreign Exchange Gain (Loss).....................................................           70             344
Net Unrealized Appreciation (Depreciation)......................................................      696,960       4,151,399
                                                                                                 ------------  --------------
NET ASSETS                                                                                       $  2,135,139  $   15,397,758
                                                                                                 ============  ==============

                                                                                                    Emerging
                                                                                                     Markets
                                                                                                   Core Equity
                                                                                                    Portfolio
                                                                                                 --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.........................................             --
Investments at Value (including $0, $0 and $442,358 of securities on loan, respectively)........ $    5,384,388
Temporary Cash Investments at Value & Cost......................................................         17,934
Collateral Received from Securities on Loan at Value & Cost.....................................            658
Affiliated Collateral Received from Securities on Loan at Value & Cost..........................        469,495
Foreign Currencies at Value.....................................................................          3,794
Cash............................................................................................         11,206
Receivables:
  Investment Securities/Affiliated Investment Companies Sold....................................             87
  Dividends, Interest and Tax Reclaims..........................................................         13,348
  Securities Lending Income.....................................................................            524
  Fund Shares Sold..............................................................................          6,242
Unrealized Gain on Foreign Currency Contracts...................................................              7
Prepaid Expenses and Other Assets...............................................................             92
                                                                                                 --------------
   Total Assets.................................................................................      5,907,775
                                                                                                 --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............................................................        470,153
  Investment Securities/Affiliated Investment Companies Purchased...............................         14,326
  Fund Shares Redeemed..........................................................................          2,825
  Due to Advisor................................................................................          2,401
Deferred Thailand Capital Gains Tax.............................................................          7,576
Accrued Expenses and Other Liabilities..........................................................            301
                                                                                                 --------------
   Total Liabilities............................................................................        497,582
                                                                                                 --------------
NET ASSETS                                                                                       $    5,410,193
                                                                                                 ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $45,012 and $0 and shares outstanding of 0;
 1,193,853 and 0, respectively..................................................................            N/A
                                                                                                 ==============
NUMBER OF SHARES AUTHORIZED.....................................................................            N/A
                                                                                                 ==============
Institutional Class Shares -- based on net assets of $2,135,139; $15,352,746 and $5,410,193 and
 shares outstanding of 85,966,761; 407,030,979 and 233,522,337, respectively                     $        23.17
                                                                                                 ==============
NUMBER OF SHARES AUTHORIZED.....................................................................  1,000,000,000
                                                                                                 ==============
Investments in Affiliated Investment Companies at Cost.......................................... $           --
                                                                                                 --------------
Investments at Cost............................................................................. $    3,738,884
                                                                                                 ==============
Foreign Currencies at Cost...................................................................... $        3,758
                                                                                                 ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................................. $    3,809,933
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)                   16,003
Accumulated Net Realized Gain (Loss)............................................................        (53,903)
Deferred Thailand Capital Gains Tax.............................................................         (7,576)
Net Unrealized Foreign Exchange Gain (Loss).....................................................            196
Net Unrealized Appreciation (Depreciation)......................................................      1,645,540
                                                                                                 --------------
NET ASSETS                                                                                       $    5,410,193
                                                                                                 ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                         Enhanced     U.S.       U.S.      U.S.
                                                        U.S. Large Large Cap   Targeted  Small Cap
                                                         Company     Value       Value     Value
                                                        Portfolio  Portfolio*  Portfolio Portfolio
                                                        ---------- ----------  --------- ----------
Investment Income
 Dividends.............................................  $    53   $   62,551  $ 12,857  $   37,356
 Interest..............................................      874           11         8          15
 Income from Securities Lending........................       --        2,287     1,122       4,142
 Expenses Allocated from Affiliated Investment Company.       --       (4,245)       --          --
                                                         -------   ----------  --------  ----------
     Total Investment Income...........................      927       60,604    13,987      41,513
                                                         -------   ----------  --------  ----------
Expenses
 Investment Advisory Services Fees.....................       42           --     1,351       7,430
 Administrative Services Fees..........................      125        5,541     3,377      11,145
 Accounting & Transfer Agent Fees......................       19           50       152         398
 S&P 500(R) Fees.......................................        3           --        --          --
 Shareholder Servicing Fees --.........................
   Class R1 Shares.....................................       --           --        24          --
   Class R2 Shares.....................................       --           --        10          --
 Custodian Fees........................................        7           --        28          59
 Filing Fees...........................................       16           63        56          25
 Shareholders' Reports.................................        3           96        48          92
 Directors'/Trustees' Fees & Expenses..................        1           46        15          46
 Professional Fees.....................................        2           45        28          87
 Other.................................................        3           29        15          47
                                                         -------   ----------  --------  ----------
     Total Expenses....................................      221        5,870     5,104      19,329
                                                         -------   ----------  --------  ----------
 Net Investment Income (Loss)..........................      706       54,734     8,883      22,184
                                                         -------   ----------  --------  ----------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:..........................
   Investment Securities Sold..........................      176      222,001    94,913     203,550
   Futures.............................................   28,921       (9,927)        9          --
   Foreign Currency Transactions.......................     (791)          --        --          --
 Change in Unrealized Appreciation.....................
   (Depreciation) of:..................................
   Investment Securities...............................    2,424    1,166,305   468,304   1,430,498
   Futures.............................................   (4,985)          --        --          --
   Translation of Foreign Currency Denominated Amounts.   (1,179)          --        --          --
                                                         -------   ----------  --------  ----------
 Net Realized and Unrealized Gain (Loss)...............   24,566    1,378,379   563,226   1,634,048
                                                         -------   ----------  --------  ----------
Net Increase (Decrease) in Net Assets Resulting from
  Operations...........................................  $25,272   $1,433,113  $572,109  $1,656,232
                                                         =======   ==========  ========  ==========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                   U.S.      U.S.       U.S.      U.S.
                                                                   Core      Core      Vector     Small
                                                                 Equity 1  Equity 2    Equity      Cap
                                                                 Portfolio Portfolio  Portfolio Portfolio
                                                                 --------- ---------- --------- ---------
Investment Income
 Dividends...................................................... $ 26,563  $   42,188 $ 11,870  $ 21,210
 Interest.......................................................       11          13        5        13
 Income from Securities Lending.................................      699       1,655      665     3,630
                                                                 --------  ---------- --------  --------
     Total Investment Income....................................   27,273      43,856   12,540    24,853
                                                                 --------  ---------- --------  --------
Expenses
 Investment Advisory Services Fees..............................    2,846       5,635    2,717       602
 Administrative Services Fees...................................       --          --       --     6,421
 Accounting & Transfer Agent Fees...............................      183         302      104       218
 Custodian Fees.................................................       36          44       24        48
 Filing Fees....................................................       61          61       23        37
 Shareholders' Reports..........................................       22          48       22        45
 Directors'/Trustees' Fees & Expenses...........................       19          33       10        22
 Professional Fees..............................................       38          60       19        46
 Other..........................................................       18          32       12        24
                                                                 --------  ---------- --------  --------
     Total Expenses.............................................    3,223       6,215    2,931     7,463
                                                                 --------  ---------- --------  --------
 Net Investment Income (Loss)...................................   24,050      37,641    9,609    17,390
                                                                 --------  ---------- --------  --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:...................................
   Investment Securities Sold...................................   11,682      37,688   21,681   126,594
   Futures......................................................       --          --       --       930
 Change in Unrealized Appreciation (Depreciation) of:...........
   Investment Securities........................................  553,180     979,420  335,386   738,366
                                                                 --------  ---------- --------  --------
 Net Realized and Unrealized Gain (Loss)........................  564,862   1,017,108  357,067   865,890
                                                                 --------  ---------- --------  --------
Net Increase (Decrease) in Net Assets Resulting from Operations. $588,912  $1,054,749 $366,676  $883,280
                                                                 ========  ========== ========  ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                   U.S.        DFA
                                                                   Micro   Real Estate   Large Cap   International
                                                                    Cap    Securities  International  Core Equity
                                                                 Portfolio  Portfolio    Portfolio     Portfolio
                                                                 --------- ----------- ------------- -------------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $1, $0, $2,251 and
   $6,016, respectively)........................................ $ 19,182   $ 23,715     $ 26,697      $ 76,089
 Interest.......................................................        8          8            5            19
 Income from Securities Lending.................................    2,953        461        1,181         4,690
                                                                 --------   --------     --------      --------
     Total Investment Income....................................   22,143     24,184       27,883        80,798
                                                                 --------   --------     --------      --------
Expenses
 Investment Advisory Services Fees..............................    1,764      4,222        2,164         9,409
 Administrative Services Fees...................................    7,056         --           --            --
 Accounting & Transfer Agent Fees...............................      195        157          103           291
 Custodian Fees.................................................       34         14          150           522
 Filing Fees....................................................       19         32           15            58
 Shareholders' Reports..........................................       48         55           38            55
 Directors'/Trustees' Fees & Expenses...........................       22         18           11            31
 Professional Fees..............................................       43         32           24            61
 Other..........................................................       27         17           21            60
                                                                 --------   --------     --------      --------
     Total Expenses.............................................    9,208      4,547        2,526        10,487
                                                                 --------   --------     --------      --------
 Net Investment Income (Loss)...................................   12,935     19,637       25,357        70,311
                                                                 --------   --------     --------      --------
Realized and Unrealized Gain (Loss)
 Capital Gain Distributions Received from Investment Securities.       --      7,319           --            --
 Net Realized Gain (Loss) on:...................................
   Investment Securities Sold...................................  109,951    (16,475)      (1,912)       17,177
   Foreign Currency Transactions................................       --         --          231           143
 Change in Unrealized Appreciation (Depreciation) of:...........
   Investment Securities and Foreign Currency...................  623,901    412,942      198,433       696,997
   Translation of Foreign Currency Denominated Amounts..........       --         --           54           205
                                                                 --------   --------     --------      --------
 Net Realized and Unrealized Gain (Loss)........................  733,852    403,786      196,806       714,522
                                                                 --------   --------     --------      --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations.................................................... $746,787   $423,423     $222,163      $784,833
                                                                 ========   ========     ========      ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)


                                                                                        International  Japanese  Asia Pacific
                                                                                            Small       Small       Small
                                                                                           Company     Company     Company
                                                                                         Portfolio*   Portfolio*  Portfolio*
                                                                                        ------------- ---------- ------------
Investment Income
  Net Investment Income Received from Affiliated Investment Companies:.................
  Dividends (Net of Foreign Taxes Withheld of $5,774, $136, $63, and $0, respectively).  $   69,613    $ 1,805     $ 2,174
  Interest.............................................................................          18          1          --
  Income from Securities Lending.......................................................       7,048         99         187
  Expenses Allocated from Affiliated Investment Companies .............................      (4,242)       (92)       (116)
                                                                                         ----------    -------     -------
    Total Net Investment Income Received from Affiliated Investment Companies..........      72,437      1,813       2,245
                                                                                         ----------    -------     -------
Fund Investment Income
  Interest.............................................................................           9         --          --
                                                                                         ----------    -------     -------
    Total Fund Investment Income.......................................................           9         --          --
                                                                                         ----------    -------     -------
Fund Expenses
  Administrative Services Fees.........................................................      12,321        274         296
  Accounting & Transfer Agent Fees.....................................................          42          7           7
  Filing Fees..........................................................................          42          9          11
  Shareholders' Reports................................................................          72          1           2
  Directors'/Trustees' Fees & Expenses.................................................          35          1           1
  Professional Fees....................................................................          34          2           2
  Other................................................................................          20          2           3
                                                                                         ----------    -------     -------
    Total Expenses.....................................................................      12,566        296         322
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by
   Advisor (Note C)....................................................................          --         --          --
                                                                                         ----------    -------     -------
  Net Expenses.........................................................................      12,566        296         322
                                                                                         ----------    -------     -------
  Net Investment Income (Loss).........................................................      59,880      1,517       1,923
                                                                                         ----------    -------     -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:.........................................................
   Investment Securities Sold..........................................................     114,761     (4,303)      5,308
   Futures.............................................................................        (271)        --          --
   Foreign Currency Transactions.......................................................         551        (25)         34
  Change in Unrealized Appreciation (Depreciation) of:.................................
   Investment Securities and Foreign Currency..........................................     832,723     17,018      11,477
   Translation of Foreign Currency Denominated Amounts ................................         152        (10)          7
                                                                                         ----------    -------     -------
  Net Realized and Unrealized Gain (Loss)..............................................     947,916     12,680      16,826
                                                                                         ----------    -------     -------
Net Increase (Decrease) in Net Assets Resulting from Operations........................  $1,007,796    $14,197     $18,749
                                                                                         ==========    =======     =======

                                                                                          United
                                                                                         Kingdom
                                                                                          Small
                                                                                         Company
                                                                                        Portfolio*
                                                                                        ----------
Investment Income
  Net Investment Income Received from Affiliated Investment Companies:.................
  Dividends (Net of Foreign Taxes Withheld of $5,774, $136, $63, and $0, respectively).   $  508
  Interest.............................................................................       --
  Income from Securities Lending.......................................................        5
  Expenses Allocated from Affiliated Investment Companies .............................      (22)
                                                                                          ------
    Total Net Investment Income Received from Affiliated Investment Companies..........      491
                                                                                          ------
Fund Investment Income
  Interest.............................................................................       --
                                                                                          ------
    Total Fund Investment Income.......................................................       --
                                                                                          ------
Fund Expenses
  Administrative Services Fees.........................................................       71
  Accounting & Transfer Agent Fees.....................................................        7
  Filing Fees..........................................................................        8
  Shareholders' Reports................................................................        1
  Directors'/Trustees' Fees & Expenses.................................................       --
  Professional Fees....................................................................        1
  Other................................................................................        1
                                                                                          ------
    Total Expenses.....................................................................       89
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by
   Advisor (Note C)....................................................................       (6)
                                                                                          ------
  Net Expenses.........................................................................       83
                                                                                          ------
  Net Investment Income (Loss).........................................................      408
                                                                                          ------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:.........................................................
   Investment Securities Sold..........................................................      444
   Futures.............................................................................       --
   Foreign Currency Transactions.......................................................        6
  Change in Unrealized Appreciation (Depreciation) of:.................................
   Investment Securities and Foreign Currency..........................................    4,994
   Translation of Foreign Currency Denominated Amounts ................................        5
                                                                                          ------
  Net Realized and Unrealized Gain (Loss)..............................................    5,449
                                                                                          ------
Net Increase (Decrease) in Net Assets Resulting from Operations........................   $5,857
                                                                                          ======

---------
*Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                   DFA
                                                                                  Continental International DFA Global
                                                                                     Small     Real Estate  Real Estate
                                                                                    Company    Securities   Securities
                                                                                  Portfolio*    Portfolio    Portfolio
                                                                                  ----------- ------------- -----------
Investment Income................................................................
  Net Investment Income Received from Affiliated Investment Companies:...........
  Dividends (Net of Foreign Taxes Withheld of $194, $0, $0 and $0, respectively).   $ 1,239           --           --
  Income Distributions Received from Affiliated Investment Company...............        --           --      $36,425
  Interest.......................................................................         1           --           --
  Income from Securities Lending.................................................       231           --           --
  Expenses Allocated from Affiliated Investment Company..........................       (98)          --           --
                                                                                    -------     --------      -------
    Total Net Investment Income Received from Affiliated Investment Companies....     1,373           --       36,425
                                                                                    -------     --------      -------
Fund Investment Income...........................................................
  Dividends (Net of Foreign Taxes Withheld of $0, $1,913, $0 and $7,543,
   respectively).................................................................        --     $ 38,416           --
  Interest.......................................................................        --            4            1
  Income from Securities Lending.................................................        --          629           --
                                                                                    -------     --------      -------
    Total Fund Investment Income.................................................        --       39,049            1
                                                                                    -------     --------      -------
Fund Expenses....................................................................
  Investment Advisory Services Fees..............................................        --        1,692        1,215
  Administrative Services Fees...................................................       276           --           --
  Accounting & Transfer Agent Fees...............................................         7           63           10
  Custodian Fees.................................................................        --           91           --
  Filing Fees....................................................................         8           25           15
  Shareholders' Reports..........................................................         2           25            9
  Directors'/Trustees' Fees & Expenses...........................................         1            6            4
  Professional Fees..............................................................         2           14            6
  Other..........................................................................         2           87            6
                                                                                    -------     --------      -------
    Total Expenses...............................................................       298        2,003        1,265
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by
   Advisor (Note C)..............................................................        --           --       (1,117)
                                                                                    -------     --------      -------
  Net Expenses...................................................................       298        2,003          148
                                                                                    -------     --------      -------
  Net Investment Income (Loss)...................................................     1,075       37,046       36,278
                                                                                    -------     --------      -------
Realized and Unrealized Gain (Loss)..............................................
  Net Realized Gain (Loss) on:...................................................
   Investment Securities Sold....................................................     1,452      (66,439)      (4,507)
   Futures.......................................................................       (16)          --           --
   Foreign Currency Transactions.................................................        19           90           --
  Change in Unrealized Appreciation (Depreciation) of:...........................
   Investment Securities and Foreign Currency....................................    23,688      155,357       65,666
   Translation of Foreign Currency Denominated Amounts...........................         9          (15)          --
                                                                                    -------     --------      -------
  Net Realized and Unrealized Gain (Loss)........................................    25,152       88,993       61,159
                                                                                    -------     --------      -------
Net Increase (Decrease) in Net Assets Resulting from Operations..................   $26,227     $126,039      $97,437
                                                                                    =======     ========      =======

                                                                                       DFA
                                                                                  International
                                                                                    Small Cap
                                                                                      Value
                                                                                    Portfolio
                                                                                  -------------
Investment Income................................................................
  Net Investment Income Received from Affiliated Investment Companies:...........
  Dividends (Net of Foreign Taxes Withheld of $194, $0, $0 and $0, respectively).          --
  Income Distributions Received from Affiliated Investment Company...............          --
  Interest.......................................................................          --
  Income from Securities Lending.................................................          --
  Expenses Allocated from Affiliated Investment Company..........................          --
                                                                                   ----------
    Total Net Investment Income Received from Affiliated Investment Companies....          --
                                                                                   ----------
Fund Investment Income...........................................................
  Dividends (Net of Foreign Taxes Withheld of $0, $1,913, $0 and $7,543,
   respectively).................................................................  $   93,595
  Interest.......................................................................          17
  Income from Securities Lending.................................................       6,636
                                                                                   ----------
    Total Fund Investment Income.................................................     100,248
                                                                                   ----------
Fund Expenses....................................................................
  Investment Advisory Services Fees..............................................      27,431
  Administrative Services Fees...................................................          --
  Accounting & Transfer Agent Fees...............................................         452
  Custodian Fees.................................................................         957
  Filing Fees....................................................................          56
  Shareholders' Reports..........................................................         105
  Directors'/Trustees' Fees & Expenses...........................................          52
  Professional Fees..............................................................         105
  Other..........................................................................          97
                                                                                   ----------
    Total Expenses...............................................................      29,255
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by
   Advisor (Note C)..............................................................          --
                                                                                   ----------
  Net Expenses...................................................................      29,255
                                                                                   ----------
  Net Investment Income (Loss)...................................................      70,993
                                                                                   ----------
Realized and Unrealized Gain (Loss)..............................................
  Net Realized Gain (Loss) on:...................................................
   Investment Securities Sold....................................................     267,626
   Futures.......................................................................          --
   Foreign Currency Transactions.................................................       2,222
  Change in Unrealized Appreciation (Depreciation) of:...........................
   Investment Securities and Foreign Currency....................................   1,217,712
   Translation of Foreign Currency Denominated Amounts...........................         468
                                                                                   ----------
  Net Realized and Unrealized Gain (Loss)........................................   1,488,028
                                                                                   ----------
Net Increase (Decrease) in Net Assets Resulting from Operations..................  $1,559,021
                                                                                   ==========

--------
*Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                 International
                                                                                                    Vector       World ex
                                                                                                    Equity      U.S. Value
                                                                                                   Portfolio   Portfolio***
                                                                                                 ------------- ------------
Investment Income...............................................................................
  Net Investment Income Received from Affiliated Investment Companies:..........................
  Dividends (Net of Foreign Taxes Withheld of $0, $35 and $1,710, respectively).................         --       $  436
  Income Distributions Received from Affiliated Investment Companies............................         --           21
  Interest......................................................................................         --           --
  Income from Securities Lending................................................................         --           22
  Expenses Allocated from Affiliated Investment Companies.......................................         --          (35)
                                                                                                    -------       ------
    Total Investment Income.....................................................................         --          444
                                                                                                    -------       ------
Fund Investment Income..........................................................................
  Dividends (Net of Foreign Taxes Withheld of $404, $0 and $0, respectively)....................    $ 5,474           --
  Interest......................................................................................          2           --
  Income from Securities Lending................................................................        387           --
                                                                                                    -------       ------
    Total Fund Investment Income................................................................      5,863           --
                                                                                                    -------       ------
Fund Expenses...................................................................................
  Investment Advisory Services Fees.............................................................        942           85
  Administrative Services Fees..................................................................         --           --
  Accounting & Transfer Agent Fees..............................................................         34            6
  Custodian Fees................................................................................         92           --
  Filing Fees...................................................................................         14            7
  Shareholders' Reports.........................................................................          4            1
  Directors'/Trustees' Fees & Expenses..........................................................          2           --
  Audit Fees....................................................................................          2            3
  Legal Fees....................................................................................          3            4
  Organizational & Offering Costs...............................................................         --           10
  Other.........................................................................................          6           --
                                                                                                    -------       ------
    Total Expenses..............................................................................      1,099          116
                                                                                                    -------       ------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C).         --          (55)
                                                                                                    -------       ------
  Net Expenses..................................................................................      1,099           61
                                                                                                    -------       ------
  Net Investment Income (Loss)..................................................................      4,764          383
                                                                                                    -------       ------
Realized and Unrealized Gain (Loss).............................................................
  Capital Gain Distributions Received from Affiliated Investment Companies......................         --           48
  Net Realized Gain (Loss) on:..................................................................
   Investment Securities Sold...................................................................      7,432          286
   Foreign Currency Transactions**..............................................................         96            3
  Change in Unrealized Appreciation (Depreciation) of:..........................................
   Investment Securities and Foreign Currency...................................................     53,317        4,037
   Translation of Foreign Currency Denominated Amounts..........................................         18            2
  Change in Deferred Thailand Capital Gains Tax.................................................         --           (4)
                                                                                                    -------       ------
  Net Realized and Unrealized Gain (Loss).......................................................     60,863        4,372
                                                                                                    -------       ------
Net Increase (Decrease) in Net Assets Resulting from Operations.................................    $65,627       $4,755
                                                                                                    =======       ======

                                                                                                  Emerging
                                                                                                  Markets
                                                                                                 Portfolio*
                                                                                                 ----------
Investment Income...............................................................................
  Net Investment Income Received from Affiliated Investment Companies:..........................
  Dividends (Net of Foreign Taxes Withheld of $0, $35 and $1,710, respectively).................  $ 21,526
  Income Distributions Received from Affiliated Investment Companies............................        --
  Interest......................................................................................         7
  Income from Securities Lending................................................................     1,253
  Expenses Allocated from Affiliated Investment Companies.......................................    (2,287)
                                                                                                  --------
    Total Investment Income.....................................................................    20,499
                                                                                                  --------
Fund Investment Income..........................................................................
  Dividends (Net of Foreign Taxes Withheld of $404, $0 and $0, respectively)....................        --
  Interest......................................................................................        --
  Income from Securities Lending................................................................        --
                                                                                                  --------
    Total Fund Investment Income................................................................        --
                                                                                                  --------
Fund Expenses...................................................................................
  Investment Advisory Services Fees.............................................................        --
  Administrative Services Fees..................................................................     4,852
  Accounting & Transfer Agent Fees..............................................................        21
  Custodian Fees................................................................................        --
  Filing Fees...................................................................................        21
  Shareholders' Reports.........................................................................        47
  Directors'/Trustees' Fees & Expenses..........................................................        15
  Audit Fees....................................................................................         3
  Legal Fees....................................................................................        13
  Organizational & Offering Costs...............................................................        --
  Other.........................................................................................        10
                                                                                                  --------
    Total Expenses..............................................................................     4,982
                                                                                                  --------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C).        --
                                                                                                  --------
  Net Expenses..................................................................................     4,982
                                                                                                  --------
  Net Investment Income (Loss)..................................................................    15,517
                                                                                                  --------
Realized and Unrealized Gain (Loss).............................................................
  Capital Gain Distributions Received from Affiliated Investment Companies......................        --
  Net Realized Gain (Loss) on:..................................................................
   Investment Securities Sold...................................................................   126,905
   Foreign Currency Transactions**..............................................................       344
  Change in Unrealized Appreciation (Depreciation) of:..........................................
   Investment Securities and Foreign Currency...................................................   123,764
   Translation of Foreign Currency Denominated Amounts..........................................        (1)
  Change in Deferred Thailand Capital Gains Tax.................................................      (476)
                                                                                                  --------
  Net Realized and Unrealized Gain (Loss).......................................................   250,536
                                                                                                  --------
Net Increase (Decrease) in Net Assets Resulting from Operations.................................  $266,053
                                                                                                  ========

--------
 * Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).
** Net of foreign capital gain taxes withheld of $0, $0, and $199, respectively. ***Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment
   Companies).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                          Emerging   Emerging    Emerging
                                                                          Markets    Markets      Markets
                                                                         Small Cap    Value     Core Equity
                                                                         Portfolio* Portfolio*   Portfolio
                                                                         ---------- ----------  -----------
Investment Income.......................................................
 Dividends (Net of Foreign Taxes Withheld of $1,309, $8,028 and $3,619,
   respectively)........................................................  $ 16,061  $   93,343   $ 40,258
 Interest...............................................................         9          53         20
 Income from Securities Lending.........................................     1,709       4,293      2,323
 Expenses Allocated from Affiliated Investment Companies................    (2,803)    (11,971)        --
                                                                          --------  ----------   --------
     Total Investment Income............................................    14,976      85,718     42,601
                                                                          --------  ----------   --------
Expenses
 Investment Advisory Services Fees......................................        --          --     12,779
 Administrative Services Fees...........................................     4,304      26,473         --
 Accounting & Transfer Agent Fees.......................................        18          83        253
 Shareholder Servicing Fees -- Class R2 Shares..........................        --          51         --
 Custodian Fees.........................................................        --          --      1,681
 Filing Fees............................................................        30         183         80
 Shareholders' Reports..................................................        21          96         60
 Directors'/Trustees' Fees & Expenses...................................        11          69         24
 Professional Fees......................................................        10          62         64
 Other..................................................................         6          34         40
                                                                          --------  ----------   --------
     Total Expenses.....................................................     4,400      27,051     14,981
                                                                          --------  ----------   --------
 Net Investment Income (Loss)...........................................    10,576      58,667     27,620
                                                                          --------  ----------   --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:...........................................
   Investment Securities Sold...........................................    74,460     187,988      3,271
   Foreign Currency Transactions**......................................      (266)     (1,476)    (2,186)
 Change in Unrealized Appreciation (Depreciation) of:...................
   Investment Securities and Foreign Currency...........................    43,846   1,005,623    407,434
   Translation of Foreign Currency Denominated Amounts..................        67         223        139
 Change in Deferred Thailand Capital Gains Tax..........................      (428)     (6,364)    (1,611)
                                                                          --------  ----------   --------
 Net Realized and Unrealized Gain (Loss)................................   117,679   1,185,994    407,047
                                                                          --------  ----------   --------
Net Increase (Decrease) in Net Assets Resulting from Operations           $128,255  $1,244,661   $434,667
                                                                          ========  ==========   ========

--------
 * Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).
** Net of foreign capital gain taxes withheld of $163, $669 and $1,842, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                      Enhanced               U.S. Large
                                                                 U.S. Large Company           Cap Value
                                                                      Portfolio               Portfolio
                                                                --------------------  ------------------------
                                                                Six Months    Year    Six Months       Year
                                                                   Ended     Ended       Ended        Ended
                                                                 April 30,  Oct. 31,   April 30,     Oct. 31,
                                                                   2011       2010       2011          2010
                                                                ----------- --------  -----------  -----------
                                                                (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                   $    706   $  1,547  $    54,734  $   120,445
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                         176      1,013      222,001      498,315
   Futures                                                         28,921     15,127       (9,927)          --
   Foreign Currency Transactions                                     (791)       (51)          --           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities                                            2,424        143    1,166,305      533,400
   Futures                                                         (4,985)     8,702           --           --
   Translation of Foreign Currency Denominated Amounts             (1,179)      (171)          --           --
                                                                 --------   --------  -----------  -----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                    25,272     26,310    1,433,113    1,152,160
                                                                 --------   --------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares                                                     --         --           --           --
   Class R2 Shares                                                     --         --           --           --
   Institutional Class Shares                                        (270)    (1,589)     (59,199)    (116,599)
  Net Long-Term Gains:
   Class R1 Shares                                                     --         --           --           --
   Class R2 Shares                                                     --         --           --           --
   Institutional Class Shares                                          --         --           --           --
                                                                 --------   --------  -----------  -----------
    Total Distributions                                              (270)    (1,589)     (59,199)    (116,599)
                                                                 --------   --------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued                                                    11,775     15,684    1,005,771    1,304,022
  Shares Issued in Lieu of Cash Distributions                         259      1,525       55,585      108,979
  Shares Redeemed                                                 (21,776)   (49,431)  (1,223,772)  (1,391,178)
                                                                 --------   --------  -----------  -----------
    Net Increase (Decrease) from Capital Share Transactions        (9,742)   (32,222)    (162,416)      21,823
                                                                 --------   --------  -----------  -----------
    Total Increase (Decrease) in Net Assets                        15,260     (7,501)   1,211,498    1,057,384
Net Assets
  Beginning of Period                                             157,730    165,231    6,921,036    5,863,652
                                                                 --------   --------  -----------  -----------
  End of Period                                                  $172,990   $157,730  $ 8,132,534  $ 6,921,036
                                                                 ========   ========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued                                                     1,449      2,221       48,311       74,182
  Shares Issued in Lieu of Cash Distributions                          33        224        2,749        6,369
  Shares Redeemed                                                  (2,666)    (6,983)     (61,685)     (79,010)
  Shares Reduced by Reverse Stock Split (Note G)                       --         --           --           --
                                                                 --------   --------  -----------  -----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed                                                      (1,184)    (4,538)     (10,625)       1,541
                                                                 ========   ========  ===========  ===========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                                $    664   $    228  $    12,921  $    17,386

                                                                     U.S. Targeted
                                                                    Value Portfolio
                                                                ----------------------
                                                                Six Months     Year
                                                                   Ended      Ended
                                                                 April 30,   Oct. 31,
                                                                   2011        2010
                                                                ----------- ----------
                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                  $    8,883  $   13,743
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                       94,913      87,567
   Futures                                                               9        (256)
   Foreign Currency Transactions                                        --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities                                           468,304     298,035
   Futures                                                              --          --
   Translation of Foreign Currency Denominated Amounts                  --          --
                                                                ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                    572,109     399,089
                                                                ----------  ----------
Distributions From:
  Net Investment Income:
   Class R1 Shares                                                    (152)       (312)
   Class R2 Shares                                                     (20)        (29)
   Institutional Class Shares                                       (8,884)    (12,213)
  Net Long-Term Gains:
   Class R1 Shares                                                     (87)         --
   Class R2 Shares                                                     (14)         --
   Institutional Class Shares                                       (4,668)         --
                                                                ----------  ----------
    Total Distributions                                            (13,825)    (12,554)
                                                                ----------  ----------
Capital Share Transactions (1):
  Shares Issued                                                    553,051     911,104
  Shares Issued in Lieu of Cash Distributions                       13,036      11,528
  Shares Redeemed                                                 (364,047)   (521,662)
                                                                ----------  ----------
    Net Increase (Decrease) from Capital Share Transactions        202,040     400,970
                                                                ----------  ----------
    Total Increase (Decrease) in Net Assets                        760,324     787,505
Net Assets
  Beginning of Period                                            2,271,265   1,483,760
                                                                ----------  ----------
  End of Period                                                 $3,031,589  $2,271,265
                                                                ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued                                                     32,530      65,207
  Shares Issued in Lieu of Cash Distributions                          803         900
  Shares Redeemed                                                  (21,609)    (38,952)
  Shares Reduced by Reverse Stock Split (Note G)                        (9)     (1,473)
                                                                ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed                                                       11,715      25,682
                                                                ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                               $    2,124  $    2,297

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                    U.S. Small                U.S. Core
                                                                Cap Value Portfolio      Equity 1 Portfolio
                                                             -----------------------   ----------------------
                                                             Six Months      Year      Six Months     Year
                                                                Ended       Ended         Ended      Ended
                                                              April 30,    Oct. 31,     April 30,   Oct. 31,
                                                                2011         2010         2011        2010
                                                             ----------- -----------   ----------- ----------
                                                             (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss).............................. $   22,184  $    26,885   $   24,050  $   37,162
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................    203,550      464,145       11,682         848
   In-Kind Redemptions......................................         --       56,505*          --          --
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities....................................  1,430,498      929,717      553,180     406,078
                                                             ----------  -----------   ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................  1,656,232    1,477,252      588,912     444,088
                                                             ----------  -----------   ----------  ----------
Distributions From:.........................................
  Net Investment Income:....................................
   Institutional Class Shares...............................    (24,108)     (25,747)     (24,006)    (31,326)
                                                             ----------  -----------   ----------  ----------
    Total Distributions.....................................    (24,108)     (25,747)     (24,006)    (31,326)
                                                             ----------  -----------   ----------  ----------
Capital Share Transactions (1):.............................
  Shares Issued.............................................    635,054    1,005,684      559,157     935,366
  Shares Issued in Lieu of Cash Distributions...............     22,833       24,638       21,848      28,011
  Shares Redeemed...........................................   (880,791)  (1,596,209)*   (247,215)   (468,313)
                                                             ----------  -----------   ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................   (222,904)    (565,887)     333,790     495,064
                                                             ----------  -----------   ----------  ----------
    Total Increase (Decrease) in Net Assets.................  1,409,220      885,618      898,696     907,826
Net Assets
  Beginning of Period.......................................  6,555,277    5,669,659    2,897,409   1,989,583
                                                             ----------  -----------   ----------  ----------
  End of Period............................................. $7,964,497  $ 6,555,277   $3,796,105  $2,897,409
                                                             ==========  ===========   ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     24,264       48,187       49,654      97,948
  Shares Issued in Lieu of Cash Distributions...............        916        1,272        1,991       3,032
  Shares Redeemed...........................................    (33,970)     (78,455)     (22,083)    (49,368)
                                                             ----------  -----------   ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................     (8,790)     (28,996)      29,562      51,612
                                                             ==========  ===========   ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                            $    1,744  $     3,668   $    6,237  $    6,193

                                                                    U.S. Core
                                                               Equity 2 Portfolio
                                                             ----------------------
                                                             Six Months     Year
                                                                Ended      Ended
                                                              April 30,   Oct. 31,
                                                                2011        2010
                                                             ----------- ----------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss).............................. $   37,641  $   65,265
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................     37,688       9,966
   In-Kind Redemptions......................................         --          --
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities....................................    979,420     767,061
                                                             ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................  1,054,749     842,292
                                                             ----------  ----------
Distributions From:.........................................
  Net Investment Income:....................................
   Institutional Class Shares...............................    (39,987)    (53,941)
                                                             ----------  ----------
    Total Distributions.....................................    (39,987)    (53,941)
                                                             ----------  ----------
Capital Share Transactions (1):.............................
  Shares Issued.............................................    710,112   1,032,528
  Shares Issued in Lieu of Cash Distributions...............     39,067      52,914
  Shares Redeemed...........................................   (596,688)   (687,751)
                                                             ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................    152,491     397,691
                                                             ----------  ----------
    Total Increase (Decrease) in Net Assets.................  1,167,253   1,186,042
Net Assets
  Beginning of Period.......................................  4,990,367   3,804,325
                                                             ----------  ----------
  End of Period............................................. $6,157,620  $4,990,367
                                                             ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     63,138     110,280
  Shares Issued in Lieu of Cash Distributions...............      3,583       5,795
  Shares Redeemed...........................................    (53,050)    (73,302)
                                                             ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................     13,671      42,773
                                                             ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                            $    9,634  $   11,980

--------
*See Note M in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                   U.S. Vector             U.S. Small
                                                                Equity Portfolio          Cap Portfolio
                                                             ----------------------  ----------------------
                                                             Six Months     Year     Six Months     Year
                                                                Ended      Ended        Ended      Ended
                                                              April 30,   Oct. 31,    April 30,   Oct. 31,
                                                                2011        2010        2011        2010
                                                             ----------- ----------  ----------- ----------
                                                             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                               $    9,609  $   15,896  $   17,390  $   22,549
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                    21,681      11,302     126,594     186,403
   Futures                                                           --          --         930          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities                                        335,386     260,530     738,366     519,280
                                                             ----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                 366,676     287,728     883,280     728,232
                                                             ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                   (10,167)    (14,799)    (18,329)    (21,528)
                                                             ----------  ----------  ----------  ----------
    Total Distributions                                         (10,167)    (14,799)    (18,329)    (21,528)
                                                             ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued                                                 275,465     375,571     698,089     754,050
  Shares Issued in Lieu of Cash Distributions                    10,001      14,588      16,860      20,104
  Shares Redeemed                                              (190,179)   (282,779)   (441,502)   (611,402)
                                                             ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions                                                95,287     107,380     273,447     162,752
                                                             ----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net Assets                     451,796     380,309   1,138,398     869,456
Net Assets
  Beginning of Period                                         1,558,423   1,178,114   3,391,457   2,522,001
                                                             ----------  ----------  ----------  ----------
  End of Period                                              $2,010,219  $1,558,423  $4,529,855  $3,391,457
                                                             ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued                                                  24,855      41,113      32,093      42,652
  Shares Issued in Lieu of Cash Distributions                       928       1,659         795       1,220
  Shares Redeemed                                               (17,053)    (30,825)    (20,249)    (35,288)
                                                             ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed                                                     8,730      11,947      12,639       8,584
                                                             ==========  ==========  ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                            $    2,410  $    2,968  $    3,718  $    4,657

                                                                   U.S. Micro
                                                                  Cap Portfolio
                                                             ----------------------
                                                             Six Months     Year
                                                                Ended      Ended
                                                              April 30,   Oct. 31,
                                                                2011        2010
                                                             ----------- ----------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                               $   12,935  $   17,911
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                   109,951     246,080
   Futures                                                           --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities                                        623,901     507,946
                                                             ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                 746,787     771,937
                                                             ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                   (13,527)    (17,526)
                                                             ----------  ----------
    Total Distributions                                         (13,527)    (17,526)
                                                             ----------  ----------
Capital Share Transactions (1):
  Shares Issued                                                 278,787     291,712
  Shares Issued in Lieu of Cash Distributions                    12,942      16,858
  Shares Redeemed                                              (416,730)   (703,060)
                                                             ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions                                              (125,001)   (394,490)
                                                             ----------  ----------
    Total Increase (Decrease) in Net Assets                     608,259     359,921
Net Assets
  Beginning of Period                                         3,178,286   2,818,365
                                                             ----------  ----------
  End of Period                                              $3,786,545  $3,178,286
                                                             ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued                                                  19,794      26,534
  Shares Issued in Lieu of Cash Distributions                       951       1,594
  Shares Redeemed                                               (29,867)    (63,240)
                                                             ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed                                                    (9,122)    (35,112)
                                                             ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                            $    2,635  $    3,227

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                 DFA Real Estate            Large Cap
                                                                   Securities             International
                                                                    Portfolio               Portfolio
                                                             ----------------------  ----------------------
                                                             Six Months     Year     Six Months     Year
                                                                Ended      Ended        Ended      Ended
                                                              April 30,   Oct. 31,    April 30,   Oct. 31,
                                                                2011        2010        2011        2010
                                                             ----------- ----------  ----------- ----------
                                                             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                               $   19,637  $   75,701  $   25,357  $   38,398
  Capital Gain Distributions Received from Investment
   Securities                                                     7,319       3,056          --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                   (16,475)    (57,195)     (1,912)    (16,990)
   Foreign Currency Transactions                                     --          --         231         383
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                   412,942     825,263     198,433     134,897
   Translation of Foreign Currency Denominated Amounts               --          --          54         134
                                                             ----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                 423,423     846,825     222,163     156,822
                                                             ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                   (28,337)    (70,908)    (17,212)    (40,390)
                                                             ----------  ----------  ----------  ----------
    Total Distributions                                         (28,337)    (70,908)    (17,212)    (40,390)
                                                             ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued                                                 349,648     469,431     217,296     380,265
  Shares Issued in Lieu of Cash Distributions                    27,455      68,782      16,602      39,047
  Shares Redeemed                                              (305,334)   (643,137)   (131,758)   (283,409)
                                                             ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions                                                71,769    (104,924)    102,140     135,903
                                                             ----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net Assets                     466,855     670,993     307,091     252,335
Net Assets
  Beginning of Period                                         2,689,552   2,018,559   1,616,686   1,364,351
                                                             ----------  ----------  ----------  ----------
  End of Period                                              $3,156,407  $2,689,552  $1,923,777  $1,616,686
                                                             ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued                                                  15,858      25,336      10,687      20,917
  Shares Issued in Lieu of Cash Distributions                     1,317       3,862         838       2,285
  Shares Redeemed                                               (13,976)    (34,560)     (6,508)    (15,664)
                                                             ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed                                                     3,199      (5,362)      5,017       7,538
                                                             ==========  ==========  ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                            $    4,294  $   12,994  $   12,129  $    3,984

                                                                  International
                                                                   Core Equity
                                                                    Portfolio
                                                             ----------------------
                                                             Six Months     Year
                                                                Ended      Ended
                                                              April 30,   Oct. 31,
                                                                2011        2010
                                                             ----------- ----------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                               $   70,311  $   96,219
  Capital Gain Distributions Received from Investment
   Securities                                                        --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                    17,177      19,341
   Foreign Currency Transactions                                    143         299
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                   696,997     410,019
   Translation of Foreign Currency Denominated Amounts              205         333
                                                             ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                 784,833     526,211
                                                             ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                   (50,759)    (83,173)
                                                             ----------  ----------
    Total Distributions                                         (50,759)    (83,173)
                                                             ----------  ----------
Capital Share Transactions (1):
  Shares Issued                                                 742,455   1,275,823
  Shares Issued in Lieu of Cash Distributions                    48,718      79,558
  Shares Redeemed                                              (328,518)   (631,272)
                                                             ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions                                               462,655     724,109
                                                             ----------  ----------
    Total Increase (Decrease) in Net Assets                   1,196,729   1,167,147
Net Assets
  Beginning of Period                                         4,866,989   3,699,842
                                                             ----------  ----------
  End of Period                                              $6,063,718  $4,866,989
                                                             ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued                                                  64,861     128,031
  Shares Issued in Lieu of Cash Distributions                     4,363       8,624
  Shares Redeemed                                               (28,801)    (63,215)
                                                             ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed                                                    40,423      73,440
                                                             ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                            $   35,717  $   16,165

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                     International            Japanese
                                                                     Small Company          Small Company
                                                                       Portfolio              Portfolio
                                                                ----------------------  --------------------
                                                                Six Months     Year     Six Months    Year
                                                                   Ended      Ended        Ended     Ended
                                                                 April 30,   Oct. 31,    April 30,  Oct. 31,
                                                                   2011        2010        2011       2010
                                                                ----------- ----------  ----------- --------
                                                                (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                  $   59,880  $   90,630   $  1,517   $  1,730
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                      114,761     157,743     (4,303)   (12,297)
   Futures                                                            (271)         --         --         --
   Foreign Currency Transactions                                       551       1,622        (25)        76
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                      832,723     551,254     17,018     10,741
   Translation of Foreign Currency Denominated Amounts                 152         210        (10)        31
                                                                ----------  ----------   --------   --------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                  1,007,796     801,459     14,197        281
                                                                ----------  ----------   --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                      (78,027)    (84,604)      (798)    (1,845)
                                                                ----------  ----------   --------   --------
    Total Distributions                                            (78,027)    (84,604)      (798)    (1,845)
                                                                ----------  ----------   --------   --------
Capital Share Transactions (1):
  Shares Issued                                                    851,082   1,099,327     54,332     11,290
  Shares Issued in Lieu of Cash Distributions                       74,050      80,737        688      1,609
  Shares Redeemed                                                 (360,960)   (655,189)   (14,322)   (10,460)
                                                                ----------  ----------   --------   --------
    Net Increase (Decrease) from Capital Share Transactions        564,172     524,875     40,698      2,439
                                                                ----------  ----------   --------   --------
    Total Increase (Decrease) in Net Assets                      1,493,941   1,241,730     54,097        875
Net Assets
  Beginning of Period                                            5,511,594   4,269,864    114,933    114,058
                                                                ----------  ----------   --------   --------
  End of Period                                                 $7,005,535  $5,511,594   $169,030   $114,933
                                                                ==========  ==========   ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued                                                     49,024      75,592      3,496        793
  Shares Issued in Lieu of Cash Distributions                        4,478       5,955         46        116
  Shares Redeemed                                                  (21,119)    (45,123)      (911)      (742)
                                                                ----------  ----------   --------   --------
    Net Increase (Decrease) from Shares Issued and Redeemed         32,383      36,424      2,631        167
                                                                ==========  ==========   ========   ========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)                                      $   13,826  $   31,973   $  1,350   $    631

                                                                    Asia Pacific
                                                                    Small Company
                                                                      Portfolio
                                                                --------------------
                                                                Six Months    Year
                                                                   Ended     Ended
                                                                 April 30,  Oct. 31,
                                                                   2011       2010
                                                                ----------- --------
                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                   $  1,923   $  3,468
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                       5,308      5,129
   Futures                                                             --         --
   Foreign Currency Transactions                                       34         (4)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                      11,477     19,235
   Translation of Foreign Currency Denominated Amounts                  7        (12)
                                                                 --------   --------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                    18,749     27,816
                                                                 --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                      (4,932)    (3,162)
                                                                 --------   --------
    Total Distributions                                            (4,932)    (3,162)
                                                                 --------   --------
Capital Share Transactions (1):
  Shares Issued                                                    35,594     28,331
  Shares Issued in Lieu of Cash Distributions                       4,505      2,788
  Shares Redeemed                                                 (15,825)   (26,115)
                                                                 --------   --------
    Net Increase (Decrease) from Capital Share Transactions        24,274      5,004
                                                                 --------   --------
    Total Increase (Decrease) in Net Assets                        38,091     29,658
Net Assets
  Beginning of Period                                             131,511    101,853
                                                                 --------   --------
  End of Period                                                  $169,602   $131,511
                                                                 ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued                                                     1,340      1,254
  Shares Issued in Lieu of Cash Distributions                         177        135
  Shares Redeemed                                                    (598)    (1,206)
                                                                 --------   --------
    Net Increase (Decrease) from Shares Issued and Redeemed           919        183
                                                                 ========   ========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)                                       $ (2,357)  $    652

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                    United Kingdom         Continental
                                                                    Small Company         Small Company
                                                                      Portfolio             Portfolio
                                                                 -------------------  --------------------
                                                                 Six Months    Year   Six Months    Year
                                                                    Ended     Ended      Ended     Ended
                                                                  April 30,  Oct. 31,  April 30,  Oct. 31,
                                                                    2011       2010      2011       2010
                                                                 ----------- -------- ----------- --------
                                                                 (Unaudited)          (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                     $   408   $   693   $  1,075   $  1,996
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                          444        86      1,452     (5,002)
   Futures                                                              --        --        (16)        --
   Foreign Currency Transactions                                         6         3         19         51
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                        4,994     6,121     23,688     19,653
   Translation of Foreign Currency Denominated Amounts                   5        (1)         9          1
                                                                   -------   -------   --------   --------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                      5,857     6,902     26,227     16,699
                                                                   -------   -------   --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                         (404)     (694)      (711)    (1,863)
                                                                   -------   -------   --------   --------
    Total Distributions                                               (404)     (694)      (711)    (1,863)
                                                                   -------   -------   --------   --------
Capital Share Transactions (1):
  Shares Issued                                                      1,516     2,343      9,801     15,385
  Shares Issued in Lieu of Cash Distributions                          308       537        577      1,577
  Shares Redeemed                                                   (1,621)   (3,200)    (6,132)   (14,618)
                                                                   -------   -------   --------   --------
    Net Increase (Decrease) from Capital Share Transactions            203      (320)     4,246      2,344
                                                                   -------   -------   --------   --------
    Total Increase (Decrease) in Net Assets                          5,656     5,888     29,762     17,180
Net Assets
  Beginning of Period                                               33,751    27,863    128,106    110,926
                                                                   -------   -------   --------   --------
  End of Period                                                    $39,407   $33,751   $157,868   $128,106
                                                                   =======   =======   ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued                                                         60       115        550      1,040
  Shares Issued in Lieu of Cash Distributions                           13        27         34        118
  Shares Redeemed                                                      (64)     (155)      (343)      (978)
                                                                   -------   -------   --------   --------
    Net Increase (Decrease) from Shares Issued and Redeemed              9       (13)       241        180
                                                                   =======   =======   ========   ========
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)                                            $   207   $   203   $    961   $    597

                                                                   DFA International
                                                                 Real Estate Securities
                                                                       Portfolio
                                                                 ---------------------
                                                                 Six Months     Year
                                                                    Ended      Ended
                                                                  April 30,   Oct. 31,
                                                                    2011        2010
                                                                 ----------- ---------
                                                                 (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                   $   37,046  $  51,453
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                       (66,439)   (52,532)
   Futures                                                               --         --
   Foreign Currency Transactions                                         90        253
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                       155,357    149,959
   Translation of Foreign Currency Denominated Amounts                  (15)        (8)
                                                                 ----------  ---------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                     126,039    149,125
                                                                 ----------  ---------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                      (107,338)   (78,863)
                                                                 ----------  ---------
    Total Distributions                                            (107,338)   (78,863)
                                                                 ----------  ---------
Capital Share Transactions (1):
  Shares Issued                                                     163,873    236,837
  Shares Issued in Lieu of Cash Distributions                       106,188     78,275
  Shares Redeemed                                                  (137,092)  (169,149)
                                                                 ----------  ---------
    Net Increase (Decrease) from Capital Share Transactions         132,969    145,963
                                                                 ----------  ---------
    Total Increase (Decrease) in Net Assets                         151,670    216,225
Net Assets
  Beginning of Period                                               958,554    742,329
                                                                 ----------  ---------
  End of Period                                                  $1,110,224  $ 958,554
                                                                 ==========  =========
(1) Shares Issued and Redeemed:
  Shares Issued                                                      31,839     48,350
  Shares Issued in Lieu of Cash Distributions                        21,940     16,761
  Shares Redeemed                                                   (26,685)   (35,159)
                                                                 ----------  ---------
    Net Increase (Decrease) from Shares Issued and Redeemed          27,094     29,952
                                                                 ==========  =========
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)                                          $  (72,834) $  (2,542)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                   DFA Global          DFA International
                                                             Real Estate Securities     Small Cap Value
                                                                   Portfolio               Portfolio
                                                             ---------------------  -----------------------
                                                             Six Months     Year    Six Months      Year
                                                                Ended      Ended       Ended       Ended
                                                              April 30,   Oct. 31,   April 30,    Oct. 31,
                                                                2011        2010       2011         2010
                                                             ----------- ---------  ----------- -----------
                                                             (Unaudited)            (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss)..............................  $  36,278  $  31,064  $   70,993  $   111,256
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................     (4,507)   (16,221)    267,626      198,099
   Foreign Currency Transactions............................         --         --       2,222        2,837
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities and Foreign Currency...............     65,666    134,183   1,217,712      395,701
   Translation of Foreign Currency Denominated Amounts......         --         --         468          688
                                                              ---------  ---------  ----------  -----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................     97,437    149,026   1,559,021      708,581
                                                              ---------  ---------  ----------  -----------
Distributions From:.........................................
  Net Investment Income:....................................
   Institutional Class Shares...............................    (41,423)   (30,870)    (59,714)    (101,689)
  Net Long-Term Gains:......................................
   Institutional Class Shares...............................         --         --    (138,537)          --
                                                              ---------  ---------  ----------  -----------
    Total Distributions.....................................    (41,423)   (30,870)   (198,251)    (101,689)
                                                              ---------  ---------  ----------  -----------
Capital Share Transactions (1):.............................
  Shares Issued.............................................    188,648    291,090     701,180    1,457,097
  Shares Issued in Lieu of Cash Distributions...............     40,672     30,424     187,635       94,455
  Shares Redeemed...........................................   (163,976)  (176,711)   (629,384)  (1,363,083)
                                                              ---------  ---------  ----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................     65,344    144,803     259,431      188,469
                                                              ---------  ---------  ----------  -----------
    Total Increase (Decrease) in Net Assets.................    121,358    262,959   1,620,201      795,361
Net Assets
  Beginning of Period.......................................    695,461    432,502   7,655,318    6,859,957
                                                              ---------  ---------  ----------  -----------
  End of Period.............................................  $ 816,819  $ 695,461  $9,275,519  $ 7,655,318
                                                              =========  =========  ==========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     23,132     40,187      40,684       96,841
  Shares Issued in Lieu of Cash Distributions...............      5,345      4,617      11,427        6,841
  Shares Redeemed...........................................    (20,440)   (24,880)    (36,343)     (89,769)
                                                              ---------  ---------  ----------  -----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................      8,037     19,924      15,768       13,913
                                                              =========  =========  ==========  ===========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                             $    (134) $   5,011  $   49,219  $    37,940

                                                                 International
                                                                 Vector Equity
                                                                   Portfolio
                                                             --------------------
                                                             Six Months    Year
                                                                Ended     Ended
                                                              April 30,  Oct. 31,
                                                                2011       2010
                                                             ----------- --------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss)..............................  $  4,764   $  5,813
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................     7,432      5,866
   Foreign Currency Transactions............................        96         77
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities and Foreign Currency...............    53,317     28,748
   Translation of Foreign Currency Denominated Amounts......        18         27
                                                              --------   --------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    65,627     40,531
                                                              --------   --------
Distributions From:.........................................
  Net Investment Income:....................................
   Institutional Class Shares...............................    (3,496)    (5,380)
  Net Long-Term Gains:......................................
   Institutional Class Shares...............................    (2,419)        --
                                                              --------   --------
    Total Distributions.....................................    (5,915)    (5,380)
                                                              --------   --------
Capital Share Transactions (1):.............................
  Shares Issued.............................................    80,294    109,333
  Shares Issued in Lieu of Cash Distributions...............     5,629      5,137
  Shares Redeemed...........................................   (27,229)   (49,042)
                                                              --------   --------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................    58,694     65,428
                                                              --------   --------
    Total Increase (Decrease) in Net Assets.................   118,406    100,579
Net Assets
  Beginning of Period.......................................   363,123    262,544
                                                              --------   --------
  End of Period.............................................  $481,529   $363,123
                                                              ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     7,316     11,526
  Shares Issued in Lieu of Cash Distributions...............       534        590
  Shares Redeemed...........................................    (2,481)    (5,261)
                                                              --------   --------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................     5,369      6,855
                                                              ========   ========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                             $  2,354   $  1,086

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                                              World ex U.S.           Emerging Markets
                                                             Value Portfolio              Portfolio
                                                        -------------------------  ----------------------
                                                                    For the Period
                                                        Six Months     Aug. 23,    Six Months     Year
                                                           Ended      2010(a) to      Ended      Ended
                                                         April 30,     Oct. 31,     April 30,   Oct. 31,
                                                           2011          2010         2011        2010
                                                        ----------- -------------- ----------- ----------
                                                        (Unaudited)                (Unaudited)
Increase (Decrease) in Net Assets
Operations:............................................
  Net Investment Income (Loss).........................   $   383      $    40     $   15,517  $   37,045
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................        48           --             --          --
  Net Realized Gain (Loss) on:.........................
   Investment Securities Sold..........................       286          212        126,905     148,805
   Foreign Currency Transactions*......................         3            2            344         506
  Change in Unrealized Appreciation (Depreciation) of:.
   Investment Securities and Foreign Currency..........     4,037        3,256        123,764     317,270
   Translation of Foreign Currency Denominated
    Amounts............................................         2           (3)            (1)         (6)
  Change in Deferred Thailand Capital Gains Tax........        (4)          (3)          (476)     (2,143)
                                                          -------      -------     ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting
     from Operations...................................     4,755        3,504        266,053     501,477
                                                          -------      -------     ----------  ----------
Distributions From:....................................
  Net Investment Income:...............................
   Institutional Class Shares..........................      (206)          --        (10,928)    (34,414)
  Net Short-Term Gains:................................
   Institutional Class Shares..........................       (19)          --            (77)     (2,485)
  Net Long-Term Gains:.................................
   Institutional Class Shares..........................      (195)          --       (136,141)    (29,814)
                                                          -------      -------     ----------  ----------
    Total Distributions................................      (420)          --       (147,146)    (66,713)
                                                          -------      -------     ----------  ----------
Capital Share Transactions (1):........................
  Shares Issued........................................     9,508       28,812        296,651     464,965
  Shares Issued in Lieu of Cash Distributions..........       420           --        134,996      60,045
  Shares Redeemed......................................      (498)      (2,700)      (348,689)   (553,564)
                                                          -------      -------     ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions......................................     9,430       26,112         82,958     (28,554)
                                                          -------      -------     ----------  ----------
    Total Increase (Decrease) in Net Assets............    13,765       29,616        201,865     406,210
Net Assets
  Beginning of Period..................................    29,616           --      2,372,498   1,966,288
                                                          -------      -------     ----------  ----------
  End of Period........................................   $43,381      $29,616     $2,574,363  $2,372,498
                                                          =======      =======     ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued........................................       804        2,860          9,668      16,688
  Shares Issued in Lieu of Cash Distributions..........        37           --          4,568       2,260
  Shares Redeemed......................................       (42)        (252)       (11,486)    (20,100)
                                                          -------      -------     ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed..........................................       799        2,608          2,750      (1,152)
                                                          =======      =======     ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                         $   223      $    46     $    7,859  $    3,270

                                                           Emerging Markets
                                                               Small Cap
                                                               Portfolio
                                                        ----------------------

                                                        Six Months     Year
                                                           Ended      Ended
                                                         April 30,   Oct. 31,
                                                           2011        2010
                                                        ----------- ----------
                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:............................................
  Net Investment Income (Loss)......................... $   10,576  $   23,479
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................         --          --
  Net Realized Gain (Loss) on:.........................
   Investment Securities Sold..........................     74,460      97,897
   Foreign Currency Transactions*......................       (266)         76
  Change in Unrealized Appreciation (Depreciation) of:.
   Investment Securities and Foreign Currency..........     43,846     373,644
   Translation of Foreign Currency Denominated
    Amounts............................................         67         (72)
  Change in Deferred Thailand Capital Gains Tax........       (428)     (2,963)
                                                        ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting
     from Operations...................................    128,255     492,061
                                                        ----------  ----------
Distributions From:....................................
  Net Investment Income:...............................
   Institutional Class Shares..........................     (7,986)    (22,294)
  Net Short-Term Gains:................................
   Institutional Class Shares..........................         --          --
  Net Long-Term Gains:.................................
   Institutional Class Shares..........................    (58,359)         --
                                                        ----------  ----------
    Total Distributions................................    (66,345)    (22,294)
                                                        ----------  ----------
Capital Share Transactions (1):........................
  Shares Issued........................................    295,802     468,984
  Shares Issued in Lieu of Cash Distributions..........     53,551      18,296
  Shares Redeemed......................................   (109,162)   (257,967)
                                                        ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    240,191     229,313
                                                        ----------  ----------
    Total Increase (Decrease) in Net Assets............    302,101     699,080
Net Assets
  Beginning of Period..................................  1,833,038   1,133,958
                                                        ----------  ----------
  End of Period........................................ $2,135,139  $1,833,038
                                                        ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued........................................     12,716      22,700
  Shares Issued in Lieu of Cash Distributions..........      2,310         933
  Shares Redeemed......................................     (4,623)    (13,059)
                                                        ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed..........................................     10,403      10,574
                                                        ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                       $    5,803  $    3,213

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
*Net of foreign capital gain taxes withheld of $0, $0, $199, $0, $163 and $179, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                                                                    Emerging Markets
                                                                                     Value Portfolio
                                                                                ------------------------
                                                                                Six Months       Year
                                                                                   Ended        Ended
                                                                                 April 30,     Oct. 31,
                                                                                   2011          2010
                                                                                -----------  -----------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets..............................................
Operations:....................................................................
  Net Investment Income (Loss)................................................. $    58,667  $   125,933
  Net Realized Gain (Loss) on:.................................................
   Investment Securities Sold..................................................     187,988      577,480
   Foreign Currency Transactions*..............................................      (1,476)      (3,090)
  Change in Unrealized Appreciation (Depreciation) of:.........................
   Investment Securities and Foreign Currency..................................   1,005,623    1,724,116
   Translation of Foreign Currency Denominated Amounts.........................         223            2
  Change in Deferred Thailand Capital Gains Tax................................      (6,364)      (9,879)
                                                                                -----------  -----------

    Net Increase (Decrease) in Net Assets Resulting from Operations............   1,244,661    2,414,562
                                                                                -----------  -----------

Distributions From:............................................................
  Net Investment Income:.......................................................
   Class R2 Shares.............................................................        (113)      (5,375)
   Institutional Class Shares..................................................     (43,731)    (109,197)
  Net Short-Term Gains:........................................................
   Class R2 Shares.............................................................        (224)        (513)
   Institutional Class Shares..................................................     (67,767)     (65,356)
  Net Long-Term Gains:.........................................................
   Class R2 Shares.............................................................      (1,580)        (909)
   Institutional Class Shares..................................................    (477,706)    (115,729)
                                                                                -----------  -----------

    Total Distributions........................................................    (591,121)    (297,079)
                                                                                -----------  -----------

Capital Share Transactions (1):................................................
  Shares Issued................................................................   3,477,054    3,348,220
  Shares Issued in Lieu of Cash Distributions..................................     547,866      272,770
  Shares Redeemed..............................................................    (863,240)  (1,562,283)
                                                                                -----------  -----------

    Net Increase (Decrease) from Capital Share Transactions....................   3,161,680    2,058,707
                                                                                -----------  -----------

    Total Increase (Decrease) in Net Assets....................................   3,815,220    4,176,190
Net Assets.....................................................................
  Beginning of Period..........................................................  11,582,538    7,406,348
                                                                                -----------  -----------
  End of Period................................................................ $15,397,758  $11,582,538
                                                                                ===========  ===========

(1) Shares Issued and Redeemed:................................................
  Shares Issued................................................................      97,725      121,548
  Shares Issued in Lieu of Cash Distributions..................................      15,834       12,712
  Shares Redeemed..............................................................     (24,474)     (53,662)
  Shares Reduced by Conversion of Shares (Note G)..............................     (19,608)          --
                                                                                -----------  -----------

    Net Increase (Decrease) from Shares Issued and Redeemed....................      69,477       80,598
                                                                                ===========  ===========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)                                                                        $    27,637  $    12,814

                                                                                   Emerging Markets
                                                                                      Core Equity
                                                                                       Portfolio
                                                                                ----------------------
                                                                                Six Months     Year
                                                                                   Ended      Ended
                                                                                 April 30,   Oct. 31,
                                                                                   2011        2010
                                                                                ----------- ----------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets..............................................
Operations:....................................................................
  Net Investment Income (Loss)................................................. $   27,620  $   51,443
  Net Realized Gain (Loss) on:.................................................
   Investment Securities Sold..................................................      3,271      35,721
   Foreign Currency Transactions*..............................................     (2,186)       (776)
  Change in Unrealized Appreciation (Depreciation) of:.........................
   Investment Securities and Foreign Currency..................................    407,434     789,087
   Translation of Foreign Currency Denominated Amounts.........................        139         (19)
  Change in Deferred Thailand Capital Gains Tax................................     (1,611)     (4,133)
                                                                                ----------  ----------

    Net Increase (Decrease) in Net Assets Resulting from Operations............    434,667     871,323
                                                                                ----------  ----------

Distributions From:............................................................
  Net Investment Income:.......................................................
   Class R2 Shares.............................................................         --          --
   Institutional Class Shares..................................................    (20,180)    (48,768)
  Net Short-Term Gains:........................................................
   Class R2 Shares.............................................................         --          --
   Institutional Class Shares..................................................         --          --
  Net Long-Term Gains:.........................................................
   Class R2 Shares.............................................................         --          --
   Institutional Class Shares..................................................         --          --
                                                                                ----------  ----------

    Total Distributions........................................................    (20,180)    (48,768)
                                                                                ----------  ----------

Capital Share Transactions (1):................................................
  Shares Issued................................................................  1,116,553   1,458,158
  Shares Issued in Lieu of Cash Distributions..................................     18,058      43,732
  Shares Redeemed..............................................................   (318,787)   (599,598)
                                                                                ----------  ----------

    Net Increase (Decrease) from Capital Share Transactions....................    815,824     902,292
                                                                                ----------  ----------

    Total Increase (Decrease) in Net Assets....................................  1,230,311   1,724,847
Net Assets.....................................................................
  Beginning of Period..........................................................  4,179,882   2,455,035
                                                                                ----------  ----------
  End of Period................................................................ $5,410,193  $4,179,882
                                                                                ==========  ==========

(1) Shares Issued and Redeemed:................................................
  Shares Issued................................................................     51,130      77,138
  Shares Issued in Lieu of Cash Distributions..................................        842       2,449
  Shares Redeemed..............................................................    (14,631)    (32,331)
  Shares Reduced by Conversion of Shares (Note G)..............................         --          --
                                                                                ----------  ----------

    Net Increase (Decrease) from Shares Issued and Redeemed....................     37,341      47,256
                                                                                ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)                                                                        $   16,003  $    8,563

--------
*Net of foreign capital gain taxes withheld of $669, $1,720, $1,842 and $982, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                              Enhanced U.S. Large Company Portfolio
                                         ---------------------------------------------------------------------------------
                                                                                              Period
                                            Six Months          Year           Year          Dec. 1,            Year
                                               Ended           Ended          Ended          2007 to           Ended
                                             April 30,        Oct. 31,       Oct. 31,        Oct. 31,         Nov. 30,
                                               2011             2010           2009            2008             2007
--------------------------------------------------------------------------------------------------------------------------
                                            (Unaudited)
Net Asset Value, Beginning of Period.... $     7.53        $     6.48     $     6.47     $    10.91        $    10.95
                                         ---------------------------------------------------------------------------------
Income From Investment Operations.......
 Net Investment Income (Loss)...........       0.03(A)           0.07(A)        0.05(A)        0.39(A)           0.30(A)
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       1.20              1.05           0.61          (3.74)             0.45
                                         ---------------------------------------------------------------------------------
   Total From Investment Operations.....       1.23              1.12           0.66          (3.35)             0.75
--------------------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................      (0.01)            (0.07)         (0.59)         (0.36)            (0.36)
 Net Realized Gains.....................         --                --          (0.06)         (0.73)            (0.43)
                                         ----------        ----------     ----------     ----------        ----------
   Total Distributions..................      (0.01)            (0.07)         (0.65)         (1.09)            (0.79)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     8.75        $     7.53     $     6.48     $     6.47        $    10.91
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return............................      16.40%(C)         17.40%         12.23%        (33.89)%(C)         7.13%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $  172,990        $  157,730     $  165,231     $  200,331        $  337,050
Ratio of Expenses to Average Net Assets.       0.27%(B)          0.26%          0.29%**        0.25%(B)(D)       0.25%(D)
Ratio of Net Investment Income to
 Average Net Assets.....................       0.85%(B)          0.98%          0.86%          4.74%(B)          2.67%
Portfolio Turnover Rate.................         72%(C)            78%            46%*          N/A               N/A
--------------------------------------------------------------------------------------------------------------------------


                                                                  U.S. Large Cap Value Portfolio
                                         ---------------------------------------------------------------------------------
                                                                                              Period
                                            Six Months          Year           Year          Dec. 1,            Year
                                               Ended           Ended          Ended          2007 to           Ended
                                             April 30,        Oct. 31,       Oct. 31,        Oct. 31,         Nov. 30,
                                               2011             2010           2009            2008             2007
--------------------------------------------------------------------------------------------------------------------------
                                            (Unaudited)
Net Asset Value, Beginning of Period.... $    18.58        $    15.81     $    14.58     $    24.44        $    25.40
                                         ----------        ----------     ----------     ----------        ----------
Income From Investment Operations.......
 Net Investment Income (Loss)...........       0.15(A)           0.33(A)        0.31(A)        0.36(A)           0.33(A)
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       3.92              2.76           1.28          (8.83)            (0.43)
                                         ----------        ----------     ----------     ----------        ----------
   Total From Investment Operations.....       4.07              3.09           1.59          (8.47)            (0.10)
--------------------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................      (0.17)            (0.32)         (0.34)         (0.35)            (0.32)
 Net Realized Gains.....................         --                --          (0.02)         (1.04)            (0.54)
                                         ----------        ----------     ----------     ----------        ----------
   Total Distributions..................      (0.17)            (0.32)         (0.36)         (1.39)            (0.86)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    22.48        $    18.58     $    15.81     $    14.58        $    24.44
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return............................      22.00%(C)         19.72%         11.76%        (36.63)%(C)        (0.49)%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $8,132,534        $6,921,036     $5,863,652     $5,330,448        $7,535,552
Ratio of Expenses to Average Net Assets.       0.28%(B)(D)       0.28%(D)       0.30%(D)       0.28%(B)(D)       0.27%(D)
Ratio of Net Investment Income to
 Average Net Assets.....................       1.50%(B)          1.86%          2.26%          1.86%(B)          1.28%
Portfolio Turnover Rate.................        N/A               N/A            N/A            N/A               N/A
--------------------------------------------------------------------------------------------------------------------------

                                         Enhanced U.S. Large Company Portfolio
                                         --------------------------------


                                                                  Year
                                             Year                Ended
                                             Ended              Nov. 30,
                                         Nov. 30, 2006            2005
------------------------------------------------------------------------------

Net Asset Value, Beginning of Period....  $     9.82         $     9.35
                                         -------------------------------------
Income From Investment Operations.......
 Net Investment Income (Loss)...........        0.12(A)            0.29
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............        1.19               0.37
                                         -------------------------------------
   Total From Investment Operations.....        1.31               0.66
------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................       (0.18)             (0.19)
 Net Realized Gains.....................          --                 --
                                          ----------          ----------
   Total Distributions..................       (0.18)             (0.19)
------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $    10.95         $     9.82
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Return............................       13.52%              7.08%
------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $  347,216         $  313,543
Ratio of Expenses to Average Net Assets.        0.26%(D)           0.34%(D)
Ratio of Net Investment Income to
 Average Net Assets.....................        1.19%              3.11%
Portfolio Turnover Rate.................         N/A                N/A
------------------------------------------------------------------------------

                                         U.S. Large Cap Value Portfolio
                                         --------------------------------


                                             Year                 Year
                                             Ended               Ended
                                           Nov. 30,             Nov. 30,
                                             2006                 2005
------------------------------------------------------------------------------

Net Asset Value, Beginning of Period....  $    21.93         $    19.37
                                          ----------          ----------
Income From Investment Operations.......
 Net Investment Income (Loss)...........        0.38(A)            0.30
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............        3.50               2.49
                                          ----------          ----------
   Total From Investment Operations.....        3.88               2.79
------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................       (0.35)             (0.23)
 Net Realized Gains.....................       (0.06)                --
                                          ----------          ----------
   Total Distributions..................       (0.41)             (0.23)
------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $    25.40         $    21.93
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Return............................       17.97%             14.49%
------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $6,410,086         $4,046,083
Ratio of Expenses to Average Net Assets.        0.28%(D)           0.30%(D)
Ratio of Net Investment Income to
 Average Net Assets.....................        1.64%              1.48%
Portfolio Turnover Rate.................         N/A                N/A
------------------------------------------------------------------------------

*For the period February 28, 2009 through October 31, 2009. Effective
 February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                               U.S. Targeted Value Portfolio-Class R1 Shares+
                                                              -----------------------------------------
                                                                                                 Period
                                                              Six Months      Year     Year     Jan. 31,
                                                                 Ended       Ended    Ended      2008(a)
                                                               April 30,    Oct. 31, Oct. 31,  to Oct. 31,
                                                                 2011         2010     2009       2008
-----------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 14.75     $ 11.73  $ 10.92    $ 14.69
                                                                -------     -------  -------    -------
Income From Investment Operations............................
  Net Investment Income (Loss)(A)............................      0.05        0.07     0.12       0.13
  Net Gains (Losses) on Securities (Realized and Unrealized).      3.59        3.07     0.87      (3.76)
                                                                -------     -------  -------    -------
   Total From Investment Operations..........................      3.64        3.14     0.99      (3.63)
-----------------------------------------------------------------------------------------------------------------
Less Distributions...........................................
  Net Investment Income......................................     (0.05)      (0.12)   (0.18)     (0.14)
  Net Realized Gains.........................................     (0.03)         --       --         --
                                                                -------     -------  -------    -------
   Total Distributions.......................................     (0.08)      (0.12)   (0.18)     (0.14)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 18.31     $ 14.75  $ 11.73    $ 10.92
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total Return.................................................     24.77%(C)   26.93%    9.36%    (24.96)%(C)
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $53,925     $41,316  $31,393    $25,599
Ratio of Expenses to Average Net Assets......................      0.48%(B)    0.49%    0.52%      0.50%(B)(E)
Ratio of Net Investment Income to Average Net Assets.........      0.57%(B)    0.59%    1.12%      1.24%(B)(E)
Portfolio Turnover Rate......................................        10%(C)      20%      17%        20%(C)
-----------------------------------------------------------------------------------------------------------------

                                                              U.S. Targeted Value Portfolio-Class R2 Shares+
                                                              ----------------------------------------
                                                                                                Period
                                                              Six Months     Year     Year     June 30,
                                                                 Ended      Ended    Ended      2008(a)
                                                               April 30,   Oct. 31, Oct. 31,  to Oct. 31,
                                                                 2011        2010     2009       2008
-------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $14.76      $11.74   $10.91    $ 13.94
                                                                ------      ------   ------    -------
Income From Investment Operations............................
  Net Investment Income (Loss)(A)............................     0.03        0.05     0.10       0.05
  Net Gains (Losses) on Securities (Realized and Unrealized).     3.59        3.07     0.88      (3.02)
                                                                ------      ------   ------    -------
   Total From Investment Operations..........................     3.62        3.12     0.98      (2.97)
-------------------------------------------------------------------------------------------------------------
Less Distributions...........................................
  Net Investment Income......................................    (0.05)      (0.10)   (0.15)     (0.06)
  Net Realized Gains.........................................    (0.03)         --       --         --
                                                                ------      ------   ------    -------
   Total Distributions.......................................    (0.08)      (0.10)   (0.15)     (0.06)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $18.30      $14.76   $11.74    $ 10.91
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total Return.................................................    24.55%(C)   26.66%    9.23%    (21.40)%(C)
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $9,351      $5,967   $2,930    $ 1,715
Ratio of Expenses to Average Net Assets......................     0.63%(B)    0.64%    0.67%      0.66%(B)(E)
Ratio of Net Investment Income to Average Net Assets.........     0.38%(B)    0.44%    0.91%      1.35%(B)(E)
Portfolio Turnover Rate......................................       10%(C)      20%      17%        20%(C)
-------------------------------------------------------------------------------------------------------------

+All per share amounts and net assets values have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)
Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                               U.S. Targeted Value Portfolio-Institutional Class Shares
                      -----------------------------------------------------------------------------------------------------------
                                                                      Period
                       Six Months        Year          Year          Dec. 1,             Year            Year           Year
                          Ended         Ended         Ended          2007 to            Ended           Ended          Ended
                        April 30,      Oct. 31,      Oct. 31,        Oct. 31,          Nov. 30,        Nov. 30,       Nov. 30,
                          2011           2010          2009            2008              2007            2006           2005
---------------------------------------------------------------------------------------------------------------------------------
                       (Unaudited)
Net Asset Value,
Beginning of Period.. $    14.76     $    11.70    $    10.84    $    15.89        $    18.69       $    17.33     $    17.09
                      ----------     ----------    ----------    ----------        ----------       ----------     ----------
Income From
 Investment
 Operations..........
 Net Investment
   Income (Loss).....       0.06(A)        0.09(A)       0.12(A)       0.18(A)           0.20(A)          0.21(A)        0.32
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......       3.58           3.06          0.88         (4.68)            (1.32)            2.84           1.59
                      ----------     ----------    ----------    ----------        ----------       ----------     ----------
   Total From
    Investment
    Operations.......       3.64           3.15          1.00         (4.50)            (1.12)            3.05           1.91
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions...
 Net Investment
   Income............      (0.06)         (0.09)        (0.14)        (0.15)            (0.20)           (0.25)         (0.23)
 Net Realized Gains..      (0.03)            --            --         (0.40)            (1.48)           (1.44)         (1.44)
                      ----------     ----------    ----------    ----------        ----------       ----------     ----------
   Total
    Distributions....      (0.09)         (0.09)        (0.14)        (0.55)            (1.68)           (1.69)         (1.67)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period....... $    18.31     $    14.76    $    11.70    $    10.84        $    15.89       $    18.69     $    17.33
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return.........      24.74%(C)      27.02%         9.47%       (29.27)%(C)        (6.59)%          19.48%         12.17%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).. $2,968,313     $2,223,982    $1,449,437    $  855,448        $  554,805       $  215,338     $  172,595
Ratio of Expenses
 to Average Net
 Assets..............       0.38%(B)       0.38%         0.41%         0.40%(B)          0.41%(D)**       0.46%(D)       0.47%(D)
Ratio of Net
 Investment Income
 to Average Net
 Assets..............       0.67%(B)       0.69%         1.19%         1.39%(B)          1.12%            1.19%          1.91%
Portfolio Turnover
 Rate................         10%(C)         20%           17%           20%(C)             9%(C)*         N/A            N/A
---------------------------------------------------------------------------------------------------------------------------------

                                                            U.S. Small Cap Value Portfolio
                      -----------------------------------------------------------------------------------------------------------
                                                                      Period
                       Six Months        Year          Year          Dec. 1,             Year            Year           Year
                          Ended         Ended         Ended          2007 to            Ended           Ended          Ended
                        April 30,      Oct. 31,      Oct. 31,        Oct. 31,          Nov. 30,        Nov. 30,       Nov. 30,
                          2011           2010          2009            2008              2007            2006           2005
---------------------------------------------------------------------------------------------------------------------------------
                       (Unaudited)
Net Asset Value,
Beginning of Period.. $    22.49     $    17.69    $    16.32    $    26.49        $    31.59       $    28.74     $    27.71
                      ----------     ----------    ----------    ----------        ----------       ----------     ----------
Income From
 Investment
 Operations..........
 Net Investment
   Income (Loss).....       0.08(A)        0.09(A)       0.04(A)       0.18(A)           0.30(A)          0.28(A)        0.29
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......       5.68           4.79          1.54         (7.86)            (2.72)            5.06           2.66
                      ----------     ----------    ----------    ----------        ----------       ----------     ----------
   Total From
    Investment
    Operations.......       5.76           4.88          1.58         (7.68)            (2.42)            5.34           2.95
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions...
 Net Investment
   Income............      (0.08)         (0.08)        (0.21)        (0.22)            (0.28)           (0.23)         (0.26)
 Net Realized Gains..         --             --            --         (2.27)            (2.40)           (2.26)         (1.66)
                      ----------     ----------    ----------    ----------        ----------       ----------     ----------
   Total
    Distributions....      (0.08)         (0.08)        (0.21)        (2.49)            (2.68)           (2.49)         (1.92)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period....... $    28.17     $    22.49    $    17.69    $    16.32        $    26.49       $    31.59     $    28.74
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return.........      25.68%(C)      27.69%         9.97%       (31.80)%(C)        (8.41)%          20.29%         11.32%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).. $7,964,497     $6,555,277    $5,669,659    $5,503,945        $8,802,846       $8,738,278     $6,924,234
Ratio of Expenses
 to Average Net
 Assets..............       0.52%(B)       0.52%         0.54%++       0.52%(B)(D)       0.52%(D)         0.53%(D)       0.55%(D)
Ratio of Net
 Investment Income
 to Average Net
 Assets..............       0.60%(B)       0.43%         0.27%         0.86%(B)          0.98%            0.94%          1.04%
Portfolio Turnover
 Rate................          6%(C)         19%           21%+         N/A               N/A              N/A            N/A
---------------------------------------------------------------------------------------------------------------------------------

* For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.
+ For the period February 28, 2009 through October 31, 2009. Effective
  February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                U.S. Core Equity 1 Portfolio
                           ------------------------------------------------------------------------------------------------------
                                                                                                                      Period
                                                                          Period                                     Sept. 15,
                            Six Months        Year          Year         Dec. 1,          Year          Year          2005(a)
                               Ended         Ended         Ended         2007 to         Ended         Ended            to
                             April 30,      Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,      Nov. 30,       Nov. 30,
                               2011           2010          2009           2008           2007          2006           2005
---------------------------------------------------------------------------------------------------------------------------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period...... $    10.18     $     8.54    $     7.81    $    11.83      $    11.50    $    10.22    $  10.00
                           ----------     ----------    ----------    ----------      ----------    ----------    --------
Income From Investment
 Operations...............
 Net Investment Income
   (Loss).................       0.08(A)        0.15(A)       0.15(A)       0.17(A)         0.19(A)       0.17(A)     0.03
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       1.91           1.61          0.73         (4.03)           0.35          1.28        0.19
                           ----------     ----------    ----------    ----------      ----------    ----------    --------
   Total From Investment
    Operations............       1.99           1.76          0.88         (3.86)           0.54          1.45        0.22
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions........
 Net Investment Income....      (0.08)         (0.12)        (0.15)        (0.16)          (0.18)        (0.17)         --
 Net Realized Gains.......         --             --            --            --           (0.03)           --          --
                           ----------     ----------    ----------    ----------      ----------    ----------    --------
   Total Distributions....       0.08)         (0.12)        (0.15)        (0.16)          (0.21)        (0.17)         --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    12.09     $    10.18    $     8.54    $     7.81      $    11.83    $    11.50    $  10.22
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return..............      19.65%(C)      20.80%        11.64%       (32.85)%(C)       4.68%        14.35%       2.20%(C)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $3,796,105     $2,897,409    $1,989,583    $1,320,562      $1,210,031    $  652,270    $123,591
Ratio of Expenses to
 Average Net Assets.......       0.19%(B)       0.20%         0.22%         0.20%(B)        0.20%         0.23%       0.23%(B)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers and
 Assumption of Expenses
 and/or Recovery of
 Previously Waived Fees)..       0.19%(B)       0.20%         0.22%         0.20%(B)        0.20%         0.23%       0.37%(B)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.45%(B)       1.53%         2.02%         1.78%(B)        1.53%         1.52%       1.85%(B)(E)
Portfolio Turnover Rate...          2%(C)          4%            7%            5%(C)          10%            6%          0%(C)
---------------------------------------------------------------------------------------------------------------------------------

                                                                U.S. Core Equity 2 Portfolio
                           ------------------------------------------------------------------------------------------------------
                                                                                                                      Period
                                                                          Period                                     Sept. 15,
                            Six Months        Year          Year         Dec. 1,          Year          Year          2005(a)
                               Ended         Ended         Ended         2007 to         Ended         Ended            to
                             April 30,      Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,      Nov. 30,       Nov. 30,
                               2011           2010          2009           2008           2007          2006           2005
---------------------------------------------------------------------------------------------------------------------------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period...... $    10.06     $     8.39    $     7.73    $    11.77      $    11.65    $    10.24    $  10.00
                           ----------     ----------    ----------    ----------      ----------    ----------    --------
Income From Investment
 Operations...............
 Net Investment Income
   (Loss).................       0.07(A)        0.14(A)       0.14(A)       0.17(A)         0.19(A)       0.17(A)     0.03
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       2.02           1.64          0.66         (4.04)           0.13          1.40        0.21
                           ----------     ----------    ----------    ----------      ----------    ----------    --------
   Total From Investment
    Operations............       2.09           1.78          0.80         (3.87)           0.32          1.57        0.24
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions........
 Net Investment Income....      (0.08)         (0.11)        (0.14)        (0.17)          (0.17)        (0.16)         --
 Net Realized Gains.......         --             --            --            --           (0.03)           --          --
                           ----------     ----------    ----------    ----------      ----------    ----------    --------
   Total Distributions....      (0.08)         (0.11)        (0.14)        (0.17)          (0.20)        (0.16)         --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    12.07     $    10.06    $     8.39    $     7.73      $    11.77    $    11.65    $  10.24
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return..............      20.86%(C)      21.41%        10.66%       (33.16)%(C)       2.78%        15.50%       2.40%(C)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $6,157,620     $4,990,367    $3,804,325    $2,501,028      $2,939,420    $1,216,310    $182,078
Ratio of Expenses to
 Average Net Assets.......       0.22%(B)       0.23%         0.24%         0.23%(B)        0.23%         0.26%       0.26%(B)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers and
 Assumption of Expenses
 and/or Recovery of
 Previously Waived Fees)..       0.22%(B)       0.23%         0.24%         0.23%(B)        0.23%         0.26%       0.38%(B)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.35%(B)       1.47%         1.89%         1.77%(B)        1.55%         1.55%       1.92%(B)(E)
Portfolio Turnover Rate...          4%(C)          7%            4%            8%(C)           7%            5%          0%(C)
---------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                     U.S. Vector Equity Portfolio
                                                    ----------------------------------------------------------------
                                                                                              Period
                                                     Six Months       Year        Year       Dec. 1,        Year
                                                        Ended        Ended       Ended       2007 to       Ended
                                                      April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                                                        2011          2010        2009         2008         2007
--------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period............... $     9.82     $     8.03  $     7.48  $  11.38      $  11.79
                                                    ----------     ----------  ----------  --------      --------
Income From Investment Operations..................
  Net Investment Income (Loss)(A)..................       0.06           0.10        0.11      0.15          0.16
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       2.18           1.79        0.57     (3.89)        (0.25)
                                                    ----------     ----------  ----------  --------      --------
   Total From Investment Operations................       2.24           1.89        0.68     (3.74)        (0.09)
--------------------------------------------------------------------------------------------------------------------
Less Distributions.................................
  Net Investment Income............................      (0.06)         (0.10)      (0.13)    (0.16)        (0.14)
  Net Realized Gains...............................         --             --          --        --         (0.18)
                                                    ----------     ----------  ----------  --------      --------
   Total Distributions.............................      (0.06)         (0.10)      (0.13)    (0.16)        (0.32)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $    12.00     $     9.82  $     8.03  $   7.48      $  11.38
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total Return.......................................      22.91%(C)      23.65%       9.47%   (33.29)%(C)    (0.87)%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $2,010,219     $1,558,423  $1,178,114  $850,623      $959,742
Ratio of Expenses to Average Net Assets............       0.33%(B)       0.33%       0.35%     0.34%(B)      0.34%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or
 Recovery of Previously Waived Fees)...............       0.33%(B)       0.33%       0.35%     0.34%(B)      0.33%
Ratio of Net Investment Income to Average Net
 Assets............................................       1.07%(B)       1.13%       1.60%     1.66%(B)      1.29%
Portfolio Turnover Rate............................          5%(C)         11%         11%       11%(C)        14%
--------------------------------------------------------------------------------------------------------------------

                                                    U.S. Vector Equity Portfolio
                                                    ----------------------------
                                                               Period
                                                              Dec. 30,
                                                             2005(a) to
                                                              Nov. 30,
                                                                2006
--------------------------------------------------------------------------------

Net Asset Value, Beginning of Period...............           $  10.00
                                                              --------
Income From Investment Operations..................
  Net Investment Income (Loss)(A)..................               0.13
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................               1.73
                                                              --------
   Total From Investment Operations................               1.86
--------------------------------------------------------------------------------
Less Distributions.................................
  Net Investment Income............................              (0.07)
  Net Realized Gains...............................                 --
                                                              --------
   Total Distributions.............................              (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period.....................           $  11.79
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Return.......................................              18.65%(C)
--------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............           $403,312
Ratio of Expenses to Average Net Assets............               0.36%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or
 Recovery of Previously Waived Fees)...............               0.39%(B)(E)
Ratio of Net Investment Income to Average Net
 Assets............................................               1.24%(B)(E)
Portfolio Turnover Rate............................                 24%(C)
--------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              U.S. Small Cap Portfolio
                      ---------------------------------------------------------------------------------------------------------
                                                                      Period
                       Six Months        Year          Year          Dec. 1,            Year           Year           Year
                          Ended         Ended         Ended          2007 to           Ended          Ended          Ended
                        April 30,      Oct. 31,      Oct. 31,        Oct. 31,         Nov. 30,       Nov. 30,       Nov. 30,
                          2011           2010          2009            2008             2007           2006           2005
-------------------------------------------------------------------------------------------------------------------------------
                       (Unaudited)
Net Asset Value,
 Beginning of Period. $    19.06     $    14.89    $    13.35    $    20.64        $    22.46     $    20.75     $    19.13
                      ----------     ----------    ----------    ----------        ----------     ----------     ----------
Income From
 Investment
 Operations..........
 Net Investment
   Income (Loss).....       0.09(A)        0.13(A)       0.06(A)       0.14(A)           0.21(A)        0.17(A)        0.15
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......       4.71           4.17          1.65         (6.08)            (0.66)          2.84           1.75
                      ----------     ----------    ----------    ----------        ----------     ----------     ----------
   Total From
    Investment
    Operations.......       4.80           4.30          1.71         (5.94)            (0.45)          3.01           1.90
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions...
 Net Investment
   Income............      (0.10)         (0.13)        (0.17)        (0.17)            (0.21)         (0.13)         (0.13)
 Net Realized Gains..         --             --            --         (1.18)            (1.16)         (1.17)         (0.15)
                      ----------     ----------    ----------    ----------        ----------     ----------     ----------
   Total
    Distributions....      (0.10)         (0.13)        (0.17)        (1.35)            (1.37)         (1.30)         (0.28)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period....... $    23.76     $    19.06    $    14.89    $    13.35        $    20.64     $    22.46     $    20.75
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return.........      25.26%(C)      28.99%        13.08%       (30.67)%(C)        (2.17)%        15.49%         10.04%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).. $4,529,855     $3,391,457    $2,522,001    $2,066,849        $3,285,093     $3,297,199     $2,641,670
Ratio of Expenses
 to Average Net
 Assets..............       0.38%(B)       0.37%         0.40%**       0.38%(B)(D)       0.38%(D)       0.38%(D)       0.40%(D)
Ratio of Net
 Investment Income
 to Average Net
 Assets..............       0.87%(B)       0.76%         0.50%         0.86%(B)          0.95%          0.82%          0.78%
Portfolio Turnover
 Rate................          8%(C)         19%           17%*         N/A               N/A            N/A            N/A
-------------------------------------------------------------------------------------------------------------------------------

                                                              U.S. Micro Cap Portfolio
                      ---------------------------------------------------------------------------------------------------------
                                                                      Period
                       Six Months        Year          Year          Dec. 1,            Year           Year           Year
                          Ended         Ended         Ended          2007 to           Ended          Ended          Ended
                        April 30,      Oct. 31,      Oct. 31,        Oct. 31,         Nov. 30,       Nov. 30,       Nov. 30,
                          2011           2010          2009            2008             2007           2006           2005
-------------------------------------------------------------------------------------------------------------------------------
                       (Unaudited)
Net Asset Value,
 Beginning of Period. $    12.25     $     9.57    $     9.19    $    14.80        $    16.83     $    15.91     $    15.06
                      ----------     ----------    ----------    ----------        ----------     ----------     ----------
Income From
 Investment
 Operations..........
 Net Investment
   Income (Loss).....       0.05(A)        0.06(A)       0.03(A)       0.10(A)           0.14(A)        0.10(A)        0.07
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......       2.88           2.68          0.54         (4.32)            (0.69)          2.04           1.43
                      ----------     ----------    ----------    ----------        ----------     ----------     ----------
   Total From
    Investment
    Operations.......       2.93           2.74          0.57         (4.22)            (0.55)          2.14           1.50
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions...
 Net Investment
   Income............      (0.05)         (0.06)        (0.19)        (0.13)            (0.13)         (0.08)         (0.06)
 Net Realized Gains..         --             --            --         (1.26)            (1.35)         (1.14)         (0.59)
                      ----------     ----------    ----------    ----------        ----------     ----------     ----------
   Total
    Distributions....      (0.05)         (0.06)        (0.19)        (1.39)            (1.48)         (1.22)         (0.65)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period....... $    15.13     $    12.25    $     9.57    $     9.19        $    14.80     $    16.83     $    15.91
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return.........      23.99%(C)      28.77%         6.61%       (31.33)%(C)        (3.63)%        14.52%         10.33%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).. $3,786,545     $3,178,286    $2,818,365    $2,924,225        $4,700,371     $4,824,003     $3,949,511
Ratio of Expenses
 to Average Net
 Assets..............       0.53%(B)       0.52%         0.54%**       0.53%(B)(D)       0.52%(D)       0.53%(D)       0.55%(D)
Ratio of Net
 Investment Income
 to Average Net
 Assets..............       0.74%(B)       0.58%         0.38%         0.91%(B)          0.89%          0.64%          0.48%
Portfolio Turnover
 Rate................          6%(C)          9%           12%*         N/A               N/A            N/A            N/A
-------------------------------------------------------------------------------------------------------------------------------

* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                            DFA Real Estate Securities Portfolio
                             --------------------------------------------------------------------------------------------------
                                                                            Period
                              Six Months        Year          Year         Dec. 1,          Year          Year         Year
                                 Ended         Ended         Ended         2007 to         Ended         Ended        Ended
                               April 30,      Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,      Nov. 30,     Nov. 30,
                                 2011           2010          2009           2008           2007          2006         2005
-------------------------------------------------------------------------------------------------------------------------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period.................. $    21.24     $    15.29    $    16.16    $    27.20      $    33.80    $    25.75    $    23.02
                             ----------     ----------    ----------    ----------      ----------    ----------    ----------
Income From Investment
 Operations.................
 Net Investment Income
   (Loss)...................       0.15(A)        0.58(A)       0.58(A)       0.64(A)         0.62(A)       0.64(A)       0.82
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)..........       3.15           5.92         (0.62)        (9.28)          (5.64)         8.84          3.33
                             ----------     ----------    ----------    ----------      ----------    ----------    ----------
   Total From Investment
    Operations..............       3.30           6.50         (0.04)        (8.64)          (5.02)         9.48          4.15
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions..........
 Net Investment Income......      (0.23)         (0.55)        (0.83)        (0.30)          (0.70)        (1.02)        (0.86)
 Net Realized Gains.........         --             --            --         (2.10)          (0.88)        (0.41)        (0.56)
                             ----------     ----------    ----------    ----------      ----------    ----------    ----------
   Total Distributions......      (0.23)         (0.55)        (0.83)        (2.40)          (1.58)        (1.43)        (1.42)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period..................... $    24.31     $    21.24    $    15.29    $    16.16      $    27.20    $    33.80    $    25.75
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return................      15.69%(C)      43.21%         0.98%       (34.46)%(C)     (15.45)%       38.23%        18.81%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................ $3,156,407     $2,689,552    $2,018,559    $1,746,961      $2,671,457    $2,837,026    $1,836,650
Ratio of Expenses to
 Average Net Assets.........       0.33%(B)       0.33%         0.36%         0.33%(B)        0.33%         0.33%         0.37%
Ratio of Net Investment
 Income to Average Net
 Assets.....................       1.41%(B)       3.13%         4.54%         3.01%(B)        1.99%         2.25%         3.11%
Portfolio Turnover Rate.....          2%(C)          2%            2%           13%(C)          17%           10%            3%
-------------------------------------------------------------------------------------------------------------------------------

                                                             Large Cap International Portfolio
                             --------------------------------------------------------------------------------------------------
                                                                            Period
                              Six Months        Year          Year         Dec. 1,          Year          Year         Year
                                 Ended         Ended         Ended         2007 to         Ended         Ended        Ended
                               April 30,      Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,      Nov. 30,     Nov. 30,
                                 2011           2010          2009           2008           2007          2006         2005
-------------------------------------------------------------------------------------------------------------------------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period.................. $    19.42     $    18.02    $    14.81    $    27.18      $    23.60    $    19.00    $    17.31
                             ----------     ----------    ----------    ----------      ----------    ----------    ----------
Income From Investment
 Operations.................
 Net Investment Income
   (Loss)...................       0.30(A)        0.48(A)       0.48(A)       0.68(A)         0.68(A)       0.55(A)       0.44
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)..........       2.28           1.43          3.16        (12.06)           3.57          4.68          1.72
                             ----------     ----------    ----------    ----------      ----------    ----------    ----------
   Total From Investment
    Operations..............       2.58           1.91          3.64        (11.38)           4.25          5.23          2.16
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions..........
 Net Investment Income......      (0.20)         (0.51)        (0.43)        (0.64)          (0.67)        (0.63)        (0.47)
 Net Realized Gains.........         --             --            --         (0.35)             --            --            --
                             ----------     ----------    ----------    ----------      ----------    ----------    ----------
   Total Distributions......      (0.20)         (0.51)        (0.43)        (0.99)          (0.67)        (0.63)        (0.47)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period..................... $    21.80     $    19.42    $    18.02    $    14.81      $    27.18    $    23.60    $    19.00
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return................      13.42%(C)      10.99%        25.20%       (43.14)%(C)      18.18%        28.00%        12.73%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................ $1,923,777     $1,616,686    $1,364,351    $1,206,860      $2,224,180    $1,673,239    $1,125,455
Ratio of Expenses to
 Average Net Assets.........       0.29%(B)       0.30%         0.32%         0.29%(B)        0.29%         0.29%         0.37%
Ratio of Net Investment
 Income to Average Net
 Assets.....................       2.96%(B)       2.65%         3.14%         3.18%(B)        2.62%         2.56%         2.41%
Portfolio Turnover Rate.....          2%(C)          7%           12%           12%(C)           5%            4%            4%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                            International Core Equity Portfolio
                                --------------------------------------------------------------------------------------------
                                                                                                                 Period
                                                                           Period                               Sept. 15,
                                 Six Months       Year        Year        Dec. 1,         Year       Year        2005(a)
                                    Ended        Ended       Ended        2007 to        Ended      Ended          to
                                  April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,   Nov. 30,     Nov. 30,
                                    2011          2010        2009          2008          2007       2006         2005
----------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    10.78     $     9.79  $     7.46  $    14.35      $    12.82  $  10.07  $  10.00
                                ----------     ----------  ----------  ----------      ----------  --------  --------
Income From Investment
 Operations....................
 Net Investment Income
   (Loss)(A)...................       0.15           0.23        0.23        0.37            0.35      0.28      0.04
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       1.51           0.96        2.32       (6.76)           1.54      2.71      0.03
                                ----------     ----------  ----------  ----------      ----------  --------  --------
   Total From Investment
    Operations.................       1.66           1.19        2.55       (6.39)           1.89      2.99      0.07
----------------------------------------------------------------------------------------------------------------------------
Less Distributions.............
 Net Investment Income.........      (0.11)         (0.20)      (0.22)      (0.35)          (0.32)    (0.24)       --
 Net Realized Gains............         --             --          --       (0.15)          (0.04)       --        --
                                ----------     ----------  ----------  ----------      ----------  --------  --------
   Total Distributions.........      (0.11)         (0.20)      (0.22)      (0.50)          (0.36)    (0.24)       --
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    12.33     $    10.78  $     9.79  $     7.46      $    14.35  $  12.82  $  10.07
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return...................      15.51%(C)      12.48%      34.81%     (45.76)%(C)      14.83%    30.06%     0.70%(C)
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $6,063,718     $4,866,989  $3,699,842  $1,981,049      $2,342,187  $851,077  $121,249
Ratio of Expenses to Average
 Net Assets....................       0.39%(B)       0.40%       0.41%       0.41%(B)        0.41%     0.48%     0.49%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waiversand Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees).......       0.39%(B)       0.40%       0.41%       0.41%(B)        0.41%     0.46%     0.90%(B)(E)
Ratio of Net Investment
 Income to Average Net Assets..       2.64%(B)       2.31%       2.84%       3.39%(B)        2.49%     2.35%     1.89%(B)(E)
Portfolio Turnover Rate........          2%(C)          2%          5%          4%(C)           4%        2%        0%(C)
----------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           International Small Company Portfolio
                                --------------------------------------------------------------------------------------------
                                                                           Period
                                 Six Months       Year        Year        Dec. 1,          Year         Year        Year
                                    Ended        Ended       Ended        2007 to         Ended        Ended       Ended
                                  April 30,     Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,    Nov. 30,
                                    2011          2010        2009          2008           2007         2006        2005
----------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    16.14     $    13.99  $    10.07  $    20.80      $    19.43   $    16.19   $    14.12
                                ----------     ----------  ----------  ----------      ----------   ----------   ----------
Income From Investment
 Operations
 Net Investment Income
   (Loss)(A)...................       0.17           0.28        0.28        0.44            0.43         0.36         0.31
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       2.65           2.13        3.91       (9.55)           2.07         4.02         2.38
                                ----------     ----------  ----------  ----------      ----------   ----------   ----------
   Total From Investment
    Operations.................       2.82           2.41        4.19       (9.11)           2.50         4.38         2.69
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income.........      (0.23)         (0.26)      (0.27)      (0.45)          (0.46)       (0.36)       (0.29)
 Net Realized Gains............         --             --          --       (1.17)          (0.67)       (0.78)       (0.33)
                                ----------     ----------  ----------  ----------      ----------   ----------   ----------
   Total Distributions.........      (0.23)         (0.26)      (0.27)      (1.62)          (1.13)       (1.14)       (0.62)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    18.73     $    16.14  $    13.99  $    10.07      $    20.80   $    19.43   $    16.19
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return...................      17.64%(C)      17.61%      42.34%     (47.13)%(C)      13.29%       28.51%       19.74%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                    $7,005,535     $5,511,594  $4,269,864  $3,084,373      $5,597,209   $4,546,071   $2,725,231
Ratio of Expenses to Average
 Net Assets (D)                       0.55%(B)       0.56%       0.57%       0.55%(B)        0.55%        0.56%        0.64%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees) (D)          0.55%(B)       0.56%       0.57%       0.55%(B)        0.55%        0.56%        0.64%
Ratio of Net Investment
 Income to Average Net Assets         1.96%(B)       1.94%       2.48%       2.90%(B)        2.03%        2.04%        2.05%
----------------------------------------------------------------------------------------------------------------------------

                                                              Japanese Small Company Portfolio
                                --------------------------------------------------------------------------------------------
                                                                           Period
                                 Six Months       Year        Year        Dec. 1,          Year
                                    Ended        Ended       Ended        2007 to         Ended      Year Ended  Year Ended
                                  April 30,     Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,    Nov. 30,
                                    2011          2010        2009          2008           2007         2006        2005
----------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    14.13     $    14.32  $    11.97  $    16.75      $    17.23   $    17.97   $    13.99
                                ----------     ----------  ----------  ----------      ----------   ----------   ----------
Income From Investment
 Operations
 Net Investment Income
   (Loss)(A)...................       0.17           0.22        0.22        0.29            0.27         0.22         0.16
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       1.50          (0.18)       2.39       (4.78)          (0.52)       (0.73)        4.00
                                ----------     ----------  ----------  ----------      ----------   ----------   ----------
   Total From Investment
    Operations.................       1.67           0.04        2.61       (4.49)          (0.25)       (0.51)        4.16
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income.........      (0.10)         (0.23)      (0.26)      (0.29)          (0.23)       (0.23)       (0.18)
 Net Realized Gains............         --             --          --          --              --           --           --
                                ----------     ----------  ----------  ----------      ----------   ----------   ----------
   Total Distributions.........      (0.10)         (0.23)      (0.26)      (0.29)          (0.23)       (0.23)       (0.18)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    15.70     $    14.13  $    14.32  $    11.97      $    16.75   $    17.23   $    17.97
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return...................      11.62%(C)       0.33%      22.08%     (27.16)%(C)      (1.51)%      (2.94)%      30.13%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                    $  169,030     $  114,933  $  114,058  $  133,373      $  199,080   $  168,957   $  169,995
Ratio of Expenses to Average
 Net Assets (D)                       0.57%(B)       0.57%       0.59%       0.58%(B)        0.56%        0.61%        0.68%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees) (D)          0.57%(B)       0.57%       0.59%       0.58%(B)        0.56%        0.58%        0.68%
Ratio of Net Investment
 Income to Average Net Assets         2.23%(B)       1.52%       1.68%       2.18%(B)        1.51%        1.19%        1.03%
----------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 Asia Pacific Small Company Portfolio
                                         ------------------------------------------------------------------------------------
                                                                                  Period
                                         Six Months       Year        Year       Dec. 1,       Year        Year       Year
                                            Ended        Ended       Ended       2007 to      Ended       Ended      Ended
                                          April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Nov. 30,    Nov. 30,   Nov. 30,
                                            2011          2010        2009         2008        2007        2006       2005
-----------------------------------------------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....  $  25.64     $  20.59    $  11.67    $ 28.73      $  20.26    $ 15.28    $ 14.54
                                          --------     --------    --------    -------      --------    -------    -------
Income From Investment Operations.......
 Net Investment Income (Loss)...........      0.34(A)      0.69(A)     0.50(A)    0.83(A)       0.79(A)    0.64(A)    0.70
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............      3.00         4.99        8.95     (17.04)         8.43       4.92       0.54
                                          --------     --------    --------    -------      --------    -------    -------
   Total From Investment Operations.....      3.34         5.68        9.45     (16.21)         9.22       5.56       1.24
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................     (0.94)       (0.63)      (0.53)     (0.85)        (0.75)     (0.58)     (0.50)
 Net Realized Gains.....................        --           --          --         --            --         --         --
 Return of Capital......................        --           --          --         --            --         --         --
                                          --------     --------    --------    -------      --------    -------    -------
   Total Distributions..................     (0.94)       (0.63)      (0.53)     (0.85)        (0.75)     (0.58)     (0.50)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  28.04     $  25.64    $  20.59    $ 11.67      $  28.73    $ 20.26    $ 15.28
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Total Return............................     13.39%(C)    28.36%      84.11%    (57.94)%(C)    46.55%     37.52%      8.81%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $169,602     $131,511    $101,853    $64,044      $146,307    $71,537    $38,927
Ratio of Expenses to Average Net
 Assets(D)..............................      0.60%(B)     0.63%       0.65%      0.62%(B)      0.62%      0.64%      0.74%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumption of
 Expenses and/or Recovery of Previously
 Waived Expenses)(D)....................      0.60%(B)     0.61%       0.65%      0.61%(B)      0.59%      0.64%      0.86%
Ratio of Net Investment Income to
 Average Net Assets.....................      2.62%(B)     3.14%       3.53%      3.85%(B)      3.13%      3.68%      3.89%
-----------------------------------------------------------------------------------------------------------------------------

                                                                United Kingdom Small Company Portfolio
                                         ------------------------------------------------------------------------------------
                                                                                  Period
                                         Six Months       Year        Year       Dec. 1,       Year        Year       Year
                                            Ended        Ended       Ended       2007 to      Ended       Ended      Ended
                                          April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Nov. 30,    Nov. 30,   Nov. 30,
                                            2011          2010        2009         2008        2007        2006       2005
-----------------------------------------------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....  $  24.24     $  19.83    $  14.27    $ 31.29      $  32.97    $ 24.65    $ 23.47
                                          --------     --------    --------    -------      --------    -------    -------
Income From Investment Operations.......
 Net Investment Income (Loss)...........      0.29(A)      0.50(A)     0.55(A)    0.77(A)       0.78(A)    0.61(A)    0.64(A)
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............      3.89         4.41        5.44     (15.84)        (0.08)      9.61       2.15
                                          --------     --------    --------    -------      --------    -------    -------
   Total From Investment Operations.....      4.18         4.91        5.99     (15.07)         0.70      10.22       2.79
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................     (0.29)       (0.50)      (0.43)     (0.72)        (1.03)     (0.68)     (0.59)
 Net Realized Gains.....................        --           --          --      (1.22)        (1.35)     (1.22)     (1.02)
 Return of Capital......................        --           --          --      (0.01)           --         --         --
                                          --------     --------    --------    -------      --------    -------    -------
   Total Distributions..................     (0.29)       (0.50)      (0.43)     (1.95)        (2.38)     (1.90)     (1.61)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  28.13     $  24.24    $  19.83    $ 14.27      $  31.29    $ 32.97    $ 24.65
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Total Return............................     16.76%(C)    25.37%      42.81%    (50.97)%(C)     1.94%     44.15%     12.35%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $ 39,407     $ 33,751    $ 27,863    $25,883      $ 37,139    $31,808    $20,578
Ratio of Expenses to Average Net
 Assets(D)..............................      0.59%(B)     0.60%       0.61%      0.59%(B)      0.59%      0.60%      0.70%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumption of
 Expenses and/or Recovery of Previously
 Waived Expenses)(D)....................      0.63%(B)     0.64%       0.70%      0.65%(B)      0.62%      0.67%      0.89%
Ratio of Net Investment Income to
 Average Net Assets.....................      2.31%(B)     2.39%       3.62%      3.41%(B)      2.28%      2.20%      2.70%
-----------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes............................................................

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                             Continental Small Company Portfolio
                                ----------------------------------------------------------------------------------------------
                                                                               Period
                                  Six Months         Year         Year        Dec. 1,         Year        Year        Year
                                     Ended          Ended        Ended        2007 to        Ended       Ended       Ended
                                   April 30,       Oct. 31,     Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,    Nov. 30,
                                     2011            2010         2009          2008          2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period                          $  16.93        $  15.02     $  10.73     $ 22.95        $  20.47     $ 15.78     $ 14.12
                                 --------        --------     --------     -------        --------     -------     -------
Income From Investment
 Operations
 Net Investment Income (Loss)        0.14(A)         0.27(A)      0.28(A)     0.52(A)         0.40(A)     0.31(A)     0.21
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)                       3.24            1.89         4.29      (11.32)           3.00        6.28        2.28
                                 --------        --------     --------     -------        --------     -------     -------
   Total From Investment
    Operations                       3.38            2.16         4.57      (10.80)           3.40        6.59        2.49
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
Net Investment Income               (0.09)          (0.25)       (0.28)      (0.45)          (0.38)      (0.34)      (0.30)
 Net Realized Gains                    --              --           --       (0.96)          (0.54)      (1.56)      (0.53)
 Return of Capital                     --              --           --       (0.01)             --          --          --
                                 --------        --------     --------     -------        --------     -------     -------
   Total Distributions              (0.09)          (0.25)       (0.28)      (1.42)          (0.92)      (1.90)      (0.83)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period   $  20.22        $  16.93     $  15.02     $ 10.73        $  22.95     $ 20.47     $ 15.78
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Return                        20.10%(C)       14.85%       43.12%     (49.89)%(C)      16.99%      46.33%      18.42%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                     $157,868        $128,106     $110,926     $93,988        $170,909     $90,261     $52,061
Ratio of Expenses to Average
 Net Assets                          0.58%(B)(D)     0.59%(D)     0.62%(D)    0.59%(B)(D)     0.61%(D)    0.62%(D)    0.71%(D)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees)             0.58%(B)(D)     0.59%(D)     0.61%(D)    0.59%(B)(D)     0.57%(D)    0.61%(D)    0.78%(D)
Ratio of Net Investment
 Income (Loss) to Average Net
 Assets                              1.57%(B)        1.78%        2.39%       3.04%(B)        1.70%       1.78%       1.77%
Portfolio Turnover Rate               N/A             N/A          N/A         N/A             N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------

                                           DFA International Real Estate Securities Portfolio
                                ------------------------------------------------------------------------
                                                                          Period
                                 Six Months       Year        Year       Dec. 1,          Period
                                    Ended        Ended       Ended       2007 to     March 1, 2007(a)
                                  April 30,     Oct. 31,    Oct. 31,     Oct. 31,           to
                                    2011          2010        2009         2008       Nov. 30, 2007
--------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period                         $     5.58     $   5.24    $   4.18    $   9.35          $  10.00
                                ----------     --------    --------    --------          --------
Income From Investment
 Operations
 Net Investment Income (Loss)         0.20(A)      0.31(A)     0.26(A)     0.34(A)           0.23(A)
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)                        0.46         0.58        0.91       (5.08)            (0.76)
                                ----------     --------    --------    --------          --------
   Total Fr\om Investment
    Operations                        0.66         0.89        1.17       (4.74)            (0.53)
--------------------------------------------------------------------------------------------------------
Less Distributions
Net Investment Income                (0.65)       (0.55)      (0.11)      (0.43)            (0.12)
 Net Realized Gains                     --           --          --          --                --
 Return of Capital                      --           --          --          --                --
                                ----------     --------    --------    --------          --------
   Total Distributions               (0.65)       (0.55)      (0.11)      (0.43)            (0.12)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  $     5.59     $   5.58    $   5.24    $   4.18          $   9.35
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Total Return                         13.59%(C)    18.96%      29.25%     (52.85)%(C)        (5.38)%(C)
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                    $1,110,224     $958,554    $742,329    $394,480          $336,840
Ratio of Expenses to Average
 Net Assets                           0.42%(B)     0.41%       0.43%       0.44%(B)          0.48%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/ or Recovery of
 Previously Waived Fees)              0.42%(B)     0.41%       0.43%       0.44%(B)          0.48%(B)(E)
Ratio of Net Investment
 Income (Loss) to Average Net
 Assets                               7.73%(B)     6.42%       6.40%       5.20%(B)          3.50%(B)(E)
Portfolio Turnover Rate                  7%(C)        6%          5%          1%(C)             2%(C)
--------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                         DFA Global Real Estate Securities Portfolio
                                ---------------------------------------------------
                                                                                Period
                                  Six Months         Year         Year         June 4,
                                     Ended          Ended        Ended        2008(a) to
                                   April 30,       Oct. 31,     Oct. 31,       Oct. 31,
                                     2011            2010         2009           2008
---------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period                          $   8.28        $   6.75     $   6.04      $ 10.00
                                 --------        --------     --------      -------
Income From Investment
 Operations
 Net Investment Income
   (Loss)(A)                         0.43            0.40         0.19           --
 Net Gains (Losses) on
   Securities (Realizedand
   Unrealized)                       0.71            1.60         0.62        (3.96)
                                 --------        --------     --------      -------
   Total From Investment
    Operations.................      1.14            2.00         0.81        (3.96)
---------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income              (0.54)          (0.47)       (0.10)          --
 Net Realized Gains                    --              --           --           --
                                 --------        --------     --------      -------
   Total Distributions              (0.54)          (0.47)       (0.10)          --
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period   $   8.88        $   8.28     $   6.75      $  6.04
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Total Return                        14.83%(C)       31.38%       13.81%      (39.60)%(C)
---------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                     $816,819        $695,461     $432,502      $90,672
Ratio of Expenses to Average
 Net Assets                          0.41%(B)(D)     0.41%(D)     0.47%(D)     0.54%(B)(D)(E)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees)             0.73%(B)(D)     0.73%(D)     0.79%(D)     0.86%(B)(D)(E)
Ratio of Net Investment
 Income to Average Net Assets       10.55%(B)        5.59%        3.40%       (0.04)%(B)(E)
Portfolio Turnover Rate               N/A             N/A          N/A          N/A
---------------------------------------------------------------------------------------------

                                                       DFA International Small Cap Value Portfolio
                                -----------------------------------------------------------------------------------------
                                                                           Period
                                 Six Months       Year        Year        Dec. 1,         Year        Year        Year
                                    Ended        Ended       Ended        2007 to        Ended       Ended       Ended
                                  April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,    Nov. 30,
                                    2011          2010        2009          2008          2007        2006        2005
--------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period                         $    16.16     $    14.92  $    10.82  $    22.05      $    21.71  $    17.57  $    15.16
                                ----------     ----------  ----------  ----------      ----------  ----------  ----------
Income From Investment
 Operations
 Net Investment Income
   (Loss)(A)                          0.15           0.24        0.26        0.52            0.46        0.36        0.40
 Net Gains (Losses) on
   Securities (Realizedand
   Unrealized)                        3.05           1.22        4.14       (9.60)           1.66        4.95        2.77
                                ----------     ----------  ----------  ----------      ----------  ----------  ----------
   Total From Investment
    Operations.................       3.20           1.46        4.40       (9.08)           2.12        5.31        3.17
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income               (0.13)         (0.22)      (0.24)      (0.58)          (0.53)      (0.38)      (0.36)
 Net Realized Gains                  (0.29)            --       (0.06)      (1.57)          (1.25)      (0.79)      (0.40)
                                ----------     ----------  ----------  ----------      ----------  ----------  ----------
   Total Distributions               (0.42)         (0.22)      (0.30)      (2.15)          (1.78)      (1.17)      (0.76)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  $    18.94     $    16.16  $    14.92  $    10.82      $    22.05  $    21.71  $    17.57
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Total Return                         20.17%(C)      10.01%      41.42%     (45.17)%(C)      10.25%      31.73%      21.75%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                    $9,275,519     $7,655,318  $6,859,957  $4,799,748      $8,180,859  $6,733,067  $4,128,428
Ratio of Expenses to Average
 Net Assets                           0.70%(B)       0.70%       0.71%       0.69%(B)        0.69%       0.70%       0.75%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees)              0.70%(B)       0.70%       0.71%       0.69%(B)        0.69%       0.70%       0.75%
Ratio of Net Investment
 Income to Average Net Assets         1.70%(B)       1.57%       2.19%       3.22%(B)        2.03%       1.85%       2.44%
Portfolio Turnover Rate                 10%(C)         18%         22%         16%(C)          18%         14%         13%
--------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.........................................................

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                            International Vector Equity Portfolio           World ex U.S. Value Portfolio
                                      ------------------------------------------        ----------------------------
                                                                            Period
                                      Six Months      Year      Year      August 14,     Six Months           Period
                                         Ended       Ended     Ended      2008(a) to        Ended        Aug. 23, 2010(a)
                                       April 30,    Oct. 31,  Oct. 31,     Oct. 31,       April 30,             to
                                         2011         2010      2009         2008           2011          Oct. 31, 2010
------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)                                        (Unaudited)
Net Asset Value, Beginning of
 Period..............................  $  10.28     $   9.22  $   6.74   $ 10.00          $ 11.35            $ 10.00
                                       --------     --------  --------   -------          -------            -------
Income From Investment Operations....
 Net Investment Income (Loss) (A)....      0.12         0.18      0.17      0.06             0.13               0.02
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........      1.59         1.05      2.46     (3.32)            1.40               1.33
                                       --------     --------  --------   -------          -------            -------
   Total From Investment Operations..      1.71         1.23      2.63     (3.26)            1.53               1.35
------------------------------------------------------------------------------------------------------------------------------
Less Distributions...................
 Net Investment Income...............     (0.09)       (0.17)    (0.15)       --            (0.07)                --
 Net Realized Gains..................     (0.07)          --        --        --            (0.08)                --
                                       --------     --------  --------   -------          -------            -------
   Total Distributions...............     (0.16)       (0.17)    (0.15)       --            (0.15)                --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......  $  11.83     $  10.28  $   9.22   $  6.74          $ 12.73            $ 11.35
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Return.........................     16.83%(C)    13.62%    39.52%   (32.60)%(C)       13.65%(C)          13.50%(C)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).........................  $481,529     $363,123  $262,544   $66,774          $43,381            $29,616
Ratio of Expenses to Average Net
 Assets..............................      0.53%(B)     0.54%     0.60%     0.60%(B)(E)      0.60%(B)(D)        0.90%(B)(D)(E)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees)...............................      0.53%(B)     0.53%     0.59%     1.15%(B)(E)      0.91%(B)(D)        1.37%(B)(D)(E)
Ratio of Net Investment Income to
 Average Net Assets..................      2.30%(B)     1.91%     2.31%     3.01%(B)(E)      2.14%(B)           0.76%(B)(E)
Portfolio Turnover Rate..............         4%(C)        5%        8%        0%(C)          N/A                N/A
------------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.............................................................

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                      Emerging Markets Portfolio
                                      -----------------------------------------------------------------------------------------
                                                                                 Period
                                       Six Months       Year        Year        Dec. 1,         Year        Year        Year
                                          Ended        Ended       Ended        2007 to        Ended       Ended       Ended
                                        April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,    Nov. 30,
                                          2011          2010        2009          2008          2007        2006        2005
--------------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period.............................. $    30.90     $    25.23  $    17.05  $    35.23      $    25.40  $    19.89  $    15.61
                                      ----------     ----------  ----------  ----------      ----------  ----------  ----------
Income From Investment Operations....
 Net Investment Income (Loss)(A).....       0.20           0.48        0.42        0.70            0.64        0.48        0.58
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........       3.18           6.07        8.42      (16.85)           9.88        5.61        4.13
                                      ----------     ----------  ----------  ----------      ----------  ----------  ----------
   Total From Investment Operations..       3.38           6.55        8.84      (16.15)          10.52        6.09        4.71
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions...................
 Net Investment Income...............      (0.14)         (0.46)      (0.41)      (0.69)          (0.53)      (0.58)      (0.43)
 Net Realized Gains..................      (1.77)         (0.42)      (0.25)      (1.34)          (0.16)         --          --
                                      ----------     ----------  ----------  ----------      ----------  ----------  ----------
   Total Distributions...............      (1.91)         (0.88)      (0.66)      (2.03)          (0.69)      (0.58)      (0.43)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    32.37     $    30.90  $    25.23  $    17.05      $    35.23  $    25.40  $    19.89
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Total Return.........................      11.53%(C)      26.53%      53.39%     (48.37)%(C)      42.08%      31.31%      30.65%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $2,574,363     $2,372,498  $1,966,288  $1,508,260      $3,388,442  $2,344,990  $1,805,186
Ratio of Expenses to Average Net
 Assets(D)...........................       0.60%(B)       0.60%       0.62%       0.60%(B)        0.60%       0.61%       0.69%
Ratio of Net Investment Income to
 Average Net Assets..................       1.29%(B)       1.76%       2.15%       2.59%(B)        2.12%       2.13%       3.28%
--------------------------------------------------------------------------------------------------------------------------------

                                                                 Emerging Markets Small Cap Portfolio
                                      -----------------------------------------------------------------------------------------
                                                                                 Period
                                       Six Months       Year        Year        Dec. 1,         Year        Year        Year
                                          Ended        Ended       Ended        2007 to        Ended       Ended       Ended
                                        April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,    Nov. 30,
                                          2011          2010        2009          2008          2007        2006        2005
--------------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period.............................. $    24.26     $    17.45  $     9.33  $    23.74      $    17.96  $    13.37  $    11.44
                                      ----------     ----------  ----------  ----------      ----------  ----------  ----------
Income From Investment Operations....
 Net Investment Income (Loss)(A).....       0.13           0.34        0.26        0.44            0.31        0.30        0.27
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........       1.31           6.79        8.14      (12.95)           6.86        4.86        2.37
                                      ----------     ----------  ----------  ----------      ----------  ----------  ----------
   Total From Investment Operations..       1.44           7.13        8.40      (12.51)           7.17        5.16        2.64
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions...................
 Net Investment Income...............      (0.10)         (0.32)      (0.28)      (0.41)          (0.26)      (0.26)      (0.22)
 Net Realized Gains..................      (0.76)            --          --       (1.49)          (1.13)      (0.31)      (0.49)
                                      ----------     ----------  ----------  ----------      ----------  ----------  ----------
   Total Distributions...............      (0.86)         (0.32)      (0.28)      (1.90)          (1.39)      (0.57)      (0.71)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    24.84     $    24.26  $    17.45  $     9.33      $    23.74  $    17.96  $    13.37
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Total Return.........................       6.21%(C)      41.33%      91.35%     (57.00)%(C)      42.58%      39.95%      24.27%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $2,135,139     $1,833,038  $1,133,958  $  547,329      $1,458,152  $  838,948  $  482,378
Ratio of Expenses to Average Net
 Assets(D)...........................       0.76%(B)       0.78%       0.80%       0.77%(B)        0.78%       0.81%       0.97%
Ratio of Net Investment Income to
 Average Net Assets..................       1.11%(B)       1.70%       2.05%       2.61%(B)        1.48%       1.92%       2.21%
--------------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes...............................................................

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                     Emerging
                                                                                      Markets
                                                                                       Value
                                                                                    Portfolio-
                                                                                   Institutional
                                                                                       Class
                               Emerging Markets Value Portfolio-Class R2 Shares +     Shares
                               -------------------------------------------        -------------
                                                                       Period
                                                                      Jan. 29,          Six
                               Six Months       Year       Year       2008(a)         Months
                                  Ended        Ended      Ended          to            Ended
                                April 30,     Oct. 31,   Oct. 31,     Oct. 31,       April 30,
                                  2011          2010       2009         2008           2011
---------------------------------------------------------------------------------------------------
                               (Unaudited)                                          (Unaudited)
Net Asset Value, Beginning of
 Period.......................   $ 36.35     $ 46.84    $ 85.43    $187.35         $     36.27
                                 -------     -------    -------    -------         -----------
Income from Investment
 Operations...................
 Net Investment Income (Loss).      0.11(A)     0.56(A)    0.56(A)    3.93(A)             0.16(A)
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................      2.97        9.18      21.36     (92.36)               3.05
                                 -------     -------    -------    -------         -----------
 Total from Investment
   Operations.................      3.08        9.74      21.92     (88.43)               3.21
---------------------------------------------------------------------------------------------------
Less Distributions............
 Net Investment Income........     (0.10)      (7.12)     (6.00)    (13.49)              (0.13)
 Net Realized Gains...........     (1.63)     (13.11)    (54.52)        --               (1.63)
                                 -------     -------    -------    -------         -----------
   Total Distributions........     (1.73)     (20.23)    (60.52)    (13.49)              (1.76)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period   $ 37.70     $ 36.35    $ 46.83    $ 85.43         $     37.72
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Total Return..................      8.93%(C)   29.71%     78.29%    (50.51)%(C)           9.30%(C)
---------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................   $45,012     $39,668    $ 5,082    $ 1,799         $15,352,746
Ratio of Expenses to Average
 Net Assets (D)...............      0.85%(B)    0.86%      0.90%      0.92%(B)(E)         0.59%(B)
Ratio of Net Investment
 Income to Average Net Assets.      0.62%(B)    1.39%      1.39%      3.35%(B)(E)         0.89%(B)
---------------------------------------------------------------------------------------------------






                                           Emerging Markets Value Portfolio-Institutional Class Shares
                               -----------------------------------------------------------------------------------

                                                                Period
                                    Year          Year         Dec. 1,          Year          Year         Year
                                   Ended         Ended         2007 to         Ended         Ended        Ended
                                  Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,      Nov. 30,     Nov. 30,
                                    2010          2009           2008           2007          2006         2005
-------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period....................... $     28.90    $    19.36    $    45.85      $    31.26    $    22.86    $    17.93
                               -----------    ----------    ----------      ----------    ----------    ----------
Income from Investment
 Operations...................
 Net Investment Income (Loss).        0.45(A)       0.38(A)       0.98(A)         0.78(A)       0.60(A)       0.50
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................        8.01         12.41        (25.48)          14.82          8.65          4.96
                               -----------    ----------    ----------      ----------    ----------    ----------
 Total from Investment
   Operations.................        8.46         12.79        (24.50)          15.60          9.25          5.46
-------------------------------------------------------------------------------------------------------------------
Less Distributions............
 Net Investment Income........       (0.39)        (0.34)        (1.00)          (0.63)        (0.60)        (0.44)
 Net Realized Gains...........       (0.70)        (2.91)        (0.99)          (0.38)        (0.25)        (0.09)
                               -----------    ----------    ----------      ----------    ----------    ----------
   Total Distributions........       (1.09)        (3.25)        (1.99)          (1.01)        (0.85)        (0.53)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period $     36.27    $    28.90    $    19.36      $    45.85    $    31.26    $    22.86
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Return..................       30.04%        78.59%       (55.65)%(C)      50.98%        41.55%        31.06%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $11,542,870    $7,401,266    $3,735,580      $7,485,802    $4,283,696    $2,077,480
Ratio of Expenses to Average
 Net Assets (D)...............        0.60%         0.62%         0.60%(B)        0.60%         0.63%         0.70%
Ratio of Net Investment
 Income to Average Net Assets.        1.40%         1.76%         2.82%(B)        2.00%         2.22%         2.45%
-------------------------------------------------------------------------------------------------------------------

+At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)
Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                          Emerging Markets Core Equity Portfolio
                           ---------------------------------------------------------------------------------------------
                                                                                                                    Period
                                                                          Period                                   April 5,
                            Six Months        Year          Year         Dec. 1,          Year         Year        2005(a)
                               Ended         Ended         Ended         2007 to         Ended        Ended           to
                             April 30,      Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,     Nov. 30,      Nov. 30,
                               2011           2010          2009           2008           2007         2006          2005
-------------------------------------------------------------------------------------------------------------------------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period...... $    21.31     $    16.49    $     9.88    $    21.20      $    15.13    $  11.54    $  10.00
                           ----------     ----------    ----------    ----------      ----------    --------    --------
Income From Investment
 Operations...............
 Net Investment Income
   (Loss).................       0.13(A)        0.30(A)       0.25(A)       0.43(A)         0.35(A)     0.27(A)     0.10
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       1.83           4.81          6.56        (11.27)           6.10        3.54        1.51
                           ----------     ----------    ----------    ----------      ----------    --------    --------
   Total From Investment
    Operations............       1.96           5.11          6.81        (10.84)           6.45        3.81        1.61
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions........
 Net Investment Income....      (0.10)         (0.29)        (0.20)        (0.40)          (0.32)      (0.22)      (0.07)
 Net Realized Gains.......         --             --            --         (0.08)          (0.06)         --          --
                           ----------     ----------    ----------    ----------      ----------    --------    --------
   Total Distributions....      (0.10)         (0.29)        (0.20)        (0.48)          (0.38)      (0.22)      (0.07)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    23.17     $    21.31    $    16.49    $     9.88      $    21.20    $  15.13    $  11.54
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Total Return..............       9.24%(C)      31.30%        69.47%       (51.93)%(C)      43.20%      33.39%      16.12%(C)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $5,410,193     $4,179,882    $2,455,035    $1,155,526      $1,829,466    $822,136    $218,563
Ratio of Expenses to
 Average Net Assets.......       0.65%(B)       0.65%         0.67%         0.65%(B)        0.65%       0.74%       1.00%(B)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers and
 Assumption of Expenses
 and/or Recovery of
 Previously Waived Fees)..       0.65%(B)       0.65%         0.67%         0.65%(B)        0.65%       0.72%       1.09%(B)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.20%(B)       1.63%         2.03%         2.62%(B)        1.87%       2.02%       1.79%(B)(E)
Portfolio Turnover Rate...          0%(C)          4%            6%            3%(C)           2%          6%          2%(C)
-------------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes..............................................................

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty operational portfolios, of which twenty-six (the "Portfolios") are included in this report and the remaining thirty-four are presented in separate reports.

   Of the Portfolios, eight invest all of their assets in a corresponding series of The DFA Investment Trust Company and one invests in the Dimensional Emerging Markets Value Fund. DFA Global Real Estate Securities Portfolio invests in two portfolios of the DFA Investment Dimensions Group Inc. and World ex U.S. Value Portfolio invests in portfolios within The DFA Investment Trust Company, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Value Fund.

                                                                                                 Percentage
                                                                                                 Ownership
Feeder Funds                                 Master Funds                                        at 04/30/11
------------                                 ------------                                        -----------
U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                         78%
Japanese Small Company Portfolio             The Japanese Small Company Series                       11%
Asia Pacific Small Company Portfolio         The Asia Pacific Small Company Series                   15%
United Kingdom Small Company Portfolio       The United Kingdom Small Company Series                  3%
Continental Small Company Portfolio          The Continental Small Company Series                     6%
Emerging Markets Portfolio                   The Emerging Markets Series                             94%
Emerging Markets Small Cap Portfolio         The Emerging Markets Small Cap Series                   98%
Emerging Markets Value Portfolio             Dimensional Emerging Markets Value Fund                 98%

Fund of Funds
-------------
International Small Company Portfolio        The Japanese Small Company Series                       89%
                                             The Asia Pacific Small Company Series                   85%
                                             The United Kingdom Small Company Series                 97%
                                             The Continental Small Company Series                    94%
                                             The Canadian Small Company Series                      100%
DFA Global Real Estate Securities Portfolio  DFA Real Estate Securities Portfolio                    14%
                                             DFA International Real Estate Securities Portfolio      32%
World ex U.S. Value Portfolio                Dimensional Emerging Markets Value Fund                  --
                                             DFA International Small Cap Value Portfolio              --
                                             The DFA International Value Series                       --

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities Portfolio and World ex U.S. Value Portfolio also invest in short-term temporary cash investments.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Prior to March 30, 2007, U.S.Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund. See Federal Income Taxes note for more information regarding these transactions.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .  Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Debt Securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are classified as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   Master Fund shares held by DFA Global Real Estate Securities Portfolio and World ex U.S. Value Portfolio are valued at their respective daily net asset value. The Feeder Funds, International Small Company Portfolio and World ex U.S. Value Portfolio's investments reflect proportionate interest in the net assets of their corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S. Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses or Other Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method.

Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Core Equity Portfolio's investments in Thailand and the investments in Thailand held by the Master Funds of Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. Emerging Markets Core Equity Portfolio and the Master Funds of Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio each accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These funds are also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor and Administrator:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

   For the six months ended April 30, 2011, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Enhanced U.S. Large Company Portfolio*............. 0.05%
           U.S. Targeted Value Portfolio*..................... 0.10%
           U.S. Small Cap Value Portfolio*.................... 0.20%
           U.S. Core Equity 1 Portfolio....................... 0.17%
           U.S. Core Equity 2 Portfolio....................... 0.20%
           U.S. Vector Equity Portfolio....................... 0.30%
           U.S. Small Cap Portfolio*.......................... 0.03%
           U.S. Micro Cap Portfolio*.......................... 0.10%
           DFA Real Estate Securities Portfolio............... 0.30%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           DFA International Real Estate Securities Portfolio. 0.35%
           DFA Global Real Estate Securities Portfolio........ 0.35%

               DFA International Small Cap Value Portfolio. 0.65%
               International Vector Equity Portfolio....... 0.45%
               World ex U.S. Value Portfolio............... 0.47%
               Emerging Markets Core Equity Portfolio...... 0.55%

   For the six months ended April 30, 2011, the Feeder Funds' and Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.15%
                 U.S. Large Cap Value Portfolio......... 0.15%
                 U.S. Targeted Value Portfolio*......... 0.25%
                 U.S. Small Cap Value Portfolio*........ 0.30%
                 U.S. Small Cap Portfolio*.............. 0.32%
                 U.S. Micro Cap Portfolio*.............. 0.40%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

   * Effective March 30, 2007, U.S. Targeted Value Portfolio, and on
February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objective and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2012, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2011, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                Previously
                                                Recovery       Waived Fees/
                                             of Previously   Expenses Assumed
                                    Expense   Waived Fees/   Subject to Future
 Institutional Class Shares         Limits  Expenses Assumed     Recovery
 --------------------------         ------- ---------------- -----------------
 U.S. Targeted Value Portfolio (1).  0.50%         --               --
 U.S. Core Equity 1 Portfolio (2)..  0.23%         --               --
 U.S. Core Equity 2 Portfolio (2)..  0.26%         --               --

                                                                                    Previously
                                                                    Recovery       Waived Fees/
                                                                 of Previously   Expenses Assumed
                                                        Expense   Waived Fees/   Subject to Future
Institutional Class Shares                              Limits  Expenses Assumed     Recovery
--------------------------                              ------- ---------------- -----------------
U.S. Vector Equity Portfolio (2).......................  0.36%         --                 --
International Core Equity Portfolio (2)................  0.49%         --                 --
International Small Company Portfolio (3)..............  0.45%         --                 --
Japanese Small Company Portfolio (3)...................  0.47%         --                 --
Asia Pacific Small Company Portfolio (3)...............  0.47%         --                 --
United Kingdom Small Company Portfolio (3).............  0.47%         --              $  54
Continental Small Company Portfolio (3)................  0.47%         --                 --
DFA International Real Estate Securities Portfolio (2).  0.65%         --                 --
DFA Global Real Estate Securities Portfolio (4)........  0.55%         --              3,697
International Vector Equity Portfolio (2)..............  0.60%         --                 --
World ex U.S. Value Portfolio (8)......................  0.60%         --                 80
Emerging Markets Core Equity Portfolio (2).............  0.85%         --                 --

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (5)......................  0.62%         --                 --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (6)......................  0.77%         --                 --
Emerging Markets Value Portfolio (7)...................  0.96%         --                 --

   (1) The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolios Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (3) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses (not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund(s). At any time that the direct expenses of a Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (4) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above. The Advisor has voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.

   (5) The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R1 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (6) The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R2 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R2 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (7) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding administration fees and custodian fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) of the Class R2 shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets, as listed above.

   (8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e. the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset the ("Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis the ("Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses pursuant to this paragraph is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to seek reimbursement for the amount of any Remaining Management Fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $109 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $  6
            U.S. Large Cap Value Portfolio.....................  199
            U.S. Targeted Value Portfolio......................   51
            U.S. Small Cap Value Portfolio.....................  197
            U.S. Core Equity 1 Portfolio.......................   68
            U.S. Core Equity 2 Portfolio.......................  123
            U.S. Vector Equity Portfolio.......................   39
            U.S. Small Cap Portfolio...........................   87
            U.S. Micro Cap Portfolio...........................   99
            DFA Real Estate Securities Portfolio...............   65
            Large Cap International Portfolio..................   46
            International Core Equity Portfolio................  116
            International Small Company Portfolio..............  139
            Japanese Small Company Portfolio...................    4
            Asia Pacific Small Company Portfolio...............    3
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    4
            DFA International Real Estate Securities Portfolio.   21
            DFA Global Real Estate Securities Portfolio........   11
            DFA International Small Cap Value Portfolio........  217
            International Vector Equity Portfolio..............    8
            World ex U.S. Value Portfolio......................   --
            Emerging Markets Portfolio.........................   63
            Emerging Markets Small Cap Portfolio...............   35
            Emerging Markets Value Portfolio...................  232
            Emerging Markets Core Equity Portfolio.............   81

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                          U.S. Government   Other Investment
                                            Securities         Securities
                                         ----------------- ------------------
                                         Purchases  Sales  Purchases  Sales
                                         --------- ------- --------- --------
  Enhanced U.S. Large Company Portfolio.  $35,060  $36,437 $ 88,870  $ 73,339
  U.S. Targeted Value Portfolio.........       --       --  473,318   273,305
  U.S. Small Cap Value Portfolio........       --       --  473,768   657,133

                                                     U.S. Government   Other Investment
                                                       Securities         Securities
                                                    ----------------- ------------------
                                                    Purchases   Sales Purchases  Sales
                                                    --------- ------- --------- --------
U.S. Core Equity 1 Portfolio.......................    --       --    $385,254  $ 64,858
U.S. Core Equity 2 Portfolio.......................    --       --     342,363   206,758
U.S. Vector Equity Portfolio.......................    --       --     187,487    93,928
U.S. Small Cap Portfolio...........................    --       --     601,020   321,897
U.S. Micro Cap Portfolio...........................    --       --     220,298   336,831
DFA Real Estate Securities Portfolio...............    --       --     150,846    60,299
Large Cap International Portfolio..................    --       --     130,669    30,612
International Core Equity Portfolio................    --       --     529,912    82,929
DFA International Real Estate Securities Portfolio.    --       --     112,312    72,054
DFA International Small Cap Value Portfolio........    --       --     864,586   804,411
International Vector Equity Portfolio..............    --       --      70,757    14,972
Emerging Markets Core Equity Portfolio.............    --       --     832,943    19,988

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies", non-deductible offering costs, foreign bond bifurcation, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          Increase       Increase
                                                         (Decrease)     (Decrease)
                                          Increase     Undistributed   Accumulated
                                         (Decrease)    Net Investment  Net Realized
                                       Paid-In Capital     Income     Gains (Losses)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.          --        $   (15)       $     15
U.S. Large Cap Value Portfolio........          --             --              --
U.S. Targeted Value Portfolio.........     $    30           (200)            170
U.S. Small Cap Value Portfolio........      55,514           (388)        (55,126)
U.S. Core Equity 1 Portfolio..........          --            (16)             16
U.S. Core Equity 2 Portfolio..........          --            (42)             42
U.S. Vector Equity Portfolio..........          --            (24)             24
U.S. Small Cap Portfolio..............        (104)          (144)            248
U.S. Micro Cap Portfolio..............          --           (258)            258
DFA Real Estate Securities Portfolio..          --              4              (4)
Large Cap International Portfolio.....          --            383            (383)
International Core Equity Portfolio...         (13)           971            (958)
International Small Company Portfolio.      (8,877)        11,998          (3,121)

                                                                       Increase       Increase
                                                                      (Decrease)     (Decrease)
                                                       Increase     Undistributed   Accumulated
                                                      (Decrease)    Net Investment  Net Realized
                                                    Paid-In Capital     Income     Gains (Losses)
                                                    --------------- -------------- --------------
Japanese Small Company Portfolio...................      $(4,574)      $    81        $  4,493
Asia Pacific Small Company Portfolio...............         (259)          100             159
United Kingdom Small Company Portfolio.............          (74)           33              41
Continental Small Company Portfolio................         (195)          476            (281)
DFA International Real Estate Securities Portfolio.          136           790            (926)
DFA Global Real Estate Securities Portfolio........          101          (101)             --
DFA International Small Cap Value Portfolio........       13,148        16,536         (29,684)
International Vector Equity Portfolio..............          207           (62)           (145)
World ex U.S. Value Portfolio......................           (4)            6              (2)
Emerging Markets Portfolio.........................       15,558        (2,642)        (12,916)
Emerging Markets Small Cap Portfolio...............        2,294          (295)         (1,999)
Emerging Markets Value Portfolio...................       48,632       (11,121)        (37,511)
Emerging Markets Core Equity Portfolio.............           --          (776)            776

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2009 and the year ended October 31, 2010 were as follows (amounts in thousands):

                                         Net Investment
                                             Income
                                         and Short-Term   Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------

  Enhanced U.S. Large Company Portfolio
  2009..................................    $ 19,564          --      $ 19,564
  2010..................................       1,589          --         1,589

  U.S. Large Cap Value Portfolio
  2009..................................     130,238          --       130,238
  2010..................................     116,599          --       116,599

  U.S. Targeted Value Portfolio
  2009..................................      14,179          --        14,179
  2010..................................      12,576         $ 7        12,583

  U.S. Small Cap Value Portfolio
  2009..................................      69,882          --        69,882
  2010..................................      25,747          --        25,747

  U.S. Core Equity 1 Portfolio
  2009..................................      31,598          --        31,598
  2010..................................      31,326          --        31,326

  U.S. Core Equity 2 Portfolio
  2009..................................      55,009          --        55,009
  2010..................................      53,941          --        53,941

                                                    Net Investment
                                                        Income
                                                    and Short-Term   Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- -------

U.S. Vector Equity Portfolio
2009...............................................    $16,454          --       $16,454
2010...............................................     14,799          --        14,799

U.S. Small Cap Portfolio
2009...............................................     26,412          --        26,412
2010...............................................     21,528          --        21,528

U.S. Micro Cap Portfolio
2009...............................................     57,816          --        57,816
2010...............................................     17,526          --        17,526

DFA Real Estate Securities Portfolio
2009...............................................     95,934          --        95,934
2010...............................................     70,908          --        70,908

Large Cap International Portfolio
2009...............................................     32,286          --        32,286
2010...............................................     40,390          --        40,390

International Core Equity Portfolio
2009...............................................     77,469          --        77,469
2010...............................................     83,173          --        83,173

International Small Company Portfolio
2009...............................................     81,118          --        81,118
2010...............................................     84,604          --        84,604

Japanese Small Company Portfolio
2009...............................................      2,426          --         2,426
2010...............................................      1,845          --         1,845

Asia Pacific Small Company Portfolio
2009...............................................      2,724          --         2,724
2010...............................................      3,162          --         3,162

United Kingdom Small Company Portfolio
2009...............................................        658          --           658
2010...............................................        694          --           694

Continental Small Company Portfolio
2009...............................................      2,087          --         2,087
2010...............................................      1,863          --         1,863

DFA International Real Estate Securities Portfolio
2009...............................................     11,227          --        11,227
2010...............................................     79,025          --        79,025

                                             Net Investment
                                                 Income
                                             and Short-Term   Long-Term
                                             Capital Gains  Capital Gains  Total
                                             -------------- ------------- --------

DFA Global Real Estate Securities Portfolio
2009........................................    $  2,370            --    $  2,370
2010........................................      30,971            --      30,971

DFA International Small Cap Value Portfolio
2009........................................     108,717      $ 25,188     133,905
2010........................................     108,095         6,990     115,085

International Vector Equity Portfolio
2009........................................       3,671            --       3,671
2010........................................       5,534            54       5,588

Emerging Markets Portfolio
2009........................................      36,673        23,932      60,605
2010........................................      40,081        42,220      82,301

Emerging Markets Small Cap Portfolio
2009........................................      16,832            --      16,832
2010........................................      22,951         1,637      24,588

Emerging Markets Value Portfolio
2009........................................     114,611       518,510     633,121
2010........................................     190,697       142,234     332,931

Emerging Markets Core Equity Portfolio
2009........................................      29,028            --      29,028
2010........................................      48,768            --      48,768

   World ex U.S. Value Portfolio commenced operations on August 23, 2010 and did not pay any distributions for the year ended October 31, 2010.

   At October 31, 2010, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                    Net Investment
                                                        Income
                                                    and Short-Term   Long-Term
                                                    Capital Gains  Capital Gains  Total
-                                                   -------------- ------------- -------
U.S. Targeted Value Portfolio......................    $    22        $     7    $    29
DFA International Real Estate Securities Portfolio.        162             --        162
DFA Global Real Estate Securities Portfolio........        101             --        101
DFA International Small Cap Value Portfolio........      6,406          6,990     13,396
International Vector Equity Portfolio..............        154             54        208
Emerging Markets Portfolio.........................      3,182         12,406     15,588
Emerging Markets Small Cap Portfolio...............        657          1,637      2,294
Emerging Markets Value Portfolio...................     10,256         25,596     35,852

   At October 31, 2010, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                    Undistributed                               Total Net
                                                    Net Investment                            Distributable
                                                      Income and   Undistributed   Capital      Earnings
                                                      Short-Term     Long-Term       Loss     (Accumulated
                                                    Capital Gains  Capital Gains Carryforward    Losses)
                                                    -------------- ------------- ------------ -------------
Enhanced U.S. Large Company Portfolio..............    $    60             --    $   (83,155)  $   (83,095)
U.S. Large Cap Value Portfolio.....................     17,615             --     (1,943,065)   (1,925,450)
U.S. Targeted Value Portfolio......................      2,337       $  4,739             --         7,076
U.S. Small Cap Value Portfolio.....................      3,841             --       (111,515)     (107,674)
U.S. Core Equity 1 Portfolio.......................      6,246             --        (81,149)      (74,903)
U.S. Core Equity 2 Portfolio.......................     12,077             --        (84,843)      (72,766)
U.S. Vector Equity Portfolio.......................      2,999             --        (83,542)      (80,543)
U.S. Small Cap Portfolio...........................      4,727             --       (202,569)     (197,842)
U.S. Micro Cap Portfolio...........................      3,313             --       (269,190)     (265,877)
DFA Real Estate Securities Portfolio...............     13,051             --       (190,348)     (177,297)
Large Cap International Portfolio..................      6,285             --       (168,708)     (162,423)
International Core Equity Portfolio................     23,835             --        (79,551)      (55,716)
International Small Company Portfolio..............     62,669             --        (75,782)      (13,113)
Japanese Small Company Portfolio...................        746             --        (86,440)      (85,694)
Asia Pacific Small Company Portfolio...............      4,232             --        (33,364)      (29,132)
United Kingdom Small Company Portfolio.............        216             --         (2,879)       (2,663)
Continental Small Company Portfolio................        655             --        (29,435)      (28,780)
DFA International Real Estate Securities Portfolio.     99,500             --        (86,757)       12,743
DFA Global Real Estate Securities Portfolio........      5,020             --         (2,755)        2,265
DFA International Small Cap Value Portfolio........     52,524        138,419             --       190,943
International Vector Equity Portfolio..............      2,022          2,417             --         4,439
World ex U.S. Value Portfolio......................         78            194            272           544
Emerging Markets Portfolio.........................      3,780        136,068             --       139,848
Emerging Markets Small Cap Portfolio...............      3,840         58,346             --        62,186
Emerging Markets Value Portfolio...................     82,579        479,238             --       561,817
Emerging Markets Core Equity Portfolio.............      9,681             --        (53,657)      (43,976)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2010, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                       2011 2012 2013 2014  2015    2016      2017     2018     Total
-                                      ---- ---- ---- ---- ------ -------- ---------- ------- ----------
Enhanced U.S. Large Company Portfolio.  --   --   --   --      -- $ 83,155         --      -- $   83,155
U.S. Large Cap Value Portfolio........  --   --   --   --      --       -- $1,943,065      --  1,943,065
U.S. Small Cap Value Portfolio........  --   --   --   --      --       --    111,515      --    111,515
U.S. Core Equity 1 Portfolio..........  --   --   --   --  $2,284   18,644     60,221      --     81,149
U.S. Core Equity 2 Portfolio..........  --   --   --   --   5,654   42,181     37,008      --     84,843
U.S. Vector Equity Portfolio..........  --   --   --   --      --    3,326     80,216      --     83,542
U.S. Small Cap Portfolio..............  --   --   --   --      --  202,067        502      --    202,569
U.S. Micro Cap Portfolio..............  --   --   --   --      --  207,930     61,260      --    269,190
DFA Real Estate Securities Portfolio..  --   --   --   --      --   82,044     62,969 $45,335    190,348
Large Cap International Portfolio.....  --   --   --   --      --   19,004    135,393  14,311    168,708
International Core Equity Portfolio...  --   --   --   --      --       --     79,551      --     79,551
International Small Company Portfolio.  --   --   --   --      --       --     75,782      --     75,782

                                                     2011    2012   2013   2014   2015   2016    2017    2018    Total
                                                    ------- ------ ------ ------ ------ ------- ------- ------- -------
Japanese Small Company Portfolio................... $19,912 $3,801 $3,055 $2,451 $8,004 $23,057 $13,952 $12,208 $86,440
Asia Pacific Small Company Portfolio...............     501  1,151    907    864     --  21,680   8,261      --  33,364
United Kingdom Small Company Portfolio.............      --     --     --     --     --     892   1,987      --   2,879
Continental Small Company Portfolio................      --     --     --     --     --  16,959   7,224   5,252  29,435
DFA International Real Estate Securities Portfolio       --     --     --     --     46  13,446  34,576  38,689  86,757
DFA Global Real Estate Securities Portfolio........      --     --     --     --     --      --      --   2,755   2,755
Emerging Markets Core Equity Portfolio.............      --     --     --     --     --  27,213  26,444      --  53,657

   During the year ended October 31, 2010, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

             Enhanced U.S. Large Company Portfolio....... $ 24,806
             U.S. Large Cap Value Portfolio..............  498,328
             U.S. Targeted Value Portfolio...............   82,599
             U.S. Small Cap Value Portfolio..............  462,423
             U.S. Core Equity 1 Portfolio................      981
             U.S. Core Equity 2 Portfolio................    9,909
             U.S. Vector Equity Portfolio................   11,136
             U.S. Small Cap Portfolio....................  178,052
             U.S. Micro Cap Portfolio....................  245,602
             International Core Equity Portfolio.........   18,702
             International Small Company Portfolio.......  155,578
             Asia Pacific Small Company Portfolio........    5,335
             United Kingdom Small Company Portfolio......      129
             DFA International Small Cap Value Portfolio.   32,601
             International Vector Equity Portfolio.......    3,383
             Emerging Markets Small Cap Portfolio........   37,102
             Emerging Markets Core Equity Portfolio......   35,738

   For the year ended October 31, 2010, Japanese Small Company Portfolio had capital loss carryforward expirations of $4,453 (in thousands).

   Some of the Portfolios' investments and investments held by the Master Funds are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2010, the following Portfolios had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2010, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

                                                    Mark to Market Realized Gains
                                                    -------------- --------------
Large Cap International Portfolio..................    $  1,994            --
International Core Equity Portfolio................       6,636       $   660
International Small Company Portfolio..............      30,541         9,481
Japanese Small Company Portfolio...................         109             3
Asia Pacific Small Company Portfolio...............       3,577            44
United Kingdom Small Company Portfolio.............          12            --
Continental Small Company Portfolio................          54           425
DFA International Real Estate Securities Portfolio.     102,024           688
DFA International Small Cap Value Portfolio........      14,397        19,367
International Vector Equity Portfolio..............         929            15
World ex U.S. Value Portfolio......................          --            --
Emerging Markets Portfolio.........................         434            --
Emerging Markets Small Cap Portfolio...............         590           285
Emerging Markets Value Portfolio...................         292             4
Emerging Markets Core Equity Portfolio.............       1,040            --

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                Net
                                                                                             Unrealized
                                                     Federal    Unrealized    Unrealized    Appreciation
                                                     Tax Cost  Appreciation (Depreciation) (Depreciation)
                                                    ---------- ------------ -------------- --------------
Enhanced U.S. Large Company Portfolio.............. $  173,885  $    4,562   $      (121)    $    4,441
U.S. Large Cap Value Portfolio.....................  5,528,601   2,639,034       (33,865)     2,605,169
U.S. Targeted Value Portfolio......................  2,716,433     795,479      (128,476)       667,003
U.S. Small Cap Value Portfolio.....................  8,004,369   2,577,087    (1,006,718)     1,570,369
U.S. Core Equity 1 Portfolio.......................  3,362,560     889,724      (159,897)       729,827
U.S. Core Equity 2 Portfolio.......................  5,598,062   1,508,983      (426,081)     1,082,902
U.S. Vector Equity Portfolio.......................  1,851,902     518,586      (155,329)       363,257
U.S. Small Cap Portfolio...........................  4,461,462   1,540,902      (348,151)     1,192,751
U.S. Micro Cap Portfolio...........................  3,391,506   1,460,307      (536,791)       923,516
DFA Real Estate Securities Portfolio...............  2,994,218   1,009,048      (156,864)       852,184
Large Cap International Portfolio..................  1,884,007     568,336      (164,202)       404,134
International Core Equity Portfolio................  6,507,005   1,288,195      (533,092)       755,103
International Small Company Portfolio..............  5,639,000   1,905,064      (546,584)     1,358,480
Japanese Small Company Portfolio...................    228,185      70,225      (129,314)       (59,089)
Asia Pacific Small Company Portfolio...............    131,801      89,080       (51,223)        37,857
United Kingdom Small Company Portfolio.............     31,024      29,728       (21,336)         8,392
Continental Small Company Portfolio................    116,471     101,096       (59,640)        41,456
DFA International Real Estate Securities Portfolio   1,240,003     146,570       (83,993)        62,577
DFA Global Real Estate Securities Portfolio........    611,140     232,074       (26,843)       205,231
DFA International Small Cap Value Portfolio........  9,261,087   2,374,337    (1,407,931)       966,406
International Vector Equity Portfolio..............    425,115     151,474       (15,294)       136,180
World ex U.S. Value Portfolio......................     35,783       6,860           572          7,432
Emerging Markets Portfolio.........................  1,179,239   1,473,244       (77,197)     1,396,047

                                                                                     Net
                                                                                  Unrealized
                                         Federal     Unrealized    Unrealized    Appreciation
                                         Tax Cost   Appreciation (Depreciation) (Depreciation)
                                        ----------- ------------ -------------- --------------
Emerging Markets Small Cap Portfolio... $ 1,439,542  $  770,701    $ (74,294)     $  696,407
Emerging Markets Value Portfolio.......  11,261,434   4,735,469     (593,849)      4,141,620
Emerging Markets Core Equity Portfolio.   4,228,409   1,796,793     (152,727)      1,644,066

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax postions and has concluded that no provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master-feeder structure, each with a RIC feeder ("the Portfolios"), having 100% investment in their respective master fund, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective portfolios (the RIC feeders), with the respective portfolios deemed the surviving entities. The final tax year end of the Master Funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Code (S)337(a), each of the master funds recognizes no gain or loss and, pursuant to Code (S)332(a), each of the Portfolios recognizes no gain or loss on the deemed liquidation. However, pursuant to IRC (S)332 (c), each of the aforementioned Portfolios has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code
(S)334(b)(1) and (S)1223, each of the Portfolios will maintain each respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

   On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master-feeder structure and Enhanced U.S. Large Company Portfolio ("the Portfolio"), having 100% investment in its respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change the Series' federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the Portfolio, with the Portfolio deemed the surviving entity. The final tax year end of the Master Fund was October 31, 2008. For Federal income tax purposes, pursuant to Code (S)337(a), the Master Fund did not recognize any gain or loss and, pursuant to Code (S)332(a), the

Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), the Portfolio has recognized the Master Fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code (S)334(b)(1) and (S)1223, the Portfolio will maintain its respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder (Emerging Markets Value Portfolio) and other direct client investors, made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the master fund was October 31, 2009.

   For federal income tax purposes, pursuant to Code (S)336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code (S)331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code (S)334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code
(S)332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for the tax year ended October 31, 2009.

   Certain prior year balances have been reclassified to conform with current year presentation. Such reclassifications impacted the paid-in capital, undistributed net investment income/distributions in excess of net investment income and accumulated net realized gain/loss components of net assets on the statements of assets and liabilities of International Small Company Portfolio and Emerging Markets Value Portfolio. These reclassifications had no impact on net assets, net asset value, the financial highlights or total return.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                            Six Months              Year
                                                              Ended                 Ended
                                                          April 30, 2011        Oct. 31, 2010
                                                       -------------------  --------------------
                                                         Amount     Shares     Amount     Shares
                                                       ----------  -------  -----------  -------

U.S. Targeted Value Portfolio

Class R1 Shares
 Shares Issued........................................ $    6,540      391  $     7,401      778
 Shares Issued in Lieu of Cash Distributions..........        239       15          312       35
 Shares Redeemed......................................     (4,337)    (257)      (5,936)    (632)
 Shares Reduced by Reverse Stock Split................         --       (2)          --   (1,314)
                                                       ----------  -------  -----------  -------
Net Increase (Decrease) -- Class R1 Shares............ $    2,442      147  $     1,777   (1,133)
                                                       ==========  =======  ===========  =======

Class R2 Shares
 Shares Issued........................................ $    4,897      303  $     5,859      572
 Shares Issued in Lieu of Cash Distributions..........         34        2           29        3
 Shares Redeemed......................................     (3,133)    (192)      (3,559)    (360)
 Shares Reduced by Reverse Stock Split................         --       (7)          --     (159)
                                                       ----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    1,798      106  $     2,329       56
                                                       ==========  =======  ===========  =======

Institutional Class Shares
 Shares Issued........................................ $  541,614   31,836  $   897,844   63,857
 Shares Issued in Lieu of Cash Distributions..........     12,763      786       11,187      862
 Shares Redeemed......................................   (356,577) (21,160)    (512,167) (37,960)
                                                       ----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $  197,800   11,462  $   396,864   26,759
                                                       ==========  =======  ===========  =======

Emerging Markets Value Portfolio

Class R2 Shares
 Shares Issued........................................ $   47,533    1,733  $    34,637   18,214
 Shares Issued in Lieu of Cash Distributions..........      1,917       55        6,798    3,947
 Shares Redeemed......................................    (45,863)  (1,458)      (6,985)  (3,724)
 Shares Reduced by Conversion of Shares...............         --  (19,608)          --       --
                                                       ----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    3,587  (19,278) $    34,450   18,437
                                                       ==========  =======  ===========  =======

Institutional Class Shares
 Shares Issued........................................ $3,429,521   95,992  $ 3,313,583  103,334
 Shares Issued in Lieu of Cash Distributions..........    545,949   15,779      265,972    8,765
 Shares Redeemed......................................   (817,377) (23,016)  (1,555,298) (49,938)
                                                       ----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $3,158,093   88,755  $ 2,024,257   62,161
                                                       ==========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been retroactively restated to reflect the reverse stock splits for the respective Class R1 Shares and Class R2 Shares.

   The Board of Directors/Trustees of DFA Investment Dimensions Group Inc. authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares has a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the six-month period ended April 30, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

At April 30, 2011, Enhanced U.S. Large Company Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio*

                                                                  Unrealized
                                                                    Foreign
   Settlement Currency                   Contract     Value at     Exchange
      Date     Amount   Currency Sold     Amount   April 30, 2011 Gain (Loss)
   ---------- -------- ----------------- --------  -------------- -----------
    05/04/11.   29,539 Canadian Dollars  $ 30,967     $ 31,216      $   249
    05/04/11.  (4,322) Canadian Dollars    (4,541)      (4,567)         (26)
    05/04/11. (25,217) Canadian Dollars   (25,898)     (26,649)        (751)
    06/01/11. (29,627) Canadian Dollars   (31,040)     (31,289)        (249)
    05/04/11.          UK Pound
                 3,236 Sterling             5,347        5,405           58
    05/04/11.          UK Pound
               (3,236) Sterling            (5,194)      (5,405)        (211)
    06/01/11.          UK Pound
               (3,255) Sterling            (5,377)      (5,434)         (57)
    05/04/11.    4,726 Euro                 6,926        6,998           72
    05/04/11.    2,884 Euro                 4,177        4,272           95
    05/04/11.  (7,610) Euro               (10,803)     (11,270)        (467)
    06/01/11.  (4,730) Euro                (6,928)      (7,000)         (72)
                                         --------     --------      -------
                                         $(42,364)    $(43,723)     $(1,359)
                                         ========     ========      =======

*During the six months ended April 30, 2011, the Portfolio's average cost of forward currency contracts was $(49,600) (in thousands).

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio uses stock index futures to hedge against changes in equity securities' prices in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2011, the following Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                        Expiration Number of  Contract Unrealized
                                         Description       Date    Contracts*  Value   Gain (Loss)
                                       -------------    ---------- ---------- -------- -----------
Enhanced U.S. Large Company Portfolio. S&P 500 Index(R) 06/17/2011    489     $166,223   $5,422
  Securities have been segregated as collateral for open futures contracts......................

*During the six months ended April 30, 2011 the Portfolio's average notional value of outstanding futures contracts was $154,531 (in thousands).

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios' derivative instrument holdings for the six months ended April 30, 2011.

       The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2011:

                                      Location on the Statements of Assets and Liabilities
-                           -------------------------------------------------------------------------
     Derivative Type                 Asset Derivatives                  Liability Derivatives
--------------------------- ------------------------------------ ------------------------------------
Foreign exchange contracts. Unrealized Gain on Forward Currency  Unrealized Loss on Forward Currency
                            Contracts                            Contracts

Equity contracts........... Receivables: Futures Margin
                              Variation.........................

       The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2011 (amounts in thousands):

                                                         Asset Derivatives Value
                                                      ----------------------------
                                        Total Value    Foreign
                                             at       Exchange          Equity
                                       April 30, 2011 Contracts       Contracts
                                       -------------- ---------    ----------------
Enhanced U.S. Large Company Portfolio.        $5,896        $474        $5,422*

                                                       Liability Derivatives Value
                                                      ----------------------------
                                                       Foreign
                                       Total Value at Exchange
                                       April 30, 2011 Contracts    Equity Contracts
                                       -------------- ---------    ----------------
Enhanced U.S. Large Company Portfolio.       $(1,833)     $(1,833)        --

*Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

       The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the six months ended
April 30, 2011 (amounts in thousands):

     Derivative Type               Location of Gain (Loss) on Derivatives Recognized in Income
--------------------------- ---------------------------------------------------------------------------
Foreign exchange contracts. Net Realized Gain (Loss) on: Foreign Currency Transactions Change in
                            Unrealized Appreciation (Depreciation) of: Translation of Foreign Currency
                            Denominated Amounts

Equity contracts........... Net Realized Gain (Loss) on: Futures Change in Unrealized Appreciation
                            (Depreciation) of: Futures

       The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2011 (amounts in thousands):

                                                 Realized Gain (Loss)
                                                    on Derivatives
                                                 Recognized in Income
                                             -------------------------------
                                                         Foreign
                                                        Exchange    Equity
                                               Total    Contracts  Contracts
                                             --------   ---------  ---------
      Enhanced U.S. Large Company Portfolio. $ 27,248    $(1,673)  $ 28,921
      U.S. Targeted Value Portfolio*........        9         --          9
      U.S. Small Cap Portfolio*.............      930         --        930

                                                 Change in Unrealized
                                             Appreciation (Depreciation) on
                                             Derivatives Recognized in Income
                                             -------------------------------
                                                         Foreign
                                                        Exchange    Equity
                                               Total    Contracts  Contracts
                                             --------   ---------  ---------
      Enhanced U.S. Large Company Portfolio. $(6,171)    $(1,186)  $(4,985)

   *As of April 30, 2011, there were no futures contracts outstanding. During the six months ended April 30, 2011, the Portfolio had limited activity in futures contracts.

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit.

   For the six months ended April 30, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                               Weighted      Weighted    Number of   Interest Maximum Amount
                                                Average      Average        Days     Expense  Borrowed During
                                             Interest Rate Loan Balance Outstanding* Incurred   the Period
                                             ------------- ------------ ------------ -------- ---------------
DFA Global Real Estate Securities Portfolio.     1.93%        $4,770         1          --        $4,770

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2011 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                                       Average      Average        Days     Expense  Borrowed During
                                                    Interest Rate Loan Balance Outstanding* Incurred   the Period
                                                    ------------- ------------ ------------ -------- ---------------
U.S. Targeted Value Portfolio......................     0.92%       $ 1,675         11         --        $ 3,038
U.S. Small Cap Value Portfolio.....................     0.94%         2,192         9         $ 1         10,491
U.S. Core Equity 2 Portfolio.......................     0.92%         4,188         5           1          7,690
U.S. Vector Equity Portfolio.......................     0.90%         8,110         1          --          8,110
U.S. Small Cap Portfolio...........................     0.90%         4,160         7           1         11,611
U.S. Micro Cap Portfolio...........................     0.86%         6,908         13          2         15,925
DFA Real Estate Securities Portfolio...............     0.93%         5,182         6           1         14,265
Large Cap International Portfolio..................     0.93%         1,657         5          --          2,086
International Core Equity Portfolio................     0.90%           910         1          --            910
International Small Company Portfolio..............     0.93%         3,757         13          1          7,646
DFA International Real Estate Securities Portfolio      0.93%        11,492         11          3         19,502
DFA Global Real Estate Securities Portfolio             0.94%         5,529         18          3         32,769
DFA International Small Cap Value Portfolio........     0.92%         2,781         23          2         10,166
World ex U.S. Value Portfolio......................     0.91%            46         1          --             46
Emerging Markets Core Equity Portfolio.............     0.93%         4,114         9           1          6,987

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2011 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2011.

J. Securities Lending:

   As of April 30, 2011, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. In addition, Emerging Markets Core Equity Portfolio received non-cash collateral with a market value of $98,204 (in thousands). Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least
(i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and
(iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repuchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2010, U.S. Small Cap Value Portfolio realized net gains of in-kind redemptions in the amount of $56,505 (amount in thousands).

N. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

O. Other:

   At April 30, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                                Approximate
                                                                                                 Percentage
                                                                                   Number of   of Outstanding
                                                                                  Shareholders     Shares
-                                                                                 ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class Shares..............      2            74%
U.S. Large Cap Value Portfolio -- Institutional Class Shares.....................      3            76%
U.S. Targeted Value Portfolio -- Class R1 Shares.................................      1            95%
U.S. Targeted Value Portfolio -- Class R2 Shares.................................      2            79%
U.S. Targeted Value Portfolio -- Institutional Class Shares......................      2            55%
U.S. Small Cap Value Portfolio -- Institutional Class Shares.....................      2            52%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares.......................      3            65%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares.......................      3            65%
U.S. Vector Equity Portfolio -- Institutional Class Shares.......................      4            89%
U.S. Small Cap Portfolio -- Institutional Class Shares...........................      3            49%
U.S. Micro Cap Portfolio -- Institutional Class Shares...........................      2            57%
DFA Real Estate Securities Portfolio -- Institutional Class Shares...............      3            73%
Large Cap International Portfolio -- Institutional Class Shares..................      2            71%
International Core Equity Portfolio -- Institutional Class Shares................      3            70%
International Small Company Portfolio -- Institutional Class Shares..............      2            47%
Japanese Small Company Portfolio -- Institutional Class Shares...................      3            62%
Asia Pacific Small Company Portfolio -- Institutional Class Shares...............      3            80%
United Kingdom Small Company Portfolio -- Institutional Class Shares.............      2            89%
Continental Small Company Portfolio -- Institutional Class Shares................      4            84%
DFA International Real Estate Securities Portfolio -- Institutional Class Shares.      3            83%
DFA Global Real Estate Securities Portfolio -- Institutional Class Shares........      3            93%
DFA International Small Cap Value Portfolio -- Institutional Class Shares........      2            49%
International Vector Equity Portfolio -- Institutional Class Shares..............      3            87%
World ex U.S. Value Portfolio -- Institutional Class Shares......................      3            92%
Emerging Markets Portfolio -- Institutional Class Shares.........................      3            68%
Emerging Markets Small Cap Portfolio -- Institutional Class Shares...............      1            28%
Emerging Markets Value Portfolio -- Class R2 Shares..............................      1            78%
Emerging Markets Value Portfolio -- Institutional Class Shares...................      2            29%
Emerging Markets Core Equity Portfolio -- Institutional Class Shares.............      2            57%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are The U.S. Large Cap Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                          DISCLOSURE OF FUND EXPENSES

                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

                                    For the Period November 8, 2010 to April 30, 2011
     EXPENSE TABLES
                                    Beginning     Ending                   Expenses
                                     Account     Account      Annualized     Paid
                                      Value       Value        Expense      During
                                    11/09/10     04/30/11       Ratio*     Period*
                                    ---------     ---------   ----------   --------
     Actual Fund Return............ $1,000.00    $1,143.98      0.55%       $2.81
     Hypothetical 5% Annual Return. $1,000.00    $1,022.07      0.55%       $2.76

--------
* The Fund commenced operations on November 8, 2010. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (174), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the six-months ended April 30, 2011 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Corporate..........  57.2%
Government.........  13.3%
Foreign Corporate..  16.1%
Foreign Government.  10.0%
Supranational......   3.4%
                    ------
                    100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                 Face
                                                Amount^      Value+
                                                -------      -----
                                                 (000)
            BONDS -- (78.8%)
            AUSTRALIA -- (2.4%)
            BHP Billiton Finance USA, Ltd.
            (u)5.125%, 03/29/12                    700  $   729,770
            (u)5.500%, 04/01/14                    960    1,069,362
            Telstra Corp., Ltd.
            (u)6.375%, 04/01/12                  1,250    1,315,109
            Westpac Banking Corp. NL
            (u)2.250%, 11/19/12                  2,000    2,038,364
                                                        -----------
            TOTAL AUSTRALIA                               5,152,605
                                                        -----------

            AUSTRIA -- (1.0%)
            Oesterreichische Kontrollbank AG
            (u)1.375%, 01/21/14                  2,000    2,013,318
                                                        -----------

            CANADA -- (8.0%)
            Bank of Nova Scotia
            (u)2.375%, 12/17/13                  2,800    2,865,369
            Canadian National Railway Co.
            (u)4.400%, 03/15/13                  1,150    1,222,607
            Canadian Natural Resources, Ltd.
            (u)5.150%, 02/01/13                    625      667,379
            Export Development Canada
            (u)2.375%, 03/19/12                  1,000    1,018,427
            Manitoba, Province of Canada
            (u)2.125%, 04/22/13                  1,500    1,538,614
            Ontario, Province of Canada
            (u)1.875%, 11/19/12                  1,000    1,019,955
            (u)4.375%, 02/15/13                    600      638,690
            (u)1.375%, 01/27/14                  1,300    1,308,359
            Potash Corp. of Saskatchewan, Inc.
            (u)7.750%, 05/31/11                    350      351,817
            Royal Bank of Canada
            (u)2.250%, 03/15/13                  1,400    1,441,509
            (u)1.125%, 01/15/14                  1,000      997,351
            Saskatchewan, Province of Canada
            (u)7.375%, 07/15/13                  1,800    2,047,752
            TransCanada Pipelines, Ltd.
            (u)4.000%, 06/15/13                  1,475    1,561,795
                                                        -----------
            TOTAL CANADA                                 16,679,624
                                                        -----------

            FRANCE -- (1.9%)
            BNP Paribas SA
            (u)2.125%, 12/21/12                  2,000    2,032,592
            Total Capital SA
            (u)5.000%, 05/22/12                  1,500    1,567,633

                                                     Face
                                                    Amount^     Value+
                                                    -------     -----
                                                     (000)
         FRANCE -- (Continued)
         Veolia Environnement SA
         (u)5.250%, 06/03/13                           425  $  455,085
                                                            ----------
         TOTAL FRANCE                                        4,055,310
                                                            ----------

         GERMANY -- (2.0%)
         Deutsche Bank AG
         (u)4.875%, 05/20/13                         1,300   1,387,732
         Kreditanstalt fuer Wiederaufbau AG
         (u)1.375%, 07/15/13                         1,700   1,721,876
         Landwirtschaftliche Rentenbank
         (u)1.875%, 09/24/12                         1,000   1,018,683
                                                            ----------
         TOTAL GERMANY                                       4,128,291
                                                            ----------

         NETHERLANDS -- (1.2%)
         Deutsche Telekom International Finance NV
         (u)5.250%, 07/22/13                           525     568,077
         Nederlandse Waterschapsbank
         (u)5.375%, 09/04/12                         1,000   1,063,000
         Shell International Finance NV
         (u)1.300%, 09/22/11                         1,000   1,004,289
                                                            ----------
         TOTAL NETHERLANDS                                   2,635,366
                                                            ----------

         NORWAY -- (1.4%)
         Eksportfinans ASA
         (u)1.875%, 04/02/13                         2,800   2,850,907
                                                            ----------

         SUPRANATIONAL ORGANIZATION
          OBLIGATIONS -- (2.7%)
         Asian Development Bank
         (u)1.625%, 07/15/13                         1,200   1,222,228
         European Investment Bank
         (u)2.625%, 11/15/11                         1,000   1,012,579
         Inter-American Development Bank
         (u)1.750%, 10/22/12                         1,300   1,322,376
         International Bank for Reconstruction &
          Development
         (u)2.000%, 04/02/12                         1,000   1,015,246
         Nordic Investment Bank
         (u)1.625%, 01/28/13                         1,000   1,017,245
                                                            ----------

         TOTAL SUPRANATIONAL ORGANIZATION
          OBLIGATIONS                                        5,589,674
                                                            ----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED



                                                   Face
                                                  Amount^     Value+
                                                  -------     -----
                                                   (000)
            SWITZERLAND -- (1.7%)
            Credit Suisse AG
            (u)5.000%, 05/15/13                    1,625  $1,741,709
            UBS AG
            (u)2.250%, 08/12/13                    1,735   1,763,338
                                                          ----------
            TOTAL SWITZERLAND                              3,505,047
                                                          ----------

            UNITED KINGDOM -- (2.4%)
            Barclays Bank P.L.C.
            (u)5.450%, 09/12/12                    2,000   2,119,774
            BP Capital Markets P.L.C.
            (u)5.250%, 11/07/13                    1,325   1,436,444
            Diageo Capital P.L.C.
            (u)5.200%, 01/30/13                    1,450   1,554,162
                                                          ----------
            TOTAL UNITED KINGDOM                           5,110,380
                                                          ----------

            UNITED STATES -- (54.1%)
            3M Co.
             4.375%, 08/15/13                     $3,000   3,245,499
            Aetna, Inc.
             5.750%, 06/15/11                        100     100,618
            Air Products & Chemicals, Inc.
             4.150%, 02/01/13                        500     521,581
            American Express Credit Corp.
             5.875%, 05/02/13                      1,050   1,137,055
            Anheuser-Busch InBev Worldwide, Inc.
             2.500%, 03/26/13                        450     461,236
            Apache Corp.
             6.000%, 09/15/13                        715     795,580
            Archer-Daniels-Midland Co.
             7.125%, 03/01/13                        325     360,051
            Arrow Electronics, Inc.
             6.875%, 07/01/13                        350     382,586
            AT&T, Inc.
             4.950%, 01/15/13                        975   1,038,392
             6.700%, 11/15/13                        380     428,651
            Avery Dennison Corp.
             4.875%, 01/15/13                      1,300   1,367,462
            Baker Hughes, Inc.
             6.500%, 11/15/13                        450     507,852
            Baltimore Gas & Electric Co.
             6.125%, 07/01/13                        500     550,348
            Bank of America Corp.
             5.375%, 09/11/12                        850     896,945
             4.875%, 01/15/13                        650     685,118

                                                       Face
                                                      Amount     Value+
                                                      ------     -----
                                                      (000)
         UNITED STATES -- (Continued)
         Bank of New York Mellon Corp. (The)
          4.500%, 04/01/13                            $1,000 $1,068,313
          5.125%, 08/27/13                             2,150  2,342,584
         Baxter International, Inc.
          1.800%, 03/15/13                               910    924,741
         BB&T Corp.
          3.850%, 07/27/12                             1,400  1,448,458
         BlackRock, Inc.
          2.250%, 12/10/12                             1,820  1,859,811
         Boeing Capital Corp.
          5.800%, 01/15/13                               350    378,829
         Boeing Co. (The)
          1.875%, 11/20/12                               550    560,205
         Bristol-Myers Squibb Co.
          5.250%, 08/15/13                             1,175  1,288,734
         Burlington Northern Santa Fe LLC
          5.900%, 07/01/12                               100    105,779
          4.300%, 07/01/13                             1,200  1,275,311
         Campbell Soup Co.
          5.000%, 12/03/12                               350    373,845
          4.875%, 10/01/13                               270    294,560
         Capital One Financial Corp.
          4.800%, 02/21/12                               350    361,263
          6.250%, 11/15/13                               150    165,659
         Caterpillar Financial Services Corp.
          6.200%, 09/30/13                             1,250  1,398,110
         CenterPoint Energy Resources Corp.
          7.875%, 04/01/13                               425    475,149
         Chubb Corp.
          5.200%, 04/01/13                               525    564,886
         CIGNA Corp.
          6.375%, 10/15/11                               425    435,868
         Cisco Systems, Inc.
          1.625%, 03/14/14                             1,250  1,257,070
         Citigroup, Inc.
          6.500%, 08/19/13                               900    988,896
         Coca-Cola Co. (The)
          0.750%, 11/15/13                             1,075  1,066,232
         Coca-Cola Refreshments USA, Inc.
          3.750%, 03/01/12                               450    462,079
         Comcast Cable Communications Holdings, Inc.
          8.375%, 03/15/13                               775    873,888

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                      Face
                                                     Amount     Value+
                                                     ------     -----
                                                     (000)
          UNITED STATES -- (Continued)..............
          Computer Sciences Corp....................
           5.000%, 02/15/13                          $  850 $  899,114
          ConAgra Foods, Inc........................
           6.750%, 09/15/11                             100    102,230
          ConocoPhillips............................
           4.750%, 10/15/12                           1,450  1,534,895
          Consolidated Edison Co. of New York, Inc..
           4.875%, 02/01/13                             600    636,562
          COX Communications, Inc...................
           7.125%, 10/01/12                             800    865,545
          CSX Corp..................................
           5.500%, 08/01/13                             425    462,292
          CVS Caremark Corp.........................
           5.750%, 08/15/11                             825    837,174
          Daimler Finance North America LLC.........
           6.500%, 11/15/13                           1,400  1,567,318
          Dell, Inc.................................
           4.700%, 04/15/13                           1,140  1,216,213
           2.100%, 04/01/14                             500    507,200
          Dominion Resources, Inc...................
           5.000%, 03/15/13                             425    454,894
          Dow Chemical Co. (The)....................
           6.000%, 10/01/12                             425    453,415
          Dr. Pepper Snapple Group, Inc.............
           2.350%, 12/21/12                             600    612,974
          Duke Energy Ohio, Inc.....................
           5.700%, 09/15/12                             425    452,749
          E.I. Du Pont de Nemours & Co..............
           4.750%, 11/15/12                             350    370,823
          eBay, Inc.................................
           0.875%, 10/15/13                           1,635  1,626,704
          Emerson Electric Co.......................
           5.625%, 11/15/13                           1,200  1,332,669
          Energy Transfer Partners LP...............
           6.000%, 07/01/13                             425    462,519
          Enterprise Products Operating LLC.........
           7.625%, 02/15/12                             650    683,491
          EOG Resources, Inc........................
           6.125%, 10/01/13                             750    831,301
          Exelon Generation Co. LLC.................
           5.350%, 01/15/14                           1,680  1,819,860
          Express Scripts, Inc......................
           5.250%, 06/15/12                             425    444,865
          Fifth Third Bancorp.......................
           6.250%, 05/01/13                             975  1,059,272

                                                    Face
                                                   Amount     Value+
                                                   ------     -----
                                                   (000)
            UNITED STATES -- (Continued)..........
            General Dynamics Corp.................
             4.250%, 05/15/13                      $  750 $  802,513
            General Electric Capital Corp.........
             2.800%, 01/08/13                       2,000  2,053,090
             1.875%, 09/16/13                         600    604,016
             2.100%, 01/07/14                         600    606,419
            General Electric Co...................
             5.000%, 02/01/13                         200    213,516
            General Mills, Inc....................
             6.000%, 02/15/12                         425    443,150
            Georgia Power Co......................
             6.000%, 11/01/13                         825    918,189
            GlaxoSmithKline Capital, Inc..........
             4.850%, 05/15/13                       1,300  1,401,225
            Goldman Sachs Group, Inc. (The).......
             4.750%, 07/15/13                       1,675  1,781,021
            Hess Corp.............................
             7.000%, 02/15/14                         275    312,813
            Hewlett-Packard Co....................
             1.250%, 09/13/13                       1,550  1,553,570
            Honeywell International, Inc..........
             4.250%, 03/01/13                         975  1,035,703
            HSBC Finance Corp.....................
             4.750%, 07/15/13                       1,300  1,391,053
            International Business Machines Corp..
             2.100%, 05/06/13                       1,645  1,687,190
            John Deere Capital Corp...............
             7.000%, 03/15/12                         425    449,017
             1.875%, 06/17/13                         925    941,829
            KeyCorp...............................
             6.500%, 05/14/13                       1,000  1,093,620
            Kinder Morgan Energy Partners LP......
             7.125%, 03/15/12                         425    448,270
             5.850%, 09/15/12                       1,000  1,061,694
            Kraft Foods, Inc......................
             6.250%, 06/01/12                         555    587,320
            Kroger Co. (The)......................
             5.500%, 02/01/13                         640    685,147
            Lockheed Martin Corp..................
             4.121%, 03/14/13                         775    821,107
            McDonald's Corp.......................
             4.300%, 03/01/13                         975  1,039,158
            MetLife, Inc..........................
             5.375%, 12/15/12                       1,225  1,310,064
             2.375%, 02/06/14                         420    425,819

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                       Face
                                                      Amount   Value+
                                                      ------ ----------
                                                      (000)
        UNITED STATES -- (Continued).................
        Microsoft Corp...............................
         0.875%, 09/27/13                             $1,300 $1,298,125
        Monsanto Co..................................
         7.375%, 08/15/12                                400    431,886
        Morgan Stanley...............................
         5.300%, 03/01/13                                750    800,265
        National Rural Utilities Cooperative Finance
         Corp........................................
         7.250%, 03/01/12                                425    448,387
        Nestle Holdings, Inc.........................
         2.000%, 01/28/13                              2,000  2,040,568
        NextEra Energy Capital Holdings, Inc.........
         5.625%, 09/01/11                                425    431,940
         2.550%, 11/15/13                                850    868,392
        Northern Trust Corp..........................
         5.500%, 08/15/13                              1,343  1,477,983
        Nucor Corp...................................
         4.875%, 10/01/12                                440    463,989
        Occidental Petroleum Corp....................
         1.450%, 12/13/13                              1,000  1,009,095
        Oracle Corp..................................
         4.950%, 04/15/13                                750    809,025
        Packaging Corp. of America...................
         5.750%, 08/01/13                                525    563,932
        PepsiCo, Inc.................................
         0.875%, 10/25/13                              1,785  1,774,510
        Philip Morris International, Inc.............
         4.875%, 05/16/13                              1,625  1,745,648
        Pitney Bowes, Inc............................
         3.875%, 06/15/13                                450    468,589
        Plains All American Pipeline LP..............
         4.250%, 09/01/12                                300    310,933
        Praxair, Inc.................................
         6.375%, 04/01/12                                425    447,403
         2.125%, 06/14/13                              1,000  1,028,757
        President & Fellows of Harvard College.......
         5.000%, 01/15/14                              2,500  2,737,350
        Prudential Financial, Inc....................
         5.800%, 06/15/12                                350    366,421
         3.625%, 09/17/12                                300    309,359
         4.500%, 07/15/13                                325    342,479
        Reynolds American, Inc.......................
         7.250%, 06/01/13                              1,000  1,113,608
        Ryder System, Inc............................
         5.000%, 06/15/12                                525    545,790

                                                 Face
                                                Amount    Value+
                                                ------    -----
                                                (000)
             UNITED STATES -- (Continued)......
             Safeway, Inc......................
              5.800%, 08/15/12                  $  425 $    451,298
             Sara Lee Corp.....................
              3.875%, 06/15/13                     650      678,811
             Sempra Energy.....................
              2.000%, 03/15/14                     400      400,495
             St. Jude Medical, Inc.............
              2.200%, 09/15/13                     425      433,946
             SunTrust Banks, Inc...............
              5.250%, 11/05/12                     525      552,755
             Target Corp.......................
              5.875%, 03/01/12                     850      888,684
             Time Warner Cable, Inc............
              6.200%, 07/01/13                     425      467,993
             Toyota Motor Credit Corp..........
              1.375%, 08/12/13                   2,900    2,912,917
             Travelers Property Casualty Corp..
              5.000%, 03/15/13                   1,500    1,605,199
             U.S. Bancorp......................
              2.000%, 06/14/13                     200      204,036
             Unilever Capital Corp.............
              3.650%, 02/15/14                   1,275    1,355,285
             United Technologies Corp..........
              6.100%, 05/15/12                     250      264,571
             Valero Energy Corp................
              6.875%, 04/15/12                     875      921,295
             Verizon Communications, Inc.......
              4.350%, 02/15/13                     850      898,208
              5.250%, 04/15/13                     775      835,803
             Wal-Mart Stores, Inc..............
              0.750%, 10/25/13                   1,900    1,892,288
             Walt Disney Co. (The).............
              4.700%, 12/01/12                     725      770,166
             Waste Management, Inc.............
              6.375%, 11/15/12                     425      459,000
                                                       ------------
             TOTAL UNITED STATES...............         113,177,020
                                                       ------------
             TOTAL BONDS.......................         164,897,542
                                                       ------------

             AGENCY OBLIGATIONS -- (10.3%).........................
             Federal Home Loan Bank............
              0.875%, 12/27/13                   2,000    1,990,930
             Federal Home Loan Mortgage
              Corporation......................
              1.125%, 12/15/11                   2,000    2,010,630
              0.375%, 11/30/12                   1,000      997,554
              4.875%, 11/15/13                     500      549,304
              1.375%, 02/25/14                   2,000    2,016,042

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount         Value+
                                                   ------         -----
                                                    (000)
        Federal National Mortgage Association....
         5.375%, 11/15/11                         $    2,000 $ 2,055,240
         1.000%, 09/23/13                              1,500   1,502,679
         2.750%, 03/13/14                              4,700   4,919,213
        Tennessee Valley Authority...............
         6.000%, 03/15/13                              5,000   5,487,560
                                                             -----------

        TOTAL AGENCY OBLIGATIONS.................             21,529,152
                                                             -----------

        U.S. TREASURY OBLIGATIONS --
         (6.3%)..................................
        U.S. Treasury Note.......................
        @@0.625%, 12/31/12                            13,200  13,231,970
                                                             -----------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   ------
                                                    (000)
        TEMPORARY CASH INVESTMENTS -- (4.6%)................
           Citibank-US Dollars on Deposit in
            Custody Account......................  3,871,710   3,871,710
           Repurchase Agreement, PNC Capital
            Markets, Inc. 0.19%, 05/02/11
            (Collateralized by $5,735,000 FNMA
            2.24%, 07/06/15, valued at
            $5,878,375) to be repurchased at
            $5,789,092...........................     $5,789   5,789,000
                                                             -----------

        TOTAL TEMPORARY CASH
         INVESTMENTS.............................              9,660,710
                                                             -----------

                                                        Value+
                                                        -----
                 TOTAL INVESTMENTS -- (100.0%)
                  (Cost $208,694,690)..........   $209,319,374
                                                  ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                              Valuation Inputs
                                --------------------------------------------

                                  Investment in Securities (Market Value)
                                --------------------------------------------
                                 Level 1     Level 2    Level 3    Total
                                ---------- ------------ ------- ------------
    Bonds......................         -- $164,897,542   --    $164,897,542
    Agency Obligations.........         --   21,529,152   --      21,529,152
    U.S. Treasury Obligations..         --   13,231,970   --      13,231,970
    Temporary Cash Investments. $3,871,710    5,789,000   --       9,660,710
    Swap Agreements**..........         --    2,732,655   --       2,732,655
    Futures Contracts**........     34,797           --   --          34,797
                                ---------- ------------   --    ------------
    TOTAL...................... $3,906,507  208,180,319   --    $212,086,826
                                ========== ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 2011
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value................................................................... $    199,659
Temporary Cash Investments at Value & Cost.............................................        9,661
Cash...................................................................................          843
Receivables:...........................................................................
 Interest..............................................................................        1,850
 Fund Shares Sold......................................................................        1,422
 Futures Margin Variation..............................................................           54
Unrealized Gain on Swap Contracts......................................................        2,733
Prepaid Expenses and Other Assets......................................................            2
Deferred Offering Costs................................................................           32
                                                                                        ------------
   Total Assets........................................................................      216,256
                                                                                        ------------
LIABILITIES:
Payables:..............................................................................
 Investment Securities Purchased.......................................................        2,997
 Fund Shares Redeemed..................................................................          924
 Due to Advisor........................................................................           43
Accrued Expenses and Other Liabilities.................................................           34
                                                                                        ------------
   Total Liabilities...................................................................        3,998
                                                                                        ------------
NET ASSETS                                                                              $    212,258
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................   18,565,704
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                $      11.43
                                                                                        ============
Investments at Cost.................................................................... $    199,033
                                                                                        ------------
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $    190,286
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).          219
Accumulated Net Realized Gain (Loss)...................................................       18,360
Net Unrealized Appreciation (Depreciation).............................................        3,393
                                                                                        ------------
NET ASSETS                                                                              $    212,258
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  100,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                        DFA COMMODITY STRATEGY PORFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

             FOR THE PERIOD NOVEMBER 8, 2010(a) TO APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

Investment Income
 Interest...................................................................................... $   676
                                                                                                -------
     Total Investment Income...................................................................     676
                                                                                                -------
Expenses
 Investment Advisory Services Fees.............................................................     232
 Accounting & Transfer Agent Fees..............................................................      21
 Custodian Fees................................................................................       4
 Filing Fees...................................................................................       6
 Shareholders' Reports.........................................................................       7
 Professional Fees.............................................................................      21
 Organizational & Offering Costs...............................................................     151
 Other.........................................................................................       2
                                                                                                -------
     Total Expenses............................................................................     444
                                                                                                -------
 Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note D).     (95)
                                                                                                -------
 Net Expenses..................................................................................     349
                                                                                                -------
 Net Investment Income (Loss)..................................................................     327
                                                                                                -------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:..................................................................
   Investment Securities Sold..................................................................      39
   Futures.....................................................................................     (80)
   Swap Contracts..............................................................................  18,401
 Change in Unrealized Appreciation (Depreciation) of:..........................................
   Investment Securities.......................................................................     625
   Futures.....................................................................................      35
   Swap Contracts..............................................................................   2,733
                                                                                                -------
 Net Realized and Unrealized Gain (Loss).......................................................  21,753
                                                                                                -------
Net Increase (Decrease) in Net Assets Resulting from Operations                                 $22,080
                                                                                                =======

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                              Period
                                                                                        November 8, 2010(a)
                                                                                         to April 30, 2011
                                                                                        -------------------
                                                                                            (Unaudited)
Increase (Decrease) in Net Assets
Operations:............................................................................
 Net Investment Income (Loss)..........................................................      $    327
 Net Realized Gain (Loss) on:..........................................................
   Investment Securities Sold..........................................................            39
   Futures.............................................................................           (80)
   Swap Contracts......................................................................        18,401
 Change in Unrealized Appreciation (Depreciation) of:..................................
   Investment Securities...............................................................           625
   Futures.............................................................................            35
   Swap Contracts......................................................................         2,733
                                                                                             --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................        22,080
                                                                                             --------
Distributions From:....................................................................
 Net Investment Income:................................................................
   Institutional Shares................................................................          (108)
                                                                                             --------
     Total Distributions...............................................................          (108)
                                                                                             --------
Capital Share Transactions (1):........................................................
 Shares Issued.........................................................................       199,379
 Shares Issued in Lieu of Cash Distributions...........................................           105
 Shares Redeemed.......................................................................        (9,198)
                                                                                             --------
     Net Increase (Decrease) from Capital Share Transactions...........................       190,286
                                                                                             --------
     Total Increase (Decrease) in Net Assets...........................................       212,258
Net Assets
 Beginning of Period...................................................................            --
                                                                                             --------
 End of Period.........................................................................      $212,258
                                                                                             ========
(1) Shares Issued and Redeemed:
 Shares Issued.........................................................................        19,412
 Shares Issued in Lieu of Cash Distributions...........................................            10
 Shares Redeemed.......................................................................          (856)
                                                                                             --------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................        18,566
                                                                                             ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)       $    219

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

                (for a share outstanding throughout the period)

                                                                                                    Period
                                                                                              November 8, 2010(a)
                                                                                                      to
                                                                                                April 30, 2011
------------------------------------------------------------------------------------------------------------------
                                                                                                  (Unaudited)
Net Asset Value, Beginning of Period.........................................................      $  10.00
                                                                                                   --------
Income from Investment Operations............................................................
 Net Investment Income (Loss)(A).............................................................          0.02
 Net Gains (Losses) on Securities (Realized and Unrealized)..................................          1.42
                                                                                                   --------
   Total from Investment Operations..........................................................          1.44
------------------------------------------------------------------------------------------------------------------
Less Distributions...........................................................................
 Net Investment Income.......................................................................         (0.01)
                                                                                                   --------
   Total Distributions.......................................................................         (0.01)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................................................      $  11.43
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Total Return.................................................................................         14.40%(C)
------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands)........................................................      $212,258
Ratio of Expenses to Average Net Assets......................................................          0.55%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or
  Recovery of Previously Waived Fees)........................................................          0.70%(B)(E)
Ratio of Net Investment Income to Average Net Assets.........................................          0.51%(B)(E)
Portfolio Turnover Rate......................................................................            15%(C)
------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers sixty operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the Investment Company Act of 1940, as amended.

B. Basis for Consolidation:

   The Subsidiary commenced operations on November 8, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Porfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   As of April 30, 2011, the Portfolio held $45,685,433 in the Subsidiary, representing 21.13% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary

C. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments

   Debt Securities held by the Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are classified as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolio did not have any significant transfers between Level 1 and Level 2 during the period ended April 30, 2011.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a

Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

D. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolio. For the period ended April 30, 2011, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio to the extent necessary to limit the ordinary operating expenses of the Portfolio (not including expenses incurred through an investment in unaffiliated investment companies) ("Portfolio Expenses") so that such Portfolio expenses do not exceed 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date. At April 30, 2011, approximately $55 (in thousands) of previously waived fees are subject to future recovery by the Advisor over various periods not exceeding April 30, 2014.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $109 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                     DFA Commodity Strategy Portfolio  $--

F. Purchases and Sales of Securities:

   For the period ended April 30, 2011, the Portfolio made the following purchases and sales of investments securities, other than short-term securities (amounts in thousands):

                       U.S.Government    Other Investment
                         Securities         Securities
                       ----------------  -----------------
                       Purchases  Sales  Purchases  Sales
                       ---------  ------ --------- -------
                       $188,852   $8,858  $31,245  $10,856

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise.

   The Portfolio commenced operations on November 8, 2010 and did not pay any distributions for the year ended October 31, 2010.

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                            Net
                                                         Unrealized
           Federal      Unrealized      Unrealized      Appreciation
           Tax Cost    Appreciation   (Depreciation)   (Depreciation)
           --------    ------------   --------------   --------------
           $208,694.       $654           $(28)             $626

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolio's tax position and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

H. Financial Instruments:

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Master Funds may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary". The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary.

   3. Commodity-Linked Derivatives: The DFA Commodity Strategy Portfolio invests in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. An investment in a commodity swap agreement, for example, may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

   5. Commodity-Linked Notes: The Portfolio may gain exposure to the commodities markets through commodity-linked structured notes, swap agreements and commodity futures and options. These instruments have one or more commodity-dependent components. They are derivative instruments because at least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index, or other readily measurable economic variable. The Portfolio may invest, either directly or though investments in Dimensional Cayman Commodity Fund I, LTD. (a wholly-owned subsidiary of the Portfolio, the "Subsidiary") in commodity-linked structured notes, futures and swap agreements whose performance is linked to individual commodities or commodity indices and options on them.

   Some of the commodity-linked notes in which the Portfolio invests may involve leverage. Economic leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would expect to receive based on the amount contributed to the investment. Economically leveraged derivative instruments can increase the gain or the loss associated with changes in the value of the underlying instrument.

   Commodity-linked structured notes and certain other commodity-linked instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Partially protected commodity-linked instruments may suffer some loss of principal if the underlying commodity index, futures contract, or economic variable to which the commodity-linked instrument is linked declines in value during the term of the commodity-linked instrument. The Portfolio also may invest in commodity-linked instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity index, futures contract, or other economic variable may have declined sufficiently in value such that some or all of the face value of the instrument might not be returned.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   6. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   The Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   7. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2011, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                 Expiration Number of  Contract Unrealized
           Description              Date    Contracts*  Value   Gain (Loss)
     -------------------------   ---------- ---------- -------- -----------

     CBOT Wheat Futures.......    07/18/11      5       $  200     $ (4)
     Coffee C Futures.........    07/29/11      1          112        2
     Copper Futures...........    07/29/11      3          313      (10)
     Corn Futures.............    07/18/11      9          340       --
     Gold 100 Oz Futures......    08/31/11      3          467       11
     Heating Oil Futures......    07/28/11      1          138       --
     Lean Hogs Futures........    07/19/11      2           77       (1)
     Live Cattle Futures......    09/12/11      3          139       --
     LME PRI Aluminum Futures.    05/18/11      3          207        2
     Natural Gas Futures......    07/31/11      9          429       23
     RBOB Gasoline Futures....    07/28/11      1          141        1
     Silver Futures...........    07/29/11      1          243        1
     Soybean Futures..........    07/18/11      5          349        4
     Soybean Oil Futures......    07/25/11      3          106       --
     Sugar #11 World Futures..    09/15/11      4          100       (1)
     WTI Crude Oil Futures....    07/31/11      6          687        7
                                                        ------     ----
                                                        $4,048     $ 35
                                                        ======     ====

   Dimensional Cayman Commodity Fund I, LTD. securities have been segregated as collateral for open futures contracts.

  * During the period ended April 30, 2011 the Portfolio's average notional value of outstanding futures contracts was $2,355 (in thousands).

   At April 30, 2011, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding total return index swaps (dollar amounts in thousands):

                                                               Unrealized
                                     Expiration     Notional  Appreciation
             Counterparty               Date        Amount*  (Depreciation)
    -------------------------------- ----------     -------- --------------

    Citibank, N.A...................  07/27/11  USD $79,588      $1,066
    Deutsche Bank AG, London Branch.  07/27/11  USD  63,760         853
    UBS AG..........................  07/27/11  USD  60,782         814
                                                                 ------
                                                                 $2,733
                                                                 ======

  * During the period ended April 30, 2011 the Portfolio's average notional value of outstanding swap contracts was $126,840 (in thousands).

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios' derivative instrument holdings for the period ended April 30, 2011.

     The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2011:

                        Location on the Statements of Assets and Liabilities
                        ----------------------------------------------------
   Derivative Type                       Asset Derivatives
 --------------------   ----------------------------------------------------
 Commodity contracts                Receivables: Futures Margin
                                    Variation

 Other contracts                    Unrealized Gain on Swap
                                    Contracts

     The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2011 (amounts in thousands):

                                                           Asset Derivatives Value
                                                           -----------------------
                                             Total Value
                                                  at       Commodity     Other
                                            April 30, 2011 Contracts   Contracts
                                            -------------- ---------   ---------
  Dimensional Cayman Commodity Fund I, LTD.     $2,768....   $35*.....  $2,733....

   * Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

     The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the period ended April 30, 2011 (amounts in thousands):

  Derivative Type           Location of Gain (Loss) on Derivatives Recognized in Income
--------------------   -----------------------------------------------------------------------
Commodity contracts.   Net Realized Gain (Loss) on: Futures Change in Unrealized Appreciation
                       (Depreciation) of: Futures

Derivative Type        Location of Gain (Loss) on Derivatives Recognized in Income
---------------- -   -----------------------------------------------------------------

Other contracts.     Net Realized Gain (Loss) on: Swap Contracts Change in Unrealized
                     Appreciation (Depreciation) of: Swap Contracts

     The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the period ended April 30, 2011 (amounts in thousands):

                                                   Realized Gain (Loss)
                                                      on Derivatives
                                                   Recognized in Income
                                                ---------------------------
                                                        Commodity   Other
                                                 Total  Contracts Contracts
                                                ------- --------- ---------
     Dimensional Cayman Commodity Fund I, LTD.. $18,321     $(80)  $18,401

                                                   Change in Unrealized
                                                Appreciation (Depreciation) on
                                                Derivatives Recognized in Income
                                                --------------------------------
                                                         Commodity     Other
                                                Total    Contracts   Contracts
                                                 ------  ---------   ---------
     Dimensional Cayman Commodity Fund I, LTD.. $2,768      $35       $2,733

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Portfolio under this line of credit during the period ended April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. There were no borrowings by the Portfolio under this line of credit during the period ended April 30, 2011.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. Other:

   At April 30, 2011, two shareholders held 89% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

    TheExpense Tables below illustrate your fund's costs in two ways.

 ActualFund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                 Six Months Ended April 30, 2011
  EXPENSE TABLES
                                       Beginning  Ending                Expenses
                                        Account  Account     Annualized   Paid
                                         Value    Value       Expense    During
                                       11/01/10  04/30/11      Ratio*   Period*
                                       --------  --------      ------   -------
  DFA International Value Portfolio**
  -----------------------------------
    Actual Fund Return................
     Class R2 Shares.................. $1,000.00 $1,143.36      0.71%    $3.77
     Institutional Class Shares....... $1,000.00 $1,144.37      0.44%    $2.34
    Hypothetical 5% Annual Return.....
     Class R2 Shares.................. $1,000.00 $1,021.27      0.71%    $3.56
     Institutional Class Shares....... $1,000.00 $1,022.61      0.44%    $2.21

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/10  04/30/11    Ratio*   Period*
                                    --------- --------- ---------- --------
     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,163.08   0.10%     $0.54
     Hypothetical 5% Annual Return. $1,000.00 $1,024.30   0.10%     $0.50

--------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

FEEDER FUND

                                         Affiliated Investment Companies
                                         -------------------------------
      DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Consumer Discretionary........  10.6%
Consumer Staples..............  10.4%
Energy........................  13.0%
Financials....................  13.9%
Health Care...................  11.3%
Industrials...................  11.2%
Information Technology........  18.1%
Materials.....................   3.8%
Real Estate Investment Trusts.   1.4%
Telecommunication Services....   3.0%
Utilities.....................   3.3%
                               ------
                               100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                 Value+
     -                                                           -----
     AFFILIATED INVESTMENT COMPANY -- (100.0%)..............
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company..................... $6,111,230,553
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $4,368,279,405)............................. $6,111,230,553
                                                             ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note):

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                Percentage
                                         Shares     Value+    of Net Assets**
                                         ------     -----     ---------------
   COMMON STOCKS -- (95.3%)............
   Consumer Discretionary -- (10.1%)...
     *Amazon.com, Inc..................   117,505 $23,089,733       0.6%
     Comcast Corp. Class A.............   915,683  24,027,522       0.6%
     *Ford Motor Co.................... 1,247,529  19,299,274       0.5%
     Home Depot, Inc...................   540,479  20,073,390       0.5%
     McDonald's Corp...................   344,077  26,944,670       0.6%
     Walt Disney Co. (The).............   626,308  26,993,875       0.6%
     Other Securities..................           292,691,826       7.0%
                                                  -----------       ----
   Total Consumer Discretionary........           433,120,290      10.4%
                                                  -----------      -----

   Consumer Staples -- (9.9%)..........
     Altria Group, Inc.................   689,932  18,517,775       0.4%
     Coca-Cola Co. (The)...............   756,660  51,044,284       1.2%
     Kraft Foods, Inc. Class A.........   576,792  19,368,675       0.5%
     PepsiCo, Inc......................   523,225  36,044,970       0.9%
     Philip Morris International, Inc..   592,690  41,156,394       1.0%
     Procter & Gamble Co. (The)........   923,692  59,947,611       1.4%
     Wal-Mart Stores, Inc..............   646,105  35,522,853       0.8%
     Other Securities..................           165,593,895       4.0%
                                                  -----------       ----
   Total Consumer Staples..............           427,196,457      10.2%
                                                  -----------      -----

   Energy -- (12.4%)...................
     Chevron Corp......................   662,052  72,454,971       1.7%
     ConocoPhillips....................   471,494  37,215,021       0.9%
     Exxon Mobil Corp.................. 1,635,334 143,909,392       3.5%
     Occidental Petroleum Corp.........   268,076  30,638,406       0.7%
     Schlumberger, Ltd.................   448,853  40,284,557       1.0%
     Other Securities..................           208,925,001       5.0%
                                                  -----------       ----
   Total Energy........................           533,427,348      12.8%
                                                  -----------      -----

   Financials -- (13.3%)...............
     Bank of America Corp.............. 3,337,932  40,989,805       1.0%
     *Berkshire Hathaway, Inc..........   570,860  47,552,638       1.1%
     *Citigroup, Inc................... 9,582,606  43,984,162       1.1%
     Goldman Sachs Group, Inc. (The)...   171,662  25,922,679       0.6%
     JPMorgan Chase & Co............... 1,313,752  59,946,504       1.4%
     Wells Fargo & Co.................. 1,737,400  50,575,714       1.2%
     Other Securities..................           302,646,908       7.3%
                                                  -----------       ----
   Total Financials....................           571,618,410      13.7%
                                                  -----------      -----

   Health Care -- (10.8%)..............
     Abbott Laboratories...............   510,389  26,560,644       0.7%
     *Amgen, Inc.......................   307,521  17,482,569       0.4%
     Johnson & Johnson.................   902,067  59,283,843       1.4%
     Merck & Co., Inc.................. 1,016,793  36,553,708       0.9%
     Pfizer, Inc....................... 2,636,804  55,267,412       1.3%
     UnitedHealth Group, Inc...........   360,698  17,757,163       0.4%
     Other Securities..................           248,931,181       6.0%
                                                  -----------       ----
   Total Health Care...................           461,836,520      11.1%
                                                  -----------      -----

   Industrials -- (10.7%)..............
     3M Co.............................   234,752  22,820,242       0.5%
     Boeing Co. (The)..................   242,829  19,372,898       0.5%
     Caterpillar, Inc..................   210,682  24,314,810       0.6%
     General Electric Co............... 3,501,952  71,614,918       1.7%
     United Parcel Service, Inc........   325,549  24,406,409       0.6%
     United Technologies Corp..........   303,564  27,193,263       0.6%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                                      Percentage
                                                                           Shares         Value+ of Net Assets**
                                                                           ------         -----  ---------------
Industrials -- (Continued)............................................
  Other Securities....................................................            $  270,059,903       6.5%
                                                                                  --------------      -----
Total Industrials.....................................................               459,782,443      11.0%
                                                                                  --------------      -----

Information Technology -- (17.2%).....................................
  *Apple, Inc.........................................................    303,835    105,804,462       2.5%
  Cisco Sytems, Inc...................................................  1,823,119     32,013,970       0.8%
  *EMC Corp...........................................................    682,217     19,334,030       0.5%
  *Google, Inc........................................................     82,709     45,001,967       1.1%
  Hewlett-Packard Co..................................................    717,160     28,951,749       0.7%
  Intel Corp..........................................................  1,809,929     41,972,254       1.0%
  International Business Machines Corp................................    402,200     68,607,276       1.6%
  Microsoft Corp......................................................  2,438,555     63,451,201       1.5%
  Oracle Corp.........................................................  1,283,032     46,253,304       1.1%
  QUALCOMM, Inc.......................................................    542,103     30,813,135       0.7%
  Other Securities....................................................               257,724,565       6.2%
                                                                                  --------------      -----
Total Information Technology..........................................               739,927,913      17.7%
                                                                                  --------------      -----

Materials -- (3.6%)...................................................
  E.I. du Pont de Nemours & Co........................................    303,953     17,261,491       0.4%
  Freeport-McMoRan Copper & Gold, Inc. Class B........................    312,153     17,177,780       0.4%
  Other Securities....................................................               119,731,233       2.9%
                                                                                  --------------      -----
Total Materials.......................................................               154,170,504       3.7%
                                                                                  --------------      -----

Real Estate Investment Trusts -- (1.4%)...............................
  Other Securities....................................................                58,232,787       1.4%
                                                                                  --------------      -----

Telecommunication Services -- (2.8%)..................................
  AT&T, Inc...........................................................  1,949,576     60,670,805       1.5%
  Verizon Communications, Inc.........................................    932,691     35,237,066       0.8%
  Other Securities....................................................                26,284,062       0.6%
                                                                                  --------------      -----
Total Telecommunication Services......................................               122,191,933       2.9%
                                                                                  --------------      -----

Utilities -- (3.1%)...................................................
  Other Securities....................................................               134,355,757       3.2%
                                                                                  --------------      -----
TOTAL COMMON STOCKS...................................................             4,095,860,362      98.1%
                                                                                  --------------      -----

TEMPORARY CASH INVESTMENTS -- (1.6%)..................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares. 70,397,322     70,397,322       1.7%
                                                                                  --------------      -----

                                                                                               Shares/
                                                                                                Face
                                                                                               Amount
                                                                                             ------------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (3.1%).....................................................
(S)@DFA Short Term Investment Fund..........................................................  131,029,372    131,029,372   3.2%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $386,657 FNMA
 3.50%, 02/01/26, valued at $388,767) to be repurchased at $377,445......................... $        377        377,443   0.0%
                                                                                                          -------------- ------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                 131,406,815   3.2%
                                                                                                          -------------- ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,829,400,719)......................................................................              $4,297,664,499 103.0%
                                                                                                          ============== ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                     Valuation Inputs
                                    --------------------------------------------------

                                         Investment in Securities (Market Value)
                                    --------------------------------------------------
                                       Level 1       Level 2    Level 3     Total
                                    -------------- ------------ ------- --------------
Common Stocks......................
 Consumer Discretionary............ $  433,120,290           --   --    $  433,120,290
 Consumer Staples..................    427,196,457           --   --       427,196,457
 Energy............................    533,427,348           --   --       533,427,348
 Financials........................    571,618,410           --   --       571,618,410
 Health Care.......................    461,836,520           --   --       461,836,520
 Industrials.......................    459,782,443           --   --       459,782,443
 Information Technology............    739,927,913           --   --       739,927,913
 Materials.........................    154,170,504           --   --       154,170,504
 Real Estate Investment Trusts.....     58,232,787           --   --        58,232,787
 Telecommunication Services........    122,191,933           --   --       122,191,933
 Utilities.........................    134,355,757           --   --       134,355,757
Temporary Cash Investments.........     70,397,322           --   --        70,397,322
Securities Lending Collateral......             -- $131,406,815   --       131,406,815
Futures Contracts**................      3,899,817           --   --         3,899,817
                                    -------------- ------------   --    --------------
TOTAL.............................. $4,170,157,501 $131,406,815   --    $4,301,564,316
                                    ============== ============   ==    ==============
 ** Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment..........................

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                     STATEMENTS OF ASSETS AND LIABILITIES
                                April 30, 2011
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                            DFA
                                                                                       International   U.S. Large
                                                                                           Value        Company
                                                                                         Portfolio     Portfolio
                                                                                      --------------  ------------
ASSETS:
Investments in Affiliated Investment Company at Value................................ $    6,111,231            --
Investments at Value (including $0 and $127,106 of securities on loan, respectively).             --  $  4,095,860
Temporary Cash Investments at Value & Cost...........................................             --        70,397
Collateral Received from Securities on Loan at Value & Cost..........................            378
Affiliated Collateral Received from Securities on Loan at Value & Cost...............        131,029
Cash.................................................................................             --         4,973
 Receivables:........................................................................
 Dividends and Interest..............................................................             --         4,305
 Securities Lending Income...........................................................             --            46
 Fund Shares Sold....................................................................          4,235         1,252
 Futures Margin Variation............................................................             --           265
Prepaid Expenses and Other Assets....................................................             52            58
                                                                                      --------------  ------------
   Total Assets......................................................................      6,115,518     4,308,563
                                                                                      --------------  ------------
LIABILITIES:
Payables:............................................................................
 Upon Return of Securities Loaned....................................................             --       131,407
 Affiliated Investment Company Purchased.............................................            984            --
 Fund Shares Redeemed................................................................          3,251         2,033
 Due to Advisor......................................................................            980           268
Accrued Expenses and Other Liabilities...............................................            241           399
                                                                                      --------------  ------------
   Total Liabilities.................................................................          5,456       134,107
                                                                                      --------------  ------------
NET ASSETS                                                                            $    6,110,062  $  4,174,456
                                                                                      ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $6,455 and $0 and shares outstanding of
  319,287 and 0, respectively........................................................ $        20.22           N/A
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................    100,000,000           N/A
                                                                                      ==============  ============
Institutional Class Shares -- based on net assets of $6,103,607 and $4,174,456 and
  shares outstanding of 301,996,875 and 387,782,662, respectively                     $        20.21  $      10.76
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................  1,500,000,000   900,000,000
                                                                                      ==============  ============
Investment in Affiliated Investment Company at Cost.................................. $    4,368,280  $         --
                                                                                      --------------  ------------
Investments at Cost.................................................................. $           --  $  2,627,596
                                                                                      ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................................................... $    5,314,575  $  3,352,305
Undistributed Net Investment Income (Distributions in Excess of Net
Investment Income)...................................................................         45,950         9,493
Accumulated Net Realized Gain (Loss).................................................       (994,197)     (659,506)
Net Unrealized Foreign Exchange Gain (Loss)..........................................            783            --
Net Unrealized Appreciation (Depreciation)...........................................      1,742,951     1,472,164
                                                                                      --------------  ------------
NET ASSETS                                                                            $    6,110,062  $  4,174,456
                                                                                      ==============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                           STATEMENTS OF OPERATIONS
                    FOR THE SIX MONTHS ENDED APRIL 30, 2011
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                            DFA
                                                                                       International U.S. Large
                                                                                           Value      Company
                                                                                        Portfolio*   Portfolio
                                                                                       ------------- ----------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $6,680 and $0, respectively).............   $ 85,264     $ 38,579
 Interest.............................................................................         12           11
 Income from Securities Lending.......................................................      4,398          251
 Expenses Allocated from Affiliated Investment Company................................     (6,428)          --
                                                                                         --------     --------
   Total Investment Income............................................................     83,246       38,841
                                                                                         --------     --------
Expenses
 Investment Advisory Services Fees....................................................         --          491
 Administrative Services Fees.........................................................      5,582          982
 Accounting & Transfer Agent Fees.....................................................         40          215
 Shareholder Servicing Fees -- Class R2 Shares........................................          8           --
 S&P 500(R) Fees......................................................................         --           23
 Custodian Fees.......................................................................         --           27
 Filing Fees..........................................................................         58           40
 Shareholders' Reports................................................................         66           67
 Directors'/Trustees' Fees & Expenses.................................................         34           26
 Professional Fees....................................................................         45           58
 Other................................................................................         21           14
                                                                                         --------     --------
   Total Expenses.....................................................................      5,854        1,943
                                                                                         --------     --------
 Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor
   (Note C)...........................................................................         --            5
                                                                                         --------     --------
 Net Expenses.........................................................................      5,854        1,948
                                                                                         --------     --------
 Net Investment Income (Loss).........................................................     77,392       36,893
                                                                                         --------     --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:.........................................................
   Investment Securities Sold.........................................................     97,663      (23,983)
   Futures............................................................................         --        5,554
   Foreign Currency Transactions......................................................        941           --
 Change in Unrealized Appreciation (Depreciation) of:.................................
   Investment Securities and Foreign Currency.........................................    585,621      569,628
   Futures............................................................................         --        2,454
   Translation of Foreign Currency Denominated Amounts................................        261           --
                                                                                         --------     --------
 Net Realized and Unrealized Gain (Loss)..............................................    684,486      553,653
                                                                                         --------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations                          $761,878     $590,546
                                                                                         ========     ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                            (Amounts in thousands)

                                                                                   DFA International
                                                                                    Value Portfolio
                                                                                ----------------------
                                                                                Six Months     Year
                                                                                   Ended      Ended
                                                                                 April 30,   Oct. 31,
                                                                                   2011        2010
                                                                                ----------- ----------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:....................................................................
  Net Investment Income (Loss)................................................. $   77,392  $  108,980
  Capital Gain Distributions Received from Investment Securities...............         --          --
  Net Realized Gain (Loss) on:.................................................
   Investment Securities Sold..................................................     97,663     255,538
   Futures.....................................................................         --          --
   Foreign Currency Transactions...............................................        941         (99)
  Change in Unrealized Appreciation (Depreciation) of:.........................
   Investment Securities and Foreign Currency..................................    585,621     138,488
   Futures.....................................................................         --          --
   Translation of Foreign Currency Denominated Amounts.........................        261         342
                                                                                ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from Operations............    761,878     503,249
                                                                                ----------  ----------
Distributions From:............................................................
  Net Investment Income:.......................................................
   Class R2 Shares.............................................................        (42)       (249)
   Institutional Class Shares..................................................    (45,833)   (107,160)
                                                                                ----------  ----------
    Total Distributions........................................................    (45,875)   (107,409)
                                                                                ----------  ----------
Capital Share Transactions (1):................................................
  Shares Issued................................................................    590,051   1,032,364
  Shares Issued in Lieu of Cash Distributions..................................     43,333     101,479
  Shares Redeemed..............................................................   (402,134)   (808,163)
                                                                                ----------  ----------
    Net Increase (Decrease) from Capital Share Transactions....................    231,250     325,680
                                                                                ----------  ----------
    Total Increase (Decrease) in Net Assets....................................    947,253     721,520
Net Assets
  Beginning of Period..........................................................  5,162,809   4,441,289
                                                                                ----------  ----------
  End of Period................................................................ $6,110,062  $5,162,809
                                                                                ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................................................     31,421      62,742
  Shares Issued in Lieu of Cash Distributions..................................      2,346       6,675
  Shares Redeemed..............................................................    (21,411)    (49,142)
  Shares Reduced by Reverse Stock Split (Note G)...............................         (2)       (453)
                                                                                ----------  ----------
    Net Increase (Decrease) from Shares Issued and Redeemed....................     12,354      19,822
                                                                                ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)                                                                        $   45,950  $   14,433

                                                                                      U.S. Large
                                                                                   Company Portfolio
                                                                                ----------------------
                                                                                Six Months     Year
                                                                                   Ended      Ended
                                                                                 April 30,   Oct. 31,
                                                                                   2011        2010
                                                                                ----------- ----------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:....................................................................
  Net Investment Income (Loss)................................................. $   36,893  $   43,125
  Capital Gain Distributions Received from Investment Securities...............         --          81
  Net Realized Gain (Loss) on:.................................................
   Investment Securities Sold..................................................    (23,983)    (88,214)
   Futures.....................................................................      5,554          76
   Foreign Currency Transactions...............................................         --          --
  Change in Unrealized Appreciation (Depreciation) of:.........................
   Investment Securities and Foreign Currency..................................    569,628     688,388
   Futures.....................................................................      2,454      (3,735)
   Translation of Foreign Currency Denominated Amounts.........................         --          --
                                                                                ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from Operations............    590,546     639,721
                                                                                ----------  ----------
Distributions From:............................................................
  Net Investment Income:.......................................................
   Class R2 Shares.............................................................         --          --
   Institutional Class Shares..................................................    (37,031)    (35,473)
                                                                                ----------  ----------
    Total Distributions........................................................    (37,031)    (35,473)
                                                                                ----------  ----------
Capital Share Transactions (1):................................................
  Shares Issued................................................................    317,842   3,071,799
  Shares Issued in Lieu of Cash Distributions..................................     31,108      30,048
  Shares Redeemed..............................................................   (440,982)   (778,811)
                                                                                ----------  ----------
    Net Increase (Decrease) from Capital Share Transactions....................    (92,032)  2,323,036
                                                                                ----------  ----------
    Total Increase (Decrease) in Net Assets....................................    461,483   2,927,284
Net Assets
  Beginning of Period..........................................................  3,712,973     785,689
                                                                                ----------  ----------
  End of Period................................................................ $4,174,456  $3,712,973
                                                                                ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................................................     31,384     350,368
  Shares Issued in Lieu of Cash Distributions..................................      3,134       3,492
  Shares Redeemed..............................................................    (44,115)    (52,726)
  Shares Reduced by Reverse Stock Split (Note G)...............................         --          --
                                                                                ----------  ----------
    Net Increase (Decrease) from Shares Issued and Redeemed....................     (9,597)    301,134
                                                                                ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)                                                                        $    9,493  $    9,631

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                        DFA International Value Portfolio-               DFA International Value Portfolio-
                                                 Class R2 Shares+                            Institutional Class Shares
                                -------------------------------------------          ----------------------------------------
                                                                      Period
                                                                     April 30,
                                Six Months     Year       Year        2008(a)          Six Months        Year          Year
                                   Ended      Ended      Ended          to                Ended         Ended         Ended
                                 April 30,   Oct. 31,   Oct. 31,     Oct. 31,           April 30,      Oct. 31,      Oct. 31,
                                   2011        2010       2009         2008               2011           2010          2009
                                -----------  --------   --------   ---------         -----------     ----------    ----------
                                (Unaudited)                                            (Unaudited)
Net Asset Value, Beginning of
 Period........................   $17.82      $17.13     $13.58     $ 26.31          $    17.81      $    16.46    $    12.54
                                  ------      ------     ------     -------          ----------      ----------    ----------
Income from Investment
 Operations....................
  Net Investment Income
   (Loss)......................     0.24(A)     0.37(A)    0.42(A)     0.66(A)             0.26(A)         0.39(A)       0.40(A)
  Net Gains (Losses) on
   Securities (Realizedand
   Unrealized).................     2.29        1.29       4.10      (11.73)               2.30            1.34          3.92
                                  ------      ------     ------     -------          ----------      ----------    ----------
   Total from Investment
    Operations.................     2.53        1.66       4.52      (11.07)               2.56            1.73          4.32
Less Distributions.............
  Net Investment Income........    (0.13)      (0.97)     (0.97)      (1.66)              (0.16)          (0.38)        (0.40)
  Net Realized Gains...........       --          --         --          --                  --              --            --
                                  ------      ------     ------     -------          ----------      ----------    ----------
   Total Distributions.........    (0.13)      (0.97)     (0.97)      (1.66)              (0.16)          (0.38)        (0.40)
                                  ------      ------     ------     -------          ----------      ----------    ----------
Net Asset Value, End of
 Period........................   $20.22      $17.82     $17.13     $ 13.58          $    20.21      $    17.81    $    16.46
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Total Return...................    14.34%(C)   10.60%     34.86%     (44.63)%(C)          14.44%(C)       10.94%        35.11%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................   $6,455      $4,952     $3,443     $ 3,372          $6,103,607      $5,157,857    $4,437,846
Ratio of Expenses to Average                                                               0.44%(B)
 Net Assets (D)................     0.71%(B)    0.72%      0.74%       0.73%(B)(E)             0.45%                     0.46%
Ratio of Net Investment Income                                                             2.80%(B)
 to Average Net Assets.........     2.56%(B)    2.11%      2.96%       7.47%(B)(E)             2.34%                     3.00%
---------------------------------------------------------------------------------------------------------------------------------

                                         DFA International Value Portfolio-
                                             Institutional Class Shares
                                ---------------------------------------------------

                                    Period
                                   Dec. 1,        Year         Year         Year
                                   2007 to       Ended        Ended        Ended
                                   Oct. 31,     Nov. 30,     Nov. 30,     Nov. 30,
                                     2008         2007         2006         2005
                                ----------      --------   ----------    ----------

Net Asset Value, Beginning of
 Period........................ $    25.51       $22.71    $    17.67    $    15.73
                                ----------       ------    ----------    ----------
Income from Investment
 Operations....................
  Net Investment Income
   (Loss)......................       0.74(A)      0.72(A)       0.66(A)       0.48
  Net Gains (Losses) on
   Securities (Realizedand
   Unrealized).................     (12.44)        3.09          5.37          1.89
                                ----------       ------    ----------    ----------
   Total from Investment
    Operations.................     (11.70)        3.81          6.03          2.37
Less Distributions.............
  Net Investment Income........      (0.78)       (0.63)        (0.65)        (0.42)
  Net Realized Gains...........      (0.49)       (0.38)        (0.34)        (0.01)
                                ----------       ------    ----------    ----------
   Total Distributions.........      (1.27)       (1.01)        (0.99)        (0.43)
                                ----------       ------    ----------    ----------
Net Asset Value, End of
 Period........................ $    12.54       $25.51    $    22.71    $    17.67
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
Total Return...................     (47.96)%(C)   17.09%        35.39%        15.40%
------------------------------------------------------------------------------------
Net Assets, End of Period       $3,350,073
 (thousands)................... $6,262,069                 $4,456,059    $2,518,457
Ratio of Expenses to Average
 Net Assets (D)................       0.44%(B)     0.44%         0.44%         0.48%
Ratio of Net Investment Income
 to Average Net Assets.........       3.86%(B)     2.89%         3.25%         2.86%
------------------------------------------------------------------------------------

+All per share amounts and net assets values have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                             FINANCIAL HIGHLIGHTS
               (for a share outstanding throughout each period)

                                                                          U.S. Large Company Portfolio
                                                   ----------------------------------------------------------------------
                                                    Six Months        Year          Year         Period             Year
                                                       Ended         Ended         Ended      Dec. 1, 2007         Ended
                                                     April 30,      Oct. 31,      Oct. 31,         to             Nov. 30,
                                                       2011           2010          2009      Oct. 31, 2008         2007
------------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period.............. $     9.34     $     8.16    $   7.62       $  11.63        $    11.00
                                                   ----------     ----------    --------       --------        ----------
Income from Investment Operations.................
  Net Investment Income (Loss)....................       0.09(A)        0.18(A)     0.18(A)        0.20(A)           0.22(A)
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       1.43           1.15        0.55          (3.99)             0.62
                                                   ----------     ----------    --------       --------        ----------
   Total from Investment Operations...............       1.52           1.33        0.73          (3.79)             0.84
------------------------------------------------------------------------------------------------------------------------------
Less Distributions................................
  Net Investment Income...........................      (0.10)         (0.15)      (0.19)         (0.22)            (0.21)
                                                   ----------     ----------    --------       --------        ----------
   Total Distributions............................      (0.10)         (0.15)      (0.19)         (0.22)            (0.21)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    10.76     $     9.34    $   8.16       $   7.62        $    11.63
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Return......................................      16.31%(C)      16.47%      10.07%        (33.10)%(C)         7.71%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $4,174,456     $3,712,973    $785,689       $729,218        $1,002,142
Ratio of Expenses to Average Net Assets...........       0.10%(B)       0.10%**     0.10%(D)       0.10%(B)(D)       0.10%(D)
Ratio of Expenses to Average Net Assets
 (Excluding Waiversand Assumption of
 Expenses and/or Recovery of Previously
 Waived Fees).....................................       0.10%(B)       0.11%**     0.13%(D)       0.11%(B)(D)       0.11%(D)
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.89%(B)       1.99%       2.53%          2.10%(B)          1.90%
Portfolio Turnover Rate...........................          2%(C)          1%*       N/A            N/A               N/A
------------------------------------------------------------------------------------------------------------------------------

                                                   U.S. Large Company Portfolio
                                                   ------------------------
                                                       Year           Year
                                                      Ended          Ended
                                                     Nov. 30,       Nov. 30,
                                                       2006           2005
-------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.............. $   9.82       $   9.23
                                                    --------      --------
Income from Investment Operations.................
  Net Investment Income (Loss)....................     0.19(A)        0.17
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     1.18           0.61
                                                    --------      --------
   Total from Investment Operations...............     1.37           0.78
-------------------------------------------------------------------------------
Less Distributions................................
  Net Investment Income...........................    (0.19)         (0.19)
                                                    --------      --------
   Total Distributions............................    (0.19)         (0.19)
-------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $  11.00       $   9.82
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Total Return......................................    14.11%          8.50%
-------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $877,405       $692,595
Ratio of Expenses to Average Net Assets...........     0.10%(D)       0.10%(D)
Ratio of Expenses to Average Net Assets
 (Excluding Waiversand Assumption of
 Expenses and/or Recovery of Previously
 Waived Fees).....................................     0.11%(D)       0.14%(D)
Ratio of Net Investment Income to Average Net
 Assets...........................................     1.90%          1.82%
Portfolio Turnover Rate...........................      N/A            N/A
-------------------------------------------------------------------------------

* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
** Represents the combined ratios for the portfolio and for the period November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.
See Page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios") are presented in this section of the report. The remaining portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At April 30, 2011, DFA International Value Portfolio owned 75% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

   Class R2 shares of DFA International Value Portfolio commenced operations on April 30, 2008.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and of Dimensional Investment Group Inc. approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of Dimensional Investment Group Inc. would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

     Target                                                                  Value
      Fund           Shares          Acquiring Fund            Shares    (in thousands)
------------------ ---------- ------------------------------ ----------- --------------
U.S. Large........            U.S. Large Company............
Company Portfolio. 83,482,168 Institutional Index Portfolio. 311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

     Target                   Unrealized Appreciation
      Fund         Net Assets     (Depreciation)             Acquiring Fund          Net Assets
------------------ ---------- ----------------------- ------------------------------ ----------
U.S. Large........                                    U.S. Large Company............
Company Portfolio. $2,731,987        $315,984         Institutional Index Portfolio.  $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

      Net Investment Income.................................. $ 71,681(a)
      Net Realized and Unrealized Gain (Loss) on Investments.  501,073(b)
                                                              --------
      Net Increase in Net Assets Resulting from Operations... $572,754
                                                              ========

  (a)$43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.

  (b)$596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value heirarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .  Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   DFA International Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

      Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

      Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

      Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

      A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

      2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

      Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

      3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Feeder Fund estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Feeder Fund are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the six months ended April 30, 2011, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                    DFA International Value Portfolio. 0.20%
                    U.S. Large Company Portfolio...... 0.05%

   For the six months ended April 30, 2011, the Portfolio's investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      U.S. Large Company Portfolio. 0.025%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2012, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2011, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                      Previously
                                                                      Recovery       Waived Fees/
                                                                   of Previously   Expenses Assumed
                                                          Expense   Waived Fees/   Subject to Future
                                                          Limits  Expenses Assumed     Recovery
                                                          ------- ---------------- -----------------
DFA International Value Portfolio -- Class R2 Shares (1).  0.79%        --                --
U.S. Large Company Portfolio (2).........................  0.10%        $ 5              $615

   (1) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding administration fees and custodian fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) of the Class R2 shares of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's Class R2 shares' annualized expenses to exceed the applicable percentage of average net assets as listed above.

   (2) The Advisor has contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (not including expenses incurred through investment in other investment companies) ("Portfolio Expenses"), so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follow (amounts in thousands):

                    DFA International Value Portfolio. $142
                    U.S. Large Company Portfolio......  211

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                              Purchases. $ 75,482
                              Sales.....  189,643

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010, primarily attributable to distribution of assets and liabilities by a partnership in complete liquidation and the expiration of capital loss carryforwards, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In-Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.          --         $ (99)       $      99
U.S. Large Company Portfolio......    $453,344          (147)        (453,197)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2009 and October 31, 2010 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2009..............................    $105,700         --       $105,700
    2010..............................     107,409         --        107,409
    U.S. Large Company Portfolio
    2009..............................      18,243         --         18,243
    2010..............................      35,473         --         35,473

   At October 31, 2010, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                               Total Net
                                   Net Investment                            Distributable
                                     Income and   Undistributed                Earnings
                                     Short-Term     Long-Term   Capital Loss (Accumulated
                                   Capital Gains  Capital Gains Caryforward     Losses)
                                   -------------- ------------- ------------ -------------
DFA International Value Portfolio.    $14,594          --       $(1,092,654)  $(1,078,060)
U.S. Large Company Portfolio......      9,826          --          (386,326)     (376,500)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2010, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amounts in thousands):

                                                             Expires on October 31,
                                   ---------------------------------------------------------------------------
                                    2011    2012   2013    2014   2015      2016     2017    2018     Total
                                   ------- ------ ------- ------ ------- ---------- ------- ------- ----------
DFA International Value Portfolio.      --     --      --     --      -- $1,092,654      --      -- $1,092,654
U.S. Large Company Portfolio...... $13,997 $5,486 $10,569 $1,944 $86,015    100,024 $87,500 $80,791    386,326

   For the year ended October 31, 2010, DFA International Value Portfolio had utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes of $255,554 (in thousands).

   For the period ended October 31, 2010, U.S. Large Company Portfolio had capital loss carryforward expirations of $42,619 (in thousands).

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                               Net
                                                                            Unrealized
                                    Federal    Unrealized    Unrealized    Appreciation
                                    Tax Cost  Appreciation (Depreciation) (Depreciation)
                                   ---------- ------------ -------------- --------------
DFA International Value Portfolio. $4,368,433  $1,813,659    $ (70,861)     $1,742,798
U.S. Large Company Portfolio......  3,030,598   1,640,955     (373,889)      1,267,066

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax postions and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Certain prior year balances have been reclassified to conform with current year presentations. Such reclassfications impacted the paid-in-capital, undistributed net investment income/distributions in excess of net investment income and accumulated net realized gain/loss components of net assets on the statement of assets and liabilities of U.S. Large Company Portfolio. These reclassifications had no impact on net assets, net asset value, the financial highlights or total return.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                           Six Months              Year
                                                              Ended               Ended
                                                         April 30, 2011       Oct. 31, 2010
                                                       ------------------  -------------------
                                                         Amount    Shares    Amount     Shares
                                                       ---------  -------  ----------  -------
DFA International Value Portfolio.....................
Class R2 Shares
 Shares Issued........................................ $   2,878      158  $    2,443      375
 Shares Issued in Lieu of Cash Distributions..........        42        2         249       43
 Shares Redeemed......................................    (2,133)    (117)     (1,361)    (215)
 Shares Reduced by Reverse Stock Split................        --       (2)         --     (453)
                                                       ---------  -------  ----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     787       41  $    1,331     (250)
                                                       =========  =======  ==========  =======
Institutional Class Shares
 Shares Issued........................................ $ 587,173   31,263  $1,029,921   62,367
 Shares Issued in Lieu of Cash Distributions..........    43,291    2,344     101,230    6,632
 Shares Redeemed......................................  (400,001) (21,294)   (806,802) (48,927)
                                                       ---------  -------  ----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 230,463   12,313  $  324,349   20,072
                                                       =========  =======  ==========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of DFA International Value Portfolio's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of DFA International Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been retroactively restated to reflect the reverse stock splits for the respective Class R2 Shares.

H. Financial Instruments:

   In accordance with U.S. Large Company Portfolio investment objectives and policies, U.S. Large Company Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: U.S. Large Company Portfolio may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, U.S. Large Company Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by U.S. Large Company Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, U.S. Large Company Portfolio record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that U.S. Large Company Portfolio could lose more than the initial margin requirements. Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2011, U.S. Large Company Portfolio had outstanding futues contracts (dollar amounts in thousands):

                                                                                            Approximate
                                                 Expiration Number of  Contract Unrealized     Cash
                                 Description        Date    Contracts*  Value   Gain (Loss) Collateral
                              -----------        ---------- ---------- -------- ----------- -----------
U.S. Large Company Portfolio.  S&P 500 (R) Index 06/17/2011    221     $75,123    $3,900      $4,973

   *During the six months ended April 30, 2011, U.S. Large Company Portfolio's average notional value of outstanding futures contracts was $57,060 (in thousands).

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of U.S. Large Company Portfolio's derivative instrument holdings for the six months ended April 30, 2011.

   The following is a summary of U.S. Large Company Portfolio's location and value of derivative instrument holdings on U.S. Large Compnay Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure as of April 30, 2011 (amounts in thousands):

                                                         Asset Derivatives Value
-                                                        -----------------------
                              Location on the Statements
                                    of Assets and                Equity
                                     Liabilities                Contracts
                              -------------------------- -----------------------
                                 Receivables: Futures
U.S. Large Company Portfolio.      Margin Variation              $3,900*

   * Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on U.S. Large Company Portfolio's Statement of Operations for U.S. Large Company Portfolio's derivative instrument holdings through the six months ended April 30, 2011:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
  ---------------  -----------------------------------------------------------
 Equity contracts. Net Realized Gain (Loss) on: Futures Change in Unrealized
                   Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2011 (amounts in thousands):

                                           Realized Gain (Loss)
                                              on Derivatives
                                           Recognized in Income
                                      --------------------------------
                                                  Equity
                                                 Contracts
                                      --------------------------------
        U.S. Large Company Portfolio.             $5,554

                                           Change in Unrealized
                                      Appreciation (Depreciation) on
                                      Derivatives Recognized in Income
                                      --------------------------------
                                                  Equity
                                                 Contracts
                                      --------------------------------
        U.S. Large Company Portfolio.             $2,454

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowings. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                Weighted      Weighted    Number of   Interest Maximum Amount
                                 Average      Average        Days     Expense  Borrowed During
                              Interest Rate Loan Balance Outstanding* Incurred   the Period
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     0.92%        $9,899         2          $1        $12,782

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2011.

J. Securities Lending:

   As of April 30, 2011, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio receives cash collateral. The Portfolio invests its cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest its cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

N. Other:

   At April 30, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

                                                                               Approximate
                                                                               Percentage
                                                                  Number of   of Oustanding
                                                                 Shareholders    Shares
                                                                 ------------ -------------
DFA International Value Portfolio -- Class R2 Shares............      2            68%
DFA International Value Portfolio -- Institutional Class Shares.      2            46%
U.S. Large Company Portfolio....................................      2            66%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000
     = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2011

  EXPENSE TABLES

                                      Beginning  Ending                Expenses
                                       Account  Account     Annualized   Paid
                                        Value    Value       Expense    During
                                      11/01/10  04/30/11      Ratio*   Period*
                                      --------- ---------   ---------- --------
  The U.S. Large Cap Value Series
  Actual Fund Return................. $1,000.00 $1,220.56      0.12%    $0.66
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.20      0.12%    $0.60
  The DFA International Value Series
  Actual Fund Return................. $1,000.00 $1,146.18      0.23%    $1.22
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.65      0.23%    $1.15

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/10  04/30/11    Ratio*   Period*
                                         --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
    Actual Fund Return.................. $1,000.00 $1,118.48    0.14%    $0.74
    Hypothetical 5% Annual Return....... $1,000.00 $1,024.10    0.14%    $0.70

The Asia Pacific Small Company Series
-------------------------------------
    Actual Fund Return.................. $1,000.00 $1,136.55    0.16%    $0.85
    Hypothetical 5% Annual Return....... $1,000.00 $1,024.00    0.16%    $0.80

The United Kingdom Small Company Series
---------------------------------------
    Actual Fund Return.................. $1,000.00 $1,170.60    0.12%    $0.65
    Hypothetical 5% Annual Return....... $1,000.00 $1,024.20    0.12%    $0.60

The Continental Small Company Series
------------------------------------
    Actual Fund Return.................. $1,000.00 $1,203.33    0.14%    $0.76
    Hypothetical 5% Annual Return....... $1,000.00 $1,024.10    0.14%    $0.70

The Canadian Small Company Series
---------------------------------
    Actual Fund Return.................. $1,000.00 $1,254.73    0.14%    $0.78
    Hypothetical 5% Annual Return....... $1,000.00 $1,024.10    0.14%    $0.70

The Emerging Markets Series
---------------------------
    Actual Fund Return.................. $1,000.00 $1,117.61    0.19%    $1.00
    Hypothetical 5% Annual Return....... $1,000.00 $1,023.85    0.19%    $0.95

The Emerging Markets Small Cap Series
-------------------------------------
    Actual Fund Return.................. $1,000.00 $1,064.47    0.30%    $1.54
    Hypothetical 5% Annual Return....... $1,000.00 $1,023.31    0.30%    $1.51

--------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                         DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
                       Consumer Discretionary.....  16.3%
                       Consumer Staples...........   7.7%
                       Energy.....................  17.5%
                       Financials.................  21.3%
                       Health Care................  10.0%
                       Industrials................  13.3%
                       Information Technology.....   3.4%
                       Materials..................   3.0%
                       Telecommunication Services.   6.3%
                       Utilities..................   1.2%
                                                   -----
                                                   100.0%
                       The DFA International Value Series
                       Consumer Discretionary.....  15.4%
                       Consumer Staples...........   5.7%
                       Energy.....................  11.5%
                       Financials.................  30.3%
                       Health Care................   1.5%
                       Industrials................   9.6%
                       Information Technology.....   2.8%
                       Materials..................  12.7%
                       Other......................    --
                       Telecommunication Services.   7.1%
                       Utilities..................   3.4%
                                                   -----
                                                   100.0%
                         The Japanese Small Company Series
                         Consumer Discretionary...  22.8%
                         Consumer Staples.........   9.5%
                         Energy...................   1.1%
                         Financials...............  10.6%
                         Health Care..............   4.5%
                         Industrials..............  27.5%
                         Information Technology...  11.3%
                         Materials................  12.2%
                         Utilities................   0.5%
                                                    -----
                                                   100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                     The Asia Pacific Small Company Series
                     Consumer Discretionary........  23.3%
                     Consumer Staples..............   3.8%
                     Energy........................   5.9%
                     Financials....................  12.4%
                     Health Care...................   5.1%
                     Industrials...................  22.4%
                     Information Technology........   3.9%
                     Materials.....................  17.2%
                     Other.........................     --
                     Real Estate Investment Trusts.   0.1%
                     Telecommunication Services....   2.0%
                     Utilities.....................   3.9%
                                                    ------
                                                    100.0%

                      The Canadian Small Company Series
                     Consumer Discretionary........  10.0%
                     Consumer Staples..............   2.4%
                     Energy........................  25.3%
                     Financials....................   6.9%
                     Health Care...................   3.1%
                     Industrials...................   9.9%
                     Information Technology........   5.6%
                     Materials.....................  34.7%
                     Real Estate Investment Trusts.   0.1%
                     Telecommunication Services....   0.3%
                     Utilities.....................   1.7%
                                                    ------
                                                    100.0%

                     The United Kingdom Small Company Series
                     Consumer Discretionary..........  21.4%
                     Consumer Staples................   4.2%
                     Energy..........................   5.5%
                     Financials......................  13.1%
                     Health Care.....................   1.7%
                     Industrials.....................  31.2%
                     Information Technology..........  11.1%
                     Materials.......................   7.1%
                     Other...........................     --
                     Real Estate Investment Trusts...     --
                     Telecommunication Services......   1.8%
                     Utilities.......................   2.9%
                                                      ------
                                                      100.0%

                         The Emerging Markets Series
                     Consumer Discretionary..........   7.1%
                     Consumer Staples................   8.2%
                     Energy..........................  15.2%
                     Financials......................  21.1%
                     Health Care.....................   0.7%
                     Industrials.....................   6.6%
                     Information Technology..........  14.1%
                     Materials.......................  14.9%
                     Other...........................     --
                     Real Estate Investment Trusts...   0.1%
                     Telecommunication Services......   8.9%
                     Utilities.......................   3.1%
                                                      ------
                                                      100.0%

                     The Continental Small Company Series
                     Consumer Discretionary........  14.8%
                     Consumer Staples..............   6.7%
                     Energy........................   5.2%
                     Financials....................  17.0%
                     Health Care...................   7.7%
                     Industrials...................  25.7%
                     Information Technology........  10.2%
                     Materials.....................   9.4%
                     Other.........................     --
                     Real Estate Investment Trusts.   0.1%
                     Telecommunication Services....   1.1%
                     Utilities.....................   2.1%
                                                    ------
                                                    100.0%

                     The Emerging Markets Small Cap Series
                     Consumer Discretionary........  19.0%
                     Consumer Staples..............  10.5%
                     Energy........................   1.7%
                     Financials....................  16.6%
                     Health Care...................   4.8%
                     Industrials...................  16.5%
                     Information Technology........   9.9%
                     Materials.....................  16.0%
                     Other.........................   0.1%
                     Real Estate Investment Trusts.   0.1%
                     Telecommunication Services....   1.0%
                     Utilities.....................   3.8%
                                                    ------
                                                    100.0%

                        THE U.S. LARGE CAP VALUE SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                        Percentage
                                                Shares         Value+ of Net Assets**
                                                ------         -----  ---------------
COMMON STOCKS -- (95.1%)...................
Consumer Discretionary -- (15.5%)..........
  Carnival Corp............................  2,260,335 $   86,050,953       0.8%
  CBS Corp. Class B........................  3,870,469     97,613,228       0.9%
  Comcast Corp. Class A.................... 11,535,742    302,697,870       2.9%
  Comcast Corp. Special Class A............  3,843,964     94,369,316       0.9%
  *Liberty Media Corp. Interactive Class A.  3,585,265     62,670,432       0.6%
  #News Corp. Class A......................  9,024,175    160,810,799       1.6%
  #News Corp. Class B......................  3,247,295     61,373,876       0.6%
  #Time Warner Cable, Inc..................  2,004,056    156,576,895       1.5%
  #Time Warner, Inc........................  6,251,359    236,676,452       2.3%
  Other Securities.........................               435,275,174       4.2%
                                                       --------------      -----
Total Consumer Discretionary...............             1,694,114,995      16.3%
                                                       --------------      -----

Consumer Staples -- (7.3%).................
  Archer-Daniels-Midland Co................  2,981,045    110,358,286       1.0%
  CVS Caremark Corp........................  6,816,437    247,027,677       2.4%
  Kraft Foods, Inc. Class A................  6,193,330    207,972,021       2.0%
  Other Securities.........................               235,468,214       2.3%
                                                       --------------      -----
Total Consumer Staples.....................               800,826,198       7.7%
                                                       --------------      -----

Energy -- (16.6%)..........................
  Anadarko Petroleum Corp..................  2,773,608    218,948,616       2.1%
  Chesapeake Energy Corp...................  3,174,634    106,889,927       1.0%
  #Chevron Corp............................    639,240     69,958,426       0.7%
  ConocoPhillips...........................  5,825,280    459,789,350       4.4%
  Hess Corp................................  1,453,921    124,979,049       1.2%
  Marathon Oil Corp........................  3,514,978    189,949,411       1.8%
  National-Oilwell, Inc....................  1,945,893    149,230,534       1.4%
  #Pioneer Natural Resources Co............    577,949     59,083,726       0.6%
  #Valero Energy Corp......................  2,742,854     77,622,768       0.7%
  Other Securities.........................               359,665,592       3.5%
                                                       --------------      -----
Total Energy...............................             1,816,117,399      17.4%
                                                       --------------      -----

Financials -- (20.3%)......................
  Bank of America Corp..................... 21,876,033    268,637,685       2.6%
  Capital One Financial Corp...............  2,343,277    128,247,550       1.2%
  *Citigroup, Inc.......................... 78,417,143    359,934,686       3.5%
  CME Group, Inc...........................    314,577     93,042,439       0.9%
  Hartford Financial Services Group, Inc...  2,160,202     62,581,052       0.6%
  Loews Corp...............................  2,466,987    109,188,845       1.0%
  MetLife, Inc.............................  4,607,955    215,606,214       2.1%
  Morgan Stanley...........................  3,042,449     79,560,041       0.8%
  #Prudential Financial, Inc...............  2,197,605    139,372,109       1.3%
  #SunTrust Banks, Inc.....................  2,563,152     72,255,255       0.7%
  Other Securities.........................               685,712,027       6.6%
                                                       --------------      -----
Total Financials...........................             2,214,137,903      21.3%
                                                       --------------      -----

Health Care -- (9.5%)......................
  Aetna, Inc...............................  1,938,699     80,223,365       0.8%
  *Humana, Inc.............................    712,843     54,261,609       0.5%
  Pfizer, Inc.............................. 14,482,035    303,543,454       2.9%
  *Thermo Fisher Scientific, Inc...........  1,994,284    119,637,097       1.1%
  UnitedHealth Group, Inc..................  2,296,880    113,075,402       1.1%
  WellPoint, Inc...........................  2,580,122    198,127,568       1.9%
  Other Securities.........................               172,306,807       1.7%
                                                       --------------      -----
Total Health Care..........................             1,041,175,302      10.0%
                                                       --------------      -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                     Percentage
                                                                            Shares          Value+ of Net Assets**
                                                                            ------          -----  ---------------
Industrials -- (12.6%)................................................
  CSX Corp............................................................   2,287,204 $   179,980,083       1.7%
  General Electric Co.................................................  15,225,603     311,363,581       3.0%
  Norfolk Southern Corp...............................................   2,186,220     163,266,910       1.6%
  #Northrop Grumman Corp..............................................   1,926,678     122,555,988       1.2%
  Tyco International, Ltd.............................................   1,149,868      56,044,566       0.5%
  Union Pacific Corp..................................................   2,594,778     268,481,680       2.6%
  Other Securities....................................................                 277,885,139       2.7%
                                                                                   ---------------     ------
Total Industrials.....................................................               1,379,577,947      13.3%
                                                                                   ---------------     ------

Information Technology -- (3.2%)......................................
  Other Securities....................................................                 350,589,780       3.4%
                                                                                   ---------------     ------

Materials -- (2.9%)...................................................
  #Alcoa, Inc.........................................................   5,357,434      91,076,378       0.8%
  International Paper Co..............................................   2,299,481      71,007,973       0.7%
  Other Securities....................................................                 155,591,864       1.5%
                                                                                   ---------------     ------
Total Materials.......................................................                 317,676,215       3.0%
                                                                                   ---------------     ------

Telecommunication Services -- (6.0%)..................................
  AT&T, Inc...........................................................  12,865,019     400,359,391       3.8%
  #CenturyLink, Inc...................................................   1,452,902      59,249,344       0.6%
 #*Sprint Nextel Corp.................................................  13,961,200      72,319,016       0.7%
  #Verizon Communications, Inc........................................   1,599,525      60,430,054       0.6%
  Other Securities....................................................                  58,771,008       0.5%
                                                                                   ---------------     ------
Total Telecommunication Services......................................                 651,128,813       6.2%
                                                                                   ---------------     ------

Utilities -- (1.2%)...................................................
  Public Service Enterprise Group, Inc................................   1,751,371      56,341,605       0.5%
  Other Securities....................................................                  67,245,478       0.7%
                                                                                   ---------------     ------
Total Utilities.......................................................                 123,587,083       1.2%
                                                                                   ---------------     ------
TOTAL COMMON STOCKS...................................................              10,388,931,635      99.8%
                                                                                   ---------------     ------

TEMPORARY CASH INVESTMENTS -- (0.1%)..................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares.  10,178,864      10,178,864       0.1%
                                                                                   ---------------     ------

                                                                         Shares/
                                                                          Face
                                                                         Amount
                                                                       -----------
                                                                          (000)
SECURITIES LENDING COLLATERAL -- (4.8%)...............................
(S)@DFA Short Term Investment Fund.................................... 523,266,285     523,266,285       5.1%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11
   (Collateralized by $1,544,114 FNMA 3.500%, 02/01/26, valued
   at $1,552,540) to be repurchased at $1,507,328.....................      $1,507       1,507,320       0.0%
                                                                                   ---------------     ------
TOTAL SECURITIES LENDING COLLATERAL...................................                 524,773,605       5.1%
                                                                                   ---------------     ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,580,486,809)................................................             $10,923,884,104     105.0%
                                                                                   ===============     ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               ----------------------------------------------------

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks.................
  Consumer Discretionary...... $ 1,694,114,995           --   --    $ 1,694,114,995
  Consumer Staples............     800,826,198           --   --        800,826,198
  Energy......................   1,816,117,399           --   --      1,816,117,399
  Financials..................   2,214,137,903           --   --      2,214,137,903
  Health Care.................   1,041,175,302           --   --      1,041,175,302
  Industrials.................   1,379,577,947           --   --      1,379,577,947
  Information Technology......     350,589,780           --   --        350,589,780
  Materials...................     317,676,215           --   --        317,676,215
  Telecommunication Services..     651,128,813           --   --        651,128,813
  Utilities...................     123,587,083           --   --        123,587,083
Temporary Cash Investments....      10,178,864           --   --         10,178,864
Securities Lending Collateral.              -- $524,773,605   --        524,773,605
                               --------------- ------------   --    ---------------
TOTAL......................... $10,399,110,499 $524,773,605   --    $10,923,884,104
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -----      ---------------
COMMON STOCKS -- (83.0%)........................
AUSTRALIA -- (4.8%).............................
  #Australia & New Zealand Banking Group, Ltd... 1,696,439 $ 45,188,322       0.6%
  #National Australia Bank, Ltd................. 1,901,632   56,616,627       0.7%
  Wesfarmers, Ltd............................... 2,539,298   93,023,189       1.1%
  Other Securities..............................            274,559,990       3.4%
                                                           ------------      -----
TOTAL AUSTRALIA.................................            469,388,128       5.8%
                                                           ------------      -----

AUSTRIA -- (0.3%)...............................
  Other Securities..............................             33,729,173       0.4%
                                                           ------------      -----

BELGIUM -- (0.8%)...............................
  Other Securities..............................             81,832,923       1.0%
                                                           ------------      -----

CANADA -- (10.2%)...............................
  #Encana Corp.................................. 2,051,015   68,912,717       0.9%
  #Manulife Financial Corp...................... 3,219,919   57,820,033       0.7%
  #Nexen, Inc................................... 1,719,282   45,482,882       0.6%
  #Sun Life Financial, Inc...................... 1,494,503   48,919,049       0.6%
  Suncor Energy, Inc............................ 2,545,871  117,344,432       1.4%
  Talisman Energy, Inc.......................... 2,162,345   52,221,723       0.6%
  Teck Resources, Ltd. Class B.................. 1,303,030   70,828,973       0.9%
  #Thomson Reuters Corp......................... 1,832,184   74,282,702       0.9%
  #TransCanada Corp............................. 1,941,948   83,556,205       1.0%
  Other Securities..............................            368,196,722       4.5%
                                                           ------------      -----
TOTAL CANADA....................................            987,565,438      12.1%
                                                           ------------      -----

DENMARK -- (1.3%)...............................
  Other Securities..............................            125,784,300       1.5%
                                                           ------------      -----

FINLAND -- (0.7%)...............................
  Other Securities..............................             72,344,385       0.9%
                                                           ------------      -----

FRANCE -- (8.3%)................................
  #AXA SA....................................... 3,678,548   82,466,032       1.0%
  BNP Paribas SA................................   607,569   48,031,142       0.6%
  Cie de Saint-Gobain SA........................   875,747   60,426,286       0.8%
  Credit Agricole SA............................ 2,709,992   45,077,952       0.6%
  #GDF Suez SA.................................. 2,720,289  111,230,825       1.4%
  Societe Generale Paris SA..................... 1,255,581   83,907,846       1.0%
  #Vivendi SA................................... 3,447,034  108,081,627       1.3%
  Other Securities..............................            270,063,507       3.3%
                                                           ------------      -----
TOTAL FRANCE....................................            809,285,217      10.0%
                                                           ------------      -----

GERMANY -- (8.1%)...............................
  #Allianz SE...................................   439,353   69,027,351       0.8%
  #Allianz SE Sponsored ADR..................... 2,834,240   44,639,280       0.6%
  Bayerische Motoren Werke AG...................   915,762   86,217,868       1.1%
  *Daimler AG................................... 2,088,586  161,419,483       2.0%
  Deutsche Bank AG..............................   965,050   62,853,121       0.8%
  Deutsche Telekom AG........................... 2,852,483   47,140,915       0.6%
  #Deutsche Telekom AG Sponsored ADR............ 3,099,741   51,455,701       0.6%
  #E.ON AG...................................... 1,598,720   54,642,935       0.7%
  #Munchener Rueckversicherungs-Gesellschaft AG.   412,644   68,067,628       0.8%
  Other Securities..............................            139,601,150       1.7%
                                                           ------------      -----
TOTAL GERMANY...................................            785,065,432       9.7%
                                                           ------------      -----

GREECE -- (0.1%)................................
  Other Securities..............................             10,014,324       0.1%
                                                           ------------      -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                         ---------- -------------- ---------------
HONG KONG -- (1.4%).....................
  Hutchison Whampoa, Ltd................  5,618,000 $   64,322,781       0.8%
  Other Securities......................                73,073,228       0.9%
                                                    --------------      -----
TOTAL HONG KONG.........................               137,396,009       1.7%
                                                    --------------      -----

IRELAND -- (0.1%).......................
  Other Securities......................                11,433,581       0.1%
                                                    --------------      -----

ISRAEL -- (0.4%)........................
  Other Securities......................                36,826,376       0.4%
                                                    --------------      -----

ITALY -- (1.5%).........................
  Other Securities......................               142,505,906       1.7%
                                                    --------------      -----

JAPAN -- (16.1%)........................
  Mitsubishi Heavy Industries, Ltd......  9,007,000     43,038,599       0.5%
  #Mitsubishi UFJ Financial Group, Inc.. 13,207,406     63,390,116       0.8%
  Nissan Motor Co., Ltd.................  4,831,600     46,487,303       0.6%
  #Sony Corp. Sponsored ADR.............  1,801,665     51,005,136       0.6%
  #Sumitomo Corp........................  3,241,900     44,721,492       0.5%
  #Toyota Motor Corp. Sponsored ADR.....    551,545     43,947,106       0.5%
  Other Securities......................             1,272,689,380      15.7%
                                                    --------------      -----
TOTAL JAPAN.............................             1,565,279,132      19.2%
                                                    --------------      -----

MALAYSIA -- (0.0%)......................
  Other Securities......................                        --       0.0%
                                                    --------------      -----

NETHERLANDS -- (3.2%)...................
  ArcelorMittal NV......................  2,446,831     90,424,916       1.1%
  *ING Groep NV.........................  3,849,884     50,719,361       0.6%
  *Koninklijke Philips Electronics NV...  1,939,039     57,430,601       0.7%
  Other Securities......................               109,870,597       1.4%
                                                    --------------      -----
TOTAL NETHERLANDS.......................               308,445,475       3.8%
                                                    --------------      -----

NEW ZEALAND -- (0.1%)...................
  Other Securities......................                 5,336,761       0.1%
                                                    --------------      -----

NORWAY -- (0.9%)........................
  Other Securities......................                87,106,036       1.1%
                                                    --------------      -----

PORTUGAL -- (0.1%)......................
  Other Securities......................                 9,833,096       0.1%
                                                    --------------      -----

SINGAPORE -- (1.0%).....................
  Other Securities......................                94,898,798       1.2%
                                                    --------------      -----

SPAIN -- (2.7%).........................
  #Repsol YPF SA Sponsored ADR..........  1,432,181     51,157,505       0.6%
  Other Securities......................               207,178,508       2.6%
                                                    --------------      -----
TOTAL SPAIN.............................               258,336,013       3.2%
                                                    --------------      -----

SWEDEN -- (2.1%)........................
  Nordea Bank AB........................  4,013,687     45,762,056       0.6%
  Other Securities......................               162,959,751       2.0%
                                                    --------------      -----
TOTAL SWEDEN............................               208,721,807       2.6%
                                                    --------------      -----

SWITZERLAND -- (5.2%)...................
  #Holcim, Ltd. AG......................    886,165     77,213,358       0.9%
  Swiss Reinsurance Co., Ltd. AG........  1,108,107     66,116,889       0.8%
  Zurich Financial Services AG..........    322,634     90,717,790       1.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                              Shares        Value++
                                                                                           ------------- --------------
SWITZERLAND -- (Continued)................................................................
  Other Securities........................................................................               $  273,495,501
                                                                                                         --------------
TOTAL SWITZERLAND.........................................................................                  507,543,538
                                                                                                         --------------

UNITED KINGDOM -- (13.6%).................................................................
  Aviva P.L.C.............................................................................     7,396,866     55,357,784
  #Barclays P.L.C. Sponsored ADR..........................................................     4,180,831     79,644,831
  Kingfisher P.L.C........................................................................    10,285,817     47,258,773
  Royal Dutch Shell P.L.C. ADR............................................................     3,242,203    254,059,027
  Vodafone Group P.L.C....................................................................    34,976,333    101,109,152
  Vodafone Group P.L.C. Sponsored ADR.....................................................     8,335,538    242,730,867
  Xstrata P.L.C...........................................................................     3,843,909     98,592,431
  Other Securities........................................................................                  442,839,701
                                                                                                         --------------
TOTAL UNITED KINGDOM......................................................................                1,321,592,566
                                                                                                         --------------
TOTAL COMMON STOCKS.......................................................................                8,070,264,414
                                                                                                         --------------
RIGHTS/WARRANTS -- (0.0%).................................................................
PORTUGAL -- (0.0%)........................................................................
  Other Securities........................................................................                      134,266
                                                                                                         --------------

SPAIN -- (0.0%)...........................................................................
  Other Securities........................................................................                      257,338
                                                                                                         --------------
TOTAL RIGHTS/WARRANTS.....................................................................                      391,604
                                                                                                         --------------

                                                                                                    Face
                                                                                                  Amount    Value+
                                                                                                  ------    -----
                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)......................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $8,145,000 FNMA 2.24%, 07/06/15, valued at $8,348,625) to be repurchased at
   $8,222,130.............................................................................        $8,222      8,222,000
                                                                                                         --------------

                                                                                                 Shares/
                                                                                                    Face
                                                                                                  Amount
                                                                                                  ------
                                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (16.9%)..................................................
(S)@DFA Short Term Investment Fund........................................................ 1,646,576,000  1,646,576,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,348,186)## to be repurchased at
   $1,321,755.............................................................................        $1,322      1,321,751
                                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL.......................................................                1,647,897,751
                                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%).............................................................
  (Cost $7,369,761,306)...................................................................               $9,726,775,769
                                                                                                         ==============

                                                                                             Percentage
                                                                                           of Net Assets**
                                                                                           ---------------
SWITZERLAND -- (Continued)................................................................
  Other Securities........................................................................       3.4%
                                                                                               ------
TOTAL SWITZERLAND.........................................................................       6.2%
                                                                                               ------

UNITED KINGDOM -- (13.6%).................................................................
  Aviva P.L.C.............................................................................       0.7%
  #Barclays P.L.C. Sponsored ADR..........................................................       1.0%
  Kingfisher P.L.C........................................................................       0.6%
  Royal Dutch Shell P.L.C. ADR............................................................       3.1%
  Vodafone Group P.L.C....................................................................       1.2%
  Vodafone Group P.L.C. Sponsored ADR.....................................................       3.0%
  Xstrata P.L.C...........................................................................       1.2%
  Other Securities........................................................................       5.5%
                                                                                               ------
TOTAL UNITED KINGDOM......................................................................      16.3%
                                                                                               ------
TOTAL COMMON STOCKS.......................................................................      99.2%
                                                                                               ------
RIGHTS/WARRANTS -- (0.0%).................................................................
PORTUGAL -- (0.0%)........................................................................
  Other Securities........................................................................       0.0%
                                                                                               ------

SPAIN -- (0.0%)...........................................................................
  Other Securities........................................................................       0.0%
                                                                                               ------
TOTAL RIGHTS/WARRANTS.....................................................................       0.0%
                                                                                               ------





TEMPORARY CASH INVESTMENTS -- (0.1%)......................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $8,145,000 FNMA 2.24%, 07/06/15, valued at $8,348,625) to be repurchased at
   $8,222,130.............................................................................       0.1%
                                                                                               ------






SECURITIES LENDING COLLATERAL -- (16.9%)..................................................
(S)@DFA Short Term Investment Fund........................................................      20.3%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,348,186)## to be repurchased at
   $1,321,755.............................................................................       0.0%
                                                                                               ------
TOTAL SECURITIES LENDING COLLATERAL.......................................................      20.3%
                                                                                               ------
TOTAL INVESTMENTS -- (100.0%).............................................................
  (Cost $7,369,761,306)...................................................................     119.6%
                                                                                               ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               ----------------------------------------------------

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks.................
  Australia................... $    8,439,298 $  460,948,830   --    $  469,388,128
  Austria.....................             --     33,729,173   --        33,729,173
  Belgium.....................      4,541,994     77,290,929   --        81,832,923
  Canada......................    987,565,438             --   --       987,565,438
  Denmark.....................             --    125,784,300   --       125,784,300
  Finland.....................      2,515,212     69,829,173   --        72,344,385
  France......................     33,906,195    775,379,022   --       809,285,217
  Germany.....................    123,575,824    661,489,608   --       785,065,432
  Greece......................        984,576      9,029,748   --        10,014,324
  Hong Kong...................             --    137,396,009   --       137,396,009
  Ireland.....................      6,174,077      5,259,504   --        11,433,581
  Israel......................      4,108,164     32,718,212   --        36,826,376
  Italy.......................     28,173,735    114,332,171   --       142,505,906
  Japan.......................    134,310,391  1,430,968,741   --     1,565,279,132
  Malaysia....................             --             --   --                --
  Netherlands.................     26,000,266    282,445,209   --       308,445,475
  New Zealand.................             --      5,336,761   --         5,336,761
  Norway......................        533,709     86,572,327   --        87,106,036
  Portugal....................             --      9,833,096   --         9,833,096
  Singapore...................             --     94,898,798   --        94,898,798
  Spain.......................    100,033,060    158,302,953   --       258,336,013
  Sweden......................     14,472,862    194,248,945   --       208,721,807
  Switzerland.................     66,974,850    440,568,688   --       507,543,538
  United Kingdom..............    663,451,513    658,141,053   --     1,321,592,566
Rights/Warrants...............
  Portugal....................        134,266             --   --           134,266
  Spain.......................        257,338             --   --           257,338
Temporary Cash Investments....             --      8,222,000   --         8,222,000
Securities Lending Collateral.             --  1,647,897,751   --     1,647,897,751
                               -------------- --------------   --    --------------
TOTAL......................... $2,206,152,768 $7,520,623,001   --    $9,726,775,769
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.
                                      196

                       THE JAPANESE SMALL COMPANY SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                    Percentage
                                           Shares      Value++ of Net Assets**
                                           ------      -----   ---------------
 COMMON STOCKS -- (86.4%)..............
 Consumer Discretionary -- (19.7%).....
   Aoyama Trading Co., Ltd.............   250,500 $  4,126,612       0.3%
   Autobacs Seven Co., Ltd.............   100,400    3,690,046       0.2%
   Exedy Corp..........................   119,700    3,824,051       0.3%
   *Haseko Corp........................ 5,356,000    3,589,532       0.2%
   Kayaba Industry Co., Ltd............   633,000    5,265,926       0.4%
   *K's Holdings Corp..................   156,927    4,891,112       0.3%
   Nifco, Inc..........................   187,400    4,738,275       0.3%
  #*Pioneer Electronic Corp............   981,300    4,150,730       0.3%
   #Ryohin Keikaku Co., Ltd............    92,200    4,279,821       0.3%
   Shimachu Co., Ltd...................   161,100    3,760,811       0.3%
   Sumitomo Forestry Co., Ltd..........   433,066    3,795,604       0.3%
   Toyobo Co., Ltd..................... 2,970,000    4,692,999       0.3%
   Other Securities....................            283,004,359      19.1%
                                                  ------------      -----
 Total Consumer Discretionary..........            333,809,878      22.6%
                                                  ------------      -----

 Consumer Staples -- (8.2%)............
   Fuji Oil Co., Ltd...................   258,900    3,594,194       0.2%
   Morinaga Milk Industry Co., Ltd.....   886,000    3,576,420       0.2%
   Nichirei Corp.......................   839,000    3,686,298       0.3%
   Other Securities....................            127,288,516       8.6%
                                                  ------------      -----
 Total Consumer Staples................            138,145,428       9.3%
                                                  ------------      -----

 Energy -- (1.0%)......................
   Other Securities....................             16,415,458       1.1%
                                                  ------------      -----

 Financials -- (9.2%)..................
   Bank of Okinawa, Ltd. (The).........    92,500    3,710,734       0.2%
   Century Tokyo Leasing Corp..........   254,990    4,374,982       0.3%
   Hyakugo Bank, Ltd. (The)............   885,609    3,860,107       0.3%
   Kiyo Holdings, Inc.................. 2,526,900    3,596,475       0.2%
   Musashino Bank, Ltd.................   127,700    4,044,141       0.3%
   San-in Godo Bank, Ltd. (The)........   547,000    4,057,201       0.3%
   Other Securities....................            131,523,976       8.9%
                                                  ------------      -----
 Total Financials......................            155,167,616      10.5%
                                                  ------------      -----

 Health Care -- (3.8%).................
   Kaken Pharmaceutical Co., Ltd.......   353,000    4,579,538       0.3%
   KYORIN Holdings, Inc................   205,000    3,660,079       0.2%
   #Nipro Corp.........................   189,900    3,872,841       0.3%
   #Sawai Pharmaceutical Co., Ltd......    53,400    4,791,485       0.3%
   Other Securities....................             48,299,942       3.3%
                                                  ------------      -----
 Total Health Care.....................             65,203,885       4.4%
                                                  ------------      -----

 Industrials -- (23.7%)................
   #Asahi Diamond Industrial Co., Ltd..   241,000    5,013,117       0.3%
   Duskin Co., Ltd.....................   211,600    4,268,817       0.3%
   #Hitachi Zosen Corp................. 2,937,500    4,289,823       0.3%
  #*Makino Milling Machine Co., Ltd....   388,000    3,647,468       0.2%
   #Miura Co., Ltd.....................   137,600    3,909,526       0.3%
   #Mori Seiki Co., Ltd................   381,900    4,898,750       0.3%
   #Nachi-Fujikoshi Corp...............   663,000    3,704,420       0.3%
   #OKUMA Corp.........................   513,000    4,832,293       0.3%
   Sankyu, Inc.........................   863,000    3,966,052       0.3%
   Takara Standard Co., Ltd............   501,000    3,784,898       0.3%
   Other Securities....................            359,358,977      24.3%
                                                  ------------      -----
 Total Industrials.....................            401,674,141      27.2%
                                                  ------------      -----

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                                  Shares        Value++
                                                                                                  ------        -----

Information Technology -- (9.8%)............................................................
  #Anritsu Corp.............................................................................     458,000 $    3,654,714
  #Capcom Co., Ltd..........................................................................     199,400      3,705,483
  Horiba, Ltd...............................................................................     145,650      4,382,098
  #Kakaku.com, Inc..........................................................................         647      3,728,546
  Mitsumi Electric Co., Ltd.................................................................     278,000      3,564,793
  #Net One Systems Co., Ltd.................................................................       1,984      3,592,498
  #Nichicon Corp............................................................................     270,300      4,154,274
  Ulvac, Inc................................................................................     160,300      3,588,009
  Other Securities..........................................................................                134,805,153
                                                                                                         --------------
Total Information Technology................................................................                165,175,568
                                                                                                         --------------

Materials -- (10.5%)........................................................................
  FP Corp...................................................................................      61,200      3,531,788
  Nippon Light Metal Co., Ltd...............................................................   1,944,000      3,971,974
  Sumitomo Bakelite Co., Ltd................................................................     591,000      3,790,225
  Sumitomo Osaka Cement Co., Ltd............................................................   1,521,000      4,135,556
  #Taiheiyo Cement Corp.....................................................................   3,133,000      5,371,601
  #Toagosei Co., Ltd........................................................................     941,000      5,096,217
  Tokai Carbon Co., Ltd.....................................................................     751,000      3,960,897
  Other Securities..........................................................................                148,348,719
                                                                                                         --------------
Total Materials.............................................................................                178,206,977
                                                                                                         --------------

Utilities -- (0.5%).........................................................................
  Other Securities..........................................................................                  7,928,232
                                                                                                         --------------
TOTAL COMMON STOCKS.........................................................................              1,461,727,183
                                                                                                         --------------
RIGHTS/WARRANTS -- (0.0%)...................................................................
  Other Securities..........................................................................                         --
                                                                                                         --------------

                                                                                                Face
                                                                                               Amount            Value+
                                                                                               ------            ------
                                                                                                (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $4,235,000 FNMA 2.24%, 07/06/15, valued at $4,340,875) to be repurchased at $4,276,090...      $4,276      4,276,000
                                                                                                         --------------

                                                                                               Shares/
                                                                                                Face
                                                                                               Amount
                                                                                               -------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (13.4%)....................................................
(S)@DFA Short Term Investment Fund.......................................................... 221,671,392    221,671,392
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $4,563,870)## to be repurchased at
   $4,474,397...............................................................................      $4,474      4,474,382
                                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                226,145,774
                                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,787,483,188)......................................................................             $1,692,148,957
                                                                                                         ==============

                                                                                                  Percentage
                                                                                             of Net Assets**
                                                                                             ---------------

Information Technology -- (9.8%)............................................................
  #Anritsu Corp.............................................................................       0.3%
  #Capcom Co., Ltd..........................................................................       0.3%
  Horiba, Ltd...............................................................................       0.3%
  #Kakaku.com, Inc..........................................................................       0.3%
  Mitsumi Electric Co., Ltd.................................................................       0.2%
  #Net One Systems Co., Ltd.................................................................       0.2%
  #Nichicon Corp............................................................................       0.3%
  Ulvac, Inc................................................................................       0.2%
  Other Securities..........................................................................       9.1%
                                                                                                 ------
Total Information Technology................................................................      11.2%
                                                                                                 ------

Materials -- (10.5%)........................................................................
  FP Corp...................................................................................       0.2%
  Nippon Light Metal Co., Ltd...............................................................       0.3%
  Sumitomo Bakelite Co., Ltd................................................................       0.3%
  Sumitomo Osaka Cement Co., Ltd............................................................       0.3%
  #Taiheiyo Cement Corp.....................................................................       0.4%
  #Toagosei Co., Ltd........................................................................       0.3%
  Tokai Carbon Co., Ltd.....................................................................       0.3%
  Other Securities..........................................................................      10.0%
                                                                                                 ------
Total Materials.............................................................................      12.1%
                                                                                                 ------

Utilities -- (0.5%).........................................................................
  Other Securities..........................................................................       0.5%
                                                                                                 ------
TOTAL COMMON STOCKS.........................................................................      98.9%
                                                                                                 ------
RIGHTS/WARRANTS -- (0.0%)...................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------





TEMPORARY CASH INVESTMENTS -- (0.2%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $4,235,000 FNMA 2.24%, 07/06/15, valued at $4,340,875) to be repurchased at $4,276,090...       0.3%
                                                                                                 ------






SECURITIES LENDING COLLATERAL -- (13.4%)....................................................
(S)@DFA Short Term Investment Fund..........................................................      15.0%
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $4,563,870)## to be repurchased at
   $4,474,397...............................................................................       0.3%
                                                                                                 ------
TOTAL SECURITIES LENDING COLLATERAL.........................................................      15.3%
                                                                                                 ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,787,483,188)......................................................................     114.5%
                                                                                                 ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                               ------------------------------------------------

                                   Investment in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks.................
  Consumer Discretionary......         -- $  333,809,878   --    $  333,809,878
  Consumer Staples............ $   65,172    138,080,256   --       138,145,428
  Energy......................         --     16,415,458   --        16,415,458
  Financials..................         --    155,167,616   --       155,167,616
  Health Care.................         --     65,203,885   --        65,203,885
  Industrials.................  1,076,398    400,597,743   --       401,674,141
  Information Technology......         --    165,175,568   --       165,175,568
  Materials...................         --    178,206,977   --       178,206,977
  Utilities...................         --      7,928,232   --         7,928,232
Rights/Warrants...............         --             --   --                --
Temporary Cash Investments....         --      4,276,000   --         4,276,000
Securities Lending Collateral.         --    226,145,774   --       226,145,774
                               ---------- --------------   --    --------------

TOTAL......................... $1,141,570 $1,691,007,387   --    $1,692,148,957
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                           Percentage
                                                  Shares      Value++ of Net Assets**
                                                  ------      -----   ---------------
COMMON STOCKS -- (84.3%).....................
AUSTRALIA -- (51.7%).........................
  Adelaide Brighton, Ltd.....................  1,917,857 $  6,655,998       0.6%
  Ansell, Ltd................................    503,479    7,702,234       0.7%
  APA Group, Ltd.............................  1,773,977    8,281,926       0.8%
  *Atlas Iron, Ltd...........................  2,593,241   10,014,504       0.9%
  Australian Infrastructure Fund.............  3,159,690    6,571,688       0.6%
  Beach Petroleum, Ltd.......................  4,257,412    4,491,142       0.4%
  Boart Longyear Group.......................  1,792,094    8,976,872       0.8%
  Bradken, Ltd...............................    634,599    5,553,583       0.5%
  #Campbell Brothers, Ltd....................    294,836   14,657,425       1.3%
  #Challenger Financial Services Group, Ltd..  1,750,037    9,281,573       0.8%
  #ConnectEast Group, Ltd.................... 14,936,366    7,705,073       0.7%
  #David Jones, Ltd..........................  1,447,885    7,415,523       0.7%
  #Downer EDI, Ltd...........................  1,149,707    4,680,369       0.4%
  DUET Group, Ltd............................  3,697,647    6,901,024       0.6%
  #Flight Centre, Ltd........................    192,954    4,994,112       0.5%
  #Goodman Fielder, Ltd......................  5,129,571    6,053,766       0.6%
  #Graincorp, Ltd. Series A..................    681,088    5,854,200       0.5%
  Iluka Resources, Ltd.......................    573,137    7,886,027       0.7%
  #Independence Group NL.....................    892,724    6,589,108       0.6%
  #IOOF Holdings, Ltd........................    989,055    7,784,133       0.7%
  #JB Hi-Fi, Ltd.............................    407,557    8,472,841       0.8%
  *Karoon Gas Australia, Ltd.................    667,086    4,851,071       0.4%
  #Kingsgate Consolidated, Ltd...............    557,653    4,756,200       0.4%
  Mineral Resources, Ltd.....................    389,673    4,992,402       0.5%
  Monadelphous Group, Ltd....................    318,887    6,734,839       0.6%
  *Mount Gibson Iron, Ltd....................  2,962,399    6,147,151       0.6%
  #Myer Holdings, Ltd........................  2,133,900    7,410,693       0.7%
  #Navitas, Ltd..............................  1,157,537    5,179,719       0.5%
  *PanAust, Ltd..............................  8,757,197    7,454,486       0.7%
  #Perpetual Trustees Australia, Ltd.........    159,965    5,070,503       0.5%
  *Perseus Mining, Ltd.......................  1,605,654    5,181,070       0.5%
  #Primary Health Care, Ltd..................  1,781,885    6,796,821       0.6%
  #Reece Australia, Ltd......................    238,457    5,493,927       0.5%
  #SAI Global, Ltd...........................  1,045,821    5,749,666       0.5%
  #Seek, Ltd.................................    666,916    5,102,086       0.5%
  Seven Group Holdings, Ltd..................    712,694    7,145,642       0.6%
  #Southern Cross Media Group, Ltd...........  2,546,520    4,590,720       0.4%
  Spark Infrastructure Group, Ltd............  4,761,050    6,199,067       0.6%
  Super Retail Group, Ltd....................    836,106    6,595,224       0.6%
  Ten Network Holdings, Ltd..................  3,492,166    5,185,837       0.5%
  Tower Australia Group, Ltd.................  1,617,790    7,093,004       0.6%
  #Transfield Services, Ltd..................  1,745,379    6,819,577       0.6%
  #UGL, Ltd..................................    332,576    5,514,381       0.5%
  #West Australian Newspapers Holdings, Ltd..  1,216,239    6,681,153       0.6%
  Other Securities...........................             373,863,826      34.0%
                                                         ------------      -----
TOTAL AUSTRALIA..............................             667,132,186      60.7%
                                                         ------------      -----

HONG KONG -- (18.1%).........................
  Giordano International, Ltd................  7,162,000    5,173,960       0.5%
  #Luk Fook Holdings International, Ltd......  1,226,000    4,554,137       0.4%
  #Pacific Basin Shipping, Ltd...............  7,551,000    4,685,250       0.4%
  #Techtronic Industries Co., Ltd............  4,086,000    5,598,146       0.5%
  Other Securities...........................             212,989,026      19.4%
                                                         ------------      -----
TOTAL HONG KONG..............................             233,000,519      21.2%
                                                         ------------      -----

MALAYSIA -- (0.0%)...........................
  Other Securities...........................                   4,355       0.0%
                                                         ------------      -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED




                                                                                                  Shares        Value++
                                                                                                  ------        -----
NEW ZEALAND -- (4.9%).......................................................................
  Fisher & Paykel Healthcare Corp., Ltd.....................................................   2,569,174     $6,437,606
  Sky City Entertainment Group, Ltd.........................................................   2,560,206      7,386,175
  Other Securities..........................................................................                 49,413,687
                                                                                                         --------------
TOTAL NEW ZEALAND...........................................................................                 63,237,468
                                                                                                         --------------

SINGAPORE -- (9.6%).........................................................................
  Other Securities..........................................................................                123,955,395
                                                                                                         --------------
TOTAL COMMON STOCKS.........................................................................              1,087,329,923
                                                                                                         --------------

RIGHTS/WARRANTS -- (0.0%)...................................................................
AUSTRALIA -- (0.0%).........................................................................
  Other Securities..........................................................................                      1,031
                                                                                                         --------------

SINGAPORE -- (0.0%).........................................................................
  Other Securities..........................................................................                    327,840
                                                                                                         --------------
TOTAL RIGHTS/WARRANTS.......................................................................                    328,871
                                                                                                         --------------

                                                                                                Face
                                                                                               Amount            Value+
                                                                                               ------            -----
                                                                                                (000)
TEMPORARY CASH INVESTMENTS -- (0.0%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $650,000 FNMA 2.24%, 07/06/15, valued at $666,250) to be repurchased at $653,010.........        $653        653,000
                                                                                                         --------------

                                                                                               Shares/
                                                                                                Face
                                                                                               Amount
                                                                                               ------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (15.7%)....................................................
(S)@DFA Short Term Investment Fund.......................................................... 201,646,000    201,646,000
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $454,600)## to be repurchased at
   $445,687.................................................................................        $446        445,686
                                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                202,091,686
                                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,019,396,170)......................................................................             $1,290,403,480
                                                                                                         ==============

                                                                                               Percentage
                                                                                             of Net Assets**
                                                                                             ---------------
NEW ZEALAND -- (4.9%).......................................................................
  Fisher & Paykel Healthcare Corp., Ltd.....................................................       0.6%
  Sky City Entertainment Group, Ltd.........................................................       0.6%
  Other Securities..........................................................................       4.5%
                                                                                                 ------
TOTAL NEW ZEALAND...........................................................................       5.7%
                                                                                                 ------

SINGAPORE -- (9.6%).........................................................................
  Other Securities..........................................................................      11.3%
                                                                                                 ------
TOTAL COMMON STOCKS.........................................................................      98.9%
                                                                                                 ------

RIGHTS/WARRANTS -- (0.0%)...................................................................
AUSTRALIA -- (0.0%).........................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------

SINGAPORE -- (0.0%).........................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------
TOTAL RIGHTS/WARRANTS.......................................................................       0.0%
                                                                                                 ------





TEMPORARY CASH INVESTMENTS -- (0.0%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $650,000 FNMA 2.24%, 07/06/15, valued at $666,250) to be repurchased at $653,010.........       0.1%
                                                                                                 ------






SECURITIES LENDING COLLATERAL -- (15.7%)....................................................
(S)@DFA Short Term Investment Fund..........................................................      18.4%
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $454,600)## to be repurchased at
   $445,687.................................................................................       0.0%
                                                                                                 ------
TOTAL SECURITIES LENDING COLLATERAL.........................................................      18.4%
                                                                                                 ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,019,396,170)......................................................................     117.4%
                                                                                                 ======

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                               -------------------------------------

                                    Investment in Securities (Market Value)
                               -------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks.................
  Australia................... $10,064,366 $  657,067,820   --    $  667,132,186
  Hong Kong...................   1,145,078    231,855,441   --       233,000,519
  Malaysia....................          --          4,355   --             4,355
  New Zealand.................      79,490     63,157,978   --        63,237,468
  Singapore...................     265,477    123,689,918   --       123,955,395
Rights/Warrants...............
  Australia...................         335            696   --             1,031
  Singapore...................     327,840             --   --           327,840
Temporary Cash Investments....          --        653,000   --           653,000
Securities Lending Collateral.          --    202,091,686   --       202,091,686
                               ----------- --------------   --    --------------

  TOTAL....................... $11,882,586 $1,278,520,894   --    $1,290,403,480
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                       Percentage
                                                 Shares      Value++ of Net Assets**
                                                 ------      -----   ---------------
COMMON STOCKS -- (98.3%).....................
Consumer Discretionary -- (21.1%)............
  *Berkeley Group Holdings P.L.C. (The)......   477,432 $  8,470,415       0.7%
  Daily Mail & General Trust P.L.C. Series A. 1,068,559    8,914,668       0.7%
  GKN P.L.C.................................. 3,596,147   13,418,925       1.0%
  *Inchcape P.L.C............................ 1,643,458   10,032,419       0.8%
  Informa P.L.C.............................. 1,496,188   10,439,622       0.8%
  Persimmon P.L.C............................ 1,099,320    8,892,926       0.7%
  Thomas Cook Group P.L.C.................... 3,007,335    8,628,710       0.7%
  United Business Media P.L.C................   917,439    9,278,061       0.7%
  William Hill P.L.C......................... 2,714,131   10,146,570       0.8%
  Other Securities...........................            182,552,238      14.3%
                                                        ------------      -----
Total Consumer Discretionary.................            270,774,554      21.2%
                                                        ------------      -----

Consumer Staples -- (4.1%)...................
  Tate & Lyle P.L.C.......................... 1,074,000   10,673,726       0.8%
  Other Securities...........................             42,603,978       3.4%
                                                        ------------      -----
Total Consumer Staples.......................             53,277,704       4.2%
                                                        ------------      -----

Energy -- (5.3%).............................
  *Afren P.L.C............................... 3,590,716    9,617,903       0.7%
  John Wood Group P.L.C...................... 1,071,070   12,427,861       1.0%
  *Premier Oil P.L.C.........................   422,955   14,215,573       1.1%
  Other Securities...........................             32,593,518       2.6%
                                                        ------------      -----
Total Energy.................................             68,854,855       5.4%
                                                        ------------      -----

Financials -- (12.9%)........................
  Aberdeen Asset Management P.L.C............ 2,716,498   10,379,884       0.8%
  Amlin P.L.C................................ 1,777,720   12,434,118       1.0%
  Catlin Group, Ltd. P.L.C................... 1,334,735    8,825,564       0.7%
  #Henderson Group P.L.C..................... 3,124,354    8,488,434       0.7%
  Hiscox, Ltd. P.L.C......................... 1,517,006   10,469,923       0.8%
  IG Group Holdings P.L.C.................... 1,317,769   10,309,471       0.8%
  #London Stock Exchange Group P.L.C.........   544,693    7,950,486       0.6%
  Provident Financial P.L.C..................   501,557    8,453,996       0.7%
  Other Securities...........................             88,613,962       6.9%
                                                        ------------      -----
Total Financials.............................            165,925,838      13.0%
                                                        ------------      -----

Health Care -- (1.6%)........................
  Other Securities...........................             20,875,412       1.7%
                                                        ------------      -----

Industrials -- (30.7%).......................
  Babcock International Group P.L.C.......... 1,312,221   14,056,564       1.1%
  Balfour Beatty P.L.C....................... 2,529,020   13,887,921       1.1%
  Carillion P.L.C............................ 1,610,191   10,568,104       0.8%
  Charter International P.L.C................   654,213    8,992,285       0.7%
  *Cookson Group P.L.C....................... 1,062,056   12,741,552       1.0%
  Firstgroup P.L.C........................... 1,710,421    9,294,198       0.7%
  Hays P.L.C................................. 5,207,030   10,371,657       0.8%
  Homeserve P.L.C............................ 1,162,452    9,497,191       0.8%
  IMI P.L.C.................................. 1,144,362   20,942,717       1.6%
  Intertek Group P.L.C.......................   518,306   18,412,693       1.4%
  Meggitt P.L.C.............................. 2,465,596   14,834,737       1.2%
  Melrose P.L.C.............................. 1,897,545   11,243,800       0.9%
  Michael Page International P.L.C........... 1,310,832   12,132,598       1.0%
  Rotork P.L.C...............................   366,679   10,536,732       0.8%
  Spirax-Sarco Engineering P.L.C.............   319,520   10,742,876       0.8%
  Stagecoach Group P.L.C..................... 2,035,130    8,401,445       0.7%
  Travis Perkins P.L.C.......................   881,638   15,879,591       1.3%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                                   Shares        Value++
                                                                                                   ------        -----
Industrials -- (Continued).....................................................................
  Ultra Electronics Holdings P.L.C.............................................................   283,178 $    8,176,431
  Other Securities.............................................................................              173,479,365
                                                                                                          --------------
Total Industrials..............................................................................              394,192,457
                                                                                                          --------------

Information Technology -- (10.9%)..............................................................
  Halma P.L.C.................................................................................. 1,541,075      9,624,609
  *Imagination Technologies Group P.L.C........................................................   936,573      7,839,064
  Logica P.L.C................................................................................. 6,203,909     14,055,074
  *Misys P.L.C................................................................................. 1,604,251      8,461,615
  Spectris P.L.C...............................................................................   515,234     12,767,765
  Other Securities.............................................................................               87,622,720
                                                                                                          --------------
Total Information Technology...................................................................              140,370,847
                                                                                                          --------------

Materials -- (7.0%)............................................................................
  Croda International P.L.C....................................................................   514,684     16,171,143
  Mondi P.L.C.................................................................................. 1,078,021     10,714,345
  Victrex P.L.C................................................................................   340,523      8,369,179
  Other Securities.............................................................................               54,257,575
                                                                                                          --------------
Total Materials................................................................................               89,512,242
                                                                                                          --------------

Real Estate Investment Trusts -- (0.0%)........................................................
  Other Securities.............................................................................                  402,049
                                                                                                          --------------

Telecommunication Services -- (1.8%)...........................................................
  Other Securities.............................................................................               23,040,222
                                                                                                          --------------

Utilities -- (2.9%)............................................................................
  *Drax Group P.L.C............................................................................ 1,388,611     10,227,374
  Northumbrian Water Group P.L.C............................................................... 1,966,497     11,537,216
  Pennon Group P.L.C........................................................................... 1,351,544     14,929,895
  Other Securities.............................................................................                  237,494
                                                                                                          --------------
Total Utilities................................................................................               36,931,979
                                                                                                          --------------
TOTAL COMMON STOCKS............................................................................            1,264,158,159
                                                                                                          --------------
PREFERRED STOCKS -- (0.0%).....................................................................
Consumer Staples -- (0.0%).....................................................................
  Other Securities.............................................................................                    4,548
                                                                                                          --------------
RIGHTS/WARRANTS -- (0.0%)......................................................................
  Other Securities.............................................................................                   12,988
                                                                                                          --------------
                                                                                                  Face
                                                                                                 Amount           Value+
                                                                                                 ------           -----
                                                                                                 (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)...........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $775,000
   FNMA 2.24%, 07/06/15, valued at $794,375) to be repurchased at $780,021.....................      $780        780,000
                                                                                                          --------------

                                                                                                  Percentage
                                                                                                of Net Assets**
                                                                                                ---------------
Industrials -- (Continued).....................................................................
  Ultra Electronics Holdings P.L.C.............................................................       0.6%
  Other Securities.............................................................................      13.6%
                                                                                                     -----
Total Industrials..............................................................................      30.9%
                                                                                                     -----

Information Technology -- (10.9%)..............................................................
  Halma P.L.C..................................................................................       0.7%
  *Imagination Technologies Group P.L.C........................................................       0.6%
  Logica P.L.C.................................................................................       1.1%
  *Misys P.L.C.................................................................................       0.7%
  Spectris P.L.C...............................................................................       1.0%
  Other Securities.............................................................................       6.9%
                                                                                                     -----
Total Information Technology...................................................................      11.0%
                                                                                                     -----

Materials -- (7.0%)............................................................................
  Croda International P.L.C....................................................................       1.3%
  Mondi P.L.C..................................................................................       0.8%
  Victrex P.L.C................................................................................       0.7%
  Other Securities.............................................................................       4.2%
                                                                                                     -----
Total Materials................................................................................       7.0%
                                                                                                     -----

Real Estate Investment Trusts -- (0.0%)........................................................
  Other Securities.............................................................................       0.0%
                                                                                                     -----

Telecommunication Services -- (1.8%)...........................................................
  Other Securities.............................................................................       1.8%
                                                                                                     -----

Utilities -- (2.9%)............................................................................
  *Drax Group P.L.C............................................................................       0.8%
  Northumbrian Water Group P.L.C...............................................................       0.9%
  Pennon Group P.L.C...........................................................................       1.2%
  Other Securities.............................................................................       0.0%
                                                                                                     -----
Total Utilities................................................................................       2.9%
                                                                                                     -----
TOTAL COMMON STOCKS............................................................................      99.1%
                                                                                                     -----
PREFERRED STOCKS -- (0.0%).....................................................................
Consumer Staples -- (0.0%).....................................................................
  Other Securities.............................................................................       0.0%
                                                                                                     -----
RIGHTS/WARRANTS -- (0.0%)......................................................................
  Other Securities.............................................................................       0.0%
                                                                                                     -----




TEMPORARY CASH INVESTMENTS -- (0.1%)...........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $775,000
   FNMA 2.24%, 07/06/15, valued at $794,375) to be repurchased at $780,021.....................       0.1%
                                                                                                     -----

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                              Shares/
                                                                                               Face
                                                                                              Amount            Value+
                                                                                              ------            -----
                                                                                               (000)
SECURITIES LENDING COLLATERAL -- (1.6%).....................................................
(S)@DFA Short Term Investment Fund.......................................................... 20,248,051 $   20,248,051
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $128,343)## to be repurchased at
   $125,826.................................................................................       $126        125,826
                                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                20,373,877
                                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,032,781,538)......................................................................            $1,285,329,572
                                                                                                        ==============

                                                                                               Percentage
                                                                                             of Net Assets**
                                                                                             ---------------

SECURITIES LENDING COLLATERAL -- (1.6%).....................................................
(S)@DFA Short Term Investment Fund..........................................................       1.6%
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $128,343)## to be repurchased at
   $125,826.................................................................................       0.0%
                                                                                                 ------
TOTAL SECURITIES LENDING COLLATERAL.........................................................       1.6%
                                                                                                 ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,032,781,538)......................................................................     100.8%
                                                                                                 ======

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                                 ----------------------------------------------

                                    Investment in Securities (Market Value)
                                 ----------------------------------------------
                                 Level 1     Level 2     Level 3     Total
                                 -------- -------------- ------- --------------
Common Stocks...................
  Consumer Discretionary........ $ 67,755 $  270,706,799   --    $  270,774,554
  Consumer Staples..............  319,369     52,958,335   --        53,277,704
  Energy........................       --     68,854,855   --        68,854,855
  Financials....................    7,425    165,918,413   --       165,925,838
  Health Care...................   34,533     20,840,879   --        20,875,412
  Industrials...................   97,512    394,094,945   --       394,192,457
  Information Technology........       --    140,370,847   --       140,370,847
  Materials.....................       --     89,512,242   --        89,512,242
  Real Estate Investment Trusts.       --        402,049   --           402,049
  Telecommunication Services....       --     23,040,222   --        23,040,222
  Utilities.....................       --     36,931,979   --        36,931,979
Preferred Stocks................
  Consumer Staples..............       --          4,548   --             4,548
Rights/Warrants.................       --         12,988   --            12,988
Temporary Cash Investments......       --        780,000   --           780,000
Securities Lending Collateral...       --     20,373,877   --        20,373,877
                                 -------- --------------   --    --------------
TOTAL........................... $526,594 $1,284,802,978   --    $1,285,329,572
                                 ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                              Percentage
                                        Shares      Value++ of Net Assets**
                                        ------      -----   ---------------
     COMMON STOCKS -- (82.6%).......
     AUSTRIA -- (2.1%)..............
       Andritz AG...................   108,026 $ 11,156,772       0.4%
       Other Securities.............             56,218,358       2.1%
                                               ------------      -----
     TOTAL AUSTRIA..................             67,375,130       2.5%
                                               ------------      -----

     BELGIUM -- (2.8%)..............
       Ackermans & van Haaren NV....    87,214    9,123,574       0.3%
       D'ieteren SA.................   129,060    9,373,552       0.3%
       Other Securities.............             74,770,233       2.8%
                                               ------------      -----
     TOTAL BELGIUM..................             93,267,359       3.4%
                                               ------------      -----

     DENMARK -- (2.3%)..............
       *Topdanmark A.S..............    53,386    9,808,134       0.3%
       Other Securities.............             64,927,456       2.4%
                                               ------------      -----
     TOTAL DENMARK..................             74,735,590       2.7%
                                               ------------      -----

     FINLAND -- (5.4%)..............
       *KCI Konecranes Oyj..........   245,559   11,813,486       0.5%
       Other Securities.............            163,658,230       6.0%
                                               ------------      -----
     TOTAL FINLAND..................            175,471,716       6.5%
                                               ------------      -----

     FRANCE -- (10.5%)..............
       Arkema SA....................   199,362   20,763,577       0.8%
       *Atos Origin SA..............   143,571    8,845,870       0.3%
       Nexans SA....................   110,500   11,711,186       0.4%
       *Rhodia SA...................   333,947   15,543,003       0.6%
       *Valeo SA....................   232,962   14,839,036       0.6%
       Other Securities.............            272,482,859      10.0%
                                               ------------      -----
     TOTAL FRANCE...................            344,185,531      12.7%
                                               ------------      -----

     GERMANY -- (12.4%).............
      #*Aareal Bank AG..............   423,110   12,827,414       0.5%
       #Aixtron SE..................   314,748   13,367,177       0.5%
       Aurubis AG...................   152,783    9,029,595       0.3%
       Bilfinger Berger SE..........   162,980   15,689,829       0.6%
       #MTU Aero Engines Holding AG.   176,697   13,526,481       0.5%
       Rheinmetall AG...............   120,000   10,757,796       0.4%
       Rhoen-Klinikum AG............   406,308    9,293,479       0.3%
      #*SGL Carbon SE...............   229,387   12,204,924       0.4%
       #Software AG.................    70,053   13,258,747       0.5%
       Symrise AG...................   330,233   10,869,746       0.4%
       Wincor Nixdorf AG............   119,287    9,859,086       0.4%
       Other Securities.............            274,313,538      10.1%
                                               ------------      -----
     TOTAL GERMANY..................            404,997,812      14.9%
                                               ------------      -----

     GREECE -- (2.2%)...............
       Other Securities.............             70,718,259       2.6%
                                               ------------      -----

     IRELAND -- (2.3%)..............
       DCC P.L.C. (0242493).........   308,989   10,308,113       0.4%
       *Dragon Oil P.L.C............ 1,347,570   12,561,228       0.4%
       Paddy Power P.L.C. (0258810).   180,573    8,824,308       0.3%
       Other Securities.............             42,932,391       1.6%
                                               ------------      -----
     TOTAL IRELAND..................             74,626,040       2.7%
                                               ------------      -----

     ISRAEL -- (2.4%)...............
       Other Securities.............             77,833,729       2.9%
                                               ------------      -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                Percentage
                                     Shares        Value++ of Net Assets**
                                     ------        -----   ---------------
     ITALY -- (7.2%)...............
       Bulgari SpA................. 525,731 $    9,575,649       0.3%
       Prysmian SpA................ 653,038     15,415,106       0.6%
       Other Securities............            211,495,780       7.8%
                                            --------------      -----
     TOTAL ITALY...................            236,486,535       8.7%
                                            --------------      -----

     NETHERLANDS -- (4.4%).........
       Aalberts Industries NV...... 377,504      9,547,547       0.4%
      #*ASM International NV....... 205,174      8,899,893       0.3%
       *CSM NV..................... 233,047      8,927,576       0.3%
       #Imtech NV.................. 272,622     10,353,369       0.4%
       Nutreco NV.................. 143,733     11,185,989       0.4%
       SBM Offshore NV............. 556,537     16,276,196       0.6%
       Other Securities............             77,583,584       2.9%
                                            --------------      -----
     TOTAL NETHERLANDS.............            142,774,154       5.3%
                                            --------------      -----

     NORWAY -- (2.8%)..............
       Other Securities............             91,009,733       3.3%
                                            --------------      -----

     PORTUGAL -- (0.8%)............
       Other Securities............             25,988,392       1.0%
                                            --------------      -----

     SPAIN -- (4.7%)...............
       #Grifols SA................. 457,616      9,058,317       0.4%
       Other Securities............            144,638,737       5.3%
                                            --------------      -----
     TOTAL SPAIN...................            153,697,054       5.7%
                                            --------------      -----

     SWEDEN -- (6.6%)..............
       Elekta AB Series B.......... 302,500     13,805,452       0.5%
       *Lundin Petroleum AB........ 699,240     10,612,260       0.4%
       #Trelleborg AB Series B..... 878,565     10,632,177       0.4%
       Other Securities............            180,911,547       6.7%
                                            --------------      -----
     TOTAL SWEDEN..................            215,961,436       8.0%
                                            --------------      -----

     SWITZERLAND -- (13.6%)........
       Aryzta AG................... 289,931     16,171,926       0.6%
      #*Clariant AG................ 928,757     19,280,933       0.7%
       *Dufry AG...................  65,162      8,524,342       0.3%
       #Galenica Holding AG........  18,828     12,432,711       0.5%
       *GAM Holding AG............. 780,910     15,391,811       0.6%
       *George Fisher AG...........  15,351     10,037,208       0.4%
       Helvetia Holding AG.........  22,754     10,683,310       0.4%
      #*Logitech International SA.. 676,961      9,387,974       0.3%
      #*Meyer Burger Technology AG. 200,895     10,050,669       0.4%
       *Nobel Biocare Holding AG... 478,680     10,633,007       0.4%
       PSP Swiss Property AG....... 148,327     13,503,004       0.5%
       Sulzer AG...................  76,216     13,768,437       0.5%
       Swiss Life Holding AG.......  93,938     17,151,719       0.6%
      #*Temenos Group AG........... 259,801      8,642,205       0.3%
       Other Securities............            268,508,651       9.9%
                                            --------------      -----
     TOTAL SWITZERLAND.............            444,167,907      16.4%
                                            --------------      -----

     UNITED KINGDOM -- (0.1%)......
       Other Securities............              3,033,111       0.1%
                                            --------------      -----
     TOTAL COMMON STOCKS...........          2,696,329,488      99.4%
                                            --------------      -----
     RIGHTS/WARRANTS -- (0.0%).....
     BELGIUM -- (0.0%).............
       Other Securities............                  2,080       0.0%
                                            --------------      -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                                  Shares        Value++
                                                                                                  ------        -----
DENMARK -- (0.0%)..............................................................................
  Other Securities.............................................................................              $        8,623
                                                                                                             --------------

FRANCE -- (0.0%)...............................................................................
  Other Securities.............................................................................                      14,164
                                                                                                             --------------

GREECE -- (0.0%)...............................................................................
  Other Securities.............................................................................                          --
                                                                                                             --------------

ITALY -- (0.0%)................................................................................
  Other Securities.............................................................................                       5,453
                                                                                                             --------------

NORWAY -- (0.0%)...............................................................................
  Other Securities.............................................................................                       1,757
                                                                                                             --------------

PORTUGAL -- (0.0%).............................................................................
  Other Securities.............................................................................                      80,321
                                                                                                             --------------

SPAIN -- (0.0%)................................................................................
  Other Securities.............................................................................                      71,955
                                                                                                             --------------

SWITZERLAND -- (0.0%)..........................................................................
  Other Securities.............................................................................                         319
                                                                                                             --------------
TOTAL RIGHTS/WARRANTS..........................................................................                     184,672
                                                                                                             --------------

                                                                                                   Face
                                                                                                  Amount        Value+
                                                                                                  ------        -----
                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (0.0%)...........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $980,000
   FNMA 2.24%, 07/06/15, valued at $1,004,500) to be repurchased at $985,016...................        $985         985,000
                                                                                                             --------------

                                                                                                  Shares/
                                                                                                   Face
                                                                                                  Amount
                                                                                                  ------
                                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (17.4%).......................................................
(S)@DFA Short Term Investment Fund............................................................. 565,595,550     565,595,550
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,822,713)## to be repurchased at
   $1,786,980..................................................................................      $1,787       1,786,974
                                                                                                             --------------
TOTAL SECURITIES LENDING COLLATERAL............................................................                 567,382,524
                                                                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,542,449,640).........................................................................              $3,264,881,684
                                                                                                             ==============

                                                                                                  Percentage
                                                                                                of Net Assets**
                                                                                                ---------------
DENMARK -- (0.0%)..............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

FRANCE -- (0.0%)...............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

GREECE -- (0.0%)...............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

ITALY -- (0.0%)................................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

NORWAY -- (0.0%)...............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

PORTUGAL -- (0.0%).............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

SPAIN -- (0.0%)................................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

SWITZERLAND -- (0.0%)..........................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------
TOTAL RIGHTS/WARRANTS..........................................................................       0.0%
                                                                                                    ------





TEMPORARY CASH INVESTMENTS -- (0.0%)...........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $980,000
   FNMA 2.24%, 07/06/15, valued at $1,004,500) to be repurchased at $985,016...................       0.0%
                                                                                                    ------






SECURITIES LENDING COLLATERAL -- (17.4%).......................................................
(S)@DFA Short Term Investment Fund.............................................................      20.8%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,822,713)## to be repurchased at
   $1,786,980..................................................................................       0.1%
                                                                                                    ------
TOTAL SECURITIES LENDING COLLATERAL............................................................      20.9%
                                                                                                    ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,542,449,640).........................................................................     120.3%
                                                                                                    ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                               -------------------------------------------------

                                    Investment in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks
  Austria                      $   123,646 $   67,251,484   --    $   67,375,130
  Belgium                          287,009     92,980,350   --        93,267,359
  Denmark                          331,264     74,404,326   --        74,735,590
  Finland                               --    175,471,716   --       175,471,716
  France                           253,573    343,931,958   --       344,185,531
  Germany                        1,637,837    403,359,975   --       404,997,812
  Greece                         2,097,516     68,620,743   --        70,718,259
  Ireland                           26,116     74,599,924   --        74,626,040
  Israel                         4,556,230     73,277,499   --        77,833,729
  Italy                                 --    236,486,535   --       236,486,535
  Netherlands                           --    142,774,154   --       142,774,154
  Norway                                --     91,009,733   --        91,009,733
  Portugal                              --     25,988,392   --        25,988,392
  Spain                          3,333,060    150,363,994   --       153,697,054
  Sweden                            11,558    215,949,878   --       215,961,436
  Switzerland                       93,555    444,074,352   --       444,167,907
  United Kingdom                        --      3,033,111   --         3,033,111
Rights/Warrants
  Belgium                            2,080             --   --             2,080
  Denmark                            8,623             --   --             8,623
  France                            14,164             --   --            14,164
  Greece                                --             --   --                --
  Italy                              5,453             --   --             5,453
  Norway                                --          1,757   --             1,757
  Portugal                          80,321             --   --            80,321
  Spain                             71,388            567   --            71,955
  Switzerland                          319             --   --               319
Temporary Cash Investments              --        985,000   --           985,000
Securities Lending Collateral           --    567,382,524   --       567,382,524
                               ----------- --------------   --    --------------

TOTAL                          $12,933,712 $3,251,947,972   --    $3,264,881,684
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -----      ---------------
COMMON STOCKS -- (77.9%)..................
Consumer Discretionary -- (7.8%)..........
  Astral Media, Inc. Class A..............   195,947 $  7,623,325       0.8%
  #Corus Entertainment, Inc. Class B......   295,300    6,207,807       0.7%
 #*Dollarama, Inc.........................   197,346    6,184,335       0.7%
  Groupe Aeroplan, Inc....................   696,151    9,542,967       1.0%
 #*Imax Corp..............................   270,137    9,496,123       1.0%
  Quebecor, Inc. Class B..................   169,593    6,024,437       0.6%
  #RONA, Inc..............................   470,775    6,881,381       0.7%
  Other Securities........................             43,360,688       4.5%
                                                     ------------      -----
Total Consumer Discretionary..............             95,321,063      10.0%
                                                     ------------      -----

Consumer Staples -- (1.9%)................
  Other Securities........................             23,292,761       2.4%
                                                     ------------      -----

Energy -- (19.7%).........................
  #AltaGas, Ltd...........................   257,664    6,911,708       0.7%
  *Bankers Petroleum, Ltd.................   810,182    7,107,235       0.8%
  *BlackPearl Resources, Inc..............   954,830    8,043,117       0.8%
  #Daylight Energy, Ltd...................   724,488    8,315,742       0.9%
  #Ensign Energy Services, Inc............   448,952    8,669,189       0.9%
  *Legacy Oil & Gas, Inc..................   422,302    6,016,626       0.6%
  #Mullen Group, Ltd......................   264,757    5,937,899       0.6%
  *Precision Drilling Corp................   773,845   11,720,339       1.2%
  *Progress Energy Resources Corp.........   529,187    7,237,415       0.8%
  ShawCor, Ltd............................   222,500    7,962,638       0.8%
 #*SouthGobi Resources, Ltd...............   475,269    5,967,548       0.6%
  #Trican Well Service, Ltd...............   494,693   12,192,824       1.3%
 #*Uranium One, Inc....................... 1,819,900    7,578,509       0.8%
  Other Securities........................            137,946,677      14.4%
                                                     ------------      -----
Total Energy..............................            241,607,466      25.2%
                                                     ------------      -----

Financials -- (5.4%)......................
  AGF Management, Ltd. Class B............   330,879    6,924,276       0.7%
  #Canadian Western Bank..................   240,300    7,698,032       0.8%
  Home Capital Group, Inc.................   120,600    7,265,444       0.8%
  #TMX Group, Inc.........................   231,476    9,923,021       1.0%
  Other Securities........................             34,451,268       3.6%
                                                     ------------      -----
Total Financials..........................             66,262,041       6.9%
                                                     ------------      -----

Health Care -- (2.4%).....................
  *SXC Health Solutions Corp..............   187,154   10,343,268       1.1%
  Other Securities........................             19,548,934       2.0%
                                                     ------------      -----
Total Health Care.........................             29,892,202       3.1%
                                                     ------------      -----

Industrials -- (7.7%).....................
  CAE, Inc................................   530,943    7,154,810       0.7%
  IESI-BFC, Ltd...........................   352,770    8,952,077       0.9%
  #Ritchie Brothers Auctioneers, Inc......   290,737    9,114,051       1.0%
  #Russel Metals, Inc.....................   243,400    6,688,580       0.7%
  Toromont Industries, Ltd................   279,959    9,755,587       1.0%
  Other Securities........................             52,528,563       5.5%
                                                     ------------      -----
Total Industrials.........................             94,193,668       9.8%
                                                     ------------      -----

Information Technology -- (4.4%)..........
  *Celestica, Inc.........................   847,607    9,379,533       1.0%
  MacDonald Dettweiler & Associates, Ltd..   152,820    9,208,126       0.9%
 #*Open Text Corp.........................   190,644   11,678,620       1.2%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                             Shares            Value++
                                                                                             ------            -----
Information Technology -- (Continued)
  Other Securities                                                                                      $   23,586,681
Total Information Technology                                                                                53,852,960

Materials -- (27.0%)
  #Alamos Gold, Inc.                                                                            423,220      7,103,243
  *Consolidated Thompson Iron Mines, Ltd.                                                       656,633     11,881,369
 #*Detour Gold Corp.                                                                            237,256      8,019,285
 #*Euro Goldfields, Ltd.                                                                        521,960      7,259,941
 #*First Majestic Silver Corp.                                                                  326,583      6,848,181
  HudBay Minerals, Inc.                                                                         583,822      9,317,457
  *Lake Shore Gold Corp.                                                                      1,280,732      5,495,716
  #Methanex Corp.                                                                               379,100     12,256,692
  *New Gold, Inc.                                                                               539,829      6,064,982
 #*NovaGold Resources, Inc.                                                                     499,855      6,434,745
  *Quadra FNX Mining, Ltd.                                                                      611,063     10,029,920
  *SEMAFO, Inc.                                                                                 949,885      8,071,739
  Sherritt International Corp.                                                                1,042,326      8,813,199
 #*Silver Standard Resources, Inc.                                                              284,767      9,905,070
  Silvercorp Metals, Inc.                                                                       620,630      8,448,676
 #*Thompson Creek Metals Co., Inc.                                                              584,600      7,185,856
  West Fraser Timber Co., Ltd.                                                                  131,316      7,466,893
  Other Securities                                                                                         190,355,911
                                                                                                        --------------
Total Materials                                                                                            330,958,875
                                                                                                        --------------

Real Estate Investment Trusts -- (0.1%)
  Other Securities                                                                                             562,745
                                                                                                        --------------
Telecommunication Services -- (0.2%)

  Other Securities                                                                                           2,617,421
                                                                                                        --------------

Utilities -- (1.3%)
  Other Securities                                                                                          15,709,835
                                                                                                        --------------
TOTAL COMMON STOCKS                                                                                        954,271,037
                                                                                                        --------------

                                                                                              Face
                                                                                             Amount             Value+
                                                                                             ------             -----
                                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (0.0%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $605,000 FNMA 2.24%, 07/06/15, valued at $620,125) to be repurchased at $606,010                $606        606,000
                                                                                                        --------------

                                                                                             Shares/
                                                                                              Face
                                                                                             Amount
                                                                                             ------
                                                                                              (000)
SECURITIES LENDING COLLATERAL -- (22.1%)
(S)@DFA Short Term Investment Fund                                                          269,460,449    269,460,449
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,008,564)## to be repurchased at
   $988,791............................................................................... $        989        988,788
                                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL                                                                        270,449,237
                                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,043,681,080)                                                                                  $1,225,326,274
                                                                                                        ==============

                                                                                             Percentage
                                                                                           of Net Assets**
                                                                                           ---------------
Information Technology -- (Continued)
  Other Securities                                                                               2.5%
Total Information Technology                                                                     5.6%

Materials -- (27.0%)
  #Alamos Gold, Inc.                                                                             0.7%
  *Consolidated Thompson Iron Mines, Ltd.                                                        1.2%
 #*Detour Gold Corp.                                                                             0.8%
 #*Euro Goldfields, Ltd.                                                                         0.8%
 #*First Majestic Silver Corp.                                                                   0.7%
  HudBay Minerals, Inc.                                                                          1.0%
  *Lake Shore Gold Corp.                                                                         0.6%
  #Methanex Corp.                                                                                1.3%
  *New Gold, Inc.                                                                                0.6%
 #*NovaGold Resources, Inc.                                                                      0.7%
  *Quadra FNX Mining, Ltd.                                                                       1.1%
  *SEMAFO, Inc.                                                                                  0.8%
  Sherritt International Corp.                                                                   0.9%
 #*Silver Standard Resources, Inc.                                                               1.0%
  Silvercorp Metals, Inc.                                                                        0.9%
 #*Thompson Creek Metals Co., Inc.                                                               0.8%
  West Fraser Timber Co., Ltd.                                                                   0.8%
  Other Securities                                                                              19.9%
                                                                                               ------
Total Materials                                                                                 34.6%
                                                                                               ------

Real Estate Investment Trusts -- (0.1%)
  Other Securities                                                                               0.1%
                                                                                               ------
Telecommunication Services -- (0.2%)

  Other Securities                                                                               0.3%
                                                                                               ------

Utilities -- (1.3%)
  Other Securities                                                                               1.7%
                                                                                               ------
TOTAL COMMON STOCKS                                                                             99.7%
                                                                                               ------





TEMPORARY CASH INVESTMENTS -- (0.0%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $605,000 FNMA 2.24%, 07/06/15, valued at $620,125) to be repurchased at $606,010              0.1%
                                                                                               ------






SECURITIES LENDING COLLATERAL -- (22.1%)
(S)@DFA Short Term Investment Fund                                                              28.1%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,008,564)## to be repurchased at
   $988,791...............................................................................       0.1%
                                                                                               ------
TOTAL SECURITIES LENDING COLLATERAL                                                             28.2%
                                                                                               ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,043,681,080)                                                                         128.0%
                                                                                               ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                  Valuation Inputs
                                  ------------------------------------------------

                                      Investment in Securities (Market Value)
                                  ------------------------------------------------
                                    Level 1      Level 2    Level 3     Total
                                  ------------ ------------ ------- --------------
Common Stocks....................
  Consumer Discretionary          $ 95,321,063           --   --    $   95,321,063
  Consumer Staples                  23,292,761           --   --        23,292,761
  Energy                           241,607,466           --   --       241,607,466
  Financials                        66,262,041           --   --        66,262,041
  Health Care                       29,892,202           --   --        29,892,202
  Industrials                       94,193,668           --   --        94,193,668
  Information Technology            53,852,960           --   --        53,852,960
  Materials                        330,958,875           --   --       330,958,875
  Real Estate Investment Trusts        562,745           --   --           562,745
  Telecommunication Services         2,617,421           --   --         2,617,421
  Utilities                         15,709,835           --   --        15,709,835
Temporary Cash Investments.......           -- $    606,000   --           606,000
Securities Lending Collateral....           --  270,449,237   --       270,449,237
                                  ------------ ------------   --    --------------
TOTAL............................ $954,271,037 $271,055,237   --    $1,225,326,274
                                  ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                     Percentage
                                                             Shares        Value++ of Net Assets**
                                                             ------        -----   ---------------
COMMON STOCKS -- (85.0%)..................................
BRAZIL -- (4.6%)..........................................
  BRF - Brasil Foods SA ADR...............................    590,060 $ 12,220,143       0.4%
  Petroleo Brasilerio SA ADR..............................  1,009,389   37,680,491       1.4%
  #Vale SA Sponsored ADR..................................    375,714   12,548,848       0.4%
  Other Securities........................................              70,233,484       2.6%
                                                                      ------------      -----
TOTAL BRAZIL..............................................             132,682,966       4.8%
                                                                      ------------      -----

CHILE -- (1.7%)...........................................
  Other Securities........................................              50,098,578       1.8%
                                                                      ------------      -----

CHINA -- (12.0%)..........................................
  Bank of China, Ltd...................................... 40,360,100   22,390,727       0.8%
  China Construction Bank Corp............................ 26,181,590   24,825,704       0.9%
  #China Life Insurance Co., Ltd. ADR.....................    250,705   13,460,351       0.5%
  #China Mobile, Ltd. Sponsored ADR.......................    696,697   32,110,765       1.2%
  #CNOOC, Ltd. ADR........................................     68,756   17,151,184       0.6%
  Industrial & Commercial Bank of China, Ltd. Series H.... 35,627,185   30,219,447       1.1%
  #PetroChina Co., Ltd. ADR...............................    116,910   17,019,758       0.6%
  #Tencent Holdings, Ltd..................................    700,600   20,095,538       0.8%
  Other Securities........................................             172,363,905       6.3%
                                                                      ------------      -----
TOTAL CHINA...............................................             349,637,379      12.8%
                                                                      ------------      -----

COLOMBIA -- (0.4%)........................................
  Other Securities........................................              10,070,883       0.4%
                                                                      ------------      -----

CZECH REPUBLIC -- (0.6%)..................................
  Other Securities........................................              18,089,752       0.7%
                                                                      ------------      -----

EGYPT -- (0.1%)...........................................
  Other Securities........................................               3,237,365       0.1%
                                                                      ------------      -----

HUNGARY -- (0.7%).........................................
  Other Securities........................................              19,965,905       0.7%
                                                                      ------------      -----

INDIA -- (8.4%)...........................................
  HDFC Bank, Ltd..........................................    306,074   15,870,362       0.6%
  Infosys Technologies, Ltd...............................    282,676   18,581,616       0.7%
  #Infosys Technologies, Ltd. Sponsored ADR...............    233,496   15,219,269       0.5%
  Reliance Industries, Ltd................................  1,645,075   36,515,394       1.3%
  Tata Consultancy Services, Ltd..........................    481,215   12,667,589       0.5%
  Other Securities........................................             146,193,541       5.3%
                                                                      ------------      -----
TOTAL INDIA...............................................             245,047,771       8.9%
                                                                      ------------      -----

INDONESIA -- (2.5%).......................................
  PT Astra International Tbk..............................  2,078,561   13,661,027       0.5%
  Other Securities........................................              59,463,387       2.2%
                                                                      ------------      -----
TOTAL INDONESIA...........................................              73,124,414       2.7%
                                                                      ------------      -----

ISRAEL -- (0.0%)..........................................
  Other Securities........................................                      37       0.0%
                                                                      ------------      -----

MALAYSIA -- (3.4%)........................................
  Other Securities........................................              98,899,092       3.6%
                                                                      ------------      -----

MEXICO -- (6.2%)..........................................
  #America Movil S.A.B. de C.V. Series L.................. 22,345,121   64,016,791       2.3%
  #Fomento Economico Mexicano S.A.B. de C.V. Series B & D.  2,109,900   13,267,863       0.5%
  Grupo Mexico S.A.B. de C.V. Series B....................  3,928,317   13,602,050       0.5%
  #Wal-Mart de Mexico S.A.B. de C.V. Series V.............  6,300,780   19,704,134       0.7%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             Percentage
                                                   Shares          Value++ of Net Assets**
                                                   ------          -----   ---------------
MEXICO -- (Continued)...........................
  Other Securities..............................            $   70,617,877       2.6%
                                                            --------------      -----
TOTAL MEXICO....................................               181,208,715       6.6%
                                                            --------------      -----

PERU -- (0.4%)..................................
  Other Securities..............................                11,168,752       0.4%
                                                            --------------      -----

PHILIPPINES -- (0.4%)...........................
  Other Securities..............................                12,189,372       0.5%
                                                            --------------      -----

POLAND -- (1.4%)................................
  Other Securities..............................                39,864,572       1.5%
                                                            --------------      -----

RUSSIA -- (5.0%)................................
  Gazprom OAO Sponsored ADR.....................  3,487,010     59,083,004       2.1%
  Lukoil OAO Sponsored ADR......................    354,178     24,616,048       0.9%
  MMC Norilsk Nickel JSC ADR....................    597,703     16,545,199       0.6%
  Other Securities..............................                45,640,181       1.7%
                                                            --------------      -----
TOTAL RUSSIA....................................               145,884,432       5.3%
                                                            --------------      -----

SOUTH AFRICA -- (7.8%)..........................
  Impala Platinum Holdings, Ltd.................    478,692     14,970,063       0.5%
  MTN Group, Ltd................................  1,659,950     36,468,496       1.3%
  Naspers, Ltd. Series N........................    324,237     19,216,311       0.7%
  #Sasol, Ltd. Sponsored ADR....................    721,569     41,721,120       1.5%
  Standard Bank Group, Ltd......................    861,864     13,536,033       0.5%
  Other Securities..............................               102,788,992       3.8%
                                                            --------------      -----
TOTAL SOUTH AFRICA..............................               228,701,015       8.3%
                                                            --------------      -----

SOUTH KOREA -- (14.3%)..........................
  Hyundai Heavy Industries Co., Ltd.............     39,086     19,548,628       0.7%
  #Hyundai Mobis................................     53,070     17,800,124       0.6%
  Hyundai Motor Co., Ltd........................     95,919     22,123,640       0.8%
  Kia Motors Corp...............................    225,130     16,195,539       0.6%
  LG Chemical, Ltd..............................     32,392     16,092,933       0.6%
  POSCO.........................................     46,060     20,212,768       0.7%
  #Samsung Electronics Co., Ltd.................     95,982     80,171,919       2.9%
  Samsung Electronics Co., Ltd. GDR.............     49,372     20,610,804       0.8%
  #SK Innovation Co., Ltd.......................     51,889     11,287,927       0.4%
  Other Securities..............................               193,951,277       7.1%
                                                            --------------      -----
TOTAL SOUTH KOREA...............................               417,995,559      15.2%
                                                            --------------      -----

TAIWAN -- (11.6%)...............................
  China Steel Corp..............................  9,036,342     11,189,970       0.4%
  Formosa Chemicals & Fiber Co., Ltd............  3,356,445     13,573,038       0.5%
  Formosa Plastics Corp.........................  4,522,648     18,520,887       0.7%
  Hon Hai Precision Industry Co., Ltd...........  5,190,997     19,712,931       0.7%
  HTC Corp......................................    553,558     25,196,124       0.9%
  Nan Ya Plastic Corp...........................  6,052,564     18,590,966       0.7%
  #Taiwan Semiconductor Manufacturing Co., Ltd.. 22,386,808     57,903,170       2.1%
  Other Securities..............................               174,610,573       6.4%
                                                            --------------      -----
TOTAL TAIWAN....................................               339,297,659      12.4%
                                                            --------------      -----

THAILAND -- (1.9%)..............................
  Other Securities..............................                54,725,930       2.0%
                                                            --------------      -----

TURKEY -- (1.6%)................................
  Other Securities..............................                47,787,564       1.7%
                                                            --------------      -----
TOTAL COMMON STOCKS.............................             2,479,677,712      90.4%
                                                            --------------      -----

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                             Shares           Value++
                                                                                             ------           -----
PREFERRED STOCKS -- (8.3%)................................................................
BRAZIL -- (8.3%)..........................................................................
  Banco Bradesco SA.......................................................................   1,584,132 $   31,396,667
  Cia de Bebidas das Americas SA Preferred ADR............................................     661,939     21,565,973
  Itau Unibanco Holding SA................................................................   1,765,755     41,248,091
  Petroleo Brasilerio SA ADR..............................................................   1,376,550     45,935,474
  Vale SA Series A........................................................................   1,412,691     41,405,531
  Other Securities........................................................................                 61,470,052
                                                                                                       --------------
TOTAL BRAZIL..............................................................................                243,021,788
                                                                                                       --------------
TOTAL PREFERRED STOCKS....................................................................                243,021,788
                                                                                                       --------------
RIGHTS/WARRANTS -- (0.0%).................................................................
BRAZIL -- (0.0%)..........................................................................
  Other Securities........................................................................                        106
                                                                                                       --------------

TAIWAN -- (0.0%)..........................................................................
  Other Securities........................................................................                     26,088
                                                                                                       --------------
TOTAL RIGHTS/WARRANTS.....................................................................                     26,194
                                                                                                       --------------

                                                                                              Face
                                                                                             Amount            Value+
                                                                                             ------            -----
                                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)......................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $6,705,000 FNMA 2.24%, 07/06/15, valued at $6,872,625) to be repurchased at $6,769,107.      $6,769      6,769,000
                                                                                                       --------------

                                                                                             Shares/
                                                                                              Face
                                                                                             Amount
                                                                                             ------
                                                                                              (000)
SECURITIES LENDING COLLATERAL -- (6.5%)...................................................
(S)@DFA Short Term Investment Fund........................................................ 188,392,000    188,392,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $179,153)## to be repurchased at
   $175,641...............................................................................        $176        175,640
                                                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL.......................................................                188,567,640
                                                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,415,552,525)....................................................................             $2,918,062,334
                                                                                                       ==============

                                                                                             Percentage
                                                                                           of Net Assets**
                                                                                           ---------------
PREFERRED STOCKS -- (8.3%)................................................................
BRAZIL -- (8.3%)..........................................................................
  Banco Bradesco SA.......................................................................       1.2%
  Cia de Bebidas das Americas SA Preferred ADR............................................       0.8%
  Itau Unibanco Holding SA................................................................       1.5%
  Petroleo Brasilerio SA ADR..............................................................       1.7%
  Vale SA Series A........................................................................       1.5%
  Other Securities........................................................................       2.2%
                                                                                               ------
TOTAL BRAZIL..............................................................................       8.9%
                                                                                               ------
TOTAL PREFERRED STOCKS....................................................................       8.9%
                                                                                               ------
RIGHTS/WARRANTS -- (0.0%).................................................................
BRAZIL -- (0.0%)..........................................................................
  Other Securities........................................................................       0.0%
                                                                                               ------

TAIWAN -- (0.0%)..........................................................................
  Other Securities........................................................................       0.0%
                                                                                               ------
TOTAL RIGHTS/WARRANTS.....................................................................       0.0%
                                                                                               ------





TEMPORARY CASH INVESTMENTS -- (0.2%)......................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $6,705,000 FNMA 2.24%, 07/06/15, valued at $6,872,625) to be repurchased at $6,769,107.       0.2%
                                                                                               ------






SECURITIES LENDING COLLATERAL -- (6.5%)...................................................
(S)@DFA Short Term Investment Fund........................................................       6.9%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $179,153)## to be repurchased at
   $175,641...............................................................................       0.0%
                                                                                               ------
TOTAL SECURITIES LENDING COLLATERAL.......................................................       6.9%
                                                                                               ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,415,552,525)....................................................................     106.4%
                                                                                               ======

THE EMERGING MARKETS SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks.................
  Brazil...................... $132,682,966             --   --    $  132,682,966
  Chile.......................   50,098,578             --   --        50,098,578
  China.......................  100,798,351 $  248,839,028   --       349,637,379
  Colombia....................   10,070,883             --   --        10,070,883
  Czech Republic..............           --     18,089,752   --        18,089,752
  Egypt.......................           --      3,237,365   --         3,237,365
  Hungary.....................           --     19,965,905   --        19,965,905
  India.......................   30,113,356    214,934,415   --       245,047,771
  Indonesia...................           --     73,124,414   --        73,124,414
  Israel......................           --             37   --                37
  Malaysia....................    2,163,060     96,736,032   --        98,899,092
  Mexico......................  181,200,077          8,638   --       181,208,715
  Peru........................   11,168,752             --   --        11,168,752
  Philippines.................           --     12,189,372   --        12,189,372
  Poland......................           --     39,864,572   --        39,864,572
  Russia......................      740,666    145,143,766   --       145,884,432
  South Africa................   64,559,947    164,141,068   --       228,701,015
  South Korea.................    5,334,552    412,661,007   --       417,995,559
  Taiwan......................    9,062,700    330,234,959   --       339,297,659
  Thailand....................   54,725,930             --   --        54,725,930
  Turkey......................      443,693     47,343,871   --        47,787,564
Preferred Stocks..............
  Brazil......................  243,021,788             --   --       243,021,788
Rights/Warrants...............
  Brazil......................          106             --   --               106
  Taiwan......................           --         26,088   --            26,088
Temporary Cash Investments....           --      6,769,000   --         6,769,000
Securities Lending Collateral.           --    188,567,640   --       188,567,640
                               ------------ --------------   --    --------------
TOTAL......................... $896,185,405 $2,021,876,929   --    $2,918,062,334
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                                 Percentage
                                                        Shares      Value++ of Net Assets**
                                                        ------      -----   ---------------
COMMON STOCKS -- (88.6%)...........................
ARGENTINA -- (0.0%)................................
  Other Securities.................................            $          1       0.0%
                                                               ------------      -----

BRAZIL -- (7.4%)...................................
  *Anhanguera Educacional Participacoes SA.........    288,445    6,441,058       0.3%
  *BR Malls Participacoes SA.......................    567,258    5,992,771       0.3%
  *Cia Hering SA...................................    315,490    6,828,397       0.3%
  Diagnosticos Da America SA.......................    507,200    6,809,092       0.3%
  Duratex SA.......................................    624,462    6,569,315       0.3%
  *Localiza Rent a Car SA..........................    268,500    4,616,657       0.2%
  Lojas Renner SA..................................    273,700   10,142,836       0.5%
  Sul America SA...................................    411,948    5,357,524       0.3%
  Totvs SA.........................................    267,020    5,110,585       0.2%
  Other Securities.................................             118,512,845       5.4%
                                                               ------------      -----
TOTAL BRAZIL.......................................             176,381,080       8.1%
                                                               ------------      -----

CHILE -- (2.1%)....................................
  Other Securities.................................              49,538,319       2.3%
                                                               ------------      -----

CHINA -- (12.5%)...................................
  *Brilliance China Automotive Holdings, Ltd....... 11,292,000   11,072,619       0.5%
  #ENN Energy Holdings, Ltd........................  2,178,000    7,441,116       0.3%
  #Lonking Holdings, Ltd...........................  6,648,000    4,905,480       0.2%
 #*Semiconductor Manufacturing International Corp.. 93,483,000    8,383,100       0.4%
  Other Securities.................................             266,309,787      12.2%
                                                               ------------      -----
TOTAL CHINA........................................             298,112,102      13.6%
                                                               ------------      -----

HUNGARY -- (0.1%)..................................
  Other Securities.................................               3,876,120       0.2%
                                                               ------------      -----

INDIA -- (10.0%)...................................
  Other Securities.................................             239,196,971      10.9%
                                                               ------------      -----

INDONESIA -- (3.4%)................................
  PT Charoen Pokphand Indonesia Tbk................ 30,466,000    6,876,300       0.3%
  PT Kalbe Farma Tbk............................... 12,304,238    5,148,026       0.2%
  Other Securities.................................              68,716,159       3.2%
                                                               ------------      -----
TOTAL INDONESIA....................................              80,740,485       3.7%
                                                               ------------      -----

ISRAEL -- (0.0%)...................................
  Other Securities.................................                 651,403       0.0%
                                                               ------------      -----

MALAYSIA -- (5.1%).................................
  Dialog Group Berhad..............................  6,956,692    5,854,232       0.2%
  Other Securities.................................             117,449,179       5.4%
                                                               ------------      -----
TOTAL MALAYSIA.....................................             123,303,411       5.6%
                                                               ------------      -----

MEXICO -- (3.5%)...................................
  Embotelladora Arca S.A.B. de C.V.................  1,891,600   11,485,953       0.5%
 #*Empresas ICA S.A.B. de C.V. Sponsored ADR.......    681,589    6,727,283       0.3%
  Grupo Continental S.A.B. de C.V..................  3,036,559   11,368,928       0.5%
  *Industrias CH S.A.B. de C.V. Series B...........  1,172,808    4,647,750       0.2%
  Other Securities.................................              48,669,626       2.3%
                                                               ------------      -----
TOTAL MEXICO.......................................              82,899,540       3.8%
                                                               ------------      -----

PHILIPPINES -- (2.3%)..............................
  Other Securities.................................              54,232,225       2.5%
                                                               ------------      -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         Percentage
                                                              Shares        Value++ of Net Assets**
                                                              ------        -----   ---------------
POLAND -- (2.2%)..........................................
  Other Securities........................................           $   54,175,832       2.5%
                                                                     --------------      -----
SOUTH AFRICA -- (8.4%)....................................
  Adcock Ingram Holdings, Ltd.............................   565,230      5,248,914       0.3%
  AECI, Ltd...............................................   459,895      6,012,681       0.3%
  Aveng, Ltd.............................................. 1,051,746      5,588,707       0.3%
  AVI, Ltd................................................ 1,007,184      4,722,875       0.2%
  Clicks Group, Ltd.......................................   970,964      6,451,141       0.3%
  Foschini Group, Ltd. (The)..............................   672,822      9,287,008       0.4%
  Imperial Holdings, Ltd..................................   380,116      6,746,036       0.3%
  JD Group, Ltd...........................................   983,807      7,191,413       0.3%
  MMI Holdings, Ltd....................................... 1,925,326      4,994,411       0.2%
  Mr. Price Group, Ltd....................................   693,186      7,101,614       0.3%
  PSG Group, Ltd..........................................   742,484      4,936,302       0.2%
  Reunert, Ltd............................................   689,181      6,541,015       0.3%
  Spar Group, Ltd. (The)..................................   622,477      9,234,629       0.4%
  Tongaat-Hulett, Ltd.....................................   629,016      9,191,761       0.4%
  Woolworths Holdings, Ltd................................ 1,576,910      7,197,198       0.4%
  Other Securities........................................               99,891,434       4.6%
                                                                     --------------      -----
TOTAL SOUTH AFRICA........................................              200,337,139       9.2%
                                                                     --------------      -----
SOUTH KOREA -- (13.0%)....................................
  *BS Financial Group, Inc................................   413,910      6,025,284       0.3%
  #CJ Cheiljedang Corp....................................    23,413      5,434,748       0.3%
  Daegu Bank, Ltd.........................................   367,913      6,153,086       0.3%
  *Daelim Industrial Co., Ltd.............................    46,223      5,227,996       0.2%
  Dongbu Insurance Co., Ltd...............................    97,230      4,636,282       0.2%
  *Hyosung T & C Co., Ltd.................................    60,227      4,943,455       0.2%
  #Hyundai Department Store Co., Ltd......................    35,437      5,199,202       0.2%
  #Korea Komho Petrochemical Co., Ltd.....................    28,640      5,458,512       0.3%
  #Woongjin Coway Co., Ltd................................   142,150      4,750,618       0.2%
  *Woori Investment & Securities Co., Ltd.................   252,470      5,068,309       0.2%
  Other Securities........................................              258,070,476      11.8%
                                                                     --------------      -----
TOTAL SOUTH KOREA.........................................              310,967,968      14.2%
                                                                     --------------      -----

TAIWAN -- (12.8%).........................................
  Other Securities........................................              305,365,539      14.0%
                                                                     --------------      -----

THAILAND -- (3.1%)........................................
  Other Securities........................................               74,201,639       3.4%
                                                                     --------------      -----

TURKEY -- (2.7%)..........................................
  Other Securities........................................               64,266,401       2.9%
                                                                     --------------      -----
TOTAL COMMON STOCKS.......................................            2,118,246,175      96.9%
                                                                     --------------      -----
PREFERRED STOCKS -- (2.6%)................................
BRAZIL -- (2.6%)..........................................
  #Braskem SA Preferred A Sponsored ADR...................   259,214      7,732,354       0.4%
  *Eletropaulo Metropolitana Eletricidade de Sao Paulo SA.   368,000      8,980,117       0.4%
  Klabin SA............................................... 1,412,700      5,468,690       0.2%
  *Suzano Papel e Celullose SA............................   488,293      4,804,714       0.2%
  Ultrapar Participacoes SA...............................   267,380      4,673,881       0.2%
  Other Securities........................................               30,973,705       1.4%
                                                                     --------------      -----
TOTAL BRAZIL..............................................               62,633,461       2.8%
                                                                     --------------      -----

INDIA -- (0.0%)...........................................
  Other Securities........................................                  114,700       0.0%
                                                                     --------------      -----

MALAYSIA -- (0.0%)........................................
  Other Securities........................................                   10,455       0.0%
                                                                     --------------      -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            Shares         Value++
                                                                                            ------         -----
PHILIPPINES -- (0.0%)....................................................................
  Other Securities.......................................................................              $           174
                                                                                                       ---------------
TOTAL PREFERRED STOCKS...................................................................                   62,758,790
                                                                                                       ---------------
RIGHTS/WARRANTS -- (0.1%)................................................................
BRAZIL -- (0.0%).........................................................................
  Other Securities.......................................................................                           56
                                                                                                       ---------------

CHINA -- (0.0%)..........................................................................
  Other Securities.......................................................................                           --
                                                                                                       ---------------

POLAND -- (0.0%).........................................................................
  Other Securities.......................................................................                      639,526
                                                                                                       ---------------

TAIWAN -- (0.0%).........................................................................
  Other Securities.......................................................................                      103,520
                                                                                                       ---------------

THAILAND -- (0.1%).......................................................................
  Other Securities.......................................................................                      740,593
                                                                                                       ---------------

TURKEY -- (0.0%).........................................................................
  Other Securities.......................................................................                      113,565
                                                                                                       ---------------

TOTAL RIGHTS/WARRANTS....................................................................                    1,597,260
                                                                                                       ---------------

                                                                                            Shares/
                                                                                             Face
                                                                                            Amount         Value+
                                                                                            ------         -----
                                                                                             (000)
SECURITIES LENDING COLLATERAL -- (8.7%)..................................................
(S)@DFA Short Term Investment Fund....................................................... 206,164,900      206,164,900
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,840,727)## to be repurchased at
 $1,804,640..............................................................................      $1,805        1,804,634
                                                                                                       ---------------

TOTAL SECURITIES LENDING COLLATERAL......................................................                  207,969,534
                                                                                                       ---------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,670,482,090)...................................................................               $2,390,571,759
                                                                                                       ===============

                                                                                            Percentage
                                                                                          of Net Assets**
                                                                                          ---------------
PHILIPPINES -- (0.0%)....................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------
TOTAL PREFERRED STOCKS...................................................................       2.8%
                                                                                              ------
RIGHTS/WARRANTS -- (0.1%)................................................................
BRAZIL -- (0.0%).........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

CHINA -- (0.0%)..........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

POLAND -- (0.0%).........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

TAIWAN -- (0.0%).........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

THAILAND -- (0.1%).......................................................................
  Other Securities.......................................................................       0.1%
                                                                                              ------

TURKEY -- (0.0%).........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

TOTAL RIGHTS/WARRANTS....................................................................       0.1%
                                                                                              ------






SECURITIES LENDING COLLATERAL -- (8.7%)..................................................
(S)@DFA Short Term Investment Fund.......................................................       9.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,840,727)## to be repurchased at
 $1,804,640..............................................................................       0.1%
                                                                                              ------

TOTAL SECURITIES LENDING COLLATERAL......................................................       9.5%
                                                                                              ------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,670,482,090)...................................................................     109.3%
                                                                                              ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               ---------------------------------------------------

                                     Investment in Securities (Market Value)
                               ---------------------------------------------------
                                 Level 1          Level 2        Level 3      Total
                               ------------    --------------    ------- ---------------
Common Stocks.................
  Argentina...................           --    $            1      --    $             1
  Brazil...................... $176,381,080                --      --        176,381,080
  Chile.......................   49,538,319                --      --         49,538,319
  China.......................    1,408,043       296,704,059      --        298,112,102
  Hungary.....................           --         3,876,120      --          3,876,120
  India.......................    3,220,694       235,976,277      --        239,196,971
  Indonesia...................      377,789        80,362,696      --         80,740,485
  Israel......................        2,447           648,956      --            651,403
  Malaysia....................       34,460       123,268,951      --        123,303,411
  Mexico......................   82,605,573           293,967      --         82,899,540
  Philippines.................       14,447        54,217,778      --         54,232,225
  Poland......................           --        54,175,832      --         54,175,832
  South Africa................      328,308       200,008,831      --        200,337,139
  South Korea.................    7,079,184       303,888,784      --        310,967,968
  Taiwan......................      709,360       304,656,179      --        305,365,539
  Thailand....................   73,926,838           274,801      --         74,201,639
  Turkey......................           --        64,266,401      --         64,266,401
Preferred Stocks..............
  Brazil......................   62,594,700            38,761      --         62,633,461
  India.......................           --           114,700      --            114,700
  Malaysia....................       10,455                --      --             10,455
  Philippines.................           --               174      --                174
Rights/Warrants...............
  Brazil......................           56                --      --                 56
  China.......................           --                --      --                 --
  Poland......................           --           639,526      --            639,526
  Taiwan......................           --           103,520      --            103,520
  Thailand....................           --           740,593      --            740,593
  Turkey......................      113,565                --      --            113,565
Securities Lending Collateral.           --       207,969,534      --        207,969,534
                               ------------    --------------     ----   ---------------

TOTAL......................... $458,345,318    $1,932,226,441      --    $2,390,571,759
                               ============    ==============     ====   ===============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

                            (Amounts in thousands)

                                                              The U.S.      The DFA    The Japanese The Asia Pacific
                                                              Large Cap  International    Small          Small
                                                                Value        Value       Company        Company
                                                               Series       Series        Series         Series
                                                             ----------- ------------- ------------ ----------------
ASSETS:
Investments at Value (including $505,764, $1,489,149,
  $212,417 and $177,875 of securitieson loan, respectively)  $10,388,932  $8,070,656    $1,461,727     $1,087,659
Temporary Cash Investments at Value & Cost                        10,179       8,222         4,276            653
Collateral Received from Securities on Loan at Value & Cost        1,507       1,322         4,474            446
Affiliated Collateral Received from Securities on Loan at
  Value & Cost                                                   523,266   1,646,576       221,672        201,646
Foreign Currencies at Value                                           --      29,913         3,482         17,216
Cash                                                                  --          16            15             16
Receivables:
 Investment Securities Sold                                       11,012      18,234            --            242
 Dividends, Interest and Tax Reclaims                              9,094      35,891        15,620          2,594
 Securities Lending Income                                           516       3,179           173            241
 Fund Shares Sold                                                    687       1,237            --             --
Unrealized Gain on Foreign Currency Contracts                         --          59            12             59
Prepaid Expenses and Other Assets                                     20          14             3              2
                                                             -----------  ----------    ----------     ----------
   Total Assets                                               10,945,213   9,815,319     1,711,454      1,310,774
                                                             -----------  ----------    ----------     ----------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned                                524,773   1,647,898       226,146        202,092
 Investment Securities Purchased                                  13,594      35,319         6,040          9,482
 Fund Shares Redeemed                                                362         290         1,382            155
 Due to Advisor                                                      846       1,304           117             90
Unrealized Loss on Foreign Currency Contracts                         --          58            --             18
Accrued Expenses and Other Liabilities                               375         507           109             30
                                                             -----------  ----------    ----------     ----------
   Total Liabilities........................................     539,950   1,685,376       233,794        211,867
                                                             -----------  ----------    ----------     ----------
NET ASSETS                                                   $10,405,263  $8,129,943    $1,477,660     $1,098,907
                                                             ===========  ==========    ==========     ==========
Investments at Cost......................................... $ 7,045,535  $5,713,642    $1,557,062     $  816,651
                                                             ===========  ==========    ==========     ==========
Foreign Currencies at Cost.................................. $        --  $   29,193    $    3,412     $   16,682
                                                             ===========  ==========    ==========     ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

                            (Amounts in thousands)

                                                        The United     The        The
                                                         Kingdom   Continental  Canadian     The     The Emerging
                                                          Small       Small      Small     Emerging    Markets
                                                         Company     Company    Company    Markets    Small Cap
                                                          Series     Series      Series     Series      Series
                                                        ---------- ----------- ---------- ---------- ------------
ASSETS:
Investments at Value (including $19,070, $531,267,
  $255,528, $179,800 and $190,411 of securities on
  loan,respectively)                                    $1,264,176 $2,696,514  $  954,271 $2,722,725  $2,182,602
Temporary Cash Investments at Value & Cost                     780        985         606      6,769          --
Collateral Received from Securities on Loan at
  Value & Cost                                                 126      1,787         989        176       1,805
Affiliated Collateral Received from Securities on Loan
  at Value & Cost                                           20,248    565,596     269,460    188,392     206,165
Foreign Currencies at Value............................      2,838     14,698       8,119      7,252       3,600
Cash...................................................         15         16          15      1,212          --
Receivables:
 Investment Securities Sold............................      1,466      1,501          --     23,773       9,980
 Dividends, Interest and Tax Reclaims..................      6,812      5,485         690      6,291       4,060
 Securities Lending Income.............................         18      1,283         210        222         310
 Fund Shares Sold......................................         --         --          --      1,007         860
Unrealized Gain on Foreign Currency
Contracts..............................................         --          1          --          1           1
Prepaid Expenses and Other Assets......................          2          4           2          5           3
                                                        ---------- ----------  ---------- ----------  ----------
   Total Assets........................................  1,296,481  3,287,870   1,234,362  2,957,825   2,409,386
                                                        ---------- ----------  ---------- ----------  ----------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned......................     20,374    567,383     270,449    188,568     207,970
 Investment Securities Purchased.......................        440      7,303       6,211     21,582       9,111
 Fund Shares Redeemed..................................         26         67          --        141          --
 Due to Advisor........................................        100        217          79        224         357
 Loan Payable..........................................         --         --          --         --         848
Deferred Thailand Capital Gains Tax....................         --         --          --      4,947       4,434
Accrued Expenses and Other Liabilities.................         53         71          18        334          46
                                                        ---------- ----------  ---------- ----------  ----------
   Total Liabilities...................................     20,993    575,041     276,757    215,796     222,766
                                                        ---------- ----------  ---------- ----------  ----------
NET ASSETS............................................. $1,275,488 $2,712,829  $  957,605 $2,742,029  $2,186,620
                                                        ========== ==========  ========== ==========  ==========
Investments at Cost.................................... $1,011,628 $1,974,082  $  772,626 $1,220,216  $1,462,513
                                                        ========== ==========  ========== ==========  ==========
Foreign Currencies at Cost............................. $    2,764 $   14,296  $    7,995 $    7,196  $    3,549
                                                        ========== ==========  ========== ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                        The Asia
                                                                  The U.S.      The DFA    The Japanese Pacific
                                                                    Large    International    Small      Small
                                                                  Cap Value      Value       Company    Company
                                                                   Series       Series        Series     Series
                                                                 ----------  ------------- ------------ --------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $0, $8,897, $1,277
   and $419, respectively)...................................... $   80,274   $  113,603     $ 16,987   $ 14,565
 Interest.......................................................         15           16            4          2
 Income from Securities Lending.................................      2,935        5,858          991      1,261
                                                                 ----------   ----------     --------   --------
     Total Investment Income....................................     83,224      119,477       17,982     15,828
                                                                 ----------   ----------     --------   --------
Expenses
 Investment Advisory Services Fees..............................      4,740        7,445          688        501
 Accounting & Transfer Agent Fees...............................        449          357           76         59
 Custodian Fees.................................................         47          565          130        201
 Shareholders' Reports..........................................         24           19            3          2
 Directors'/Trustees' Fees & Expenses...........................         60           46            9          6
 Professional Fees..............................................         91           71           12          8
 Other..........................................................         36           69           10          7
                                                                 ----------   ----------     --------   --------
     Total Expenses.............................................      5,447        8,572          928        784
                                                                 ----------   ----------     --------   --------
 Net Investment Income (Loss)...................................     77,777      110,905       17,054     15,044
                                                                 ----------   ----------     --------   --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:...................................
   Investment Securities Sold...................................    284,130      132,766        7,570     40,183
   Futures......................................................    (12,647)          --           --         --
   Foreign Currency Transactions................................         --        1,257         (238)       227
 Change in Unrealized Appreciation (Depreciation) of:...........
   Investment Securities and Foreign Currency...................  1,503,303      778,946      120,239     74,355
   Translation of Foreign Currency Denominated Amounts..........         --          338         (180)        43
                                                                 ----------   ----------     --------   --------
 Net Realized and Unrealized Gain (Loss)........................  1,774,786      913,307      127,391    114,808
                                                                 ----------   ----------     --------   --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations.................................................... $1,852,563   $1,024,212     $144,445   $129,852
                                                                 ==========   ==========     ========   ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                      The United     The
                                                       Kingdom   Continental The Canadian    The     The Emerging
                                                        Small       Small       Small      Emerging    Markets
                                                       Company     Company     Company     Markets    Small Cap
                                                        Series     Series       Series      Series      Series
                                                      ---------- ----------- ------------ --------   ------------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $1,
   $3,300, $1,169, $1,822 and $1,342, respectively)..  $ 16,043   $ 21,125     $  6,617   $ 22,931     $ 16,458
 Interest............................................         1          8            4          8            9
 Income from Securities Lending......................       164      3,885        1,270      1,335        1,751
                                                       --------   --------     --------   --------     --------
     Total Investment Income.........................    16,208     25,018        7,891     24,274       18,218
                                                       --------   --------     --------   --------     --------
Expenses
 Investment Advisory Services Fees...................       560      1,148          408      1,293        1,961
 Accounting & Transfer Agent Fees....................        64        119           50        132          103
 Custodian Fees......................................        40        298           74        901          753
 Shareholders' Reports...............................         3          5            1          7            4
 Directors'/Trustees' Fees & Expenses................         6         13            4         16           11
 Professional Fees...................................         9         19            5         59           24
 Other...............................................         7         19            4         29           17
                                                       --------   --------     --------   --------     --------
     Total Expenses..................................       689      1,621          546      2,437        2,873
                                                       --------   --------     --------   --------     --------
Net Investment Income (Loss)                             15,519     23,397        7,345     21,837       15,345
                                                       --------   --------     --------   --------     --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:........................
   Investment Securities Sold........................    13,539     27,303       29,066    136,468       77,002
   Futures...........................................        --       (287)          --         --           --
   Foreign Currency Transactions.....................       184        319           94        368**       (273)**
 Change in Unrealized Appreciation (Depreciation)
   of:...............................................
   Investment Securities and Foreign Currency........   158,143    398,412      138,753    130,547       44,013
   Translation of Foreign Currency Denominated
     Amounts.........................................       163        159          (23)         3           69
 Change in Deferred Thailand Capital Gains Tax.......        --         --           --       (519)        (437)
                                                       --------   --------     --------   --------     --------
 Net Realized and Unrealized Gain (Loss)                172,029    425,906      167,890    266,867      120,374
                                                       --------   --------     --------   --------     --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations                                           $187,548   $449,303     $175,235   $288,704     $135,719
                                                       ========   ========     ========   ========     ========

--------
**Net of foreign capital gain taxes withheld of $212 and $167, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                     The U.S.                 The DFA
                                                                 Large Cap Value        International Value
                                                                      Series                  Series
                                                             -----------------------  ----------------------
                                                             Six Months      Year     Six Months     Year
                                                                Ended       Ended        Ended      Ended
                                                              April 30,    Oct. 31,    April 30,   Oct. 31,
                                                                2011         2010        2011        2010
                                                             -----------  ----------  ----------- ----------
                                                             (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss).............................. $    77,777  $  167,346  $  110,905  $  164,482
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................     284,130     638,095     132,766     360,748
   Futures..................................................     (12,647)         --          --          --
   Foreign Currency Transactions............................          --          --       1,257        (156)
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities and Foreign Currency...............   1,503,303     678,724     778,946     182,952
   Translation of Foreign Currency Denominated Amounts......          --          --         338         537
                                                             -----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................   1,852,563   1,484,165   1,024,212     708,563
                                                             -----------  ----------  ----------  ----------
Transactions in Interest:...................................
  Contributions.............................................     625,011     512,765     303,154     611,794
  Withdrawals...............................................    (888,711)   (688,930)   (117,056)   (592,688)
                                                             -----------  ----------  ----------  ----------
    Net Increase (Decrease) from Transactions in Interest...    (263,700)   (176,165)    186,098      19,106
                                                             -----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net Assets.................   1,588,863   1,308,000   1,210,310     727,669
Net Assets
  Beginning of Period.......................................   8,816,400   7,508,400   6,919,633   6,191,964
                                                             -----------  ----------  ----------  ----------
  End of Period............................................. $10,405,263  $8,816,400  $8,129,943  $6,919,633
                                                             ===========  ==========  ==========  ==========

                                                                  The Japanese
                                                                  Small Company
                                                                     Series
                                                             ----------------------
                                                             Six Months     Year
                                                                Ended      Ended
                                                              April 30,   Oct. 31,
                                                                2011        2010
                                                             ----------- ----------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss).............................. $   17,054  $   23,032
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................      7,570     (15,709)
   Futures..................................................         --          --
   Foreign Currency Transactions............................       (238)        792
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities and Foreign Currency...............    120,239        (460)
   Translation of Foreign Currency Denominated Amounts......       (180)        315
                                                             ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    144,445       7,970
                                                             ----------  ----------
Transactions in Interest:...................................
  Contributions.............................................    134,547      61,990
  Withdrawals...............................................    (12,932)    (41,396)
                                                             ----------  ----------
    Net Increase (Decrease) from Transactions in Interest...    121,615      20,594
                                                             ----------  ----------
    Total Increase (Decrease) in Net Assets.................    266,060      28,564
Net Assets
  Beginning of Period.......................................  1,211,600   1,183,036
                                                             ----------  ----------
  End of Period............................................. $1,477,660  $1,211,600
                                                             ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                               The Asia Pacific      The United Kingdom
                                                                 Small Company          Small Company
                                                                    Series                 Series
                                                             --------------------  ----------------------
                                                             Six Months    Year    Six Months     Year
                                                                Ended     Ended       Ended      Ended
                                                              April 30,  Oct. 31,   April 30,   Oct. 31,
                                                                2011       2010       2011        2010
                                                             ----------- --------  ----------- ----------
                                                             (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss).............................. $   15,044  $ 28,020  $   15,519  $   24,392
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................     40,183    46,684      13,539      35,525
   Futures..................................................         --        --          --          --
   Foreign Currency Transactions............................        227       (20)        184         126
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities and Foreign Currency...............     74,355   129,509     158,143     152,112
   Translation of Foreign Currency Denominated Amounts......         43       (75)        163         (30)
                                                             ----------  --------  ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    129,852   204,118     187,548     212,125
                                                             ----------  --------  ----------  ----------
Transactions in Interest:...................................
  Contributions.............................................     59,832    85,604      52,839      59,131
  Withdrawals...............................................    (25,915)  (35,581)     (1,593)     (5,034)
                                                             ----------  --------  ----------  ----------
    Net Increase (Decrease) from Transactions in Interest...     33,917    50,023      51,246      54,097
                                                             ----------  --------  ----------  ----------
    Total Increase (Decrease) in Net Assets.................    163,769   254,141     238,794     266,222
Net Assets
  Beginning of Period.......................................    935,138   680,997   1,036,694     770,472
                                                             ----------  --------  ----------  ----------
  End of Period............................................. $1,098,907  $935,138  $1,275,488  $1,036,694
                                                             ==========  ========  ==========  ==========

                                                                 The Continental
                                                                  Small Company
                                                                     Series
                                                             ----------------------
                                                             Six Months     Year
                                                                Ended      Ended
                                                              April 30,   Oct. 31,
                                                                2011        2010
                                                             ----------- ----------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss).............................. $   23,397  $   38,583
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................     27,303      72,573
   Futures..................................................       (287)         --
   Foreign Currency Transactions............................        319         811
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities and Foreign Currency...............    398,412     156,901
   Translation of Foreign Currency Denominated Amounts......        159          30
                                                             ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    449,303     268,898
                                                             ----------  ----------
Transactions in Interest:...................................
  Contributions.............................................    195,707     199,653
  Withdrawals...............................................     (4,665)    (26,959)
                                                             ----------  ----------
    Net Increase (Decrease) from Transactions in Interest...    191,042     172,694
                                                             ----------  ----------
    Total Increase (Decrease) in Net Assets.................    640,345     441,592
Net Assets
  Beginning of Period.......................................  2,072,484   1,630,892
                                                             ----------  ----------
  End of Period............................................. $2,712,829  $2,072,484
                                                             ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                            (Amounts in thousands)

                                                                 The Canadian
                                                                 Small Company           The Emerging
                                                                    Series              Markets Series
                                                             --------------------  -----------------------
                                                             Six Months    Year    Six Months      Year
                                                                Ended     Ended       Ended       Ended
                                                              April 30,  Oct. 31,   April 30,    Oct. 31,
                                                                2011       2010       2011         2010
                                                             ----------- --------  -----------  ----------
                                                             (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                $  7,345   $  5,240  $   21,837   $   48,891
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                   29,066      6,585     136,468      160,587
   Foreign Currency Transactions                                    94         40         368**        541
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                  138,753    168,950     130,547      337,045
   Translation of Foreign Currency Denominated Amounts             (23)       (11)          3           (5)
  Change in Deferred Thailand Capital Gains Tax.............        --         --        (519)      (2,275)
                                                              --------   --------  ----------   ----------
    Net Increase (Decrease) in Net Assets Resultingfrom
     Operations.............................................   175,235    180,804     288,704      544,784
                                                              --------   --------  ----------   ----------
Transactions in Interest:...................................
  Contributions.............................................   126,648    117,737     126,062      199,169
  Withdrawals...............................................    (8,000)        --    (202,230)    (323,776)
                                                              --------   --------  ----------   ----------
    Net Increase (Decrease) from Transactions in Interest...   118,648    117,737     (76,168)    (124,607)
                                                              --------   --------  ----------   ----------
    Total Increase (Decrease) in Net Assets.................   293,883    298,541     212,536      420,177
Net Assets
  Beginning of Period.......................................   663,722    365,181   2,529,493    2,109,316
                                                              --------   --------  ----------   ----------
  End of Period.............................................  $957,605   $663,722  $2,742,029   $2,529,493
                                                              ========   ========  ==========   ==========

                                                                    The Emerging
                                                                 Markets Small Cap
                                                                       Series
                                                             ------------------------
                                                              Six Months       Year
                                                                Ended         Ended
                                                              April 30,      Oct. 31,
                                                                 2011          2010
                                                             ----------    ----------
                                                                    (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                               $   15,345    $   30,699
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                    77,002       102,089
   Foreign Currency Transactions                                   (273)**         77**
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                    44,013       382,774
   Translation of Foreign Currency Denominated Amounts               69           (76)
  Change in Deferred Thailand Capital Gains Tax.............       (437)       (3,052)
                                                             ----------    ----------
    Net Increase (Decrease) in Net Assets Resultingfrom
     Operations.............................................    135,719       512,511
                                                             ----------    ----------
Transactions in Interest:...................................
  Contributions.............................................    215,115       344,585
  Withdrawals...............................................    (45,570)     (143,713)
                                                             ----------    ----------
    Net Increase (Decrease) from Transactions in Interest...    169,545       200,872
                                                             ----------    ----------
    Total Increase (Decrease) in Net Assets.................    305,264       713,383
Net Assets
  Beginning of Period.......................................  1,881,356     1,167,973
                                                             ----------    ----------
  End of Period............................................. $2,186,620    $1,881,356
                                                             ==========    ==========

--------
**Net of foreign capital gain taxes withheld of $212 and $167, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                 The U.S. Large Cap Value Series+
                         ----------------------------------------------------------------------------------
                                                                     Period
                           Six Months       Year        Year        Dec. 1,          Year         Year
                              Ended        Ended       Ended        2007 to         Ended        Ended
                            April 30,     Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,
                              2011          2010        2009          2008           2007         2006
-----------------------------------------------------------------------------------------------------------
                           (Unaudited)
Total Return............       22.06%(C)      19.96%      11.90%     (36.53)%(C)       (0.32)%      18.16%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period
 (thousands)............ $10,405,263     $8,816,400  $7,508,400  $6,739,363      $10,159,322   $8,866,306
Ratio of Expenses to
 Average Net
 Assets.................        0.12%(B)       0.12%       0.13%       0.11%(B)         0.11%        0.12%
Ratio of Net Investment
 Income to Average
 Net Assets.............        1.66%(B)       2.02%       2.42%       1.97%(B)         1.44%        1.68%
Portfolio Turnover
 Rate...................           7%(C)         28%         29%         19%(C)            9%          13%
-----------------------------------------------------------------------------------------------------------


                                                The DFA International Value Series+
                         ----------------------------------------------------------------------------------
                                                                     Period
                           Six Months       Year        Year        Dec. 1,          Year         Year
                              Ended        Ended       Ended        2007 to         Ended        Ended
                            April 30,     Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,
                              2011          2010        2009          2008           2007         2006
-----------------------------------------------------------------------------------------------------------
                           (Unaudited)
Total Return............       14.62%(C)      11.13%      35.41%     (47.87)%(C)       17.32%       35.73%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period
 (thousands)............ $ 8,129,943     $6,919,633  $6,191,964  $4,700,337      $ 9,638,721   $7,457,252
Ratio of Expenses to
 Average Net
 Assets.................        0.23%(B)       0.24%       0.24%       0.23%(B)         0.23%        0.23%
Ratio of Net Investment
 Income to Average
 Net Assets.............        3.01%(B)       2.55%       3.22%       4.15%(B)         3.04%        3.29%
Portfolio Turnover
 Rate...................           5%(C)         20%         18%         16%(C)           16%           8%
-----------------------------------------------------------------------------------------------------------

                          The U.S. Large Cap Value Series+
                         -----------------------------------


                                        Year
                                        Ended
                                      Nov. 30,
                                        2005
------------------------------------------------------------

Total Return............                  14.66%
------------------------------------------------------------
Net Assets, End of
 Period
 (thousands)............             $5,831,587
Ratio of Expenses to
 Average Net
 Assets.................                   0.14%
Ratio of Net Investment
 Income to Average
 Net Assets.............                   1.56%
Portfolio Turnover
 Rate...................                      9%
------------------------------------------------------------

                         The DFA International Value Series+
                         -----------------------------------


                                        Year
                                        Ended
                                      Nov. 30,
                                        2005
------------------------------------------------------------

Total Return............                  15.61%
------------------------------------------------------------
Net Assets, End of
 Period
 (thousands)............             $4,367,698
Ratio of Expenses to
 Average Net
 Assets.................                   0.27%
Ratio of Net Investment
 Income to Average
 Net Assets.............                   2.71%
Portfolio Turnover
 Rate...................                     10%
------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                            The Japanese Small Company Series
                               --------------------------------------------------------------------------------------------
                                                                          Period
                                Six Months       Year        Year        Dec. 1,          Year         Year        Year
                                   Ended         Ended      Ended        2007 to         Ended        Ended       Ended
                                 April 30,      Oct 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,    Nov. 30,
                                   2011          2010        2009          2008           2007         2006        2005
---------------------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Total Return..................      11.85%(C)       0.72%      22.69%     (26.87)%(C)      (1.16)%      (2.28)%      31.03%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $1,477,660     $1,211,600  $1,183,036  $1,062,964      $1,504,821   $1,385,722   $1,151,429
Ratio of Expenses to Average
 Net Assets...................       0.14%(B)       0.14%       0.15%       0.13%(B)        0.13%        0.14%        0.22%
Ratio of Net Investment
 Income to Average Net Assets.       2.50%(B)       1.95%       2.15%       2.64%(B)        1.94%        1.68%        1.51%
Portfolio Turnover Rate.......          3%(C)         10%          7%         10%(C)           9%           9%           6%
---------------------------------------------------------------------------------------------------------------------------

                                                          The Asia Pacific Small Company Series
                               --------------------------------------------------------------------------------------------
                                                                          Period
                                Six Months       Year        Year        Dec. 1,          Year         Year        Year
                                   Ended         Ended      Ended        2007 to         Ended        Ended       Ended
                                 April 30,      Oct 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,    Nov. 30,
                                   2011          2010        2009          2008           2007         2006        2005
---------------------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Total Return..................      13.66%(C)      28.91%      84.98%     (57.75)%(C)      47.23%       38.26%        9.30%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $1,098,907     $  935,138  $  680,997  $  441,237      $1,205,154   $  749,627   $  395,923
Ratio of Expenses to Average
 Net Assets...................       0.16%(B)       0.17%       0.18%       0.15%(B)        0.15%        0.17%        0.27%
Ratio of Net Investment
 Income to Average Net Assets.       3.03%(B)       3.64%       4.00%       4.33%(B)        3.58%        4.19%        4.33%
Portfolio Turnover Rate.......          9%(C)         18%         23%         20%(C)          25%          14%          10%
---------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes..........................................................

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                  The United Kingdom Small Company Series
                          ----------------------------------------------------------------------------------------
                                                                     Period
                           Six Months       Year        Year        Dec. 1,         Year        Year       Year
                              Ended        Ended       Ended        2007 to        Ended       Ended      Ended
                            April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,   Nov. 30,
                              2011          2010        2009          2008          2007        2006       2005
------------------------------------------------------------------------------------------------------------------
                           (Unaudited)
Total Return.............      17.06%(C)      25.94%      43.51%     (50.77)%(C)       2.42%      44.80%    12.88%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)...... $1,275,488     $1,036,694  $  770,472  $  555,390      $1,158,580  $1,117,826  $643,038
Ratio of Expenses to
 Average Net Assets......       0.12%(B)       0.13%       0.14%       0.12%(B)        0.12%       0.13%     0.22%
Ratio of Net Investment
 Income to Average Net
 Assets..................       2.80%(B)       2.86%       4.02%       3.79%(B)        2.72%       2.70%     3.19%
Portfolio Turnover Rate..          4%(C)         15%         10%         25%(C)          12%          8%       12%
------------------------------------------------------------------------------------------------------------------

                                                    The Continental Small Company Series
                          ----------------------------------------------------------------------------------------
                                                                     Period
                           Six Months       Year        Year        Dec. 1,         Year        Year       Year
                              Ended        Ended       Ended        2007 to        Ended       Ended      Ended
                            April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,   Nov. 30,
                              2011          2010        2009          2008          2007        2006       2005
------------------------------------------------------------------------------------------------------------------
                           (Unaudited)
Total Return.............      20.33%(C)      15.37%      43.78%     (49.66)%(C)      17.49%      47.10%    18.97%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)...... $2,712,829     $2,072,484  $1,630,892  $1,111,585      $2,256,122  $1,875,194  $981,938
Ratio of Expenses to
 Average Net Assets......       0.14%(B)       0.15%       0.16%       0.14%(B)        0.14%       0.15%     0.24%
Ratio of Net Investment
 Income to Average Net
 Assets..................       2.06%(B)       2.24%       2.93%       3.49%(B)        2.16%       2.27%     2.16%
Portfolio Turnover Rate..          3%(C)         12%          7%         18%(C)          12%          7%       18%
------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.................................................

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                     The Canadian Small Company Series
                          ----------------------------------------------------------------------------------------
                                                                     Period
                           Six Months       Year        Year        Dec. 1,           Period
                              Ended        Ended       Ended        2007 to      April 2, 2007(a)
                            April 30,     Oct. 31,    Oct. 31,      Oct. 31,            to
                              2011          2010        2009          2008        Nov. 30, 2007
-----------------------------------------------------------------------------------------------------------------------------
                           (Unaudited)
Total Return.............      25.47%(C)      43.17%      61.67%     (56.44)%(C)         10.20%(C)
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)...... $  957,605     $  663,722  $  365,181  $  232,873         $  213,529
Ratio of Expenses to
 Average Net Assets......       0.14%(B)       0.15%       0.17%       0.18%(B)           0.26%(B)(E)
Ratio of Net Investment
 Income to Average Net
 Assets..................       1.82%(B)       1.05%       1.37%       0.97%(B)           0.47%(B)(E)
Portfolio Turnover Rate..          9%(C)         10%         23%         21%(C)              6%(C)
-----------------------------------------------------------------------------------------------------------------------------

                                                              The Emerging Markets Series
                          ---------------------------------------------------------------------------------------------------
                                                                     Period
                           Six Months       Year        Year        Dec. 1,            Year              Year        Year
                              Ended        Ended       Ended        2007 to           Ended             Ended       Ended
                            April 30,     Oct. 31,    Oct. 31,      Oct. 31,         Nov. 30,          Nov. 30,    Nov. 30,
                              2011          2010        2009          2008             2007              2006        2005
-----------------------------------------------------------------------------------------------------------------------------
                           (Unaudited)
Total Return.............      11.76%(C)      27.04%      53.99%     (48.15)%(C)         42.62%            31.87%      31.23%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)...... $2,742,029     $2,529,493  $2,109,316  $1,624,524         $3,707,790        $2,414,971  $1,852,565
Ratio of Expenses to
 Average Net Assets......       0.19%(B)       0.19%       0.20%       0.18%(B)           0.19%             0.20%       0.27%
Ratio of Net Investment
 Income to Average Net
 Assets..................       1.70%(B)       2.18%       2.57%       3.00%(B)           2.52%             2.54%       3.70%
Portfolio Turnover Rate..          6%(C)         12%         14%         19%(C)              7%               11%          9%
-----------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes............................................................

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                      The Emerging Markets Small Cap Series
                               ------------------------------------------------------------------------------------
                                                                         Period
                                Six Months       Year        Year       Dec. 1,        Year       Year      Year
                                   Ended        Ended       Ended       2007 to       Ended      Ended     Ended
                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,   Nov. 30,  Nov. 30,
                                   2011          2010        2009         2008         2007       2006      2005
-------------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Total Return..................       6.45%(C)      41.96%      92.08%   (56.84)%(C)      43.32%    40.55%    24.85%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $2,186,620     $1,881,356  $1,167,973  $566,379      $1,525,571  $903,529  $545,271
Ratio of Expenses to Average
 Net Assets...................       0.30%(B)       0.32%       0.33%     0.30%(B)        0.31%     0.34%     0.49%
Ratio of Net Investment
 Income to Average Net Assets.       1.58%(B)       2.16%       2.52%     3.07%(B)        1.94%     2.39%     2.70%
Portfolio Turnover Rate.......          8%(C)         15%         13%       19%(C)          16%       18%        8%
-------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes..................................................

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which nine are included in this section of the report (collectively, the "Series"), and two are presented in separate reports.

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

   Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   .   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   .   Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other:   Security transactions are accounted for as of the trade date.
Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series and The Emerging Markets Small Cap Series accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These Series are also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended April 30, 2011, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2011, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $255
                 The DFA International Value Series......  199
                 The Japanese Small Company Series.......   42
                 The Asia Pacific Small Company Series...   21
                 The United Kingdom Small Company Series.   24
                 The Continental Small Company Series....   51
                 The Canadian Small Company Series.......   12
                 The Emerging Markets Series.............   68
                 The Emerging Markets Small Cap Series...   36

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                   Purchases  Sales
                                                   --------- --------
          The U.S. Large Cap Value Series......... $661,050  $848,904
          The DFA International Value Series......  651,422   376,563
          The Japanese Small Company Series.......  172,277    40,281
          The Asia Pacific Small Company Series...  129,912    88,013
          The United Kingdom Small Company Series.  106,687    43,591
          The Continental Small Company Series....  284,846    74,374
          The Canadian Small Company Series.......  187,221    70,990

                                                  Purchases  Sales
                                                  --------- --------
           The Emerging Markets Series........... $157,324  $227,516
           The Emerging Markets Small Cap Series.  342,525   159,184

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2010, the following Series had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2010, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

                                              Mark to Market Realized Gains
                                              -------------- --------------
     The Japanese Small Company Series.......    $   715         $   32
     The Asia Pacific Small Company Series...     20,807            310
     The United Kingdom Small Company Series.      2,607             --
     The Continental Small Company Series....        328          6,878
     The Canadian Small Company Series.......     10,180          2,733
     The Emerging Markets Series.............        462             --
     The Emerging Markets Small Cap Series...        718            293

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                      Net
                                                                                   Unrealized
                                         Federal Tax  Unrealized    Unrealized    Appreciation
                                            Cost     Appreciation (Depreciation) (Depreciation)
                                         ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series......... $7,580,502   $3,384,626    $ (41,244)     $3,343,382
The DFA International Value Series......  7,369,966    2,452,488      (95,678)      2,356,810
The Japanese Small Company Series.......  1,788,780      180,217     (276,848)        (96,631)
The Asia Pacific Small Company Series...  1,023,520      382,078     (115,194)        266,884
The United Kingdom Small Company Series.  1,037,370      384,396     (136,436)        247,960
The Continental Small Company Series....  2,543,762      946,294     (225,174)        721,120
The Canadian Small Company Series.......  1,043,681      263,584      (81,939)        181,645
The Emerging Markets Series.............  1,415,979    1,520,666      (18,583)      1,502,083
The Emerging Markets Small Cap Series...  1,671,048      824,124     (104,600)        719,524

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2011 (amounts in thousands):

                                           Location on the Statements        Equity
                                                  of Operations             Contracts
                                       ------------------------------------ ----------
The U.S. Large Cap Value Series*...... Net Realized Gain (Loss) on Futures  $(12,647)
The Continental Small Company Series*. Net Realized Gain (Loss) on Futures      (287)

   *As of April 30, 2011, there were no futures contracts outstanding. During the six months ended April 30, 2011, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Trust, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Trust anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2011.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of  Interest Maximum Amount
                                            Average      Average       Days     Expense  Borrowed During
                                         Interest Rate Loan Balance Outstanding Incurred   the Period
                                         ------------- ------------ ----------- -------- ---------------
The U.S. Large Cap Value Series.........     0.94%        $8,294        11        $ 2        $15,367
The DFA International Value Series......     0.91%         1,607        5          --          4,688
The Japanese Small Company Series.......     0.92%         2,430        2          --          4,628
The Asia Pacific Small Company Series...     0.93%           430        11         --          1,047
The United Kingdom Small Company Series.     0.94%           135        12         --          1,227
The Emerging Markets Series.............     0.91%         4,846        29          4         15,798
The Emerging Markets Small Cap Series...     0.90%         3,410        14          1          5,314

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended that each Series' available line of credit was utilized.

   At April 30, 2011, The Emerging Markets Small Cap Series had a loan outstanding in the amount of $848 (in thousands).

I. Securities Lending:

   As of April 30, 2011, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. In addition, The Emerging Market Series and The Emerging Markets Small Cap Series received non-cash collateral with a market value of $91,717 and $75, respectively (in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are The U.S. Large Cap Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2011

     EXPENSE TABLE
                                    Beginning  Ending                Expenses
                                     Account  Account     Annualized   Paid
                                      Value    Value       Expense    During
                                    11/01/10  04/30/11      Ratio*   Period*
                                    --------- ---------   ---------- --------
     Actual Fund Return............ $1,000.00 $1,095.36     0.18%     $0.94
     Hypothetical 5% Annual Return. $1,000.00 $1,023.90     0.18%     $0.90

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                     Dimensional Emerging Markets Value Fund
                     Consumer Discretionary..........  8.1%
                     Consumer Staples................  5.9%
                     Energy.......................... 16.7%
                     Financials...................... 30.3%
                     Health Care.....................  0.6%
                     Industrials..................... 10.8%
                     Information Technology..........  6.8%
                     Materials....................... 17.6%
                     Other...........................   --
                     Real Estate Investment Trusts...   --
                     Telecommunication Services......  1.9%
                     Utilities.......................  1.3%
                                                      -----
                                                      100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                         Percentage
                                                              Shares       Value++     of Net Assets**
                                                              ------       -----       ---------------
COMMON STOCKS -- (88.0%)
BRAZIL -- (7.7%)
  Banco Santander Brasil SA ADR                              11,387,872 $  132,213,194       0.9%
  BM&F Bovespa SA                                            27,844,267    209,026,693       1.3%
  #BRF - Brasil Foods SA ADR                                  2,898,191     60,021,536       0.4%
  #Petroleo Brasileiro SA ADR                                 8,044,663    300,307,270       1.9%
  Other Securities                                                         590,630,476       3.8%
                                                                        --------------      -----
TOTAL BRAZIL                                                             1,292,199,169       8.3%
                                                                        --------------      -----

CHILE -- (2.0%)
  Empresas CMPC SA                                            1,514,513     84,048,975       0.5%
  #Enersis SA Sponsored ADR                                   3,029,239     64,704,545       0.4%
  Other Securities                                                         188,074,737       1.2%
                                                                        --------------      -----
TOTAL CHILE                                                                336,828,257       2.1%
                                                                        --------------      -----

CHINA -- (13.2%)
  #Bank of China, Ltd.                                      679,449,331    376,940,711       2.4%
  #Bank of Communications Co., Ltd.                          71,838,704     76,084,287       0.5%
  China Citic Bank Corp., Ltd.                               88,050,716     63,188,308       0.4%
  China Construction Bank Corp.                              77,940,940     73,904,552       0.5%
  China Petroleum & Chemical Corp.                           87,408,289     88,104,958       0.6%
  #China Petroleum & Chemical Corp. ADR                         855,368     86,195,433       0.5%
  #China Unicom Hong Kong, Ltd. ADR                           6,160,737    126,048,679       0.8%
  Other Securities                                                       1,311,631,181       8.4%
                                                                        --------------      -----
TOTAL CHINA                                                              2,202,098,109      14.1%
                                                                        --------------      -----

CZECH REPUBLIC -- (0.3%)
  Other Securities                                                          42,947,874       0.3%
                                                                        --------------      -----

HUNGARY -- (0.9%)
 #*OTP Bank P.L.C.                                            2,633,742     93,504,071       0.6%
  Other Securities                                                          55,376,670       0.3%
                                                                        --------------      -----
TOTAL HUNGARY                                                              148,880,741       0.9%
                                                                        --------------      -----

INDIA -- (8.2%)
  *Hindalco Industries, Ltd.                                 13,050,819     63,739,905       0.4%
  #ICICI Bank, Ltd. Sponsored ADR                             3,332,795    167,972,868       1.1%
  Reliance Industries, Ltd.                                  10,494,511    232,944,520       1.5%
  Other Securities                                                         909,972,988       5.8%
                                                                        --------------      -----
TOTAL INDIA                                                              1,374,630,281       8.8%
                                                                        --------------      -----

INDONESIA -- (3.1%)
  PT Bumi Resources Tbk                                     280,320,500    112,640,639       0.7%
  Other Securities                                                         404,685,413       2.6%
                                                                        --------------      -----
TOTAL INDONESIA                                                            517,326,052       3.3%
                                                                        --------------      -----

ISRAEL -- (0.0%)
  Other Securities                                                           1,935,402       0.0%
                                                                        --------------      -----

MALAYSIA -- (3.0%)
  Other Securities                                                         505,226,583       3.2%
                                                                        --------------      -----

MEXICO -- (5.1%)
 #*Alfa S.A.B. de C.V. Series A                               4,088,867     60,773,400       0.4%
 #*Cemex S.A.B. de C.V. Sponsored ADR                        12,041,259    104,518,131       0.7%
  Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR     1,819,711    114,459,822       0.7%
  Grupo Mexico S.A.B. de C.V. Series B                       24,866,224     86,100,896       0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                         Percentage
                                              Shares       Value++     of Net Assets**
                                              ------       -----       ---------------
MEXICO -- (Continued)
  Other Securities                                      $  482,096,392       3.1%
                                                        --------------      -----
TOTAL MEXICO                                               847,948,641       5.4%
                                                        --------------      -----

PHILIPPINES -- (0.7%)
  Other Securities                                         120,116,570       0.8%
POLAND -- (2.0%)
  *Polski Koncern Naftowy Orlen SA            5,310,008    110,676,798       0.7%
  Other Securities                                         222,750,326       1.4%
                                                        --------------      -----
TOTAL POLAND                                               333,427,124       2.1%
                                                        --------------      -----

RUSSIA -- (5.3%)
  Gazprom OAO Sponsored ADR                  40,355,438    683,772,202       4.4%
  Lukoil OAO Sponsored ADR                    2,280,971    158,531,847       1.0%
  Other Securities                                          36,483,467       0.2%
                                                        --------------      -----
TOTAL RUSSIA                                               878,787,516       5.6%
                                                        --------------      -----

SOUTH AFRICA -- (7.4%)
  ABSA Group, Ltd.                            4,102,878     84,982,853       0.5%
  Gold Fields, Ltd. Sponsored ADR             8,246,089    147,110,228       0.9%
  Nedbank Group, Ltd.                         2,742,435     61,104,932       0.4%
  Sanlam, Ltd.                               28,700,406    123,107,886       0.8%
  Standard Bank Group, Ltd.                   5,556,368     87,265,717       0.6%
  #Steinhoff International Holdings, Ltd.    15,446,217     59,166,634       0.4%
  Other Securities                                         682,266,718       4.4%
                                                        --------------      -----
TOTAL SOUTH AFRICA                                       1,245,004,968       8.0%
                                                        --------------      -----

SOUTH KOREA -- (13.4%)
  Hana Financial Group, Inc.                  2,249,314     95,435,538       0.6%
  #Hyundai Motor Co., Ltd.                      808,044    186,374,700       1.2%
 #*KB Financial Group, Inc. ADR               2,704,559    144,125,949       0.9%
  #LG Display Co., Ltd. ADR                   3,695,836     65,859,798       0.4%
  #LG Electronics, Inc.                       1,013,377     97,558,535       0.6%
  #POSCO ADR                                  1,371,214    151,244,904       1.0%
  Samsung Corp                                1,105,770     80,104,872       0.5%
  #Samsung SDI Co., Ltd.                        350,064     62,728,387       0.4%
  Shinhan Financial Group Co., Ltd.           2,734,497    134,149,237       0.9%
  #Shinhan Financial Group Co., Ltd. ADR        802,794     77,887,074       0.5%
  Other Securities                                       1,153,663,316       7.4%
                                                        --------------      -----
TOTAL SOUTH KOREA                                        2,249,132,310      14.4%
                                                        --------------      -----

TAIWAN -- (11.7%)
 #*AU Optronics Corp. Sponsored ADR           7,615,683     61,687,032       0.4%
 #*Chimei Innolux Corp.                      57,224,389     58,904,264       0.4%
  Chinatrust Financial Holdings Co., Ltd.    63,452,646     58,296,613       0.4%
  First Financial Holding Co., Ltd.          62,688,366     58,162,950       0.3%
  Fubon Financial Holding Co., Ltd.          45,381,501     66,664,005       0.4%
  Mega Financial Holding Co., Ltd.           84,568,731     73,886,615       0.5%
  #United Microelectronics Corp.            146,596,681     76,516,058       0.5%
  Other Securities                                       1,505,232,998       9.6%
                                                        --------------      -----
TOTAL TAIWAN                                             1,959,350,535      12.5%
                                                        --------------      -----

THAILAND -- (2.1%)
  Other Securities                                         359,399,297       2.3%
                                                        --------------      -----

TURKEY -- (1.9%)
  Other Securities                                         310,992,722       2.0%
                                                        --------------      -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED




                                                                                                    Shares         Value++
                                                                                                    ------         -----
UNITED STATES -- (0.0%).....................................................................
  Other Securities..........................................................................               $     6,279,425
                                                                                                           ---------------
TOTAL COMMON STOCKS.........................................................................                14,732,511,576
                                                                                                           ---------------
PREFERRED STOCKS -- (4.6%)..................................................................
BRAZIL -- (4.6%)............................................................................
  #Petroleo Brasileiro SA ADR...............................................................    10,516,809     350,945,916
  Usinas Siderurgicas de Minas Gerais SA Series A...........................................     7,223,910      73,928,904
  Other Securities..........................................................................                   350,831,763
                                                                                                           ---------------
TOTAL BRAZIL................................................................................                   775,706,583
                                                                                                           ---------------

INDIA -- (0.0%).............................................................................
  Other Securities..........................................................................                       270,524
                                                                                                           ---------------
MALAYSIA -- (0.0%)..........................................................................
  Other Securities..........................................................................                        90,163
                                                                                                           ---------------
TOTAL PREFERRED STOCKS......................................................................                   776,067,270
                                                                                                           ---------------
RIGHTS/WARRANTS -- (0.0%)...................................................................
BRAZIL -- (0.0%)............................................................................
  Other Securities..........................................................................                         5,999
                                                                                                           ---------------

CHINA -- (0.0%).............................................................................
  Other Securities..........................................................................                            --
                                                                                                           ---------------

POLAND -- (0.0%)............................................................................
  Other Securities..........................................................................                       762,367
                                                                                                           ---------------

TAIWAN -- (0.0%)............................................................................
  Other Securities..........................................................................                       168,290
                                                                                                           ---------------
TOTAL RIGHTS/WARRANTS.......................................................................                       936,656
                                                                                                           ---------------
                                                                                                 Face
                                                                                                Amount         Value+
                                                                                                ------         -----
                                                                                                 (000)
TEMPORARY CASH INVESTMENTS -- (0.8%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $133,035,000 FNMA 2.24%, 07/06/15, valued at $136,360,875) to be repurchased at
   $134,343,127.............................................................................      $134,341     134,341,000
                                                                                                           ---------------

                                                                                                Shares/
                                                                                                 Face
                                                                                                Amount
                                                                                                ------
                                                                                                 (000)
SECURITIES LENDING COLLATERAL -- (6.6%).....................................................
  (S)@DFA Short Term Investment Fund........................................................ 1,097,100,048   1,097,100,048
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $114,150)## to be repurchased at
   $111,912.................................................................................          $112         111,912
                                                                                                           ---------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                 1,097,211,960
                                                                                                           ---------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $12,487,198,917).....................................................................               $16,741,068,462
                                                                                                           ===============

                                                                                                  Percentage
                                                                                             of Net Assets**
                                                                                             ---------------
UNITED STATES -- (0.0%).....................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------
TOTAL COMMON STOCKS.........................................................................      94.1%
                                                                                                 ------
PREFERRED STOCKS -- (4.6%)..................................................................
BRAZIL -- (4.6%)............................................................................
  #Petroleo Brasileiro SA ADR...............................................................       2.2%
  Usinas Siderurgicas de Minas Gerais SA Series A...........................................       0.5%
  Other Securities..........................................................................       2.2%
                                                                                                 ------
TOTAL BRAZIL................................................................................       4.9%
                                                                                                 ------

INDIA -- (0.0%).............................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------
MALAYSIA -- (0.0%)..........................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------
TOTAL PREFERRED STOCKS......................................................................       4.9%
                                                                                                 ------
RIGHTS/WARRANTS -- (0.0%)...................................................................
BRAZIL -- (0.0%)............................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------

CHINA -- (0.0%).............................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------

POLAND -- (0.0%)............................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------

TAIWAN -- (0.0%)............................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------
TOTAL RIGHTS/WARRANTS.......................................................................       0.0%
                                                                                                 ------




TEMPORARY CASH INVESTMENTS -- (0.8%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $133,035,000 FNMA 2.24%, 07/06/15, valued at $136,360,875) to be repurchased at
   $134,343,127.............................................................................       0.9%
                                                                                                 ------






SECURITIES LENDING COLLATERAL -- (6.6%).....................................................
  (S)@DFA Short Term Investment Fund........................................................       7.0%
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $114,150)## to be repurchased at
   $111,912.................................................................................       0.0%
                                                                                                 ------
TOTAL SECURITIES LENDING COLLATERAL.........................................................       7.0%
                                                                                                 ------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $12,487,198,917).....................................................................     106.9%
                                                                                                 ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of inputs used to value the Fund's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                   Valuation Inputs
                               --------------------------------------------------------

                                       Investment in Securities (Market Value)
                               --------------------------------------------------------
                                  Level 1            Level 2         Level 3      Total
                               --------------    ----------------    ------- ----------------
Common Stocks.................
  Brazil...................... $1,292,199,169                  --      --    $  1,292,199,169
  Chile.......................    336,828,257                  --      --         336,828,257
  China.......................    241,703,359    $  1,960,394,750      --       2,202,098,109
  Czech Republic..............             --          42,947,874      --          42,947,874
  Hungary.....................             --         148,880,741      --         148,880,741
  India.......................    198,824,101       1,175,806,180      --       1,374,630,281
  Indonesia...................      4,335,587         512,990,465      --         517,326,052
  Israel......................         30,499           1,904,903      --           1,935,402
  Malaysia....................      8,882,748         496,343,835      --         505,226,583
  Mexico......................    847,129,147             819,494      --         847,948,641
  Philippines.................             --         120,116,570      --         120,116,570
  Poland......................             --         333,427,124      --         333,427,124
  Russia......................             --         878,787,516      --         878,787,516
  South Africa................    231,930,817       1,013,074,151      --       1,245,004,968
  South Korea.................    460,707,680       1,788,424,630      --       2,249,132,310
  Taiwan......................     61,687,032       1,897,663,503      --       1,959,350,535
  Thailand....................    359,399,297                  --      --         359,399,297
  Turkey......................      6,881,917         304,110,805      --         310,992,722
  United States...............      6,279,425                  --      --           6,279,425
Preferred Stocks..............
  Brazil......................    775,706,583                  --      --         775,706,583
  India.......................             --             270,524      --             270,524
  Malaysia....................         90,163                  --      --              90,163
Rights/Warrants...............
  Brazil......................          5,999                  --      --               5,999
  China.......................             --                  --      --                  --
  Poland......................             --             762,367      --             762,367
  Taiwan......................             --             168,290      --             168,290
Temporary Cash Investments....             --         134,341,000      --         134,341,000
Securities Lending Collateral.             --       1,097,211,960      --       1,097,211,960
                               --------------    ----------------     ----   ----------------

TOTAL......................... $4,832,621,780     $11,908,446,682      --     $16,741,068,462
                               ==============    ================     ====   ================

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 2011
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,020,998 of securities on loan)       $15,509,516
Temporary Cash Investments at Value & Cost                                  134,341
Collateral Received from Securities on Loan at Value & Cost                     112
Affiliated Collateral Received from Securities on Loan at Value & Cost    1,097,100
Foreign Currencies at Value                                                  18,572
Cash                                                                         17,834
Receivables:
 Investment Securities Sold                                                   9,929
 Dividends, Interest and Tax Reclaims                                        27,992
 Fund Shares Sold                                                            18,600
 Securities Lending Income                                                      800
Unrealized Gain on Foreign Currency Contracts                                    65
Prepaid Expenses and Other Assets                                                18
                                                                        -----------
   Total Assets                                                          16,834,879
                                                                        -----------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned                                         1,097,212
 Investment Securities Purchased                                             57,409
 Fund Shares Redeemed                                                            84
 Due to Advisor                                                               1,270
Deferred Thailand Capital Gains Tax                                          22,797
Accrued Expenses and Other Liabilities                                          569
                                                                        -----------
   Total Liabilities                                                      1,179,341
                                                                        -----------
NET ASSETS                                                              $15,655,538
                                                                        ===========
Investments at Cost                                                     $11,255,646
                                                                        ===========
Foreign Currencies at Cost                                              $    18,146
                                                                        ===========

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            STATEMENT OF OPERATIONS
                    FOR THE SIX MONTHS ENDED APRIL 30, 2011
                                  (Unaudited)
                            (Amounts in thousands)

 Investment Income
  Dividends (Net of Foreign Taxes Withheld of $8,179)............ $   95,140
  Interest.......................................................         54
  Income from Securities Lending.................................      4,382
                                                                  ----------
    Total Investment Income......................................     99,576
                                                                  ----------
 Expenses
  Investment Advisory Services Fees..............................      6,755
  Accounting & Transfer Agent Fees...............................        637
  Custodian Fees.................................................      4,405
  Shareholders' Reports..........................................         26
  Directors'/Trustees' Fees & Expenses...........................         72
  Professional Fees..............................................        167
  Other..........................................................        151
                                                                  ----------
    Total Expenses...............................................     12,213
                                                                  ----------
  Net Investment Income (Loss)...................................     87,363
                                                                  ----------
 Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:...................................
    Investment Securities Sold...................................    192,268
    Foreign Currency Transactions................................     (1,508)**
  Change in Unrealized Appreciation (Depreciation) of:...........
    Investment Securities and Foreign Currency...................  1,023,743
    Translation of Foreign Currency Denominated Amounts..........        227
  Change in Deferred Thailand Capital Gains Tax..................     (6,494)
                                                                  ----------
  Net Realized and Unrealized Gain (Loss)........................  1,208,236
                                                                  ----------
 Net Increase (Decrease) in Net Assets Resulting from Operations. $1,295,599
                                                                  ==========

--------
** Net of foreign capital gain taxes withheld of $683.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                            (Amounts in thousands)

                                                                         Six Months         Year
                                                                            Ended          Ended
                                                                          April 30,       Oct. 31,
                                                                            2011            2010
                                                                        -----------    -----------
                                                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income (Loss).......................................... $    87,363    $   171,366
 Net Realized Gain (Loss) on:..........................................
   Investment Securities Sold..........................................     192,268        591,224
   Foreign Currency Transactions.......................................      (1,508)**      (3,254)**
 Change in Unrealized Appreciation (Depreciation) of:..................
   Investment Securities and Foreign Currency..........................   1,023,743      1,841,702
   Translation of Foreign Currency Denominated Amounts.................         227           (154)
 Change in Deferred Thailand Capital Gains Tax.........................      (6,494)       (10,266)
                                                                        -----------    -----------

     Net Increase (Decrease) in Net Assets Resulting from Operations...   1,295,599      2,590,618
                                                                        -----------    -----------
Transactions in Interest:
 Contributions.........................................................   2,673,962      2,372,583
 Withdrawals...........................................................    (231,978)    (1,010,371)
                                                                        -----------    -----------

     Net Increase (Decrease) from Transactions in Interest.............   2,441,984      1,362,212
                                                                        -----------    -----------
     Total Increase (Decrease) in Net Assets...........................   3,737,583      3,952,830
Net Assets
 Beginning of Period...................................................  11,917,955      7,965,125
                                                                        -----------    -----------
 End of Period......................................................... $15,655,538    $11,917,955
                                                                        ===========    ===========

--------
** Net of foreign capital gain taxes withheld of $683 and $1,806, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+
                             FINANCIAL HIGHLIGHTS
               (for a share outstanding throughout each period)

                                     Six Months        Year        Year         Period          Year        Year        Year
                                        Ended         Ended       Ended      Dec. 1, 2007      Ended       Ended       Ended
                                      April 30,      Oct. 31,    Oct. 31,         to          Nov. 30,    Nov. 30,    Nov. 30,
                                        2011           2010        2009      Oct. 31, 2008      2007        2006        2005
--------------------------------------------------------------------------------------------------------------------------------
                                   (Unaudited)
Total Return......................        9.54%(C)       30.55%      79.39%      (55.47)%(C)      51.59%      42.14%      31.60%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)..................... $15,655,538     $11,917,955  $7,965,125   $4,048,404      $8,188,710  $4,837,912  $2,417,064
Ratio of Expenses to Average Net
  Assets..........................        0.18%(B)        0.19%       0.21%        0.19%(B)        0.19%       0.22%       0.29%
Ratio of Net Investment Income to
  Average Net Assets..............        1.30%(B)        1.81%       2.17%        3.19%(B)        2.50%       2.57%       3.23%
Portfolio Turnover Rate...........           3%(C)          15%         20%          14%(C)          14%          9%          7%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes. + See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under IRC (S)368(a)(1)(F).

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and Emerging Markets Value Portfolio ("Portfolio") will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   .   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   .   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Fund did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity

Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2011, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $247 (in thousands).

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. The Fund is also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the six months ended April 30, 2011, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $12 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                             Purchases. $2,778,849
                             Sales.....    348,912

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Series' are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   Some of the Fund's investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At
October 31, 2010, the Fund had cumulative unrealized appreciation (depreciation) (mark to market) of $1,547 (in thousands) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2010, realized gains on the sale of passive foreign investment companies totaling $4 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                          Net
                                                       Unrealized
              Federal     Unrealized    Unrealized    Appreciation
              Tax Cost   Appreciation (Depreciation) (Depreciation)
             ----------- ------------ -------------- --------------
             $12,497,138  $4,816,156    $(572,225)     $4,243,931

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund's tax position and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Fund federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder and other direct client investors has made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the Master Fund was October 31, 2009.

   For federal income tax purposes, pursuant to Code (S)336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code (S)331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code (S)334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code (S)332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for tax year ended October 31, 2009.

F. Financial Instruments:

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

   3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statement of Operations and the realized and change in unrealized gain or loss over the reporting period.

   At April 30, 2011, the Fund had no outstanding futures contracts.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Fund under this line of credit during the six months ended April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

          Weighted      Weighted    Number of   Interest Maximum Amount
           Average      Average        Days     Expense  Borrowed During
        Interest Rate Loan Balance Outstanding* Incurred   the Period
        ------------- ------------ ------------ -------- ---------------
            0.92%....   $41,689         26        $28       $124,315

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Fund under this line of credit as of April 30, 2011.

H. Securities Lending:

   As of April 30, 2011, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral with a market value of $95,503 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

K. Other

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 17, 2010 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFAAustralia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 LOGO

                                                                DFA 043011-001S

 LOGO


SEMI-ANNUAL REPORT

six months ended: April 30, 2011 (Unaudited)

DFA Investment Dimensions Group Inc.

Tax-Managed U.S. Marketwide Value Portfolio

Tax-Managed U.S. Equity Portfolio

Tax-Managed U.S. Targeted Value Portfolio

Tax-Managed U.S. Small Cap Portfolio

T.A. U.S. Core Equity 2 Portfolio

Tax-Managed DFA International Value Portfolio

T.A. World ex U.S. Core Equity Portfolio

 LOGO

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2011

Dear Fellow Shareholder,

We recently celebrated Dimensional's thirtieth anniversary. The firm has developed in ways we never could have predicted. Our success owes a lot to our clients, especially those we've had a long relationship with. We are proud that these relationships have been beneficial for our clients and for Dimensional.

Thirty years of growth has brought many changes. But some things haven't changed, and these have been a key to our success. We have always acted in the best interests of clients and strived to earn and maintain trust by doing what we say we are going to do. We have always worked hard to demonstrate the validity of our ideas. We never try to predict how much money our clients could make, but we have always worked to deliver a good investment experience. We continue to believe strongly in the principles of diversification and discipline. We've been fortunate to find clients sharing that belief and helping us grow into the firm we are now.

Sincerely,

 LOGO

David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT

                                  (Unaudited)

                               Table of Contents

                                                                        Page
                                                                        ----
    Letter to Shareholders
    Definitions of Abbreviations and Footnotes.........................   1
    DFA Investment Dimensions Group Inc.
       Disclosure of Fund Expenses.....................................   2
       Disclosure of Portfolio Holdings................................   4
       Schedule of Investments/Summary Schedules of Portfolio Holdings.
         Tax-Managed U.S. Marketwide Value Portfolio...................   6
         Tax-Managed U.S. Equity Portfolio.............................   7
         Tax-Managed U.S. Targeted Value Portfolio.....................  10
         Tax-Managed U.S. Small Cap Portfolio..........................  13
         T.A. U.S. Core Equity 2 Portfolio.............................  16
         Tax-Managed DFA International Value Portfolio.................  19
         T.A. World ex U.S. Core Equity Portfolio......................  23
       Statements of Assets and Liabilities............................  29
       Statements of Operations........................................  31
       Statements of Changes in Net Assets.............................  33
       Financial Highlights............................................  35
       Notes to Financial Statements...................................  39
    The DFA Investment Trust Company
       Disclosure of Fund Expenses.....................................  51
       Disclosure of Portfolio Holdings................................  52
       Summary Schedule of Portfolio Holdings..........................
         The Tax-Managed U.S. Marketwide Value Series..................  53
       Statement of Assets and Liabilities.............................  56
       Statement of Operations.........................................  57
       Statements of Changes in Net Assets.............................  58
       Financial Highlights............................................  59
       Notes to Financial Statements...................................  60
    Voting Proxies on Fund Portfolio Securities........................  66
    Board Approval of Investment Advisory Agreements...................  67

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
  ADR     American Depositary Receipt
  FNMA    Federal National Mortgage Association
  P.L.C.  Public Limited Company

Investment Footnotes
  +       See Note B to Financial Statements.
  ++      Securities have generally been fair valued. See Note B to Financial Statements.
  **      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the
          Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/
          or Non-Income Producing Securities.
  *       Non-Income Producing Securities.
  #       Total or Partial Securities on Loan.
  @       Security purchased with cash proceeds from Securities on Loan.
  (r)     The adjustable rate shown is effective as of April 30, 2011.
  (S)     Affiliated Fund.
  ##      Par amount of collateral is a part of a pooled collateral facility. Value is indicative of the value allocated to this
          Portfolio/Series as a part of this facility.

Financial Highlights
  (A)     Computed using average shares outstanding.
  (B)     Annualized
  (C)     Non-Annualized
  (D)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master
          Funds.
  (E)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements
  --      Amounts designated as -- are either zero or rounded to zero.
  REIT    Real Estate Investment Trust
  SEC     Securities and Exchange Commission
  (a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2011

EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/10  04/30/11    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Marketwide Value Portfolio**
---------------------------------------------
       Actual Fund Return..................... $1,000.00 $1,222.58   0.38%     $2.09
       Hypothetical 5% Annual Return.......... $1,000.00 $1,022.91   0.38%     $1.91

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/10  04/30/11    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Equity Portfolio***
Actual Fund Return............................ $1,000.00 $1,175.68   0.22%     $1.19
Hypothetical 5% Annual Return................. $1,000.00 $1,023.70   0.22%     $1.10

Tax-Managed U.S. Targeted Value Portfolio
Actual Fund Return............................ $1,000.00 $1,241.67   0.45%     $2.50
Hypothetical 5% Annual Return................. $1,000.00 $1,022.56   0.45%     $2.26

Tax-Managed U.S. Small Cap Portfolio
Actual Fund Return............................ $1,000.00 $1,249.83   0.53%     $2.96
Hypothetical 5% Annual Return................. $1,000.00 $1,022.17   0.53%     $2.66

T.A. U.S. Core Equity 2 Portfolio
Actual Fund Return............................ $1,000.00 $1,211.31   0.25%     $1.37
Hypothetical 5% Annual Return................. $1,000.00 $1,023.55   0.25%     $1.25

Tax-Managed DFA International Value Portfolio
Actual Fund Return............................ $1,000.00 $1,148.63   0.54%     $2.88
Hypothetical 5% Annual Return................. $1,000.00 $1,022.12   0.54%     $2.71

T.A. World ex U.S. Core Equity Portfolio
Actual Fund Return............................ $1,000.00 $1,134.21   0.47%     $2.49
Hypothetical 5% Annual Return................. $1,000.00 $1,022.46   0.47%     $2.36

--------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***Effective February 28, 2011, the Portfolio invests directly in securities rather than through the Master Fund. The expenses shown reflect the direct expenses of the Portfolio and the indirect payment of the Portfolio's portion of the expenses, for the period November 1, 2010 through February 27, 2011, of the Master Fund.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category.

FEEDER FUNDS

                                             Affiliated Investment Companies
                                             -------------------------------
Tax-Managed U.S. Marketwide Value Portfolio.             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

Tax-Managed U.S. Equity Portfolio      Tax-Managed U.S. Targeted Value Portfolio      Tax-Managed U.S. Small Cap Portfolio
Consumer Discretionary.....  11.9%     Consumer Discretionary           18.0%         Consumer Discretionary         15.8%
Consumer Staples...........   9.2%     Consumer Staples                  3.8%         Consumer Staples                3.6%
Energy.....................  12.5%     Energy                           12.0%         Energy                          7.6%
Financials.................  13.3%     Financials                       22.3%         Financials                     14.8%
Health Care................  11.6%     Health Care                       6.9%         Health Care                    10.4%
Industrials................  12.1%     Industrials                      15.5%         Industrials                    18.2%
Information Technology.....  18.7%     Information Technology           12.3%         Information Technology         20.0%
Materials..................   4.5%     Materials                         8.0%         Materials                       6.1%
Other......................     --     Other                               --         Other                             --
Telecommunication Services.   2.7%     Telecommunication Services        0.7%         Telecommunication Services      1.0%
Utilities..................   3.5%     Utilities                         0.5%         Utilities                       2.5%
                            ------                                       ------                                     ------
                            100.0%                                     100.0%                                       100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


    T.A. U.S. Core Equity 2                Tax-Managed DFA International Value        T.A. World ex U.S. Core Equity
           Portfolio                                   Portfolio                                Portfolio
Consumer Discretionary            14.3% Consumer Discretionary            13.9%  Consumer Discretionary            12.5%
Consumer Staples                   5.9% Consumer Staples                   5.6%  Consumer Staples                   6.3%
Energy                            12.1% Energy                            13.6%  Energy                             9.7%
Financials                        17.9% Financials                        27.9%  Financials                        24.5%
Health Care                       10.5% Health Care                        1.9%  Health Care                        4.0%
Industrials                       14.2% Industrials                        9.5%  Industrials                       15.6%
Information Technology            14.2% Information Technology             2.5%  Information Technology             6.5%
Materials                          5.4% Materials                         13.4%  Materials                         14.6%
Other                                -- Telecommunication Services         7.3%  Other                                --
Real Estate Investment Trusts        -- Utilities                          4.4%  Real Estate Investment Trusts        --
                                                                         -------
Telecommunication Services         3.1%                                  100.0%  Telecommunication Services         3.2%
Utilities                          2.4%                                          Utilities                          3.1%
                                 ------                                                                           -------
                                 100.0%                                                                           100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                            Value+
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust
  Company.............................................................................. $2,337,582,116
                                                                                        --------------

 TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
   (Cost $1,816,795,529)............................................................... $2,337,582,116
                                                                                        ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                   Percentage
                                          Shares       Value+ of Net Assets**
                                          ------       -----  ---------------
  COMMON STOCKS -- (89.6%)............
  Consumer Discretionary -- (10.6%)...
    *Amazon.com, Inc..................    36,900 $  7,250,850       0.5%
    Comcast Corp. Class A.............   215,868    5,664,376       0.4%
    Home Depot, Inc...................   169,942    6,311,646       0.4%
    McDonald's Corp...................   108,425    8,490,762       0.6%
    Walt Disney Co. (The).............   187,822    8,095,128       0.5%
    Other Securities..................            144,309,608       9.4%
                                                 ------------      -----
  Total Consumer Discretionary........            180,122,370      11.8%
                                                 ------------      -----

  Consumer Staples -- (8.3%)..........
    Altria Group, Inc.................   214,700    5,762,548       0.4%
    Coca-Cola Co. (The)...............   203,830   13,750,372       0.9%
    Kraft Foods, Inc. Class A.........   181,372    6,090,472       0.4%
    PepsiCo, Inc......................   154,719   10,658,592       0.7%
    Philip Morris International, Inc..   186,343   12,939,658       0.8%
    #Procter & Gamble Co. (The).......   289,227   18,770,832       1.2%
    #Wal-Mart Stores, Inc.............   182,930   10,057,491       0.7%
    Other Securities..................             62,370,223       4.1%
                                                 ------------      -----
  Total Consumer Staples..............            140,400,188       9.2%
                                                 ------------      -----

  Energy -- (11.2%)...................
    Chevron Corp......................   208,996   22,872,522       1.5%
    ConocoPhillips....................   144,255   11,386,047       0.7%
    Exxon Mobil Corp..................   515,634   45,375,792       3.0%
    Occidental Petroleum Corp.........    84,620    9,671,220       0.6%
    Schlumberger, Ltd.................   142,466   12,786,324       0.8%
    Other Securities..................             87,952,676       5.8%
                                                 ------------      -----
  Total Energy........................            190,044,581      12.4%
                                                 ------------      -----

  Financials -- (11.9%)...............
    American Express Co...............   113,409    5,566,114       0.4%
    Bank of America Corp..............   924,879   11,357,514       0.8%
   #*Berkshire Hathaway, Inc..........    91,240    7,600,292       0.5%
    *Citigroup, Inc................... 3,028,338   13,900,071       0.9%
    Goldman Sachs Group, Inc. (The)...    51,600    7,792,116       0.5%
    JPMorgan Chase & Co...............   415,272   18,948,861       1.2%
    Wells Fargo & Co..................   521,728   15,187,502       1.0%
    Other Securities..................            122,039,434       8.0%
                                                 ------------      -----
  Total Financials....................            202,391,904      13.3%
                                                 ------------      -----

  Health Care -- (10.4%)..............
    Abbott Laboratories...............   159,700    8,310,788       0.5%
    *Amgen, Inc.......................    95,771    5,444,581       0.4%
    Johnson & Johnson.................   284,021   18,665,860       1.2%
    Merck & Co., Inc..................   318,253   11,441,195       0.8%
    Pfizer, Inc.......................   832,583   17,450,940       1.1%
    UnitedHealth Group, Inc...........   114,655    5,644,466       0.4%
    Other Securities..................            109,225,783       7.1%
                                                 ------------      -----
  Total Health Care...................            176,183,613      11.5%
                                                 ------------      -----

  Industrials -- (10.8%)..............
    3M Co.............................    70,823    6,884,704       0.5%
    #Boeing Co. (The).................    73,357    5,852,421       0.4%
    Caterpillar, Inc..................    67,009    7,733,509       0.5%
    General Electric Co............... 1,105,191   22,601,156       1.5%
    United Parcel Service, Inc........    77,155    5,784,310       0.4%
    United Technologies Corp..........    91,670    8,211,799       0.5%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED



                                                                                             Shares         Value+
                                                                                             ------         -----
Industrials -- (Continued).............................................................
  Other Securities.....................................................................             $  126,029,871
                                                                                                    --------------
Total Industrials......................................................................                183,097,770
                                                                                                    --------------

Information Technology -- (16.8%)......................................................
  *Apple, Inc..........................................................................      96,660     33,659,912
  Cisco Sytems, Inc....................................................................     553,000      9,710,680
  *EMC Corp............................................................................     214,863      6,089,217
  *Google, Inc.........................................................................      25,676     13,970,312
  Hewlett-Packard Co...................................................................     226,200      9,131,694
  Intel Corp...........................................................................     568,562     13,184,953
  #International Business Machines Corp................................................     114,248     19,488,424
  Microsoft Corp.......................................................................     772,907     20,111,040
  Oracle Corp..........................................................................     424,071     15,287,760
  QUALCOMM, Inc........................................................................     172,170      9,786,143
  Other Securities.....................................................................                134,043,351
                                                                                                    --------------
Total Information Technology...........................................................                284,463,486
                                                                                                    --------------

Materials -- (4.1%)....................................................................
  E.I. du Pont de Nemours & Co.........................................................      96,660      5,489,321
  Freeport-McMoRan Copper & Gold, Inc. Class B.........................................      97,960      5,390,739
  Other Securities.....................................................................                 58,159,528
                                                                                                    --------------
Total Materials........................................................................                 69,039,588
                                                                                                    --------------

Other -- (0.0%)........................................................................
  Other Securities.....................................................................                          6
                                                                                                    --------------

Telecommunication Services -- (2.4%)...................................................
  AT&T, Inc............................................................................     611,080     19,016,810
  Verizon Communications, Inc..........................................................     293,519     11,089,148
  Other Securities.....................................................................                 11,115,822
                                                                                                    --------------
Total Telecommunication Services.......................................................                 41,221,780
                                                                                                    --------------

Utilities -- (3.1%)....................................................................
  Other Securities.....................................................................                 53,533,585
                                                                                                    --------------
TOTAL COMMON STOCKS....................................................................              1,520,498,871
                                                                                                    --------------
RIGHTS/WARRANTS -- (0.0%)..............................................................
  Other Securities.....................................................................                     68,153
                                                                                                    --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)...................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares..................   6,182,231      6,182,231
                                                                                                    --------------

                                                                                          Shares/
                                                                                           Face
                                                                                          Amount
                                                                                           (000)
SECURITIES LENDING COLLATERAL -- (10.0%)...............................................
(S)@DFA Short Term Investment Fund..................................................... 169,296,836    169,296,836
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $499,581
  FNMA 3.500%, 02/01/26, valued at $502,307) to be repurchased at $487,678.............        $488        487,676
                                                                                                    --------------

TOTAL SECURITIES LENDING COLLATERAL....................................................                169,784,512
                                                                                                    --------------

                                                                                             Percentage
                                                                                        of Net Assets**
                                                                                        ---------------
Industrials -- (Continued).............................................................
  Other Securities.....................................................................       8.2%
                                                                                             -----
Total Industrials......................................................................      12.0%
                                                                                             -----

Information Technology -- (16.8%)......................................................
  *Apple, Inc..........................................................................       2.2%
  Cisco Sytems, Inc....................................................................       0.6%
  *EMC Corp............................................................................       0.4%
  *Google, Inc.........................................................................       0.9%
  Hewlett-Packard Co...................................................................       0.6%
  Intel Corp...........................................................................       0.9%
  #International Business Machines Corp................................................       1.3%
  Microsoft Corp.......................................................................       1.3%
  Oracle Corp..........................................................................       1.0%
  QUALCOMM, Inc........................................................................       0.6%
  Other Securities.....................................................................       8.8%
                                                                                             -----
Total Information Technology...........................................................      18.6%
                                                                                             -----

Materials -- (4.1%)....................................................................
  E.I. du Pont de Nemours & Co.........................................................       0.4%
  Freeport-McMoRan Copper & Gold, Inc. Class B.........................................       0.3%
  Other Securities.....................................................................       3.8%
                                                                                             -----
Total Materials........................................................................       4.5%
                                                                                             -----

Other -- (0.0%)........................................................................
  Other Securities.....................................................................       0.0%
                                                                                             -----

Telecommunication Services -- (2.4%)...................................................
  AT&T, Inc............................................................................       1.3%
  Verizon Communications, Inc..........................................................       0.7%
  Other Securities.....................................................................       0.7%
                                                                                             -----
Total Telecommunication Services.......................................................       2.7%
                                                                                             -----

Utilities -- (3.1%)....................................................................
  Other Securities.....................................................................       3.5%
                                                                                             -----
TOTAL COMMON STOCKS....................................................................      99.5%
                                                                                             -----
RIGHTS/WARRANTS -- (0.0%)..............................................................
  Other Securities.....................................................................       0.0%
                                                                                             -----

TEMPORARY CASH INVESTMENTS -- (0.4%)...................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares..................       0.4%
                                                                                             -----





SECURITIES LENDING COLLATERAL -- (10.0%)...............................................
(S)@DFA Short Term Investment Fund.....................................................      11.1%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $499,581
  FNMA 3.500%, 02/01/26, valued at $502,307) to be repurchased at $487,678.............       0.0%
                                                                                             -----

TOTAL SECURITIES LENDING COLLATERAL....................................................      11.1%
                                                                                             -----

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                         Percentage
                                                Value+ of Net Assets**
                                                ------ ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $1,113,932,231)........ $1,696,533,767     111.0%
                                        ==============     ------

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  180,122,370           --   --    $  180,122,370
  Consumer Staples............    140,395,740 $      4,448   --       140,400,188
  Energy......................    190,044,581           --   --       190,044,581
  Financials..................    202,391,904           --   --       202,391,904
  Health Care.................    176,174,153        9,460   --       176,183,613
  Industrials.................    183,097,770           --   --       183,097,770
  Information Technology......    284,463,486           --   --       284,463,486
  Materials...................     69,039,588           --   --        69,039,588
  Other.......................             --            6   --                 6
  Telecommunication Services..     41,221,780           --   --        41,221,780
  Utilities...................     53,533,585           --   --        53,533,585
Rights/Warrants...............         68,153           --   --            68,153
Temporary Cash Investments....      6,182,231           --   --         6,182,231
Securities Lending Collateral.             --  169,784,512   --       169,784,512
                               -------------- ------------   --    --------------

TOTAL......................... $1,526,735,341 $169,798,426   --    $1,696,533,767
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                          Percentage
                                                 Shares       Value+ of Net Assets**
                                                 ------       -----  ---------------
COMMON STOCKS -- (90.5%).....................
Consumer Discretionary -- (16.3%)............
 #*BJ's Restaurants, Inc.....................   248,223 $ 11,654,070       0.5%
  #Dillard's, Inc. Class A...................   401,591   19,284,400       0.7%
 #*GameStop Corp. Class A....................   396,262   10,176,008       0.4%
  *Iconix Brand Group, Inc...................   387,629    9,493,034       0.4%
  *Liberty Media Corp. Capital Class A.......   354,909   29,198,363       1.1%
  *Mohawk Industries, Inc....................   190,548   11,440,502       0.4%
  Phillips-Van Heusen Corp...................   130,195    9,167,030       0.4%
 #*Royal Caribbean Cruises, Ltd..............   333,477   13,279,054       0.5%
 #*Saks, Inc.................................   900,209   10,766,500       0.4%
  Wyndham Worldwide Corp.....................   326,000   11,282,860       0.4%
  Other Securities...........................            333,853,397      12.7%
                                                        ------------      -----
Total Consumer Discretionary.................            469,595,218      17.9%
                                                        ------------      -----

Consumer Staples -- (3.4%)...................
  *Constellation Brands, Inc. Class A........   449,327   10,060,432       0.4%
  *Ralcorp Holdings, Inc.....................   149,606   11,639,347       0.4%
  *Smithfield Foods, Inc.....................   387,168    9,121,678       0.4%
  Other Securities...........................             67,746,354       2.6%
                                                        ------------      -----
Total Consumer Staples.......................             98,567,811       3.8%
                                                        ------------      -----

Energy -- (10.9%)............................
  *Complete Production Services, Inc.........   288,076    9,777,299       0.4%
  *Helix Energy Solutions Group, Inc.........   637,560   12,069,011       0.5%
  Patterson-UTI Energy, Inc..................   473,266   14,723,305       0.6%
  *Plains Exploration & Production Co........   372,716   14,178,117       0.5%
  *Rowan Cos., Inc...........................   322,685   13,455,964       0.5%
  Sunoco, Inc................................   258,741   11,037,891       0.4%
  *Tesoro Petroleum Corp.....................   419,582   11,379,064       0.4%
  *Whiting Petroleum Corp....................   161,623   11,232,798       0.4%
  Other Securities...........................            216,948,713       8.3%
                                                        ------------      -----
Total Energy.................................            314,802,162      12.0%
                                                        ------------      -----

Financials -- (20.1%)........................
  *Allied World Assurance Co. Holdings, Ltd..   155,508   10,103,355       0.4%
  *American Capital, Ltd..................... 1,164,025   11,954,537       0.5%
  American Financial Group, Inc..............   370,385   13,248,671       0.5%
  Assurant, Inc..............................   361,018   14,332,415       0.5%
  *CNO Financial Group, Inc.................. 1,322,576   10,659,963       0.4%
  *NASDAQ OMX Group, Inc. (The)..............   381,977   10,351,577       0.4%
  Reinsurance Group of America, Inc..........   235,808   14,926,646       0.6%
  White Mountains Insurance Group, Ltd.......    25,592    9,149,396       0.3%
  Other Securities...........................            486,731,318      18.6%
                                                        ------------      -----
Total Financials.............................            581,457,878      22.2%
                                                        ------------      -----

Health Care -- (6.3%)........................
  *Coventry Health Care, Inc.................   281,627    9,088,103       0.3%
  *HealthSpring, Inc.........................   331,372   13,748,624       0.5%
  *Hologic, Inc..............................   567,912   12,505,422       0.5%
  #Omnicare, Inc.............................   309,025    9,709,566       0.4%
  Other Securities...........................            135,891,295       5.2%
                                                        ------------      -----
Total Health Care............................            180,943,010       6.9%
                                                        ------------      -----

Industrials -- (14.0%).......................
  Alexander & Baldwin, Inc...................   215,659   11,365,229       0.4%
  *Amerco, Inc...............................    90,030    9,157,852       0.4%
  GATX Corp..................................   228,478    9,657,765       0.4%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED



                                                                                               Shares         Value+
                                                                                               ------         -----
Industrials -- (Continued)...............................................................
  *Owens Corning, Inc....................................................................     367,806 $   13,917,779
  Ryder System, Inc......................................................................     246,533     13,189,516
  *TriMas Corp...........................................................................     452,107     10,493,403
  #Trinity Industries, Inc...............................................................     277,414     10,042,387
  Other Securities.......................................................................                327,469,230
                                                                                                      --------------
Total Industrials........................................................................                405,293,161
                                                                                                      --------------

Information Technology -- (11.1%)........................................................
  *Arrow Electronics, Inc................................................................     351,633     16,030,948
  *IAC/InterActiveCorp...................................................................     403,904     14,584,973
  *Ingram Micro, Inc. Class A............................................................     566,252     10,605,900
  *Tech Data Corp........................................................................     174,947      9,294,934
  Other Securities.......................................................................                270,020,702
                                                                                                      --------------
Total Information Technology.............................................................                320,537,457
                                                                                                      --------------

Materials -- (7.3%)......................................................................
  Ashland, Inc...........................................................................     210,546     13,070,696
  *Century Aluminum Co...................................................................     558,272     11,154,275
  Domtar Corp............................................................................     106,552      9,911,467
  MeadWestavco Corp......................................................................     455,519     15,346,435
  Reliance Steel & Aluminum Co...........................................................     200,657     11,359,193
  Westlake Chemical Corp.................................................................     205,655     13,501,251
  Other Securities.......................................................................                135,726,798
                                                                                                      --------------
Total Materials..........................................................................                210,070,115
                                                                                                      --------------

Other -- (0.0%)..........................................................................
  Other Securities.......................................................................                        294
                                                                                                      --------------

Telecommunication Services -- (0.7%).....................................................
  Other Securities.......................................................................                 19,265,152
                                                                                                      --------------

Utilities -- (0.4%)......................................................................
  Other Securities.......................................................................                 12,458,935
                                                                                                      --------------
TOTAL COMMON STOCKS......................................................................              2,612,991,193
                                                                                                      --------------
RIGHTS/WARRANTS -- (0.0%)................................................................
  Other Securities.......................................................................                     97,683
                                                                                                      --------------

TEMPORARY CASH INVESTMENTS -- (0.3%).....................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares....................   8,071,060      8,071,060
                                                                                                      --------------

                                                                                            Shares/
                                                                                             Face
                                                                                            Amount
                                                                                            -------
                                                                                             (000)
SECURITIES LENDING COLLATERAL -- (9.2%)..................................................
(S)@DFA Short Term Investment Fund....................................................... 264,514,595    264,514,595
  @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $780,560
   FNMA 3.50%, 02/01/26, valued at $784,820) to be repurchased at $761,964...............        $762        761,960
                                                                                                      --------------

TOTAL SECURITIES LENDING COLLATERAL......................................................                265,276,555
                                                                                                      --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,127,968,543)...................................................................             $2,886,436,491
                                                                                                      ==============

                                                                                               Percentage
                                                                                          of Net Assets**
                                                                                          ---------------
Industrials -- (Continued)...............................................................
  *Owens Corning, Inc....................................................................       0.5%
  Ryder System, Inc......................................................................       0.5%
  *TriMas Corp...........................................................................       0.4%
  #Trinity Industries, Inc...............................................................       0.4%
  Other Securities.......................................................................      12.5%
                                                                                              ------
Total Industrials........................................................................      15.5%
                                                                                              ------

Information Technology -- (11.1%)........................................................
  *Arrow Electronics, Inc................................................................       0.6%
  *IAC/InterActiveCorp...................................................................       0.6%
  *Ingram Micro, Inc. Class A............................................................       0.4%
  *Tech Data Corp........................................................................       0.4%
  Other Securities.......................................................................      10.3%
                                                                                              ------
Total Information Technology.............................................................      12.3%
                                                                                              ------

Materials -- (7.3%)......................................................................
  Ashland, Inc...........................................................................       0.5%
  *Century Aluminum Co...................................................................       0.4%
  Domtar Corp............................................................................       0.4%
  MeadWestavco Corp......................................................................       0.6%
  Reliance Steel & Aluminum Co...........................................................       0.4%
  Westlake Chemical Corp.................................................................       0.5%
  Other Securities.......................................................................       5.2%
                                                                                              ------
Total Materials..........................................................................       8.0%
                                                                                              ------

Other -- (0.0%)..........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

Telecommunication Services -- (0.7%).....................................................
  Other Securities.......................................................................       0.7%
                                                                                              ------

Utilities -- (0.4%)......................................................................
  Other Securities.......................................................................       0.5%
                                                                                              ------
TOTAL COMMON STOCKS......................................................................      99.8%
                                                                                              ------
RIGHTS/WARRANTS -- (0.0%)................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

TEMPORARY CASH INVESTMENTS -- (0.3%).....................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares....................       0.3%
                                                                                              ------






SECURITIES LENDING COLLATERAL -- (9.2%)..................................................
(S)@DFA Short Term Investment Fund.......................................................      10.1%
  @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $780,560
   FNMA 3.50%, 02/01/26, valued at $784,820) to be repurchased at $761,964...............       0.0%
                                                                                              ------

TOTAL SECURITIES LENDING COLLATERAL......................................................      10.1%
                                                                                              ------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,127,968,543)...................................................................     110.2%
                                                                                              ======

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  469,595,218           --   --    $  469,595,218
  Consumer Staples............     98,557,400 $     10,411   --        98,567,811
  Energy......................    314,802,162           --   --       314,802,162
  Financials..................    581,351,913      105,965   --       581,457,878
  Health Care.................    180,943,010           --   --       180,943,010
  Industrials.................    405,267,584       25,577   --       405,293,161
  Information Technology......    320,537,457           --   --       320,537,457
  Materials...................    210,070,115           --   --       210,070,115
  Other.......................             --          294   --               294
  Telecommunication Services..     19,265,152           --   --        19,265,152
  Utilities...................     12,458,935           --   --        12,458,935
Rights/Warrants...............             --       97,683   --            97,683
Temporary Cash Investments....      8,071,060           --   --         8,071,060
Securities Lending Collateral.             --  265,276,555   --       265,276,555
                               -------------- ------------   --    --------------
TOTAL......................... $2,620,920,006 $265,516,485   --    $2,886,436,491
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                     Percentage
                                            Shares       Value+ of Net Assets**
                                            ------       -----  ---------------
COMMON STOCKS -- (88.8%)..................
Consumer Discretionary -- (14.1%).........
  *Cabela's, Inc..........................  89,625 $  2,289,022       0.2%
  *Deckers Outdoor Corp...................  31,403    2,664,859       0.2%
  #Dillard's, Inc. Class A................  80,522    3,866,666       0.3%
  *Gaylord Entertainment Co...............  63,237    2,268,311       0.1%
  *Iconix Brand Group, Inc................ 107,100    2,622,879       0.2%
  Jarden Corp.............................  75,732    2,755,887       0.2%
  *Penske Automotive Group, Inc........... 126,055    2,833,716       0.2%
 #*Saks, Inc.............................. 221,647    2,650,898       0.2%
 #*Shutterfly, Inc........................  44,735    2,753,887       0.2%
  *Tenneco, Inc...........................  54,920    2,537,853       0.2%
  *Ulta Salon Cosmetics & Fragrance, Inc..  44,461    2,364,881       0.2%
 #*Under Armour, Inc. Class A.............  37,810    2,588,473       0.2%
  Other Securities........................          188,088,773      13.4%
                                                   ------------      -----
Total Consumer Discretionary..............          220,286,105      15.8%
                                                   ------------      -----

Consumer Staples -- (3.2%)................
 #*TreeHouse Foods, Inc...................  37,236    2,259,108       0.2%
  Other Securities........................           48,236,321       3.4%
                                                   ------------      -----
Total Consumer Staples....................           50,495,429       3.6%
                                                   ------------      -----

Energy -- (6.8%)..........................
  Berry Petroleum Corp. Class A...........  44,765    2,378,364       0.2%
  *Bristow Group, Inc.....................  48,818    2,265,155       0.2%
  Frontier Oil Corp....................... 137,847    3,851,445       0.3%
  Lufkin Industries, Inc..................  36,862    3,403,468       0.2%
  *Rosetta Resources, Inc.................  58,799    2,700,638       0.2%
  #RPC, Inc............................... 149,274    4,037,862       0.3%
  *Western Refining, Inc.................. 202,287    3,430,788       0.2%
  Other Securities........................           84,100,846       6.0%
                                                   ------------      -----
Total Energy..............................          106,168,566       7.6%
                                                   ------------      -----

Financials -- (13.2%).....................
  *CNO Financial Group, Inc............... 294,607    2,374,532       0.1%
  Unitrin, Inc............................  79,130    2,392,891       0.2%
  Other Securities........................          201,332,018      14.4%
                                                   ------------      -----
Total Financials..........................          206,099,441      14.7%
                                                   ------------      -----

Health Care -- (9.2%).....................
  *HealthSpring, Inc......................  63,300    2,626,317       0.2%
 #*Incyte Corp............................ 121,523    2,245,745       0.1%
  *Jazz Pharmaceuticals, Inc..............  71,632    2,285,777       0.2%
  Universal American Corp................. 111,863    2,584,035       0.2%
  Other Securities........................          134,296,919       9.6%
                                                   ------------      -----
Total Health Care.........................          144,038,793      10.3%
                                                   ------------      -----

Industrials -- (16.1%)....................
  Alexander & Baldwin, Inc................  47,845    2,521,432       0.2%
  *Amerco, Inc............................  25,903    2,634,853       0.2%
  *EnerSys................................  63,999    2,424,922       0.2%
  #GATX Corp..............................  55,507    2,346,281       0.1%
 #*General Cable Corp.....................  65,094    3,157,059       0.2%
  *GEO Group, Inc. (The)..................  94,584    2,523,501       0.2%
  *Polypore International, Inc............  43,917    2,712,753       0.2%
  Robbins & Myers, Inc....................  59,404    2,582,292       0.2%
  *Sauer-Danfoss, Inc.....................  45,024    2,657,767       0.2%
  #Titan International, Inc...............  92,692    2,863,256       0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                         Percentage
                                                                              Shares         Value+ of Net Assets**
                                                                              ------         -----  ---------------
Industrials -- (Continued)..............................................
  *WESCO International, Inc.............................................      43,574 $    2,699,409       0.2%
  Other Securities......................................................                223,548,251      16.0%
                                                                                     --------------      -----
Total Industrials.......................................................                252,671,776      18.1%
                                                                                     --------------      -----

Information Technology -- (17.8%).......................................
  *Acme Packet, Inc.....................................................      95,296      7,872,403       0.5%
  *Ariba, Inc...........................................................      96,871      3,368,205       0.2%
  *CACI International, Inc..............................................      42,100      2,572,731       0.2%
  *Fairchild Semiconductor International, Inc...........................     117,510      2,464,185       0.2%
  *IPG Photonics Corp...................................................      58,631      4,072,509       0.3%
  *Lawson Software, Inc.................................................     203,429      2,251,959       0.1%
  *SuccessFactors, Inc..................................................      70,251      2,435,602       0.2%
 #*Universal Display Corp...............................................      42,681      2,344,894       0.2%
  *VeriFone Systems, Inc................................................      47,100      2,582,022       0.2%
  Other Securities......................................................                248,951,648      17.8%
                                                                                     --------------      -----
Total Information Technology............................................                278,916,158      19.9%
                                                                                     --------------      -----

Materials -- (5.4%).....................................................
  Cabot Corp............................................................      74,528      3,342,581       0.2%
  Carpenter Technology Corp.............................................      50,262      2,576,430       0.2%
  Kronos Worldwide, Inc.................................................      46,501      2,862,602       0.2%
  Westlake Chemical Corp................................................      45,216      2,968,430       0.2%
  Other Securities......................................................                 73,469,278       5.3%
                                                                                     --------------      -----
Total Materials.........................................................                 85,219,321       6.1%
                                                                                     --------------      -----

Other -- (0.0%).........................................................
  Other Securities......................................................                        312       0.0%
                                                                                     --------------      -----

Telecommunication Services -- (0.8%)....................................
  Other Securities......................................................                 13,228,636       0.9%
                                                                                     --------------      -----

Utilities -- (2.2%).....................................................
  Other Securities......................................................                 34,745,275       2.5%
                                                                                     --------------      -----
TOTAL COMMON STOCKS.....................................................              1,391,869,812      99.5%
                                                                                     --------------      -----
RIGHTS/WARRANTS -- (0.0%)...............................................
  Other Securities......................................................                      3,424       0.0%
                                                                                     --------------      -----

TEMPORARY CASH INVESTMENTS -- (0.5%)....................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares...   7,379,073      7,379,073       0.5%
                                                                                     --------------      -----

                                                                           Shares/
                                                                            Face
                                                                           Amount
                                                                         -----------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (10.7%)................................
(S)@DFA Short Term Investment Fund...................................... 167,392,346    167,392,346      12.0%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11..............
  (Collateralized by $493,961 FNMA 3.50%, 02/01/26, valued at $496,657).
  to be repurchased at $482,192.........................................        $482        482,190       0.0%
                                                                                     --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....................................                167,874,536      12.0%
                                                                                     --------------      -----

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                            Percentage
                                                Value+ of Net Assets**
                                                -----  ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $1,012,531,296)........ $1,567,126,845      112.0%
                                        ==============      =====

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  220,286,105           --   --    $  220,286,105
  Consumer Staples............     50,459,400 $     36,029   --        50,495,429
  Energy......................    106,168,566           --   --       106,168,566
  Financials..................    206,073,761       25,680   --       206,099,441
  Health Care.................    143,975,865       62,928   --       144,038,793
  Industrials.................    252,667,577        4,199   --       252,671,776
  Information Technology......    278,916,158           --   --       278,916,158
  Materials...................     85,219,321           --   --        85,219,321
  Other.......................             --          312   --               312
  Telecommunication Services..     13,228,636           --   --        13,228,636
  Utilities...................     34,745,275           --   --        34,745,275
Rights/Warrants...............              8        3,416   --             3,424
Temporary Cash Investments....      7,379,073           --   --         7,379,073
Securities Lending Collateral.             --  167,874,536   --       167,874,536
                               -------------- ------------   --    --------------
TOTAL......................... $1,399,119,745 $168,007,100   --    $1,567,126,845
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                     Percentage
                                            Shares       Value+ of Net Assets**
                                            ------       -----  ---------------
 COMMON STOCKS -- (92.5%)
 Consumer Discretionary -- (13.2%)
   Comcast Corp. Class A                   378,742 $  9,938,190       0.4%
   Lowe's Cos., Inc.                       255,861    6,716,351       0.3%
   News Corp. Class A                      374,342    6,670,774       0.2%
   Time Warner Cable, Inc.                  88,298    6,898,723       0.3%
   Time Warner, Inc.                       205,166    7,767,585       0.3%
   Walt Disney Co. (The)                   365,590   15,756,929       0.6%
   Other Securities                                 317,618,910      12.1%
                                                   ------------      -----
 Total Consumer Discretionary                       371,367,462      14.2%
                                                   ------------      -----

 Consumer Staples -- (5.5%)
   CVS Caremark Corp.                      252,993    9,168,466       0.4%
   Kraft Foods, Inc. Class A               315,783   10,603,993       0.4%
   PepsiCo, Inc.                            84,707    5,835,465       0.2%
   Procter & Gamble Co. (The)              249,484   16,191,512       0.6%
   Other Securities                                 112,831,662       4.3%
                                                   ------------      -----
 Total Consumer Staples                             154,631,098       5.9%
                                                   ------------      -----

 Energy -- (11.2%)
   Anadarko Petroleum Corp.                 92,562    7,306,844       0.3%
   Apache Corp.                             68,390    9,121,174       0.4%
   Baker Hughes, Inc.                       77,124    5,970,169       0.2%
   Chevron Corp.                           364,129   39,850,278       1.5%
   ConocoPhillips                          255,434   20,161,406       0.8%
   Devon Energy Corp.                       72,897    6,633,627       0.3%
   Exxon Mobil Corp.                       400,098   35,208,624       1.3%
   Marathon Oil Corp.                      136,394    7,370,732       0.3%
   National-Oilwell, Inc.                   79,132    6,068,633       0.2%
   Occidental Petroleum Corp.               71,464    8,167,621       0.3%
   Other Securities                                 170,254,064       6.5%
                                                   ------------      -----
 Total Energy                                       316,113,172      12.1%
                                                   ------------      -----

 Financials -- (16.6%)
   Bank of America Corp.                 1,258,906   15,459,366       0.6%
   Bank of New York Mellon Corp. (The)     230,969    6,688,862       0.3%
   *Citigroup, Inc.                      2,656,492   12,193,298       0.5%
   Goldman Sachs Group, Inc. (The)          88,641   13,385,677       0.5%
   JPMorgan Chase & Co.                    764,068   34,864,423       1.3%
   MetLife, Inc.                           171,319    8,016,016       0.3%
   Morgan Stanley                          249,164    6,515,639       0.2%
   PNC Financial Services Group, Inc.       97,473    6,076,467       0.2%
   Prudential Financial, Inc.               88,395    5,606,011       0.2%
   Travelers Cos., Inc. (The)              100,570    6,364,070       0.2%
   U.S. Bancorp                            362,109    9,349,654       0.4%
   Wells Fargo & Co.                       944,666   27,499,227       1.1%
   Other Securities                                 314,422,925      12.0%
                                                   ------------      -----
 Total Financials                                   466,441,635      17.8%
                                                   ------------      -----

 Health Care -- (9.7%)
   Johnson & Johnson                       139,407    9,161,828       0.4%
   Merck & Co., Inc.                       308,176   11,078,927       0.4%
   Pfizer, Inc.                          1,430,226   29,977,537       1.1%
   UnitedHealth Group, Inc.                207,950   10,237,378       0.4%
   WellPoint, Inc.                          83,721    6,428,936       0.2%
   Other Securities                                 206,402,145       7.9%
                                                   ------------      -----
 Total Health Care                                  273,286,751      10.4%
                                                   ------------      -----

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED



                                                                                                   Shares         Value+
                                                                                                   ------         -----

Industrials -- (13.1%).......................................................................
  CSX Corp...................................................................................      72,504 $    5,705,340
  General Electric Co........................................................................   1,974,260     40,373,617
  Union Pacific Corp.........................................................................     100,059     10,353,105
  Other Securities...........................................................................                312,623,504
                                                                                                          --------------
Total Industrials............................................................................                369,055,566
                                                                                                          --------------

Information Technology -- (13.2%)............................................................
  *Apple, Inc................................................................................      33,228     11,570,986
  *Corning, Inc..............................................................................     285,179      5,971,648
  Hewlett-Packard Co.........................................................................     197,567      7,975,780
  Intel Corp.................................................................................     517,438     11,999,387
  International Business Machines Corp.......................................................      45,323      7,731,197
  Microsoft Corp.............................................................................     286,979      7,467,194
  Oracle Corp................................................................................     196,650      7,089,232
  Other Securities...........................................................................                311,362,440
                                                                                                          --------------
Total Information Technology.................................................................                371,167,864
                                                                                                          --------------

Materials -- (5.0%)..........................................................................
  Dow Chemical Co. (The).....................................................................     187,438      7,683,084
  Other Securities...........................................................................                134,159,419
                                                                                                          --------------
Total Materials..............................................................................                141,842,503
                                                                                                          --------------

Other -- (0.0%)..............................................................................
  Other Securities...........................................................................                         --
                                                                                                          --------------

Real Estate Investment Trusts -- (0.0%)......................................................
  Other Securities...........................................................................                      2,735
                                                                                                          --------------

Telecommunication Services -- (2.8%).........................................................
  AT&T, Inc..................................................................................   1,081,716     33,663,002
  Verizon Communications, Inc................................................................     581,853     21,982,406
  Other Securities...........................................................................                 24,524,309
                                                                                                          --------------
Total Telecommunication Services.............................................................                 80,169,717
                                                                                                          --------------

Utilities -- (2.2%)..........................................................................
  Other Securities...........................................................................                 62,205,730
                                                                                                          --------------
TOTAL COMMON STOCKS..........................................................................              2,606,284,233
                                                                                                          --------------
RIGHTS/WARRANTS -- (0.0%)....................................................................
   Other Securities..........................................................................                     75,147
                                                                                                          --------------

TEMPORARY CASH INVESTMENTS -- (0.5%).........................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares........................  14,288,125     14,288,125
                                                                                                          --------------

                                                                                                Shares/
                                                                                                 Face
                                                                                                Amount
                                                                                              -----------
                                                                                                 (000)
SECURITIES LENDING COLLATERAL -- (7.0%)......................................................
(S)@DFA Short Term Investment Fund........................................................... 195,885,493    195,885,493
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11
  (Collateralized by $578,041 FNMA 3.50%, 02/01/26, valued at $581,195) to be repurchased at
  $564,270...................................................................................        $564        564,267
                                                                                                          --------------

TOTAL SECURITIES LENDING COLLATERAL..........................................................                196,449,760
                                                                                                          --------------

                                                                                                   Percentage
                                                                                              of Net Assets**
                                                                                              ---------------

Industrials -- (13.1%).......................................................................
  CSX Corp...................................................................................       0.2%
  General Electric Co........................................................................       1.5%
  Union Pacific Corp.........................................................................       0.4%
  Other Securities...........................................................................      12.0%
                                                                                                   -----
Total Industrials............................................................................      14.1%
                                                                                                   -----

Information Technology -- (13.2%)............................................................
  *Apple, Inc................................................................................       0.4%
  *Corning, Inc..............................................................................       0.2%
  Hewlett-Packard Co.........................................................................       0.3%
  Intel Corp.................................................................................       0.5%
  International Business Machines Corp.......................................................       0.3%
  Microsoft Corp.............................................................................       0.3%
  Oracle Corp................................................................................       0.3%
  Other Securities...........................................................................      11.9%
                                                                                                   -----
Total Information Technology.................................................................      14.2%
                                                                                                   -----

Materials -- (5.0%)..........................................................................
  Dow Chemical Co. (The).....................................................................       0.3%
  Other Securities...........................................................................       5.1%
                                                                                                   -----
Total Materials..............................................................................       5.4%
                                                                                                   -----

Other -- (0.0%)..............................................................................
  Other Securities...........................................................................       0.0%
                                                                                                   -----

Real Estate Investment Trusts -- (0.0%)......................................................
  Other Securities...........................................................................       0.0%
                                                                                                   -----

Telecommunication Services -- (2.8%).........................................................
  AT&T, Inc..................................................................................       1.3%
  Verizon Communications, Inc................................................................       0.9%
  Other Securities...........................................................................       0.9%
                                                                                                   -----
Total Telecommunication Services.............................................................       3.1%
                                                                                                   -----

Utilities -- (2.2%)..........................................................................
  Other Securities...........................................................................       2.4%
                                                                                                   -----
TOTAL COMMON STOCKS..........................................................................      99.6%
                                                                                                   -----
RIGHTS/WARRANTS -- (0.0%)....................................................................
   Other Securities..........................................................................       0.0%
                                                                                                   -----

TEMPORARY CASH INVESTMENTS -- (0.5%).........................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares........................       0.5%
                                                                                                   -----






SECURITIES LENDING COLLATERAL -- (7.0%)......................................................
(S)@DFA Short Term Investment Fund...........................................................       7.5%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11
  (Collateralized by $578,041 FNMA 3.50%, 02/01/26, valued at $581,195) to be repurchased at
  $564,270...................................................................................       0.0%
                                                                                                   -----

TOTAL SECURITIES LENDING COLLATERAL..........................................................       7.5%
                                                                                                   -----

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Percentage
                                                Value+ of Net Assets**
                                                -----  ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $2,085,751,819)........ $2,817,097,265     107.6%
                                        ==============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                  Valuation Inputs
                                 --------------------------------------------------

                                      Investment in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks...................
  Consumer Discretionary........ $  371,367,462           --   --    $  371,367,462
  Consumer Staples..............    154,611,177 $     19,921   --       154,631,098
  Energy........................    316,113,172           --   --       316,113,172
  Financials....................    466,418,643       22,992   --       466,441,635
  Health Care...................    273,262,317       24,434   --       273,286,751
  Industrials...................    369,014,320       41,246   --       369,055,566
  Information Technology........    371,167,864           --   --       371,167,864
  Materials.....................    141,842,503           --   --       141,842,503
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.          2,735           --   --             2,735
  Telecommunication Services....     80,169,717           --   --        80,169,717
  Utilities.....................     62,205,730           --   --        62,205,730
Rights/Warrants.................         74,291          856   --            75,147
Temporary Cash Investments......     14,288,125           --   --        14,288,125
Securities Lending Collateral...             --  196,449,760   --       196,449,760
                                 -------------- ------------   --    --------------

TOTAL........................... $2,620,538,056 $196,559,209   --    $2,817,097,265
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                            Percentage
                                                   Shares      Value++ of Net Assets**
                                                   ------      -----   ---------------
COMMON STOCKS -- (95.1%).......................
AUSTRALIA -- (5.8%)............................
  Origin Energy, Ltd...........................   778,320 $ 13,962,285       0.7%
  Wesfarmers, Ltd..............................   886,873   32,489,198       1.5%
  Other Securities.............................             85,896,482       3.9%
                                                          ------------      -----
TOTAL AUSTRALIA................................            132,347,965       6.1%
                                                          ------------      -----

AUSTRIA -- (0.2%)..............................
  Other Securities.............................              5,362,583       0.2%
                                                          ------------      -----

BELGIUM -- (1.1%)..............................
  Other Securities.............................             25,116,169       1.1%
                                                          ------------      -----

CANADA -- (11.4%)..............................
  Encana Corp..................................   577,997   19,420,308       0.9%
  Goldcorp, Inc................................   236,291   13,208,721       0.6%
  Manulife Financial Corp......................   817,976   14,688,382       0.7%
  #Sun Life Financial, Inc.....................   494,520   16,186,952       0.7%
  Suncor Energy, Inc...........................   975,599   44,967,365       2.1%
  Teck Resources, Ltd. Class B.................   321,554   17,478,753       0.8%
  Thomson Reuters Corp.........................   335,015   13,582,598       0.6%
  #TransCanada Corp............................   527,484   22,696,056       1.0%
  Other Securities.............................             98,446,596       4.5%
                                                          ------------      -----
TOTAL CANADA...................................            260,675,731      11.9%
                                                          ------------      -----

DENMARK -- (1.5%)..............................
  Other Securities.............................             34,804,924       1.6%
                                                          ------------      -----

FINLAND -- (1.1%)..............................
  Other Securities.............................             23,896,533       1.1%
                                                          ------------      -----

FRANCE -- (10.1%)..............................
  AXA SA.......................................   948,963   21,273,941       1.0%
  Cie de Saint-Gobain SA.......................   276,766   19,096,773       0.9%
  Credit Agricole SA...........................   693,108   11,529,144       0.5%
  GDF Suez SA..................................   917,391   37,511,514       1.7%
  Societe Generale Paris SA....................   344,363   23,013,057       1.1%
  Vivendi SA...................................   921,381   28,889,868       1.3%
  Other Securities.............................             90,071,102       4.1%
                                                          ------------      -----
TOTAL FRANCE...................................            231,385,399      10.6%
                                                          ------------      -----

GERMANY -- (9.3%)..............................
  Allianz SE...................................   179,201   28,154,514       1.3%
  Allianz SE Sponsored ADR.....................   716,588   11,286,261       0.5%
  Bayerische Motoren Werke AG..................   188,535   17,750,339       0.8%
  *Daimler AG..................................   448,509   34,663,687       1.6%
  Deutsche Bank AG.............................   239,182   15,623,368       0.7%
  Deutsche Telekom AG..........................   920,799   15,217,376       0.7%
  Deutsche Telekom AG Sponsored ADR............   681,300   11,309,580       0.5%
  E.ON AG......................................   764,870   26,142,628       1.2%
  Munchener Rueckversicherungs-Gesellschaft AG.   109,310   18,031,214       0.8%
  Other Securities.............................             33,859,695       1.6%
                                                          ------------      -----
TOTAL GERMANY..................................            212,038,662       9.7%
                                                          ------------      -----

GREECE -- (0.2%)...............................
  Other Securities.............................              3,614,999       0.2%
                                                          ------------      -----

HONG KONG -- (1.5%)............................
  Hutchison Whampoa, Ltd....................... 1,251,000   14,323,211       0.7%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED



                                                                     Percentage
                                            Shares      Value++ of Net Assets**
                                            ------      -----   ---------------
HONG KONG -- (Continued)................
  Other Securities......................           $ 19,964,475       0.9%
                                                   ------------      -----
TOTAL HONG KONG.........................             34,287,686       1.6%
                                                   ------------      -----

IRELAND -- (0.2%).......................
  Other Securities......................              4,472,833       0.2%
                                                   ------------      -----

ISRAEL -- (0.4%)........................
  Other Securities......................              8,293,562       0.4%
                                                   ------------      -----

ITALY -- (1.8%).........................
  Telecom Italia SpA.................... 8,344,059   12,546,392       0.6%
  Other Securities......................             29,448,347       1.3%
                                                   ------------      -----
TOTAL ITALY.............................             41,994,739       1.9%
                                                   ------------      -----

JAPAN -- (18.2%)........................
  FUJIFILM Holdings Corp................   363,000   11,284,901       0.5%
  Mitsubishi UFJ Financial Group, Inc... 5,515,634   26,472,774       1.2%
  Panasonic Corp........................   944,400   11,612,670       0.5%
  Sony Corp. Sponsored ADR..............   678,816   19,217,281       0.9%
  Sumitomo Mitsui Financial Group, Inc..   447,127   13,888,602       0.6%
  Toyota Motor Corp. Sponsored ADR......   268,360   21,382,925       1.0%
  Other Securities......................            312,159,683      14.3%
                                                   ------------      -----
TOTAL JAPAN.............................            416,018,836      19.0%
                                                   ------------      -----

NETHERLANDS -- (3.4%)...................
  Akzo Nobel NV.........................   156,276   12,117,374       0.6%
  ArcelorMittal NV......................   670,311   24,771,967       1.1%
  *Koninklijke Philips Electronics NV...   523,611   15,508,349       0.7%
  Other Securities......................             25,949,923       1.2%
                                                   ------------      -----
TOTAL NETHERLANDS.......................             78,347,613       3.6%
                                                   ------------      -----

NEW ZEALAND -- (0.1%)...................
  Other Securities......................              1,932,797       0.1%
                                                   ------------      -----

NORWAY -- (1.0%)........................
  Other Securities......................             22,458,592       1.0%
                                                   ------------      -----

PORTUGAL -- (0.1%)......................
  Other Securities......................              2,635,912       0.1%
                                                   ------------      -----

SINGAPORE -- (0.9%).....................
  Other Securities......................             20,752,992       1.0%
                                                   ------------      -----

SPAIN -- (3.5%).........................
  Banco Popular Espanol SA.............. 1,964,869   11,770,068       0.5%
  Repsol YPF SA.........................   391,406   13,972,901       0.7%
  Repsol YPF SA Sponsored ADR...........   314,184   11,222,652       0.5%
  Other Securities......................             42,132,794       1.9%
                                                   ------------      -----
TOTAL SPAIN.............................             79,098,415       3.6%
                                                   ------------      -----

SWEDEN -- (2.8%)........................
  Nordea Bank AB........................ 1,538,216   17,537,971       0.8%
  Other Securities......................             45,409,556       2.1%
                                                   ------------      -----
TOTAL SWEDEN............................             62,947,527       2.9%
                                                   ------------      -----

SWITZERLAND -- (5.5%)...................
  Holcim, Ltd. AG.......................   253,768   22,111,322       1.0%
  Novartis AG ADR.......................   189,650   11,221,590       0.5%
  Swiss Reinsurance Co., Ltd. AG........   325,311   19,410,176       0.9%
  Zurich Financial Services AG..........   126,104   35,457,752       1.6%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED




                                                                                                  Shares        Value++
                                                                                                  ------        -----
SWITZERLAND -- (Continued)..................................................................
  Other Securities..........................................................................             $   37,696,838
                                                                                                         --------------
TOTAL SWITZERLAND...........................................................................                125,897,678
                                                                                                         --------------

UNITED KINGDOM -- (15.0%)...................................................................
  Aviva P.L.C...............................................................................   1,853,237     13,869,535
  Kingfisher P.L.C..........................................................................   2,682,072     12,322,933
  Royal Dutch Shell P.L.C. ADR..............................................................   1,005,925     78,824,283
  Vodafone Group P.L.C......................................................................  13,861,205     40,069,801
  Vodafone Group P.L.C. Sponsored ADR.......................................................   1,779,829     51,828,620
  Xstrata P.L.C.............................................................................   1,031,575     26,458,870
  Other Securities..........................................................................                118,372,385
                                                                                                         --------------
TOTAL UNITED KINGDOM........................................................................                341,746,427
                                                                                                         --------------
TOTAL COMMON STOCKS.........................................................................              2,170,128,574
                                                                                                         --------------
RIGHTS/WARRANTS -- (0.0%)...................................................................
DENMARK -- (0.0%)...........................................................................
  Other Securities..........................................................................                          4
                                                                                                         --------------

PORTUGAL -- (0.0%)..........................................................................
  Other Securities..........................................................................                     20,823
                                                                                                         --------------

SPAIN -- (0.0%).............................................................................
  Other Securities..........................................................................                    136,783
                                                                                                         --------------
TOTAL RIGHTS/WARRANTS.......................................................................                    157,610
                                                                                                         --------------

                                                                                                Face
                                                                                               Amount            Value+
                                                                                               ------            ------
                                                                                                (000)
TEMPORARY CASH INVESTMENTS -- (0.3%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $7,310,000 FNMA 2.24%, 07/06/15, valued at $7,492,750) to be repurchased at $7,379,117...      $7,379      7,379,000
                                                                                                         --------------

                                                                                               Shares/
                                                                                                Face
                                                                                               Amount
                                                                                             -----------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (4.6%).....................................................
(S)@DFA Short Term Investment Fund.......................................................... 102,174,542    102,174,542
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $2,844,677)## to be repurchased at
   $2,788,908...............................................................................      $2,789      2,788,899
                                                                                                         --------------

TOTAL SECURITIES LENDING COLLATERAL.........................................................                104,963,441
                                                                                                         --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,869,453,106)......................................................................             $2,282,628,625
                                                                                                         ==============

                                                                                                  Percentage
                                                                                             of Net Assets**
                                                                                             ---------------
SWITZERLAND -- (Continued)..................................................................
  Other Securities..........................................................................       1.8%
                                                                                                 ------
TOTAL SWITZERLAND...........................................................................       5.8%
                                                                                                 ------

UNITED KINGDOM -- (15.0%)...................................................................
  Aviva P.L.C...............................................................................       0.6%
  Kingfisher P.L.C..........................................................................       0.6%
  Royal Dutch Shell P.L.C. ADR..............................................................       3.6%
  Vodafone Group P.L.C......................................................................       1.8%
  Vodafone Group P.L.C. Sponsored ADR.......................................................       2.4%
  Xstrata P.L.C.............................................................................       1.2%
  Other Securities..........................................................................       5.4%
                                                                                                 ------
TOTAL UNITED KINGDOM........................................................................      15.6%
                                                                                                 ------
TOTAL COMMON STOCKS.........................................................................      99.3%
                                                                                                 ------
RIGHTS/WARRANTS -- (0.0%)...................................................................
DENMARK -- (0.0%)...........................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------

PORTUGAL -- (0.0%)..........................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------

SPAIN -- (0.0%).............................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------
TOTAL RIGHTS/WARRANTS.......................................................................       0.0%
                                                                                                 ------





TEMPORARY CASH INVESTMENTS -- (0.3%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $7,310,000 FNMA 2.24%, 07/06/15, valued at $7,492,750) to be repurchased at $7,379,117...       0.3%
                                                                                                 ------






SECURITIES LENDING COLLATERAL -- (4.6%).....................................................
(S)@DFA Short Term Investment Fund..........................................................       4.7%
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $2,844,677)## to be repurchased at
   $2,788,908...............................................................................       0.1%
                                                                                                 ------

TOTAL SECURITIES LENDING COLLATERAL.........................................................       4.8%
                                                                                                 ------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,869,453,106)......................................................................     104.4%
                                                                                                 ======

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED



Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks.................
  Australia................... $  1,139,834 $  131,208,131   --    $  132,347,965
  Austria.....................           --      5,362,583   --         5,362,583
  Belgium.....................      910,116     24,206,053   --        25,116,169
  Canada......................  260,675,731             --   --       260,675,731
  Denmark.....................           --     34,804,924   --        34,804,924
  Finland.....................           --     23,896,533   --        23,896,533
  France......................   18,458,281    212,927,118   --       231,385,399
  Germany.....................   38,219,209    173,819,453   --       212,038,662
  Greece......................           --      3,614,999   --         3,614,999
  Hong Kong...................           --     34,287,686   --        34,287,686
  Ireland.....................    3,053,705      1,419,128   --         4,472,833
  Israel......................    1,065,619      7,227,943   --         8,293,562
  Italy.......................    3,100,689     38,894,050   --        41,994,739
  Japan.......................   52,866,623    363,152,213   --       416,018,836
  Netherlands.................    3,981,542     74,366,071   --        78,347,613
  New Zealand.................           --      1,932,797   --         1,932,797
  Norway......................           --     22,458,592   --        22,458,592
  Portugal....................           --      2,635,912   --         2,635,912
  Singapore...................           --     20,752,992   --        20,752,992
  Spain.......................   20,315,564     58,782,851   --        79,098,415
  Sweden......................    1,928,667     61,018,860   --        62,947,527
  Switzerland.................   12,654,025    113,243,653   --       125,897,678
  United Kingdom..............  168,816,861    172,929,566   --       341,746,427
Rights/Warrants...............
  Denmark.....................           --              4   --                 4
  Portugal....................       20,823             --   --            20,823
  Spain.......................      136,783             --   --           136,783
Temporary Cash Investments....           --      7,379,000   --         7,379,000
Securities Lending Collateral.           --    104,963,441   --       104,963,441
                               ------------ --------------   --    --------------
TOTAL......................... $587,344,072 $1,695,284,553   --    $2,282,628,625
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                        Percentage
                                                Shares     Value++    of Net Assets**
                                               --------- ------------ ---------------
COMMON STOCKS -- (94.1%)......................
AUSTRALIA -- (4.8%)...........................
  Australia & New Zealand Banking Group, Ltd..   100,764 $  2,684,067      0.2%
  Commonwealth Bank of Australia..............    51,776    3,056,469      0.2%
  National Australia Bank, Ltd................   116,616    3,471,968      0.3%
  Westpac Banking Corp........................   116,777    3,188,014      0.3%
  Other Securities............................             48,678,606      4.0%
                                                         ------------      ----
TOTAL AUSTRALIA...............................             61,079,124      5.0%
                                                         ------------      ----

AUSTRIA -- (0.4%).............................
  Other Securities............................              5,463,948      0.4%
                                                         ------------      ----

BELGIUM -- (0.9%).............................
  Other Securities............................             12,105,517      1.0%
                                                         ------------      ----

BRAZIL -- (2.0%)..............................
  Petroleo Brasileiro SA ADR..................    81,691    3,049,525      0.3%
  Other Securities............................             22,426,528      1.8%
                                                         ------------      ----
TOTAL BRAZIL..................................             25,476,053      2.1%
                                                         ------------      ----

CANADA -- (8.1%)..............................
  Bank of Montreal............................    32,999    2,167,265      0.2%
  Royal Bank of Canada........................    39,374    2,480,252      0.2%
  Suncor Energy, Inc..........................    90,588    4,175,387      0.3%
  Teck Resources, Ltd. Class B................    43,200    2,348,228      0.2%
  Toronto Dominion Bank.......................    48,900    4,233,883      0.4%
  Other Securities............................             88,223,326      7.2%
                                                         ------------      ----
TOTAL CANADA..................................            103,628,341      8.5%
                                                         ------------      ----

CHILE -- (0.6%)...............................
  Other Securities............................              7,342,949      0.6%
                                                         ------------      ----

CHINA -- (4.5%)...............................
  Bank of China, Ltd.......................... 3,869,800    2,146,864      0.2%
  China Construction Bank Corp................ 3,488,200    3,307,554      0.3%
  China Mobile, Ltd. Sponsored ADR............    58,300    2,687,047      0.2%
  Other Securities............................             49,743,051      4.0%
                                                         ------------      ----
TOTAL CHINA...................................             57,884,516      4.7%
                                                         ------------      ----

COLOMBIA -- (0.0%)............................
  Other Securities............................                222,211      0.0%
                                                         ------------      ----

CZECH REPUBLIC -- (0.1%)......................
  Other Securities............................                826,744      0.1%
                                                         ------------      ----

DENMARK -- (0.7%).............................
  Other Securities............................              8,562,842      0.7%
                                                         ------------      ----

EGYPT -- (0.0%)...............................
  Other Securities............................                 58,104      0.0%
                                                         ------------      ----

FINLAND -- (1.1%).............................
  Other Securities............................             13,737,362      1.1%
                                                         ------------      ----

FRANCE -- (6.1%)..............................
  BNP Paribas SA..............................    53,605    4,237,723      0.3%
  Cie de Saint-Gobain SA......................    34,156    2,356,754      0.2%
  GDF Suez SA.................................    69,299    2,833,590      0.2%
  *Sanofi-Aventis SA..........................    41,470    3,280,988      0.3%
  #Schneider Electric SA......................    15,365    2,714,583      0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 Percentage
                                          Shares    Value++    of Net Assets**
                                          ------- ------------ ---------------
 FRANCE -- (Continued)...................
   Societe Generale Paris SA.............  34,508 $  2,306,097       0.2%
   Total SA Sponsored ADR................  69,519    4,465,205       0.4%
   Vivendi SA............................  69,925    2,192,496       0.2%
   Other Securities......................           52,953,391       4.3%
                                                  ------------      -----
 TOTAL FRANCE............................           77,340,827       6.3%
                                                  ------------      -----

 GERMANY -- (4.6%).......................
   Allianz SE............................  16,512    2,594,223       0.2%
   Bayerische Motoren Werke AG...........  25,204    2,372,926       0.2%
   *Daimler AG...........................  47,873    3,699,936       0.3%
   Deutsche Bank AG (D18190898)..........  40,050    2,616,066       0.2%
   E.ON AG...............................  97,681    3,338,656       0.3%
   Other Securities......................           43,739,798       3.6%
                                                  ------------      -----
 TOTAL GERMANY...........................           58,361,605       4.8%
                                                  ------------      -----

 GREECE -- (0.5%)........................
   Other Securities......................            5,820,197       0.5%
                                                  ------------      -----

 HONG KONG -- (1.7%).....................
   Other Securities......................           21,833,743       1.8%
                                                  ------------      -----

 HUNGARY -- (0.1%).......................
   Other Securities......................            1,457,092       0.1%
                                                  ------------      -----

 INDIA -- (2.3%).........................
   Other Securities......................           28,968,301       2.4%
                                                  ------------      -----

 INDONESIA -- (0.8%).....................
   Other Securities......................           10,193,253       0.8%
                                                  ------------      -----

 IRELAND -- (0.4%).......................
   Other Securities......................            5,218,037       0.4%
                                                  ------------      -----

 ISRAEL -- (0.5%)........................
   Other Securities......................            6,600,038       0.5%
                                                  ------------      -----

 ITALY -- (1.8%).........................
   Other Securities......................           23,384,294       1.9%
                                                  ------------      -----

 JAPAN -- (12.5%)........................
   Sumitomo Mitsui Financial Group, Inc..  74,339    2,309,108       0.2%
   #Toyota Motor Corp. Sponsored ADR.....  44,064    3,511,020       0.3%
   Other Securities......................          153,510,748      12.5%
                                                  ------------      -----
 TOTAL JAPAN.............................          159,330,876      13.0%
                                                  ------------      -----

 MALAYSIA -- (0.8%)......................
   Other Securities......................           10,420,325       0.9%
                                                  ------------      -----

 MEXICO -- (1.0%)........................
   Other Securities......................           13,310,249       1.1%
                                                  ------------      -----

 NETHERLANDS -- (1.9%)...................
   *ING Groep NV Sponsored ADR........... 263,004    3,469,023       0.3%
   Other Securities......................           20,457,305       1.7%
                                                  ------------      -----
 TOTAL NETHERLANDS.......................           23,926,328       2.0%
                                                  ------------      -----

 NEW ZEALAND -- (0.2%)...................
   Other Securities......................            2,126,261       0.2%
                                                  ------------      -----

 NORWAY -- (0.9%)........................
   Other Securities......................           11,085,720       0.9%
                                                  ------------      -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                Percentage
                                          Shares    Value++   of Net Assets**
                                          ------- ----------- ---------------
  PERU -- (0.0%).........................
    Other Securities.....................         $   229,245      0.0%
                                                  -----------      ----

  PHILIPPINES -- (0.2%)..................
    Other Securities.....................           2,912,238      0.2%
                                                  -----------      ----

  POLAND -- (0.5%).......................
    Other Securities.....................           5,826,429      0.5%
                                                  -----------      ----

  PORTUGAL -- (0.3%).....................
    Other Securities.....................           3,710,584      0.3%
                                                  -----------      ----

  RUSSIA -- (0.8%).......................
    Gazprom OAO Sponsored ADR............ 257,980   4,371,147      0.4%
    Other Securities.....................           5,298,446      0.4%
                                                  -----------      ----
  TOTAL RUSSIA...........................           9,669,593      0.8%
                                                  -----------      ----

  SINGAPORE -- (1.1%)....................
    Other Securities.....................          14,514,521      1.2%
                                                  -----------      ----

  SOUTH AFRICA -- (1.8%).................
    Other Securities.....................          22,453,338      1.8%
                                                  -----------      ----

  SOUTH KOREA -- (3.8%)..................
    Samsung Electronics Co., Ltd.........   3,524   2,943,529      0.2%
    Other Securities.....................          45,328,747      3.7%
                                                  -----------      ----
  TOTAL SOUTH KOREA......................          48,272,276      3.9%
                                                  -----------      ----

  SPAIN -- (1.8%)........................
    Banco Santander SA................... 203,200   2,594,965      0.2%
    Other Securities.....................          20,126,063      1.7%
                                                  -----------      ----
  TOTAL SPAIN............................          22,721,028      1.9%
                                                  -----------      ----

  SWEDEN -- (2.2%).......................
    Other Securities.....................          28,637,579      2.3%
                                                  -----------      ----

  SWITZERLAND -- (4.6%)..................
    Credit Suisse Group AG...............  54,208   2,467,368      0.2%
    Credit Suisse Group AG Sponsored ADR.  55,982   2,546,621      0.2%
    Holcim, Ltd. AG......................  31,260   2,723,747      0.2%
    Novartis AG ADR......................  81,000   4,792,770      0.4%
    *UBS AG ADR.......................... 128,000   2,560,000      0.2%
    Zurich Financial Services AG.........  14,406   4,050,660      0.3%
    Other Securities.....................          40,005,847      3.3%
                                                  -----------      ----
  TOTAL SWITZERLAND......................          59,147,013      4.8%
                                                  -----------      ----

  TAIWAN -- (2.9%).......................
    Other Securities.....................          37,507,902      3.1%
                                                  -----------      ----

  THAILAND -- (0.5%).....................
    Other Securities.....................           6,823,314      0.6%
                                                  -----------      ----

  TURKEY -- (0.5%).......................
    Other Securities.....................           6,930,028      0.6%
                                                  -----------      ----

  UNITED KINGDOM -- (13.8%)..............
    Anglo American P.L.C.................  83,163   4,359,302      0.4%
    Barclays P.L.C....................... 504,400   2,397,912      0.2%
    BP P.L.C. Sponsored ADR.............. 173,823   8,020,193      0.6%
    HSBC Holdings P.L.C.................. 333,538   3,638,181      0.3%
    HSBC Holdings P.L.C. Sponsored ADR... 131,675   7,172,337      0.6%
    Royal Dutch Shell P.L.C. ADR......... 143,824  11,270,049      0.9%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                         Shares        Value++ of Net Assets**
                                         ------        -----   ---------------
 UNITED KINGDOM -- (Continued).........
   *Royal Dutch Shell P.L.C. Series B..  59,695 $    2,323,862       0.2%
   SABmiller P.L.C.....................  64,455      2,407,893       0.2%
   Standard Chartered P.L.C............ 158,961      4,417,801       0.4%
   Vodafone Group P.L.C. Sponsored ADR. 290,342      8,454,759       0.7%
   Xstrata P.L.C....................... 176,940      4,538,334       0.4%
   Other Securities....................            117,719,920       9.6%
                                                --------------      -----
 TOTAL UNITED KINGDOM..................            176,720,543      14.5%
                                                --------------      -----

 UNITED STATES -- (0.0%)...............
   Other Securities....................                173,488       0.0%
                                                --------------      -----
 TOTAL COMMON STOCKS...................          1,202,013,976      98.3%
                                                --------------      -----
 PREFERRED STOCKS -- (1.4%)............
 BRAZIL -- (1.4%)......................
   Petroleo Brasileiro SA ADR.......... 110,500      3,687,385       0.3%
   Other Securities....................             13,969,149       1.1%
                                                --------------      -----
 TOTAL BRAZIL..........................             17,656,534       1.4%
                                                --------------      -----
 TOTAL PREFERRED STOCKS................             17,656,534       1.4%
                                                --------------      -----
 RIGHTS/WARRANTS -- (0.0%).............
 BELGIUM -- (0.0%).....................
   Other Securities....................                    334       0.0%
                                                --------------      -----

 BRAZIL -- (0.0%)......................
   Other Securities....................                     34       0.0%
                                                --------------      -----

 CHINA -- (0.0%).......................
   Other Securities....................                     --       0.0%
                                                --------------      -----

 GERMANY -- (0.0%).....................
   Other Securities....................                 25,642       0.0%
                                                --------------      -----

 GREECE -- (0.0%)......................
   Other Securities....................                    191       0.0%
                                                --------------      -----

 PORTUGAL -- (0.0%)....................
   Other Securities....................                 17,294       0.0%
                                                --------------      -----

 SINGAPORE -- (0.0%)...................
   Other Securities....................                 24,405       0.0%
                                                --------------      -----

 SPAIN -- (0.0%).......................
   Other Securities....................                 13,408       0.0%
                                                --------------      -----

 TAIWAN -- (0.0%)......................
   Other Securities....................                  6,863       0.0%
                                                --------------      -----

 THAILAND -- (0.0%)....................
   Other Securities....................                 25,605       0.0%
                                                --------------      -----

 UNITED KINGDOM -- (0.0%)..............
   Other Securities....................                    273       0.0%
                                                --------------      -----
 TOTAL RIGHTS/WARRANTS.................                114,049       0.0%
                                                --------------      -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                       Face                         Percentage
                                                                      Amount            Value+ of Net Assets**
                                                                      ------            -----  ---------------
                                                                       (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%,............
    05/02/11 (Collateralized by $4,395,000 FNMA 2.24%, 07/06/15,....
    valued at $4,504,875) to be repurchased at $4,438,070...........     $4,438     $4,438,000       0.4%
                                                                                --------------     ------

                                                                      Shares/
                                                                       Face
                                                                      Amount
                                                                     ----------
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (4.1%).............................
(S)@DFA Short Term Investment Fund.................................. 47,189,567     47,189,567       3.9%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%,.......
  05/02/11 (Collateralized by $48,926,610 FNMA 2.063%(r),...........
  06/01/35, valued at $5,520,694)## to be repurchased at $5,412,463.     $5,412      5,412,445       0.4%
                                                                                --------------     ------
TOTAL SECURITIES LENDING COLLATERAL.................................                52,602,012       4.3%
                                                                                --------------     ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $935,377,439)................................................            $1,276,824,571     104.4%
                                                                                ==============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                         Valuation Inputs
                          ----------------------------------------------

                             Investment in Securities (Market Value)
                          ----------------------------------------------
                            Level 1      Level 2    Level 3    Total
                          ------------ ------------ ------- ------------
        Common Stocks....
          Australia...... $  2,716,356 $ 58,362,768   --    $ 61,079,124
          Austria........           --    5,463,948   --       5,463,948
          Belgium........    1,485,526   10,619,991   --      12,105,517
          Brazil.........   25,476,053           --   --      25,476,053
          Canada.........  103,628,341           --   --     103,628,341
          Chile..........    7,342,949           --   --       7,342,949
          China..........    9,516,614   48,367,902   --      57,884,516
          Colombia.......      222,211           --   --         222,211
          Czech Republic.           --      826,744   --         826,744
          Denmark........      437,231    8,125,611   --       8,562,842
          Egypt..........           --       58,104   --          58,104
          Finland........      299,341   13,438,021   --      13,737,362
          France.........    9,840,052   67,500,775   --      77,340,827
          Germany........    8,246,221   50,115,384   --      58,361,605
          Greece.........      787,092    5,033,105   --       5,820,197
          Hong Kong......       72,702   21,761,041   --      21,833,743
          Hungary........       80,784    1,376,308   --       1,457,092
          India..........    2,032,431   26,935,870   --      28,968,301
          Indonesia......      183,549   10,009,704   --      10,193,253
          Ireland........    1,261,621    3,956,416   --       5,218,037
          Israel.........    1,951,195    4,648,843   --       6,600,038
          Italy..........    2,055,935   21,328,359   --      23,384,294
          Japan..........   13,928,521  145,402,355   --     159,330,876
          Malaysia.......      237,712   10,182,613   --      10,420,325

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                               Valuation Inputs
                               ------------------------------------------------

                                   Investment in Securities (Market Value)
                               ------------------------------------------------
                                 Level 1      Level 2    Level 3     Total
                               ------------ ------------ ------- --------------
  Mexico...................... $ 13,310,249           --   --    $   13,310,249
  Netherlands.................    8,321,378 $ 15,604,950   --        23,926,328
  New Zealand.................       31,428    2,094,833   --         2,126,261
  Norway......................      704,266   10,381,454   --        11,085,720
  Peru........................      229,245           --   --           229,245
  Philippines.................      100,556    2,811,682   --         2,912,238
  Poland......................           --    5,826,429   --         5,826,429
  Portugal....................        4,110    3,706,474   --         3,710,584
  Russia......................      130,722    9,538,871   --         9,669,593
  Singapore...................           --   14,514,521   --        14,514,521
  South Africa................    3,607,037   18,846,301   --        22,453,338
  South Korea.................    4,297,105   43,975,171   --        48,272,276
  Spain.......................    8,758,489   13,962,539   --        22,721,028
  Sweden......................    1,432,556   27,205,023   --        28,637,579
  Switzerland.................   11,851,633   47,295,380   --        59,147,013
  Taiwan......................      469,328   37,038,574   --        37,507,902
  Thailand....................    6,823,314           --   --         6,823,314
  Turkey......................      105,907    6,824,121   --         6,930,028
  United Kingdom..............   47,655,689  129,064,854   --       176,720,543
  United States...............      173,488           --   --           173,488
Preferred Stocks..............
  Brazil......................   17,656,534           --   --        17,656,534
Rights/Warrants...............
  Belgium.....................          209          125   --               334
  Brazil......................           34           --   --                34
  China.......................           --           --   --                --
  Germany.....................       25,642           --   --            25,642
  Greece......................           --          191   --               191
  Portugal....................       17,294           --   --            17,294
  Singapore...................       24,405           --   --            24,405
  Spain.......................       12,625          783   --            13,408
  Taiwan......................           --        6,863   --             6,863
  Thailand....................           --       25,605   --            25,605
  United Kingdom..............           --          273   --               273
Temporary Cash Investments....           --    4,438,000   --         4,438,000
Securities Lending Collateral.           --   52,602,012   --        52,602,012
                               ------------ ------------   --    --------------
TOTAL......................... $317,545,680 $959,278,891   --    $1,276,824,571
                               ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                       Tax-Managed
                                                                     U.S. Marketwide  Tax-Managed      Tax-Managed
                                                                          Value       U.S. Equity  U.S. Targeted Value
                                                                        Portfolio      Portfolio        Portfolio
                                                                     --------------- ------------  -------------------
ASSETS:.............................................................
Investments in Affiliated Investment Companies at Value.............  $  2,337,582             --               --
Investments at Value (including $0, $165,116, $253,691 and $161,206
 of securities on loan, respectively)...............................            --   $  1,520,567     $  2,613,089
Temporary Cash Investments at Value & Cost..........................            --          6,182            8,071
Collateral Received from Securities on Loan at Value & Cost.........            --            488              762
Affiliated Collateral Received from Securities on Loan at Value &
 Cost...............................................................            --        169,297          264,515
Receivables:........................................................
  Investment Securities Sold/Affiliated Investment Companies Sold...           545            151                8
  Dividends and Interest............................................            --          1,451              602
  Securities Lending Income.........................................            --             39              109
  Fund Shares Sold..................................................         1,087            873            1,325
Prepaid Expenses and Other Assets...................................            31             38               37
                                                                      ------------   ------------     ------------
    Total Assets....................................................     2,339,245      1,699,086        2,888,518
                                                                      ------------   ------------     ------------
LIABILITIES:........................................................
Payables:...........................................................
  Upon Return of Securities Loaned..................................            --        169,785          265,277
  Investment Securities Purchased/Affiliated Investment Companies
   Purchased........................................................            --             12              588
  Fund Shares Redeemed..............................................         1,632            522            1,935
  Due to Advisor....................................................           285            243              900
Accrued Expenses and Other Liabilities..............................            84            111              125
                                                                      ------------   ------------     ------------
    Total Liabilities...............................................         2,001        170,673          268,825
                                                                      ------------   ------------     ------------
NET ASSETS..........................................................  $  2,337,244   $  1,528,413     $  2,619,693
                                                                      ============   ============     ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................   139,669,596    103,212,928      110,964,163
                                                                      ============   ============     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE                                                                $      16.73   $      14.81     $      23.61
                                                                      ============   ============     ============
Investments in Affiliated Investment Companies at Cost..............  $  1,816,795   $         --     $         --
                                                                      ------------   ------------     ------------
Investments at Cost.................................................  $         --   $    937,966     $  1,854,621
                                                                      ------------   ------------     ------------
NET ASSETS CONSIST OF:..............................................
Paid-In Capital.....................................................  $  1,959,310   $  1,408,274     $  1,968,183
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................         3,601          3,010              913
Accumulated Net Realized Gain (Loss)................................      (146,454)      (465,472)        (107,871)
Net Unrealized Appreciation (Depreciation)..........................       520,787        582,601          758,468
                                                                      ------------   ------------     ------------
NET ASSETS..........................................................  $  2,337,244   $  1,528,413     $  2,619,693
                                                                      ============   ============     ============
(1) NUMBER OF SHARES AUTHORIZED.....................................   700,000,000    500,000,000      700,000,000
                                                                      ============   ============     ============

                                                                      Tax-Managed
                                                                     U.S. Small Cap
                                                                       Portfolio
                                                                     --------------
ASSETS:.............................................................
Investments in Affiliated Investment Companies at Value.............            --
Investments at Value (including $0, $165,116, $253,691 and $161,206 of securities on loan, respectively)...............................  $  1,391,873
Temporary Cash Investments at Value & Cost..........................         7,379
Collateral Received from Securities on Loan at Value & Cost.........           482
Affiliated Collateral Received from Securities on Loan at Value &
 Cost...............................................................       167,393
Receivables:........................................................
  Investment Securities Sold/Affiliated Investment Companies Sold...            74
  Dividends and Interest............................................           335
  Securities Lending Income.........................................           118
  Fund Shares Sold..................................................           441
Prepaid Expenses and Other Assets...................................            30
                                                                      ------------
    Total Assets....................................................     1,568,125
                                                                      ------------
LIABILITIES:........................................................
Payables:...........................................................
  Upon Return of Securities Loaned..................................       167,875
  Investment Securities Purchased/Affiliated Investment Companies
   Purchased........................................................           136
  Fund Shares Redeemed..............................................           683
  Due to Advisor....................................................           569
Accrued Expenses and Other Liabilities..............................            82
                                                                      ------------
    Total Liabilities...............................................       169,345
                                                                      ------------
NET ASSETS..........................................................  $  1,398,780
                                                                      ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................    54,882,302
                                                                      ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE                                                                $      25.49
                                                                      ============
Investments in Affiliated Investment Companies at Cost..............  $         --
                                                                      ------------
Investments at Cost.................................................  $    837,277
                                                                      ------------
NET ASSETS CONSIST OF:..............................................
Paid-In Capital.....................................................  $  1,029,343
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................           897
Accumulated Net Realized Gain (Loss)................................      (186,056)
Net Unrealized Appreciation (Depreciation)..........................       554,596
                                                                      ------------
NET ASSETS..........................................................  $  1,398,780
                                                                      ============
(1) NUMBER OF SHARES AUTHORIZED.....................................   500,000,000
                                                                      ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                           T.A. U.S.       Tax-Managed
                                                                                             Core       DFA International
                                                                                           Equity 2           Value
                                                                                           Portfolio        Portfolio
                                                                                        --------------  -----------------
ASSETS:................................................................................
Investments at Value (including $189,381, $94,299 and $46,504 of securities on loan,
 respectively)......................................................................... $    2,606,359    $  2,170,286
Temporary Cash Investments at Value & Cost.............................................         14,288           7,379
Collateral Received from Securities on Loan at Value & Cost............................            564           2,789
Affiliated Collateral Received from Securities on Loan at Value & Cost.................        195,886         102,175
Foreign Currencies at Value............................................................             --           4,973
Cash...................................................................................             --              15
Receivables:
  Investment Securities Sold...........................................................             --             244
  Dividends, Interest and Tax Reclaims.................................................          2,039          11,114
  Securities Lending Income............................................................            122             379
  Fund Shares Sold.....................................................................          1,466           1,571
Unrealized Gain on Foreign Currency Contracts..........................................             --              51
Prepaid Expenses and Other Assets......................................................             55              48
                                                                                        --------------    ------------
  Total Assets.........................................................................      2,820,779       2,301,024
                                                                                        --------------    ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................................................        196,450         104,964
  Investment Securities Purchased......................................................          4,962           8,590
  Fund Shares Redeemed.................................................................          1,725           1,017
  Due to Advisor.......................................................................            467             875
Unrealized Loss on Foreign Currency Contracts..........................................             --               4
Deferred Thailand Capital Gains Tax....................................................             --              --
Accrued Expenses and Other Liabilities.................................................            134             115
                                                                                        --------------    ------------
  Total Liabilities....................................................................        203,738         115,565
                                                                                        --------------    ------------
NET ASSETS............................................................................. $    2,617,041    $  2,185,459
                                                                                        ==============    ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    265,985,788     131,992,139
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                $         9.84    $      16.56
                                                                                        ==============    ============
Investments at Cost.................................................................... $    1,875,014    $  1,757,110
                                                                                        ==============    ============
Foreign Currencies at Cost............................................................. $           --    $      4,866
                                                                                        --------------    ------------
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $    1,901,976    $  1,805,615
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)           4,192          16,800
Accumulated Net Realized Gain (Loss)...................................................        (20,472)        (50,588)
Deferred Thailand Capital Gains Tax....................................................             --              --
Net Unrealized Foreign Exchange Gain (Loss)............................................             --             349
Net Unrealized Appreciation (Depreciation).............................................        731,345         413,283
                                                                                        --------------    ------------
NET ASSETS............................................................................. $    2,617,041    $  2,185,459
                                                                                        ==============    ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  1,000,000,000     700,000,000
                                                                                        ==============    ============

                                                                                         T.A. World
                                                                                        ex U.S. Core
                                                                                           Equity
                                                                                         Portfolio
                                                                                        ------------
ASSETS:................................................................................
Investments at Value (including $189,381, $94,299 and $46,504 of securities on loan, respectively)......................................................................... $  1,219,784
Temporary Cash Investments at Value & Cost.............................................        4,438
Collateral Received from Securities on Loan at Value & Cost............................        5,412
Affiliated Collateral Received from Securities on Loan at Value & Cost.................       47,190
Foreign Currencies at Value............................................................        2,917
Cash...................................................................................          352
Receivables:
  Investment Securities Sold...........................................................          118
  Dividends, Interest and Tax Reclaims.................................................        4,852
  Securities Lending Income............................................................          113
  Fund Shares Sold.....................................................................          912
Unrealized Gain on Foreign Currency Contracts..........................................           52
Prepaid Expenses and Other Assets......................................................           20
                                                                                        ------------
  Total Assets.........................................................................    1,286,160
                                                                                        ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................................................       52,602
  Investment Securities Purchased......................................................        8,778
  Fund Shares Redeemed.................................................................          733
  Due to Advisor.......................................................................          393
Unrealized Loss on Foreign Currency Contracts..........................................           --
Deferred Thailand Capital Gains Tax....................................................          405
Accrued Expenses and Other Liabilities.................................................           60
                                                                                        ------------
  Total Liabilities....................................................................       62,971
                                                                                        ------------
NET ASSETS............................................................................. $  1,223,189
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................  116,698,366
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                $      10.48
                                                                                        ============
Investments at Cost.................................................................... $    878,337
                                                                                        ============
Foreign Currencies at Cost............................................................. $      2,852
                                                                                        ------------
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $    877,927
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)         6,924
Accumulated Net Realized Gain (Loss)...................................................       (2,856)
Deferred Thailand Capital Gains Tax....................................................         (405)
Net Unrealized Foreign Exchange Gain (Loss)............................................           87
Net Unrealized Appreciation (Depreciation).............................................      341,512
                                                                                        ------------
NET ASSETS............................................................................. $  1,223,189
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  500,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011
                                  (Unaudited)

                            (Amounts in thousands)

                                                                    Tax-Managed
                                                                  U.S. Marketwide Tax-Managed     Tax-Managed
                                                                       Value      U.S. Equity U.S. Targeted Value
                                                                    Portfolio*    Portfolio**      Portfolio
-                                                                 --------------- ----------- -------------------
Investment Income
 Dividends.......................................................     $ 17,519      $ 12,676        $ 12,940
 Interest........................................................            5             3               7
 Income from Securities Lending..................................          528           157             642
 Expenses Allocated from Affiliated Investment Companies.........       (2,305)         (307)             --
                                                                     ---------     ---------       ---------
     Total Investment Income.....................................       15,747        12,529          13,589
                                                                     ---------     ---------       ---------
Expenses
 Investment Advisory Services Fees...............................           --           125           5,111
 Administrative Services Fees....................................        1,603         1,059              --
 Accounting & Transfer Agent Fees................................           19            39             137
 Custodian Fees..................................................           --             6              28
 Filing Fees.....................................................           16            17              21
 Shareholders' Reports...........................................           21            13              23
 Directors'/Trustees' Fees & Expenses............................           13             9              15
 Professional Fees...............................................           13            10              27
 Other...........................................................            9             8              15
                                                                     ---------     ---------       ---------
     Total Expenses..............................................        1,694         1,286           5,377
                                                                     ---------     ---------       ---------
 Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).................................           --           (54)             --
                                                                     ---------     ---------       ---------
 Net Expenses....................................................        1,694         1,232           5,377
                                                                     ---------     ---------       ---------
 Net Investment Income (Loss)....................................       14,053        11,297           8,212
                                                                     ---------     ---------       ---------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:
   Investment Securities Sold....................................       95,955        13,101         104,507
 Change in Unrealized Appreciation (Depreciation) of: Investment
   Securities....................................................      314,052       202,083         403,087
                                                                     ---------     ---------       ---------
 Net Realized and Unrealized Gain (Loss).........................      410,007       215,184         507,594
                                                                     ---------     ---------       ---------
Net Increase (Decrease) in Net Assets Resulting from Operations      $ 424,060     $ 226,481       $ 515,806
                                                                     =========     =========       =========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** For the period November 1, 2010 through February 27, 2011, Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011
                                  (Unaudited)

                            (Amounts in thousands)

                                                                            T.A. U.S.    Tax-Managed    T.A. World
                                                              Tax-Managed     Core    DFA International   ex U.S.
                                                             U.S. Small Cap Equity 2        Value       Core Equity
                                                               Portfolio    Portfolio     Portfolio      Portfolio
-                                                            -------------- --------- ----------------- -----------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $0, $0, $2,759
   and $1,090, respectively)................................    $  6,969    $  17,723     $ 31,322       $ 13,402
 Interest...................................................           3            7            5              4
 Income from Securities Lending.............................         669          685          793            389
                                                                --------    ---------     --------       --------
     Total Investment Income................................       7,641       18,415       32,120         13,795
                                                                --------    ---------     --------       --------
Expenses
 Investment Advisory Services Fees..........................       3,213        2,580        4,968          2,158
 Accounting & Transfer Agent Fees...........................          77          131          116             68
 Custodian Fees.............................................          29           25          174            225
 Filing Fees................................................          14           48           25             23
 Shareholders' Reports......................................          15           14           22              8
 Directors'/Trustees' Fees & Expenses.......................           8           13           12              6
 Professional Fees..........................................          15           24           25             13
 Other......................................................          10           17           24             12
                                                                --------    ---------     --------       --------
     Total Expenses.........................................       3,381        2,852        5,366          2,513
                                                                --------    ---------     --------       --------
 Net Investment Income (Loss)...............................       4,260       15,563       26,754         11,282
                                                                --------    ---------     --------       --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:...............................
   Investment Securities Sold...............................      35,717       18,860       47,986          2,950
   Foreign Currency Transactions............................          --           --          541             18**
 Change in Unrealized Appreciation (Depreciation) of:.......
   Investment Securities and Foreign Currency...............     242,295      405,568      202,376        125,225
   Translation of Foreign Currency Denominated Amounts......          --           --           95             19
 Change in Deferred Thailand Capital Gains Tax..............          --           --           --            (89)
                                                                --------    ---------     --------       --------
 Net Realized and Unrealized Gain (Loss)....................     278,012      424,428      250,998        128,123
                                                                --------    ---------     --------       --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations                                                    $282,272    $ 439,991     $277,752       $139,405
                                                                ========    =========     ========       ========

--------
** Net of foreign capital gain taxes withheld of $28.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               Tax-Managed             Tax-Managed             Tax-Managed
                                             U.S. Marketwide           U.S. Equity            U.S. Targeted
                                             Value Portfolio            Portfolio            Value Portfolio
                                         ----------------------  ----------------------  ----------------------
                                         Six Months     Year     Six Months     Year     Six Months     Year
                                            Ended      Ended        Ended      Ended        Ended      Ended
                                          April 30,   Oct. 31,    April 30,   Oct. 31,    April 30,   Oct. 31,
                                            2011        2010        2011        2010        2011        2010
                                         ----------- ----------  ----------- ----------  ----------- ----------
                                         (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets.......
Operations:.............................
  Net Investment Income (Loss).......... $   14,053  $   22,147  $   11,297  $   20,760  $    8,212  $   12,550
  Net Realized Gain (Loss) on:..........
   Investment Securities Sold/
    Affiliated Investment Companies
    Sold................................     95,955      46,870      13,101      15,809     104,507      56,917
  Change in Unrealized Appreciation
   (Depreciation) of:...................
   Investment Securities/Affiliated
    Investment Companies................    314,052     259,723     202,083     166,587     403,087     413,304
                                         ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    424,060     328,740     226,481     203,156     515,806     482,771
                                         ----------  ----------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income.................    (14,527)    (21,400)    (11,257)    (20,546)     (9,293)    (11,978)
                                         ----------  ----------  ----------  ----------  ----------  ----------
    Total Distributions.................    (14,527)    (21,400)    (11,257)    (20,546)     (9,293)    (11,978)
                                         ----------  ----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................    190,314     286,942     123,165     166,739     177,290     328,291
  Shares Issued in Lieu of Cash
   Distributions........................     14,131      20,721      10,102      18,269       9,196      11,860
  Shares Redeemed.......................   (173,675)   (336,318)   (106,314)   (222,831)   (218,852)   (365,741)
                                         ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.........     30,770     (28,655)     26,953     (37,823)    (32,366)    (25,590)
                                         ----------  ----------  ----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net
     Assets.............................    440,303     278,685     242,177     144,787     474,147     445,203
Net Assets
  Beginning of Period...................  1,896,941   1,618,256   1,286,236   1,141,449   2,145,546   1,700,343
                                         ----------  ----------  ----------  ----------  ----------  ----------
  End of Period......................... $2,337,244  $1,896,941  $1,528,413  $1,286,236  $2,619,693  $2,145,546
                                         ==========  ==========  ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:.........
  Shares Issued.........................     12,332      22,307       8,914      14,029       8,160      18,930
  Shares Issued in Lieu of Cash
   Distributions........................        941       1,652         743       1,572         439         718
  Shares Redeemed.......................    (11,246)    (25,704)     (7,721)    (18,671)    (10,043)    (20,863)
                                         ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................      2,027      (1,745)      1,936      (3,070)     (1,444)     (1,215)
                                         ==========  ==========  ==========  ==========  ==========  ==========
Undistributed Net Investment
 Income (Distributions in Excess of
 Net Investment Income)                  $    3,601  $    4,075  $    3,010  $    2,970  $      913  $    1,994

                                               Tax-Managed
                                             U.S. Small Cap
                                                Portfolio
                                         ----------------------
                                         Six Months     Year
                                            Ended      Ended
                                          April 30,   Oct. 31,
                                            2011        2010
                                         ----------- ----------
                                         (Unaudited)
Increase (Decrease) in Net Assets.......
Operations:.............................
  Net Investment Income (Loss).......... $    4,260  $    6,195
  Net Realized Gain (Loss) on:..........
   Investment Securities Sold/
    Affiliated Investment Companies
    Sold................................     35,717      10,163
  Change in Unrealized Appreciation
   (Depreciation) of:...................
   Investment Securities/Affiliated
    Investment Companies................    242,295     232,642
                                         ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    282,272     249,000
                                         ----------  ----------
Distributions From:
  Net Investment Income.................     (4,647)     (5,779)
                                         ----------  ----------
    Total Distributions.................     (4,647)     (5,779)
                                         ----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................     92,218     130,939
  Shares Issued in Lieu of Cash
   Distributions........................      4,532       5,630
  Shares Redeemed.......................   (117,089)   (195,441)
                                         ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.........    (20,339)    (58,872)
                                         ----------  ----------
    Total Increase (Decrease) in Net
     Assets.............................    257,286     184,349
Net Assets
  Beginning of Period...................  1,141,494     957,145
                                         ----------  ----------
  End of Period......................... $1,398,780  $1,141,494
                                         ==========  ==========
(1) Shares Issued and Redeemed:.........
  Shares Issued.........................      3,939       7,077
  Shares Issued in Lieu of Cash
   Distributions........................        199         316
  Shares Redeemed.......................     (5,027)    (10,485)
                                         ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................       (889)     (3,092)
                                         ==========  ==========
Undistributed Net Investment
 Income (Distributions in Excess of
 Net Investment Income)                  $      897  $    1,284

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                                                      T.A. U.S.              Tax-Managed
                                                                    Core Equity 2         DFA International
                                                                      Portfolio            Value Portfolio
-                                                              ----------------------  ----------------------
                                                               Six Months     Year     Six Months     Year
                                                                  Ended      Ended        Ended      Ended
                                                                April 30,   Oct. 31,    April 30,   Oct. 31,
                                                                  2011        2010        2011        2010
                                                               ----------- ----------  ----------- ----------
-                                                              (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:...................................................
  Net Investment Income (Loss)................................ $   15,563  $   25,652  $   26,754  $   38,536
  Net Realized Gain (Loss) on:................................
   Investment Securities Sold.................................     18,860      10,530      47,986      70,344
   Foreign Currency Transactions..............................         --          --         541        (238)
  Change in Unrealized Appreciation (Depreciation) of:........
   Investment Securities and Foreign Currency.................    405,568     294,945     202,376      62,443
   Translation of Foreign Currency Denominated Amounts........         --          --          95         180
  Change in Deferred Thailand Capital Gains Tax...............         --          --          --          --
                                                               ----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations...............................................    439,991     331,127     277,752     171,265
                                                               ----------  ----------  ----------  ----------
  Distributions From:.........................................
   Net Investment Income......................................    (15,680)    (24,397)    (15,066)    (37,438)
                                                               ----------  ----------  ----------  ----------
    Total Distributions.......................................    (15,680)    (24,397)    (15,066)    (37,438)
                                                               ----------  ----------  ----------  ----------
  Capital Share Transactions (1):.............................
   Shares Issued..............................................    340,374     530,605     199,190     318,296
   Shares Issued in Lieu of Cash Distributions................     15,456      24,091      14,710      36,536
   Shares Redeemed............................................   (177,684)   (291,728)   (125,130)   (292,490)
                                                               ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Capital Share Transactions...    178,146     262,968      88,770      62,342
                                                               ----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net Assets...................    602,457     569,698     351,456     196,169
Net Assets
  Beginning of Period.........................................  2,014,584   1,444,886   1,834,003   1,637,834
                                                               ----------  ----------  ----------  ----------
  End of Period............................................... $2,617,041  $2,014,584  $2,185,459  $1,834,003
                                                               ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued...............................................     37,435      69,805      12,907      23,586
  Shares Issued in Lieu of Cash Distributions.................      1,735       3,256         974       2,937
  Shares Redeemed.............................................    (19,405)    (38,265)     (8,136)    (21,720)
                                                               ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed.................................................     19,765      34,796       5,745       4,803
                                                               ==========  ==========  ==========  ==========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)                                     $    4,192  $    4,309  $   16,800  $    5,112

                                                                      T.A. World
                                                                        ex U.S.
                                                                      Core Equity
                                                                       Portfolio
-                                                              ----------------------
                                                               Six Months       Year
                                                                  Ended        Ended
                                                                April 30,     Oct. 31,
                                                                  2011          2010
                                                               -----------  ---------
-                                                              (Unaudited)
Increase (Decrease) in Net Assets
Operations:...................................................
  Net Investment Income (Loss)................................ $   11,282   $  15,946
  Net Realized Gain (Loss) on:................................
   Investment Securities Sold.................................      2,950       6,739
   Foreign Currency Transactions..............................         18**      (150)**
  Change in Unrealized Appreciation (Depreciation) of:........
   Investment Securities and Foreign Currency.................    125,225     107,287
   Translation of Foreign Currency Denominated Amounts........         19          43
  Change in Deferred Thailand Capital Gains Tax...............        (89)       (215)
                                                               ----------   ---------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations...............................................    139,405     129,650
                                                               ----------   ---------
  Distributions From:.........................................
   Net Investment Income......................................     (7,739)    (14,761)
                                                               ----------   ---------
    Total Distributions.......................................     (7,739)    (14,761)
                                                               ----------   ---------
  Capital Share Transactions (1):.............................
   Shares Issued..............................................    185,037     300,733
   Shares Issued in Lieu of Cash Distributions................      7,508      14,432
   Shares Redeemed............................................    (68,021)   (131,783)
                                                               ----------   ---------
    Net Increase (Decrease) from Capital Share Transactions...    124,524     183,382
                                                               ----------   ---------
    Total Increase (Decrease) in Net Assets...................    256,190     298,271
Net Assets
  Beginning of Period.........................................    966,999     668,728
                                                               ----------   ---------
  End of Period............................................... $1,223,189   $ 966,999
                                                               ==========   =========
(1) Shares Issued and Redeemed:
  Shares Issued...............................................     18,949      35,502
  Shares Issued in Lieu of Cash Distributions.................        790       1,825
  Shares Redeemed.............................................     (6,948)    (15,667)
                                                               ----------   ---------
    Net Increase (Decrease) from Shares Issued and
     Redeemed.................................................     12,791      21,660
                                                               ==========   =========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)                                     $    6,924   $   3,381

--------
** Net of foreign capital gain taxes withheld of $28 and $85, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                 Tax-Managed U.S. Marketwide Value Portfolio
                               --------------------------------------------------------------------------------
                               Six Months     Year       Year       Period        Year       Year       Year
                                 Ended       Ended      Ended       Dec. 1,      Ended      Ended      Ended
                               April 30,    Oct. 31,   Oct. 31,     2007 to     Nov. 30,   Nov. 30,   Nov. 30,
                                  2011        2010       2009    Oct. 31, 2008    2007       2006       2005
---------------------------------------------------------------------------------------------------------------
                               (Unaudited)
Net Asset Value, Beginning
 of Period....................      $13.78     $11.61     $10.59       $17.51      $17.67     $15.26     $13.27
                               ----------- ---------- ----------  -----------  ---------- ---------- ----------
Income from Investment
 Operations
 Net Investment Income (Loss).     0.10(A)    0.16(A)    0.21(A)      0.27(A)     0.27(A)    0.24(A)       0.18
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................        2.96       2.17       1.06       (6.66)      (0.16)       2.39       1.96
                               ----------- ---------- ----------  -----------  ---------- ---------- ----------
   Total from Investment
    Operations................        3.06       2.33       1.27       (6.39)        0.11       2.63       2.14
---------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income........      (0.11)     (0.16)     (0.25)       (0.29)      (0.27)     (0.22)     (0.15)
 Net Realized Gains...........          --         --         --       (0.24)          --         --         --
                               ----------- ---------- ----------  -----------  ---------- ---------- ----------
   Total Distributions........      (0.11)     (0.16)     (0.25)       (0.53)      (0.27)     (0.22)     (0.15)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.......................      $16.73     $13.78     $11.61       $10.59      $17.51     $17.67     $15.26
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Total Return..................   22.26%(C)     20.17%     12.54%  (37.53)%(C)       0.54%     17.45%     16.27%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................  $2,337,244 $1,896,941 $1,618,256   $1,576,757  $2,747,843 $2,505,779 $1,754,320
Ratio of Expenses to Average
 Net Assets................... 0.38%(B)(D)   0.38%(D)   0.40%(D)  0.38%(B)(D)    0.37%(D)   0.38%(D)   0.40%(D)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees)...... 0.38%(B)(D)   0.38%(D)   0.40%(D)  0.38%(B)(D)    0.37%(D)   0.38%(D)   0.40%(D)
Ratio of Net Investment
 Income to Average Net Assets     1.33%(B)      1.24%      2.07%     1.93%(B)       1.45%      1.47%      1.35%
Portfolio Turnover Rate.......         N/A        N/A        N/A          N/A         N/A        N/A        N/A
---------------------------------------------------------------------------------------------------------------

                                                      Tax-Managed U.S. Equity Portfolio
                               --------------------------------------------------------------------------------
                               Six Months     Year       Year       Period        Year       Year       Year
                                 Ended       Ended      Ended       Dec. 1,      Ended      Ended      Ended
                               April 30,    Oct. 31,   Oct. 31,     2007 to     Nov. 30,   Nov. 30,   Nov. 30,
                                  2011        2010       2009    Oct. 31, 2008    2007       2006       2005
---------------------------------------------------------------------------------------------------------------
                               (Unaudited)
Net Asset Value, Beginning
 of Period....................      $12.70     $10.94     $10.36       $15.57      $14.75     $13.26     $12.23
                               ----------- ---------- ----------  -----------  ---------- ---------- ----------
Income from Investment
 Operations
 Net Investment Income (Loss).     0.11(A)    0.20(A)    0.22(A)      0.23(A)     0.25(A)    0.21(A)       0.16
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................        2.11       1.76       0.60       (5.19)        0.81       1.47       1.05
                               ----------- ---------- ----------  -----------  ---------- ---------- ----------
   Total from Investment
    Operations................        2.22       1.96       0.82       (4.96)        1.06       1.68       1.21
---------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income........      (0.11)     (0.20)     (0.24)       (0.25)      (0.24)     (0.19)     (0.18)
 Net Realized Gains...........          --         --         --           --          --         --         --
                               ----------- ---------- ----------  -----------  ---------- ---------- ----------
   Total Distributions........      (0.11)     (0.20)     (0.24)       (0.25)      (0.24)     (0.19)     (0.18)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.......................      $14.81     $12.70     $10.94       $10.36      $15.57     $14.75     $13.26
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Total Return..................   17.57%(C)     18.10%      8.30%  (32.30)%(C)       7.23%     12.84%      9.97%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................  $1,528,413 $1,286,236 $1,141,449   $1,268,330  $1,823,812 $1,487,611   $999,215
Ratio of Expenses to Average
 Net Assets...................  0.22%(B)**   0.22%(D)   0.22%(D)  0.22%(B)(D)    0.22%(D)   0.23%(D)   0.25%(D)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees)......  0.23%(B)**   0.23%(D)   0.26%(D)  0.23%(B)(D)    0.23%(D)   0.24%(D)   0.26%(D)
Ratio of Net Investment
 Income to Average Net Assets     1.61%(B)      1.70%      2.24%     1.76%(B)       1.59%      1.55%      1.35%
Portfolio Turnover Rate.......      4%(C)*        N/A        N/A          N/A         N/A        N/A        N/A
---------------------------------------------------------------------------------------------------------------

* For the period February 28, 2011 through April 30, 2011. Effective February 28, 2011, the Portfolio invests directly in securities rather than through The Tax-Managed U.S. Equity Series.
** Represents the combined ratios for the Portfolio and for the period November 1, 2010 through February 27, 2011, its respective pro-rata share of The Tax-Managed U.S. Equity Series. See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           Tax-Managed U.S. Targeted Value Portfolio
                              --------------------------------------------------------------------------------------------------
                                Six Months       Year          Year          Period           Year          Year         Year
                                  Ended         Ended         Ended          Dec. 1,         Ended         Ended        Ended
                                April 30,      Oct. 31,      Oct. 31,        2007 to        Nov. 30,      Nov. 30,     Nov. 30,
                                   2011          2010          2009       Oct. 31, 2008       2007          2006         2005
---------------------------------------------------------------------------------------------------------------------------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period................... $    19.09     $    14.96    $    14.41     $    23.09      $    27.39    $    25.60    $    23.32
                              ----------     ----------    ----------     ----------      ----------    ----------    ----------
Income from Investment
 Operations
 Net Investment Income
   (Loss)....................       0.07(A)        0.11(A)       0.14(A)        0.20(A)         0.25(A)       0.22(A)       0.09
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............       4.53           4.13          0.60          (7.29)          (1.87)         3.90          2.68
                              ----------     ----------    ----------     ----------      ----------    ----------    ----------
   Total from Investment
    Operations...............       4.60           4.24          0.74          (7.09)          (1.62)         4.12          2.77
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income.......      (0.08)         (0.11)        (0.19)         (0.18)          (0.24)        (0.19)        (0.10)
 Net Realized Gains..........         --             --            --          (1.41)          (2.44)        (2.14)        (0.39)
                              ----------     ----------    ----------     ----------      ----------    ----------    ----------
   Total Distributions.......      (0.08)         (0.11)        (0.19)         (1.59)          (2.68)        (2.33)        (0.49)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period...................... $    23.61     $    19.09    $    14.96     $    14.41      $    23.09    $    27.39    $    25.60
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Total Return.................      24.17%(C)      28.43%         5.41%        (32.85)%(C)      (6.58)%       17.70%        12.09%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................. $2,619,693     $2,145,546    $1,700,343     $1,662,774      $2,905,694    $3,203,763    $2,634,891
Ratio of Expenses to
 Average Net Assets..........       0.45%(B)       0.45%         0.47%          0.45%(B)        0.47%         0.53%         0.55%
Ratio of Net Investment
 Income to Average Net
 Assets......................       0.68%(B)       0.63%         1.04%          1.07%(B)        0.98%         0.85%         0.39%
Portfolio Turnover Rate......         14%(C)         26%           34%            40%(C)          28%           35%           21%
---------------------------------------------------------------------------------------------------------------------------------

                                                             Tax-Managed U.S. Small Cap Portfolio
                              --------------------------------------------------------------------------------------------------
                                Six Months       Year          Year          Period           Year          Year         Year
                                  Ended         Ended         Ended          Dec. 1,         Ended         Ended        Ended
                                April 30,      Oct. 31,      Oct. 31,        2007 to        Nov. 30,      Nov. 30,     Nov. 30,
                                   2011          2010          2009       Oct. 31, 2008       2007          2006         2005
---------------------------------------------------------------------------------------------------------------------------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period................... $    20.47     $    16.26    $    15.83     $    25.86      $    26.27    $    22.95    $    20.53
                              ----------     ----------    ----------     ----------      ----------    ----------    ----------
Income from Investment
 Operations
 Net Investment Income
   (Loss)....................       0.08(A)        0.11(A)       0.13(A)        0.19(A)         0.18(A)       0.10(A)       0.04
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............       5.02           4.20          0.47          (7.87)          (0.42)         3.30          2.42
                              ----------     ----------    ----------     ----------      ----------    ----------    ----------
   Total from Investment
    Operations...............       5.10           4.31          0.60          (7.68)          (0.24)         3.40          2.46
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income.......      (0.08)         (0.10)        (0.17)         (0.18)          (0.17)        (0.08)        (0.04)
 Net Realized Gains..........         --             --            --          (2.17)             --            --            --
                              ----------     ----------    ----------     ----------      ----------    ----------    ----------
   Total Distributions.......      (0.08)         (0.10)        (0.17)         (2.35)          (0.17)        (0.08)        (0.04)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period...................... $    25.49     $    20.47    $    16.26     $    15.83      $    25.86    $    26.27         22.95
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Total Return.................      24.98%(C)      26.61%         3.98%        (32.53)%(C)      (0.94)%       14.88%        11.98%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................. $1,398,780     $1,141,494    $  957,145     $1,077,395      $1,779,245    $1,653,038    $1,242,288
Ratio of Expenses to
 Average Net Assets..........       0.53%(B)       0.53%         0.55%          0.53%(B)        0.53%         0.53%         0.55%
Ratio of Net Investment
 Income to Average Net
 Assets......................       0.67%(B)       0.58%         0.88%          0.98%(B)        0.65%         0.41%         0.21%
Portfolio Turnover Rate......          9%(C)         27%           28%            39%(C)          31%           22%           15%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   T.A. U.S. Core Equity 2 Portfolio
                               ------------------------------------------------------------------
                                                                          Period            Period
                                 Six Months      Year        Year         Dec. 1,          Oct. 4,
                                   Ended        Ended       Ended         2007 to         2007(a) to
                                 April 30,     Oct. 31,    Oct. 31,      Oct. 31,          Nov. 30,
                                    2011         2010        2009          2008              2007
---------------------------------------------------------------------------------------------------------
                               (Unaudited)
Net Asset Value, Beginning
 of Period.................... $     8.18     $     6.83  $     6.31   $     9.40      $    10.00
                               ----------     ----------  ----------   ----------      ----------
Income from Investment
 Operations...................
 Net Investment Income
   (Loss)(A)..................       0.06           0.11        0.11         0.13            0.02
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................       1.66           1.35        0.52        (3.12)          (0.62)
                               ----------     ----------  ----------   ----------      ----------
   Total from Investment
    Operations................       1.72           1.46        0.63        (2.99)          (0.60)
---------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income........      (0.06)         (0.11)      (0.11)       (0.10)             --
 Net Realized Gains...........         --             --          --           --              --
                               ----------     ----------  ----------   ----------      ----------
   Total Distributions........      (0.06)         (0.11)      (0.11)       (0.10)             --
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $     9.84     $     8.18  $     6.83   $     6.31      $     9.40
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Total Return..................      21.13%(C)      21.49%      10.28%      (32.16)%(C)      (6.00)%(C)
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $2,617,041     $2,014,584  $1,444,886   $  585,165      $  106,507
Ratio of Expenses to Average
 Net Assets...................       0.25%(B)       0.25%       0.28%        0.29%(B)        0.30%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees)......       0.25%(B)       0.25%       0.28%        0.29%(B)        0.60%(B)(E)
Ratio of Net Investment
 Income to Average Net Assets.       1.34%(B)       1.45%       1.82%        1.75%(B)        2.09%(B)(E)
Portfolio Turnover Rate.......          2%(C)          5%          5%           9%(C)           0%(C)
---------------------------------------------------------------------------------------------------------

                                                         Tax-Managed DFA International Value Portfolio
                               ------------------------------------------------------------------------------------------------
                                 Six Months      Year        Year         Period             Year           Year        Year
                                   Ended        Ended       Ended         Dec. 1,           Ended          Ended       Ended
                                 April 30,     Oct. 31,    Oct. 31,       2007 to          Nov. 30,       Nov. 30,    Nov. 30,
                                    2011         2010        2009      Oct. 31, 2008         2007           2006        2005
--------------------------------------------------------------------------------------------------------------------------------
                               (Unaudited)
Net Asset Value, Beginning
 of Period.................... $    14.53     $    13.49  $    10.55   $    21.91      $    19.96        $    15.51  $    13.63
                               ----------     ----------  ----------   ----------      ----------        ----------  ----------
Income from Investment
 Operations...................
 Net Investment Income
   (Loss)(A)..................       0.21           0.31        0.32         0.59            0.59              0.54        0.33
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................       1.94           1.03        3.00        (9.60)           2.76              4.71        1.90
                               ----------     ----------  ----------   ----------      ----------        ----------  ----------
   Total from Investment
    Operations................       2.15           1.34        3.32        (9.01)           3.35              5.25        2.23
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income........      (0.12)         (0.30)      (0.38)       (0.64)          (0.48)            (0.59)      (0.35)
 Net Realized Gains...........         --             --          --        (1.71)          (0.92)            (0.21)         --
                               ----------     ----------  ----------   ----------      ----------        ----------  ----------
   Total Distributions........      (0.12)         (0.30)      (0.38)       (2.35)          (1.40)            (0.80)      (0.35)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $    16.56     $    14.53  $    13.49   $    10.55      $    21.91        $    19.96  $    15.51
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Total Return..................      14.86%(C)      10.34%      32.27%      (45.58)%(C)      17.51%            35.01%      16.63%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $2,185,459     $1,834,003  $1,637,834   $1,393,229      $2,859,270        $2,370,683  $1,571,217
Ratio of Expenses to Average
 Net Assets...................       0.54%(B)       0.55%       0.56%        0.54%(B)        0.54%             0.54%       0.60%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees)......       0.54%(B)       0.55%       0.56%        0.54%(B)        0.54%             0.54%       0.60%
Ratio of Net Investment
 Income to Average Net Assets.       2.72%(B)       2.29%       2.92%        3.76%(B)        2.77%             3.04%       2.23%
Portfolio Turnover Rate.......          8%(C)         28%         24%          24%(C)          20%               13%         11%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                     T.A World ex U.S. Core Equity Portfolio
                                                                --------------------------------------------------
                                                                                                       Period
                                                                                                      March 6,
                                                                 Six Months      Year      Year       2008(a)
                                                                    Ended       Ended     Ended          to
                                                                  April 30,    Oct. 31,  Oct. 31,     Oct. 31,
                                                                    2011         2010      2009         2008
------------------------------------------------------------------------------------------------------------------
                                                                 (Unaudited)
Net Asset Value, Beginning of Period........................... $     9.31     $   8.13  $   5.85  $  10.00
                                                                ----------     --------  --------  --------
Income from Investment Operations
 Net Investment Income (Loss)(A)...............................       0.10         0.17      0.16      0.15
 Net Gains (Losses) on Securities (Realized and Unrealized)....       1.14         1.17      2.27     (4.15)
                                                                ----------     --------  --------  --------
   Total from Investment Operations............................       1.24         1.34      2.43     (4.00)
------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income.........................................      (0.07)       (0.16)    (0.15)    (0.15)
                                                                ----------     --------  --------  --------
   Total Distributions.........................................      (0.07)       (0.16)    (0.15)    (0.15)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................................. $    10.48     $   9.31  $   8.13  $   5.85
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Total Return...................................................      13.42%(C)    16.78%    42.13%   (40.61)%(C)
------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands).......................... $1,223,189     $966,999  $668,728  $228,318
Ratio of Expenses to Average Net Assets........................       0.47%(B)     0.48%     0.54%     0.60%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and
  Assumption of Expenses and/or Recovery of Previously Waived
  Fees)........................................................       0.47%(B)     0.48%     0.51%     0.85%(B)(E)
Ratio of Net Investment Income to Average Net Assets...........       2.11%(B)     2.00%     2.38%     3.27%(B)(E)
Portfolio Turnover Rate........................................          1%(C)        2%        5%        2%(C)
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty operational portfolios, seven of which (the "Portfolios") are included in this section of the report. The remaining fifty-three portfolios are presented in separate reports.

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding Series of the DFA Investment Trust Company. At April 30, 2011, Tax-Managed U.S. Marketwide Value Portfolio owned 71% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio are organized as stand-alone registered investment companies.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

   Prior to February 28, 2011, Tax-Managed U.S. Equity Portfolio invested substantially all of its assets in The Tax-Managed U.S. Equity Series. At the close of business February 25, 2011, Tax-Managed U.S. Equity Portfolio received its prorata share of cash and securities from The Tax-Managed U.S. Equity Series in a complete liquidation of its interest in the Series. Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    .  Level 1 - quoted prices in active markets for identical securities

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S Small Cap Portfolio and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the International Equity Portfolios' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which are treated as partnerships for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

   T.A. World ex U.S. Core Equity Portfolio's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. T.A. World ex U.S. Core Equity Portfolio accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. T.A. World ex U.S. Core Equity Portfolio is also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or "the Advisor") provides administrative services to the Feeder Fund and Tax-Managed U.S. Equity Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor does not receive additional compensation for the investment advisory services it provides for the Feeder Fund. For the six months ended April 30, 2011, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                 Administrative   Advisory
                                                 Services Fees  Services Fees
                        -                        -------------- -------------
  Tax-Managed U.S. Marketwide Value Portfolio...      0.15%          --
  Tax-Managed U.S. Equity Portfolio*............      0.15%         0.05%
  Tax-Managed U.S. Targeted Value Portfolio.....       --           0.42%
  Tax-Managed U.S. Small Cap Portfolio..........       --           0.50%
  T.A. U.S. Core Equity 2 Portfolio.............       --           0.22%
  Tax-Managed DFA International Value Portfolio.       --           0.50%
  T.A. World ex U.S. Core Equity Portfolio......       --           0.40%

   *Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio no longer invests substantially all of its assets in The Tax-Managed U.S. Equity Series. Instead, Tax-Managed U.S. Equity Portfolio's assets are managed directly in accordance with its investment objective and strategies, pursuant to an investment management agreement between the Fund, on behalf of Tax-Managed U.S. Equity Portfolio, and Dimensional, which previously was the manager of The Tax-Managed U.S. Equity Series' assets. The investment advisory fee paid by Tax-Managed U.S. Equity Portfolio is identical to the advisory fee that was charged to The Tax-Managed U.S. Equity Series.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2012, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2011, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios listed are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                          Previously
                                                          Recovery       Waived Fees/
                                                       of Previously   Expenses Assumed
                                              Expense   Waived Fees/   Subject to Future
                                              Limits  Expenses Assumed     Recovery
                      -                       ------- ---------------- -----------------
Tax-Managed U.S. Equity Portfolio (1)........  0.22%         --              $647
T.A. U.S. Core Equity 2 Portfolio (2)........  0.30%         --                --
T.A. World ex U.S. Core Equity Portfolio (3).  0.60%         --                --

   (1) The Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio to the extent necessary to reduce the Portfolio's expenses to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above of the Portfolio's average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recover will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its invesment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above of the Portfolio's average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above of the Portfolio's average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid to the CCO by the Fund were $109 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               Tax-Managed U.S. Marketwide Value Portfolio... $55
               Tax-Managed U.S. Equity Portfolio.............  78
               Tax-Managed U.S. Targeted Value Portfolio.....  59
               Tax-Managed U.S. Small Cap Portfolio..........  34
               T.A. U.S. Core Equity 2 Portfolio.............  48
               Tax-Managed DFA International Value Portfolio.  53
               T.A. World ex U.S. Core Equity Portfolio......  21

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
       -                                              --------- --------
       Tax-Managed U.S. Equity Portfolio*............ $ 78,364  $ 53,055
       Tax-Managed U.S. Targeted Value Portfolio.....  346,172   374,307
       Tax-Managed U.S. Small Cap Portfolio..........  119,173   139,975
       T.A. U.S. Core Equity 2 Portfolio.............  227,906    55,826
       Tax-Managed DFA International Value Portfolio.  259,217   158,758
       T.A. World ex U.S. Core Equity Portfolio......  136,260     8,321

   * For the period February 28, 2011 through April 30, 2011, during which the Portfolio invested directly in securities.

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010, primarily attributable to net realized foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  Increase       Increase
                                                                 (Decrease)     (Decrease)
                                                  Increase     Undistributed   Accumulated
                                                 (Decrease)    Net Investment  Net Realized
                                               Paid-In Capital     Income     Gains (Losses)
-                                              --------------- -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio...        --            $  (7)         $    7
Tax Managed U.S. Equity Portfolio.............        --               (3)              3
Tax-Managed U.S. Targeted Value Portfolio.....        --               (7)              7
Tax Managed U.S. Small Cap Portfolio..........        --                --             --
T.A. U.S. Core Equity 2 Portfolio.............        --              (26)             26
Tax-Managed DFA International Value Portfolio.        --             (239)            239
T.A. World ex U.S. Core Equity Portfolio......       $24               424          (448)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2009 and October 31, 2010 were as follows (amounts in thousands):

                                               Net Investment
                                                 Income and
                                                 Short-Term    Long-Term
                                               Capital Gains  Capital Gain  Total
                                               -------------- ------------ -------
Tax-Managed U.S. Marketwide Value Portfolio
2009..........................................    $34,714          --      $34,714
2010..........................................     21,400          --       21,400
Tax-Managed U.S. Equity Portfolio
2009..........................................     25,432          --       25,432
2010..........................................     20,546          --       20,546
Tax-Managed U.S. Targeted Value Portfolio
2009..........................................     20,085          --       20,085
2010..........................................     11,978          --       11,978
Tax-Managed U.S. Small Cap Portfolio
2009..........................................     10,036          --       10,036
2010..........................................      5,779          --        5,779
T.A. U.S. Core Equity 2 Portfolio
2009..........................................     18,642          --       18,642
2010..........................................     24,397          --       24,397
Tax-Managed DFA International Value Portfolio
2009..........................................     45,214          --       45,214
2010..........................................     37,438          --       37,438
T.A. World ex U.S. Core Equity Portfolio
2009..........................................     10,761          --       10,761
2010..........................................     14,786          --       14,786

   At October 31, 2010, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                            Net Investment
                                                Income
                                            and Short-Term   Long-Term
                                            Capital Gains  Capital Gains Total
                                            -------------- ------------- -----
  T.A. World ex U.S. Core Equity Portfolio.      $25            --        $25

   At October 31, 2010, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                               Undistributed                 Total Net
                                               Net Investment              Distributable
                                                 Income and     Capital      Earnings
                                                 Short-Term       Loss     (Accumulated
                                               Capital Gains  Carryforward    Losses)
                                               -------------- ------------ -------------
Tax-Managed U.S. Marketwide Value Portfolio...     $4,082      $(241,851)   $(237,769)
Tax-Managed U.S. Equity Portfolio.............      3,014       (478,120)    (475,106)
Tax-Managed U.S. Targeted Value Portfolio.....      1,925       (211,929)    (210,004)
Tax-Managed U.S. Small Cap Portfolio..........      1,098       (221,256)    (220,158)
T.A. U.S. Core Equity 2 Portfolio.............      4,344        (35,921)     (31,577)
Tax-Managed DFA International Value Portfolio.      5,156        (94,464)     (89,308)

                                          Undistributed                 Total Net
                                          Net Investment              Distributable
                                            Income and     Capital      Earnings
                                            Short-Term       Loss     (Accumulated
                                          Capital Gains  Carryforward    Losses)
-                                         -------------- ------------ -------------
T.A. World ex U.S. Core Equity Portfolio.     $3,570       $(3,529)        $41

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2010, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                         Expires on October 31,
-                                               ----------------------------------------
                                                 2011   2013    2014     2016     2017    Total
-                                               ------ ------- ------- -------- -------- --------
Tax-Managed U.S. Marketwide Value Portfolio....     --      --      -- $ 73,054 $168,797 $241,851
Tax-Managed U.S. Equity Portfolio.............. $8,734 $13,463 $27,199  142,158  286,566  478,120
Tax-Managed U.S. Targeted Value Portfolio......     --      --      --       --  211,929  211,929
Tax-Managed U.S. Small Cap Portfolio...........     --      --      --   35,969  185,287  221,256
T.A. U.S. Core Equity 2 Portfolio..............     --      --      --       --   35,921   35,921
Tax-Managed DFA International Value Portfolio..     --      --      --       --   94,464   94,464
T.A. World ex U.S. Core Equity Portfolio.......     --      --      --       --    3,529    3,529

   During the year ended October 31, 2010, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

             Tax-Managed U.S. Marketwide Value Portfolio... $47,346
             Tax-Managed U.S. Equity Portfolio.............  15,791
             Tax Managed U.S. Targeted Value Portfolio.....  56,995
             Tax Managed U.S. Small Cap Portfolio..........  10,032
             T.A. U.S. Core Equity 2 Portfolio.............  13,898
             Tax-Managed DFA International Value Portfolio.  70,235
             T.A. World ex U.S. Core Equity Portfolio......   6,151

   Some of the investments held by T.A. World ex U.S. Core Equity Portfolio are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains (losses) are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2010, the Portfolio had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes of $172 (in thousands). For the year ended October 31, 2010, realized gains on the sale of passive foreign investment companies totaling $599 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                         Net
                                                                                      Unrealized
                                              Federal    Unrealized    Unrealized    Appreciation
                                              Tax Cost  Appreciation (Depreciation) (Depreciation)
-                                            ---------- ------------ -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio. $1,819,431   $663,446     $(145,295)      $518,151
Tax-Managed U.S. Equity Portfolio...........  1,114,389    594,658       (12,513)       582,145
Tax-Managed U.S. Targeted Value Portfolio...  2,128,533    875,132      (117,228)       757,904
Tax-Managed U.S. Small Cap Portfolio........  1,012,946    587,979       (33,798)       554,181

                                                                                           Net
                                                                                        Unrealized
                                                Federal    Unrealized    Unrealized    Appreciation
                                                Tax Cost  Appreciation (Depreciation) (Depreciation)
-                                              ---------- ------------ -------------- --------------
T.A. U.S. Core Equity 2 Portfolio............. $2,089,187   $785,480     $(57,570)       $727,910
Tax-Managed DFA International Value Portfolio.  1,873,148    476,768      (67,287)        409,481
T.A. World ex U.S. Core Equity Portfolio......    937,673    378,654      (39,503)        339,151

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolio's tax position and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Portfolio's federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

   At April 30, 2011, the Portfolios had no outstanding futures contracts.

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                                                             Weighted      Weighted
                                                                                              Average      Average
                                                                                           Interest Rate Loan Balance
                                                                                           ------------- ------------
Tax-Managed U.S. Equity Portfolio.........................................................     0.92%         $  454
Tax-Managed U.S. Targeted Value Portfolio.................................................     0.91%          4,197
Tax-Managed U.S. Small Cap Portfolio......................................................     0.92%            538
Tax-Managed DFA International Value Portfolio.............................................     0.91%            896

                                                                                            Number of   Interest Maximum Amount
                                                                                               Days     Expense  Borrowed During
                                                                                           Outstanding* Incurred   the Period
                                                                                           ------------ -------- ---------------
Tax-Managed U.S. Equity Portfolio.........................................................      2          --          $  454
Tax-Managed U.S. Targeted Value Portfolio.................................................      3          --           4,197
Tax-Managed U.S. Small Cap Portfolio......................................................      1          --             538
Tax-Managed DFA International Value Portfolio.............................................      9          --           2,708

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2011 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2011.

I. Securities Lending:

   As of April 30, 2011, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. Other:

   At April 30, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                Approximate
                                                                 Percentage
                                                   Number of   of Outstanding
                                                  Shareholders     Shares
                                                  ------------ --------------
   Tax-Managed U.S. Marketwide Value Portfolio...      3             90%
   Tax-Managed U.S. Equity Portfolio.............      2             76%
   Tax-Managed U.S. Targeted Value Portfolio.....      3             96%
   Tax-Managed U.S. Small Cap Portfolio..........      3             95%
   T.A. U.S. Core Equity 2 Portfolio.............      3             93%
   Tax-Managed DFA International Value Portfolio.      3             94%
   T.A. World ex U.S. Core Equity Portfolio......      3             91%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are The Tax-Managed U.S. Marketwide Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.
                                                Six Months Ended April 30, 2011

EXPENSE TABLE
                                              Beginning  Ending              Expenses
                                               Account  Account   Annualized   Paid
                                                Value    Value     Expense    During
                                              11/01/10  04/30/11    Ratio*   Period*
                                              --------- --------- ---------- --------
The Tax-Managed U.S. Marketwide Value Series
Actual Fund Return........................... $1,000.00 $1,223.49    0.22%    $1.21
Hypothetical 5% Annual Return................ $1,000.00 $1,023.70    0.22%    $1.10

--------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments.The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The Tax-Managed U.S. Marketwide Value Series
Consumer Discretionary...........  18.1%
Consumer Staples.................   6.9%
Energy...........................  16.9%
Financials.......................  20.1%
Health Care......................   8.4%
Industrials......................  12.8%
Information Technology...........   6.1%
Materials........................   3.3%
Other............................     --
Telecommunication Services.......   6.2%
Utilities........................   1.2%
                                    ------
                                  100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                      Percentage
                                                Shares       Value+ of Net Assets**
                     -                          ------       ------ ---------------
COMMON STOCKS -- (96.4%)...................
Consumer Discretionary -- (17.5%)..........
  Carnival Corp............................    489,649 $ 18,640,937       0.6%
  CBS Corp. Class B........................    955,791   24,105,049       0.7%
  Comcast Corp. Class A....................  3,570,978   93,702,463       2.9%
  Comcast Corp. Special Class A............  1,432,185   35,160,142       1.1%
  *Liberty Media Corp. Capital Class A.....    204,886   16,855,971       0.5%
  *Liberty Media Corp. Interactive Class A.    882,463   15,425,453       0.5%
  News Corp. Class A.......................  2,360,850   42,070,347       1.3%
  News Corp. Class B.......................    937,272   17,714,441       0.5%
  Time Warner Cable, Inc...................    693,942   54,217,688       1.6%
  Time Warner, Inc.........................  1,534,860   58,109,800       1.8%
  Other Securities.........................             215,607,476       6.6%
                                                       ------------      -----
Total Consumer Discretionary...............             591,609,767      18.1%
                                                       ------------      -----

Consumer Staples -- (6.6%).................
  Archer-Daniels-Midland Co................    813,476   30,114,882       0.9%
  CVS Caremark Corp........................  1,510,745   54,749,399       1.7%
  Kraft Foods, Inc. Class A................  2,081,099   69,883,304       2.1%
  Other Securities.........................              69,366,325       2.1%
                                                       ------------      -----
Total Consumer Staples.....................             224,113,910       6.8%
                                                       ------------      -----

Energy -- (16.3%)..........................
  Anadarko Petroleum Corp..................    845,068   66,709,668       2.0%
  Chesapeake Energy Corp...................    833,400   28,060,578       0.9%
  ConocoPhillips...........................  1,766,829  139,455,813       4.2%
  Hess Corp................................    378,130   32,504,055       1.0%
  Marathon Oil Corp........................    903,937   48,848,755       1.5%
  National-Oilwell, Inc....................    515,481   39,532,238       1.2%
  Pioneer Natural Resources Co.............    155,717   15,918,949       0.5%
  Valero Energy Corp.......................    658,099   18,624,202       0.6%
  Other Securities.........................             163,636,161       5.0%
                                                       ------------      -----
Total Energy...............................             553,290,419      16.9%
                                                       ------------      -----

Financials -- (19.4%)......................
  Allstate Corp. (The).....................    529,952   17,933,576       0.5%
  Bank of America Corp.....................  7,109,212   87,301,123       2.7%
  Capital One Financial Corp...............    571,140   31,258,492       1.0%
  *Citigroup, Inc.......................... 19,579,221   89,868,624       2.7%
  CME Group, Inc...........................     82,877   24,512,530       0.8%
  Loews Corp...............................    586,729   25,968,626       0.8%
  MetLife, Inc.............................  1,032,078   48,290,930       1.5%
  Morgan Stanley...........................  1,224,333   32,016,308       1.0%
  Prudential Financial, Inc................    537,721   34,102,266       1.0%
  SunTrust Banks, Inc......................    617,728   17,413,752       0.5%
  Other Securities.........................             249,416,113       7.6%
                                                       ------------      -----
Total Financials...........................             658,082,340      20.1%
                                                       ------------      -----

Health Care -- (8.1%)......................
  Aetna, Inc...............................    503,313   20,827,092       0.6%
  *Humana, Inc.............................    236,814   18,026,282       0.6%
  Pfizer, Inc..............................  3,958,769   82,975,798       2.5%
  *Thermo Fisher Scientific, Inc...........    499,520   29,966,205       0.9%
  WellPoint, Inc...........................    504,640   38,751,306       1.2%
  Other Securities.........................              84,202,435       2.6%
                                                       ------------      -----
Total Health Care..........................             274,749,118       8.4%
                                                       ------------      -----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                                 Percentage
                                                                                         Shares         Value+ of Net Assets**
-                                                                                        ------         ------ ---------------
Industrials -- (12.4%)............................................................
  CSX Corp........................................................................      416,210 $   32,751,565       1.0%
  General Electric Co.............................................................    2,763,790     56,519,506       1.7%
  Norfolk Southern Corp...........................................................      545,229     40,717,702       1.2%
  Northrop Grumman Corp...........................................................      337,038     21,438,987       0.7%
  Tyco International, Ltd.........................................................      480,422     23,415,768       0.7%
  Union Pacific Corp..............................................................      629,770     65,162,302       2.0%
  Other Securities................................................................                 178,388,280       5.5%
                                                                                                --------------      -----
Total Industrials.................................................................                 418,394,110      12.8%
                                                                                                --------------      -----
Information Technology -- (5.9%)..................................................
  *Corning, Inc...................................................................    1,282,985     26,865,706       0.8%
  Xerox Corp......................................................................    1,791,473     18,075,963       0.6%
  Other Securities................................................................                 154,690,415       4.7%
                                                                                                --------------      -----
Total Information Technology......................................................                 199,632,084       6.1%
                                                                                                --------------      -----

Materials -- (3.1%)...............................................................
  Alcoa, Inc......................................................................    1,145,369     19,471,273       0.6%
  International Paper Co..........................................................      493,615     15,242,831       0.4%
  Other Securities................................................................                  71,559,224       2.2%
                                                                                                --------------      -----
Total Materials...................................................................                 106,273,328       3.2%
                                                                                                --------------      -----

Other -- (0.0%)
  Other Securities................................................................                          54       0.0%
                                                                                                --------------      -----

Telecommunication Services -- (5.9%)..............................................
  AT&T, Inc.......................................................................    4,065,906    126,530,995       3.8%
  *Sprint Nextel Corp.............................................................    3,820,377     19,789,553       0.6%
  Verizon Communications, Inc.....................................................      688,680     26,018,330       0.8%
  Other Securities................................................................                  28,772,302       0.9%
                                                                                                --------------      -----
Total Telecommunication Services..................................................                 201,111,180       6.1%
                                                                                                --------------      -----

Utilities -- (1.2%)...............................................................
  Public Service Enterprise Group, Inc............................................      655,441     21,085,537       0.6%
  Other Securities................................................................                  18,713,053       0.6%
                                                                                                --------------      -----
Total Utilities...................................................................                  39,798,590       1.2%
                                                                                                --------------      -----
TOTAL COMMON STOCKS...............................................................               3,267,054,900      99.7%
                                                                                                --------------      -----
RIGHTS/WARRANTS -- (0.0%).........................................................
  Other Securities................................................................                          --       0.0%
                                                                                                --------------      -----

TEMPORARY CASH INVESTMENTS -- (0.2%)
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares.............    7,970,402      7,970,402       0.2%
                                                                                                --------------      -----

                                                                                     Shares/
                                                                                      Face
                                                                                     Amount
-                                                                                    -------
                                                                                      (000)
SECURITIES LENDING COLLATERAL -- (3.4%)
 (S)@ DFA Short Term Investment Fund..............................................  113,772,720    113,772,720       3.5%
 @ Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11.......................
   (Collateralized by $335,733 FNMA 3.500%, 02/01/26, valued at $337,565) to be
    repurchased at $327,735....................................................... $        328        327,733       0.0%
                                                                                                --------------      -----
TOTAL SECURITIES LENDING COLLATERAL...............................................                 114,100,453       3.5%
                                                                                                --------------      -----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                         Percentage
                                                 Value+ of Net Assets
          -                                      ------ -------------
          TOTAL INVESTMENTS -- (100.0%)
           (Cost $2,651,961,439)........ $3,389,125,755    103.4%
                                         ==============    ======

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
-                              --------------------------------------------------

                                    Investment in Securities (Market Value)
-                              --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
-                              -------------- ------------ ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  591,609,767           --   --    $  591,609,767
  Consumer Staples............    224,085,915 $     27,995   --       224,113,910
  Energy......................    553,290,419           --   --       553,290,419
  Financials..................    658,082,340           --   --       658,082,340
  Health Care.................    274,749,118           --   --       274,749,118
  Industrials.................    418,385,403        8,707   --       418,394,110
  Information Technology......    199,632,084           --   --       199,632,084
  Materials...................    106,273,328           --   --       106,273,328
  Other.......................             --           54   --                54
  Telecommunication Services..    201,111,180           --   --       201,111,180
  Utilities...................     39,798,590           --   --        39,798,590
Rights/Warrants...............             --           --   --                --
Temporary Cash Investments....      7,970,402           --   --         7,970,402
Securities Lending Collateral.             --  114,100,453   --       114,100,453
                               -------------- ------------   --    --------------
TOTAL......................... $3,274,988,546 $114,137,209   --    $3,389,125,755
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

                            (Amounts in thousands)

ASSETS:
Investments at Value (including $109,610 of securities on loan, respectively). $3,267,055
Temporary Cash Investments at Value & Cost....................................      7,970
Collateral Received from Securities on Loan at Value & Cost...................        328
Affiliated Collateral Received from Securities on Loan at Value & Cost........    113,773
Receivables:
 Investment Securities Sold...................................................          5
 Dividends and Interest.......................................................      2,949
 Securities Lending Income....................................................        128
 Fund Shares Sold.............................................................        244
Prepaid Expenses and Other Assets.............................................          6
                                                                               ----------
   Total Assets...............................................................  3,392,458
                                                                               ----------
LIABILITIES:
Payables:.....................................................................
 Upon Return of Securities Loaned.............................................    114,101
 Investment Securities Purchased..............................................         18
 Fund Shares Redeemed.........................................................        545
 Due to Advisor...............................................................        534
Accrued Expenses and Other Liabilities........................................        121
                                                                               ----------
   Total Liabilities..........................................................    115,319
                                                                               ----------
NET ASSETS                                                                     $3,277,139
                                                                               ==========
Investments at Cost........................................................... $2,529,891
                                                                               ----------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011
                                  (Unaudited)

                            (Amounts in thousands)

   Investment Income
    Dividends...................................................... $ 24,634
    Interest.......................................................        7
    Income from Securities Lending.................................      742
                                                                    --------
        Total Investment Income....................................   25,383
                                                                    --------
   Expenses
    Investment Advisory Services Fees..............................    3,006
    Accounting & Transfer Agent Fees...............................      149
    Custodian Fees.................................................       23
    Shareholders' Reports..........................................        6
    Directors'/Trustees' Fees & Expenses...........................       18
    Professional Fees..............................................       27
    Other..........................................................       11
                                                                    --------
        Total Expenses.............................................    3,240
                                                                    --------
    Net Investment Income (Loss)...................................   22,143
                                                                    --------
   Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:...................................
      Investment Securities Sold...................................  136,307
    Change in Unrealized Appreciation (Depreciation) of:...........
      Investment Securities........................................  440,194
                                                                    --------
    Net Realized and Unrealized Gain (Loss)........................  576,501
                                                                    --------
   Net Increase (Decrease) in Net Assets Resulting from Operations  $598,644
                                                                    ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                              Six Months     Year
                                                                 Ended      Ended
                                                               April 30,   Oct. 31,
                                                                 2011        2010
                                                              ----------- ----------
                                                              (Unaudited)
Increase (Decrease) in Net Assets
Operations:..................................................
 Net Investment Income (Loss)................................ $   22,143  $   35,293
 Net Realized Gain (Loss) on:................................
   Investment Securities Sold................................    136,307      76,239
 Change in Unrealized Appreciation (Depreciation) of:........
   Investment Securities.....................................    440,194     353,972
                                                              ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
       Operations............................................    598,644     465,504
                                                              ----------  ----------
Transactions in Interest:....................................
 Contributions...............................................     72,886     111,014
 Withdrawals.................................................    (65,064)   (195,772)
                                                              ----------  ----------
     Net Increase (Decrease) from Transactions in Interest...      7,822     (84,758)
                                                              ----------  ----------
     Total Increase (Decrease) in Net Assets.................    606,466     380,746
Net Assets
 Beginning of Period.........................................  2,670,673   2,289,927
                                                              ----------  ----------
 End of Period............................................... $3,277,139  $2,670,673
                                                              ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             FINANCIAL HIGHLIGHTS

                                                                                            Six Months       Year        Year
                                                                                               Ended        Ended       Ended
                                                                                             April 30,     Oct. 31,    Oct. 31,
                                            -                                                  2011          2010        2009
----------------------------------------------------------------------------------------------------------------------------------

                                                                                            (Unaudited)
Total Return..............................................................................      22.35%(C)      20.38%      12.76%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                                                      $3,277,139     $2,670,673  $2,289,927
Ratio of Expenses to Average Net Assets                                                          0.22%(B)       0.22%       0.23%
Ratio of Net Investment Income to Average Net Assets......................................       1.49%(B)       1.40%       2.23%
Portfolio Turnover Rate...................................................................         14%(C)         25%         28%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                               Period          Year
                                                                                               Dec. 1,        Ended
                                                                                               2007 to       Nov. 30,
                                            -                                               Oct. 31, 2008      2007
------------------------------------------------------------------------------------------------------------------------


Total Return..............................................................................      (37.44)%(C)       0.67%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                                                       $2,190,724      $3,858,580
Ratio of Expenses to Average Net Assets                                                           0.22%(B)        0.22%
Ratio of Net Investment Income to Average Net Assets......................................        2.09%(B)        1.61%
Portfolio Turnover Rate...................................................................          40%(C)          21%
------------------------------------------------------------------------------------------------------------------------

                                                                                              Year        Year
                                                                                             Ended       Ended
                                                                                            Nov. 30,    Nov. 30,
                                            -                                                 2006        2005
------------------------------------------------------------------------------------------------------------------


Total Return..............................................................................      17.70%      16.44%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                                                      $3,521,559  $2,476,387
Ratio of Expenses to Average Net Assets                                                          0.22%       0.24%
Ratio of Net Investment Income to Average Net Assets......................................       1.63%       1.52%
Portfolio Turnover Rate...................................................................         21%         12%
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this section of the report.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .  Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2011, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $77 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2011, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rates of 0.20% of average daily net assets of the Series.

   Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2011, the total related amounts paid to the CCO by the Trust were $42 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                              Purchases   Sales
                              ---------  --------
                              $439,917   $406,244

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                           Net
                                                        Unrealized
             Federal     Unrealized    Unrealized      Appreciation
             Tax Cost   Appreciation (Depreciation)   (Depreciation)
             --------   ------------ --------------   --------------
            $2,652,685    $917,846         $(181,405)    $736,441

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax position and has concluded that no provision for income tax is required in the Series' financial statements. The Series is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

   At April 30, 2011, the Series had no outstanding futures contracts.

G. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Trust, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Trust anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2011.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2011.

H. Securities Lending:

   As of April 30, 2011, the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least
(i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and
(iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds.

If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

K. Other

   The Series is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are The Tax-Managed U.S. Marketwide Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 17, 2010 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.").

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

               LOGO                               DFA043011-002S

                      THE DFA SHORT TERM INVESTMENT FUND

                              Semi-Annual Report

                        Six Months Ended April 30, 2011
                                  (Unaudited)

                               Table of Contents

              Schedule of Portfolio Holdings.................. 1

              Schedule of Investments......................... 2

              Statement of Assets and Liabilities............. 7

              Statement of Operations......................... 8

              Statements of Changes in Net Assets............. 9

              Financial Highlights............................ 10

              Notes to Financial Statements................... 11

              Supplemental Information........................ 16

              Board Approval of Investment Advisory Agreement. 18

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Schedule of Portfolio Holdings
April 30, 2011 (Unaudited)
--------------------------------------------------------------------------------


The following table indicates the allocation of investments among the asset classes in the Fund as of April 30, 2011:

                                Percentage of
Security Allocation               Investments
--------------------------------------------
Commercial Paper...............      59.2%
Repurchase Agreements..........      16.4
Yankee Certificates of Deposit.      13.4
Corporate Bonds................       5.0
Other Investments..............       2.7
Time Deposits..................       1.8
Yankee Dollars.................       1.5
--------------------------------------------
Total Investments                   100.0%

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Schedule of Investments
April 30, 2011 (Unaudited)
--------------------------------------------------------------------------------


Security Description                                 Rate  Maturity Face Amount $ Amortized Value $
--------------------                                 ----  -------- ------------- -----------------
Corporate Bonds-- 5.0%
   (r)Bear Stearns Cos. L.L.C....................... 0.52% 08/15/11   71,970,000      72,008,159
   (r)Bear Stearns Cos. L.L.C....................... 0.50% 11/28/11  126,497,000     126,615,890
   (r)Bear Stearns Cos. L.L.C....................... 0.49% 02/01/12   58,903,000      58,977,445
   (r)Berkshire Hathaway, Inc....................... 0.49% 02/10/12   50,607,000      50,684,483
   (r)General Electric Capital Corp................. 0.38% 08/15/11   63,244,000      63,250,397
   (r)General Electric Capital Corp................. 0.52% 10/21/11   40,000,000      40,044,277
   (r)General Electric Capital Corp................. 0.49% 11/21/11   62,605,000      62,664,821
   (r)General Electric Capital Corp................. 0.41% 04/10/12   18,290,000      18,312,190
   (r)JPMorgan Chase & Co........................... 0.42% 05/16/11   11,980,000      11,980,529
   (r)JPMorgan Chase & Co........................... 1.06% 06/13/11   50,900,000      50,941,630
   (r)JPMorgan Chase & Co........................... 0.43% 12/21/11   40,000,000      40,036,132
   (r)JPMorgan Chase & Co........................... 0.40% 02/22/12   18,950,000      18,963,203
   (r)PepsiCo, Inc.................................. 0.31% 07/15/11    5,000,000       5,001,015
   Wells Fargo & Co................................. 5.30% 08/26/11   96,200,000      97,689,698
   (r)Wells Fargo & Co.............................. 0.36% 01/24/12  147,621,000     147,719,000
                                                                     -----------     -----------
Total Corporate Bonds (Amortized Cost $864,888,869)                  862,767,000     864,888,869
                                                                     -----------     -----------
Yankee Dollars-- 1.5%
   (r)BNP Paribas Finance, Inc...................... 0.77% 07/21/11   61,000,000      61,059,557
   (r)Eksportfinans ASA............................. 0.46% 05/12/11    4,000,000       4,000,131
   European Investment Bank......................... 3.25% 10/14/11   27,000,000      27,364,926
   European Investment Bank......................... 2.00% 02/10/12   20,000,000      20,259,400
   Japan Finance Corp............................... 2.00% 06/24/11   38,350,000      38,439,891
   Oesterreichische Kontrollbank AG................. 4.75% 11/08/11   25,000,000      25,543,935
   (r)Sanofi-Aventis................................ 0.36% 03/28/12   75,000,000      75,000,000
                                                                     -----------     -----------
Total Yankee Dollars (Amortized Cost $251,667,840)                   250,350,000     251,667,840
                                                                     -----------     -----------
Commercial Paper-- 59.2%
   (y)++ANZ National International Ltd.............. 0.32% 05/09/11   15,000,000      14,998,933
   (y)++ANZ National International Ltd.............. 0.30% 06/02/11   50,000,000      49,986,889
   (y)++ANZ National International Ltd.............. 0.34% 07/26/11   15,000,000      14,987,996
   (y)++ANZ National International Ltd.............. 0.33% 07/29/11   50,000,000      49,959,208
   (y)++ANZ National International Ltd.............. 0.37% 08/03/11   50,000,000      49,951,694
   (y)++ANZ National International Ltd.............. 0.32% 08/10/11   75,000,000      74,932,667
   (y)++Archer Daniels Midland Co................... 0.27% 05/02/11   15,000,000      14,999,888
   (y)++Archer Daniels Midland Co................... 0.28% 05/06/11   10,600,000      10,599,588
   (y)++Archer Daniels Midland Co................... 0.14% 06/02/11   50,000,000      49,993,778
   (y)++ASB Finance Ltd............................. 0.28% 05/25/11   41,500,000      41,492,253
   (y)Bank Of America Corp.......................... 0.09% 05/05/11   95,000,000      94,999,050
   (y)Bank Of America Corp.......................... 0.12% 05/10/11  125,000,000     124,996,250
   (y)Bank Of America Corp.......................... 0.15% 05/16/11  124,500,000     124,492,219
   (y)Bank Of America Corp.......................... 0.14% 05/17/11  100,000,000      99,993,778
   (y)Bank Of America Corp.......................... 0.17% 05/19/11   50,000,000      49,995,750
   (y)Bank Of Nova Scotia........................... 0.07% 05/04/11   38,000,000      37,999,778
   (y)Bank Of Nova Scotia........................... 0.40% 08/19/11   50,000,000      49,938,889
   (y)Bank Of Nova Scotia........................... 0.23% 09/19/11   31,500,000      31,471,624
   (y)Bank Of Nova Scotia........................... 0.27% 10/13/11   75,000,000      74,908,906
   (y)Barclays U.S. Funding L.L.C................... 0.10% 05/02/11   52,000,000      51,999,856
   (y)Barclays U.S. Funding L.L.C................... 0.37% 05/18/11  100,000,000      99,982,528
   (y)Barclays U.S. Funding L.L.C................... 0.33% 07/27/11   50,000,000      49,960,729
   (y)Barclays U.S. Funding L.L.C................... 0.33% 08/02/11   35,000,000      34,970,162
   (y)Barclays U.S. Funding L.L.C................... 0.33% 09/26/11  100,000,000      99,864,333
   (y)Barclays U.S. Funding L.L.C................... 0.33% 10/05/11   50,000,000      49,928,042
   (y)Barclays U.S. Funding L.L.C................... 0.29% 10/21/11   50,000,000      49,931,521
   (y)Barclays U.S. Funding L.L.C................... 0.28% 10/27/11   50,000,000      49,930,389
   (y)BNP Paribas Finance, Inc...................... 0.41% 05/17/11   25,000,000      24,995,444
   (y)BNP Paribas Finance, Inc...................... 0.34% 06/02/11   50,000,000      49,984,889
   (y)BNP Paribas Finance, Inc...................... 0.34% 06/08/11   50,000,000      49,982,056
   (y)BNP Paribas Finance, Inc...................... 0.31% 06/30/11   75,000,000      74,961,250
   (y)BNP Paribas Finance, Inc...................... 0.38% 07/11/11   50,000,000      49,962,528
   (y)BNP Paribas Finance, Inc...................... 0.37% 07/26/11   75,000,000      74,933,708
   (y)BNP Paribas Finance, Inc...................... 0.45% 10/05/11  100,000,000      99,808,111
   (y)++Caisse centrale Desjardis................... 0.25% 05/02/11   35,800,000      35,799,751
   (y)++Caisse centrale Desjardis................... 0.25% 05/04/11   75,000,000      74,998,469

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Schedule of Investments, Continued
April 30, 2011 (Unaudited)
--------------------------------------------------------------------------------


Security Description                                      Rate  Maturity Face Amount $ Amortized Value $
--------------------                                      ----  -------- ------------- -----------------
Commercial Paper -- Continued
   (y)++Caisse centrale Desjardis........................ 0.21% 07/18/11   10,000,000       9,995,450
   (y)++Caisse centrale Desjardis........................ 0.22% 07/25/11   65,000,000      64,967,003
   (y)++Caisse centrale Desjardis........................ 0.21% 07/28/11  100,000,000      99,948,667
   (y)++Caisse d'Amortissement De La Dette Sociale....... 0.27% 05/31/11  100,000,000      99,977,917
   (y)++Caisse d'Amortissement De La Dette Sociale....... 0.25% 06/03/11   38,600,000      38,591,154
   (y)++Caisse d'Amortissement De La Dette Sociale....... 0.28% 06/08/11   68,100,000      68,079,873
   (y)++Caisse d'Amortissement De La Dette Sociale....... 0.27% 06/14/11   50,000,000      49,983,500
   (y)++Caisse d'Amortissement De La Dette Sociale....... 0.29% 06/16/11  100,000,000      99,963,583
   (y)++Caisse d'Amortissement De La Dette Sociale....... 0.28% 06/23/11   71,700,000      71,670,444
   (y)++Caisse d'Amortissement De La Dette Sociale....... 0.25% 06/24/11   25,000,000      24,990,625
   (y)++Caisse d'Amortissement De La Dette Sociale....... 0.25% 07/13/11   35,000,000      34,982,257
   (y)++Caisse d'Amortissement De La Dette Sociale....... 0.28% 09/19/11   10,000,000       9,989,033
   (y)++Commonwealth Bank of Australia................... 0.30% 05/09/11   21,175,000      21,173,588
   (y)++Commonwealth Bank of Australia................... 0.26% 05/23/11   70,000,000      69,989,092
   (y)++Commonwealth Bank of Australia................... 0.26% 06/23/11   75,000,000      74,971,844
   (y)++Commonwealth Bank of Australia................... 0.24% 06/28/11   50,000,000      49,980,667
   (y)++Commonwealth Bank of Australia................... 0.22% 07/06/11   50,000,000      49,980,292
   (y)++Commonwealth Bank of Australia................... 0.33% 07/21/11   50,000,000      49,962,875
   (y)++Commonwealth Bank of Australia................... 0.18% 07/29/11   50,000,000      49,977,750
   (y)++Commonwealth Bank of Australia................... 0.32% 08/10/11   40,000,000      39,964,089
   (y)Credit Agricole North America, Inc................. 0.33% 05/03/11   85,000,000      84,998,465
   (y)Credit Agricole North America, Inc................. 0.35% 05/09/11    5,300,000       5,299,588
   (y)Credit Agricole North America, Inc................. 0.34% 05/17/11   40,000,000      39,994,044
   (y)Credit Agricole North America, Inc................. 0.33% 05/27/11  100,000,000      99,976,528
   (y)Credit Agricole North America, Inc................. 0.32% 06/01/11  100,000,000      99,974,382
   (y)Credit Agricole North America, Inc................. 0.32% 06/09/11   50,000,000      49,982,667
   (y)Credit Agricole North America, Inc................. 0.32% 06/21/11   25,000,000      24,988,667
   (y)Credit Agricole North America, Inc................. 0.31% 06/24/11    5,000,000       4,997,675
   (y)Credit Agricole North America, Inc................. 0.24% 07/12/11   50,000,000      49,976,000
   (y)Credit Agricole North America, Inc................. 0.25% 07/25/11   20,000,000      19,988,431
   (y)++Eksportfinans ASA................................ 0.10% 05/04/11  100,000,000      99,999,167
   (y)++Eksportfinans ASA................................ 0.09% 05/05/11   80,000,000      79,999,200
   (y)++Eksportfinans ASA................................ 0.12% 05/19/11   75,000,000      74,995,500
   (y)++Eksportfinans ASA................................ 0.21% 06/03/11  150,000,000     149,971,125
   (y)++Eksportfinans ASA................................ 0.17% 07/27/11   26,500,000      26,489,113
   (y)European Investment Bank........................... 0.24% 06/24/11  100,000,000      99,964,000
   (y)European Investment Bank........................... 0.23% 06/29/11  100,000,000      99,962,306
   (y)++Hydro-Quebec..................................... 0.18% 05/25/11   15,350,000      15,348,158
   (y)++IBM Corp......................................... 0.08% 05/02/11   55,000,000      54,999,878
   (y)++IBM Corp......................................... 0.08% 05/03/11  200,000,000     199,999,111
   (y)++IBM Corp......................................... 0.07% 05/04/11  100,000,000      99,999,417
   (y)JPMorgan Chase & Co................................ 0.05% 05/04/11  100,000,000      99,999,583
   (y)++KfW Bankengruppe................................. 0.27% 05/02/11   25,000,000      24,999,813
   (y)++KfW Bankengruppe................................. 0.28% 05/18/11    6,300,000       6,299,167
   (y)++KfW Bankengruppe................................. 0.25% 06/01/11   30,000,000      29,993,671
   (y)++KfW Bankengruppe................................. 0.24% 06/07/11   23,000,000      22,994,327
   (y)++KfW Bankengruppe................................. 0.24% 06/13/11   50,000,000      49,985,965
   (y)++KfW Bankengruppe................................. 0.33% 07/21/11   23,500,000      23,482,816
   (y)++National Australia Funding Delaware, Inc......... 0.19% 05/04/11   50,000,000      49,999,229
   (y)++National Australia Funding Delaware, Inc......... 0.35% 06/02/11   30,000,000      29,990,667
   (y)++National Australia Funding Delaware, Inc......... 0.23% 07/01/11   45,000,000      44,982,462
   (y)++National Australia Funding Delaware, Inc......... 0.33% 08/08/11  100,000,000      99,910,625
   (y)++National Australia Funding Delaware, Inc......... 0.29% 08/15/11   50,000,000      49,958,042
   (y)National Rural Utilities Cooperative Finance Corp.. 0.17% 05/24/11   50,000,000      49,994,569
   (y)++Nestle Capital Corp.............................. 0.19% 05/19/11   53,450,000      53,444,922
   (y)++Nestle Capital Corp.............................. 0.20% 06/13/11   85,000,000      84,979,694
   (y)++Nestle Capital Corp.............................. 0.25% 07/25/11   24,640,000      24,625,456
   (y)++Nestle Capital Corp.............................. 0.24% 08/15/11   30,000,000      29,978,800
   (y)Nestle Finance International Ltd................... 0.08% 05/02/11  150,000,000     149,999,667
   (y)Nestle Finance International Ltd................... 0.17% 05/03/11   28,150,000      28,149,734
   (y)Nordea North America, Inc.......................... 0.27% 07/18/11   29,300,000      29,282,860
   (y)Nordea North America, Inc.......................... 0.31% 09/06/11  125,000,000     124,872,889
   (y)Nordea North America, Inc.......................... 0.29% 10/06/11   70,000,000      69,912,442

                      See notes to financial statements.

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Schedule of Investments, Continued
April 30, 2011 (Unaudited)
--------------------------------------------------------------------------------

Security Description                    Rate  Maturity Face Amount $ Amortized Value $
--------------------                    ----  -------- ------------- -----------------
Commercial Paper -- Continued
   (y)Nordea North America, Inc........ 0.29% 10/13/11   35,000,000      34,954,281
   (y)Nordea North America, Inc........ 0.28% 11/02/11   15,000,000      14,978,533
   (y)++Novartis Finance Corp.......... 0.07% 05/04/11   50,000,000      49,999,708
   (y)++Novartis Finance Corp.......... 0.27% 08/08/11   97,400,000      97,333,832
   (y)++Novartis Finance Corp.......... 0.29% 09/12/11   96,050,000      95,949,048
   (y)++Novartis Finance Corp.......... 0.28% 09/14/11   20,000,000      19,978,844
   (y)++Novartis Finance Corp.......... 0.26% 09/15/11  102,000,000     101,899,077
   (y)++NRW Bank AG.................... 0.29% 05/02/11   40,000,000      39,999,678
   (y)++NRW Bank AG.................... 0.29% 05/03/11   25,000,000      24,999,597
   (y)++NRW Bank AG.................... 0.35% 05/09/11   70,000,000      69,995,022
   (y)++NRW Bank AG.................... 0.31% 06/03/11   15,000,000      14,995,738
   (y)++NRW Bank AG.................... 0.17% 06/27/11  100,000,000      99,973,083
   (y)++NRW Bank AG.................... 0.21% 07/12/11  100,000,000      99,959,000
   (y)++NRW Bank AG.................... 0.19% 07/19/11   21,500,000      21,491,036
   (y)++NRW Bank AG.................... 0.35% 08/18/11   12,000,000      11,987,283
   (y)++NRW Bank AG.................... 0.30% 08/25/11   40,000,000      39,961,333
   (y)Oesterreichische Kontrollbank AG. 0.26% 05/09/11   14,070,000      14,069,187
   (y)Oesterreichische Kontrollbank AG. 0.26% 05/10/11  122,760,000     122,752,021
   (y)Oesterreichische Kontrollbank AG. 0.26% 05/16/11   55,300,000      55,294,009
   (y)++Old Line Funding L.L.C......... 0.26% 05/11/11   64,929,000      64,924,311
   (y)++Old Line Funding L.L.C......... 0.16% 05/16/11    9,563,000       9,562,362
   (y)++Old Line Funding L.L.C......... 0.25% 05/20/11   15,000,000      14,998,021
   (y)++Old Line Funding L.L.C......... 0.26% 06/02/11    9,811,000       9,808,733
   (y)++Old Line Funding L.L.C......... 0.25% 06/08/11   36,029,000      36,019,492
   (y)++Old Line Funding L.L.C......... 0.25% 06/09/11  100,073,000     100,045,897
   (y)++Old Line Funding L.L.C......... 0.24% 06/21/11   52,000,000      51,982,320
   (y)++Old Line Funding L.L.C......... 0.18% 06/24/11    5,000,000       4,998,650
   (y)++Old Line Funding L.L.C......... 0.24% 06/27/11   69,830,000      69,803,404
   (y)++Old Line Funding L.L.C......... 0.23% 06/29/11   80,061,000      80,030,821
   (y)++Old Line Funding L.L.C......... 0.20% 07/21/11   20,000,000      19,991,000
   (y)++Old Line Funding L.L.C......... 0.19% 07/28/11   20,000,000      19,990,711
   (y)PACCAR Financial Corp............ 0.23% 05/06/11    9,250,000       9,249,705
   (y)PACCAR Financial Corp............ 0.23% 05/12/11   34,100,000      34,097,604
   (y)PACCAR Financial Corp............ 0.23% 06/24/11   30,100,000      30,089,615
   (y)PACCAR Financial Corp............ 0.19% 07/21/11   25,590,000      25,579,060
   (y)++PepsiCo, Inc................... 0.09% 05/03/11   50,000,000      49,999,750
   (y)++PepsiCo, Inc................... 0.08% 05/05/11   13,500,000      13,499,880
   (y)++Province of Quebec............. 0.17% 05/18/11   50,000,000      49,995,986
   (y)++Province of Quebec............. 0.22% 10/11/11  154,000,000     153,837,657
   (y)Queensland Treasury Corp......... 0.33% 09/29/11   50,000,000      49,930,792
   (y)Rabobank USA Financial Corp...... 0.24% 06/17/11   16,985,000      16,979,678
   (y)Rabobank USA Financial Corp...... 0.34% 09/01/11   25,000,000      24,970,958
   (y)Rabobank USA Financial Corp...... 0.34% 09/06/11   30,000,000      29,963,733
   (y)Rabobank USA Financial Corp...... 0.34% 09/16/11   25,000,000      24,967,417
   (y)Rabobank USA Financial Corp...... 0.31% 10/04/11   45,000,000      44,939,550
   (y)++Roche Holdings, Inc............ 0.15% 05/03/11    4,142,000       4,141,965
   (y)++Roche Holdings, Inc............ 0.16% 05/16/11    3,460,000       3,459,769
   (y)++Roche Holdings, Inc............ 0.16% 05/17/11   30,000,000      29,997,867
   (y)++Rockwell Collins, Inc.......... 0.09% 05/04/11   30,000,000      29,999,775
   (y)++Rockwell Collins, Inc.......... 0.14% 05/20/11  112,565,000     112,556,829
   (y)++Sanofi-Aventis................. 0.30% 07/19/11  100,000,000      99,935,264
   (y)++Sanofi-Aventis................. 0.33% 09/20/11  100,000,000      99,869,833
   (y)++Sanofi-Aventis................. 0.28% 10/12/11   36,120,000      36,073,927
   (y)++Sanofi-Aventis................. 0.36% 10/18/11   50,000,000      49,916,181
   (y)++Sheffield Receivables Corp..... 0.27% 05/03/11    5,000,000       4,999,925
   (y)++Sheffield Receivables Corp..... 0.26% 05/04/11   35,000,000      34,999,242
   (y)++Sheffield Receivables Corp..... 0.26% 05/05/11   50,000,000      49,998,556
   (y)++Sheffield Receivables Corp..... 0.24% 05/10/11   54,246,000      54,242,745
   (y)++Sheffield Receivables Corp..... 0.26% 05/13/11   24,600,000      24,597,868
   (y)++Sheffield Receivables Corp..... 0.26% 05/16/11   40,000,000      39,995,667
   (y)++Sheffield Receivables Corp..... 0.26% 05/18/11   31,500,000      31,496,132
   (y)++Sheffield Receivables Corp..... 0.17% 05/24/11   85,992,000      85,982,660
   (y)++Sheffield Receivables Corp..... 0.26% 05/26/11   10,000,000       9,998,194

                      See notes to financial statements.

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Schedule of Investments, Continued
April 30, 2011 (Unaudited)
--------------------------------------------------------------------------------

Security Description                                     Rate  Maturity Face Amount $  Amortized Value $
--------------------                                     ----  -------- -------------- -----------------
Commercial Paper -- Continued
   (y)++Sheffield Receivables Corp...................... 0.15% 05/31/11     14,998,000      14,996,125
   (y)++Sheffield Receivables Corp...................... 0.17% 06/01/11     15,000,000      14,997,804
   (y)++Sheffield Receivables Corp...................... 0.19% 06/14/11     10,000,000       9,997,678
   (y)++Sheffield Receivables Corp...................... 0.17% 06/27/11     85,000,000      84,977,121
   (y)++Societe de Prise de Participation de l'Etat..... 0.09% 05/03/11     15,000,000      14,999,925
   (y)Svenska Handelsbank, Inc.......................... 0.29% 05/24/11     30,000,000      29,994,537
   (y)Svenska Handelsbank, Inc.......................... 0.23% 08/15/11    100,000,000      99,932,278
   (y)++Sysco Corp...................................... 0.08% 05/02/11    162,000,000     161,999,658
   (y)++The Coca-Cola Co................................ 0.20% 05/09/11    100,000,000      99,995,556
   (y)++Total Capital Canada Ltd........................ 0.08% 05/03/11    157,000,000     156,999,302
   (y)++Total Capital Canada Ltd........................ 0.31% 07/19/11     64,000,000      63,956,462
   (y)++Total Capital Canada Ltd........................ 0.36% 09/08/11     88,300,000      88,185,271
   (y)++Total Capital Canada Ltd........................ 0.31% 09/15/11    100,000,000      99,882,028
   (y)Toyota Motor Credit Corp.......................... 0.28% 06/01/11     50,000,000      49,987,944
   (y)Toyota Motor Credit Corp.......................... 0.40% 06/07/11     35,000,000      34,985,611
   (y)Toyota Motor Credit Corp.......................... 0.32% 06/21/11     75,000,000      74,966,000
   (y)Toyota Motor Credit Corp.......................... 0.29% 06/29/11     25,000,000      24,988,118
   (y)Toyota Motor Credit Corp.......................... 0.28% 07/25/11     58,850,000      58,811,684
   (y)Toyota Motor Credit Corp.......................... 0.33% 08/10/11     50,000,000      49,953,708
   (y)Toyota Motor Credit Corp.......................... 0.30% 08/15/11     50,000,000      49,955,833
   (y)Toyota Motor Credit Corp.......................... 0.32% 09/21/11     70,000,000      69,911,022
   (y)Toyota Motor Credit Corp.......................... 0.36% 09/28/11     23,400,000      23,365,388
   (y)Toyota Motor Credit Corp.......................... 0.31% 10/06/11     14,000,000      13,981,259
   (y)Toyota Motor Credit Corp.......................... 0.30% 10/12/11     25,000,000      24,965,833
                                                                        --------------  --------------
Total Commercial Paper (Amortized Cost $10,111,449,390)                 10,116,039,000  10,111,449,390
                                                                        --------------  --------------
Yankee Certificates of Deposit-- 13.4%
   (r)Bank Of Nova Scotia Houston....................... 0.22% 10/18/11    100,000,000     100,000,000
   (r)Bank Of Nova Scotia Houston....................... 0.49% 01/06/12     13,900,000      13,917,576
   (r)Bank Of Nova Scotia Houston....................... 0.56% 03/05/12     76,285,000      76,439,062
   (r)Bank Of Nova Scotia Houston....................... 0.56% 03/12/12    108,300,000     108,517,919
   (r)National Australia Bank........................... 0.33% 12/01/11     52,000,000      52,001,168
   (r)National Australia Bank NY........................ 0.32% 10/05/11     50,000,000      50,002,717
   (r)National Australia Bank NY........................ 0.31% 11/09/11    100,000,000     100,002,705
   Nordea Bank Finland NY............................... 0.38% 06/20/11     50,000,000      50,000,000
   (r)Nordea Bank Finland NY............................ 0.58% 10/14/11     31,555,000      31,592,738
   (r)Nordea Bank Finland NY............................ 0.57% 10/20/11     15,000,000      15,018,720
   (r)Nordea Bank Finland NY............................ 0.52% 02/01/12     75,000,000      75,103,037
   (r)Nordea Bank Finland NY............................ 0.56% 02/03/12     25,000,000      25,045,244
   (r)Nordea Bank Finland NY............................ 0.58% 04/13/12     21,410,000      21,464,455
   (r)Rabobank Nederland NV NY.......................... 0.33% 08/30/11    100,000,000     100,000,000
   Rabobank Nederland NV NY............................. 0.34% 09/09/11     20,000,000      20,000,000
   (r)Rabobank Nederland NV NY.......................... 0.31% 10/07/11     75,000,000      75,000,000
   (r)Rabobank Nederland NV NY.......................... 0.31% 10/12/11     45,000,000      44,992,425
   (r)Rabobank Nederland NV NY.......................... 0.34% 04/02/12    100,000,000     100,000,000
   (r)Royal Bank Of Canada NY........................... 0.71% 06/23/11     33,700,000      33,720,528
   (r)Royal Bank Of Canada NY........................... 0.27% 07/19/11     25,000,000      25,000,752
   (r)Royal Bank Of Canada NY........................... 0.31% 01/27/12     30,400,000      30,413,799
   (r)Royal Bank Of Canada NY........................... 0.30% 04/10/12    100,000,000     100,000,000
   (r)Svenska Handelsbanken............................. 0.52% 01/30/12      8,120,000       8,133,692
   (r)Svenska Handelsbanken............................. 0.48% 03/29/12    100,000,000     100,146,139
   Svenska Handelsbanken NY............................. 0.35% 08/08/11     50,000,000      50,000,681
   Svenska Handelsbanken NY............................. 0.35% 08/15/11     50,000,000      50,000,730
   The Toronto-Dominion Bank Ltd. NY.................... 0.30% 05/10/11    100,000,000     100,000,000
   The Toronto-Dominion Bank Ltd. NY.................... 0.34% 09/30/11     25,000,000      25,000,000
   (r)The Toronto-Dominion Bank Ltd. NY................. 0.28% 10/28/11    215,000,000     215,000,000
   (r)The Toronto-Dominion Bank Ltd. NY................. 0.31% 01/12/12     90,000,000      90,000,000
   (r)The Toronto-Dominion Bank Ltd. NY................. 0.00% 05/04/12     50,000,000      50,000,000
   (r)Westpac Banking Corp NY........................... 0.32% 10/04/11    150,000,000     150,000,000
   (r)Westpac Banking Corp NY........................... 0.31% 10/12/11     36,000,000      36,000,459
   (r)Westpac Banking Corp NY........................... 0.31% 11/08/11     70,000,000      69,999,419

                      See notes to financial statements.

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Schedule of Investments, Continued
April 30, 2011 (Unaudited)
--------------------------------------------------------------------------------

Security Description                                                          Rate  Maturity Face Amount $ Amortized Value $
--------------------                                                          ----  -------- ------------- -----------------
Yankee Certificates of Deposit -- Continued
   (r)Westpac Banking Corp NY................................................ 0.32% 12/09/11   100,000,000      100,000,000
                                                                                             -------------  ---------------
Total Yankee Certificates of Deposit (Amortized Cost $2,292,513,965).........                2,291,670,000    2,292,513,965
                                                                                             -------------  ---------------
Repurchase Agreements-- 16.4%
   Bank Of America (Purchased on 04/29/11, Proceeds at maturity
     $500,001,250 collateralized by U.S. Government Backed Securities,
     0.00% - 6.25%, 06/01/11 - 04/12/21, market value $510,004,767).......... 0.03% 05/02/11   500,000,000      500,000,000
   Barclays Bank (Purchased on 04/29/11, Proceeds at maturity $100,000,250 collateralized by U.S Treasury Note, 2.63%, 08/15/20, market value
     $102,000,023)........................................................... 0.03% 05/02/11   100,000,000      100,000,000
   Barclays Bank (Purchased on 04/29/11, Proceeds at maturity $600,002,500 collateralized by U.S Government Backed Securities, 2.13% - 3.13%,
     12/16/11 - 12/28/12, market value $612,000,001)......................... 0.05% 05/02/11   600,000,000      600,000,000
   Deutsche Bank (Purchased on 04/29/11, Proceeds at maturity
     $700,001,750 collateralized by U.S Government Backed Securities,
     0.00% - 5.00%, 05/04/11 - 03/23/21, market value $714,003,212).......... 0.03% 05/02/11   700,000,000      700,000,000
   Morgan Stanley (Purchased on 04/29/11, Proceeds at maturity
     $250,000,625 collateralized by Federal National Mortgage Association,
     0.88% - 2.75%, 01/12/12 - 08/17/15, market value $255,000,454).......... 0.03% 05/02/11   250,000,000      250,000,000
   The Toronto Dominion Bank NY (Purchased on 04/29/11, Proceeds at
     maturity $650,001,625 collateralized by U.S Treasury Securities, 1.88%
     - 2.13%, 07/15/15 - 02/15/41, market value $663,000,044)................ 0.03% 05/02/11   650,000,000      650,000,000
                                                                                             -------------  ---------------
Total Repurchase Agreements (Amortized Cost $2,800,000,000)..................                2,800,000,000    2,800,000,000
                                                                                             -------------  ---------------
Time Deposit-- 1.8%
   Royal Bank Of Canada...................................................... 0.08% 05/02/11   305,000,000      305,000,000
                                                                                             -------------  ---------------
Total Time Deposits (Amortized Cost $305,000,000)............................                  305,000,000      305,000,000
                                                                                             -------------  ---------------
Other Investments-- 2.7%
   (r)Citibank Dollar On Deposit Cash Account................................ 0.05% 05/02/11   460,842,809      460,842,809
                                                                                             -------------  ---------------
Total Other Investments (Amortized Cost $460,842,809)........................                  460,842,809      460,842,809
                                                                                             -------------  ---------------
Total Investments (Amortized Cost $17,086,362,873) -- 100.0%.................                               $17,086,362,873
                                                                                                            ===============

(r)  The adjustable/variable rate shown is effective as of 04/30/11.
(y)  The rate shown is the effective yield.
++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by Board of Trustees. The aggregate value of these securities at April 30, 2011 was $6,140,527,746 which represented 35.9% of the total investments of the Fund.
AG   Aktiengesellschaft (German & Swiss stock corporation)
ASA  Allmennaksjeselskap (Norwegian Stock company)
B.V. Besloten Vennootschap. (Netherlands and Belgium Limited Liability Company) L.L.C.Limited Liability Company
P.L.C.Public Limited Company

                      See notes to financial statements.

The DFA Short Term Investment Fund
Statement of Assets and Liabilities
April 30, 2011
(Unaudited)

Assets:
Investments, at value and cost...................................................... $14,286,362,873
Repurchase agreements, at value and cost............................................   2,800,000,000
                                                                                     ---------------
       Total Investments............................................................  17,086,362,873
                                                                                     ---------------
Interest receivable.................................................................       3,385,020
Prepaid expenses....................................................................          30,371
                                                                                     ---------------
       Total Assets.................................................................  17,089,778,264
                                                                                     ---------------
Liabilities:
Distributions payable...............................................................       2,338,658
Securities purchased payable........................................................      91,443,637
Accrued expenses and other payables:
   Investment advisory..............................................................         677,001
   Administration...................................................................          67,705
   CCO..............................................................................           2,953
   Professional.....................................................................          96,749
   Trustee..........................................................................          77,759
   Other............................................................................           2,926
                                                                                     ---------------
       Total Liabilities............................................................      94,707,388
                                                                                     ---------------
Net Assets.......................................................................... $16,995,070,876
                                                                                     ===============
Net Assets consist of:
Capital............................................................................. $16,995,034,335
Undistributed net investment income.................................................          14,996
Accumulated net realized gains from investment transactions.........................          21,545
                                                                                     ---------------
Net Assets.......................................................................... $16,995,070,876
                                                                                     ===============
Shares of beneficial interest (unlimited number of shares authorized, no par value).  16,995,034,335
Net Asset Value (offering and redemption price per share)........................... $          1.00

                      See notes to financial statements.

The DFA Short Term Investment Fund
Statement of Operations
For the Six Months Ended April 30, 2011
(Unaudited)

          Investment Income:
          Interest........................................ $18,454,526
          Dividend........................................     307,914
                                                           -----------
             Total Investment Income......................  18,762,440
                                                           -----------
          Expenses:
          Investment advisory fees........................   3,589,767
          Administration fees.............................     359,003
          CCO fees........................................      13,818
          Professional fees...............................      63,766
          Trustee fees....................................      80,203
          Other fees......................................      42,900
                                                           -----------
             Net Expenses.................................   4,149,457
                                                           -----------
          Net Investment Income...........................  14,612,983
                                                           -----------
          Net Realized Gains from Securities Transactions.      21,545
                                                           -----------
          Change in Net Assets Resulting From Operations.. $14,634,528
                                                           ===========

                      See notes to financial statements.

The DFA Short Term Investment Fund
Statements of Changes in Net Assets

                                                              For the             For the
                                                          Six Months Ended      Period Ended
                                                           April 30, 2011   October 31, 2010 (a)
                                                          ----------------  --------------------
                                                            (Unaudited)
From Investment Activities:
Operations:
   Net investment income................................. $     14,612,983    $     22,806,584
   Net realized gains from investment transactions.......           21,545              53,439
                                                          ----------------    ----------------
Change in net assets from operations.....................       14,634,528          22,860,023
                                                          ----------------    ----------------
Distributions to Shareholders:
   From net investment income............................      (14,612,983)        (22,806,584)
   From net realized gains...............................               --             (38,443)
                                                          ----------------    ----------------
Changes in net assets from distributions to shareholders.      (14,612,983)        (22,845,027)
                                                          ----------------    ----------------
Capital Transactions:
   Proceeds from shares issued...........................   24,436,812,046      54,043,859,889
   Cost of shares redeemed...............................  (21,256,812,046)     40,228,825,554
                                                          ----------------    ----------------
Change in net assets from capital transactions...........    3,180,000,000      13,815,034,335
                                                          ----------------    ----------------
Change in net assets.....................................    3,180,021,545      13,815,049,331
                                                          ----------------    ----------------
Net Assets:
Beginning of period......................................   13,815,049,331                  --
                                                          ----------------    ----------------
End of period............................................ $ 16,995,070,876    $ 13,815,049,331
                                                          ================    ================
Undistributed net investment income...................... $         14,996    $         14,996
                                                          ================    ================
Shares Transactions:
   Shares issued.........................................   24,436,812,046      54,043,859,889
   Shares redeemed.......................................  (21,256,812,046)    (40,228,825,554)
                                                          ----------------    ----------------
Change in shares.........................................    3,180,000,000      13,815,034,335
                                                          ----------------    ----------------

(a)For the Period February 1, 2010 (commencement of operations) to October 31, 2010.

                      See notes to financial statements.

The DFA Short Term Investment Fund
Financial Highlights


                                                      For the Six          For the
                                                      Months Ended       Period Ended
                                                     April 30, 2011  October 31, 2010 (a)
                                                     --------------  --------------------
                                                      (Unaudited)
Net Asset Value, Beginning of Period                  $      1.00        $      1.00
Investment Activities:
   Net Investment Income............................          -- (b)             -- (b)
   Net Realized and Unrealized Gains on Investments.          -- (b)             -- (b)
                                                      -----------        -----------
Total from Investment Activities....................           --                 --
                                                      -----------        -----------
Distributions to shareholders from:
   Net Investment Income............................          -- (b)             -- (b)
   Net Realized Gains...............................          -- (b)             -- (b)
                                                      -----------        -----------
Total Distributions                                           -- (b)             -- (b)
                                                      -----------        -----------
Net Asset Value, End of Period                        $      1.00        $      1.00
                                                      ===========        ===========
Total Return(c).....................................         0.10%              0.17%
Supplemental Data:
Net Assets, End of Period (000's)...................  $16,995,071        $13,815,049
Ratios to Average Net Assets:
Net Investment Income(d)............................         0.20%              0.23%
Expenses(d).........................................         0.06%              0.06%

(a)For the Period February 1, 2010 (commencement of operations) to October 31, 2010.
(b)Amount less than $0.005.
(c)Not annualized.
(d)Annualized.

                      See notes to financial statements.

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Notes to Financial Statement (Unaudited)
April 30, 2011
--------------------------------------------------------------------------------

A. Organization

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust consists of eleven investment portfolios of which one is included in this report, The DFA Short Term Investment Fund (the "Fund"), and ten are presented in separate reports.

The investment objective of the Fund is to seek to provide a high level of current income that the Advisor (as hereinafter defined) believes is consistent with stability of principal and the maintenance of liquidity. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Trustees of the Trust (the "Board"), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust's policies and for overseeing the management of the Trust. Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. Significant Accounting Policies

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation - The Fund seeks to maintain a constant net asset value of $1.00 per share by use of the amortized cost method of asset valuation, which approximates market value, pursuant to procedures adopted by the Board. If amortized cost no longer approximates market value, the Fund will use pricing and valuation procedures approved by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    .  Level 1 - quoted prices in active markets for identical assets

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

When determining the fair value of the Fund's investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of April 30, 2011.

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Notes to Financial Statement (Unaudited)
April 30, 2011
--------------------------------------------------------------------------------

The following table provides the fair value measurements of the Fund's investments by level within the fair value hierarchy as of April 30, 2011:

                                       LEVEL 1        LEVEL 2         LEVEL 3
                                    Investments in Investments in  Investments in
                                      Securities     Securities      Securities
                                    -------------- --------------- --------------
The DFA Short Term Investment Fund
   Corporate Bonds.................      $--       $   864,888,869      $--
   Yankee Dollars..................       --           251,667,840       --
   Commercial Paper................       --        10,111,449,390       --
   Yankee Certificates of Deposit..       --         2,292,513,965       --
   Repurchase Agreements...........       --         2,800,000,000       --
   Time Deposits...................       --           305,000,000       --
   Other Investments...............       --           460,842,809       --
                                         ---       ---------------      ---
Total                                    $--       $17,086,362,873      $--
                                         ===       ===============      ===

2. Deferred Compensation Plan - Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Security Transactions and Related Income - Investment transactions are accounted for on trade date. The Fund declares a distribution daily of its net income and normally distributes any net investment income monthly. Any capital gains will be distributed no less frequently than annually. The Fund does not expect to realize any long-term capital gains and losses. Interest income is recognized on an accrual basis and includes amortization or accretion of a premium or discount. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period.

4. Allocations - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective Funds in the Trust based upon relative net assets or on another reasonable basis.

C. Federal Income Taxes

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S federal income tax regulation, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010, attributable to distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share:

            Increase in Undistributed  Decrease in Accumulated Net
             Net Investment Income           Realized Gains
            -------------------------  ---------------------------
                    $14,996...........         $(14,996)

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Notes to Financial Statements (Unaudited)
April 30, 2011
--------------------------------------------------------------------------------


As of April 30, 2011, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were equal to the amounts reported for financial reporting purposes.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund's financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally, the last four tax year ends and the interim tax period since then).

The tax character of distributions paid to shareholders during the period ended October 31, 2010 were as follows:

                                     Distributions Paid From
                                    -------------------------
                                    Net Investment Tax-Exempt Total Distributions
                                        Income       Income          Paid
                                    -------------- ---------- -------------------
The DFA Short Term Investment Fund.  $22,845,027      $--         $22,845,027

As of October 31, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                  Undistributed
                               -------------------                                                          Total
                                                                             Accumulated    Unrealized   Accumulated
                               Ordinary Tax-Exempt Accumulated Distributions Capital and  Appreciation/   Earnings
                                Income    Income    Earnings      Payable    Other Losses (Depreciation)  (Deficit)
                               -------- ---------- ----------- ------------- ------------ -------------- -----------
The DFA Short Term Investment
  Fund........................ $138,258    $--      $138,258        $--          $--           $--        $138,258

D. Financial Instruments

Repurchase Agreements - The Fund may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required at all times, to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

E. Related Party Transactions

Investment Manager - Dimensional Fund Advisors LP (the "Advisor" or "DFA") serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the "Investment Management Agreement"), the Advisor manages the investment and reinvestment of the Fund's assets. DFA has served as the Fund's investment manager since the Fund's commencement of operations. Pursuant to the terms of the Investment Management Agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Notes to Financial Statements (Unaudited)
April 30,2011
--------------------------------------------------------------------------------


Fees Paid to Officers - Certain officers of the Advisor are also officers of the Fund; however, such officers (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. Amounts paid to the Fund's CCO are reflected on the Statement of Operations as "CCO fees".

Administrator and Custodian - Citi Fund Services Ohio, Inc. serves as the Administrator and Citibank, N.A. serves as the Custodian of the Fund. Pursuant to the terms of the Master Services Agreement, the Administrator receives a fee payable monthly from the Fund at an annual rate of 0.005% of the average daily net assets.

F. Interest Rate and Credit Risks

The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Adviser to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

G. Line of Credit:

Dimensional-advised portfolios have entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. The Fund was added to the line of credit on June 17, 2010. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Fund under this line of credit during the six months ended April 30, 2011.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. There were no borrowings by the Fund under this line of credit during the six months ended April 30, 2011.

H. New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Notes to Financial Statements (Unaudited)
April 30, 2011
--------------------------------------------------------------------------------

I. Subsequent Events

Management has evaluated the impact of all subsequent events and transactions through the date this financial statement was issued and there are no subsequent events to report.

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Supplemental Information (Unaudited)
April 30, 2011
--------------------------------------------------------------------------------

Expense Example

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                  Annualized
                                      Beginning      Ending      Expense Paid    Expense Ratio
                                    Account Value Account Value During Period *  During Period
                                       11/1/10      04/30/11    11/1/10-4/30/11 11/1/10-4/30/11
                                    ------------- ------------- --------------- ---------------
The DFA Short Term Investment Fund.   $1,000.00     $1,001.00        $0.30           0.06%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from November 1, 2010 to April 30, 2011 divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  Annualized
                                      Beginning      Ending      Expense Paid    Expense Ratio
                                    Account Value Account Value During Period *  During Period
                                       11/1/10      04/30/11    11/1/10-4/30/11 11/1/10-4/30/11
                                    ------------- ------------- --------------- ---------------
The DFA Short Term Investment Fund.   $1,000.00     $1,024.50        $0.30           0.06%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from November 1, 2010 to April 30, 2011 divided by the number of days in the fiscal year.

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Supplemental Information (Unaudited)
April 30, 2011
--------------------------------------------------------------------------------

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1/st/ and ending June 30/th/.

Portfolio Holding Information

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc. or the Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the quarter. The schedule of Portfolio Holdings for the Fund in this report is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.goc, or the may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for the information on the operation of the Public Reference Room).

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Board Approval of Investment Advisory Agreement (Unaudited)
April 30, 2011
--------------------------------------------------------------------------------

At the Board meeting held on December 17, 2010 (the "Meeting"), the Board of Trustees of the Trust (the "Board") considered the approval of the investment management agreement ("Advisory Agreement") for the Fund.

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that the performance of the Fund was reasonable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

--------------------------------------------------------------------------------

The DFA Short Term Investment Fund
Board Approval of Investment Advisory Agreement (Unaudited)
April 30, 2011
--------------------------------------------------------------------------------

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.  INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in its report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of          Relationship to Series of the Registrant
Investments is Provided

---------------------------------------------------------------------------------------
The U.S. Large Cap Value Series                        Series of Registrant

---------------------------------------------------------------------------------------
The DFA International Value Series                     Series of Registrant

---------------------------------------------------------------------------------------
The Japanese Small Company Series                      Series of Registrant

---------------------------------------------------------------------------------------
The Asia Pacific Small Company Series                  Series of Registrant

---------------------------------------------------------------------------------------
The United Kingdom Small Company Series                Series of Registrant

---------------------------------------------------------------------------------------
The Continental Small Company Series                   Series of Registrant

---------------------------------------------------------------------------------------
The Canadian Small Company Series                      Series of Registrant

---------------------------------------------------------------------------------------
The Emerging Markets Series                            Series of Registrant

---------------------------------------------------------------------------------------
The Emerging Markets Small Cap Series                  Series of Registrant

---------------------------------------------------------------------------------------
The Tax-Managed U.S. Marketwide Value Series           Series of Registrant


                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

    ADR...... American Depository Receipt
    FHLMC.... Federal Home Loan Mortgage Corporation
    FNMA..... Federal National Mortgage Association
    GDR...... Global Depository Receipt
    NVDR..... Non-Voting Depository Receipt
    P.L.C.... Public Limited Company
    STRIP.... Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes

    +       See Security Valuation Note within the Notes to Schedules of Investments.
    ++      Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
    *       Non-Income Producing Securities.
    #       Total or Partial Securities on Loan.
    @       Security purchased with cash proceeds from securities on loan.
    .       Security is being fair valued as of April 30, 2011.
    (r)     The adjustable or variable rate shown is effective as of April 30, 2011.
    --      Amounts designated as -- are either zero or rounded to zero.
    (S)     Affiliated Fund.
    ##      Par amount of collateral is a part of a pooled collateral facility. Value is indicative of the value allocated to this Series as a part of this facility.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                        Shares           Value+
                                                        ------           -----
 COMMON STOCKS -- (95.1%)..........................
 Consumer Discretionary -- (15.5%).................
     Carnival Corp.................................  2,260,335   $   86,050,953
     CBS Corp. Class A.............................      7,136          180,898
     CBS Corp. Class B.............................  3,870,469       97,613,228
    *Clear Channel Outdoor Holdings, Inc. Class A..    168,216        2,314,652
     Comcast Corp. Class A......................... 11,535,742      302,697,870
     Comcast Corp. Special Class A.................  3,843,964       94,369,316
    #Dillard's, Inc. Class A.......................     36,224        1,739,476
    #DR Horton, Inc................................  1,298,657       16,155,293
   #*Education Management Corp.....................        478            8,862
     Foot Locker, Inc..............................    700,602       15,076,955
     Fortune Brands, Inc...........................    742,497       48,321,705
   #*GameStop Corp. Class A........................    462,200       11,869,296
     Gannett Co., Inc..............................     29,720          447,583
    *Hyatt Hotels Corp. Class A....................      7,500          332,325
    #J.C. Penney Co., Inc..........................  1,058,650       40,705,092
     Kohl's Corp...................................      7,480          394,271
    #Lennar Corp. Class A..........................    802,616       15,241,678
     Lennar Corp. Class B Voting...................      3,891           59,377
    *Liberty Media Corp. Interactive Class A.......  3,585,265       62,670,432
   #*Liberty Media-Starz Corp. Series A............    295,430       22,703,796
     Macy's, Inc...................................    148,821        3,558,310
   #*MGM Resorts International.....................  2,598,118       32,892,174
   #*Mohawk Industries, Inc........................    392,417       23,560,717
    #News Corp. Class A............................  9,024,175      160,810,799
    #News Corp. Class B............................  3,247,295       61,373,876
    *Penn National Gaming, Inc.....................    154,328        6,174,663
     Phillips-Van Heusen Corp......................     63,872        4,497,228
   #*Pulte Group, Inc..............................  1,235,184       10,042,046
   #*Royal Caribbean Cruises, Ltd..................  1,043,290       41,543,808
   #*Sears Holdings Corp...........................    595,638       51,206,999
     Service Corp. International...................     74,205          873,393
    *Signet Jewelers, Ltd. ADR.....................     18,531          810,731
     Stanley Black & Decker, Inc...................    201,237       14,619,868
    #Time Warner Cable, Inc........................  2,004,056      156,576,895
    #Time Warner, Inc..............................  6,251,359      236,676,452
   #*Toll Brothers, Inc............................    912,316       19,167,759
    #Washington Post Co. Class B...................     36,180       15,770,862
     Wendy's/Arby's Group, Inc. Class A............    576,644        2,779,424
    #Whirlpool Corp................................     20,640        1,778,755
    #Wyndham Worldwide Corp........................    879,722       30,447,178
                                                                 --------------
 Total Consumer Discretionary......................               1,694,114,995
                                                                 --------------

 Consumer Staples -- (7.3%)
     Archer-Daniels-Midland Co.....................  2,981,045      110,358,286
    #Bunge, Ltd....................................    436,733       32,947,138
    *Constellation Brands, Inc. Class A............    933,566       20,902,543
    #Corn Products International, Inc..............    260,094       14,331,179
     CVS Caremark Corp.............................  6,816,437      247,027,677
     J.M. Smucker Co...............................    561,176       42,127,482
     Kraft Foods, Inc. Class A.....................  6,193,330      207,972,021
     Molson Coors Brewing Co. Class B..............    798,416       38,922,780
   #*Ralcorp Holdings, Inc.........................    219,022       17,039,912
    #Safeway, Inc..................................    513,146       12,474,579
   #*Smithfield Foods, Inc.........................    779,971       18,376,117
    #Tyson Foods, Inc. Class A.....................  1,926,959       38,346,484
                                                                 --------------
 Total Consumer Staples............................                 800,826,198
                                                                 --------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                      Shares           Value+
                                                      ------           -----
   Energy -- (16.6%)
       Anadarko Petroleum Corp...................  2,773,608   $  218,948,616
       Cabot Oil & Gas Corp......................     14,435          812,402
       Chesapeake Energy Corp....................  3,174,634      106,889,927
      #Chevron Corp..............................    639,240       69,958,426
       ConocoPhillips............................  5,825,280      459,789,350
      *Denbury Resources, Inc....................  1,002,524       22,626,967
       Devon Energy Corp.........................     53,721        4,888,611
      #Helmerich & Payne, Inc....................    513,387       34,058,094
       Hess Corp.................................  1,453,921      124,979,049
       Marathon Oil Corp.........................  3,514,978      189,949,411
       Murphy Oil Corp...........................    481,773       37,327,772
     #*Nabors Industries, Ltd....................  1,329,946       40,749,545
       National-Oilwell, Inc.....................  1,945,893      149,230,534
       Noble Energy, Inc.........................    437,344       42,103,107
      #Patterson-UTI Energy, Inc.................    732,485       22,787,608
      #Pioneer Natural Resources Co..............    577,949       59,083,726
      *Plains Exploration & Production Co........    662,929       25,217,819
     #*Pride International, Inc..................    779,980       34,248,922
       QEP Resources, Inc........................    217,827        9,307,748
      *Rowan Cos., Inc...........................    591,554       24,667,802
       Sunoco, Inc...............................    612,366       26,123,534
       Teekay Corp...............................     22,078          750,431
     #*Tesoro Petroleum Corp.....................    322,966        8,758,838
      #Tidewater, Inc............................    276,715       16,467,310
      *Unit Corp.................................      5,053          318,440
      #Valero Energy Corp........................  2,742,854       77,622,768
      *Weatherford International, Ltd............    391,596        8,450,642
                                                               --------------
   Total Energy..................................               1,816,117,399
                                                               --------------

   Financials -- (20.3%)
      *Allegheny Corp............................     19,962        6,567,636
     #*Allied World Assurance Co. Holdings, Ltd..    188,355       12,237,424
       Allstate Corp. (The)......................    364,289       12,327,540
       Alterra Capital Holdings, Ltd.............     35,444          779,059
      *American Capital, Ltd.....................    209,626        2,152,859
       American Financial Group, Inc.............    689,393       24,659,588
       American National Insurance Co............     92,565        7,321,892
      #Associated Banc-Corp......................    313,406        4,575,728
       Assurant, Inc.............................    493,401       19,588,020
      #Assured Guaranty, Ltd.....................     88,666        1,507,322
       Axis Capital Holdings, Ltd................    613,817       21,704,569
       Bank of America Corp...................... 21,876,033      268,637,685
       Capital One Financial Corp................  2,343,277      128,247,550
      *Citigroup, Inc............................ 78,417,143      359,934,686
       CME Group, Inc............................    314,577       93,042,439
       CNA Financial Corp........................  1,676,585       52,041,198
     #*E*Trade Financial Corp....................    372,036        6,041,865
      #Everest Re Group, Ltd.....................    225,379       20,536,534
      *Genworth Financial, Inc. Class A..........  2,390,330       29,138,123
       Hanover Insurance Group, Inc..............    207,879        8,776,651
       Hartford Financial Services Group, Inc....  2,160,202       62,581,052
       KeyCorp...................................  3,548,538       30,765,824
      #Legg Mason, Inc...........................    721,237       26,793,955
      #Lincoln National Corp.....................  1,587,360       49,573,253
       Loews Corp................................  2,466,987      109,188,845
       Marshall & Ilsley Corp....................  2,398,318       19,594,258
     #*MBIA, Inc.................................     51,273          529,137
       MetLife, Inc..............................  4,607,955      215,606,214
       Morgan Stanley............................  3,042,449       79,560,041
     #*NASDAQ OMX Group, Inc. (The)..............    840,414       22,775,219
      #Old Republic International Corp...........  1,432,884       18,154,640

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                     Shares           Value+
                                                     ------           -----
    Financials -- (Continued)
       #PartnerRe, Ltd..........................    136,828   $   10,995,498
        People's United Financial, Inc..........     17,617          241,177
       *Popular, Inc............................  2,230,515        7,026,122
        Protective Life Corp....................     21,172          569,739
       #Prudential Financial, Inc...............  2,197,605      139,372,109
       #Regions Financial Corp..................  5,735,171       42,096,155
       #Reinsurance Group of America, Inc.......    509,512       32,252,110
       #SunTrust Banks, Inc.....................  2,563,152       72,255,255
       #Transatlantic Holdings, Inc.............    317,183       15,633,950
       #Travelers Cos., Inc. (The)..............    729,662       46,173,011
       #Unum Group..............................  1,898,589       50,274,637
        Validus Holdings, Ltd...................    286,998        9,338,915
        Wesco Financial Corp....................     19,766        7,748,272
        White Mountains Insurance Group, Ltd....     33,498       11,975,870
       #Xl Group P.L.C..........................  1,339,810       32,718,160
       #Zions Bancorporation....................    839,514       20,526,117
                                                              --------------
    Total Financials............................               2,214,137,903
                                                              --------------

    Health Care -- (9.5%)
        Aetna, Inc..............................  1,938,699       80,223,365
      #*Alere, Inc..............................    268,703        9,979,629
      #*Boston Scientific Corp..................  5,269,831       39,471,034
       *CareFusion Corp.........................    854,180       25,087,267
        Cigna Corp..............................     21,116          988,862
      #*Community Health Systems, Inc...........    428,183       13,158,064
        Cooper Cos., Inc........................     20,654        1,546,985
       *Coventry Health Care, Inc...............    634,603       20,478,639
       *Health Net, Inc.........................     20,828          693,572
       *Hologic, Inc............................  1,206,531       26,567,813
       *Humana, Inc.............................    712,843       54,261,609
       #Omnicare, Inc...........................    602,337       18,925,429
        PerkinElmer, Inc........................    350,185        9,899,730
        Pfizer, Inc............................. 14,482,035      303,543,454
       #Teleflex, Inc...........................     87,443        5,509,783
       *Thermo Fisher Scientific, Inc...........  1,994,284      119,637,097
        UnitedHealth Group, Inc.................  2,296,880      113,075,402
        WellPoint, Inc..........................  2,580,122      198,127,568
                                                              --------------
    Total Health Care...........................               1,041,175,302
                                                              --------------

    Industrials -- (12.6%)
       *Aecom Technology Corp...................     28,284          771,022
      #*AGCO Corp...............................     87,378        5,031,225
       *Armstrong World Industries, Inc.........     31,166        1,394,679
        Cintas Corp.............................     42,020        1,304,721
        Covanta Holding Corp....................    233,457        4,008,457
        CSX Corp................................  2,287,204      179,980,083
        General Electric Co..................... 15,225,603      311,363,581
      #*Hertz Global Holdings, Inc..............  1,366,323       23,514,419
      #*Huntington Ingalls Industries, Inc......     96,919        3,876,760
       #Ingersoll-Rand P.L.C....................    679,395       34,309,448
       *Kansas City Southern....................    203,745       11,839,622
        L-3 Communications Holdings, Inc........    221,909       17,794,883
        Norfolk Southern Corp...................  2,186,220      163,266,910
       #Northrop Grumman Corp...................  1,926,678      122,555,988
       *Owens Corning, Inc......................    589,248       22,297,144
       #Pentair, Inc............................    318,909       12,807,385
       *Quanta Services, Inc....................    169,657        3,678,164
       #R. R. Donnelley & Sons Co...............    572,287       10,793,333
        Republic Services, Inc..................    798,002       25,232,823
        Ryder System, Inc.......................    319,005       17,066,768
        Southwest Airlines Co...................  4,316,432       50,718,076

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                         Shares           Value+
                                                         ------           -----
Industrials -- (Continued)
   *Terex Corp......................................    420,921   $   14,639,632
    Tyco International, Ltd.........................  1,149,868       56,044,566
    Union Pacific Corp..............................  2,594,778      268,481,680
  #*URS Corp........................................    375,566       16,806,578
                                                                  --------------
Total Industrials...................................               1,379,577,947
                                                                  --------------

Information Technology -- (3.2%)
    Activision Blizzard, Inc........................  2,584,783       29,440,678
  #*AOL, Inc........................................    572,108       11,659,561
   *Arrow Electronics, Inc..........................    568,882       25,935,330
  #*Avnet, Inc......................................    704,412       25,584,244
    AVX Corp........................................    289,801        4,726,654
   *Brocade Communications Systems, Inc.............    829,329        5,183,306
    Computer Sciences Corp..........................    946,932       48,274,593
   *CoreLogic, Inc..................................    375,959        6,921,405
   *Corning, Inc....................................    384,652        8,054,613
   *EchoStar Corp...................................      1,525           56,547
    Fidelity National Information Services, Inc.....  1,227,332       40,624,689
   *IAC/InterActiveCorp.............................    662,665       23,928,833
   *Ingram Micro, Inc. Class A......................    969,555       18,159,765
  #*MEMC Electronic Materials, Inc..................    569,392        6,735,907
   *Micron Technology, Inc..........................  3,036,051       34,277,016
   *Motorola Solutions, Inc.........................    276,224       12,673,157
   *Tech Data Corp..................................     18,421          978,708
   *Vishay Intertechnology, Inc.....................     13,255          252,905
   *Western Digital Corp............................    127,662        5,080,948
    Xerox Corp......................................  3,902,021       39,371,392
   *Yahoo!, Inc.....................................    150,396        2,669,529
                                                                  --------------
Total Information Technology........................                 350,589,780
                                                                  --------------

Materials -- (2.9%)
   #Alcoa, Inc......................................  5,357,434       91,076,378
    Ashland, Inc....................................    375,339       23,301,045
   *Coeur d'Alene Mines Corp........................     77,230        2,448,963
   #Cytec Industries, Inc...........................     64,426        3,780,518
    Domtar Corp.....................................    199,193       18,528,933
   #Huntsman Corp...................................    217,513        4,535,146
    International Paper Co..........................  2,299,481       71,007,973
    MeadWestavco Corp...............................  1,023,001       34,464,904
    Reliance Steel & Aluminum Co....................    363,907       20,600,775
    Steel Dynamics, Inc.............................    862,761       15,693,623
    Temple-Inland, Inc..............................     78,779        1,853,670
   #United States Steel Corp........................     97,681        4,660,361
   #Vulcan Materials Co.............................    561,141       25,363,573
    Westlake Chemical Corp..........................      5,489          360,353
                                                                  --------------
Total Materials.....................................                 317,676,215
                                                                  --------------

Telecommunication Services -- (6.0%)
    AT&T, Inc....................................... 12,865,019      400,359,391
   #CenturyLink, Inc................................  1,452,902       59,249,344
   #Frontier Communications Corp....................    486,889        4,026,572
   *MetroPCS Communications, Inc....................  1,422,836       23,946,330
  #*Sprint Nextel Corp.............................. 13,961,200       72,319,016
    Telephone & Data Systems, Inc...................    309,373       10,382,558
    Telephone & Data Systems, Inc. Special Shares...    251,163        7,321,401
   *United States Cellular Corp.....................    265,925       13,094,147
   #Verizon Communications, Inc.....................  1,599,525       60,430,054
                                                                  --------------
Total Telecommunication Services....................                 651,128,813
                                                                  --------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                           Shares
                                                                                                           ------
Utilities -- (1.2%)
   *AES Corp........................................................................................    1,187,094
  #*Calpine Corp....................................................................................    1,832,320
   *GenOn Energy, Inc...............................................................................       61,570
   *NRG Energy, Inc.................................................................................      851,034
    Public Service Enterprise Group, Inc............................................................    1,751,371

Total Utilities.....................................................................................

TOTAL COMMON STOCKS.................................................................................


TEMPORARY CASH INVESTMENTS -- (0.1%)
     BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares............................   10,178,864


                                                                                                       Shares/
                                                                                                        Face
                                                                                                       Amount
                                                                                                     ------------
                                                                                                        (000)
SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@DFA Short Term Investment Fund..................................................................  523,266,285
    @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $1,544,114 FNMA
     3.500%, 02/01/26, valued at $1,552,540) to be repurchased at $1,507,328........................ $      1,507

TOTAL SECURITIES LENDING COLLATERAL.................................................................

TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,580,486,809)
                                                                                                                  =

                                                                                                              Value+
                                                                                                              -----
Utilities -- (1.2%)
   *AES Corp........................................................................................ $    15,717,125
  #*Calpine Corp....................................................................................      30,691,360
   *GenOn Energy, Inc...............................................................................         241,970
   *NRG Energy, Inc.................................................................................      20,595,023
    Public Service Enterprise Group, Inc............................................................      56,341,605
                                                                                                     ---------------
Total Utilities.....................................................................................     123,587,083
                                                                                                     ---------------
TOTAL COMMON STOCKS.................................................................................  10,388,931,635
                                                                                                     ---------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
     BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares............................      10,178,864
                                                                                                     ---------------






SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@DFA Short Term Investment Fund..................................................................     523,266,285
    @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $1,544,114 FNMA
     3.500%, 02/01/26, valued at $1,552,540) to be repurchased at $1,507,328........................       1,507,320
                                                                                                     ---------------
TOTAL SECURITIES LENDING COLLATERAL.................................................................     524,773,605
                                                                                                     ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,580,486,809)                                                                                10,923,884,104
                                                                                                     ===============

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                        Shares        Value++
                                                        ------        -----
   COMMON STOCKS -- (83.0%)
   AUSTRALIA -- (4.8%)
       Alumina, Ltd................................. 2,104,308   $  5,270,257
      #Alumina, Ltd. Sponsored ADR..................   172,484      1,738,639
       Amcor, Ltd................................... 2,193,597     16,861,284
       Amcor, Ltd. Sponsored ADR....................    77,103      2,370,917
       Asciano Group, Ltd........................... 1,652,988      3,000,915
      #Australia & New Zealand Banking Group, Ltd... 1,696,439     45,188,322
      #Bank of Queensland, Ltd......................   192,358      2,081,437
       Bendigo Bank, Ltd............................   525,607      5,394,054
      #BlueScope Steel, Ltd......................... 4,756,814      9,060,394
      #Boral, Ltd................................... 1,516,921      8,193,203
       Caltex Australia, Ltd........................   291,956      4,549,973
       Crown, Ltd................................... 1,072,628      9,949,388
       CSR, Ltd.....................................   968,680      3,193,423
       Downer EDI, Ltd..............................   132,490        539,357
      #Fairfax Media, Ltd........................... 4,500,769      6,528,880
       Goodman Fielder, Ltd......................... 2,376,765      2,804,987
      #Harvey Norman Holdings, Ltd..................   991,617      2,921,299
      #Incitec Pivot, Ltd........................... 4,149,937     17,175,423
       Insurance Australia Group, Ltd............... 2,421,223      9,492,817
       Lend Lease Group NL..........................   773,285      7,394,724
       Macquarie Group, Ltd.........................   568,086     21,962,749
      #National Australia Bank, Ltd................. 1,901,632     56,616,627
      *New Hope Corp., Ltd..........................    51,436        276,834
       OneSteel, Ltd................................ 2,331,726      5,466,200
       Origin Energy, Ltd........................... 1,857,216     33,316,604
      #OZ Minerals, Ltd............................. 4,190,871      6,651,859
       Primary Health Care, Ltd.....................    28,910        110,274
      *Qantas Airways, Ltd.......................... 2,850,317      6,606,231
       Santos, Ltd.................................. 1,410,263     23,436,294
       Sims Metal Management, Ltd...................   102,537      1,962,334
       Sims Metal Management, Ltd. Sponsored ADR....   124,013      2,367,408
       Sonic Healthcare, Ltd........................   331,308      4,557,022
       Suncorp Group, Ltd........................... 3,142,301     28,753,505
       TABCORP Holdings, Ltd........................ 1,526,918     12,799,695
       Tatts Group, Ltd............................. 2,263,131      5,764,084
       Toll Holdings, Ltd...........................    60,372        373,783
      #Washington H. Soul Pattinson & Co., Ltd......   113,801      1,633,743
       Wesfarmers, Ltd.............................. 2,539,298     93,023,189
                                                                 ------------
   TOTAL AUSTRALIA..................................              469,388,128
                                                                 ------------

   AUSTRIA -- (0.3%)
       Erste Group Bank AG..........................   342,508     17,292,296
       OMV AG.......................................   286,325     13,053,715
       Voestalpine AG...............................    68,767      3,383,162
                                                                 ------------
   TOTAL AUSTRIA....................................               33,729,173
                                                                 ------------

   BELGIUM -- (0.8%)
     #*Ageas SA..................................... 1,731,886      5,250,040
       Delhaize Group SA............................   219,305     18,974,598
      #Delhaize Group SA Sponsored ADR..............    52,900      4,541,994
      *Dexia SA.....................................   488,480      1,945,557
     #*KBC Groep NV.................................   313,891     12,777,578
       Solvay SA....................................   168,640     24,314,403
      #UCB SA.......................................   290,371     14,028,753
                                                                 ------------
   TOTAL BELGIUM....................................               81,832,923
                                                                 ------------

   CANADA -- (10.2%)
       Astral Media, Inc. Class A...................    40,138      1,561,570

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                   Shares        Value++
                                                                   ------        -----
CANADA -- (Continued)
   #BCE, Inc...................................................   692,027   $ 25,935,927
   #Bell Aliant, Inc...........................................   109,130      3,103,830
   #Canadian Pacific Railway, Ltd..............................   282,553     18,739,313
   #Canadian Tire Corp. Class A................................   214,347     13,660,756
   #Canadian Utilities, Ltd. Class A...........................    82,858      4,696,586
   *CGI Group, Inc.............................................   362,612      7,933,275
    Empire Co., Ltd. Class A...................................    65,500      3,717,540
   #Encana Corp................................................ 2,051,015     68,912,717
    Ensign Energy Services, Inc................................   147,084      2,840,168
   #Fairfax Financial Holdings, Ltd............................    54,722     22,099,325
   #Genworth MI Canada, Inc....................................    70,145      1,921,639
    George Weston, Ltd.........................................   141,700     10,152,558
    Goldcorp, Inc..............................................   618,668     34,583,682
   #Husky Energy, Inc..........................................   783,918     24,524,624
    Industrial Alliance Insurance & Financial Services, Inc....   168,485      7,240,501
   #Inmet Mining Corp..........................................   128,378      9,009,459
    Intact Financial Corp......................................   121,000      6,138,562
    Kinross Gold Corp..........................................   600,100      9,513,819
   #Loblaw Cos., Ltd...........................................   224,875      9,478,428
   *Lundin Mining Corp.........................................   484,110      4,738,000
   #Magna International, Inc...................................   583,936     30,006,836
   #Manitoba Telecom Services, Inc.............................    40,500      1,290,572
   #Manulife Financial Corp.................................... 3,219,919     57,820,033
   #Metro, Inc. Class A........................................   137,300      6,718,797
   #National Bank of Canada....................................   109,467      9,063,726
  #*New Gold, Inc..............................................   785,571      8,825,894
   #Nexen, Inc................................................. 1,719,282     45,482,882
   #PetroBakken Energy, Ltd....................................   150,435      2,855,586
   *Petrobank Energy & Resources, Ltd..........................    96,762      2,047,429
   *Quadra FNX Mining, Ltd.....................................   397,631      6,526,671
    Sears Canada, Inc..........................................    34,515        725,211
  #*Sino-Forest Corp...........................................   521,532     12,959,063
   #Sun Life Financial, Inc.................................... 1,494,503     48,919,049
    Suncor Energy, Inc......................................... 2,545,871    117,344,432
    Talisman Energy, Inc....................................... 2,162,345     52,221,723
    Teck Resources, Ltd. Class A...............................     3,615        199,137
    Teck Resources, Ltd. Class B............................... 1,303,030     70,828,973
   #Telus Corp. Non-Voting.....................................   365,532     18,393,467
   #Thomson Reuters Corp....................................... 1,832,184     74,282,702
   #TransAlta Corp.............................................   602,148     13,415,716
   #TransCanada Corp........................................... 1,941,948     83,556,205
    Viterra, Inc...............................................   861,686     10,354,986
    Yamana Gold, Inc........................................... 1,777,340     22,654,675
   #Yellow Media, Inc..........................................   113,179        569,394
                                                                            ------------
TOTAL CANADA...................................................              987,565,438
                                                                            ------------

DENMARK -- (1.3%)
   #A.P. Moller - Maersk A.S...................................     3,667     37,165,375
    Carlsberg A.S. Series B....................................   288,711     34,257,007
    Danisco A.S................................................   107,780     14,289,014
   *Danske Bank A.S............................................ 1,362,592     32,721,943
   *Jyske Bank A.S.............................................   111,779      5,555,458
  #*Rockwool International A.S.................................       246         32,495
    Sydbank A.S................................................    60,841      1,763,008
                                                                            ------------
TOTAL DENMARK..................................................              125,784,300
                                                                            ------------

FINLAND -- (0.7%)
   *Kesko Oyj..................................................   152,447      7,911,407
   #Neste Oil Oyj..............................................   302,274      5,720,556
   #Outokumpu Oyj..............................................   228,983      3,814,631
    Sampo Oyj..................................................   378,030     12,726,821

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                Shares        Value++
                                                                ------        -----
FINLAND -- (Continued)
   #Stora Enso Oyj Series R................................. 1,304,065   $ 15,722,121
    Stora Enso Oyj Sponsored ADR............................    91,500      1,095,255
   *UPM-Kymmene Oyj......................................... 1,166,852     23,933,637
   *UPM-Kymmene Oyj Sponsored ADR...........................    69,300      1,419,957
                                                                         ------------
TOTAL FINLAND...............................................               72,344,385
                                                                         ------------

FRANCE -- (8.3%)
   *Air France-KLM SA.......................................   320,673      5,659,998
   #AXA SA.................................................. 3,678,548     82,466,032
   #AXA SA Sponsored ADR....................................   140,900      3,158,978
    BNP Paribas SA..........................................   607,569     48,031,142
    Capgemini SA............................................   259,094     15,693,596
   #Casino Guichard Perrachon SA............................   139,152     14,641,767
    Cie de Saint-Gobain SA..................................   875,747     60,426,286
  #*Cie Generale de Geophysique - Veritas Sponsored ADR.....   141,089      4,993,140
    Cie Generale des Establissements Michelin SA Series B...   222,791     22,331,280
   #Ciments Francais SA.....................................    26,702      2,820,195
    CNP Assurances SA.......................................   289,208      6,636,726
    Credit Agricole SA...................................... 2,709,992     45,077,952
   *European Aeronautic Defence & Space Co. SA..............    58,580      1,812,528
   #GDF Suez SA............................................. 2,720,289    111,230,825
   #Groupe Eurotunnel SA....................................   545,525      5,931,116
    Lafarge SA..............................................   505,082     35,760,983
    Lagardere SCA...........................................   243,906     10,708,917
   *Natixis SA.............................................. 1,972,004     11,335,625
   *Peugeot SA..............................................   358,364     16,263,652
    PPR SA..................................................   161,317     28,841,284
   *Renault SA..............................................   500,084     30,450,598
   *Rexel SA................................................   107,337      2,938,772
  #*Sanofi-Aventis SA ADR...................................   651,672     25,754,077
    SCOR SE.................................................   199,135      6,078,949
    Societe Generale Paris SA............................... 1,255,581     83,907,846
    STMicroelectronics NV................................... 1,542,301     18,251,326
   #Vivendi SA.............................................. 3,447,034    108,081,627
                                                                         ------------
TOTAL FRANCE................................................              809,285,217
                                                                         ------------

GERMANY -- (8.1%)
   #Allianz SE..............................................   439,353     69,027,351
   #Allianz SE Sponsored ADR................................ 2,834,240     44,639,280
    Bayerische Motoren Werke AG.............................   915,762     86,217,868
    Celesio AG..............................................    69,612      1,690,907
  #*Commerzbank AG.......................................... 1,163,573      7,404,343
   *Daimler AG.............................................. 2,088,586    161,419,483
    Deutsche Bank AG........................................   965,050     62,853,121
   #Deutsche Bank AG (D18190898)............................   420,711     27,480,843
  #*Deutsche Lufthansa AG...................................   464,311     10,534,177
    Deutsche Telekom AG..................................... 2,852,483     47,140,915
   #Deutsche Telekom AG Sponsored ADR....................... 3,099,741     51,455,701
   #E.ON AG................................................. 1,598,720     54,642,935
    Fraport AG..............................................    41,329      3,300,375
    Generali Deutschland Holding AG.........................    12,911      1,673,782
   #Hannover Rueckversicherung AG...........................    74,974      4,529,318
   #Heidelberger Zement AG..................................   201,967     15,443,871
    Linde AG................................................    20,627      3,712,159
   *Merck KGaA..............................................    50,209      5,317,048
   #Munchener Rueckversicherungs-Gesellschaft AG............   412,644     68,067,628
   #Porsche Automobil Holding SE............................   334,085     24,148,830
    Salzgitter AG...........................................    79,216      6,211,356
    SCA Hygiene Products SE.................................     3,195      1,680,521
    Suedzucker AG...........................................    54,734      1,687,385
    ThyssenKrupp AG.........................................   368,208     16,928,478

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                     Shares        Value++
                                                     ------        -----
      GERMANY -- (Continued)
         #Volkswagen AG.........................     44,125   $  7,857,757
                                                              ------------
      TOTAL GERMANY.............................               785,065,432
                                                              ------------

      GREECE -- (0.1%)
        #*Alpha Bank A.E........................    288,957      1,684,550
        #*EFG Eurobank Ergasias S.A.............    385,650      2,170,707
          Hellenic Petroleum S.A................    334,517      3,563,782
         *National Bank of Greece S.A...........    208,302      1,610,709
      National Bank of Greece S.A. ADR..........    619,230        984,576
                                                              ------------
      TOTAL GREECE..............................                10,014,324
                                                              ------------

      HONG KONG -- (1.4%)
          Cathay Pacific Airways, Ltd...........    170,000        426,109
          Cheung Kong Holdings, Ltd.............     10,000        157,825
          Dah Sing Financial Holdings, Ltd......    113,650        715,296
          Great Eagle Holdings, Ltd.............    847,721      3,018,500
          Hang Lung Group, Ltd..................    477,000      3,214,274
         #Henderson Land Development Co., Ltd...  3,177,114     21,806,968
          Hong Kong & Shanghai Hotels, Ltd......  1,321,837      2,331,713
          Hopewell Holdings, Ltd................  1,064,169      3,217,843
          Hutchison Whampoa, Ltd................  5,618,000     64,322,781
          Hysan Development Co., Ltd............  1,035,259      4,840,375
         *Mongolia Energy Corp, Ltd.............  1,900,000        447,780
          New World Development Co., Ltd........  8,159,476     14,359,894
         *Orient Overseas International, Ltd....    360,500      2,764,235
          Pacific Basin Shipping, Ltd...........    301,000        186,765
         #Sino Land Co., Ltd....................    610,684      1,080,131
          Wharf Holdings, Ltd...................      7,990         58,839
         #Wheelock & Co., Ltd...................  3,482,000     14,446,681
                                                              ------------
      TOTAL HONG KONG...........................               137,396,009
                                                              ------------

      IRELAND -- (0.1%)
          CRH P.L.C.............................    211,877      5,259,504
         #CRH P.L.C. Sponsored ADR..............    247,458      6,174,077
                                                              ------------
      TOTAL IRELAND.............................                11,433,581
                                                              ------------

      ISRAEL -- (0.4%)
         *Bank Hapoalim B.M.....................  2,375,530     12,492,265
          Bank Leumi Le-Israel B.M..............  2,840,659     14,779,239
          Elbit Systems, Ltd....................     28,717      1,629,927
         *Israel Discount Bank, Ltd.............    948,013      2,006,545
         *NICE Systems, Ltd. Sponsored ADR......    107,741      4,108,164
          Partner Communications Co., Ltd.......     95,455      1,810,236
                                                              ------------
      TOTAL ISRAEL..............................                36,826,376
                                                              ------------

      ITALY -- (1.5%)
        #*Banca Monte Dei Paschi di Siena SpA...  5,698,737      7,721,993
          Banco Popolare Scarl..................    426,228      1,264,265
         *Finmeccanica SpA......................    680,162      9,190,027
          Intesa Sanpaolo SpA................... 10,123,801     33,625,792
         #Telecom Italia SpA....................  5,476,933      8,235,291
         #Telecom Italia SpA Sponsored ADR......  1,874,500     28,173,735
          UniCredit SpA......................... 15,743,876     40,545,467
         #Unione di Banche Italiane ScpA........  1,533,872     13,749,336
                                                              ------------
      TOTAL ITALY...............................               142,505,906
                                                              ------------

      JAPAN -- (16.1%)
          77 Bank, Ltd. (The)...................    737,372      3,406,225
         #AEON Co., Ltd.........................  1,886,800     22,733,204
         #Aisin Seiki Co., Ltd..................    346,600     12,225,177

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                     Shares       Value++
                                                     ------       -----
       JAPAN -- (Continued)......................
           Ajinomoto Co., Inc.................... 1,342,000   $14,924,639
           Alfresa Holdings Corp.................    85,700     3,026,273
           Amada Co., Ltd........................   821,000     6,593,360
          #Aozora Bank, Ltd......................   991,000     2,146,635
          #Asahi Kasei Corp......................   890,000     6,151,904
          #Asatsu-DK, Inc........................    32,500       852,806
           Autobacs Seven Co., Ltd...............     5,600       205,819
          #Awa Bank, Ltd. (The)..................    65,600       409,873
           Bank of Kyoto, Ltd. (The).............   739,400     6,852,066
           Bank of Yokohama, Ltd. (The).......... 1,308,000     6,479,881
           Bridgestone Corp...................... 1,240,300    27,393,779
           Canon Marketing Japan, Inc............   124,900     1,383,202
          #Casio Computer Co., Ltd...............   249,300     1,982,416
           Chiba Bank, Ltd. (The)................ 1,016,000     6,015,367
           Chugoku Bank, Ltd. (The)..............   403,800     4,705,995
           Chuo Mitsui Trust Holdings, Inc....... 5,877,629    20,235,140
           Citizen Holdings Co., Ltd.............   511,000     3,094,181
          #Coca-Cola West Co., Ltd...............   109,007     2,257,560
           Comsys Holdings Corp..................   151,700     1,587,411
          #Cosmo Oil Co., Ltd.................... 1,212,364     4,001,907
           Credit Saison Co., Ltd................   345,100     5,786,754
           Dai Nippon Printing Co., Ltd.......... 1,815,000    21,772,708
           Daicel Chemical Industries, Ltd.......   515,000     3,321,597
          #Daido Steel Co., Ltd..................   398,000     2,274,964
           Dainippon Sumitomo Pharma Co., Ltd....   374,800     3,603,995
           Daishi Bank, Ltd. (The)...............   573,932     1,810,884
           Daiwa House Industry Co., Ltd.........   769,000     9,317,360
          #Daiwa Securities Group, Inc........... 3,289,000    14,195,388
           Denso Corp............................   367,888    12,311,908
         #*Elpida Memory, Inc....................   385,300     5,773,322
           Fuji Heavy Industries, Ltd............ 1,318,000     9,810,231
           Fuji Television Network, Inc..........     1,128     1,507,859
           FUJIFILM Holdings Corp................ 1,327,000    41,253,620
           Fujikura, Ltd.........................   694,000     3,596,546
           Fukuoka Financial Group, Inc.......... 1,800,000     7,479,700
           Fukuyama Transporting Co., Ltd........    71,000       343,123
           Glory, Ltd............................   119,600     2,626,662
           Gunma Bank, Ltd. (The)................   921,397     4,987,508
          #H2O Retailing Corp....................   198,000     1,439,339
           Hachijuni Bank, Ltd. (The)............   993,231     5,929,308
           Hakuhodo Dy Holdings, Inc.............    39,920     2,090,358
          #Hankyu Hanshin Holdings, Inc..........   552,000     2,445,322
           Higo Bank, Ltd. (The).................   376,000     2,168,084
          #Hiroshima Bank, Ltd. (The)............   300,000     1,311,252
           Hitachi Capital Corp..................   105,100     1,499,183
           Hitachi High-Technologies Corp........   159,200     3,350,348
           Hitachi Transport System, Ltd.........   111,000     1,542,447
           Hitachi, Ltd..........................   660,000     3,582,301
           Hitachi, Ltd. ADR.....................   111,293     6,061,017
           Hokkoku Bank, Ltd. (The)..............   512,409     1,732,023
          #Hokuhoku Financial Group, Inc......... 2,620,000     5,000,101
          #House Foods Corp......................   148,300     2,427,602
           Hyakugo Bank, Ltd. (The)..............   475,028     2,070,506
           Hyakujishi Bank, Ltd. (The)...........   329,000     1,228,175
           Idemitsu Kosan Co., Ltd...............    51,124     6,045,962
           Inpex Corp............................     3,476    26,722,740
         #*Isetan Mitsukoshi Holdings, Ltd.......   882,200     8,516,391
           ITOCHU Corp........................... 2,108,100    21,960,332
           Iyo Bank, Ltd. (The)..................   548,000     4,582,799
          #J. Front Retailing Co., Ltd........... 1,136,000     4,936,596
           Joyo Bank, Ltd. (The)................. 1,518,000     6,126,818

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         Shares       Value++
                                                         ------       -----
   JAPAN -- (Continued)
       JS Group Corp................................    561,100   $13,523,511
       JTEKT Corp...................................    475,200     6,172,972
       Juroku Bank, Ltd.............................    400,000     1,240,206
       JX Holdings, Inc.............................  5,520,533    38,879,397
       Kagoshima Bank, Ltd. (The)...................    358,143     2,408,221
      #Kajima Corp..................................  1,830,000     5,247,342
       Kamigumi Co., Ltd............................    519,000     4,445,131
      #Kandenko Co., Ltd............................    129,000       667,920
       Kaneka Corp..................................    653,542     4,770,078
      #Kawasaki Kisen Kaisha, Ltd...................  1,166,087     3,910,320
       Keiyo Bank, Ltd. (The).......................    418,000     2,056,358
      #Kewpie Corp..................................    131,300     1,572,741
      #Kinden Corp..................................    285,000     2,429,675
       Kobe Steel, Ltd..............................  3,785,000     9,392,385
       Kyocera Corp.................................    306,200    33,784,557
       Kyocera Corp. Sponsored ADR..................     13,600     1,494,776
       Kyowa Hakko Kirin Co., Ltd...................    604,000     6,026,628
       Mabuchi Motor Co., Ltd.......................     36,100     1,791,044
       Marui Group Co., Ltd.........................    542,642     3,748,884
      #Maruichi Steel Tube, Ltd.....................    104,400     2,598,008
       Mazda Motor Corp.............................  3,005,000     6,900,348
       Medipal Holdings Corp........................    339,800     2,826,017
       Meiji Holdings Co., Ltd......................    144,395     6,167,108
       Mitsubishi Chemical Holdings Corp............  2,542,500    17,216,250
       Mitsubishi Gas Chemical Co., Inc.............    890,000     6,972,654
       Mitsubishi Heavy Industries, Ltd.............  9,007,000    43,038,599
      #Mitsubishi Logistics Corp....................    236,000     2,610,466
       Mitsubishi Materials Corp....................  2,533,000     8,793,390
       Mitsubishi Tanabe Pharma Corp................    623,000    10,335,289
      #Mitsubishi UFJ Financial Group, Inc.......... 13,207,406    63,390,116
      #Mitsubishi UFJ Financial Group, Inc. ADR.....  4,781,372    22,807,144
       Mitsui & Co., Ltd............................    644,200    11,463,597
       Mitsui & Co., Ltd. Sponsored ADR.............     11,723     4,164,596
      #Mitsui Chemicals, Inc........................  1,861,800     6,821,521
      #Mitsui Engineering & Shipbuilding Co., Ltd...  1,025,000     2,544,963
       Mitsui Mining & Smelting Co., Ltd............     64,030       229,235
       Mitsui O.S.K. Lines, Ltd.....................    726,000     4,049,282
       Mitsumi Electric Co., Ltd....................    149,000     1,910,626
     #*Mizuho Financial Group, Inc. ADR.............    349,173     1,113,862
      #Mizuho Securities Co., Ltd...................  1,325,000     3,372,225
       MS&AD Insurance Group Holdings, Inc..........    859,353    20,124,210
       Nagase & Co., Ltd............................    235,889     2,988,258
       Namco Bandai Holdings, Inc...................    441,300     4,873,531
       Nanto Bank, Ltd. (The).......................    323,000     1,579,974
      *NEC Corp.....................................  5,425,101    11,443,119
       Nippon Express Co., Ltd......................  1,952,238     7,778,466
       Nippon Kayaku Co., Ltd.......................      6,000        57,958
       Nippon Meat Packers, Inc.....................    429,536     5,950,236
       Nippon Paper Group, Inc......................    231,700     4,655,540
       Nippon Sheet Glass Co., Ltd..................  1,171,739     3,450,328
       Nippon Shokubai Co., Ltd.....................    234,000     3,071,343
       Nippon Steel Corp............................  3,383,000    10,582,166
       Nippon Television Network Corp...............     12,380     1,760,442
       Nippon Yusen K.K.............................  3,032,000    11,208,824
       Nishi-Nippon Bank, Ltd.......................  1,403,569     3,975,435
       Nissan Motor Co., Ltd........................  4,831,600    46,487,303
       Nisshin Seifun Group, Inc....................    394,500     4,938,299
      #Nisshin Steel Co., Ltd.......................  1,431,000     2,856,415
       Nisshinbo Holdings, Inc......................    305,000     3,018,991
       NKSJ Holdings, Inc...........................  1,353,000     8,720,323
       NOK Corp.....................................    162,200     2,772,446

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CONTINUED

                                                      Shares       Value++
                                                      ------       -----
      JAPAN -- (Continued)........................
          Nomura Real Estate Holdings, Inc........   164,700   $ 2,544,106
          NTN Corp................................   651,000     3,126,166
         #Obayashi Corp........................... 1,650,682     6,963,424
          Ogaki Kyoritsu Bank, Ltd. (The).........   334,000     1,071,825
          Oji Paper Co., Ltd...................... 1,997,000     8,966,431
         #Ono Pharmaceutical Co., Ltd.............    92,600     4,677,963
          Onward Holdings Co., Ltd................   278,000     2,070,954
          Panasonic Corp.......................... 3,135,817    38,559,093
          Panasonic Corp. Sponsored ADR...........   302,421     3,716,754
          Rengo Co., Ltd..........................   428,000     2,562,154
          Ricoh Co., Ltd.......................... 1,666,000    18,385,210
          Rohm Co., Ltd...........................   230,500    13,882,109
          San-in Godo Bank, Ltd. (The)............   309,900     2,298,586
          Sankyo Co., Ltd.........................    57,500     2,990,318
          Sapporo Hokuyo Holdings, Inc............   529,800     2,350,165
         #SBI Holdings, Inc.......................    45,820     4,939,619
         #Seiko Epson Corp........................   296,800     5,164,517
         #Seino Holdings Co., Ltd.................   295,000     2,216,047
          Sekisui Chemical Co., Ltd...............   988,000     8,289,272
          Sekisui House, Ltd...................... 1,354,000    13,125,304
          Seven & I Holdings Co., Ltd............. 1,322,700    33,287,207
         #Sharp Corp.............................. 2,998,000    27,583,492
          Shiga Bank, Ltd.........................   455,185     2,442,079
         #Shimizu Corp............................ 1,371,000     5,792,622
         #Shinko Electric Industries Co., Ltd.....   120,300     1,235,418
          Shinsei Bank, Ltd....................... 1,642,000     1,974,626
          Shizuoka Bank, Ltd...................... 1,009,000     9,193,640
          Showa Denko K.K......................... 1,456,000     2,905,748
          Showa Shell Sekiyu K.K..................   127,500     1,391,044
         #SKY Perfect JSAT Holdings, Inc..........     3,029     1,210,445
          Sohgo Security Services Co., Ltd........   101,300     1,162,891
          Sojitz Corp............................. 2,578,100     4,975,019
          Sony Corp...............................   768,200    21,690,495
         #Sony Corp. Sponsored ADR................ 1,801,665    51,005,136
          Sumitomo Bakelite Co., Ltd..............   347,000     2,225,394
         #Sumitomo Chemical Co., Ltd.............. 2,223,000    11,821,950
         #Sumitomo Corp........................... 3,241,900    44,721,492
          Sumitomo Electric Industries, Ltd....... 2,606,700    36,293,483
          Sumitomo Forestry Co., Ltd..............   158,000     1,384,790
          Sumitomo Heavy Industries, Ltd..........   297,000     1,958,556
          Sumitomo Mitsui Financial Group, Inc....   695,200    21,594,213
          Sumitomo Rubber Industries, Ltd.........   230,300     2,609,698
          Suzuken Co., Ltd........................   150,000     3,750,258
         #Suzuki Motor Corp.......................   166,600     3,966,220
         #Taiheiyo Cement Corp.................... 1,638,800     2,809,760
         #Taisei Corp............................. 2,148,703     5,033,548
         #Taisho Pharmaceutical Co., Ltd..........   285,000     6,721,227
         #Taiyo Yuden Co., Ltd....................   177,000     2,492,527
         #Takashimaya Co., Ltd....................   615,634     4,209,435
          TDK Corp................................    45,400     2,342,409
          Teijin, Ltd............................. 1,535,450     7,358,593
          Toda Corp...............................   385,000     1,429,869
         #Tokai Rika Co., Ltd.....................    94,200     1,650,635
         #Tokuyama Corp...........................   637,000     3,311,904
          Tokyo Broadcasting System, Inc..........    85,300       997,837
         #Tokyo Steel Manufacturing Co., Ltd......   224,500     2,432,909
          Tokyo Tatemono Co., Ltd.................   808,000     2,921,767
         #Toppan Printing Co., Ltd................ 1,312,000    10,312,974
          Tosoh Corp.............................. 1,044,000     4,038,660
          TOTO, Ltd...............................     3,000        23,556
          Toyo Seikan Kaisha, Ltd.................   346,349     5,887,977

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CONTINUED

                                                    Shares          Value++
                                                    ------          -----
     JAPAN -- (Continued).......................
         Toyobo Co., Ltd........................   743,000   $    1,174,040
         Toyota Auto Body Co., Ltd..............   108,400        1,918,373
        #Toyota Motor Corp. Sponsored ADR.......   551,545       43,947,106
         Toyota Tsusho Corp.....................   482,400        8,043,545
         TV Asahi Corp..........................       755        1,160,072
         UNY Co., Ltd...........................   390,450        3,421,591
        #Wacoal Corp............................   179,000        2,330,271
         Yamaguchi Financial Group, Inc.........   492,148        4,445,126
         Yamaha Corp............................   327,300        4,093,580
        #Yamato Holdings Co., Ltd...............   510,500        8,150,421
         Yamato Kogyo Co., Ltd..................    82,600        2,726,086
         Yamazaki Baking Co., Ltd...............   170,000        2,192,332
        *Yokogawa Electric Corp.................   370,400        3,001,031
         Yokohama Rubber Co., Ltd...............   437,000        2,235,036
                                                             --------------
     TOTAL JAPAN................................              1,565,279,132
                                                             --------------

     MALAYSIA -- (0.0%).........................
        *Rekapacific Berhad.....................   691,000               --
                                                             --------------

     NETHERLANDS -- (3.2%)......................
        *Aegon NV............................... 3,288,297       26,136,834
        #Akzo Nobel NV..........................   172,297       13,359,615
         APERAM NV..............................   122,341        5,150,771
         ArcelorMittal NV....................... 2,446,831       90,424,916
        *ING Groep NV........................... 3,849,884       50,719,361
       #*ING Groep NV Sponsored ADR............. 1,273,519       16,797,716
        #Koninklijke Ahold NV...................   984,473       13,825,479
         Koninklijke DSM NV.....................   443,200       30,548,403
        *Koninklijke Philips Electronics NV..... 1,939,039       57,430,601
        *Philips Electronics NV ADR.............   137,395        4,051,779
                                                             --------------
     TOTAL NETHERLANDS..........................                308,445,475
                                                             --------------

     NEW ZEALAND -- (0.1%)......................
         Auckland International Airport, Ltd....     1,500            2,699
        #Contact Energy, Ltd.................... 1,105,671        5,334,062
                                                             --------------
     TOTAL NEW ZEALAND..........................                  5,336,761
                                                             --------------

     NORWAY -- (0.9%)...........................
       #*Aker ASA...............................    47,313        1,443,860
        *Austevoll Seafood ASA..................     3,776           29,012
        #DnB NOR ASA Series A................... 1,019,893       16,584,115
         Marine Harvest ASA..................... 3,830,782        5,061,012
        #Norsk Hydro ASA........................ 2,611,753       23,165,445
         Norsk Hydro ASA Sponsored ADR..........    59,900          533,709
         Orkla ASA.............................. 2,700,350       27,328,613
       #*Renewable Energy Corp. ASA............. 1,281,469        4,525,572
        *Storebrand ASA.........................   812,117        8,434,698
                                                             --------------
     TOTAL NORWAY...............................                 87,106,036
                                                             --------------

     PORTUGAL -- (0.1%).........................
        #Banco Comercial Portugues SA........... 3,941,284        3,144,457
        #Banco Espirito Santo SA................   747,704        3,149,473
        #Cimpor Cimentos de Portugal SA.........   141,684          978,886
       #*EDP Renovaveis SA......................   332,401        2,560,280
                                                             --------------
     TOTAL PORTUGAL.............................                  9,833,096
                                                             --------------

     SINGAPORE -- (1.0%)........................
        *Allgreen Properties, Ltd...............   896,000          864,906
         CapitaLand, Ltd........................ 4,942,000       13,745,108
        #DBS Group Holdings, Ltd................ 2,060,279       25,242,488

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           Shares        Value++
                                                           ------        -----
SINGAPORE -- (Continued)..............................
    Fraser & Neave, Ltd...............................  1,620,450   $  8,307,108
    Golden Agri-Resources, Ltd........................ 13,950,000      7,598,047
  #*Neptune Orient Lines, Ltd.........................  1,079,004      1,661,998
    Oversea-Chinese Banking Corp., Ltd................    115,656        903,184
   #Overseas Union Enterprise, Ltd....................    405,000      1,015,694
    Singapore Airlines, Ltd...........................  1,585,600     18,264,727
    Singapore Land, Ltd...............................    532,000      3,112,906
    United Industrial Corp., Ltd......................  2,155,000      4,986,717
    UOL Group, Ltd....................................  1,376,600      5,450,267
    Venture Corp., Ltd................................    307,000      2,422,225
    Wheelock Properties, Ltd..........................    870,000      1,323,423
                                                                    ------------
TOTAL SINGAPORE.......................................                94,898,798
                                                                    ------------

SPAIN -- (2.7%).......................................
   #Acciona SA........................................    114,419     13,309,795
    Acerinox SA.......................................     49,571        995,853
    Banco Bilbao Vizcaya Argentaria SA................    330,320      4,231,249
   #Banco de Sabadell SA..............................  4,324,542     19,152,397
   #Banco Espanol de Credito SA.......................    400,117      3,737,839
   #Banco Popular Espanol SA..........................  3,696,634     22,143,783
   #Banco Santander SA................................  2,602,226     33,231,715
   #Banco Santander SA Sponsored ADR..................  1,261,600     15,643,840
    Cia Espanola de Petroleos SA......................     15,456        645,711
    Criteria Caixacorp SA.............................  2,389,809     17,628,434
   #Fomento de Construcciones y Contratas SA..........     41,871      1,422,515
    Gas Natural SDG SA................................  1,125,597     23,144,887
    Iberdrola Renovables SA...........................  2,721,005     12,452,602
   #Iberdrola SA......................................     81,176        752,786
    Repsol YPF SA.....................................  1,083,639     38,685,102
   #Repsol YPF SA Sponsored ADR.......................  1,432,181     51,157,505
                                                                    ------------
TOTAL SPAIN...........................................               258,336,013
                                                                    ------------

SWEDEN -- (2.1%)......................................
   #Boliden AB........................................    148,536      3,350,284
    Holmen AB Series A................................      6,300        244,462
    Nordea Bank AB....................................  4,013,687     45,762,056
   #Skandinaviska Enskilda Banken AB Series A.........  3,019,960     29,030,609
    Skandinaviska Enskilda Banken AB Series C.........     10,974        104,506
  #*SSAB AB Series A..................................    507,586      9,071,359
   *SSAB AB Series B..................................    233,785      3,655,576
    Svenska Cellulosa AB..............................     57,860        883,896
   #Svenska Cellulosa AB Series B.....................  1,586,671     24,324,302
    Swedbank AB Series A..............................  1,315,078     24,941,152
    Tele2 AB Series B.................................    514,774     12,927,415
   *Telefonaktiebolaget LM Ericsson AB................     44,151        669,926
   *Telefonaktiebolaget LM Ericsson AB Series A.......        462          6,792
   #Telefonaktiebolaget LM Ericsson AB Sponsored ADR..    952,162     14,472,862
   #TeliaSonera AB....................................  3,787,012     30,905,616
   *Volvo AB Series A.................................    427,286      8,370,994
                                                                    ------------
TOTAL SWEDEN..........................................               208,721,807
                                                                    ------------

SWITZERLAND -- (5.2%).................................
   #Adecco SA.........................................    351,751     25,137,851
   *Alpiq Holding AG..................................        883        355,340
    Baloise Holding AG................................    200,163     22,153,281
    Banque Cantonale Vaudoise AG......................      4,139      2,544,835
    Compagnie Financiere Richemont SA Series A........    661,342     42,775,038
    Credit Suisse Group AG............................    302,062     13,748,857
   #Credit Suisse Group AG Sponsored ADR..............    805,990     36,664,485
   #Givaudan SA.......................................     14,257     15,863,691

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           Shares          Value++
                                                           ------          -----
SWITZERLAND -- (Continued)............................
   #Holcim, Ltd. AG...................................    886,165   $   77,213,358
   *Lonza Group AG....................................     10,691          919,402
    Novartis AG ADR...................................    512,259       30,310,365
    PSP Swiss Property AG.............................     95,780        8,719,368
    St. Galler Kantonalbank AG........................      4,446        2,492,390
    Swatch Group AG (The).............................     13,715        6,753,751
    Swiss Life Holding AG.............................    123,557       22,559,720
    Swiss Reinsurance Co., Ltd. AG....................  1,108,107       66,116,889
   *UBS AG............................................  2,123,522       42,497,127
    Zurich Financial Services AG......................    322,634       90,717,790
                                                                    --------------
TOTAL SWITZERLAND.....................................                 507,543,538
                                                                    --------------

UNITED KINGDOM -- (13.6%).............................
    Anglo American P.L.C..............................      2,379          124,704
    Associated British Foods P.L.C....................  1,497,803       25,225,207
    Aviva P.L.C.......................................  7,396,866       55,357,784
   #Barclays P.L.C. Sponsored ADR.....................  4,180,831       79,644,831
    BP P.L.C. Sponsored ADR...........................    293,750       13,553,625
    Carnival P.L.C....................................    658,867       26,527,823
   #Carnival P.L.C. ADR...............................    241,674        9,664,543
   *easyJet P.L.C.....................................    484,588        2,827,629
  #*International Consolidated Airlines Group P.L.C...  3,077,641       12,245,171
    International Power P.L.C.........................  6,483,180       35,882,744
    Investec P.L.C....................................    458,970        3,696,178
    Kazakhmys P.L.C...................................    690,345       16,035,790
    Kingfisher P.L.C.................................. 10,285,817       47,258,773
    Legal & General Group P.L.C.......................  9,524,371       19,589,688
   *Lloyds Banking Group P.L.C........................  3,393,003        3,368,752
  #*Lloyds Banking Group P.L.C. Sponsored ADR.........  2,857,128       11,285,656
    Mondi P.L.C.......................................  1,450,865       14,420,005
    Old Mutual P.L.C.................................. 11,290,622       26,319,667
   #Pearson P.L.C. Sponsored ADR......................  1,734,559       33,043,349
    Resolution, Ltd. P.L.C............................  1,689,231        8,554,343
    Rexam P.L.C.......................................  4,277,874       27,957,963
   *Royal Bank of Scotland Group P.L.C................ 15,142,602       10,553,674
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.    377,000        5,259,150
    Royal Dutch Shell P.L.C. ADR......................  3,242,203      254,059,027
   *Royal Dutch Shell P.L.C. Series B.................     29,861        1,162,456
    RSA Insurance Group P.L.C.........................  5,305,189       12,225,742
    Sainsbury (J.) P.L.C..............................  5,529,939       32,210,738
    Vodafone Group P.L.C.............................. 34,976,333      101,109,152
    Vodafone Group P.L.C. Sponsored ADR...............  8,335,538      242,730,867
    Whitbread P.L.C...................................      7,910          222,376
    William Morrison Supermarkets P.L.C...............  8,127,143       40,095,352
   *Wolseley P.L.C....................................    889,796       32,320,824
    WPP P.L.C.........................................  1,259,793       16,501,258
   #WPP P.L.C. Sponsored ADR..........................     30,101        1,965,294
    Xstrata P.L.C.....................................  3,843,909       98,592,431
                                                                    --------------
TOTAL UNITED KINGDOM..................................               1,321,592,566
                                                                    --------------
TOTAL COMMON STOCKS...................................               8,070,264,414
                                                                    --------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                                   Shares
                                                                                                                   ------
RIGHTS/WARRANTS -- (0.0%)..................................................................................
PORTUGAL -- (0.0%).........................................................................................
   *Banco Comercial Portugues SA Rights 05/05/11...........................................................     3,941,284

SPAIN -- (0.0%)............................................................................................
  #*Banco Popular Espanol SA Rights 04/27/11...............................................................     3,696,634

TOTAL RIGHTS/WARRANTS......................................................................................


                                                                                                                     Face
                                                                                                                   Amount
                                                                                                                   ------
                                                                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (0.1%).......................................................................
    Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $8,145,000 FNMA
     2.24%, 07/06/15, valued at $8,348,625) to be repurchased at $8,222,130................................        $8,222


                                                                                                                  Shares/
                                                                                                                     Face
                                                                                                                   Amount
                                                                                                                   ------
                                                                                                                    (000)
SECURITIES LENDING COLLATERAL -- (16.9%)...................................................................
(S)@DFA Short Term Investment Fund......................................................................... 1,646,576,000
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralizedby $48,926,610
     FNMA 2.063%(r), 06/01/35, valued at $1,348,186)## to berepurchased at $1,321,755......................        $1,322

TOTAL SECURITIES LENDING COLLATERAL........................................................................

TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,369,761,306).....................................................................................

                                                                                                                   Value++
                                                                                                                   -----
RIGHTS/WARRANTS -- (0.0%)..................................................................................
PORTUGAL -- (0.0%).........................................................................................
   *Banco Comercial Portugues SA Rights 05/05/11........................................................... $      134,266
                                                                                                            --------------
SPAIN -- (0.0%)............................................................................................
  #*Banco Popular Espanol SA Rights 04/27/11...............................................................        257,338
                                                                                                            --------------
TOTAL RIGHTS/WARRANTS......................................................................................        391,604
                                                                                                            --------------


                                                                                                                    Value+
                                                                                                                    -----

TEMPORARY CASH INVESTMENTS -- (0.1%).......................................................................
    Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $8,145,000 FNMA
     2.24%, 07/06/15, valued at $8,348,625) to be repurchased at $8,222,130................................      8,222,000
                                                                                                            --------------






SECURITIES LENDING COLLATERAL -- (16.9%)...................................................................
(S)@DFA Short Term Investment Fund.........................................................................  1,646,576,000
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralizedby $48,926,610
     FNMA 2.063%(r), 06/01/35, valued at $1,348,186)## to berepurchased at $1,321,755......................      1,321,751
                                                                                                            --------------
TOTAL SECURITIES LENDING COLLATERAL........................................................................  1,647,897,751
                                                                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,369,761,306)..................................................................................... $9,726,775,769
                                                                                                            ==============

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                     Shares      Value++
                                                     ------      -----
        COMMON STOCKS -- (86.4%).................
        Consumer Discretionary -- (19.7%)........
            Accordia Golf Co., Ltd...............     3,974   $2,563,172
            Aeon Fantasy Co., Ltd................    57,832      664,583
            Ahresty Corp.........................     2,400       17,741
           #Aichi Machine Industry Co., Ltd......   294,000    1,049,644
           #Aigan Co., Ltd.......................    61,600      333,686
            Aisan Industry Co., Ltd..............   132,800    1,249,371
           #Akebono Brake Industry Co., Ltd......   306,800    1,612,857
            Alpen Co., Ltd.......................    59,200      971,625
            Alpha Corp...........................    30,200      300,865
            Alpine Electronics, Inc..............   206,300    2,591,180
            Amiyaki Tei Co., Ltd.................       235      695,096
            Amuse, Inc...........................    29,999      330,044
          #*Anrakutei Co., Ltd...................    50,000      251,249
            AOI Advertising Promotion, Inc.......    39,000      198,944
            AOKI Holdings, Inc...................    97,100    1,495,831
            Aoyama Trading Co., Ltd..............   250,500    4,126,612
            Arc Land Sakamoto Co., Ltd...........     3,700       51,295
            Arnest One Corp......................   161,700    1,503,380
           #Asahi Co., Ltd.......................    35,100      724,774
          #*Asahi Tec Corp....................... 1,821,000      638,616
           #Asatsu-DK, Inc.......................   120,400    3,159,317
            ASKUL Corp...........................    75,200    1,038,517
            Asti Corp............................    46,000      123,546
          #*Atom Corp............................   170,700      500,200
            Atsugi Co., Ltd......................   750,000      883,115
            Autobacs Seven Co., Ltd..............   100,400    3,690,046
            Avex Group Holdings, Inc.............   152,900    1,900,681
            Bals Corp............................       147      139,680
            Belluna Co., Ltd.....................     6,950       48,249
           *Best Denki Co., Ltd..................   234,500      635,638
           #Bic Camera, Inc......................     2,106      962,915
            Bookoff Corp.........................    33,200      230,392
           *Calsonic Kansei Corp.................   617,000    2,514,265
           #Can Do Co., Ltd......................       198      182,736
           *Carchs Holdings Co., Ltd.............   707,200      243,223
           #*CHI Group Co., Ltd..................     8,500       24,076
            Chiyoda Co., Ltd.....................   120,900    1,601,671
            Chofu Seisakusho Co., Ltd............    88,800    2,163,996
            Chori Co., Ltd.......................   658,000      861,137
            Chuo Spring Co., Ltd.................   202,000      725,023
          #*Clarion Co., Ltd.....................   496,000      850,779
            Cleanup Corp.........................   110,600      779,797
           #Colowide Co., Ltd....................   210,950    1,170,275
            Corona Corp..........................    76,200      737,594
            Cross Plus, Inc......................    22,000      186,263
           #Daido Metal Co., Ltd.................   144,000    1,300,578
           #Daidoh, Ltd..........................   113,600    1,128,868
          #*Daiei, Inc. (The)....................   348,650    1,218,503
            Daikoku Denki Co., Ltd...............    36,900      429,674
            Daimaruenawin Co., Ltd...............       400        2,737
            Dainichi Co., Ltd....................    54,900      426,525
           #Daisyo Corp..........................    54,300      599,676
           #Daiwabo Holdings Co., Ltd............   618,000    1,268,314
           #DCM Holdings Co., Ltd................   327,300    2,081,932
            Descente, Ltd........................   231,000      976,250
           #Doshisha Co., Ltd....................    54,800    1,199,519
            Doutor Nichires Holdings Co., Ltd....   140,986    1,679,474
            Dynic Corp...........................   127,000      222,906

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                     Shares      Value++
                                                     ------      -----
       Consumer Discretionary -- (Continued).....
          #Eagle Industry Co., Ltd...............   108,000   $1,125,900
          *Econach Holdings Co., Ltd.............   102,000       40,293
          #Edion Corp............................   300,500    2,593,204
           Exedy Corp............................   119,700    3,824,051
          *F&A Aqua Holdings, Inc................    60,638      536,679
           FCC Co., Ltd..........................   129,600    3,051,639
           Fine Sinter Co., Ltd..................    49,000      146,496
          #Foster Electric Co., Ltd..............    86,500    2,025,022
           France Bed Holdings Co., Ltd..........   750,000      918,713
          #F-Tech, Inc...........................    20,100      298,196
          #Fuji Co., Ltd.........................    97,000    2,007,876
           Fuji Corp, Ltd........................   102,300      429,869
         #*Fuji Kiko Co., Ltd....................   148,000      497,760
           Fuji Kyuko Co., Ltd...................   311,000    1,608,008
           Fuji Oozx, Inc........................     6,000       26,114
          #Fujibo Holdings, Inc..................   155,000      325,308
          #Fujikura Rubber, Ltd..................    72,900      288,012
           Fujita Kanko, Inc.....................   394,100    1,435,202
          #Fujitsu General, Ltd..................   285,000    1,535,848
          #Funai Electric Co., Ltd...............    67,100    2,034,744
          #Furukawa Battery Co., Ltd.............    71,000      581,506
         #*Futaba Industrial Co., Ltd............   163,800      939,043
           G-7 Holdings, Inc.....................    29,200      147,548
          *Gajoen Kanko Co.......................    37,000           --
           Gakken Holdings Co., Ltd..............   322,000      545,493
          #Genki Sushi Co., Ltd..................    19,200      193,280
          #GEO Co., Ltd..........................     1,330    1,540,046
           GLOBERIDE, Inc........................   463,000      510,583
          #Goldwin, Inc..........................   175,000      482,925
           Gourmet Kineya Co., Ltd...............    67,000      387,559
         #*GSI Creos Corp........................   194,000      280,123
          #Gulliver International Co., Ltd.......    19,820      796,952
           Gunze, Ltd............................   712,000    2,579,082
          #H2O Retailing Corp....................   387,000    2,813,253
           Hakuyosha Co., Ltd....................    88,000      209,055
           Happinet Corp.........................    36,100      430,446
           Haruyama Trading Co., Ltd.............    47,900      231,851
          *Haseko Corp........................... 5,356,000    3,589,532
          #Heiwa Corp............................   154,500    2,389,096
           Hiday Hidaka Corp.....................    20,800      312,137
           Hikari Tsushin, Inc...................    95,800    1,885,636
           Himaraya Co., Ltd.....................    35,900      225,797
           HIS Co., Ltd..........................   101,800    2,437,991
           Hitachi Koki Co., Ltd.................   200,900    1,840,240
          #Honeys Co., Ltd.......................    29,000      303,198
           Horipro, Inc..........................    41,800      361,689
           Hoshizaki Electric Co., Ltd...........   126,200    2,453,283
           I Metal Technology Co., Ltd...........   142,000      347,432
          #Ichibanya Co., Ltd....................    16,100      482,036
           Ichikawa Co., Ltd.....................    63,000      117,017
          #Ichikoh Industries, Ltd...............   285,000      604,770
          #Ikyu Corp.............................       504      208,645
          #Imasen Electric Industrial Co., Ltd...    54,400      714,047
           Imperial Hotel, Ltd...................    10,900      269,421
         #*Impress Holdings, Inc.................   110,400      191,174
           Intage, Inc...........................    14,000      301,191
           Ishizuka Glass Co., Ltd...............   109,000      207,366
          *Izuhakone Railway Co., Ltd............       300       19,972
           Izumi Co., Ltd........................    60,100      860,233
          *Izutsuya Co., Ltd.....................   350,000      238,927
         #*Janome Sewing Machine Co., Ltd........   242,000      219,843

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           Shares      Value++
                                                           ------      -----
 Consumer Discretionary -- (Continued)...................
     Japan Vilene Co., Ltd............................... 139,000   $  655,716
     Japan Wool Textile Co., Ltd. (The).................. 310,000    2,751,835
   #*Jeans Mate Corp.....................................  30,308       86,195
     Jidosha Buhin Kogyo Co., Ltd........................  79,000      418,971
    *Joban Kosan Co., Ltd................................ 221,000      244,046
    #Joshin Denki Co., Ltd............................... 205,000    1,985,097
     Juntendo Co., Ltd...................................  31,000       43,826
   #*JVC Kenwood Holdings, Inc........................... 439,930    2,266,484
     Kabuki-Za Co., Ltd..................................  39,000    1,712,515
    #Kadokawa Holdings, Inc..............................  88,600    2,313,963
     Kanto Auto Works, Ltd............................... 168,000    1,092,072
    #Kappa Create Co., Ltd...............................  51,300      943,378
     Kasai Kogyo Co., Ltd................................ 118,000      595,322
     Kawai Musical Instruments Manufacturing Co., Ltd.... 256,000      542,674
   #*Kawashima Selkon Textiles Co., Ltd.................. 323,000      244,638
     Kayaba Industry Co., Ltd............................ 633,000    5,265,926
     Keihin Corp......................................... 151,800    2,906,548
    #Keiyo Co., Ltd...................................... 173,500      879,190
    #Kentucky Fried Chicken Japan, Ltd...................  78,000    1,953,059
    #Kimoto Co., Ltd.....................................  34,600      277,639
   #*Kinki Nippon Tourist Co., Ltd....................... 153,000      161,993
    #Kinugawa Rubber Industrial Co., Ltd................. 198,000      963,699
    #Kisoji Co., Ltd.....................................  85,300    1,695,173
     Koekisha Co., Ltd...................................  13,600      212,796
    #Kohnan Shoji Co., Ltd...............................  96,800    1,597,150
    #Kojima Co., Ltd..................................... 109,700      657,688
     Komatsu Seiren Co., Ltd............................. 145,000      606,577
    #Komeri Co., Ltd..................................... 122,800    3,343,402
    *Konaka Co., Ltd..................................... 102,060      465,758
    #Kourakuen Corp......................................  16,200      212,479
    *K's Holdings Corp................................... 156,927    4,891,112
     KU Holdings Co., Ltd................................  68,200      316,170
    #Kura Corp...........................................  54,800      794,948
     Kurabo Industries, Ltd.............................. 897,000    1,617,157
     Kuraudia Co., Ltd...................................   5,700       80,772
     Kuroganeya Co., Ltd.................................  14,000       56,987
     Kyoritsu Maintenance Co., Ltd.......................  46,160      664,528
     Kyoto Kimono Yuzen Co., Ltd.........................  55,700      607,762
     Kyowa Leather Cloth Co., Ltd........................  71,700      258,417
   #*Laox Co., Ltd....................................... 342,000      224,389
   #*Look, Inc........................................... 159,000      242,509
     Mamiya-Op Co., Ltd.................................. 285,000      325,741
     Marche Corp.........................................  23,000      187,168
     Mars Engineering Corp...............................  43,600      715,169
   #*Maruei Department Store Co., Ltd.................... 142,000      160,517
     Maruzen Co., Ltd....................................  46,000      299,847
   #*Matsuya Co., Ltd.................................... 158,400      824,385
     Matsuya Foods Co., Ltd..............................  46,900      865,661
    #Megane TOP Co., Ltd.................................  46,400      459,655
     Meiko Network Japan Co., Ltd........................  19,000      173,493
     Meiwa Estate Co., Ltd...............................   7,900       41,248
    *Meiwa Industry Co., Ltd.............................  29,000       41,090
     Mikuni Corp......................................... 108,000      258,095
    *Misawa Homes Co., Ltd...............................  99,100      562,434
    #Misawa Resort Co., Ltd.............................. 180,000      304,066
    *Mitsuba Corp........................................ 152,690    1,176,142
     Mitsui Home Co., Ltd................................ 155,000      780,037
    #Mizuno Corp......................................... 435,000    1,878,172
    #MOS Food Services, Inc.............................. 115,300    2,119,109
     MR MAX Corp......................................... 119,000      422,112
     Murakami Corp.......................................   3,000       38,066

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                     Shares      Value++
                                                     ------      -----
       Consumer Discretionary -- (Continued).....
           Musashi Seimitsu Industry Co., Ltd....    83,200   $2,008,204
         #*Naigai Co., Ltd....................... 2,643,000    1,335,987
          #Nexyz Corp............................     1,920       62,606
           Nice Holdings, Inc....................   343,000      821,869
           Nidec Copal Corp......................    88,700    1,034,351
          #Nidec Tosok Corp......................   115,300    1,018,263
           Nifco, Inc............................   187,400    4,738,275
           Nihon Tokushu Toryo Co., Ltd..........    56,000      230,192
         #*Nippon Columbia Co., Ltd..............   426,000      190,960
           Nippon Felt Co., Ltd..................    67,200      321,647
         #*Nippon Piston Ring Co., Ltd...........   277,000      624,391
           Nippon Seiki Co., Ltd.................   156,400    1,813,397
           Nishimatsuya Chain Co., Ltd...........   228,400    1,932,627
           Nissan Shatai Co., Ltd................   362,023    2,712,482
         #*Nissan Tokyo Sales Holdings Co., Ltd..   236,000      327,472
           Nissen Holdings Co., Ltd..............   181,591    1,182,705
           Nissin Kogyo Co., Ltd.................   147,700    2,484,190
           Nittan Valve Co., Ltd.................    82,800      299,250
          *Nitto Kako Co., Ltd...................    60,000       59,393
          *Noritsu Koki Co., Ltd.................    85,400      490,914
          *Omikenshi Co., Ltd....................   127,000       96,026
           Onward Holdings Co., Ltd..............   447,000    3,329,915
           Pacific Industrial Co., Ltd...........   181,000      862,282
          #Pal Co., Ltd..........................    12,550      392,499
           PanaHome Corp.........................   398,200    2,660,843
           Parco Co., Ltd........................   268,200    2,289,891
          #Paris Miki Holdings, Inc..............   160,100    1,563,326
           PGM Holdings K.K......................     1,863    1,036,985
         #*PIA Corp..............................    26,700      259,195
           Piolax, Inc...........................    44,500    1,022,483
         #*Pioneer Electronic Corp...............   981,300    4,150,730
           Plenus Co., Ltd.......................    81,200    1,238,603
           Point, Inc............................    60,060    2,748,164
          #Press Kogyo Co., Ltd..................   396,000    1,811,432
           Resorttrust, Inc......................   135,408    1,652,280
           Rhythm Watch Co., Ltd.................   443,000      659,766
          *Right On Co., Ltd.....................    67,325      320,843
           Riken Corp............................   362,000    1,425,802
          #Ringer Hut Co., Ltd...................    72,300      914,638
           Riso Kyoiku Co., Ltd..................     7,338      363,650
           Roland Corp...........................    92,800    1,068,568
           Round One Corp........................   266,600    1,620,700
          #Royal Holdings Co., Ltd...............   135,300    1,396,389
          #Ryohin Keikaku Co., Ltd...............    92,200    4,279,821
         #*Sagami Chain Co., Ltd.................    77,000      444,230
          *Sagami Co., Ltd.......................   225,000      274,427
           Saizeriya Co., Ltd....................   145,800    2,486,182
         #*Sakai Ovex Co., Ltd...................   205,000      321,016
          #Sanden Corp...........................   497,000    2,353,200
           Sanei-International Co., Ltd..........     2,300       25,584
          #Sangetsu Co., Ltd.....................    67,425    1,550,878
           Sankyo Seiko Co., Ltd.................    21,000       66,444
           Sanoh Industrial Co., Ltd.............   118,600      922,411
          #Sanyo Housing Nagoya Co., Ltd.........       354      323,887
          #Sanyo Shokai, Ltd.....................   421,000    1,261,926
           Scroll Corp...........................    77,300      270,070
          #Seiko Holdings Corp...................   410,407    1,347,841
           Seiren Co., Ltd.......................   223,900    1,504,936
           Senshukai Co., Ltd....................   165,200    1,014,726
          *Seven Seas Holdings Co., Ltd..........   654,000      226,997
         #*Shikibo, Ltd..........................   521,000      608,885

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           Shares      Value++
                                                           ------      -----
 Consumer Discretionary -- (Continued).................
     Shimachu Co., Ltd.................................   161,100   $3,760,811
     Shimojima Co., Ltd................................    12,000      139,421
    *Shinyei Kaisha....................................    96,000      151,409
    #Shiroki Corp......................................   285,000      924,519
     Shobunsha Publications, Inc.......................   340,000    2,568,216
    #Shochiku Co., Ltd.................................   404,400    2,918,487
     Shoei Co., Ltd....................................     1,600       12,407
    *Showa Corp........................................   240,000    1,562,050
    #SKY Perfect JSAT Holdings, Inc....................     7,400    2,957,179
     SNT Corp..........................................    93,800      442,679
     Soft99 Corp.......................................    70,600      425,956
     Sotoh Co., Ltd....................................    49,700      490,438
     SPK Corp..........................................    16,800      257,786
     SRI Sports, Ltd...................................        49       53,378
     St. Marc Holdings Co., Ltd........................    37,600    1,383,812
     Studio Alice Co., Ltd.............................    27,000      286,137
    #Suminoe Textile Co., Ltd..........................   252,000      532,542
     Sumitomo Forestry Co., Ltd........................   433,066    3,795,604
   #*SxL Corp..........................................   493,000      436,730
    #T. RAD Co., Ltd...................................   268,000    1,124,125
    #Tac Co., Ltd......................................    15,400       57,947
     Tachikawa Corp....................................    50,800      264,285
     Tachi-S Co., Ltd..................................   112,840    1,897,425
     Tact Home Co., Ltd................................       201      177,057
     Taiho Kogyo Co., Ltd..............................    92,800      750,288
     Takamatsu Construction Group Co., Ltd.............    90,500    1,262,566
     Taka-Q Co., Ltd...................................    48,000       86,699
     Take & Give Needs Co., Ltd........................     1,380       96,318
    #Takihyo Co., Ltd..................................     9,000       42,881
     Tamron Co., Ltd...................................    63,700    1,403,147
   #*TASAKI & Co., Ltd.................................   597,000      465,145
    #Taya Co., Ltd.....................................     5,000       38,193
    #TBK Co., Ltd......................................    72,000      354,610
    *TDF Corp..........................................    11,000       21,864
     Teikoku Piston Ring Co., Ltd......................   103,500      938,356
     Teikoku Sen-I Co., Ltd............................    78,000      486,912
     Telepark Corp.....................................       735    1,276,023
    *Ten Allied Co., Ltd...............................    50,000      144,107
     Tigers Polymer Corp...............................    59,000      281,632
    #Toabo Corp........................................   130,000      101,549
     Toei Co., Ltd.....................................   279,000    1,271,972
    *Tokai Kanko Co., Ltd..............................   505,999      136,422
     Tokai Rika Co., Ltd...............................    44,300      776,254
     Tokai Rubber Industries, Ltd......................   149,000    1,813,952
   #*Tokai Senko K.K...................................   215,000      218,376
     Token Corp........................................    20,220      862,563
    *Tokyo Dome Corp...................................   680,200    1,473,024
    #Tokyo Individualized Educational Institute, Inc...    93,100      207,010
    #Tokyo Kaikan Co., Ltd.............................    12,000       45,741
     Tokyo Soir Co., Ltd...............................    49,000      109,310
     Tokyo Style Co., Ltd..............................   277,700    1,876,255
     Tokyotokeiba Co., Ltd.............................   828,000    1,064,615
     Tokyu Recreation Co., Ltd.........................    77,000      471,167
    #Tomy Co., Ltd.....................................   297,893    2,568,426
     Topre Corp........................................   185,700    1,530,700
    #Toridoll.corp.....................................       183      212,504
     Totenko Co., Ltd..................................    57,000       90,066
     Touei Housing Corp................................    76,040      868,496
    #Tow Co., Ltd......................................     7,000       42,574
     Toyo Tire & Rubber Co., Ltd.......................   749,000    1,831,488
     Toyobo Co., Ltd................................... 2,970,000    4,692,999

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CONTINUED

                                                     Shares        Value++
                                                     ------        -----
     Consumer Discretionary -- (Continued).......
         TS Tech Co., Ltd........................   181,300   $  3,190,184
        *Tsukamoto Co., Ltd......................    52,000         57,257
         Tsutsumi Jewelry Co., Ltd...............    49,300      1,230,097
         TV Asahi Corp...........................       269        413,324
        *TV Tokyo Holdings Corp..................     4,500         57,788
         Unipres Corp............................   108,200      2,318,386
         United Arrows, Ltd......................    70,200      1,166,506
       #*Unitika, Ltd............................ 1,731,000      1,325,001
         U-Shin, Ltd.............................    94,500        662,404
         Watabe Wedding Corp.....................    29,500        270,437
        #Watami Food Service Co., Ltd............   104,500      1,820,751
         Xebio Co., Ltd..........................    98,000      1,818,329
        #Yamatane Corp...........................    54,000         79,066
         Yellow Hat, Ltd.........................    73,700        678,369
         Yokohama Reito Co., Ltd.................   183,600      1,243,562
         Yomiuri Land Co., Ltd...................   225,000        727,413
         Yonex Co., Ltd..........................    40,000        281,115
        #Yorozu Corp.............................    62,500      1,266,689
        #Yoshinoya Holdings Co., Ltd.............     2,180      2,648,182
         Zenrin Co., Ltd.........................   130,000      1,275,762
        #Zensho Co., Ltd.........................   298,400      3,147,235
                                                              ------------
     Total Consumer Discretionary................              333,809,878
                                                              ------------

     Consumer Staples -- (8.2%)..................
        *Aeon Hokkaido Corp......................   394,500      1,598,596
         Ahjikan Co., Ltd........................    10,500         92,922
       #*Ain Pharmaciez, Inc.....................    36,800      1,432,634
         Arcs Co., Ltd...........................    67,400      1,043,980
        #Ariake Japan Co., Ltd...................   103,700      1,751,864
         Cawachi, Ltd............................    81,900      1,566,244
         Chubu Shiryo Co., Ltd...................    89,000        616,609
         Chuo Gyorui Co., Ltd....................    93,000        184,247
         Circle K Sunkus Co., Ltd................   151,100      2,333,298
         Coca-Cola Central Japan Co., Ltd........   111,200      1,513,898
         Cocokara fine, Inc......................    59,560      1,277,148
        *Cosmos Pharmaceutical Corp..............    34,200      1,515,247
         CVS Bay Area, Inc.......................    51,000         64,555
         Daikokutenbussan Co., Ltd...............     2,200         71,179
        #Dr.Ci:Labo Co., Ltd.....................       532      2,253,492
         Dydo Drinco, Inc........................    49,800      1,943,665
         Echo Trading Co., Ltd...................    11,000         96,711
        #Ensuiko Sugar Refining Co., Ltd.........   102,000        259,602
         Fancl Corp..............................   152,800      2,098,753
       #*First Baking Co., Ltd...................   183,000        210,635
         Fuji Oil Co., Ltd.......................   258,900      3,594,194
         Fujicco Co., Ltd........................   116,600      1,391,189
       #*Fujiya Co., Ltd.........................   474,000        787,209
         Hagoromo Foods Corp.....................    40,000        578,322
         Harashin Narus Holdings Co., Ltd........    61,500        904,211
       #*Hayashikane Sangyo Co., Ltd.............   299,000        312,620
         Heiwado Co., Ltd........................   152,800      1,936,922
        #Hohsui Corp.............................   120,000        132,978
         Hokkaido Coca-Cola Bottling Co., Ltd....    87,000        424,815
        #Hokuto Corp.............................   106,700      2,386,202
         Inageya Co., Ltd........................   175,000      1,860,331
        #ITO EN, Ltd.............................    80,800      1,434,112
         Itochu-Shokuhin Co., Ltd................    27,400        916,537
        #Itoham Foods, Inc.......................   674,800      2,678,232
         Izumiya Co., Ltd........................   308,000      1,341,864
         J-Oil Mills, Inc........................   477,000      1,339,831
         Kameda Seika Co., Ltd...................    70,000      1,190,735

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CONTINUED

                                                        Shares      Value++
                                                        ------      -----
    Consumer Staples -- (Continued).................
        Kasumi Co., Ltd.............................   203,100   $1,077,367
        Kato Sangyo Co., Ltd........................   109,300    1,844,874
       #Key Coffee, Inc.............................    79,000    1,368,355
        Kirindo Co., Ltd............................    28,300      146,066
       #Kose Corp...................................    62,200    1,620,872
        Kyodo Shiryo Co., Ltd.......................   330,000      364,334
       #Kyokuyo Co., Ltd............................   370,000      732,425
       #Life Corp...................................   183,400    2,631,147
        Lion Corp...................................    82,000      430,124
        Mandom Corp.................................    81,100    2,132,159
        Marudai Food Co., Ltd.......................   465,000    1,476,412
       #Maruetsu, Inc. (The)........................   375,000    1,395,187
        Maruha Nichiro Holdings, Inc................ 1,719,069    2,560,524
       *Maruya Co., Ltd.............................    10,400       21,062
      #*Matsumotokiyoshi Holdings Co., Ltd..........    59,500    1,264,249
      #*Maxvalu Tohok Co., Ltd......................    18,200      129,909
        Maxvalu Tokai Co., Ltd......................    57,900      728,355
       #Megmilk Snow Brand Co., Ltd.................   194,300    3,018,693
        Meito Sangyo Co., Ltd.......................    53,600      681,474
        Mikuni Coca-Cola Bottling Co., Ltd..........   171,600    1,547,353
        Milbon Co., Ltd.............................    49,014    1,377,745
        Ministop Co., Ltd...........................    70,200    1,137,047
       #Mitsui Sugar Co., Ltd.......................   453,850    2,267,202
        Miyoshi Oil & Fat Co., Ltd..................   261,000      381,615
        Morinaga & Co., Ltd.........................   933,000    2,100,484
        Morinaga Milk Industry Co., Ltd.............   886,000    3,576,420
        Morishita Jinton Co., Ltd...................    47,800      172,532
        Morozoff, Ltd...............................   108,000      343,106
        Nagatanien Co., Ltd.........................   115,000    1,157,833
       #Nakamuraya Co., Ltd.........................   203,000      952,154
        Nichimo Co., Ltd............................   112,000      228,842
        Nichirei Corp...............................   839,000    3,686,298
       #Nihon Chouzai Co., Ltd......................    20,300      761,282
        Niitaka Co., Ltd............................     7,260       82,164
        Nippon Beet Sugar Manufacturing Co., Ltd....   543,000    1,219,479
        Nippon Flour Mills Co., Ltd.................   557,000    2,762,101
      #*Nippon Formula Feed Manufacturing Co., Ltd..   267,000      294,796
       #Nippon Suisan Kaisha, Ltd...................   936,700    2,619,617
        Nisshin Oillio Group, Ltd. (The)............   550,000    2,575,375
        Nissin Sugar Manufacturing Co., Ltd.........   149,000      333,311
        Nitto Flour Milling Co., Ltd................    64,000      231,139
       *Noevir Holdings Co., Ltd....................     5,900       65,172
        Oenon Holdings, Inc.........................   247,000      583,791
       #Oie Sangyo Co., Ltd.........................    20,900      199,938
        Okuwa Co., Ltd..............................   115,000    1,185,385
        Olympic Corp................................    64,900      454,260
        Pietro Co., Ltd.............................    10,300      104,686
        Pigeon Corp.................................    69,300    2,386,365
        Poplar Co., Ltd.............................    25,760      134,467
        Prima Meat Packers, Ltd.....................   671,000      898,215
       #Riken Vitamin Co., Ltd......................    79,200    2,021,355
       #Rock Field Co., Ltd.........................    47,000      747,215
        Ryoshoku, Ltd...............................    91,300    1,946,834
        S Foods, Inc................................    73,762      594,664
        Sakata Seed Corp............................   164,600    2,335,356
        San-A Co., Ltd..............................    20,800      807,890
       *Sapporo Holdings, Ltd.......................   457,000    1,836,430
       #Shoei Foods Corp............................    44,000      269,146
        Showa Sangyo Co., Ltd.......................   524,000    1,422,169
        Sogo Medical Co., Ltd.......................    23,000      740,039
        Sonton Food Industry Co., Ltd...............    43,000      355,496

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CONTINUED

                                                     Shares        Value++
                                                     ------        -----
     Consumer Staples -- (Continued)...............
         Starzen Co., Ltd.......................... 279,000   $    825,327
       #*Sugi Holdings Co., Ltd.................... 129,700      3,106,264
         Takara Holdings, Inc...................... 673,000      3,275,390
         Three F Co., Ltd..........................  17,700        110,517
         Tobu Store Co., Ltd....................... 212,000        639,704
         Toho Co., Ltd............................. 158,000        582,523
        #Tohto Suisan Co., Ltd..................... 120,000        196,502
        #Torigoe Co., Ltd. (The)...................  84,500        730,954
         Toyo Sugar Refining Co., Ltd.............. 157,000        208,562
         Tsukiji Uoichiba Co., Ltd.................  24,000         30,140
        *Tsuruha Holdings, Inc.....................  60,100      2,842,956
       #*Unicafe, Inc..............................  15,060         69,437
        *Unihair Co., Ltd.......................... 120,250      1,159,221
         Uoriki Co., Ltd...........................     400          4,399
         Valor Co., Ltd............................ 175,400      1,870,451
         Warabeya Nichiyo Co., Ltd.................  51,360        610,277
        #Yaizu Suisankagaku Industry Co., Ltd......  41,000        372,297
         Yaoko Co., Ltd............................  40,800      1,219,276
         Yomeishu Seizo Co., Ltd................... 100,000        899,945
         Yonekyu Corp.............................. 100,000        768,928
         Yuasa Funashoku Co., Ltd.................. 112,000        270,914
        #Yukiguni Maitake Co., Ltd................. 102,556        594,665
         Yutaka Foods Corp.........................   6,000        100,840
                                                              ------------
     Total Consumer Staples........................            138,145,428
                                                              ------------

     Energy -- (1.0%)..............................
        *AOC Holdings, Inc......................... 154,800      1,035,219
         BP Castrol K.K............................  66,500        273,759
       #*Fuji Kosan Co., Ltd....................... 264,000        279,788
        #Itochu Enex Co., Ltd...................... 302,200      1,639,596
         Japan Drilling Co., Ltd...................   6,600        266,690
         Japan Oil Transportation Co., Ltd.........  79,000        205,432
         Kanto Natural Gas Development Co., Ltd.... 155,000        942,708
        #Kyoei Tanker Co., Ltd..................... 111,000        228,212
         Mitsuuroko Co., Ltd....................... 166,300      1,116,680
        #Modec, Inc................................  77,700      1,437,699
        #Nippon Gas Co., Ltd....................... 148,900      2,074,091
         Nippon Seiro Co., Ltd.....................  64,000        258,971
         Sala Corp................................. 128,500        608,231
         San-Ai Oil Co., Ltd....................... 273,000      1,474,141
         Shinko Plantech Co., Ltd.................. 164,000      1,837,515
         Sinanen Co., Ltd.......................... 251,000      1,052,987
         Toa Oil Co., Ltd.......................... 337,000        470,497
        #Toyo Kanetsu K.K.......................... 507,000      1,213,242
                                                              ------------
     Total Energy..................................             16,415,458
                                                              ------------

     Financials -- (9.2%)..........................
         Aichi Bank, Ltd. (The)....................  37,700      2,254,973
         Airport Facilities Co., Ltd............... 120,570        467,336
         Akita Bank, Ltd. (The).................... 773,400      2,283,584
         Aomori Bank, Ltd. (The)................... 794,000      2,424,917
         Asax Co., Ltd.............................      17         24,940
        #Awa Bank, Ltd. (The)...................... 439,000      2,742,903
         Bank of Iwate, Ltd. (The).................  63,700      2,414,723
         Bank of Kochi, Ltd. (The).................   2,000          2,052
         Bank of Nagoya, Ltd. (The)................ 592,297      1,880,670
         Bank of Okinawa, Ltd. (The)...............  92,500      3,710,734
         Bank of Saga, Ltd. (The).................. 624,000      1,591,056
         Bank of the Ryukyus, Ltd.................. 135,480      1,600,538
       #*Cedyna Financial Corp..................... 589,850      1,107,456
         Century Tokyo Leasing Corp................ 254,990      4,374,982

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CONTINUED

                                                     Shares      Value++
                                                     ------      -----
       Financials -- (Continued).................
          *Chiba Kogyo Bank, Ltd. (The)..........   180,300   $  976,153
           Chukyo Bank, Ltd. (The)...............   675,000    1,547,201
          #Daibiru Corp..........................   201,400    1,597,865
           Daiko Clearing Services Corp..........    49,700      170,634
          *Daikyo, Inc........................... 1,287,000    2,076,110
           Daisan Bank, Ltd. (The)...............   621,000    1,522,209
           Daishi Bank, Ltd. (The)...............   924,000    2,915,427
           Daito Bank, Ltd. (The)................   485,000      304,922
           Ehime Bank, Ltd. (The)................   641,000    1,809,577
           Eighteenth Bank, Ltd. (The)...........   689,000    1,870,238
          *FIDEA Holdings Co., Ltd...............   215,600      554,277
           Fukui Bank, Ltd. (The)................   873,000    2,641,773
           Fukushima Bank, Ltd...................   836,000      465,072
           Fuyo General Lease Co., Ltd...........    84,500    2,647,137
           Goldcrest Co., Ltd....................    69,400    1,156,493
          *Heiwa Real Estate Co., Ltd............   288,000      646,133
           Higashi-Nippon Bank, Ltd..............   659,000    1,337,881
           Higo Bank, Ltd. (The).................   577,000    3,327,087
           Hitachi Capital Corp..................     4,500       64,190
           Hokkoku Bank, Ltd. (The)..............   908,000    3,069,183
           Hokuetsu Bank, Ltd. (The).............   920,000    1,979,420
         #*Hulic Co., Ltd........................    66,300      554,323
           Hyakugo Bank, Ltd. (The)..............   885,609    3,860,107
           Hyakujishi Bank, Ltd. (The)...........   833,000    3,109,636
           IBJ Leasing Co., Ltd..................    85,800    2,117,523
           Ichiyoshi Securities Co., Ltd.........   165,800    1,035,818
           Iida Home Max Co., Ltd................    63,800      549,916
           Iwai Cosmo Holdings, Inc..............     9,100       46,109
         #*Japan Asia Investment Co., Ltd........   191,000      219,031
           Juroku Bank, Ltd......................   867,000    2,688,146
          #kabu.com Securities Co., Ltd..........   313,300      996,464
           Kagoshima Bank, Ltd. (The)............   404,000    2,716,572
           Keihanshin Real Estate Co., Ltd.......    18,800       96,928
           Keiyo Bank, Ltd. (The)................   232,000    1,141,328
         #*Kenedix, Inc..........................     9,531    1,741,467
           Kirayaka Bank, Ltd....................    98,000       84,826
           Kita-Nippon Bank, Ltd. (The)..........    29,706      676,833
           Kiyo Holdings, Inc.................... 2,526,900    3,596,475
           Kobayashi Yoko Co., Ltd...............   234,700      569,067
         #*Kosei Securities Co., Ltd.............   285,000      254,350
          *Kyokuto Securities Co., Ltd...........    58,400      380,914
         #*Leopalace21 Corp......................   420,685      596,802
           Marusan Securities Co., Ltd...........   280,800    1,177,612
         #*Matsui Securities Co., Ltd............   429,400    2,116,638
           Michinoku Bank, Ltd. (The)............   524,000      930,894
           Mie Bank, Ltd. (The)..................    76,000      198,298
           Minato Bank, Ltd. (The)............... 1,063,000    1,981,157
           Mito Securities Co., Ltd..............   254,000      372,248
           Miyazaki Bank, Ltd. (The).............   582,000    1,318,642
         #*Mizuho Investors Securities Co., Ltd.. 1,650,500    1,578,844
          #Monex Group, Inc......................     7,698    1,533,308
           Musashino Bank, Ltd...................   127,700    4,044,141
           Nagano Bank, Ltd. (The)...............   314,000      662,124
           Nanto Bank, Ltd. (The)................   243,000    1,188,649
          *New Real Property K.K.................    43,900           --
         #*NIS Group Co., Ltd.................... 1,015,125       87,345
         #Nisshin Fudosan Co., Ltd...............    95,000      508,638
           Ogaki Kyoritsu Bank, Ltd. (The)....... 1,077,000    3,456,154
           Oita Bank, Ltd. (The).................   676,900    2,155,455
           Okasan Securities Group, Inc..........   795,000    2,851,948
           Ricoh Leasing Co., Ltd................    78,500    1,759,151

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CONTINUED

                                                       Shares        Value++
                                                       ------        -----
    Financials -- (Continued)........................
        San-in Godo Bank, Ltd. (The)................. 547,000   $  4,057,201
        Sankei Building Co., Ltd..................... 173,500        988,943
        Shiga Bank, Ltd.............................. 140,000        751,103
        Shikoku Bank, Ltd............................ 793,000      2,378,779
       #Shimizu Bank, Ltd............................  33,900      1,360,120
        Sumitomo Real Estate Sales Co., Ltd..........  35,550      1,446,791
       *Sun Frontier Fudousan Co., Ltd...............     208         22,399
      #*Taiko Bank, Ltd. (The).......................   7,000         20,763
      #*Takagi Securities Co., Ltd................... 206,000        223,471
        TOC Co., Ltd................................. 435,250      1,781,312
        Tochigi Bank, Ltd............................ 443,000      1,799,916
        Toho Bank, Ltd............................... 899,200      2,215,281
        Toho Real Estate Co., Ltd.................... 140,700        787,070
        Tohoku Bank, Ltd. (The)...................... 389,000        569,218
        Tokai Tokyo Financial Holdings, Inc.......... 997,000      2,988,187
        Tokyo Rakutenchi Co., Ltd.................... 218,000        721,686
        Tokyo Tatemono Co., Ltd...................... 910,000      3,290,604
        Tokyo Tatemono Real Estate Sales Co., Ltd....   7,000         22,091
       #Tokyo Theatres Co, Inc....................... 290,000        383,457
      #*Tokyo Tomin Bank, Ltd........................ 127,000      1,698,031
       #Tokyu Livable, Inc........................... 103,200        876,052
        Tomato Bank, Ltd............................. 397,000        750,511
        TOMONY Holdings, Inc......................... 601,450      2,120,285
        Tosei Corp...................................      99         30,456
        Tottori Bank, Ltd............................ 328,000        665,790
        Towa Bank, Ltd............................... 951,000      1,149,221
        Toyo Securities Co., Ltd..................... 327,000        492,591
       *Tsukuba Bank, Ltd............................ 208,400        604,963
       *Yachiyo Bank, Ltd. (The).....................  23,300        711,258
        Yamagata Bank, Ltd........................... 619,500      3,021,723
        Yamanashi Chuo Bank, Ltd..................... 611,000      2,724,616
                                                                ------------
        Total Financials.............................            155,167,616
                                                                ------------

    Health Care -- (3.8%)............................
       #As One Corp..................................  71,668      1,445,862
       *Asia Alliance Holdings Co., Ltd.............. 368,100         50,170
        ASKA Pharmaceutical Co., Ltd................. 101,000        837,446
        BML, Inc.....................................  41,500      1,181,434
        CMIC Co., Ltd................................  17,000        291,468
        Create Medic Co., Ltd........................  28,000        276,102
        Eiken Chemical Co., Ltd......................  74,800        938,141
       #EPS Co., Ltd.................................     158        362,341
        FALCO SD HOLDINGS Co., Ltd...................  34,300        292,987
        Fuso Pharmaceutical Industries, Ltd.......... 320,000        905,742
        Hitachi Medical Corp.........................  85,000      1,131,998
        Hogy Medical Co., Ltd........................  49,000      2,023,767
        Iwaki & Co., Ltd.............................  55,000        130,177
        Japan Medical Dynamic Marketing, Inc.........  44,900        111,993
        Jeol, Ltd.................................... 273,000        750,561
        JMS Co., Ltd................................. 126,000        413,939
        Kaken Pharmaceutical Co., Ltd................ 353,000      4,579,538
        Kawanishi Holdings, Ltd......................   7,400         72,586
        Kawasumi Laboratories, Inc...................  45,000        302,667
       #Kissei Pharmaceutical Co., Ltd............... 106,300      2,006,933
        KYORIN Holdings, Inc......................... 205,000      3,660,079
       #M3, Inc......................................     448      2,911,762
       #Mochida Pharmaceutical Co., Ltd.............. 281,000      3,125,261
        Nagaileben Co., Ltd..........................   8,100        216,805
       #Nichii Gakkan Co............................. 227,100      1,786,884
        Nihon Kohden Corp............................ 159,200      3,380,985
        Nikkiso Co., Ltd............................. 250,000      2,076,164

                                      27

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CONTINUED

                                                       Shares       Value++
                                                       ------       -----
    Health Care -- (Continued).......................
       #Nippon Chemiphar Co., Ltd.................... 131,000   $   414,805
        Nippon Shinyaku Co., Ltd..................... 239,000     3,117,409
       #Nipro Corp................................... 189,900     3,872,841
        Nissui Pharmaceutical Co., Ltd...............  64,200       522,590
        Paramount Bed Co., Ltd.......................  82,000     2,223,483
        Rion Co., Ltd................................   5,000        34,538
        Rohto Pharmaceutical Co., Ltd................ 339,000     3,447,231
       #Sawai Pharmaceutical Co., Ltd................  53,400     4,791,485
        Seikagaku Corp............................... 179,800     2,084,682
       #Shin Nippon Biomedical Laboratories, Ltd.....  24,700        99,515
        Ship Healthcare Holdings, Inc................ 104,100     1,352,022
       #Toho Holdings Co., Ltd....................... 150,000     1,547,195
        Torii Pharmaceutical Co., Ltd................  65,200     1,338,380
       #Towa Pharmaceutical Co., Ltd.................  42,300     2,205,390
       #Vital KSK Holdings, Inc...................... 150,600     1,266,459
       #Wakamoto Pharmaceutical Co., Ltd............. 100,000       302,651
       #ZERIA Pharmaceutical Co., Ltd................ 109,000     1,319,417
                                                                -----------
    Total Health Care................................            65,203,885
                                                                -----------

    Industrials -- (23.7%)...........................
      #*A&A Material Corp............................ 235,000       274,332
       *A&D Co., Ltd.................................   6,900        21,768
        Advan Co., Ltd...............................  98,600       837,010
      #*Advanex, Inc.................................  73,000        75,185
        Aeon Delight Co., Ltd........................  85,600     1,640,784
        Aica Kogyo Co., Ltd.......................... 244,300     3,233,303
        Aichi Corp................................... 132,000       632,870
        Aida Engineering, Ltd........................ 273,600     1,199,398
        Airtech Japan, Ltd...........................  18,300        88,736
        Alps Logistics Co., Ltd......................  50,700       512,849
       #Altech Co., Ltd..............................  23,000        83,357
        Altech Corp..................................  37,150       280,295
        Amano Corp................................... 281,000     2,608,129
        Ando Corp.................................... 257,000       328,760
        Anest Iwata Corp............................. 149,000       671,399
       #Asahi Diamond Industrial Co., Ltd............ 241,000     5,013,117
        Asahi Holdings, Inc.......................... 115,950     2,402,559
        Asahi Kogyosha Co., Ltd......................  99,000       431,605
      #*Asanuma Corp................................. 866,000       948,913
        Asia Air Survey Co., Ltd.....................  32,000       105,711
        Asunaro Aoki Construction Co., Ltd........... 161,000       835,131
        Ataka Construction & Engineering Co., Ltd....  60,000       222,530
        Bando Chemical Industries, Ltd............... 348,000     1,466,584
        Benefit One, Inc.............................       3         2,017
        Biken Techno Corp............................  14,100        70,293
        Bunka Shutter Co., Ltd....................... 227,000       618,801
       *C&I Holdings Co., Ltd........................ 358,400         8,932
        Central Glass Co., Ltd....................... 714,000     2,822,502
        Central Security Patrols Co., Ltd............  43,700       420,889
        Chiyoda Integre Co., Ltd.....................   3,700        49,837
        Chudenko Corp................................ 130,500     1,608,834
       #Chugai Ro Co., Ltd........................... 340,000     1,452,465
        CKD Corp..................................... 241,400     2,189,540
        Comsys Holdings Corp......................... 260,200     2,722,771
       #Cosel Co., Ltd............................... 108,800     1,715,938
        CTI Engineering Co., Ltd.....................  44,000       319,578
        Dai-Dan Co., Ltd............................. 156,000       906,369
        Daido Kogyo Co., Ltd......................... 145,000       280,371
        Daifuku Co., Ltd............................. 328,000     2,225,424
        Daihen Corp.................................. 448,000     1,797,701
       *Daiho Corp................................... 846,000     1,212,882

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CONTINUED

                                                          Shares      Value++
                                                          ------      -----
  Industrials -- (Continued)..........................
    #*Daiichi Chuo K.K................................   475,000   $  927,511
      Daiichi Jitsugyo Co., Ltd.......................   188,000      758,236
     #Daiseki Co., Ltd................................   143,463    3,045,061
     *Daisue Construction Co., Ltd....................   271,500      205,970
      Daiwa Industries, Ltd...........................   178,000      894,870
      Daiwa Odakyu Construction Co., Ltd..............    63,500      168,424
    #*Danto Holdings Corp.............................   441,000      597,358
     #Denyo Co., Ltd..................................    85,100    1,168,182
     *Dijet Industrial Co., Ltd.......................    80,000      123,557
      DMW Corp........................................     4,800       90,050
     *Dream Incubator, Inc............................       168      126,612
      Duskin Co., Ltd.................................   211,600    4,268,817
    #*Enshu, Ltd......................................   142,000      172,468
      Freesia Macross Corp............................ 1,355,000      301,346
     *Fujisash Co., Ltd...............................    49,300       40,477
      Fujitec Co., Ltd................................   319,000    1,634,563
     #Fukuda Corp.....................................   639,000    1,929,346
      Fukusima Industries Corp........................    29,700      346,777
     #Fukuyama Transporting Co., Ltd..................   579,400    2,800,075
      Funai Consulting, Inc...........................    99,300      624,015
     *Furukawa Co., Ltd............................... 1,391,000    1,556,885
     #Furusato Industries, Ltd........................    50,600      382,127
      Futaba Corp.....................................   154,300    2,876,066
      Gecoss Corp.....................................   112,400      545,783
      Glory, Ltd......................................    39,300      863,109
     #Hamai Co., Ltd..................................    92,000      149,439
     #Hanwa Co., Ltd..................................   764,000    3,265,621
     *Hazama Corp.....................................   285,800      389,518
      Hibiya Engineering, Ltd.........................   125,900    1,179,500
     *Hisaka Works, Ltd...............................     4,000       45,212
      Hitachi Cable, Ltd..............................   699,000    1,673,678
      Hitachi Metals Techno, Ltd......................    56,500      284,026
      Hitachi Tool Engineering, Ltd...................    94,000      953,809
      Hitachi Transport System, Ltd...................   104,300    1,449,345
     #Hitachi Zosen Corp.............................. 2,937,500    4,289,823
     #Hokuetsu Industries Co., Ltd....................    85,000      249,122
      Hokuriku Electrical Construction Co., Ltd.......    56,000      163,367
      Hosokawa Micron Corp............................   140,000      585,504
    #*Howa Machinery, Ltd.............................   379,000      387,953
     #Ichiken Co., Ltd................................    87,000      120,148
      Ichinen Holdings Co., Ltd.......................    71,100      337,295
     #Idec Corp.......................................   137,000    1,403,796
      IHI Transport Machinery Co., Ltd................    73,000      348,169
     #Iino Kaiun Kaisha, Ltd..........................   354,300    1,685,337
      Inaba Denki Sangyo Co., Ltd.....................    86,300    2,276,864
      Inaba Seisakusho Co., Ltd.......................    58,800      616,422
      Inabata & Co., Ltd..............................   205,700    1,181,568
     #Inui Steamship Co., Ltd.........................    86,600      475,524
     #Iseki & Co., Ltd................................   718,000    1,626,545
     #Ishii Iron Works Co., Ltd.......................   110,000      261,299
    #*Ishikawa Seisakusho, Ltd........................   101,000       85,939
      Ishikawajima Construction Materials Co., Ltd....   202,000      332,393
      Itoki Corp......................................   174,200      407,053
     #Iwatani International Corp......................   887,000    2,927,094
     #Jalux, Inc......................................    40,800      344,324
     *Jamco Corp......................................    80,000      481,260
     #Japan Airport Terminal Co., Ltd.................   145,600    1,883,225
     #Japan Foundation Engineering Co., Ltd...........    95,600      356,201
      Japan Kenzai Co., Ltd...........................    92,540      507,340
      Japan Pulp & Paper Co., Ltd.....................   464,000    1,677,373
      Japan Transcity Corp............................   231,000      741,083

                                      29

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CONTINUED

                                                          Shares      Value++
                                                          ------      -----
  Industrials -- (Continued)..........................
      JFE Shoji Holdings, Inc.........................   411,000   $1,812,894
    #*Juki Corp.......................................    28,000       70,377
      Kamei Corp......................................   118,000      474,312
      Kanaden Corp....................................   116,000      689,789
      Kanagawa Chuo Kotsu Co., Ltd....................   192,000      954,779
     #Kanamoto Co., Ltd...............................   112,000      830,091
     #Kandenko Co., Ltd...............................   384,000    1,988,227
     *Kanematsu Corp.................................. 1,526,625    1,517,090
    #*Kanematsu-NNK Corp..............................   113,000      243,478
      Katakura Industries Co., Ltd....................   115,100    1,147,144
      Kato Works Co., Ltd.............................   197,000      554,118
      KAWADA Technologies, Inc........................   102,900    1,949,754
      Kawagishi Bridge Works Co., Ltd.................    38,000      122,823
      Kawasaki Kinkai Kisen Kaisha, Ltd...............    99,000      326,933
      Keihin Co., Ltd. (The)..........................   199,000      227,797
     #Kimura Chemical Plants Co., Ltd.................    59,400      350,487
      Kinki Sharyo Co., Ltd...........................   185,000      763,296
      Kintetsu World Express, Inc.....................    79,000    2,668,694
      Kitagawa Iron Works Co., Ltd....................   335,000      610,274
      Kitano Construction Corp........................   242,000      582,921
      Kitazawa Sangyo Co., Ltd........................    54,500      101,123
     #Kitz Corp.......................................   416,800    2,171,431
      Kodensha Co., Ltd. (The)........................    25,000       59,075
      Koike Sanso Kogyo Co., Ltd......................   149,000      418,332
    #*Koito Industries, Ltd...........................   102,000      140,141
      Kokuyo Co., Ltd.................................   298,925    2,210,756
     #Komai Tekko, Inc................................   109,000      362,037
      Komatsu Wall Industry Co., Ltd..................    32,900      324,531
      Komori Corp.....................................   190,600    1,814,220
      Kondotec, Inc...................................    40,500      387,463
    #*Kosaido Co., Ltd................................   356,100    1,044,655
      KRS Corp........................................    37,200      391,600
     *Kumagai Gumi Co., Ltd...........................   583,800      642,294
      Kuroda Electric Co., Ltd........................   115,400    1,285,933
      Kyodo Printing Co., Ltd.........................   325,000      669,014
     #Kyoei Sangyo Co., Ltd...........................    97,000      179,016
      Kyokuto Boeki Kaisha, Ltd.......................    58,000      112,596
      Kyokuto Kaihatsu Kogyo Co., Ltd.................   146,400      737,151
     #Kyosan Electric Manufacturing Co., Ltd..........   225,000    1,280,165
     #Kyowa Exeo Corp.................................   322,000    3,387,862
      Kyudenko Corp...................................   204,000    1,213,584
     *Lonseal Corp....................................   116,000      160,088
      Maeda Corp......................................   613,000    1,862,946
      Maeda Road Construction Co., Ltd................   289,000    2,742,719
     *Maezawa Industries, Inc.........................    35,700      127,923
      Maezawa Kasei Industries Co., Ltd...............    50,700      512,089
      Maezawa Kyuso Industries Co., Ltd...............    50,400      668,488
    #*Makino Milling Machine Co., Ltd.................   388,000    3,647,468
     *Marubeni Construction Material Lease Co., Ltd...    75,000      151,828
      Maruka Machinery Co., Ltd.......................    28,100      213,541
      Maruwn Corp.....................................    66,000      167,950
      Maruyama Manufacturing Co, Inc..................   150,000      299,578
      Maruzen Showa Unyu Co., Ltd.....................   306,000      972,747
     #Matsuda Sangyo Co., Ltd.........................    80,682    1,243,154
      Matsui Construction Co., Ltd....................    98,600      399,626
      Max Co., Ltd....................................   189,000    2,336,864
     #Meidensha Corp..................................   773,050    3,311,257
      Meiji Shipping Co., Ltd.........................   105,700      352,494
     #Meitec Corp.....................................   137,300    2,659,929
      Meito Transportation Co., Ltd...................    22,000      163,063
      Meiwa Trading Co., Ltd..........................   140,000      457,883

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CONTINUED

                                                        Shares      Value++
                                                        ------      -----
     Industrials -- (Continued)
         Mesco, Inc.                                    30,000   $  245,350
         Mirait Holdings Corp.                         274,685    2,076,579
         Mitani Corp.                                   52,600      866,245
         Mitsubishi Kakoki Kaisha, Ltd.                229,000      546,288
         Mitsubishi Pencil Co., Ltd.                   104,500    1,862,598
         Mitsuboshi Belting, Ltd.                      287,000    1,354,223
        #Mitsui Matsushima Co., Ltd.                   338,000      772,959
         Mitsui-Soko Co., Ltd.                         485,000    1,799,316
         Mitsumura Printing Co., Ltd.                   93,000      273,379
        #Miura Co., Ltd.                               137,600    3,909,526
        *Miura Printing Corp.                           19,000       24,127
       #*Miyaji Engineering Group, Inc.              1,395,175    1,922,254
       #*Miyakoshi Corp.                                45,000      147,857
        *Mori Denki Mfg. Co., Ltd.                     625,000      124,347
        #Mori Seiki Co., Ltd.                          381,900    4,898,750
         Morita Holdings Corp.                         156,000      981,411
         Moshi Moshi Hotline, Inc.                     108,650    1,993,294
         Mystar Engineering Corp.                       15,600       69,973
        #Nac Co., Ltd.                                  25,400      437,133
        #Nachi-Fujikoshi Corp.                         663,000    3,704,420
         Naikai Zosen Corp.                             73,000      330,059
         Nakano Corp.                                   98,000      232,580
         Narasaki Sangyo Co., Ltd.                      56,000      106,420
         NEC Capital Solutions, Ltd.                    45,100      670,090
         NEC Networks & System Integration Corp.       109,600    1,432,089
         New Tachikawa Aircraft Co., Ltd.                9,900      498,943
         Nichias Corp.                                 436,000    2,652,863
         Nichiban Co., Ltd.                            122,000      414,655
         Nichiden Corp.                                  2,600       77,132
         Nichiha Corp.                                  98,380      852,352
         Nichireki Co., Ltd.                            96,000      473,221
         Nihon M&A Center, Inc.                             48      255,594
         Nikko Co., Ltd.                               127,000      538,469
         Nippo Corp.                                   256,000    2,060,734
         Nippon Carbon Co., Ltd.                       421,000      980,564
        #Nippon Conveyor Co., Ltd.                     168,000      175,798
         Nippon Densetsu Kogyo Co., Ltd.               191,000    1,836,484
         Nippon Denwa Shisetu Co., Ltd.                203,000      620,237
         Nippon Filcon Co., Ltd.                        70,900      340,226
         Nippon Hume Corp.                              91,000      400,011
        #Nippon Jogesuido Sekkei Co., Ltd.                 289      438,212
         Nippon Kanzai Co., Ltd.                        43,000      718,865
         Nippon Koei Co., Ltd.                         272,000      981,326
         Nippon Konpo Unyu Soko Co., Ltd.              261,000    2,802,348
         Nippon Road Co., Ltd. (The)                    20,000       58,644
         Nippon Seisen Co., Ltd.                       103,000      543,617
         #Nippon Sharyo, Ltd.                          260,000    1,140,778
         Nippon Shindo Co., Ltd.                         8,000       15,289
        #Nippon Signal Co., Ltd.                       218,600    1,707,872
        #Nippon Steel Trading Co., Ltd.                294,000      843,523
        #Nippon Thompson Co., Ltd.                     270,000    2,009,658
        #Nippon Tungsten Co., Ltd.                      80,000      277,123
         Nippon Yusoki Co., Ltd.                       138,000      323,548
         Nishimatsu Construction Co., Ltd.           1,012,000    1,543,142
        *Nishishiba Electric Co., Ltd.                 101,000      300,774
         Nissei Corp.                                  104,600      923,168
         Nissei Plastic Industrial Co., Ltd.           377,600    1,162,145
        #Nissha Printing Co., Ltd.                     111,400    2,274,394
         Nissin Corp.                                  350,000      907,777
         Nissin Electric Co., Ltd.                     175,000    1,437,828
         Nitchitsu Co., Ltd.                            58,000      150,195

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CONTINUED

                                                         Shares      Value++
                                                         ------      -----
    Industrials -- (Continued)
        Nitta Corp.                                     105,800   $1,896,370
        Nitto Boseki Co., Ltd.                          888,000    2,156,900
        Nitto Kogyo Corp.                               149,000    1,540,991
        Nitto Kohki Co., Ltd.                            67,900    1,657,084
        Nitto Seiko Co., Ltd.                           122,000      348,824
       #Nittoc Construction Co., Ltd.                   316,000      669,983
        Noda Corp.                                      169,300      708,841
        Nomura Co., Ltd.                                205,000      611,136
        Noritake Co., Ltd.                              531,000    2,125,802
        Noritz Corp.                                     83,000    1,446,896
       *NS United Kaiun Kaisha, Ltd.                    470,000      937,829
      #*Oak Capital Corp.                                53,135       74,002
        Obara Corp.                                       3,700       42,856
        Obayashi Road Corp.                             106,000      249,265
        Oiles Corp.                                     123,842    2,389,001
       *Okamoto Machine Tool Works, Ltd.                163,000      271,732
        Okamura Corp.                                   286,900    1,629,787
        Okano Valve Manufacturing Co., Ltd.              45,000      236,761
        Oki Electric Cable Co., Ltd.                     90,000      222,702
      #*OKK Corp.                                       255,000      330,297
       #OKUMA Corp.                                     513,000    4,832,293
        Okumura Corp.                                   754,400    2,950,935
        Onoken Co., Ltd.                                 58,900      544,622
        Organo Corp.                                    163,000    1,181,758
       *Original Engineering Consultants Co., Ltd.       34,500       99,906
        OSG Corp.                                       260,000    3,485,560
        Oyo Corp.                                       100,900    1,038,499
      #*P.S. Mitsubishi Construction Co., Ltd.           76,800      327,850
        Park24 Co., Ltd.                                207,000    2,162,858
       #Pasco Corp.                                      55,000      196,010
        Pasona Group, Inc.                                  119      107,407
       #Penta-Ocean Construction Co., Ltd.            1,087,500    2,400,476
        Pilot Corp.                                         763    1,409,990
        Pronexus, Inc.                                  133,200      657,114
        Raito Kogyo Co., Ltd.                           193,700      700,879
        Rheon Automatic Machinery Co., Ltd.              64,000      145,869
        Ryobi, Ltd.                                     575,200    2,228,725
       *Sailor Pen Co., Ltd.                             69,000       39,091
        Sakai Heavy Industries, Ltd.                    126,000      251,658
       *Sakurada Co., Ltd.                               57,000       16,299
      #*Sanix, Inc.                                     135,300      407,284
        Sanki Engineering Co., Ltd.                     245,000    1,462,119
       #Sanko Metal Industrial Co., Ltd.                118,000      329,457
       *Sankyo-Tateyama Holdings, Inc.                1,142,000    1,652,631
        Sankyu, Inc.                                    863,000    3,966,052
        Sanritsu Corp.                                   16,700      121,855
        Sanwa Holdings Corp.                            801,000    2,606,091
        Sanyo Denki Co., Ltd.                           210,000    1,806,822
        Sanyo Engineering & Construction, Inc.           48,000      186,612
      #*Sanyo Industries, Ltd.                           77,000      128,455
       #Sasebo Heavy Industries Co., Ltd.               573,000    1,096,556
        Sato Corp.                                      109,300    1,432,011
        Sato Shoji Corp.                                 65,300      353,481
       #Sawafuji Electric Co., Ltd.                      42,000      156,959
        Secom Joshinetsu Co., Ltd.                       33,900      937,186
        Seibu Electric Industry Co., Ltd.                67,000      287,357
        Seika Corp.                                     285,000      786,972
      #*Seikitokyu Kogyo Co., Ltd.                      307,000      248,075
        Seino Holdings Co., Ltd.                        307,000    2,306,191
        Sekisui Jushi Co., Ltd.                         142,000    1,476,529
       #Senko Co., Ltd.                                 384,000    1,141,820

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CONTINUED

                                                        Shares      Value++
                                                        ------      -----
    Industrials -- (Continued)
        Senshu Electric Co., Ltd.                       37,300   $  469,764
       #Shibusawa Warehouse Co., Ltd.                  231,000      743,454
        Shibuya Kogyo Co., Ltd.                         80,100      883,104
       #Shima Seiki Manufacturing Co., Ltd.            100,200    2,657,829
       #Shin Nippon Air Technologies Co., Ltd.          78,680      399,184
        Shin-Keisei Electric Railway Co., Ltd.         174,000      733,947
       #Shin-Kobe Electric Machinery Co., Ltd.         102,000    1,569,531
        Shinmaywa Industries, Ltd.                     418,000    1,783,850
       #Shinnihon Corp.                                194,800      596,480
        Shinsho Corp.                                  202,000      529,866
       #Sho-Bond Corp.                                 100,600    2,633,792
       #Shoko Co., Ltd.                                316,000      427,241
       #Showa Aircraft Industry Co., Ltd.              112,000      905,230
        Sinfonia Technology Co., Ltd.                  496,000    1,544,324
       *Sintokogio, Ltd.                               201,000    2,011,140
        Soda Nikka Co., Ltd.                            67,000      278,355
        Sohgo Security Services Co., Ltd.              241,900    2,776,933
       *Sotetsu Holdings, Inc.                         476,000    1,306,031
        Space Co., Ltd.                                 73,420      459,726
        Subaru Enterprise Co., Ltd.                     59,000      170,369
        Sugimoto & Co., Ltd.                            34,100      321,163
        Sumikin Bussan Corp.                            24,000       55,586
        Sumitomo Densetsu Co., Ltd.                     98,100      416,629
      #*Sumitomo Mitsui Construction Co., Ltd.         294,300      287,668
       #Sumitomo Precision Products Co., Ltd.          156,000    1,248,490
        Sumitomo Warehouse Co., Ltd.                   514,000    2,367,029
        Suzuki Metal Industry Co., Ltd.                 71,000      184,655
       *SWCC Showa Holdings Co., Ltd.                  889,000    1,122,797
        Tadano, Ltd.                                   395,579    2,115,651
        Taihei Dengyo Kaisha, Ltd.                     146,000    1,320,166
        Taihei Kogyo Co., Ltd.                         256,000    1,163,190
       #Taiheiyo Kouhatsu, Inc.                         95,000       87,566
        Taikisha, Ltd.                                 131,000    2,515,434
        Takada Kiko Co., Ltd.                          283,000      783,082
        Takano Co., Ltd.                                51,100      312,854
       #Takaoka Electric Manufacturing Co., Ltd.       262,000    1,019,864
       #Takara Printing Co., Ltd.                       38,055      307,370
        Takara Standard Co., Ltd.                      501,000    3,784,898
       #Takasago Thermal Engineering Co., Ltd.         291,400    2,488,880
       #Takashima & Co., Ltd.                          137,000      362,912
        Takigami Steel Construction Co., Ltd.           50,000      157,078
        Takisawa Machine Tool Co., Ltd.                191,000      273,544
       *Takuma Co., Ltd.                               316,000    1,160,667
        Tanseisha Co., Ltd.                             74,000      265,814
       #Tatsuta Electric Wire & Cable Co., Ltd.        215,000    1,027,906
        TECHNO ASSOCIE Co., Ltd.                        58,400      488,078
        Techno Ryowa, Ltd.                              71,390      369,682
        Teikoku Electric Manufacturing Co., Ltd.        31,800      593,803
       #Tekken Corp.                                   521,000      700,576
      #*Temp Holdings Co., Ltd.                         44,600      411,515
        Teraoka Seisakusho Co., Ltd.                    53,600      238,351
        TOA Corp.                                      780,000    1,404,011
       #TOA ROAD Corp.                                 155,000      331,578
      #*Tobishima Corp.                              1,548,500      558,954
        Tocalo Co., Ltd.                                54,700    1,030,640
        Toda Corp.                                     835,000    3,101,145
        Toenec Corp.                                   212,000    1,208,046
      #*TOKAI Holdings Corp.                           214,000    1,076,398
        Tokai Lease Co., Ltd.                           86,000      163,535
        Toko Electric Corp.                             76,000      415,666
        Tokyo Energy & Systems, Inc.                   126,000      831,159

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
                                                      Shares        Value++
                                                      ------        -----
     Industrials -- (Continued)
         TOKYO KEIKI, Inc.                           265,000   $    381,262
       #*Tokyo Kikai Seisakusho, Ltd.                300,000        289,557
         Tokyo Sangyo Co., Ltd.                       78,000        238,915
         Tokyu Community Corp.                        32,600        963,720
         Tokyu Construction Co., Ltd.                 14,950         40,658
         Toli Corp.                                  207,000        478,286
        #Tomoe Corp.                                 115,500        473,081
         Tonami Holdings Co., Ltd.                   331,000        609,215
         Toppan Forms Co., Ltd.                      191,200      1,529,993
        #Torishima Pump Manufacturing Co., Ltd.       84,800      1,355,863
         Toshiba Machine Co., Ltd.                   440,000      2,352,899
         Toshiba Plant Kensetsu Co., Ltd.            191,450      2,186,827
         Tosho Printing Co., Ltd.                    243,000        416,045
         Totetsu Kogyo Co., Ltd.                     122,000      1,057,836
       #*Totoku Electric Co., Ltd.                    61,000         88,484
         Toyo Construction Co., Ltd.                  60,000         67,073
         Toyo Electric Manufacturing Co., Ltd.       158,000        753,748
         Toyo Engineering Corp.                      581,400      2,348,892
        #Toyo Machinery & Metal Co., Ltd.             42,400        130,406
        #Toyo Tanso Co, Ltd.                          42,100      2,338,466
         Toyo Wharf & Warehouse Co., Ltd.            274,000        457,184
         Trinity Industrial Corp.                     56,000        228,115
         Trusco Nakayama Corp.                        98,900      1,674,228
         Tsubakimoto Chain Co.                       584,700      3,110,948
         Tsubakimoto Kogyo Co., Ltd.                  97,000        236,162
        #Tsugami Corp.                               267,000      1,814,431
         Tsukishima Kikai Co., Ltd.                  127,000      1,165,343
         Tsurumi Manufacturing Co., Ltd.              94,000        660,482
        #Tsuzuki Denki Co., Ltd.                      75,000        664,279
         TTK Co., Ltd.                                62,000        348,080
         Uchida Yoko Co., Ltd.                       186,000        599,825
         Ueki Corp.                                  453,000        966,982
        #Union Tool Co.                               59,400      1,310,041
         Utoc Corp.                                   92,900        241,069
       #*Wakachiku Construction Co., Ltd.          1,644,000      2,224,045
        #Weathernews, Inc.                            26,700        603,025
         Yahagi Construction Co., Ltd.               141,500        773,153
         Yamabiko Corp.                               28,782        307,923
         Yamato Corp.                                 82,000        313,972
         Yamaura Corp.                                40,500        100,482
        #Yamazen Co., Ltd.                           305,500      1,745,737
         Yasuda Warehouse Co., Ltd. (The)             95,800        549,782
         Yokogawa Bridge Holdings Corp.              139,400        951,605
         Yondenko Corp.                              132,800        578,126
         Yuasa Trading Co., Ltd.                     810,000      1,164,252
         Yuken Kogyo Co., Ltd.                       156,000        331,723
         Yurtec Corp.                                231,000      1,343,253
         Yusen Logistics Co., Ltd.                    67,700      1,184,853
         Yushin Precision Equipment Co., Ltd.         55,934      1,036,271
                                                               ------------
     Total Industrials                                          401,674,141
                                                               ------------

     Information Technology -- (9.8%)
         Ai Holdings Corp.                           182,600        745,856
        #Aichi Tokei Denki Co., Ltd.                 113,000        392,883
         Aiphone Co., Ltd.                            70,900      1,165,872
        #Allied Telesis Holdings K.K.                470,700        635,482
         Alpha Systems, Inc.                          27,300        411,874
        #Anritsu Corp.                               458,000      3,654,714
        #AOI Electronic Co., Ltd.                     35,200        612,756
        *Apic Yamada Corp.                            31,000         99,835
         Arisawa Manufacturing Co., Ltd.              35,100        174,337

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CONTINUED

                                                          Shares      Value++
                                                          ------      -----
  Information Technology -- (Continued).................
      Asahi Net, Inc....................................  21,000   $   83,465
      CAC Corp..........................................  61,300      493,864
     #Canon Electronics, Inc............................  78,500    1,883,966
     #Capcom Co., Ltd................................... 199,400    3,705,483
      Chino Corp........................................ 151,000      376,745
      CMK Corp..........................................  95,800      393,962
      Computer Engineering & Consulting, Ltd............  61,500      307,637
      Core Corp.........................................  45,700      363,872
      Cresco, Ltd.......................................  23,200      153,491
    #*CSK Corp.......................................... 448,600    1,435,799
      Cybernet Systems Co., Ltd.........................      85       22,537
     #Cybozu, Inc.......................................   1,196      261,670
     *Daiko Denshi Tsushin, Ltd.........................  12,000       15,646
     #Dainippon Screen Manufacturing Co., Ltd........... 367,000    3,408,232
      Daito Electron Co., Ltd...........................   1,600       10,573
      Denki Kogyo Co., Ltd.............................. 248,000    1,183,603
      DKK TOA Corp......................................  31,000      118,649
      DTS Corp..........................................  89,600      849,806
    #*Dwango Co., Ltd...................................     409    1,105,711
      Eizo Nanao Corp...................................  76,800    1,718,594
      Elematec Corp.....................................   3,400       44,116
     *Elna Co., Ltd.....................................  92,000      101,788
     #Enplas Corp.......................................  14,400      199,242
      ESPEC Corp........................................  79,800      608,255
      Faith, Inc........................................     496       82,234
    #*FDK Corp.......................................... 431,000      765,001
      Fuji Electronics Co., Ltd.........................  10,000      174,992
     #Fuji Soft, Inc.................................... 100,600    1,537,301
    #*Fujitsu Component, Ltd............................     139       66,140
      Fujitsu Frontech, Ltd.............................  77,500      578,610
      Future Architect, Inc.............................   1,172      516,146
     #GMO Internet, Inc................................. 186,700      816,428
      Hakuto Co., Ltd...................................  73,700      768,229
      Hioki EE Corp.....................................  11,700      232,062
      Hitachi Business Solution Co., Ltd................  42,500      377,575
     #Hitachi Kokusai Electric, Inc..................... 249,500    2,080,407
      Hochiki Corp......................................  97,000      509,535
     #Hokuriku Electric Industry Co., Ltd............... 289,000      667,499
      Horiba, Ltd....................................... 145,650    4,382,098
      Hosiden Corp...................................... 253,600    2,541,464
      Icom, Inc.........................................  49,700    1,473,028
    #*Ikegami Tsushinki Co., Ltd........................ 174,000      159,759
      Ines Corp......................................... 161,000    1,060,415
      I-Net Corp........................................  47,800      256,063
      Information Services International-Dentsu, Ltd....  76,700      532,013
      Innotech Corp.....................................   9,200       62,455
     #Internet Initiative Japan, Inc....................     485    1,654,397
     *Ishii Hyoki Co., Ltd..............................  23,700      293,768
      IT Holdings Corp.................................. 347,601    3,418,532
      ITC Networks Corp.................................  46,400      266,331
      ITFOR, Inc........................................   1,900        5,783
     #Iwatsu Electric Co., Ltd.......................... 303,000      336,541
      Japan Aviation Electronics Industry, Ltd.......... 252,600    1,843,164
      Japan Business Computer Co., Ltd..................  73,200      465,483
      Japan Cash Machine Co., Ltd.......................  79,315      658,382
      Japan Digital Laboratory Co., Ltd................. 109,700    1,268,508
      Japan Radio Co., Ltd..............................  10,000       24,862
     #Jastec Co., Ltd...................................  61,400      351,683
      JBIS Holdings, Inc................................  79,600      250,996
      JIEC Co., Ltd.....................................     199      198,545
      Kaga Electronics Co., Ltd......................... 100,400    1,145,121

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
                                                                  Shares      Value++
                                                                  ------      -----
Information Technology -- (Continued)
   #Kakaku.com, Inc.                                                 647   $3,728,546
    Kanematsu Electronics, Ltd.                                   83,100      871,964
    Kawatetsu Systems, Inc.                                          174      150,490
    Koa Corp.                                                    151,600    1,691,301
  #*Kubotek Corp.                                                    370      242,787
    Kyoden Co., Ltd.                                             156,900      257,669
    Kyowa Electronic Instruments Co., Ltd.                        52,000      190,378
   #Macnica, Inc.                                                 50,100    1,190,511
    Macromill, Inc.                                               48,500      552,298
    Marubun Corp.                                                 93,300      445,570
   #Maruwa Co., Ltd.                                              36,500    1,349,998
    Maspro Denkoh Corp.                                           61,000      551,498
   #Megachips Corp.                                               84,800    1,449,028
   *Meisei Electric Co., Ltd.                                    305,000      307,577
    Melco Holdings, Inc.                                          47,600    1,523,972
    Mimasu Semiconductor Industry Co., Ltd.                       86,881    1,031,669
    Miroku Jyoho Service Co., Ltd.                               105,000      279,255
    Mitsui High-Tec, Inc.                                        131,600      656,511
    Mitsui Knowledge Industry Co., Ltd.                            3,643      542,939
    Mitsumi Electric Co., Ltd.                                   278,000    3,564,793
   *Moritex Corp.                                                  7,700       41,969
    Mutoh Holdings Co., Ltd.                                     160,000      384,319
  #*Nagano Japan Radio Co., Ltd.                                  83,000      148,051
    Nagano Keiki Co., Ltd.                                         1,900       14,744
    Nakayo Telecommunications, Inc.                              541,000    1,162,358
    NEC Fielding, Ltd.                                            95,000    1,062,861
    NEC Mobiling, Ltd.                                            46,800    1,559,678
   #Net One Systems Co., Ltd.                                      1,984    3,592,498
  #*New Japan Radio Co., Ltd.                                     37,000       95,593
   #Nichicon Corp.                                               270,300    4,154,274
    Nidec Copal Electronics Corp.                                 33,800      229,748
   #Nidec Sankyo Corp.                                           191,000    1,274,138
   #NIFTY Corp.                                                       30       43,181
   #Nihon Dempa Kogyo Co., Ltd.                                   71,100    1,084,105
  #*Nihon Inter Electronics Corp.                                104,700      190,676
    Nihon Unisys, Ltd.                                           220,375    1,362,281
   *Nippon Avionics Co., Ltd.                                     78,000      134,719
   #Nippon Ceramic Co., Ltd.                                      86,600    1,832,752
    Nippon Chemi-Con Corp.                                       570,000    2,983,014
    Nippon Systemware Co., Ltd.                                   27,900      108,239
    Nohmi Bosai, Ltd.                                            123,000      734,059
    NS Solutions Corp.                                            79,400    1,518,234
    NSD Co., Ltd.                                                170,300    1,576,280
   #Obic Business Consultants Co., Ltd.                           20,950    1,266,550
    Okaya Electric Industries Co., Ltd.                           73,000      416,857
   *Oki Electric Industry Co., Ltd.                            2,411,000    1,976,484
   *ONO Sokki Co., Ltd.                                          103,000      286,312
    Optex Co., Ltd.                                               16,900      229,325
    Origin Electric Co., Ltd.                                    105,000      545,050
   #Osaki Electric Co., Ltd.                                     123,000    1,111,411
    Panasonic Electric Works Information Systems Co., Ltd.        13,500      358,640
    PCA Corp.                                                     17,500      233,886
    #*Pixela Corp.                                                18,400       52,294
    Riken Keiki Co., Ltd.                                         77,500      661,343
   *Riso Kagaku Corp.                                             15,600      293,644
    Roland DG Corp.                                               54,400      875,435
    Ryoden Trading Co., Ltd.                                     141,000      867,948
    Ryosan Co., Ltd.                                             130,200    3,020,764
    Ryoyo Electro Corp.                                          113,200    1,164,434
    Sanken Electric Co., Ltd.                                    457,000    2,448,742
    Sanko Co., Ltd.                                               22,000       56,611

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
                                                        Shares        Value++
                                                        ------        -----
   Information Technology -- (Continued)
       Sanshin Electronics Co., Ltd.                   115,500   $    965,352
       Satori Electric Co., Ltd.                        56,380        361,109
       Saxa Holdings, Inc.                             194,000        317,453
      *Sekonic Corp...................................  10,000         14,040
     #*Shibaura Mechatronics Corp..................... 138,000        404,259
       Shindengen Electric Manufacturing Co., Ltd.     311,000      1,350,193
      #Shinkawa, Ltd..................................  68,300        652,666
      #Shinko Electric Industries Co., Ltd............ 234,900      2,412,300
       Shinko Shoji Co., Ltd.                           81,400        691,843
       Shizuki Electric Co., Inc.                      103,000        441,952
       Siix Corp.                                       79,500      1,072,143
      #Simplex Holdings, Inc..........................     919        436,084
      #SMK Corp....................................... 277,000      1,211,605
       Softbank Technology Corp.                           100            773
       So-net Entertainment Corp.                          491      1,848,573
       Soshin Electric Co., Ltd.                         2,600         14,795
       SRA Holdings, Inc.                               49,700        445,649
       Star Micronics Co., Ltd.                        161,500      1,823,354
      #Sumida Corp....................................  61,549        588,278
      #Sumisho Computer Systems Corp.................. 107,200      1,525,553
       Sun-Wa Technos Corp.                                500          4,672
      #Sunx, Ltd...................................... 109,000        613,203
      #Systena Corp...................................   1,096      1,205,623
       Tachibana Eletech Co., Ltd.                      62,400        606,617
       Taiyo Yuden Co., Ltd.                           114,000      1,605,356
      #Tamura Corp.................................... 264,000        802,327
     #*Teac Corp...................................... 332,000        156,764
       Tecmo Koei Holdings Co., Ltd.                   150,730      1,124,155
       Teikoku Tsushin Kogyo Co., Ltd.                 172,000        323,436
      #TKC, Corp......................................  86,800      1,851,887
     #*Toko, Inc...................................... 325,000        802,606
      #Tokyo Denpa Co., Ltd...........................  24,900        152,511
       Tokyo Electron Device, Ltd.                         342        641,255
      #Tokyo Seimitsu Co., Ltd........................ 158,600      3,102,745
       Tomen Devices Corp.                               2,000         49,982
       Tomen Electronics Corp.                          50,600        685,012
      #Topcon Corp.................................... 228,900      1,304,982
       Tose Co., Ltd.                                   22,100        132,308
       Toshiba TEC Corp.                               515,000      2,378,887
       Toukei Computer Co., Ltd.                        26,810        344,551
       Towa Corp.                                       59,500        443,787
       Toyo Corp.                                      116,900      1,187,676
       Trans Cosmos, Inc.                              122,300      1,146,348
       Ulvac, Inc.                                     160,300      3,588,009
      *Uniden Corp.................................... 131,000        480,189
      #Wacom Co., Ltd.................................   1,532      1,957,951
       XNET Corp.                                           21         32,383
       Y. A. C. Co., Ltd.                                5,300         42,200
     #*Yamaichi Electronics Co., Ltd..................  75,700        218,561
       Yaskawa Information Systems Corp.                40,000        105,673
       Yokowo Co., Ltd.                                 69,500        503,134
      #Zuken, Inc.....................................  94,600        708,684
                                                                 ------------
   Total Information Technology                                   165,175,568
                                                                 ------------

   Materials -- (10.5%)
       Achilles Corp.                                  703,000      1,006,926
       Adeka Corp.                                     350,300      3,470,199
       Agro-Kanesho Co., Ltd.                           14,000         75,663
       Aichi Steel Corp.                               400,000      2,425,541
       Arakawa Chemical Industries, Ltd.                67,700        621,319
       Araya Industrial Co., Ltd.                      204,000        329,225

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
                                                                    Shares      Value++
                                                                    ------      -----
Materials -- (Continued)
   #Aronkasei Co., Ltd.                                            124,000   $  822,008
    Asahi Organic Chemicals Industry Co., Ltd.                     343,000      953,148
    Chuetsu Pulp & Paper Co., Ltd.                                 415,000      726,960
   *Chugai Mining Co., Ltd......................................   852,400      305,260
    Chugoku Marine Paints, Ltd.                                    242,000    2,046,317
  #*Chugokukogyo Co., Ltd.......................................    62,000       82,662
   *Chuo Denki Kogyo Co., Ltd...................................    90,000      463,818
  #*Co-Op Chemical Co., Ltd.....................................   159,000      202,770
    Dai Nippon Toryo, Ltd.                                         518,000      701,252
   #Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.                         14,300      701,097
    Daiichi Kogyo Seiyaku Co., Ltd.                                121,000      372,707
    Daiken Corp.                                                   401,000    1,438,957
    Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.       319,000    1,788,988
   #Daio Paper Corp.                                               280,500    2,028,905
    Daiso Co., Ltd.                                                355,000    1,159,709
    #DC Co., Ltd.                                                  113,900      338,828
    Dynapac Co., Ltd.                                               25,000       70,827
   *Earth Chemical Co., Ltd.....................................    46,900    1,563,636
    FP Corp.                                                        61,200    3,531,788
    Fuji Seal International, Inc.                                   75,700    1,597,383
    Fujikura Kasei Co., Ltd.                                        94,500      553,085
    Fujimi, Inc.                                                     6,100       83,170
    Fumakilla, Ltd.                                                 85,000      344,108
   #Furukawa-Sky Aluminum Corp.                                    316,000      906,595
    Geostar Corp.                                                   38,000       70,525
    Godo Steel, Ltd.                                               548,000    1,417,940
    Gun Ei Chemical Industry Co., Ltd.                             275,000      729,213
    Harima Chemicals, Inc.                                          73,300      508,353
   #Hodogaya Chemical Co., Ltd.                                    265,000    1,045,720
    Hokkan Holdings, Ltd.                                          210,000      656,885
    Hokko Chemical Industry Co., Ltd.                               90,000      279,726
    Hokuetsu Kishu Paper Co., Ltd.                                 578,199    3,233,523
   *Hokushin Co., Ltd...........................................    61,400       95,044
    Honshu Chemical Industry Co., Ltd.                              35,000      254,466
    Ihara Chemical Industry Co., Ltd.                              155,000      494,884
   #Ise Chemical Corp.                                              83,000      603,224
  #*Ishihara Sangyo Kaisha, Ltd................................. 1,374,500    1,651,650
    Japan Carlit Co., Ltd.                                          59,800      303,328
   #JSP Corp.                                                      103,900    1,850,467
   #Kanto Denka Kogyo Co., Ltd.                                    195,000    1,485,812
    Katakura Chikkarin Co., Ltd.                                    43,000      114,182
    Kawakin Holdings Co., Ltd.                                      11,000       43,751
    Kawasaki Kasei Chemicals, Ltd.                                 121,000      203,645
    Koatsu Gas Kogyo Co., Ltd.                                     163,493      939,518
    Kohsoku Corp.                                                   61,900      465,039
    Konishi Co., Ltd.                                               66,900      891,603
   #Kumiai Chemical Industry Co., Ltd.                             233,000      640,677
    Kureha Corp.                                                   573,500    2,873,222
   #Kurosaki Harima Corp.                                          221,000      908,225
    Kyoei Steel, Ltd.                                               60,800    1,068,395
    MEC Co., Ltd.                                                   61,200      285,749
    Mitsubishi Paper Mills, Ltd.                                 1,159,000    1,177,648
    Mitsubishi Steel Manufacturing Co., Ltd.                       554,000    1,869,435
    Mory Industries, Inc.                                          142,000      598,629
    Nakabayashi Co., Ltd.                                          181,000      364,731
   *Nakayama Steel Works, Ltd...................................   413,000      573,441
   *Neturen Co., Ltd............................................   152,800    1,211,146
    Nichia Steel Works, Ltd.                                       175,900      469,920
    Nihon Kagaku Sangyo Co., Ltd.                                   78,000      650,131
   #Nihon Nohyaku Co., Ltd.                                        225,000    1,009,043
    Nihon Parkerizing Co., Ltd.                                    240,000    3,338,468

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CONTINUED

                                                              Shares      Value++
                                                              ------      -----
Materials -- (Continued)
    Nihon Seiko Co., Ltd.                                     18,000   $   71,707
    Nihon Yamamura Glass Co., Ltd.                           381,000    1,055,374
   #Nippon Carbide Industries Co., Inc.                      201,000      514,572
    Nippon Chemical Industrial Co., Ltd.                     281,000      609,271
   #Nippon Chutetsukan K.K.                                   50,000      146,339
   #Nippon Chuzo K.K.                                        111,000      241,069
   #Nippon Coke & Engineering Co., Ltd.                      863,000    1,652,135
    Nippon Concrete Industries Co., Ltd.                     157,000      468,238
   #Nippon Denko Co., Ltd.                                   394,000    2,577,084
    Nippon Fine Chemical Co., Ltd.                            85,600      520,820
   #Nippon Kasei Chemical Co., Ltd.                          309,000      663,506
  #*Nippon Kinzoku Co., Ltd.                                 222,000      389,825
   #Nippon Koshuha Steel Co., Ltd.                           366,000      552,650
    Nippon Light Metal Co., Ltd.                           1,944,000    3,971,974
  #*Nippon Metal Industry Co., Ltd.                          556,000      631,758
    Nippon Paint Co., Ltd.                                   241,200    1,692,417
    Nippon Pigment Co., Ltd.                                  43,000      141,463
    Nippon Pillar Packing Co., Ltd.                           83,000      711,257
    Nippon Soda Co., Ltd.                                    544,000    2,388,548
    Nippon Synthetic Chemical Industry Co., Ltd. (The)       256,000    1,624,380
    Nippon Valqua Industries, Ltd.                           328,000      956,738
  #*Nippon Yakin Kogyo Co., Ltd.                             395,500      938,628
    Nittetsu Mining Co., Ltd.                                285,000    1,357,238
    Nitto FC Co., Ltd.                                        72,000      394,066
   #NOF Corp.                                                708,000    3,107,998
    Okabe Co., Ltd.                                          186,900    1,037,773
    Okamoto Industries, Inc.                                 400,000    1,535,188
    Okura Industrial Co., Ltd.                               211,000      665,197
    Osaka Organic Chemical Industry, Ltd.                     66,000      337,939
    Osaka Steel Co., Ltd.                                     77,700    1,401,948
   *Pacific Metals Co., Ltd.                                 442,000    3,348,710
    Pack Corp. (The)                                          66,200    1,068,499
    Riken Technos Corp.                                      197,000      643,947
   *S Science Co., Ltd.                                    2,750,000       67,805
   #S.T. Chemical Co., Ltd.                                   77,000      794,680
   *Sakai Chemical Industry Co., Ltd.                        375,000    1,952,509
    Sakata INX Corp.                                         196,000      894,702
    Sanyo Chemical Industries, Ltd.                          305,000    2,492,307
    Sanyo Special Steel Co., Ltd.                            480,300    2,682,743
    Sekisui Plastics Co., Ltd.                               209,000      766,265
    Shikoku Chemicals Corp.                                  184,000    1,110,740
    Shinagawa Refractories Co., Ltd.                         224,000      703,623
    Shin-Etsu Polymer Co., Ltd.                              224,100    1,205,484
    Shinko Wire Co., Ltd.                                    184,000      333,059
    Somar Corp.                                               43,000      120,640
   #Stella Chemifa Corp.                                      42,600    1,551,899
    Sumitomo Bakelite Co., Ltd.                              591,000    3,790,225
   *Sumitomo Light Metal Industries, Ltd.                  1,315,000    1,507,278
    Sumitomo Osaka Cement Co., Ltd.                        1,521,000    4,135,556
    Sumitomo Pipe & Tube Co., Ltd.                           108,100      793,950
    Sumitomo Seika Chemicals Co., Ltd.                       223,000    1,315,650
    T. Hasegawa Co., Ltd.                                    121,300    1,853,029
   #Taiheiyo Cement Corp.                                  3,133,000    5,371,601
    Taisei Lamick Co., Ltd.                                   18,500      529,590
   #Taiyo Holdings Co., Ltd.                                  66,000    2,039,386
    Takasago International Corp.                             356,000    1,851,917
    Takiron Co., Ltd.                                        213,000      833,267
    Tayca Corp.                                              151,000      542,044
    Tenma Corp.                                               87,000      942,849
  #*Titan Kogyo K.K.                                          59,000      318,938
   #Toagosei Co., Ltd.                                       941,000    5,096,217

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                                  Shares
                                                                                                                  ------
Materials -- (Continued)
   #Toda Kogyo Corp.                                                                                             161,000
   *Toho Titanium Co., Ltd.                                                                                       81,600
   #Toho Zinc Co., Ltd.                                                                                          496,000
    Tokai Carbon Co., Ltd.                                                                                       751,000
    Tokushu Tokai Paper Co., Ltd.                                                                                501,580
    Tokyo Ohka Kogyo Co., Ltd.                                                                                   164,600
   #Tokyo Rope Manufacturing Co., Ltd.                                                                           558,000
    Tomoegawa Paper Co., Ltd.                                                                                    125,000
    Tomoku Co., Ltd.                                                                                             294,000
    Topy Industries, Ltd.                                                                                        781,000
    Toyo Ink Manufacturing Co., Ltd.                                                                             624,000
    Toyo Kohan Co., Ltd.                                                                                         247,000
    TYK Corp.                                                                                                    138,000
   #Ube Material Industries, Ltd.                                                                                226,000
   #Wood One Co., Ltd.                                                                                           169,000
    Yodogawa Steel Works, Ltd.                                                                                   591,500
    Yuki Gosei Kogyo Co., Ltd.                                                                                    64,000
    Yushiro Chemical Industry Co., Ltd.                                                                           47,100

Total Materials


Utilities -- (0.5%)
    Hokkaido Gas Co., Ltd.                                                                                       210,000
    Hokuriku Gas Co., Ltd.                                                                                        99,000
    Okinawa Electric Power Co., Ltd.                                                                              57,771
    Saibu Gas Co., Ltd.                                                                                        1,268,000
    Shizuoka Gas Co., Ltd.                                                                                       241,500

    Total Utilities

TOTAL COMMON STOCKS

RIGHTS/WARRANTS -- (0.0%)
   *Oak Capital Corp. Warrants 11/30/11                                                                           55,735


                                                                                                                    Face
                                                                                                                  Amount
                                                                                                                  ------
                                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)
    Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $4,235,000 FNMA
     2.24%, 07/06/15, valued at $4,340,875) to be repurchased at $4,276,090................................ $      4,276


                                                                                                                 Shares/
                                                                                                                    Face
                                                                                                                  Amount
                                                                                                                  ------
                                                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (13.4%)
(S)@DFA Short Term Investment Fund                                                                           221,671,392
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralizedby $48,926,610
     FNMA 2.063%(r), 06/01/35, valued at $4,563,870)## to berepurchased at $4,474,397...................... $      4,474

TOTAL SECURITIES LENDING COLLATERAL


TOTAL INVESTMENTS -- (100.0%)
    (Cost $1,787,483,188)..................................................................................

                                                                                                                   Value++
                                                                                                                   -----
Materials -- (Continued)
   #Toda Kogyo Corp.                                                                                        $    1,507,880
   *Toho Titanium Co., Ltd.                                                                                      2,298,222
   #Toho Zinc Co., Ltd.                                                                                          2,705,551
    Tokai Carbon Co., Ltd.                                                                                       3,960,897
    Tokushu Tokai Paper Co., Ltd.                                                                                  982,357
    Tokyo Ohka Kogyo Co., Ltd.                                                                                   3,480,943
   #Tokyo Rope Manufacturing Co., Ltd.                                                                           2,200,699
    Tomoegawa Paper Co., Ltd.                                                                                      320,199
    Tomoku Co., Ltd.                                                                                               805,717
    Topy Industries, Ltd.                                                                                        2,062,839
    Toyo Ink Manufacturing Co., Ltd.                                                                             3,160,316
    Toyo Kohan Co., Ltd.                                                                                         1,306,589
    TYK Corp.                                                                                                      318,063
   #Ube Material Industries, Ltd.                                                                                  889,134
   #Wood One Co., Ltd.                                                                                             795,108
    Yodogawa Steel Works, Ltd.                                                                                   2,496,209
    Yuki Gosei Kogyo Co., Ltd.                                                                                     167,499
    Yushiro Chemical Industry Co., Ltd.                                                                            642,337
                                                                                                            --------------
Total Materials                                                                                                178,206,977
                                                                                                            --------------

Utilities -- (0.5%)
    Hokkaido Gas Co., Ltd.                                                                                         655,046
    Hokuriku Gas Co., Ltd.                                                                                         262,385
    Okinawa Electric Power Co., Ltd.                                                                             2,519,500
    Saibu Gas Co., Ltd.                                                                                          3,065,047
    Shizuoka Gas Co., Ltd.                                                                                       1,426,254
                                                                                                            --------------
    Total Utilities                                                                                              7,928,232
                                                                                                            --------------
TOTAL COMMON STOCKS                                                                                          1,461,727,183
                                                                                                            --------------
RIGHTS/WARRANTS -- (0.0%)
   *Oak Capital Corp. Warrants 11/30/11                                                                                 --
                                                                                                            --------------


                                                                                                                    Value+
                                                                                                                    -----

TEMPORARY CASH INVESTMENTS -- (0.2%)
    Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $4,235,000 FNMA
     2.24%, 07/06/15, valued at $4,340,875) to be repurchased at $4,276,090................................      4,276,000
                                                                                                            --------------






SECURITIES LENDING COLLATERAL -- (13.4%)
(S)@DFA Short Term Investment Fund                                                                             221,671,392
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralizedby $48,926,610
     FNMA 2.063%(r), 06/01/35, valued at $4,563,870)## to berepurchased at $4,474,397......................      4,474,382
                                                                                                            --------------
TOTAL SECURITIES LENDING COLLATERAL                                                                            226,145,774
                                                                                                            --------------

TOTAL INVESTMENTS -- (100.0%)
    (Cost $1,787,483,188).................................................................................. $1,692,148,957
                                                                                                            ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                        Shares       Value++
                                                        ------       -----
   COMMON STOCKS -- (84.3%)
   AUSTRALIA -- (51.7%)
      *ABM Resources NL                              1,136,800   $    60,171
     #*A-Cap Resources, Ltd.                           332,583       129,053
      #Acrux, Ltd.                                     272,142     1,044,305
      *Adacel Technologies, Ltd.                        36,784        10,325
     #*Adamus Resources, Ltd.                        1,337,620     1,000,338
       Adelaide Brighton, Ltd.                       1,917,857     6,655,998
      *Aditya Birla Minerals, Ltd.                     878,000     1,744,260
     #*ADX Energy, Ltd.                                473,905        43,352
     #*AED Oil, Ltd.                                   363,401        93,566
      *Ainsworth Game Technology, Ltd.                 290,243        79,503
      *AJ Lucas Group, Ltd.                            317,969       592,055
      *Alchemia, Ltd.                                  724,903       541,288
      #Alesco Corp., Ltd.                              457,971     1,639,892
     #*Alkane Resources, Ltd.                          938,520     2,321,234
     #*Alliance Resources, Ltd.                        444,483       119,696
     #*Allied Gold, Ltd.                                47,382        28,178
      *Allied Medical, Ltd.                             11,745            --
      *Altium, Ltd.                                     30,000         3,661
      *Altona Mining, Ltd.                             411,465       142,878
     #*Amadeus Energy, Ltd.                            819,137       237,654
       Amalgamated Holdings, Ltd.                      462,247     3,050,160
       Amcom Telecommunications, Ltd.                1,315,204       526,491
      *Ampella Mining, Ltd.                             76,126       180,323
       Ansell, Ltd.                                    503,479     7,702,234
     #*Antares Energy, Ltd.                            934,515       471,514
       AP Eagers, Ltd.                                  43,887       572,260
       APA Group, Ltd.                               1,773,977     8,281,926
      *Apex Minerals NL                              3,458,027        45,419
      #APN News & Media, Ltd.                        1,692,343     2,922,765
     #*Arafura Resources, Ltd.                       1,004,408     1,297,277
       ARB Corp., Ltd.                                 339,077     3,070,482
       Ariadne Australia, Ltd.                         267,324        90,459
      #Aristocrat Leisure, Ltd.                      1,401,730     4,038,305
      *Arturus Capital, Ltd.                            26,265           968
      #ASG Group, Ltd.                                 330,725       376,253
     #*Aspire Mining, Ltd.                             743,887       736,061
      *Astron, Ltd.                                     87,221       247,944
     #*Atlantic, Ltd.                                  189,268       437,705
      *Atlas Iron, Ltd.                              2,593,241    10,014,504
      *Aurora Oil & Gas, Ltd.                        1,219,905     3,563,904
       Ausdrill, Ltd.                                1,006,775     3,722,612
     #*Ausenco, Ltd.                                   161,733       513,435
      *Ausgold, Ltd.                                     6,781        11,159
     #*Austal, Ltd.                                    581,980     1,980,519
      *Austar United Communications, Ltd.            2,887,442     3,937,644
      #Austbrokers Holdings, Ltd.                       86,074       594,742
      #Austin Engineering, Ltd.                        155,526       831,044
      *Austpac Resources NL                          1,997,535       140,233
     #*Australian Agricultural Co., Ltd.               801,009     1,394,067
       Australian Infrastructure Fund                3,159,690     6,571,688
      #Australian Pharmaceutical Industries, Ltd.    8,204,101     2,836,585
      *Australian Worldwide Exploration, Ltd.        1,952,017     3,340,746
      *Autodom, Ltd.                                   170,874         8,491
       Automotive Holdings Group NL                    469,878     1,399,891
      *Autron Corporation, Ltd.                        989,247        14,096
       AVJennings, Ltd.                              5,350,378     3,039,231
     #*Azumah Resources, Ltd.                          702,220       488,890
      *Ballarat South Gold, Ltd.                         1,996        19,743

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                        Shares       Value++
                                                        ------       -----
    AUSTRALIA -- (Continued)
      #*Bandanna Energy, Ltd.                          293,002   $   706,861
       #Bank of Queensland, Ltd.                       319,606     3,458,343
      #*Bannerman Resources, Ltd.                      332,217       123,365
       *BC Iron, Ltd.                                  243,697       764,900
        Beach Petroleum, Ltd.                        4,257,412     4,491,142
       *Beadell Resources, Ltd.                        703,035       639,389
       #Bendigo Mining, Ltd.                            92,075        10,010
      #*Berkeley Resources, Ltd.                       434,006       408,559
        Beyond International, Ltd.                      61,256        47,000
       *Billabong International, Ltd.                  522,263     3,883,771
       *Bionomics, Ltd.                                 30,976        19,766
       *Biota Holdings, Ltd.                           969,579     1,276,905
       *Bisalloy Steel Group, Ltd.                     469,001        61,852
       #Blackmores, Ltd.                                76,842     2,537,097
      #*BMA Gold, Ltd.                               1,648,541       761,925
        Boart Longyear Group                         1,792,094     8,976,872
       *Boom Logistics, Ltd.                            51,533        20,911
      #*Boulder Steel, Ltd.                          1,667,795       165,325
       *Bow Energy, Ltd.                               928,159       909,263
        Bradken, Ltd.                                  634,599     5,553,583
        Breville Group, Ltd.                           598,466     2,361,686
        Brickworks, Ltd.                               132,797     1,526,129
      #*Brockman Resources, Ltd.                       653,924     3,669,806
        BSA, Ltd.                                      617,134       145,512
        BT Investment Management, Ltd.                 164,152       486,771
        Cabcharge Australia, Ltd.                      475,454     2,860,109
        Calliden Group, Ltd.                           633,393       170,433
       #Campbell Brothers, Ltd.                        294,836    14,657,425
        Cape Lambert Iron Ore, Ltd.                    125,010        68,767
       *Cape Range Wireless, Ltd.                        7,260            --
      #*Capral, Ltd.                                    58,499        17,365
      #*Cardno, Ltd.                                   311,056     1,975,292
      #*Carnarvon Petroleum, Ltd.                    3,885,525     1,066,822
       *Carnegie Wave Energy, Ltd.                   1,008,948       126,522
        carsales.com.au, Ltd.                          113,813       641,612
        Cash Converters International, Ltd.          1,180,931     1,069,101
       *Catalpa Resources, Ltd.                        443,200       707,548
       *CDS Technologies, Ltd.                          13,276            --
       #Cedar Woods Properties, Ltd.                   107,656       525,411
       #Cellestis, Ltd.                                379,722     1,411,468
        Cellnet Group, Ltd.                            551,924       251,349
       *Centaurus Metals, Ltd.                       1,126,628       116,710
       *Central Petroleum, Ltd.                        292,009        23,685
       #Centrebet International, Ltd.                   81,336       142,162
       *Centrex Metals, Ltd.                            51,889        21,109
      #*Ceramic Fuel Cells, Ltd.                     2,622,070       331,127
       *CGA Mining, Ltd.                                 9,176        28,322
      #*Chalice Gold Mines, Ltd.                       309,518       142,918
       #Challenger Financial Services Group, Ltd.    1,750,037     9,281,573
        Chandler Macleod Group, Ltd.                   338,118       211,679
       *Chemeq, Ltd.                                   166,742        15,170
      #*ChemGenex Pharmaceuticals, Ltd. (6273635)      621,179       453,071
       *ChemGenex Pharmaceuticals, Ltd. (B298LK5)      115,291         3,159
       *Chesser Resources, Ltd.                        107,702        85,509
       *Citigold Corp., Ltd.                         3,765,806       359,429
        Clarius Group, Ltd.                          1,065,004       782,381
      #*Clinuvel Pharmaceuticals, Ltd.                 118,435       248,122
       #Clough, Ltd.                                 1,527,345     1,323,583
        Clover Corp., Ltd.                             269,348        93,162
       *CO2 Group, Ltd.                                844,559       135,020
       *Coal of Africa, Ltd.                           589,980       792,613

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                      Shares      Value++
                                                      ------      -----
      AUSTRALIA -- (Continued)
        #*Coalspur Mines, Ltd.                     1,164,334   $2,245,574
         *Cockatoo Coal, Ltd.                      2,934,390    1,596,101
         #Codan, Ltd.                                156,399      235,668
         #Coffey International, Ltd.                 587,435      438,770
          Collection House, Ltd.                   1,758,388    1,350,358
         *Comet Ridge, Ltd.                           65,567       10,490
         #ConnectEast Group, Ltd.                 14,936,366    7,705,073
        #*Conquest Mining, Ltd.                    1,263,092      771,850
         #Consolidated Media Holdings, Ltd.        1,276,820    3,907,565
         *Continental Coal, Ltd.                   4,619,452      290,178
         *Cooper Energy, Ltd.                        336,842      145,837
          Count Financial, Ltd.                      846,112    1,068,037
          Coventry Group, Ltd.                       144,778      295,206
          Credit Corp. Group, Ltd.                    45,380      296,701
         *Crescent Gold, Ltd.                      1,874,760      100,805
         *Crusader Resources, Ltd.                    61,306       80,150
         #CSG, Ltd. (B1VVW79)                        586,898      696,032
         *CSG, Ltd. (B1VVWRR)                         51,616       61,178
          CSR, Ltd.                                1,086,057    3,580,376
        #*CuDeco, Ltd.                               399,317    1,506,913
        #*Cue Energy Resources, Ltd.               1,225,966      457,927
        #*Customers, Ltd.                            477,130      718,065
          Data#3, Ltd.                                12,186      187,298
         #David Jones, Ltd.                        1,447,885    7,415,523
         *Decmil Group, Ltd.                         239,116      824,807
        #*Deep Yellow, Ltd.                          772,731      159,560
          Devine, Ltd.                             1,989,993      589,427
        #*Discovery Metals, Ltd.                   1,249,162    1,743,316
          Domino's Pizza Enterprises, Ltd.               802        5,741
         #Downer EDI, Ltd.                         1,149,707    4,680,369
        #*Dragon Mining, Ltd.                        168,012      270,381
         *Drillsearch Energy, Ltd.                   109,587       73,894
          DUET Group, Ltd.                         3,697,647    6,901,024
         #DuluxGroup, Ltd.                           760,393    2,314,599
          DWS Advanced Business Solutions, Ltd.      208,772      323,166
        #*Dyesol, Ltd.                               346,813      285,105
        #*Eastern Star Gas, Ltd.                   3,259,013    2,722,502
        #*Elders, Ltd.                             1,380,363      774,377
        #*Elemental Minerals, Ltd.                   168,974      409,421
         *Ellect Holdings, Ltd.                          482        1,902
         *Ellex Medical Lasers, Ltd.                 164,826       32,632
         #Emeco Holdings, Ltd.                     2,127,378    2,563,370
         #Energy Resources of Australia, Ltd.        141,124      842,673
        #*Energy World Corp., Ltd.                 3,906,481    2,125,288
         *Engenco, Ltd.                              228,803       32,603
         #Envestra, Ltd.                           4,919,130    3,451,811
        #*Equatorial Resources, Ltd.                 124,097      325,423
         #Euroz, Ltd.                                 29,160       66,311
         *Exco Resources, Ltd.                       237,539      166,129
        #*Extract Resources, Ltd.                    270,395    1,977,332
         #Fantastic Holdings, Ltd.                   355,613      940,265
        #*FAR, Ltd.                                2,243,008      284,178
         .*Ferraus, Ltd.                             193,884      155,634
          Finbar Group, Ltd.                          54,550       59,840
         *Finders Resources, Ltd.                      7,442        3,510
         #FKP Property Group, Ltd.                 2,339,266    2,004,197
          Fleetwood Corp., Ltd.                      274,086    3,349,702
        #*Fletcher Building, Ltd.                    349,185    2,582,926
         #FlexiGroup, Ltd.                           597,372    1,456,344
         #Flight Centre, Ltd.                        192,954    4,994,112
         *Flinders Mines, Ltd.                     6,849,949    1,206,208

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          Shares      Value++
                                                          ------      -----
   AUSTRALIA -- (Continued)
     #*Focus Minerals, Ltd.                            9,326,808   $  811,400
      *Forest Enterprises Australia, Ltd.              2,849,173      140,533
      #Forge Group, Ltd.                                 236,028    1,563,393
      *Forte Energy NL                                 1,036,232       90,753
      *FTD Corp., Ltd.                                    13,576           36
       G8 Education, Ltd.                                 11,837       12,188
     #*Galaxy Resources, Ltd.                            513,813      608,810
      #Gazal Corp., Ltd.                                 104,542      235,314
      *Geodynamics, Ltd.                               1,015,653      317,543
     #*Gindalbie Metals, Ltd.                          1,950,192    2,157,203
      *Gloucester Coal, Ltd.                             102,796    1,164,585
     #*Golden Rim Resources, Ltd.                        611,635      130,945
      #Goodman Fielder, Ltd.                           5,129,571    6,053,766
      #Graincorp, Ltd. Series A                          681,088    5,854,200
     #*Grange Resources, Ltd.                          1,234,843      892,595
     #*Great Southern, Ltd.                            9,302,784           --
     #*Greenland Minerals & Energy, Ltd.                 697,485      625,911
     #*Gryphon Minerals, Ltd.                            603,776    1,047,986
       GUD Holdings, Ltd.                                412,693    4,252,508
      *Gujarat NRE Coking Coal, Ltd.                      52,735       33,825
     #*Gunns, Ltd.                                     2,872,620    1,661,106
       GWA Group, Ltd.                                 1,019,230    3,580,151
      #Hastie Group, Ltd.                                810,423      169,068
      *Havilah Resources NL                              258,836      161,935
     #*HFA Holdings, Ltd.                                217,009      314,400
       HGL, Ltd.                                         102,586      149,662
     #*Highlands Pacific, Ltd.                         2,651,500      977,559
      *Hillgrove Resources, Ltd.                         215,006       75,632
       Hills Holdings, Ltd.                              986,165    1,702,847
      *Horizon Oil, Ltd.                               3,490,047    1,515,707
      *Hutchison Telecommunications Australia, Ltd.    7,846,533      774,862
     #*Icon Energy, Ltd.                                 746,565      171,755
      #iiNet, Ltd.                                       408,433    1,212,123
       Iluka Resources, Ltd.                             573,137    7,886,027
       Imdex, Ltd.                                       812,684    1,863,638
       IMF Australia, Ltd.                               309,127      581,464
     #*IMX Resources, Ltd.                               594,082      365,166
      #Independence Group NL                             892,724    6,589,108
     #*Indo Mines, Ltd.                                   81,968       35,337
     #*Indophil Resources NL                           1,703,673    1,309,122
       Industrea, Ltd.                                 1,420,051    2,328,095
      *Industrial Minerals Corp., Ltd.                     7,633        2,175
      #Infigen Energy, Ltd.                            1,556,089      762,424
       Infomedia, Ltd.                                 1,458,074      384,244
      *Innamincka Petroleum, Ltd.                        229,729       50,174
      *Integra Mining, Ltd.                            2,754,876    1,442,407
       Integrated Research, Ltd.                         261,513       89,026
     #*Intrepid Mines, Ltd.                            1,765,893    3,551,273
      #Invocare, Ltd.                                    561,603    4,232,137
      #IOOF Holdings, Ltd.                               989,055    7,784,133
       Iress Market Technology, Ltd.                     392,677    3,943,127
     #*Iron Ore Holdings, Ltd.                           336,216      593,788
     #*iSOFT Group, Ltd.                               2,688,547      443,311
     #*Ivanhoe Australia, Ltd.                           261,398      920,499
      *Ixla, Ltd.                                         89,921        2,267
      #JB Hi-Fi, Ltd.                                    407,557    8,472,841
     #*Jupiter Mines, Ltd.                               278,834      171,447
       K&S Corp., Ltd.                                   201,990      376,855
      *Kagara, Ltd.                                    1,731,649    1,127,105
     #*Kangaroo Resources, Ltd.                        1,684,512      259,157
      *Karoon Gas Australia, Ltd.                        667,086    4,851,071

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                      Shares      Value++
                                                      ------      -----
       AUSTRALIA -- (Continued)...................
         #*Kasbah Resources, Ltd.                    274,566   $   78,644
         #*Kimberley Metals, Ltd.                    204,110       78,546
         #*Kings Minerals NL                       1,961,035      635,913
          #Kingsgate Consolidated, Ltd.              557,653    4,756,200
         #*Kingsrose Mining, Ltd.                    371,166      658,603
          *Lednium, Ltd.                             195,019       17,101
           Lemarne Corp., Ltd.                        25,882      105,522
           Linc Energy, Ltd.                       1,190,192    3,570,413
         #*Liquefied Natural Gas, Ltd.               577,343      327,002
           Lycopodium, Ltd.                           56,126      402,439
          *Lynas Corp., Ltd.                         603,861    1,391,698
           M2 Telecommunications Group, Ltd.         162,571      605,815
           MacMahon Holdings, Ltd.                 3,174,294    1,832,169
           Macquarie Telecom Group, Ltd.              35,019      404,145
         #*Magma Metals, Ltd.                        240,771       76,457
          *Manhattan Corp., Ltd.                       7,972        5,964
          *Mantra Resources, Ltd.                    138,423    1,026,545
          *Marengo Mining, Ltd.                      807,511      283,906
          #Maryborough Sugar Factory, Ltd.            23,139      102,090
         #*Matrix Composites & Engineering, Ltd.      88,721      796,237
           MaxiTRANS Industries, Ltd.                942,578      238,736
          #Mayne Pharma Group, Ltd.                  127,751       79,231
          *McGuigan Simeon Wines, Ltd.             2,238,544      789,064
          #McMillan Shakespeare, Ltd.                228,148    2,380,839
          #McPherson's, Ltd.                         303,441    1,105,192
          #Medusa Mining, Ltd.                       435,037    3,848,816
          #Melbourne IT, Ltd.                        418,496      864,129
         #*MEO Australia, Ltd.                       681,039      153,531
           Mermaid Marine Australia, Ltd.            891,753    3,039,560
         #*Mesoblast, Ltd.                           232,262    2,077,492
         #*Metals X, Ltd.                            131,887       42,285
          *Metgasco, Ltd.                            549,974      193,615
         #*Metminco, Ltd.                            913,442      397,794
          *MHM Metals, Ltd.                          101,112      142,581
          *Mikoh Corp., Ltd.                         813,548       24,891
           Minara Resources, Ltd.                  1,300,418    1,103,493
           Mincor Resources NL                       990,706    1,309,680
          *Mineral Deposits, Ltd.                     75,545      555,528
           Mineral Resources, Ltd.                   389,673    4,992,402
         #*Mirabela Nickel, Ltd.                   1,199,419    2,608,672
         #*Molopo Energy, Ltd.                     1,186,993    1,167,939
          *Moly Mines, Ltd.                           19,194       21,304
           Monadelphous Group, Ltd.                  318,887    6,734,839
         #*Morning Star Gold NL                      305,574      105,776
           Mortgage Choice, Ltd.                     631,109      996,032
          *Mount Gibson Iron, Ltd.                 2,962,399    6,147,151
         #*Murchison Metals, Ltd.                  1,229,022    1,424,050
          #Myer Holdings, Ltd.                     2,133,900    7,410,693
          *Namoi Cotton Cooperative, Ltd.            196,490      105,371
         #*Nanosonics, Ltd.                          114,614      113,125
           National Can Industries, Ltd.              97,017      130,266
          *Navigator Resources, Ltd.                 190,153       37,705
          #Navitas, Ltd.                           1,157,537    5,179,719
          *New Guinea Energy, Ltd.                    93,156       14,279
          *Newland Resources, Ltd.                 1,085,863      131,317
          *Nexbis, Ltd.                              580,630       64,109
         #*Nexus Energy, Ltd. (6289654)            4,094,143    1,935,046
          *Nexus Energy, Ltd. (B60YBT9)                9,470        4,463
           NIB Holdings, Ltd.                        422,236      678,151
         #*Nido Petroleum, Ltd.                    6,093,154      932,270
         #*Noble Mineral Resources, Ltd.             390,284      288,054

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                      Shares      Value++
                                                      ------      -----
      AUSTRALIA -- (Continued)....................
        #*Norfolk Group, Ltd.                        275,913   $  411,701
         *North Australian Diamonds, Ltd.             16,663        5,654
        #*Northern Iron, Ltd.                        358,063      692,734
         *Northern Star Resources, Ltd.              474,693      203,537
         *Norton Gold Fields, Ltd.                   276,468       48,628
         *Novogen, Ltd.                               56,500       17,170
          NRW Holdings, Ltd.                         650,440    1,934,499
        #*Nucoal Resources NL                        277,304      122,087
        #*Nufarm, Ltd.                               610,734    3,244,349
         #Oakton, Ltd.                               378,695      956,536
        #*Oilex, Ltd.                                207,411      102,454
         *Orbital Corp., Ltd.                         49,264       18,154
        #*Orocobre, Ltd.                             257,530      690,588
         #OrotonGroup, Ltd.                           83,501      767,783
         *Otto Energy, Ltd.                        1,486,012      147,843
          Pacific Brands, Ltd.                     4,412,120    3,543,353
        #*Pacific Niugini, Ltd.                      200,616       95,030
        #*Pan Pacific Petroleum NL                 1,094,343      185,869
         *PanAust, Ltd.                            8,757,197    7,454,486
          Panoramic Resources, Ltd.                  943,159    2,139,904
         *Paperlinx, Ltd.                          2,771,649      887,046
          Patties Foods, Ltd.                         22,996       38,137
         #Peet, Ltd.                               1,096,798    2,081,614
        #*Peninsula Energy, Ltd.                   3,001,010      269,259
         *Perilya, Ltd.                              784,196      536,361
         #Perpetual Trustees Australia, Ltd.         159,965    5,070,503
         *Perseus Mining, Ltd.                     1,605,654    5,181,070
         *Pharmaxis, Ltd.                            764,024    2,508,301
         *Photon Group, Ltd.                         240,874       19,018
         *Plantcorp NL                                 4,329           --
        #*Platinum Australia, Ltd.                 1,251,560      703,414
        #*Pluton Resources, Ltd.                     265,423      248,449
          PMP, Ltd.                                1,793,594    1,444,926
        #*Poseidon Nickel, Ltd.                      425,525      126,456
         #Premier Investments, Ltd.                  217,219    1,430,821
        #*Prima Biomed, Ltd.                       1,714,879      660,598
         #Primary Health Care, Ltd.                1,781,885    6,796,821
         #Prime Media Group, Ltd.                  1,001,480      824,666
        #*PrimeAg Australia, Ltd.                     36,343       57,762
          Programmed Maintenance Service, Ltd.       549,269    1,144,695
         *QRxPharma, Ltd.                             23,100       49,418
        #*Quickstep Holdings, Ltd.                   425,380      157,100
          Ramelius Resources, Ltd.                   802,317    1,180,589
          RCR Tomlinson, Ltd.                      1,056,974    1,923,328
         #REA Group, Ltd.                            208,861    3,153,330
         #Reckon, Ltd.                               181,033      516,212
         *Red 5, Ltd.                                 42,302        7,238
        #*Red Fork Energy, Ltd.                       67,715       35,053
          Redflex Holdings, Ltd.                     377,855    1,018,899
         #Reece Australia, Ltd.                      238,457    5,493,927
        #*Reed Resources, Ltd.                       350,946      212,092
        #*Regis Resources, Ltd.                    1,156,044    3,047,509
         #Reject Shop, Ltd. (The)                    117,972    1,436,046
        #*Resolute Mining, Ltd.                    1,711,616    2,207,300
        #*Resource & Investment NL                   250,005      425,276
         *Resource Generation, Ltd.                  312,705      324,550
         #Retail Food Group, Ltd.                     40,519      129,468
         *Rex Minerals, Ltd.                         371,351    1,091,418
        #*Rialto Energy, Ltd.                      1,244,208      698,642
          Ridley Corp., Ltd.                       1,283,068    1,878,670
         *RiverCity Motorway Group, Ltd.           1,563,354       11,995

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                         Shares      Value++
                                                         ------      -----
   AUSTRALIA -- (Continued)..........................
     #*Robust Resources, Ltd.                           112,565   $  225,468
      *Roc Oil Co., Ltd.                              1,932,071      913,461
       Rock Building Society, Ltd.                       31,054       79,969
       RP Data, Ltd.                                     10,477       19,421
       Runge, Ltd.                                       30,702       14,552
      #Ruralco Holdings, Ltd.                            88,146      333,669
      #SAI Global, Ltd.                               1,045,821    5,749,666
      *Salinas Energy, Ltd.                             637,362      196,579
      #Salmat, Ltd.                                     664,807    2,666,283
     #*Samson Oil & Gas, Ltd.                         3,124,850      536,460
     #*Sandfire Resources NL                            394,850    3,107,585
     #*Saracen Mineral Holdings, Ltd.                 1,420,962    1,095,950
       Schaffer Corp., Ltd.                              33,766      126,633
       SDI, Ltd.                                        169,883       33,542
      #Sedgman, Ltd.                                    286,731      597,574
      #Seek, Ltd.                                       666,916    5,102,086
      #Select Harvests, Ltd.                            286,663      983,681
      *Senex Energy, Ltd.                               983,073      442,223
      #Servcorp, Ltd.                                   301,327      998,096
      *Service Stream, Ltd.                           1,432,710      811,229
       Seven Group Holdings, Ltd.                       712,694    7,145,642
     #*Sigma Pharmaceuticals, Ltd.                    4,862,235    1,975,217
     #*Sihayo Gold, Ltd.                                477,138      109,851
     #*Silex System, Ltd.                               532,291    2,369,264
     #*Silver Lake Resources, Ltd.                      569,211    1,309,308
       Sirtex Medical, Ltd.                             218,046    1,275,702
     #*Skilled Group, Ltd.                              485,248    1,118,011
      #Slater & Gordon, Ltd.                             13,150       35,743
      #SMS Management & Technology, Ltd.                347,409    2,410,348
      #Southern Cross Electrical Engineering, Ltd.       16,785       18,768
      #Southern Cross Media Group, Ltd.               2,546,520    4,590,720
       SP Ausnet, Ltd.                                  892,356      857,625
      #SP Telemedia, Ltd.                             1,474,186    2,721,655
       Spark Infrastructure Group, Ltd.               4,761,050    6,199,067
      #Specialty Fashion Group, Ltd.                    809,557      933,616
      #Spotless Group, Ltd.                           1,196,861    2,585,529
      *St. Barbara, Ltd.                              1,636,736    4,002,109
     #*Starpharma Holdings, Ltd.                        652,875      902,544
      *Straits Resources , Ltd.                         878,069      851,765
       Structural Systems, Ltd.                         138,772      113,016
       STW Communications Group, Ltd.                   834,601    1,062,213
     #*Sundance Energy Australia, Ltd.                  652,337      530,065
      *Sundance Resources, Ltd.                       8,756,539    3,846,022
      *Sunland Group, Ltd.                              741,191      561,293
       Super Retail Group, Ltd.                         836,106    6,595,224
     #*Swick Mining Services, Ltd.                       71,883       28,841
       Symex Holdings, Ltd.                             363,019      170,910
       Talent2 International, Ltd.                      472,312      865,555
     #*Talisman Mining, Ltd.                            179,157      148,170
     #*Tanami Gold NL                                   389,352      373,013
      *Tap Oil, Ltd.                                  2,004,422    2,124,166
       Tassal Group, Ltd.                               626,912    1,113,101
      #Technology One, Ltd.                           1,322,653    1,479,496
       Ten Network Holdings, Ltd.                     3,492,166    5,185,837
     #*Terramin Australia, Ltd.                         155,209       62,290
      *Texon Petroleum, Ltd.                            407,587      338,852
      #TFS Corp., Ltd.                                1,304,861    1,251,383
      *Thakral Holdings Group, Ltd.                   2,559,697    1,320,539
      *ThinkSmart, Ltd.                                  20,693       18,516
       Thorn Group, Ltd.                                317,062      695,519
     #*Thundelarra Exploration, Ltd.                    260,965      121,957

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CONTINUED

                                                                  Shares        Value++
                                                                  ------        -----
AUSTRALIA -- (Continued).....................................
  #*Tiger Resources, Ltd.                                      1,596,431   $  1,089,683
   *TNG, Ltd.                                                    207,823         27,278
  #*Toro Energy, Ltd.                                             70,156          8,438
    Tower Australia Group, Ltd.                                1,617,790      7,093,004
   #Tox Free Solutions, Ltd.                                     355,104        842,734
   #Transfield Services, Ltd.                                  1,745,379      6,819,577
   #Transfield Services, Ltd. Infrastructure Fund              1,534,976      1,320,766
   *Transpacific Industries Group, Ltd.                        2,732,599      3,337,505
   *Troy Resources NL                                            346,695      1,368,779
   #Trust Co., Ltd. (The)                                         82,756        554,041
   #UGL, Ltd.                                                    332,576      5,514,381
  #*UXC, Ltd.                                                  1,169,545        744,718
  #*Venture Minerals, Ltd.                                       413,913        189,364
   *Venturex Resources, Ltd.                                      42,171          4,593
   *View Resources, Ltd.                                          64,168        182,869
    Village Roadshow, Ltd.                                       907,781      4,303,603
  #*Virgin Blue Holdings, Ltd.                                 6,567,681      2,056,930
    Warrnambool Cheese & Butter Factory Co. Holding, Ltd.          1,203          5,928
   #Watpac, Ltd.                                                 683,114      1,173,792
   #WDS, Ltd.                                                    375,342        297,869
   *Webfirm Group, Ltd.                                          124,813         15,790
   #Webjet, Ltd.                                                 356,064        813,710
   *Webster, Ltd.                                                144,737         71,536
   #West Australian Newspapers Holdings, Ltd.                  1,216,239      6,681,153
   #Western Areas NL                                             558,671      4,128,176
  #*Westgold Resources, Ltd.                                      42,135         13,199
  #*White Energy Co., Ltd.                                       643,913      1,899,909
    WHK Group, Ltd.                                            1,202,433      1,201,680
   #Wide Bay Australia, Ltd.                                      78,297        835,521
  #*WildHorse Energy, Ltd.                                       212,714         93,707
   *Willmott Forests, Ltd.                                        17,224          6,041
  #*Windimurra Vanadium, Ltd.                                    537,429        100,142
   #Wotif.com Holdings, Ltd.                                     505,776      3,171,075
  #*WPG Resources, Ltd.                                          430,485        332,050
                                                                           ------------
TOTAL AUSTRALIA..............................................               667,132,186
                                                                           ------------

HONG KONG -- (18.1%).........................................
   *ABC Communications Holdings, Ltd.                            726,000         65,617
    Aeon Credit Service (Asia) Co., Ltd.                         580,000        465,650
    Aeon Stores Hong Kong Co., Ltd.                              234,000        492,146
    Alco Holdings, Ltd.                                        1,426,000        650,516
    Allan International Holdings, Ltd.                           720,000        352,869
    Allied Group, Ltd.                                           683,200      2,343,409
    Allied Properties, Ltd.                                   12,297,857      2,440,769
   *Amax Holdings, Ltd.                                        9,312,000        161,301
   *Apac Resources, Ltd.                                      12,600,000        730,793
   *APT Satellite Holdings, Ltd.                                 850,000        311,593
  #*Artel Solutions Group Holdings, Ltd.                       7,885,000        304,810
   *Artini China Co., Ltd.                                     2,530,000        117,440
    Arts Optical International Holdings, Ltd.                    730,000        314,657
    Asia Financial Holdings, Ltd.                              2,474,908      1,121,047
    Asia Satellite Telecommunications Holdings, Ltd.             962,000      2,038,468
    Asia Standard Hotel Group, Ltd.                           13,327,218      1,134,732
    Asia Standard International Group, Ltd.                   14,433,185      3,297,646
   *Asia TeleMedia, Ltd.                                       2,832,000         36,465
   *Associated International Hotels, Ltd.                        972,000      2,103,960
   #Aupu Group Holding Co., Ltd.                               2,504,000        294,154
    Automated Systems Holdings, Ltd.                             394,000         76,215
    Bauhaus International Holdings, Ltd.                         662,000        257,005
   *Bel Global Resources Holdings, Ltd.                        2,576,000         40,910
   *Bio-Dynamic Group, Ltd.                                    2,544,000        376,736

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CONTINUED

                                                           Shares      Value++
                                                           ------      -----
  HONG KONG -- (Continued)............................
     *Birmingham International Holdings, Ltd.           6,502,000   $  174,216
    #*Bonjour Holdings, Ltd.                            4,356,000      759,367
      Bossini International Holdings, Ltd.              3,871,500      439,256
    #*Burwill Holdings, Ltd.                            8,300,960      487,010
     #Cafe de Coral Holdings, Ltd.                      1,172,000    2,726,846
     *Capital Estate, Ltd.                              5,151,000      249,599
     *Capital Publications, Ltd.                       20,847,170      430,225
      Celestial Asia Securities Holdings, Ltd.          7,455,720      498,454
      Century City International Holdings, Ltd.         6,419,460      488,554
      Century Sunshine Group Holdings, Ltd.             3,655,000      120,025
      Champion Technology Holdings, Ltd.               14,734,387      298,153
      Chen Hsong Holdings, Ltd.                           898,000      506,018
      Cheuk Nang Holdings, Ltd.                           379,041      195,664
      Chevalier International Holdings, Ltd.              737,482    1,005,803
      Chevalier Pacific Holdings, Ltd.                  5,497,500      184,071
    #*Chigo Holding, Ltd.                                 722,000       69,767
     *China Best Group Holding, Ltd.                    3,721,400       86,809
     *China Boon Holdings, Ltd.                         5,860,000      268,245
     *China Digicontent Co., Ltd.                       2,710,000        3,489
     *China Digital Licensing Group, Ltd.               2,190,000      109,974
     *China Electronics Corp. Holdings Co., Ltd.        2,888,250      316,769
     *China Energy Development Holdings, Ltd.          21,966,000      806,639
     *China Flavors & Fragrances Co., Ltd.                138,711       31,896
     *China Infrastructure Investment, Ltd.             8,680,000      313,349
     *China Investments Holdings, Ltd.                    149,000        4,043
     *China Mandarin Holdings, Ltd.                     5,012,400      252,034
      China Metal International Holdings, Ltd.          2,582,000      796,917
     *China Motion Telecom International, Ltd.          5,080,000       89,697
      China Motor Bus Co., Ltd.                            55,000      520,451
     *China Ocean Shipbuilding Industry Group, Ltd.     4,137,500       93,387
     *China Pipe Group, Ltd.                              100,000          543
     *China Properties Investment Holdings, Ltd.           38,000        1,622
    #*China Public Procurement, Ltd.                    5,352,000      468,612
     *China Renji Medical Group, Ltd.                  12,784,000       98,766
     *China Solar Energy Holdings, Ltd.                18,630,000      306,838
     *China Strategic Holdings, Ltd.                   12,365,000      354,242
      China Taisan Technology Group Holdings, Ltd.        545,000       69,136
    #*China Timber Resources Group, Ltd.               32,400,000    1,336,275
      China Ting Group Holdings, Ltd.                   2,443,151      349,629
     *China Tycoon Beverage Holdings, Ltd.              2,732,000      128,516
     *China WindPower Group, Ltd.                      14,540,000    1,518,128
     *China Yunnan Tin Minerals Group Co., Ltd.         9,428,000      115,473
      China-Hongkong Photo Products Holdings, Ltd.      2,123,000      196,973
      Chinney Investments, Ltd.                         1,144,000      179,351
     #Chong Hing Bank, Ltd.                               878,000    2,244,968
      Chow Sang Sang Holdings, Ltd.                     1,226,680    3,375,939
      Chu Kong Shipping Development Co., Ltd.           2,188,000      521,284
     *Chuang's China Investments, Ltd.                  3,388,000      240,351
      Chuang's Consortium International, Ltd.           3,569,965      493,072
      Chun Wo Development Holdings, Ltd.                2,002,926      144,675
     #Citic 1616 Holdings, Ltd..                        4,388,000    1,251,369
     *City e-Solutions, Ltd.                              186,000       21,517
     #City Telecom, Ltd.                                1,517,751    1,141,972
     *CK Life Sciences International Holdings, Inc.    12,548,000      857,948
     *Climax International Co., Ltd.                       40,700          131
     *CNT Group, Ltd.                                   8,315,264      386,421
      COL Capital, Ltd.                                 2,725,840      484,529
      Computer & Technologies Holdings, Ltd.              432,000      105,900
      Continental Holdings, Ltd.                        5,148,250      104,267
     *Cosmos Machinery Enterprises, Ltd.                1,616,400      233,783
     *Cosway Corp., Ltd.                                1,235,000      135,268

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CONTINUED

                                                             Shares      Value++
                                                             ------      -----
HONG KONG -- (Continued)................................
   *CP Lotus Corp.                                       11,420,000   $  462,028
    Cross-Harbour Holdings, Ltd. (The)                      657,520      583,776
   *CSI Properties, Ltd.                                 20,399,625      697,153
   *CST Mining Group, Ltd.                               78,008,000    2,082,276
   *Culture Landmark Investment, Ltd.                    10,196,000      244,191
   *Dah Chong Hong Holdings, Ltd.                           337,000      386,250
    Dah Sing Banking Group, Ltd.                          1,071,840    1,737,520
    Dah Sing Financial Holdings, Ltd.                       365,750    2,301,976
   *Daisho Microline Holdings, Ltd.                         522,000       31,062
   *Dan Form Holdings Co., Ltd.                           3,261,260      344,808
   *DBA Telecommunication Asia Holdings, Ltd.             1,756,000      389,398
  #*Dejin Resources Group Co., Ltd.                      20,358,000      567,167
    Dickson Concepts International, Ltd.                    911,000      722,555
   *Digitalhongkong.com, Ltd.                                27,370        5,833
   *Dragonite International, Ltd.                           330,000        7,822
    DVN Holdings, Ltd.                                    2,183,000      152,105
   *Dynamic Energy Holdings, Ltd.                         5,420,301      485,882
    Dynamic Holdings, Ltd.                                  374,000       77,305
    Eagle Nice International Holdings, Ltd.               1,078,000      302,928
    EcoGreen Fine Chemicals Group, Ltd.                   1,112,000      370,277
   *Eforce Holdings, Ltd.                                 5,402,000       52,902
   *EganaGoldpfeil Holdings, Ltd.                         4,121,757           --
   *E-Kong Group, Ltd.                                      620,000       44,537
    Emperor Entertainment Hotel, Ltd.                     2,440,000      512,714
    Emperor International Holdings, Ltd.                  5,836,768    1,272,768
  #*Emperor Watch & Jewellery, Ltd.                       9,550,000    1,394,854
  #*ENM Holdings, Ltd.                                   15,112,000    1,387,110
   *EPI Holdings, Ltd.                                   42,599,273      286,056
   *eSun Holdings, Ltd.                                   2,140,000      770,837
    EVA Precision Industrial Holdings, Ltd.               2,382,000    2,045,480
   *Ezcom Holdings, Ltd.                                     72,576          449
   #Fairwood, Ltd.                                          316,600      442,880
    Far East Consortium International, Ltd.               4,570,342    1,132,624
   *Far East Technology International, Ltd.                 179,520       17,799
   *First Natural Foods Holdings, Ltd.                    2,365,000           --
    Fong's Industries Co., Ltd.                             440,000      281,537
   *Foundation Group, Ltd.                                2,350,000       35,403
    Fountain SET Holdings, Ltd.                           1,818,000      456,987
    Four Seas Mercantile Holdings, Ltd.                     592,000      175,086
   *Frasers Property China, Ltd.                         16,477,000      412,338
   *Freeman Corp., Ltd.                                  11,265,000      370,412
    Fubon Bank Hong Kong, Ltd.                            1,440,000      951,193
    Fujikon Industrial Holdings, Ltd.                       912,000      185,784
   *Genting Hong Kong, Ltd.                                  17,000        7,343
    Get Nice Holdings, Ltd.                              12,168,000      910,714
    Giordano International, Ltd.                          7,162,000    5,173,960
   *Global Green Tech Group, Ltd.                         4,876,000       77,961
   *Global Tech Holdings, Ltd.                            5,498,000       38,204
    Glorious Sun Enterprises, Ltd.                        2,662,000    1,090,599
    Gold Peak Industries Holding, Ltd.                    3,118,642      405,769
  #*Golden Resorts Group, Ltd.                           11,717,000    1,797,617
    Golden Resources Development International, Ltd.      3,330,500      223,387
    Goldin Financial Holdings, Ltd.                         480,000       44,215
   *Goldin Properties Holdings, Ltd.                      2,040,000      984,296
    Golik Holdings, Ltd.                                    250,500       31,345
   *Good Fellow Resources Holdings, Ltd.                  1,670,000      106,480
   *Grande Holdings, Ltd.                                   882,000       57,512
    Great Eagle Holdings, Ltd.                              885,499    3,153,017
   *G-Resources Group, Ltd.                              50,175,000    3,881,656
   *Group Sense International, Ltd.                       2,448,000       73,485
    Guangnan Holdings, Ltd.                               2,249,600      461,383

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CONTINUED

                                                                Shares      Value++
                                                                ------      -----
HONG KONG -- (Continued)...................................
   *Guojin Resources Holdings, Ltd.........................  1,724,295   $   44,943
    Haitong International Securities Group, Ltd............  1,175,586      772,855
   *Hang Fung Gold Technology, Ltd.........................  1,972,482           --
   #Hang Ten Group Holdings, Ltd...........................  2,254,000      604,829
   *Hannstar Board International Holdings, Ltd.............  1,446,000      158,673
    Hanny Holdings, Ltd....................................    747,979       29,953
   *Hans Energy Co., Ltd...................................  7,556,000      226,386
    Harbour Centre Development, Ltd........................    900,500    1,299,280
    Henderson Investment, Ltd..............................  3,995,000      391,756
   *Hengli Properties Development Group, Ltd...............    336,000       35,504
    High Fashion International, Ltd........................    268,000      112,667
    HKR International, Ltd.................................  2,494,336    1,457,085
    Hon Kwok Land Investment Co., Ltd......................    306,800      116,178
   *Hong Fok Land, Ltd.....................................  1,210,000        1,558
    Hong Kong & Shanghai Hotels, Ltd.......................      9,294       16,395
   *Hong Kong Catering Management, Ltd.....................    542,796      116,350
    Hong Kong Ferry Holdings, Ltd..........................    809,300      774,127
    Hong Kong Food Investment Holdings, Ltd................    202,184       32,658
   *Hongkong Chinese, Ltd..................................  4,628,000    1,012,016
    Hop Fung Group Holdings, Ltd...........................    888,000      105,833
    Hsin Chong Construction Group, Ltd.....................  1,569,658      323,672
  #*Huafeng Group Holdings, Ltd............................  6,713,325      346,419
    Hung Hing Printing Group, Ltd..........................  1,188,000      481,646
   *Hutchison Harbour Ring, Ltd............................  9,432,000    1,081,939
   *Hutchison Telecommunications Hong Kong Holdings, Ltd...  1,964,000      617,833
   *Hybrid Kinetic Group, Ltd.............................. 14,884,000      278,196
   *HyComm Wireless, Ltd...................................     89,090       43,669
   *I-Cable Communications, Ltd............................    531,000       55,539
   *IDT International, Ltd.................................  6,240,183      167,634
   *Imagi International Holdings, Ltd...................... 10,760,000      472,734
   *International Resources Enterprise, Ltd................    330,000       74,253
   *iOne Holdings, Ltd.....................................  3,140,000       95,852
    IPE Group, Ltd.........................................  2,060,000      393,352
   #IT, Ltd................................................  2,802,532    2,261,837
    ITC Corp., Ltd.........................................    893,645       44,262
   *ITC Properties Group, Ltd..............................  3,645,747      963,445
  #*Jinchuan Group International Resources Co., Ltd........    835,000      406,764
   *Jinhui Holdings, Ltd...................................    384,000       91,511
   *Jiuzhou Development Co., Ltd...........................  2,558,000      214,202
   *JLF Investment Co., Ltd................................  3,293,500      319,081
    Joyce Boutique Holdings, Ltd...........................  1,530,000      160,083
    Junefield Department Store Group, Ltd..................    306,000       27,940
   #K Wah International Holdings, Ltd......................  5,583,405    2,227,446
   *Kam Hing International Holdings, Ltd...................  1,974,000      260,059
    Kantone Holdings, Ltd.................................. 14,737,990      187,872
   *Karl Thomson Holdings, Ltd.............................  1,188,000       91,755
    Karrie International Holdings, Ltd.....................  1,383,600       89,156
    Keck Seng Investments (Hong Kong), Ltd.................    904,600      454,959
    Kin Yat Holdings, Ltd..................................    586,000      207,618
   *King Pacific International Holdings, Ltd...............  1,404,200       22,059
  #*King Stone Energy Group, Ltd........................... 55,920,000    1,353,671
    Kingmaker Footwear Holdings, Ltd.......................  1,476,955      323,570
    Kith Holdings, Ltd.....................................    204,000       40,739
   *Kiu Hung Energy Holdings, Ltd.......................... 10,810,000      343,481
   *Ko Yo Ecological Agrotech Group, Ltd................... 16,260,000      429,670
   *Kowloon Development Co., Ltd...........................  1,588,000    2,101,581
   *KPI Co., Ltd...........................................    954,000       64,169
   *KTP Holdings, Ltd......................................    560,400      101,632
    Kwoon Chung Bus Holdings, Ltd..........................    556,000      136,532
   *Lai Sun Development Co., Ltd........................... 70,007,800    2,395,463
   *Lai Sun Garment International, Ltd.....................  2,770,000      357,722

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CONTINUED

                                                                Shares      Value++
                                                                ------      -----
HONG KONG -- (Continued)...................................
    Lam Soon Hong Kong, Ltd................................    302,310   $  297,256
    Le Saunda Holdings, Ltd................................     34,000       17,016
   *Leading Spirit High-Tech Holdings Co., Ltd.............  2,310,000        2,974
  #*Lee & Man Holdings, Ltd................................  1,420,000    1,731,375
    Lerado Group Holdings Co., Ltd.........................  1,900,000      338,177
    Li Heng Chemical Fibre Technologies, Ltd...............  1,582,000      226,791
   *Lippo China Resources, Ltd.............................  7,700,000      248,390
    Lippo, Ltd.............................................  1,195,700      577,910
   *Lisi Group Holdings, Ltd...............................  4,262,000      268,357
    Liu Chong Hing Investment, Ltd.........................    775,200    1,091,722
   *Longrun Tea Group Co., Ltd.............................  1,900,000      147,055
    Luen Thai Holdings, Ltd................................  1,345,000      136,802
   #Luk Fook Holdings International, Ltd...................  1,226,000    4,554,137
   #Luks Industrial Group, Ltd.............................    428,913      138,044
   *Lung Cheong International Holdings, Ltd................  6,790,000      350,091
    Lung Kee (Bermuda) Holdings, Ltd.......................  1,597,875    1,082,384
   *Madex International Holdings, Ltd......................  3,182,000       77,853
   *Magnificent Estates, Ltd............................... 13,184,000      578,628
    Mainland Headwear Holdings, Ltd........................    765,600      104,244
    Man Yue Technology Holdings, Ltd.......................  1,064,000      295,538
   *Mascotte Holdings, Ltd.................................  6,636,000      410,666
    Matrix Holdings, Ltd...................................  1,067,414      215,420
   *Mei Ah Entertainment Group, Ltd........................ 11,040,000      277,459
    Melbourne Enterprises, Ltd.............................     40,500      612,354
   #Melco International Development, Ltd...................  3,309,000    2,814,586
    Midland Holdings, Ltd..................................  2,914,000    2,256,823
   *Ming Fai International Holdings, Ltd...................  1,680,000      499,119
   *Ming Fung Jewellery Group, Ltd.........................  6,610,000      810,418
    Miramar Hotel & Investment Co., Ltd....................    772,000      944,876
    Modern Beauty Salon Holdings, Ltd......................    160,000       17,725
   *Mongolia Energy Corp, Ltd..............................  6,380,000    1,503,599
    Nanyang Holdings, Ltd..................................    137,500      431,871
    National Electronics Holdings, Ltd.....................  2,156,000      216,670
    Natural Beauty Bio-Technology, Ltd.....................  4,470,000    1,105,381
   #Neo-Neon Holdings, Ltd.................................  1,712,500      628,620
    New Century Group Hong Kong, Ltd....................... 13,351,464      297,567
   *New Focus Auto Tech Holdings, Ltd......................     96,000       33,964
   *New Smart Energy Group, Ltd............................ 18,150,000      210,834
  #*New Times Energy Corp, Ltd............................. 23,374,000      476,038
   #Neway Group Holdings, Ltd.............................. 24,579,087    1,140,709
   *NewOcean Green Energy Holdings, Ltd....................  2,880,000      564,727
   *Next Media, Ltd........................................  3,725,183      461,043
   *Ngai Lik Industrial Holdings, Ltd......................  2,522,000       32,601
   *Norstar Founders Group, Ltd............................  3,256,000           --
  #*North Asia Resources Holdings, Ltd.....................  2,108,600      291,075
  #*Omnicorp, Ltd..........................................  1,626,000      624,324
  #*Orange Sky Golden Harvest Entertainment Holdings, Ltd..  6,229,706      382,297
   *Orient Power Holdings, Ltd.............................    804,000       19,463
    Oriental Watch Holdings, Ltd...........................  1,069,000      586,578
    Pacific Andes International Holdings, Ltd..............  5,262,919      862,334
   #Pacific Basin Shipping, Ltd............................  7,551,000    4,685,250
    Pacific Century Premium Developments, Ltd..............  4,403,000      840,840
    Pacific Textile Holdings, Ltd..........................  1,750,000    1,140,176
    Paliburg Holdings, Ltd.................................  2,290,830      901,128
    Pan Asia Environmental Protection Group, Ltd...........  1,258,432      228,775
    Paul Y Engineering Group, Ltd..........................     77,759        5,849
  #*Peace Mark Holdings, Ltd...............................  2,738,022           --
   *Pearl Oriental Innovation, Ltd.........................  3,799,000      617,282
    Pegasus International Holdings, Ltd....................    226,000       37,881
    Pico Far East Holdings, Ltd............................  3,910,000      765,811
   *PME Group, Ltd.........................................  5,960,000      430,841

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

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CONTINUED

                                                          Shares      Value++
                                                          ------      -----
   HONG KONG -- (Continued)..........................
      *PNG Resources Holdings, Ltd................... 16,626,362   $  568,279
       Pokfulam Development Co., Ltd.................    234,000      225,452
      *Polytec Asset Holdings, Ltd...................  4,993,526      759,552
      *Premium Land, Ltd.............................  4,950,000      132,574
       Public Financial Holdings, Ltd................  1,928,000    1,204,988
      *PYI Corp., Ltd................................ 12,344,000      510,176
      *Pyxis Group, Ltd..............................  1,936,000       42,378
      *QPL International Holdings, Ltd...............    603,000       25,552
       Quality Healthcare Asia, Ltd..................     50,000       32,132
       Raymond Industrial, Ltd.......................  1,383,400      182,381
       Regal Hotels International Holdings, Ltd......  2,393,800    1,077,095
      *Rising Development Holdings, Ltd..............  2,278,000      474,489
       Rivera Holdings, Ltd..........................  5,710,000      253,611
       Roadshow Holdings, Ltd........................  1,456,000      134,542
      #Royale Furniture Holdings, Ltd................  1,440,700      681,106
       S.A.S. Dragon Holdings, Ltd...................  1,440,000      422,687
      #Sa Sa International Holdings, Ltd.............  4,066,000    2,439,319
       Safety Godown Co., Ltd........................    398,000      312,820
       Samling Global, Ltd...........................  6,004,000      831,133
       Samson Paper Holdings, Ltd....................  1,800,000      125,608
      *San Miguel Brewery Hong Kong, Ltd.............    612,800      103,902
      *Sanyuan Group, Ltd............................    415,000        8,015
       SEA Holdings, Ltd.............................  1,140,000      724,226
      *Sheng Yuan Holdings, Ltd......................    210,000       24,430
      #Shenyin Wanguo, Ltd...........................  1,297,500      570,194
      *Shenzhen High-Tech Holdings, Ltd..............    812,000       71,147
      *Shougang Concord Grand Group, Ltd.............  2,451,000      129,704
      *Shougang Concord Technology Holdings, Ltd.....  4,201,809      216,457
      #Shui On Construction & Materials, Ltd.........  1,236,000    1,666,025
      *Shun Ho Resources Holdings, Ltd...............    483,000       76,956
      *Shun Ho Technology Holdings, Ltd..............  1,037,452      168,510
      #Shun Tak Holdings, Ltd........................  4,299,941    2,686,799
       Sing Tao News Corp., Ltd......................  1,974,000      593,946
      *Singamas Container Holdings, Ltd..............  5,922,000    2,724,496
      *Sino Dragon New Energy Holdings, Ltd..........  5,616,000      709,112
      *Sino Gas Group, Ltd...........................  4,980,000      180,034
      *Sinocan Holdings, Ltd.........................    350,000        1,758
      *Sinocop Resources Holdings, Ltd...............  3,810,000      514,309
      *Sino-Tech International Holdings, Ltd......... 19,750,000      435,368
     #*Sinotel Technologies, Ltd.....................    719,000      159,107
      *SIS International Holdings, Ltd...............     34,000       15,509
      *Skyfame Realty Holdings, Ltd..................  2,737,750      193,885
      #SmarTone Telecommunications Holdings, Ltd.....  2,593,000    4,010,979
      *SMI Publishing Group, Ltd.....................    250,511          484
       Solomon Systech International, Ltd............  6,312,000      350,285
       South China (China), Ltd......................  6,744,000      581,356
       South China Financial Holdings, Ltd...........  4,872,000       67,872
       Southeast Asia Properties & Finance, Ltd......    289,891       85,887
      *Starlight International Holdings, Ltd.........  3,125,325       93,265
      #Stella International Holdings, Ltd............    740,074    1,680,957
       Styland Holdings, Ltd.........................    129,347          291
      *Success Universe Group, Ltd...................  5,552,000      435,639
       Sun Hing Vision Group Holdings, Ltd...........    358,000      168,222
       Sun Hung Kai & Co., Ltd.......................  1,422,621    1,209,682
      *Sun Innovation Holdings, Ltd.................. 10,235,655      305,713
      *Sunway International Holdings, Ltd............    866,000       30,097
      *Superb Summit International Timber Co., Ltd... 11,571,600      484,716
     #*Sustainable Forest Holdings, Ltd.............. 10,415,250      780,081
       SW Kingsway Capitol Holdings, Ltd.............  5,750,000      199,341
       Synergis Holdings, Ltd........................    322,033       35,666
     #*Tack Fat Group International, Ltd.............    444,800           --

                                      53

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CONTINUED

                                                             Shares      Value++
                                                             ------      -----
HONG KONG -- (Continued)................................
   *Tack Hsin Holdings, Ltd.............................    972,000   $  409,309
    Tai Cheung Holdings, Ltd............................  1,919,000    1,442,229
    Tai Sang Land Development, Ltd......................    576,984      267,554
    Tan Chong International, Ltd........................  1,212,000      314,261
   #Techtronic Industries Co., Ltd......................  4,086,000    5,598,146
   *Termbray Industries International (Holdings), Ltd...  2,304,900      267,045
    Tern Properties Co., Ltd............................     51,200       21,776
   *Texhong Textile Group, Ltd..........................    494,000      474,823
    Texwinca Holdings, Ltd..............................  2,136,000    2,410,188
   *Theme International Holdings, Ltd...................  4,090,000      368,431
   *Tian Teck Land, Ltd.................................  1,054,000      922,609
  #*Titan Petrochemicals Group, Ltd..................... 11,760,000      970,352
   *Tom Group, Ltd......................................  3,612,000      428,140
   *Tomorrow International Holdings, Ltd................  4,941,420      223,097
    Tongda Group Holdings, Ltd.......................... 10,120,000      502,911
   #Top Form International, Ltd.........................  2,760,000      227,913
   *Topsearch International Holdings, Ltd...............  3,860,000      174,438
   *Town Health International Investments, Ltd..........  1,175,165      189,106
   *Tradelink Electronic Commerce, Ltd..................    432,000       70,106
    Transport International Holdings, Ltd...............    862,941    2,721,118
   *Trinity, Ltd........................................  2,566,000    2,803,867
    Tristate Holdings, Ltd..............................    188,000       99,287
   *TSC Group Holdings, Ltd.............................  1,353,000      429,197
   #Tse Sui Luen Jewellery International, Ltd...........    300,000      274,171
    Tungtex Holdings Co., Ltd...........................    910,000      173,211
    Tysan Holdings, Ltd.................................  1,040,773      208,910
   *U-Right International Holdings, Ltd.................  4,746,000        8,555
   *Value Convergence Holdings, Ltd.....................  1,216,000      282,010
   #Value Partners Group, Ltd...........................  2,122,000    1,913,802
    Van Shung Chong Holdings, Ltd.......................  2,185,335      216,947
   *Vantage International Holdings, Ltd.................  2,778,000      332,424
    Varitronix International, Ltd.......................  1,072,293      733,055
    Vedan International Holdings, Ltd...................  3,272,000      273,927
    Veeko International Holdings, Ltd...................  4,423,751      236,418
    Victory City International Holdings, Ltd............  3,225,076      720,347
   *Vision Values Holdings, Ltd.........................    281,400       11,606
   *Vital Group Holdings, Ltd...........................    470,000       55,863
    Vitasoy International Holdings, Ltd.................  3,623,000    3,114,211
   *Vongroup, Ltd....................................... 10,865,000       89,664
   *VST Holdings, Ltd...................................  2,198,000      627,726
    Wah Ha Realty Co., Ltd..............................    278,600      112,335
  #*Wah Nam International Holdings, Ltd.................  3,148,000      654,881
    Wai Kee Holdings, Ltd...............................  8,176,738    1,775,793
   *Wai Yuen Tong Medicine Holdings, Ltd................  1,664,341       39,296
    Wang On Group, Ltd..................................  6,631,286      100,725
   *Warderly International Holdings, Ltd................    520,000       32,139
    Water Oasis Group, Ltd..............................  1,632,000      242,233
    Win Hanverky Holdings, Ltd..........................  1,712,000      224,956
   *Winfoong International, Ltd.........................  1,331,000       24,006
   *Wing Hing International Holdings, Ltd...............  4,090,000      295,216
    Wing On Co. International, Ltd......................    781,000    1,655,097
   *Wing Tai Properties, Ltd............................  1,957,331      818,907
   *Winteam Pharmaceutical Group, Ltd...................  4,264,000      764,139
    Wong's International (Holdings), Ltd................    737,641      215,723
    Wong's Kong King International Holdings, Ltd........    120,000       14,322
    Xingye Copper International Group, Ltd..............  1,559,000      323,790
    Y. T. Realty Group, Ltd.............................    865,000      255,732
    Yangtzekiang Garment, Ltd...........................    606,500      164,193
    Yau Lee Holdings, Ltd...............................    534,000       81,248
   *Yeebo (International Holdings), Ltd.................    572,000       97,966
    YGM Trading, Ltd....................................    345,000      826,122

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CONTINUED

                                                             Shares        Value++
                                                             ------        -----
HONG KONG -- (Continued)................................
   *Yueshou Environmental Holdings, Ltd.................    510,800   $      4,547
    Yugang International, Ltd........................... 95,100,000        931,023
    Yunnan Enterprises Holdings, Ltd....................    306,000         18,972
   *ZZNode Technologies Co., Ltd........................  3,600,000        296,193
                                                                      ------------
TOTAL HONG KONG.........................................               233,000,519
                                                                      ------------

MALAYSIA -- (0.0%)......................................
   *Autoways Holdings Berhad............................     10,000          4,355
   *Rekapacific Berhad..................................    473,000             --
                                                                      ------------
TOTAL MALAYSIA..........................................                     4,355
                                                                      ------------

NEW ZEALAND -- (4.9%)...................................
    Abano Healthcare Group, Ltd.........................     26,266         95,859
    Air New Zealand, Ltd................................  1,502,638      1,353,276
    Auckland International Airport, Ltd.................  1,384,647      2,491,507
    Cavalier Corp., Ltd.................................    283,674        803,362
    CDL Investments (New Zealand), Ltd..................    395,965         87,008
    Colonial Motor Co., Ltd.............................    148,846        297,787
   *Ebos Group, Ltd.....................................    173,563      1,026,669
   *Fisher & Paykel Appliances Holdings, Ltd............  3,072,837      1,495,953
    Fisher & Paykel Healthcare Corp., Ltd...............  2,569,174      6,437,606
    Freightways, Ltd....................................    744,329      2,076,973
    Hallenstein Glasson Holdings, Ltd...................    242,461        775,793
    Hellaby Holdings, Ltd...............................    344,804        649,275
    Infratil, Ltd.......................................  2,201,838      3,387,044
    Mainfreight, Ltd....................................    393,752      2,960,972
    Methven, Ltd........................................     70,490         89,028
    Michael Hill International, Ltd.....................  1,534,152      1,132,952
    Millennium & Copthorne Hotels (New Zealand), Ltd....  1,387,344        512,049
    New Zealand Exchange, Ltd...........................    296,786        553,955
    New Zealand Oil & Gas, Ltd..........................  1,810,156      1,423,898
    New Zealand Refining Co., Ltd.......................    613,210      2,234,467
    Northland Port Corp. (New Zealand), Ltd.............    217,513        290,176
   #Nuplex Industries, Ltd..............................  1,006,382      2,664,467
   *Pike River Coal, Ltd................................    490,805             --
    Port of Tauranga, Ltd...............................    528,322      3,704,176
    Pumpkin Patch, Ltd..................................    606,913        630,012
    Pyne Gould Corp., Ltd...............................    639,693        165,547
  #*Pyne Gould Guinness, Ltd............................  1,682,123        668,178
   *Rakon, Ltd..........................................    218,439        212,545
    Restaurant Brands New Zealand, Ltd..................    369,175        747,231
   *Richina Pacific, Ltd................................    274,180         79,877
   *Rubicon, Ltd........................................  1,113,829        960,221
   #Ryman Healthcare, Ltd...............................  1,665,657      3,429,730
    Sanford, Ltd........................................    393,618      1,745,038
    Scott Technology, Ltd...............................     27,557         33,258
   *Seafresh Fisheries, Ltd.............................     80,520          1,824
    Skellerup Holdings, Ltd.............................    274,790        293,723
    Sky City Entertainment Group, Ltd...................  2,560,206      7,386,175
    Sky Network Television, Ltd.........................    927,293      4,377,920
    South Port (New Zealand), Ltd.......................     30,744         79,490
   #Steel & Tube Holdings, Ltd..........................    389,046        850,809
   *Tenon, Ltd..........................................     19,132         15,895
    Tourism Holdings, Ltd...............................    274,867        164,284
    Tower, Ltd..........................................    850,832      1,293,368
    TrustPower, Ltd.....................................     12,139         74,673
    Vector, Ltd.........................................    968,771      2,011,764
    Warehouse Group, Ltd................................    496,981      1,471,654
                                                                      ------------
TOTAL NEW ZEALAND.......................................                63,237,468
                                                                      ------------

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CONTINUED

                                                        Shares      Value++
                                                        ------      -----
    SINGAPORE -- (9.6%)............................
      #*Abterra, Ltd...............................    435,800   $  412,075
        Advanced Holdings, Ltd.....................    691,000      128,080
       *AFP Properties, Ltd........................  4,095,000    1,173,659
       *Allgreen Properties, Ltd...................  2,801,000    2,703,796
        Armstrong Industrial Corp., Ltd............  1,236,000      414,508
       *Asia Environment Holdings, Ltd.............    528,793       97,276
       *Asiasons Capital, Ltd......................  1,023,000      158,943
       *Asiatravel.com Holdings, Ltd...............     17,879        5,865
        ASL Marine Holdings, Ltd...................    719,600      365,466
       *A-Sonic Aerospace, Ltd.....................    408,996       25,179
       #AusGroup, Ltd..............................  1,144,000      425,972
        Baker Technology, Ltd......................  1,272,000      432,593
       *Ban Joo & Co., Ltd.........................  2,179,000       62,305
       *Banyan Tree Holdings, Ltd..................    955,000      737,199
       *Beng Kuang Marine, Ltd.....................    922,000      158,397
        Best World International, Ltd..............    221,500       47,983
        Beyonics Technology, Ltd...................  6,949,300    1,022,641
      #*BH Global Marine, Ltd......................    621,000      122,255
       *Biosensors International Group, Ltd........  2,918,237    3,221,162
        Bonvests Holdings, Ltd.....................    978,000      828,354
        Boustead Singapore, Ltd....................    671,000      559,618
        Breadtalk Group, Ltd.......................    345,800      178,037
       #Broadway Industrial Group, Ltd.............    461,000      395,885
       *Brothers Holdings, Ltd.....................    454,628       70,059
       #Bukit Sembawang Estates, Ltd...............    405,003    1,446,462
       *Bund Center Investment, Ltd................  1,696,000      291,581
        CEI Contract Manufacturing, Ltd............    432,000       43,591
       *Cerebos Pacific, Ltd.......................    542,000    2,454,468
        CH Offshore, Ltd...........................  1,539,400      560,299
       *Changjiang Fertilizer Holdings, Ltd........        515          107
        China Aviation Oil Singapore Corp., Ltd....    926,000    1,023,151
        China Dairy Group, Ltd.....................  1,502,000      107,053
       *China Energy, Ltd..........................  3,110,000      318,526
        China Merchants Holdings Pacific, Ltd......    809,000      431,441
       *China Sunsine Chemical Holdings, Ltd.......     28,000        6,180
        China XLX Fertiliser, Ltd..................    618,000      217,797
       *Chip Eng Seng Corp., Ltd...................  1,612,800      698,681
        Chosen Holdings, Ltd.......................  1,202,000      125,317
        Chuan Hup Holdings, Ltd....................  3,967,000      713,033
       *Compact Metal Industries, Ltd..............    643,000        3,940
       #Creative Technology, Ltd...................    272,200      773,937
        CSC Holdings, Ltd..........................  1,829,000      217,741
       *CSE Global, Ltd............................  1,911,000    1,812,081
      #*CWT, Ltd...................................    934,700      994,996
        Datapulse Technology, Ltd..................     19,000        3,262
       *Delong Holdings, Ltd.......................  1,361,000      500,343
       *Digiland International, Ltd................ 11,763,000       48,050
        Eagle Brand Holdings, Ltd.................. 14,387,000      117,536
        Ellipsiz, Ltd..............................    123,000       13,079
        EnGro Corp, Ltd............................    354,000      253,656
       *Enviro-Hub Holdings, Ltd...................  1,445,666      159,439
        Etika International Holdings, Ltd..........    179,000       58,545
        Eu Yan Sang International, Ltd.............    464,800      269,428
       *Eucon Holdings, Ltd........................  2,896,000       70,667
      #*Ezion Holdings, Ltd........................  1,403,000      793,280
       #Ezra Holdings, Ltd.........................  2,116,000    2,861,449
        F.J. Benjamin Holdings, Ltd................  1,146,000      346,833
      #*Falcon Energy Group, Ltd...................  1,007,000      296,966
       *Federal International 2000, Ltd............  1,675,350      109,308
       #First Resources, Ltd.......................  2,043,000    2,308,167
        Food Empire Holdings, Ltd..................  1,094,400      376,378

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CONTINUED

                                                           Shares      Value++
                                                           ------      -----
 SINGAPORE -- (Continued)..............................
     Fragrance Group, Ltd..............................   335,000   $  148,070
    #Freight Links Express Holdings, Ltd............... 4,140,737      221,272
    *Fu Yu Corp., Ltd.................................. 3,955,750      355,016
   #*Gallant Venture, Ltd.............................. 1,924,000      685,161
     GK Goh Holdings, Ltd.............................. 1,458,000      798,184
     Global Yellow Pages, Ltd..........................   299,000       42,041
     Goodpack, Ltd..................................... 1,128,000    1,826,821
     GP Batteries International, Ltd...................   343,000      345,415
     GP Industries, Ltd................................ 2,872,209    1,264,857
    *Grand Banks Yachts, Ltd...........................   250,000       81,696
     GuocoLand, Ltd....................................   528,564    1,078,602
   #*GuocoLeisure, Ltd.................................   266,000      160,138
    *Guthrie GTS, Ltd..................................    79,000       32,629
     Healthway Medical Corp., Ltd...................... 3,300,246      350,964
    #Hersing Corp., Ltd................................ 1,285,000      272,492
    *HG Metal Manufacturing, Ltd.......................   426,000       38,247
     Hiap Seng Engineering, Ltd........................   584,000      251,161
     Hi-P International, Ltd........................... 1,203,000    1,199,539
     Ho Bee Investment, Ltd............................ 1,024,000    1,241,087
    *Hong Fok Corp., Ltd............................... 2,769,700    1,348,201
     Hong Leong Asia, Ltd..............................   484,000    1,065,495
     Hotel Grand Central, Ltd.......................... 1,119,926      755,263
     Hotel Properties, Ltd............................. 1,346,400    2,642,719
     Hour Glass, Ltd...................................   622,744      514,345
     HTL International Holdings, Ltd................... 1,063,843      517,731
    *Huan Hsin Holdings, Ltd........................... 1,106,400      195,359
     HupSteel, Ltd..................................... 1,572,875      276,835
     Hwa Hong Corp., Ltd............................... 2,186,000    1,171,699
    #Hyflux, Ltd....................................... 2,081,500    3,660,851
     IFS Capital, Ltd..................................   421,080      168,958
    *Informatics Education, Ltd........................ 2,573,000      231,823
     InnoTek, Ltd......................................   846,000      418,887
     Intraco, Ltd......................................   519,500      128,917
     IPC Corp., Ltd....................................   724,000       79,450
     Isetan (Singapore), Ltd...........................   122,500      335,749
     Jadason Enterprises, Ltd..........................   728,000       53,849
    *Jasper Investments, Ltd...........................    90,680        6,311
    *Jaya Holdings, Ltd................................ 1,468,000      703,372
    *JES International Holdings, Ltd................... 2,096,000      506,959
    *Jiutian Chemical Group, Ltd....................... 2,337,000       66,762
     JK Yaming International Holdings, Ltd.............   906,000      392,343
   #*Jurong Technologies Industrial Corp., Ltd......... 2,227,680           --
     K1 Ventures, Ltd.................................. 3,349,500      410,704
    #Keppel Telecommunications & Transportation, Ltd... 1,506,600    1,588,247
     Khong Guan Flour Milling, Ltd.....................    35,000       40,048
     Kian Ann Engineering, Ltd......................... 1,276,000      219,458
     Kian Ho Bearings, Ltd.............................   664,500      109,429
    #Kim Eng Holdings, Ltd............................. 1,299,620    3,264,466
     Koh Brothers Group, Ltd........................... 1,312,000      241,457
    *KS Energy Services, Ltd...........................   722,682      585,587
    *Lafe Corp., Ltd................................... 1,234,800       65,298
     LC Development, Ltd............................... 2,631,504      366,043
     Lee Kim Tah Holdings, Ltd......................... 1,600,000      690,452
     Lion Asiapac, Ltd.................................   473,000       81,151
     Lum Chang Holdings, Ltd........................... 1,042,030      246,883
     M1, Ltd........................................... 1,701,000    3,320,126
   #*Manhattan Resources, Ltd..........................   790,000      703,765
    *Manufacturing Integration Technology, Ltd.........   184,000       20,004
    *Marco Polo Marine, Ltd............................   608,000      203,874
     Memstar Technology, Ltd........................... 1,114,000       45,673
     Memtech International, Ltd........................ 1,322,000      162,470

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                       Shares      Value++
                                                       ------      -----
      SINGAPORE -- (Continued)....................
         #Mercator Lines Singapore, Ltd...........    555,000   $  104,429
          Metro Holdings, Ltd.....................  1,738,160    1,236,059
         #Midas Holdings, Ltd.....................  2,820,000    1,685,126
         *Mirach Energy, Ltd......................    460,000       41,208
          Miyoshi Precision, Ltd..................    353,500       28,932
         *Multi-Chem, Ltd.........................  1,263,000      159,056
          Nera Telecommunications, Ltd............  1,079,000      321,710
          New Toyo International Holdings, Ltd....  1,624,000      319,052
         #Novo Group, Ltd.........................     55,500       18,796
          NSL, Ltd................................    414,000      500,450
        #*Oceanus Group, Ltd......................  3,788,000      851,027
         *OKP Holdings, Ltd.......................    146,000       81,889
          Orchard Parade Holdings, Ltd............    952,022    1,223,299
         #OSIM International, Ltd.................  1,021,000    1,421,294
         *Ossia International, Ltd................    522,554       55,206
        #*Otto Marine, Ltd........................  2,451,000      460,992
          Pan Pacific Hotels Group, Ltd...........  1,669,500    2,525,209
         *Pan-United Corp., Ltd...................  2,006,000      820,151
          PCI, Ltd................................    575,000      227,982
         *Penguin International, Ltd..............    400,000       34,239
          Pertama Holdings, Ltd...................    459,750      172,760
          Petra Foods, Ltd........................    864,000    1,194,178
          Popular Holdings, Ltd...................  2,763,650      361,192
          PSC Corp., Ltd..........................  1,823,419      394,978
          QAF, Ltd................................    863,000      461,549
          Qian Hu Corp., Ltd......................    674,600       65,356
        #*Raffles Education Corp., Ltd............  2,068,593    1,124,731
         #Raffles Medical Group, Ltd..............    668,000    1,241,018
          Rotary Engineering, Ltd.................  1,143,600      870,610
         *Roxy-Pacific Holdings, Ltd..............    214,000       79,652
          San Teh, Ltd............................    999,087      335,517
         *Sapphire Corp., Ltd.....................    559,000      148,540
          SBS Transit, Ltd........................    953,500    1,511,899
        #*SC Global Developments, Ltd.............    385,000      444,232
         *Seroja Investments, Ltd.................     17,767        3,936
          Sim Lian Group, Ltd.....................  2,070,000      803,274
          Sing Investments & Finance, Ltd.........    198,450      259,257
          Singapore Land, Ltd.....................     84,000      491,512
          Singapore Post, Ltd.....................  3,755,120    3,562,414
          Singapore Reinsurance Corp., Ltd........  1,514,530      383,615
          Singapore Shipping Corp., Ltd...........  1,689,000      332,031
          Singapura Finance, Ltd..................    174,062      231,886
         *Sinostar PEC Holdings, Ltd..............    160,000       20,950
          Sinwa, Ltd..............................    388,500       60,200
         *SMB United, Ltd.........................  1,224,000      249,981
        #*Sound Global, Ltd.......................  1,432,000      879,661
         #Spice I2I, Ltd.......................... 13,154,000      593,735
         *Stamford Land Corp., Ltd................  2,927,000    1,483,555
          Straco Corp., Ltd.......................    130,000       18,081
          Sunningdale Tech, Ltd...................  2,086,000      281,690
        #*Sunvic Chemical Holdings, Ltd...........  1,056,000      699,833
         #Super Group, Ltd........................  1,022,000    1,154,315
          Superbowl Holdings, Ltd.................    522,000      115,205
          Superior Multi-Packaging, Ltd...........    239,500       17,618
        #*Swiber Holdings, Ltd....................  1,394,000      907,100
         *Swissco Holdings, Ltd...................    579,000      139,756
         #Tat Hong Holdings, Ltd..................  1,116,800      762,907
         #Technics Oil & Gas, Ltd.................    440,000      353,133
          Thakral Corp., Ltd......................  6,028,000      146,963
          Tiong Woon Corp. Holding, Ltd...........    901,000      273,106
         *Transcu Group, Ltd......................  4,936,000      201,135

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                                  Shares
                                                                                                                  ------
SINGAPORE -- (Continued)...................................................................................
    Trek 2000 International, Ltd...........................................................................      973,000
    Tuan Sing Holdings, Ltd................................................................................    1,421,000
   #UMS Holdings, Ltd......................................................................................      949,000
   #United Engineers, Ltd..................................................................................      718,014
   #United Envirotech, Ltd.................................................................................      822,000
    United Industrial Corp., Ltd...........................................................................      251,000
    United Overseas Insurance, Ltd.........................................................................      187,250
    UOB-Kay Hian Holdings, Ltd.............................................................................    1,475,400
    Venture Corp., Ltd.....................................................................................      292,000
    Vicom, Ltd.............................................................................................      120,000
   #WBL Corp., Ltd.........................................................................................      597,000
   #Wee Hur Holdings, Ltd..................................................................................      924,000
   #Wheelock Properties, Ltd...............................................................................    1,210,000
    Wing Tai Holdings, Ltd.................................................................................    1,861,000
    Xpress Holdings, Ltd...................................................................................    3,079,000
    YHI International, Ltd.................................................................................    1,174,000
   *Yoma Strategic Holdings, Ltd...........................................................................      132,000
   *Yongnam Holdings, Ltd..................................................................................    3,453,000

TOTAL SINGAPORE............................................................................................

TOTAL COMMON STOCKS........................................................................................

RIGHTS/WARRANTS -- (0.0%)..................................................................................
AUSTRALIA -- (0.0%)........................................................................................
  #*Iron Ore Holdings, Ltd. Rights 05/10/11................................................................       61,130
   *Symex Holdings, Ltd. Rights 05/10/11...................................................................      127,004

TOTAL AUSTRALIA............................................................................................

SINGAPORE -- (0.0%)........................................................................................
   *AFP Properties, Ltd. Warrants 11/18/15.................................................................    1,718,500
   *Best World International, Ltd. Warrants 07/05/13.......................................................       44,300
   *Transcu Group, Ltd. Warrants 09/01/13..................................................................    1,018,000
   *Wee Hur Holdings, Ltd. Warrants 02/22/14...............................................................      308,000

TOTAL SINGAPORE............................................................................................

TOTAL RIGHTS/WARRANTS......................................................................................


                                                                                                                    Face
                                                                                                                  Amount
                                                                                                                  ------
                                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (0.0%).......................................................................
    Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $650,000 FNMA
     2.24%, 07/06/15, valued at $666,250) to be repurchased at $653,010.................................... $        653


                                                                                                                 Shares/
                                                                                                                    Face
                                                                                                                  Amount
                                                                                                                  ------
                                                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (15.7%)...................................................................
(S)@DFA Short Term Investment Fund.........................................................................  201,646,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by $48,926,610 FNMA
 2.063%(r), 06/01/35, valued at $454,600)## to be repurchased at $445,687.................................. $        446

TOTAL SECURITIES LENDING COLLATERAL........................................................................

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,019,396,170).....................................................................................

                                                                                                                   Value++
                                                                                                                   -----
SINGAPORE -- (Continued)...................................................................................
    Trek 2000 International, Ltd........................................................................... $      286,102
    Tuan Sing Holdings, Ltd................................................................................        435,763
   #UMS Holdings, Ltd......................................................................................        450,285
   #United Engineers, Ltd..................................................................................      1,492,096
   #United Envirotech, Ltd.................................................................................        272,573
    United Industrial Corp., Ltd...........................................................................        580,819
    United Overseas Insurance, Ltd.........................................................................        545,453
    UOB-Kay Hian Holdings, Ltd.............................................................................      2,267,860
    Venture Corp., Ltd.....................................................................................      2,303,875
    Vicom, Ltd.............................................................................................        307,201
   #WBL Corp., Ltd.........................................................................................      1,831,312
   #Wee Hur Holdings, Ltd..................................................................................        215,505
   #Wheelock Properties, Ltd...............................................................................      1,840,623
    Wing Tai Holdings, Ltd.................................................................................      2,403,976
    Xpress Holdings, Ltd...................................................................................        119,664
    YHI International, Ltd.................................................................................        320,874
   *Yoma Strategic Holdings, Ltd...........................................................................          7,842
   *Yongnam Holdings, Ltd..................................................................................        749,925
                                                                                                            --------------
TOTAL SINGAPORE............................................................................................    123,955,395
                                                                                                            --------------
TOTAL COMMON STOCKS........................................................................................  1,087,329,923
                                                                                                            --------------
RIGHTS/WARRANTS -- (0.0%)..................................................................................
AUSTRALIA -- (0.0%)........................................................................................
  #*Iron Ore Holdings, Ltd. Rights 05/10/11................................................................            335
   *Symex Holdings, Ltd. Rights 05/10/11...................................................................            696
                                                                                                            --------------
TOTAL AUSTRALIA............................................................................................          1,031
                                                                                                            --------------
SINGAPORE -- (0.0%)........................................................................................
   *AFP Properties, Ltd. Warrants 11/18/15.................................................................        287,809
   *Best World International, Ltd. Warrants 07/05/13.......................................................          3,076
   *Transcu Group, Ltd. Warrants 09/01/13..................................................................         18,712
   *Wee Hur Holdings, Ltd. Warrants 02/22/14...............................................................         18,243
                                                                                                            --------------
TOTAL SINGAPORE............................................................................................        327,840
                                                                                                            --------------
TOTAL RIGHTS/WARRANTS......................................................................................        328,871
                                                                                                            --------------


                                                                                                                    Value+
                                                                                                                    -----

TEMPORARY CASH INVESTMENTS -- (0.0%).......................................................................
    Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $650,000 FNMA
     2.24%, 07/06/15, valued at $666,250) to be repurchased at $653,010....................................        653,000
                                                                                                            --------------






SECURITIES LENDING COLLATERAL -- (15.7%)...................................................................
(S)@DFA Short Term Investment Fund.........................................................................    201,646,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by $48,926,610 FNMA
 2.063%(r), 06/01/35, valued at $454,600)## to be repurchased at $445,687..................................        445,686
                                                                                                            --------------
TOTAL SECURITIES LENDING COLLATERAL........................................................................    202,091,686
                                                                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,019,396,170)..................................................................................... $1,290,403,480
                                                                                                            ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                         Shares       Value++
                                                         ------       -----
   COMMON STOCKS -- (98.3%).........................
   Consumer Discretionary -- (21.1%)
       4imprint Group P.L.C.........................     96,735   $   420,753
      *888 Holdings P.L.C...........................     87,404        55,325
       Aegis Group P.L.C............................  3,340,566     7,827,636
       Aga Rangemaster Group P.L.C..................    288,143       593,898
       Arena Leisure P.L.C..........................  1,368,472       692,743
      *Barratt Developments P.L.C...................  3,369,958     6,305,240
       Bellway P.L.C................................    424,125     5,021,657
      *Berkeley Group Holdings P.L.C. (The).........    477,432     8,470,415
       Bloomsbury Publishing P.L.C..................    271,841       614,131
       Bovis Homes Group P.L.C......................    506,207     3,731,368
     #*Bwin.Party Digital Entertainment P.L.C.......    666,311     1,707,437
      #Carpetright P.L.C............................    176,546     2,034,566
      *Carphone Warehouse Group P.L.C...............    506,951     3,366,118
       Centaur Media P.L.C..........................    556,967       491,938
       Chime Communications P.L.C...................    212,999       955,064
       Churchill China P.L.C........................     30,000       146,554
      *Cineworld Group P.L.C........................     13,895        50,752
      *Clinton Cards P.L.C..........................    740,506       214,420
       Creston P.L.C................................      5,389         8,733
       Daily Mail & General Trust P.L.C. Series A...  1,068,559     8,914,668
     #*Debenhams P.L.C..............................  4,402,257     5,027,390
       Dignity P.L.C................................    214,913     2,751,194
      *Dixons Retail P.L.C.......................... 11,456,408     2,763,241
       Domino's Pizza UK & IRL P.L.C................     72,899       564,067
       Dunelm Group P.L.C...........................     98,645       753,012
      *Enterprise Inns P.L.C........................  1,808,533     2,887,734
       Euromoney Institutional Investor P.L.C.......    292,779     3,494,034
      *Findel P.L.C.................................  4,998,346       504,598
      *Forminster P.L.C.............................     43,333         2,714
       French Connection Group P.L.C................    373,475       643,277
       Fuller Smith & Turner P.L.C..................    129,026     1,398,711
       Future P.L.C.................................  1,324,863       433,410
       Game Group P.L.C.............................  1,527,764     1,355,742
       Games Workshop Group P.L.C...................    101,889       751,497
       GKN P.L.C....................................  3,596,147    13,418,925
       Greene King P.L.C............................    795,136     6,515,914
       Halfords Group P.L.C.........................    752,842     4,975,214
       Haynes Publishing Group P.L.C................     14,703        60,667
       Headlam Group P.L.C..........................    330,383     1,683,061
       Henry Boot P.L.C.............................    426,786       870,224
      #HMV Group P.L.C..............................  1,545,882       277,932
       Holidaybreak P.L.C...........................    273,468     1,228,412
       Home Retail Group P.L.C......................  1,810,595     6,683,038
       Hornby P.L.C.................................    154,220       282,290
      *Howden Joinery Group P.L.C...................  1,864,740     3,532,879
       Huntsworth P.L.C.............................    809,019       941,021
      *Inchcape P.L.C...............................  1,643,458    10,032,419
       Informa P.L.C................................  1,496,188    10,439,622
      *ITV P.L.C....................................  6,035,176     7,685,675
       JD Sports Fashion P.L.C......................    120,013     1,792,344
      *JD Wetherspoon P.L.C.........................    462,380     3,515,622
      *JJB Sports P.L.C.............................    156,013        67,755
       John Menzies P.L.C...........................    244,534     2,219,747
      *Johnston Press P.L.C.........................    507,412        67,599
       Kesa Electricals P.L.C.......................  2,105,278     4,544,347
       Ladbrokes P.L.C..............................  2,895,230     7,381,171
       Laura Ashley Holdings P.L.C..................  1,500,394       543,480
       Lookers P.L.C................................  1,097,970     1,201,531

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                      Shares        Value++
                                                      ------        -----
     Consumer Discretionary -- (Continued)
         Marston's P.L.C.........................  2,051,544   $  3,721,151
        *Mecom Group P.L.C.......................    143,203        745,750
         Millennium & Copthorne Hotels P.L.C.....    648,983      5,739,578
        *Mitchells & Butlers P.L.C...............    934,202      5,148,271
         Mothercare P.L.C........................    342,220      2,404,518
         N Brown Group P.L.C.....................    862,304      4,376,052
         Pace P.L.C..............................    834,489      2,244,940
        *Pendragon P.L.C.........................  2,428,575        956,601
         Persimmon P.L.C.........................  1,099,320      8,892,926
         Pinewood Shepperton P.L.C...............    182,105        642,430
        *Punch Taverns P.L.C.....................  2,239,666      2,946,495
         Rank Group P.L.C........................    971,863      2,449,867
        *Redrow P.L.C............................    800,514      1,752,858
         Restaurant Group P.L.C..................    780,418      4,378,060
         Rightmove P.L.C.........................    328,188      5,818,956
         Smiths News P.L.C.......................    705,619      1,189,820
        *Sportech P.L.C..........................    329,794        242,018
        *Sports Direct International P.L.C.......    590,332      1,987,634
         St. Ives Group P.L.C....................    436,379        737,481
        *Stylo P.L.C.............................     64,096          5,085
        *Tandem Group P.L.C. Non-Voting Shares...    327,365             --
        *Taylor Wimpey P.L.C.....................  9,730,738      6,358,838
         Ted Baker P.L.C.........................    149,926      1,814,611
         Thomas Cook Group P.L.C.................  3,007,335      8,628,710
         Topps Tiles P.L.C.......................    810,881        987,823
        *Trinity Mirror P.L.C....................    820,253        665,225
         TUI Travel P.L.C........................      9,827         39,409
         United Business Media P.L.C.............    917,439      9,278,061
         UTV Media P.L.C.........................    221,740        511,115
         Vitec Group P.L.C. (The)................    160,303      1,650,521
        *Wagon P.L.C.............................    237,979          4,969
         WH Smith P.LC...........................    620,413      4,886,835
         Whitbread P.L.C.........................    103,235      2,902,278
         William Hill P.L.C......................  2,714,131     10,146,570
         Wilmington Group P.L.C..................    346,234        869,454
       #*Yell Group P.L.C........................  6,166,762        734,718
                                                               ------------
     Total Consumer Discretionary................               270,774,554
                                                               ------------

     Consumer Staples -- (4.1%)
         A.G. Barr P.L.C.........................    129,266      2,980,316
         Anglo-Eastern Plantations P.L.C.........    108,153      1,397,861
        *Booker Group P.L.C......................    678,982        682,822
         Britvic P.L.C...........................    878,226      6,014,520
         Cranswick P.L.C.........................    190,200      2,398,510
         Dairy Crest Group P.L.C.................    552,590      3,709,759
         Devro P.L.C.............................    646,738      3,093,321
        *European Home Retail P.L.C..............    109,256             --
         Fiberweb P.L.C..........................    432,639        542,056
         Greggs P.L.C............................    422,420      3,636,584
         McBride P.L.C...........................    832,651      1,862,824
        *McBride P.L.C. Redeemable Shares........ 16,653,020         27,816
         Northern Foods P.L.C....................  1,842,840      2,239,341
        *Premier Foods P.L.C.....................  7,787,743      4,187,161
         PZ Cussons P.L.C........................  1,287,639      7,053,654
         R.E.A. Holdings P.L.C...................     49,233        647,401
         Robert Wiseman Dairies P.L.C............    221,312      1,167,206
         Tate & Lyle P.L.C.......................  1,074,000     10,673,726
         Thorntons P.L.C.........................    313,060        425,578
         Young & Co.'s Brewery P.L.C.............     40,000        319,369
         Young & Co.'s Brewery P.L.C. Series A...     20,936        217,879
                                                               ------------
     Total Consumer Staples......................                53,277,704
                                                               ------------

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                      Shares       Value++
                                                      ------       -----
     Energy -- (5.3%).............................
        *Afren P.L.C.............................. 3,590,716   $ 9,617,903
         Anglo Pacific Group P.L.C................   449,037     2,375,731
        *EnQuest P.L.C............................ 1,857,974     4,338,339
        *Exillon Energy P.L.C.....................    11,063        86,627
        *Fortune Oil P.L.C........................ 6,170,225     1,380,252
        *Hardy Oil & Gas P.L.C....................    49,802       184,695
        #Heritage Oil P.L.C.......................   556,931     2,328,243
         Hunting P.L.C............................   462,895     6,266,643
         James Fisher & Sons P.L.C................   171,886     1,583,188
         JKX Oil & Gas P.L.C......................   456,676     2,343,207
         John Wood Group P.L.C.................... 1,071,070    12,427,861
         Lamprell P.L.C...........................   157,534       978,135
         Melrose Resources P.L.C..................   336,039     1,558,541
        *Premier Oil P.L.C........................   422,955    14,215,573
        *Salamander Energy P.L.C..................   536,295     2,707,049
        *Soco International P.L.C.................   892,380     5,797,004
        *UK Coal P.L.C............................   983,835       665,864
                                                               -----------
     Total Energy.................................              68,854,855
                                                               -----------

     Financials -- (12.9%)
         Aberdeen Asset Management P.L.C.......... 2,716,498    10,379,884
         Amlin P.L.C.............................. 1,777,720    12,434,118
         Arbuthnot Banking Group P.L.C............    67,329       438,802
         Ashmore Group P.L.C......................   867,749     5,421,781
        *BCB Holdings, Ltd........................     5,979         7,425
         Beazley P.L.C............................ 1,965,289     4,311,493
         Brewin Dolphin Holdings P.L.C............   926,221     2,671,048
        *Capital & Regional P.L.C.................   903,177       583,478
         Catlin Group, Ltd. P.L.C................. 1,334,735     8,825,564
         Charles Stanley Group P.L.C..............   126,349       657,209
         Charles Taylor Consulting P.L.C..........   139,215       349,739
        *Chaucer Holdings P.L.C...................   778,423       718,134
         Chesnara P.L.C...........................   258,774     1,099,448
         Close Brothers Group P.L.C...............   561,047     7,611,219
         Collins Stewart P.L.C....................   409,613       579,332
         Daejan Holdings P.L.C....................    33,135     1,497,247
         Development Securities P.L.C.............   460,015     1,669,252
        *DTZ Holdings P.L.C.......................   224,770        97,793
         Evolution Group P.L.C.................... 1,028,900     1,229,096
         F&C Asset Management P.L.C............... 1,678,250     2,234,016
         Hansard Global P.L.C.....................     4,765        13,541
        *Hardy Underwriting Group P.L.C...........   161,307       766,114
         Hargreaves Lansdown P.L.C................   528,509     5,693,982
         Helical Bar P.L.C........................   373,868     1,633,216
        #Henderson Group P.L.C.................... 3,124,354     8,488,434
         Hiscox, Ltd. P.L.C....................... 1,517,006    10,469,923
         IG Group Holdings P.L.C.................. 1,317,769    10,309,471
        *Industrial & Commercial Holdings P.L.C...     5,000           125
         Intermediate Capital Group P.L.C......... 1,119,014     6,188,409
         International Personal Finance P.L.C.....   930,623     5,733,131
        *IP Group P.L.C...........................   311,655       267,758
         Jardine Lloyd Thompson Group P.L.C.......   638,821     7,533,122
         Lancashire Holdings, Ltd. P.L.C..........   505,665     5,465,241
        *Liontrust Asset Management P.L.C.........   129,935       178,184
        #London Stock Exchange Group P.L.C........   544,693     7,950,486
         LSL Property Services P.L.C..............   134,125       648,381
        *MWB Group Holdings P.L.C.................   379,622       262,040
         Novae Group P.L.C........................   210,426     1,335,781
         Provident Financial P.L.C................   501,557     8,453,996
        *Puma Brandenburg, Ltd. Capital Shares.... 1,193,004        79,516
        *Puma Brandenburg, Ltd. Income Shares..... 1,193,004        35,340

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                     Shares        Value++
                                                     ------        -----
      Financials -- (Continued)..................
         *Quintain Estates & Development P.L.C...   764,929   $    595,280
          Rathbone Brothers P.L.C................   169,613      3,305,522
         *Rutland Trust P.L.C....................    85,288             --
          S&U P.L.C..............................    21,140        250,499
         *Safestore Holdings P.L.C...............    29,014         74,829
          Savills P.L.C..........................   543,867      3,645,758
          Shore Capital Group, Ltd. P.L.C........ 1,193,004        601,244
          St. James's Place P.L.C................   774,278      4,593,662
          St. Modwen Properties P.L.C............   630,419      1,792,414
          Tullett Prebon P.L.C...................   816,518      5,754,251
         *Unite Group P.L.C......................   275,387        990,110
                                                              ------------
      Total Financials...........................              165,925,838
                                                              ------------

      Health Care -- (1.6%)......................
        #*Alizyme P.L.C..........................   660,805         44,151
         *Assura Group, Ltd. P.L.C...............    55,610         43,676
         *Axis-Shield P.L.C......................   234,766      1,220,775
          Bioquell P.L.C.........................    90,893        174,921
         *BTG P.L.C.............................. 1,006,354      4,186,372
          Consort Medical P.L.C..................   116,271      1,108,661
          Corin Group P.L.C......................   126,637        122,564
          Dechra Pharmaceuticals P.L.C...........   230,349      1,848,834
          Genus P.L.C............................   171,521      2,863,189
          Hikma Pharmaceuticals P.L.C............   499,036      6,557,987
         *Optos P.L.C............................     1,516          4,416
         *Oxford Biomedica P.L.C................. 2,594,829        248,687
         *Renovo Group P.L.C.....................    95,255         25,099
         *Southern Cross Healthcare P.L.C........   191,826         34,533
          Synergy Health P.L.C...................    64,104        906,367
         *Vectura Group P.L.C.................... 1,331,837      1,485,180
                                                              ------------
      Total Health Care..........................               20,875,412
                                                              ------------

      Industrials -- (30.7%).....................
         *AEA Technology Group P.L.C.............   539,970         42,391
         #Air Partner P.L.C......................    37,086        320,252
          Alumasc Group P.L.C....................   124,366        342,068
          Ashtead Group P.L.C.................... 2,124,586      7,193,091
         *Autologic Holdings P.L.C...............    80,000         30,734
         *Avis Europe P.L.C......................    59,960        194,646
          Babcock International Group P.L.C...... 1,312,221     14,056,564
          Balfour Beatty P.L.C................... 2,529,020     13,887,921
          BBA Aviation P.L.C..................... 1,697,310      6,170,053
          Berendsen P.L.C........................   709,591      6,169,911
          Bodycote P.L.C.........................   745,786      4,858,875
          Braemar Shipping Services P.L.C........    81,108        685,868
          Brammer P.L.C..........................   185,817        902,667
          Bunzl P.L.C............................   178,435      2,221,750
          Camellia P.L.C.........................     2,437        389,774
          Carillion P.L.C........................ 1,610,191     10,568,104
          Carr's Milling Industries P.L.C........    35,330        430,748
          Castings P.L.C.........................   162,757        781,375
          Charter International P.L.C............   654,213      8,992,285
          Chemring Group P.L.C...................   686,050      7,695,140
         *Clarkson P.L.C.........................    64,187      1,354,130
          Communisis P.L.C.......................   561,133        301,816
         #Connaught P.L.C........................   319,006         88,719
         *Cookson Group P.L.C.................... 1,062,056     12,741,552
          Costain Group P.L.C....................   139,449        526,830
          De La Rue P.L.C........................   387,017      5,144,034
         *easyJet P.L.C..........................   690,633      4,029,926
         *Eleco P.L.C............................    80,000         24,387

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                     Shares       Value++
                                                     ------       -----
      Industrials -- (Continued).................
          Fenner P.L.C...........................   715,591   $ 4,656,893
          Firstgroup P.L.C....................... 1,710,421     9,294,198
          Forth Ports P.L.C......................   184,907     5,012,166
          Galliford Try P.L.C....................   201,479     1,395,552
          Go-Ahead Group P.L.C...................   173,516     4,105,940
          Hampson Industries P.L.C...............   712,146       313,759
         *Hansen Transmissions International NV..   207,179       171,951
          Hays P.L.C............................. 5,207,030    10,371,657
        #*Helphire P.L.C......................... 1,050,597       235,576
          Hogg Robinson Group P.L.C..............   104,975       103,321
          Homeserve P.L.C........................ 1,162,452     9,497,191
          Hyder Consulting P.L.C.................   171,164     1,040,161
          IMI P.L.C.............................. 1,144,362    20,942,717
         *Impellam Group P.L.C...................    35,258       197,579
          Interserve P.L.C.......................   529,664     2,489,926
          Intertek Group P.L.C...................   518,306    18,412,693
          Invensys P.L.C.........................   486,722     2,771,294
          ITE Group P.L.C........................ 1,059,501     4,573,981
          Keller Group P.L.C.....................   276,404     3,045,918
          Kier Group P.L.C.......................   152,839     3,404,549
          Latchways P.L.C........................    41,288       748,256
          Lavendon Group P.L.C...................   484,732       791,396
          Lincat Group P.L.C.....................    14,452       246,809
          Low & Bonar P.L.C......................   771,042       791,903
          Management Consulting Group P.L.C...... 1,150,534       706,957
         *Mears Group P.L.C......................   113,186       456,277
          Meggitt P.L.C.......................... 2,465,596    14,834,737
          Melrose P.L.C.......................... 1,897,545    11,243,800
          Michael Page International P.L.C....... 1,310,832    12,132,598
          Mitie Group P.L.C...................... 1,286,774     4,556,461
         *MJ Gleeson Group P.L.C.................   195,875       361,475
          Morgan Crucible Co. P.L.C.............. 1,252,304     6,508,051
          Morgan Sindall P.L.C...................   169,608     1,967,199
          Mouchel Group P.L.C....................   469,006       608,251
         *National Express Group P.L.C........... 1,655,678     7,289,566
         *Northgate P.L.C........................   402,417     2,300,433
          PayPoint P.L.C.........................    89,092       699,136
          PV Crystalox Solar P.L.C...............   939,252       847,882
         *Qinetiq P.L.C.......................... 2,334,802     4,727,556
          Regus P.L.C............................ 3,337,697     6,259,174
         *Rentokil Initial P.L.C................. 4,273,107     6,750,382
          Ricardo P.L.C..........................   217,815     1,332,279
         *Richmond Oil & Gas P.L.C...............   220,000            --
          Robert Walters P.L.C...................   387,999     1,989,320
          ROK P.L.C..............................   723,316            --
          Rotork P.L.C...........................   366,679    10,536,732
          RPS Group P.L.C........................   836,994     3,200,297
          Senior P.L.C........................... 1,762,689     4,503,745
          Severfield-Rowen P.L.C.................   371,550     1,531,170
          Shanks Group P.L.C..................... 1,786,148     3,599,638
         *SIG P.L.C.............................. 2,032,159     4,771,242
          Smart (J) & Co. (Contractors) P.L.C....    22,500       155,550
          Speedy Hire P.L.C......................   710,545       371,457
          Spirax-Sarco Engineering P.L.C.........   319,520    10,742,876
          Stagecoach Group P.L.C................. 2,035,130     8,401,445
          Sthree P.L.C...........................   323,341     2,369,435
          T Clarke P.L.C.........................   148,717       244,901
          Tarsus Group P.L.C.....................   212,372       589,099
          Travis Perkins P.L.C...................   881,638    15,879,591
          Tribal Group P.L.C.....................   132,810       103,130
         *Trifast P.L.C..........................   359,985       296,359

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                     Shares        Value++
                                                     ------        -----
      Industrials -- (Continued).................
          UK Mail Group P.L.C....................   197,261   $    870,274
          Ultra Electronics Holdings P.L.C.......   283,178      8,176,431
          Umeco P.L.C............................   196,406      1,591,811
         *Volex Group P.L.C......................   229,354      1,207,974
          Vp P.L.C...............................   167,297        673,389
          Weir Group P.L.C. (The)................    90,690      2,921,009
          Wincanton P.L.C........................   479,763        846,058
          WS Atkins P.L.C........................   501,683      6,540,174
          WSP Group P.L.C........................   276,589      1,656,526
          XP Power, Ltd. P.L.C...................    73,546      2,079,613
                                                              ------------
      Total Industrials..........................              394,192,457
                                                              ------------

      Information Technology -- (10.9%)..........
          Acal P.L.C.............................   104,729        576,615
          Alphameric P.L.C.......................   127,141         48,973
         *Alterian P.L.C.........................   179,139        345,301
          Anite P.L.C............................ 1,166,924      1,253,127
          Aveva Group P.L.C......................   289,692      7,757,522
          Computacenter P.L.C....................   446,179      3,430,840
         *CSR P.L.C..............................   683,977      4,279,979
          Dialight P.L.C.........................   111,362      1,452,986
          Diploma P.L.C..........................   482,456      2,975,018
          Domino Printing Sciences P.L.C.........   455,803      5,125,838
         *E2V Technologies P.L.C.................   252,397        567,688
          Electrocomponents P.L.C................ 1,679,546      7,817,890
          Fidessa Group P.L.C....................   137,261      4,044,292
          Halma P.L.C............................ 1,541,075      9,624,609
         *Imagination Technologies Group P.L.C...   936,573      7,839,064
         *Innovation Group P.L.C................. 3,208,091        927,029
          Kewill P.L.C...........................   368,863        647,452
         *Kofax P.L.C............................   317,667      2,506,636
          Laird P.L.C............................   915,289      2,156,267
          Logica P.L.C........................... 6,203,909     14,055,074
          Micro Focus International P.L.C........   568,939      3,471,884
         *Misys P.L.C............................ 1,604,251      8,461,615
         *Moneysupermarket.com Group P.L.C.......   178,107        279,920
          Oxford Instruments P.L.C...............   193,856      2,416,036
         *Phoenix IT Group, Ltd. P.L.C...........   202,786        726,867
          Premier Farnell P.L.C.................. 1,467,203      7,001,251
          Psion P.L.C............................   500,223        848,778
          Renishaw P.L.C.........................   188,423      5,568,051
          RM P.L.C...............................   363,499        898,437
         *SDL P.L.C..............................   338,168      3,656,492
          Spectris P.L.C.........................   515,234     12,767,765
          Spirent Communications P.L.C........... 2,622,105      6,395,940
         *Telecity Group P.L.C...................   514,451      4,528,171
          TT electronics P.L.C...................   635,179      1,899,947
         #Vislink P.L.C..........................   274,226         87,863
         *Wolfson Microelectronics P.L.C.........   504,759      2,007,248
          Xaar P.L.C.............................   251,590      1,015,080
         *Xchanging P.L.C........................   677,924        907,302
                                                              ------------
      Total Information Technology...............              140,370,847
                                                              ------------

      Materials -- (7.0%)........................
          British Polythene Industries P.L.C.....   102,332        495,162
          Carclo P.L.C...........................   214,230      1,079,751
         *Centamin Egypt, Ltd.................... 1,303,673      2,847,206
        #*Central Rand Gold, Ltd. P.L.C..........   388,384          7,964
          Croda International P.L.C..............   514,684     16,171,143
          DS Smith P.L.C......................... 1,591,931      5,770,208
          Elementis P.L.C........................ 1,966,934      5,425,804

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                                    Shares
                                                                                                                    ------
Materials -- (Continued).......................................................................................
    Ferrexpo P.L.C.............................................................................................    888,830
    Filtrona P.L.C.............................................................................................    753,961
   *Gem Diamonds, Ltd..........................................................................................    424,075
    Hill & Smith Holdings P.L.C................................................................................    275,101
    Hochschild Mining P.L.C....................................................................................    592,623
   *International Ferro Metals, Ltd............................................................................    159,161
   *Inveresk P.L.C.............................................................................................    125,000
    Marshalls P.L.C............................................................................................    715,587
    Mondi P.L.C................................................................................................  1,078,021
   *Namakwa Diamonds, Ltd......................................................................................      6,057
    Petropavlovsk P.L.C........................................................................................    494,599
    Porvair P.L.C..............................................................................................    146,460
    RPC Group P.L.C............................................................................................    622,691
  #*Talvivaara Mining Co. P.L.C................................................................................    180,754
    Victrex P.L.C..............................................................................................    340,523
    Yule Catto & Co. P.L.C.....................................................................................    721,863
    Zotefoams P.L.C............................................................................................     96,852

Total Materials................................................................................................


Real Estate Investment Trusts -- (0.0%)........................................................................
   *Capital & Counties Properties PLC..........................................................................    142,927


Telecommunication Services -- (1.8%)...........................................................................
    Cable & Wireless Communications P.L.C......................................................................  8,706,366
    Cable & Wireless Worldwide P.L.C...........................................................................  5,850,381
   *Colt Group SA..............................................................................................  1,287,437
    Kcom Group P.L.C...........................................................................................  2,643,350
    TalkTalk Telecom Group P.L.C...............................................................................  1,483,185
    Telecom Plus P.L.C.........................................................................................    265,603

Total Telecommunication Services...............................................................................


Utilities -- (2.9%)............................................................................................
    Dee Valley Group P.L.C.....................................................................................     12,109
   *Drax Group P.L.C...........................................................................................  1,388,611
    Northumbrian Water Group P.L.C.............................................................................  1,966,497
    Pennon Group P.L.C.........................................................................................  1,351,544

Total Utilities................................................................................................

TOTAL COMMON STOCKS............................................................................................

PREFERRED STOCKS -- (0.0%).....................................................................................
Consumer Staples -- (0.0%).....................................................................................
    REA Holdings P.L.C.........................................................................................      2,461

RIGHTS/WARRANTS -- (0.0%)......................................................................................
   *Management Consulting Group P.L.C. Warrants 12/31/11.......................................................     52,718
   *SFI Holdings, Ltd. Litigation Certificate..................................................................     26,713
   *Ultraframe P.L.C. Litigation Notes.........................................................................    319,285

TOTAL RIGHTS/WARRANTS..........................................................................................


                                                                                                                      Face
                                                                                                                    Amount
                                                                                                                    ------
                                                                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)...........................................................................
    Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $775,000 FNMA 2.24%,
     07/06/15, valued at $794,375) to be repurchased at $780,021 .............................................. $      780

                                                                                                                       Value++
                                                                                                                       -----
Materials -- (Continued).......................................................................................
    Ferrexpo P.L.C............................................................................................. $    7,448,073
    Filtrona P.L.C.............................................................................................      4,337,838
   *Gem Diamonds, Ltd..........................................................................................      2,039,377
    Hill & Smith Holdings P.L.C................................................................................      1,545,145
    Hochschild Mining P.L.C....................................................................................      6,083,469
   *International Ferro Metals, Ltd............................................................................         64,269
   *Inveresk P.L.C.............................................................................................          3,445
    Marshalls P.L.C............................................................................................      1,453,725
    Mondi P.L.C................................................................................................     10,714,345
   *Namakwa Diamonds, Ltd......................................................................................          5,152
    Petropavlovsk P.L.C........................................................................................      7,411,150
    Porvair P.L.C..............................................................................................        273,834
    RPC Group P.L.C............................................................................................      3,485,026
  #*Talvivaara Mining Co. P.L.C................................................................................      1,608,503
    Victrex P.L.C..............................................................................................      8,369,179
    Yule Catto & Co. P.L.C.....................................................................................      2,628,097
    Zotefoams P.L.C............................................................................................        244,377
                                                                                                                --------------
Total Materials................................................................................................     89,512,242
                                                                                                                --------------

Real Estate Investment Trusts -- (0.0%)........................................................................
   *Capital & Counties Properties PLC..........................................................................        402,049
                                                                                                                --------------

Telecommunication Services -- (1.8%)...........................................................................
    Cable & Wireless Communications P.L.C......................................................................      6,760,961
    Cable & Wireless Worldwide P.L.C...........................................................................      4,707,462
   *Colt Group SA..............................................................................................      3,238,803
    Kcom Group P.L.C...........................................................................................      2,724,861
    TalkTalk Telecom Group P.L.C...............................................................................      3,446,859
    Telecom Plus P.L.C.........................................................................................      2,161,276
                                                                                                                --------------
Total Telecommunication Services...............................................................................     23,040,222
                                                                                                                --------------

Utilities -- (2.9%)............................................................................................
    Dee Valley Group P.L.C.....................................................................................        237,494
   *Drax Group P.L.C...........................................................................................     10,227,374
    Northumbrian Water Group P.L.C.............................................................................     11,537,216
    Pennon Group P.L.C.........................................................................................     14,929,895
                                                                                                                --------------
Total Utilities................................................................................................     36,931,979
                                                                                                                --------------
TOTAL COMMON STOCKS............................................................................................  1,264,158,159
                                                                                                                --------------
PREFERRED STOCKS -- (0.0%).....................................................................................
Consumer Staples -- (0.0%).....................................................................................
    REA Holdings P.L.C.........................................................................................          4,548
                                                                                                                --------------
RIGHTS/WARRANTS -- (0.0%)......................................................................................
   *Management Consulting Group P.L.C. Warrants 12/31/11.......................................................         12,988
   *SFI Holdings, Ltd. Litigation Certificate..................................................................             --
   *Ultraframe P.L.C. Litigation Notes.........................................................................             --
                                                                                                                --------------
TOTAL RIGHTS/WARRANTS..........................................................................................         12,988
                                                                                                                --------------


                                                                                                                        Value+
                                                                                                                        -----

TEMPORARY CASH INVESTMENTS -- (0.1%)...........................................................................
    Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $775,000 FNMA 2.24%,
     07/06/15, valued at $794,375) to be repurchased at $780,021 ..............................................        780,000
                                                                                                                --------------

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                                 Shares/
                                                                                                                    Face
                                                                                                                  Amount
                                                                                                                  ------
                                                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (1.6%).....................................................................
(S)@ DFA Short Term Investment Fund.........................................................................  20,248,051
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by $48,926,610
     FNMA 2.063%(r), 06/01/35, valued at $128,343)## to be repurchased at $125,826.......................... $       126

TOTAL SECURITIES LENDING COLLATERAL.........................................................................

TOTAL INVESTMENTS -- (100.0%)...............................................................................
    (Cost $1,032,781,538)...................................................................................



                                                                                                                     Value+
                                                                                                                     -----

SECURITIES LENDING COLLATERAL -- (1.6%).....................................................................
(S)@ DFA Short Term Investment Fund......................................................................... $   20,248,051
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by $48,926,610
     FNMA 2.063%(r), 06/01/35, valued at $128,343)## to be repurchased at $125,826..........................        125,826
                                                                                                             --------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................................     20,373,877
                                                                                                             --------------
TOTAL INVESTMENTS -- (100.0%)...............................................................................
    (Cost $1,032,781,538)................................................................................... $1,285,329,572
                                                                                                             ==============

                     THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                           Shares       Value++
                                                           ------       -----
COMMON STOCKS -- (82.6%).................................
AUSTRIA -- (2.1%)........................................
  #Agrana Beteiligungs AG................................  17,197   $ 1,913,602
    Andritz AG........................................... 108,026    11,156,772
   *A-TEC Industries AG..................................  21,828        64,005
  #Atrium European Real Estate, Ltd...................... 148,793     1,017,621
    Austria Email AG.....................................     715         9,819
   *Austria Technologie & Systemtechnik AG...............  34,023       748,076
    BKS Bank AG..........................................   3,120        84,666
    BWT AG...............................................  29,870       901,496
  #*CA Immobilien Anlagen AG.............................  56,829     1,118,738
   *EAG-Beteiligungs AG..................................   1,650         5,414
  #EVN AG................................................  61,695     1,183,150
  #Flughafen Wien AG.....................................  42,954     2,704,073
   *Frauenthal Holding AG................................  12,084       235,610
  #*Intercell AG......................................... 104,732       947,555
    Josef Manner & Co. AG................................     870        61,260
  #Kapsch TrafficCom AG..................................  10,285       974,438
  #Lenzing AG............................................  32,907     4,284,368
  #Mayr-Melnhof Karton AG................................  32,872     3,993,332
    Oberbank AG..........................................  37,973     2,544,428
  #Oesterreichischen Post AG............................. 105,958     3,834,109
   *Palfinger AG.........................................  48,572     2,013,355
   *Polytec Holding AG...................................  14,364       172,472
   *RHI AG...............................................  98,844     3,528,995
    Rosenbauer International AG..........................  12,941       786,675
   *S&T System Integration & Technology Distribution AG..   6,318        27,613
  #Schoeller-Bleckmann Oilfield Equipment AG.............  35,247     3,567,538
  #Semperit Holding AG...................................  26,551     1,552,962
   *Sparkassen Immobilien AG.............................  69,833       532,285
    Strabag SE........................................... 101,540     3,410,151
    UBM Realitaetenentwicklung AG........................   1,440        62,386
  #Uniqa Versicherungen AG............................... 184,842     4,199,113
  #*Warimpex Finanz und Beteiligungs AG..................  10,047        39,582
   *Wienerberger AG...................................... 287,617     6,150,315
    Wolford AG...........................................  11,252       450,580
    Zumtobel AG..........................................  85,416     3,098,576
                                                                    -----------
TOTAL AUSTRIA............................................            67,375,130
                                                                    -----------

BELGIUM -- (2.8%)........................................
   *Ablynx NV............................................  19,271       227,606
    Ackermans & van Haaren NV............................  87,214     9,123,574
   *Agfa-Gevaert NV...................................... 491,805     2,191,785
   *Arseus NV............................................  28,572       523,489
   *Atenor Group NV......................................   1,679        86,355
    Banque Nationale de Belgique SA......................     952     4,937,366
  #*Barco NV.............................................  55,666     4,862,861
    Bekaert SA...........................................  31,071     3,887,065
    Co.Br.Ha Societe Commerciale de Brasserie SA.........     115       287,009
    Compagnie d'Entreprises SA...........................  41,428     3,588,496
   *Compagnie du Bois Sauvage SA.........................      87            17
    Compagnie Immobiliere de Belgique SA.................  10,535       494,499
    Compagnie Maritime Belge SA..........................  64,746     2,027,088
  #*Deceuninck NV........................................ 268,523       803,751
   *Devgen NV............................................  10,607       108,718
    D'ieteren SA......................................... 129,060     9,373,552
  #Duvel Moorgat SA......................................   8,799       977,061
    Econocom Group SA....................................  65,485     1,545,870
    Elia System Operator SA NV........................... 124,286     5,512,034
    Euronav SA...........................................  86,554     1,453,700

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           Shares       Value++
                                                           ------       -----
BELGIUM -- (Continued)...................................
    EVS Broadcast Equipment SA...........................  19,017   $ 1,302,723
    Exmar NV............................................. 132,340     1,325,276
    Floridienne SA.......................................   2,033       424,541
   *Galapagos NV.........................................  40,988       606,512
    Gimv NV..............................................  13,874       919,588
    Hamon & Compagnie International SA...................   3,876       166,134
  #Henex SA..............................................   7,487       543,177
    Image Recognition Integrated Systems (I.R.I.S.) SA...   6,284       341,916
   *Ion Beam Applications SA.............................  79,751       941,709
    Jensen-Group NV......................................  12,030       186,645
    Kinepolis Group NV...................................   6,525       559,016
    Lotus Bakeries NV....................................   1,361       818,403
    Melexis NV...........................................  93,665     1,792,031
  #Nyrstar NV............................................ 432,368     5,970,765
  #Omega Pharma SA.......................................  85,437     4,381,159
  #*Option NV............................................  61,536        47,317
   *Picanol NV...........................................  16,620       265,617
   *RealDolmen NV........................................   6,066       140,160
    Recticel SA..........................................  57,329       637,168
  #Resilux SA............................................   4,095       386,375
    Rosier SA............................................     655       306,754
   *Roularta Media Group NV..............................   7,146       261,672
   *SAPEC SA.............................................   3,531       266,552
  #Sioen Industries NV...................................  52,140       564,570
    Sipef NV.............................................  25,469     2,679,796
   *Softimat SA..........................................  26,232       214,752
   *Spector Photo Group SA...............................   8,349        10,031
   *Telenet Group Holding NV............................. 148,890     7,401,292
    Ter Beke NV..........................................   2,281       202,574
    Tessenderlo Chemie NV................................  99,633     3,964,390
  #*ThromboGenics NV.....................................  44,229     1,377,019
   *TiGenix NV...........................................  22,164        46,705
  #Van de Velde NV.......................................  27,539     1,665,734
    VPK Packaging Group SA...............................  12,084       537,390
                                                                    -----------
TOTAL BELGIUM............................................            93,267,359
                                                                    -----------

DENMARK -- (2.3%)........................................
   *Aarhus Lokalbank A.S.................................   7,872        24,650
   *Aktieselskabet Skjern Bank A.S.......................   3,276        86,329
  #*Alk-Abello A.S.......................................  21,958     1,334,301
   *Alm. Brand A.S....................................... 275,600       617,840
   *Amagerbanken A.S..................................... 647,900            --
    Ambu A.S.............................................  22,373       637,594
    Arkil Holdings A.S. Series B.........................     780        84,414
  #Auriga Industries A.S. Series B.......................  57,315     1,093,031
  #*Bang & Olufsen Holdings A.S.......................... 117,896     1,846,948
  #*Bavarian Nordic A.S..................................  33,316       766,850
   *BoConcept Holding A.S................................   5,650       190,392
    Brodrene Hartmann A.S. Series B......................  11,730       187,599
   *Brondbyernes IF Fodbold A.S. Series B................  15,300        69,692
    D/S Norden A.S.......................................  86,486     3,099,394
   *Dalhoff, Larson & Horneman A.S. Series B.............  34,372        87,475
   *Dantherm Holding A.S.................................   3,947        14,283
   *DFDS A.S.............................................  12,001     1,033,216
   *DiBa Bank A.S........................................   2,300        27,080
   *Djursland Bank A.S...................................   8,970       304,934
  #East Asiatic Co., Ltd. A.S............................  55,571     1,847,648
    F.E. Bording A.S.....................................     600        49,989
   *Fionia Holding A.S...................................  17,880            --
    Fluegger A.S. Series B...............................   4,198       364,582
  #*Genmab A.S........................................... 128,987     1,392,559

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                  Shares       Value++
                                                  ------       -----
          DENMARK -- (Continued)................
              GN Store Nord A.S................. 760,608   $ 7,542,781
             *GPV Industi A.S...................   2,200        13,108
            #*Greentech Energy Systems A.S...... 166,934       623,213
              Gronlandsbanken A.S...............     768        68,004
            *H&H International A.S. Series B....  17,280       207,666
              Harboes Bryggeri A.S..............  12,252       309,222
             #Hojgaard Holding A.S. Series B....   2,750        87,386
             #IC Companys A.S...................  35,278     1,590,670
            *Incentive A.S......................   3,575        13,135
              Jeudan A.S........................   4,620       392,735
            *Jyske Bank A.S.....................  87,656     4,356,536
              Lan & Spar Bank A.S...............   5,150       281,275
            *Lastas A.S.. Series B..............  10,870        81,716
              Lollands Bank A.S.................     310        10,585
            #*Mols-Linien A.S...................  27,490       108,137
            #*NeuroSearch A.S...................  79,539       836,176
             #NKT Holding A.S...................  89,760     5,527,296
              Nordjyske Bank A.S................  17,600       349,901
              Norresundby Bank A.S..............   7,350       248,752
              North Media A.S...................  36,665       319,014
            *Ostjydsk Bank A.S..................   2,554       149,464
            #*Parken Sport & Entertainment A.S..  32,936       694,648
              Per Aarsleff A.S. Series B........   5,975       532,211
              Ringkjoebing Landbobank A.S.......  15,986     2,223,345
              Roblon A.S. Series B..............     540        71,961
            #*Rockwool International A.S........   8,151     1,076,694
            #*Royal Unibrew A.S.................  33,535     2,474,652
            *Salling Bank A.S...................     430        28,082
              Satair A.S........................  10,477       803,343
              Schouw & Co. A.S..................  74,017     2,194,059
              SimCorp A.S.......................  17,973     3,265,222
            #*Sjaelso Gruppen A.S...............  78,110       145,792
            *SKAKO A.S..........................   1,577         8,771
              Solar Holdings A.S.. Series B.....  14,216     1,245,003
            *Spar Nord Bank A.S................. 119,700     1,202,880
            *Sparbank A.S.......................  10,930       158,181
            *Sparekassen Faaborg A.S............   1,972       229,234
              Sydbank A.S....................... 246,578     7,145,166
              Thrane & Thrane A.S...............  14,799       736,774
              Tivoli A.S........................     969       627,418
            #*TK Development A.S................ 150,872       698,700
            *Topdanmark A.S.....................  53,386     9,808,134
            *TopoTarget A.S..................... 378,484       180,832
            #*Torm A.S..........................  95,141       618,813
            *Vestjysk Bank A.S..................  27,295       288,103
                                                           -----------
          TOTAL DENMARK.........................            74,735,590
                                                           -----------

          FINLAND -- (5.4%).....................
             #Ahlstrom Oyj......................  18,740       495,394
              Aktia Oyj.........................   3,083        31,327
            *Aldata Solutions Oyj............... 194,535       145,638
              Alma Media Oyj.................... 277,852     3,238,661
            *Amanda Capital Oyj.................  67,120       183,120
              Amer Sports Oyj Series A.......... 383,243     6,283,160
              Aspo Oyj (5785498)................  68,141       755,414
            *Aspo Oyj (B65TT17).................   9,734       107,843
              Atria P.L.C.......................  13,181       156,592
              Bank of Aland P.L.C...............  17,663       451,180
              BasWare Oyj.......................  34,550     1,348,436
            *Biotie Therapies Corp. Oyj......... 610,387       616,604
              Cargotec Oyj Series B............. 122,921     6,902,449

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                Shares       Value++
                                                ------       -----
           FINLAND -- (Continued)
              #Citycon Oyj..................   135,887   $   644,135
              *Componenta Oyj...............    34,813       333,352
               Comptel P.L.C................   324,863       298,505
               Cramo Oyj....................   155,695     4,126,907
               Digia P.L.C..................    55,020       319,629
              *Efore Oyj....................   114,965       156,747
              *Elcoteq SE...................     3,041         5,721
              *Elektrobit Corp. Oyj.........     2,476         2,126
              #Elisa Oyj....................   319,775     7,697,953
              *Etteplan Oyj.................    62,600       318,319
              *Finnair Oyj..................   240,017     1,294,192
              *Finnlines Oyj................   124,906     1,444,569
              #Fiskars Oyj Abp Series A.....   181,663     4,492,056
              #F-Secure Oyj.................   463,536     1,777,956
              *GeoSentric Oyj...............   244,900         3,627
              *Glaston Oyj Abp..............   131,940       217,209
              #HKScan Oyj...................    84,706       845,422
             #*Huhtamaki Oyj................   362,987     5,076,480
               Ilkka-Yhtyma Oyj.............    61,034       715,004
              *KCI Konecranes Oyj...........   245,559    11,813,486
              #Kemira Oyj...................   328,961     6,014,192
              *Kesko Oyj....................   113,158     5,872,461
              *Laennen Tehtaat Oyj..........    18,920       479,106
               Lassila & Tikanoja Oyj.......   125,791     2,400,698
              *Lemminkainen Oyj.............    19,057       751,360
              *M-Real Oyj Series B.......... 1,549,706     7,325,800
               Neo Industrial Oyj...........    16,652       172,432
               Nordic Aluminium Oyj.........    10,440       490,572
               Okmetic Oyj..................    54,904       514,221
              #Olvi Oyj Series A............    62,708     1,689,645
              #Oriola-KD Oyj Series A.......     5,045        23,834
               Oriola-KD Oyj Series B.......   279,661     1,217,557
              *Orion Oyj Series A...........   114,451     2,836,569
             #*Orion Oyj Series B...........   300,219     7,464,607
              #Outokumpu Oyj................   381,565     6,356,496
               Outotec Oyj..................    79,950     5,070,214
               PKC Group Oyj................    51,921     1,241,633
               Pohjola Bank P.L.C...........   372,375     5,526,217
               Ponsse Oyj...................    25,336       415,141
              #Poyry Oyj....................   187,165     3,187,497
               Raisio P.L.C.................   490,304     1,874,174
              *Ramirent Oyj.................   314,761     5,363,628
               Rapala VMC Oyj...............   113,258     1,137,969
              #Rautaruukki Oyj Series K.....   302,139     7,839,900
              *Raute Oyj Series A...........    10,390       164,070
              #Ruukki Group Oyj.............   603,623     1,520,891
              #Sanoma Oyj...................   260,253     5,409,483
               Scanfil Oyj..................   123,479       510,024
               SRV Group P.L.C..............     7,277        74,703
               Stockmann Oyj Abp Series A...    43,914     1,598,737
              #Stockmann Oyj Abp Series B...   107,109     3,281,236
               Technopolis Oyj..............    56,562       302,322
              *Tecnomen Lifetree Oyj........     2,061         1,343
              #Teleste Oyj..................    53,559       332,402
               Tieto Oyj....................   291,983     5,385,160
             #*Tikkurila Oyj................    62,217     1,482,569
               Tulikivi Oyj.................    79,440       138,664
               Turkistuottajat Oyj..........     8,490       200,997
              #Uponor Oyj Series A..........   217,678     4,243,963
               Vacon Oyj....................    45,190     3,128,128
               Vaisala Oyj Series A.........    39,132     1,319,419

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                              Shares        Value++
                                                              ------        -----
FINLAND -- (Continued)
   *Viking Line Abp.........................................  10,400   $    430,762
    Yit Oyj................................................. 279,388      8,381,707
                                                                       ------------
TOTAL FINLAND...............................................            175,471,716
                                                                       ------------

FRANCE -- (10.5%)
   *ABC Arbitrage SA........................................  13,907        153,225
   #Akka Technologies SA....................................   6,655        224,136
    Ales Groupe SA..........................................  32,239        674,388
   *Altamir Amboise SA......................................  39,261        482,784
    ALTEN SA................................................  68,354      2,804,409
  #*Altran Technologies SA.................................. 362,083      2,857,864
   #April Group SA..........................................  74,171      2,387,884
  #*Archos SA...............................................  18,355        251,057
    Arkema SA............................................... 199,362     20,763,577
    Assystem SA.............................................  55,571      1,456,201
   *Atari SA................................................  14,902         63,304
   *Atos Origin SA.......................................... 143,571      8,845,870
    Aubay SA................................................  10,285        104,892
    Audika SA...............................................  21,251        635,566
  #*Aurea SA................................................   3,551         47,537
   *Avanquest Software SA...................................   5,228         22,079
   *Baccarat SA.............................................   1,090        231,585
    Banque Tarneaud SA......................................   1,430        262,615
    Beneteau SA............................................. 179,820      3,856,004
    Bigben Interactive SA...................................   8,718        119,403
    Boiron SA...............................................  28,682      1,276,476
    Boizel Chanoine Champagne SA............................   6,606        589,058
    Bonduelle SCA...........................................  13,650      1,381,789
    Bongrain SA.............................................  15,028      1,468,996
   #Bourbon SA.............................................. 165,882      7,862,031
   *Boursorama SA...........................................  30,294        400,272
  #*Bull SA................................................. 309,488      2,059,780
    Burelle SA..............................................   3,894      1,233,662
    Cafom SA................................................   5,092         91,253
    Canal Plus SA........................................... 306,742      2,506,773
    CBo Territoria SA.......................................  28,320        170,736
   *Cegedim SA..............................................  16,591      1,045,225
    CEGID Group SA..........................................   3,517        120,807
   *CFAO SA.................................................  23,353        939,148
   *Cie Generale de Geophysique - Veritas SA................ 178,317      6,281,737
   #Ciments Francais SA.....................................   4,853        512,561
  #*Club Mediterranee SA....................................  68,548      1,597,135
    Compagnie Industrielle et Financiere D'Entreprises SA...   1,200        107,051
   *CS Communication & Systemes SA..........................   7,938         63,469
    Damartex SA.............................................  21,101        725,900
    Delachaux SA............................................  26,973      3,053,309
   *Derichebourg SA......................................... 548,515      5,198,842
   *Devoteam SA.............................................  10,200        282,176
   *Dynaction SA............................................  14,454        174,528
   #EDF Energies Nouvelles SA...............................  32,290      1,914,327
    Electricite de Strasbourg SA............................  21,982      3,945,411
    Entrepose Contracting SA................................     359         49,582
    Esso S.A.F..............................................   9,411      1,322,401
    Establissements Maurel et Prom SA....................... 323,678      6,894,702
   *Etam Developpement SA...................................   1,148         54,942
   *Euler Hermes SA.........................................  36,906      3,934,286
   *Euro Disney SCA.........................................  55,332        701,234
  #*Eurofins Scientific SA..................................   6,286        677,178
    Exel Industries SA......................................  10,680        677,324
    Faiveley Transport SA...................................   4,989        508,337
   *Faurecia SA.............................................  87,585      3,611,841

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                   Shares       Value++
                                                   ------       -----
        FRANCE -- (Continued)
            Fimalac SA.........................    31,490   $ 1,420,350
            Fleury Michon SA...................     4,694       256,567
          #*Flo Groupe SA......................    29,358       292,867
          #*GameLoft SA........................    33,361       242,965
           *Gascogne SA........................     6,907       432,681
            Gaumont SA.........................    14,184       978,002
          #*GECI International SA..............    59,392       264,900
            Gemalto NV.........................   149,247     7,644,818
            Gevelot SA.........................     3,584       315,017
           *GFI Informatique SA................   134,770       768,449
           #GIFI SA............................     7,360       726,907
            GL Events SA.......................    18,704       720,532
            GPE Groupe Pizzorno SA.............     5,200       146,309
            Groupe Crit SA.....................    24,255       840,227
           *Groupe Go Sport SA.................     1,695        44,566
           #Groupe Gorge SA....................    18,510       241,638
            Groupe Guillin SA..................     1,200       119,609
           *Groupe Open SA.....................    27,590       265,348
          #*Groupe Partouche SA................    30,312       121,222
            Groupe Steria SCA..................    71,983     2,387,400
            Guerbet SA.........................     5,824       599,236
           #Guyenne et Gascogne SA.............    25,083     3,615,642
           *Haulotte Group SA..................    61,352     1,361,904
            Havas SA........................... 1,237,226     7,050,977
          #*Hi-Media SA........................    34,139       209,056
           *Idsud SA...........................     2,227        93,249
          #*IMS International Metal Service SA.    48,141     1,257,360
            Ingenico SA........................   117,295     5,820,649
           *Inter Parfums SA...................     2,504        99,235
            Ipsen SA...........................    52,634     2,060,374
            Ipsos SA...........................    89,607     4,657,189
          #*Kaufman & Broad SA.................     4,383       159,006
            Korian SA..........................     7,905       198,896
            Laurent-Perrier SA.................    12,546     1,601,828
           *LDC SA.............................        19         2,080
           *Lectra SA..........................    83,499       804,603
            Lisi SA............................    16,907     1,641,405
          #*LVL Medical Groupe SA..............    18,786       492,055
            M6 Metropole Television SA.........   155,729     4,131,823
            Maisons France Confort SA..........     3,317       175,130
          #*Manitou BF SA......................    48,911     1,656,789
            Manutan International SA...........    13,379     1,061,443
           *Meetic SA..........................     8,430       190,122
            Mersen SA..........................    62,698     3,812,976
            MGI Coutier SA.....................     2,753       170,357
           *Modelabs Group.....................    10,965        58,019
           *Montupet SA........................     1,081        13,253
            Mr. Bricolage SA...................    23,846       487,400
           #Naturex SA.........................     8,725       665,354
           #Neopost SA.........................    88,903     8,485,798
            Nexans SA..........................   110,500    11,711,186
            Nexity SA..........................    82,239     4,472,625
           *NicOx SA...........................    13,013        34,329
           #Norbert Dentressangle SA...........    20,989     2,468,749
            NRJ Group SA.......................    12,748       151,268
           *Oeneo SA...........................   113,285       379,107
           #Orpea SA...........................   101,314     5,064,902
            Osiatis SA.........................     1,400        12,360
          #*PagesJaunes Groupe SA..............   384,634     4,008,906
           #Paris Orleans et Cie SA............     2,478        73,273
           *Parrot SA..........................    17,614       662,951

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

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CONTINUED

                                                                        Shares        Value++
                                                                        ------        -----
FRANCE -- (Continued)
    Pierre & Vacances SA..............................................  18,411   $  1,642,629
    Plastic Omnium SA.................................................  31,808      3,044,697
    Plastivaloire SA..................................................   4,552        151,245
    PSB Industries SA.................................................   8,438        360,371
    Rallye SA.........................................................  89,009      4,680,345
  #*Recylex SA........................................................  55,481        572,254
    Remy Cointreau SA.................................................  82,777      6,818,394
   *Rhodia SA......................................................... 333,947     15,543,003
    Robertet SA.......................................................   3,167        582,100
  #*Rodriguez Group SA................................................  31,298        253,573
    Rougier SA........................................................   6,115        335,128
    Rubis SA..........................................................  36,080      4,430,513
   *S.T. Dupont SA....................................................  39,440         22,158
   *SA des Ciments Vicat..............................................  19,302      1,762,236
    Sabeton SA........................................................  13,500        267,978
    Saft Groupe SA....................................................  66,877      3,071,315
    SAMSE SA..........................................................   8,342        971,169
  #*Sartorius Stedim Biotech SA.......................................   1,771        110,787
    SEB SA............................................................  48,135      5,290,960
   *Seche Environnement SA............................................   2,655        253,701
   #Sechilienne SA....................................................  60,146      1,760,657
    Securidev SA......................................................   2,500        127,310
  #*Sequana SA........................................................  43,818        751,088
    Signaux Girod SA..................................................     894         70,010
   *Societe Anonyme d'Explosifs et de Produits Chimiques SA...........     524        196,784
    Societe BIC SA....................................................  84,787      8,243,249
    Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA...  46,150      3,022,745
    Societe Pour l'Informatique Industrielle SA.......................  40,908        344,246
   #Societe Television Francaise 1 SA................................. 171,170      3,213,407
  #*Soitec SA......................................................... 383,996      6,234,570
    Somfy SA..........................................................  21,738      6,722,370
    Sopra Group SA....................................................  22,982      2,704,127
   *Ste Industrielle d'Aviation Latecoere SA..........................   5,421         89,641
    Stef-TFE SA.......................................................  28,838      1,901,646
    Sucriere de Pithiviers Le Vieil SA................................   1,745      2,158,067
   *Sword Group SA....................................................   7,395        242,242
    Synergie SA.......................................................  32,941      1,075,708
  #*Technicolor SA.................................................... 321,494      2,456,622
    Teleperformance SA................................................ 181,538      6,926,098
    Tessi SA..........................................................   5,050        523,898
  #*Theolia SA........................................................ 215,705        437,286
   #Tonnellerie Francois Freres SA....................................   3,839        168,368
   *Total Gabon SA....................................................     398        222,421
    Touax SA..........................................................     655         30,240
    Toupargel Groupe SA...............................................      75          1,620
  #*Transgene SA......................................................   5,584        102,554
    Trigano SA........................................................  21,351        763,372
  #*UbiSoft Entertainment SA.......................................... 223,352      2,242,219
   #Union Financiere de France Banque SA..............................  16,828        800,981
   *Valeo SA.......................................................... 232,962     14,839,036
    Viel et Compagnie SA.............................................. 158,130        820,852
   #Vilmorin & Cie SA.................................................  20,195      2,557,663
    Virbac SA.........................................................  17,494      3,227,567
    VM Materiaux SA...................................................   6,914        460,634
    Vranken Pommery Monopole SA.......................................  13,094        680,659
    Zodiac Aerospace SA............................................... 105,911      8,312,275
   *Zueblin Immobiliere France SA.....................................   1,285          6,846
                                                                                 ------------
TOTAL FRANCE..........................................................            344,185,531
                                                                                 ------------

GERMANY -- (12.4%)
   #A.S. Creation Tapeton AG..........................................   6,853        305,166

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          Shares       Value++
                                                          ------       -----
  GERMANY -- (Continued)
     *AAP Implantate AG.................................  47,250   $    76,798
    #*Aareal Bank AG.................................... 423,110    12,827,414
     *Abwicklungsgesellschaft Roesch AG Medizintechnik..   7,300           368
    #*ADVA AG Optical Networking........................ 128,074       995,430
      AGROB Immobilien AG...............................   5,800        82,536
    #*Air Berlin P.L.C.................................. 117,774       526,432
     #Aixtron SE........................................ 314,748    13,367,177
     *Aligna AG......................................... 318,087        31,886
      Amadeus Fire AG...................................  16,192       784,304
     *Andreae-Noris Zahn AG.............................  26,412     1,096,916
     #Asian Bamboo AG...................................  29,133     1,467,461
     *Augusta Technologie AG............................  26,396       779,809
      Aurubis AG........................................ 152,783     9,029,595
      Baader Bank AG.................................... 132,511       595,930
    #*Balda AG.......................................... 127,634     1,700,557
     *Bauer AG..........................................  21,678     1,166,629
      BayWa AG..........................................  16,377       772,690
      Bechtle AG........................................  41,242     1,961,285
     #Bertrandt AG......................................  23,001     1,684,863
     *Beta Systems Software AG..........................   8,550        35,971
      Bilfinger Berger SE............................... 162,980    15,689,829
     *Biolitec AG.......................................  26,843       141,431
      Biotest AG........................................  20,784     1,468,108
     *BKN International AG..............................  33,408         1,635
     *BMP AG............................................  43,506        72,747
    #*Borussia Dortmund GmbH & Co. KGaA................. 208,512       957,398
    #*Carl Zeiss Meditec AG.............................  84,141     1,831,507
      CAT Oil AG........................................  47,541       585,025
      CENIT AG..........................................     470         3,791
     *Centrosolar Group AG..............................  20,542       159,767
    #*Centrotec Sustainable AG..........................  42,634     1,492,752
    #*Centrotherm Photovoltaics AG......................  28,152     1,703,425
      Cewe Color Holding AG.............................  15,268       741,752
      Comdirect Bank AG................................. 139,558     1,731,196
     #CompuGroup Medical AG.............................  14,015       239,672
    #*Conergy AG........................................ 370,951       214,156
    #*Constantin Medien AG.............................. 314,299       962,923
      CropEnergies AG...................................  51,891       419,109
      CTS Eventim AG....................................  53,050     3,976,502
     *Curanum AG........................................ 100,137       339,677
    #*D. Logistics AG................................... 113,203       260,459
      DAB Bank AG....................................... 130,043       835,495
     *Data Modul AG.....................................  11,455       244,398
    #*Delticom AG.......................................   2,496       271,192
      Demag Cranes AG...................................  53,557     2,877,637
      Deutsche Beteiligungs AG..........................  27,425       804,811
     *Deutsche Wohnen AG................................ 156,356     2,460,814
     *Deutz AG.......................................... 263,835     2,411,455
    #*Dialog Semiconductor P.L.C........................ 166,323     3,463,888
     *DIC Asset AG......................................  28,406       382,132
     *Dierig Holding AG.................................  10,500       163,453
     #Douglas Holding AG................................ 105,346     6,173,743
      Dr. Hoenle AG.....................................  14,858       233,274
     *Draegerwerk AG & Co KGaA..........................     581        49,780
      Drillisch AG...................................... 158,285     1,789,224
     *Duerr AG..........................................  36,111     1,406,836
      DVB Bank SE....................................... 173,470     6,421,317
      Eckert & Ziegler AG...............................   6,924       300,574
     #Elexis AG.........................................  32,938       833,579
     *Elmos Semiconductor AG............................  34,592       566,809
     #ElreingKlinger AG................................. 105,909     3,712,167

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares       Value++
                                                    ------       -----
        GERMANY -- (Continued)
          #*Epigenomics AG......................    27,680   $    66,510
            Erlus AG............................     2,970       116,417
          #*Euromicron AG.......................     6,147       189,876
           #Euwax AG............................    17,978     1,372,268
           *Evotec AG........................... 1,165,338     5,264,164
           #Fielmann AG.........................    56,670     6,027,643
           *FJA AG..............................       217           618
            Freenet AG..........................   372,758     4,740,223
            Fuchs Petrolub AG...................    46,541     6,736,857
          #*GAGFAH SA...........................   229,040     2,081,269
            GBW AG..............................    28,417       573,420
           *Gerresheimer AG.....................    88,833     4,294,723
            Gerry Weber International AG........    44,554     2,900,206
            Gesco AG............................    10,010       850,675
            GFK SE..............................    72,083     4,098,767
            GFT Technologies AG.................    66,050       426,957
          #*Gigaset AG..........................   119,273       732,272
           #Gildemeister AG.....................   108,692     2,754,959
          #*Grammer AG..........................    28,005       782,985
            Grenkeleasing AG....................    33,471     1,998,778
           *H&R WASAG AG........................    18,299       573,236
            Hamborner REIT AG...................    28,664       317,961
            Hamburger Hafen und Logistik AG.....    55,006     2,669,367
           *Hansa Group AG......................   146,815       867,088
           #Hawesko Holding AG..................    19,463     1,004,744
          #*Heidelberger Druckmaschinen AG......   734,833     3,279,262
           *Homag Group AG......................    13,586       328,910
           *IKB Deutsche Industriebank AG.......    21,843        22,107
            Indus Holding AG....................    45,532     1,505,131
            Innovation in Traffic Systems AG....    23,949       635,312
            Interseroh SE.......................    21,642     1,627,713
          #*Intershop Communications AG.........    62,598       202,968
            Isra Vision Systems AG..............    10,917       274,652
           *IVG Immobilien AG...................   480,972     4,058,964
           *Jenoptik AG.........................   162,963     1,338,399
           *Kampa AG............................    35,505         4,928
          #*Kloeckner & Co. SE..................   227,481     8,167,907
           *Koenig & Bauer AG...................     4,664       112,744
            Kontron AG..........................   189,937     2,338,679
          #*Krones AG...........................    72,618     5,875,101
            KSB AG..............................     3,632     3,243,542
          #*Kuka AG.............................   102,786     2,801,650
           #KWS Saat AG.........................    17,224     3,932,623
            Leifheit AG.........................    12,500       468,143
           *Leoni AG............................   115,635     6,366,609
            Loewe AG............................    25,187       234,652
           *LPKF Laser & Electronics AG.........    20,347       436,362
          #*Manz Automation AG..................     5,470       382,678
          #*Masterflex AG.......................     7,812        68,267
           *Masterflex AG Issue 10..............     7,812        59,011
           *Maxdata Computer AG.................    94,120        16,868
            Mediclin AG.........................   119,554       752,913
          #*Medigene AG.........................    87,499       263,608
            Medion AG...........................    85,984     1,238,999
           *Mensch und Maschine Software AG.....    27,532       209,575
           #MLP AG..............................   216,957     2,152,455
           *Mologen AG..........................    24,513       319,143
          #*Morphosys AG........................    62,322     1,832,648
          #*MPC Muenchmeyer Petersen Capital AG.     5,101        32,243
           #MTU Aero Engines Holding AG.........   176,697    13,526,481
           #Muehlbauer Holding & Co. AG.........    14,905       882,298

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CONTINUED

                                                                      Shares       Value++
                                                                      ------       -----
GERMANY -- (Continued)
    MVV Energie AG................................................   114,055   $ 4,614,084
    Nemetschek AG.................................................    24,668     1,162,049
   *Nexus AG......................................................    33,813       337,999
  #*Nordex SE.....................................................   104,915     1,052,069
   #OHB Technology AG.............................................    35,659       676,622
    Oldenburgische Landesbank AG..................................     4,234       242,569
    P&I Personal & Informatik AG..................................    17,889       730,170
   *Patrizia Immobilien AG........................................    17,448       130,364
    Pfeiffer Vacuum Technology AG.................................    34,071     4,732,205
  #*Pfleiderer AG.................................................   158,664       164,451
  #*Phoenix Solar AG..............................................    15,055       485,522
   *PNE Wind AG...................................................   167,451       538,550
    Praktiker Bau-und Heimwerkermaerkte Holding AG................   195,237     2,310,853
   *Progress-Werk Oberkirch AG....................................     6,250       426,668
   #PSI AG fuer Produkte und Systeme der Informationstechnologie..    30,993       919,934
    PVA TePla AG..................................................    46,019       314,931
  #*Q-Cells SE....................................................   226,583       963,225
   *QSC AG........................................................   306,094     1,164,529
    R Stahl AG....................................................    14,410       661,726
    Rational AG...................................................    15,420     4,260,033
    REALTECH AG...................................................    13,541       161,193
    Renk AG.......................................................    18,838     2,030,953
   #Repower Systems AG............................................     5,276     1,118,534
    Rheinmetall AG................................................   120,000    10,757,796
    Rhoen-Klinikum AG.............................................   406,308     9,293,479
  #*Roth & Rau AG.................................................    15,929       546,206
    Ruecker AG....................................................    18,949       424,078
    S.A.G. Solarstrom AG..........................................    16,441       114,569
   *Schaltbau Holding AG..........................................     1,059       116,017
   *Sedo Holding AG...............................................    69,691       354,044
    Sektkellerei Schloss Wachenheim AG............................    14,520       159,058
   *SER Systems AG................................................     9,400           376
  #*SGL Carbon SE.................................................   229,387    12,204,924
   *Silicon Sensor International AG...............................     1,934        28,024
  #*Singulus Technologies AG......................................   199,422     1,402,646
    Sinner AG.....................................................     2,660        66,734
    Sixt AG.......................................................    40,599     2,046,675
   *SKW Stahl-Metallurgie Holding AG..............................    12,802       365,295
  #*Sky Deutschland AG............................................ 1,051,866     4,621,117
   *SM Wirtschaftsberatungs AG....................................    18,841       136,177
   #Software AG...................................................    70,053    13,258,747
  #*Solar Millennium AG...........................................    34,471     1,056,148
   *Solar-Fabrik AG...............................................    13,966        91,488
  #*Solarworld AG.................................................   285,203     4,564,142
  #*Solon SE......................................................    25,350       148,985
    Stada Arzneimittel AG.........................................   185,987     8,223,198
    STINAG Stuttgarter Invest AG..................................    35,003       945,434
    Stoehr & Co. AG...............................................     6,000        26,690
    Stratec Biomedical Systems AG.................................    27,909     1,257,619
    Sued-Chemie AG................................................    28,301     5,235,557
   *Sunways AG....................................................    15,188       124,849
   *Suss Microtec AG..............................................    59,969     1,040,565
    Symrise AG....................................................   330,233    10,869,746
    Syzygy AG.....................................................    30,656       170,882
   *TAG Immobilien AG.............................................   107,895     1,148,885
   #Takkt AG......................................................   126,507     2,177,921
    TDS Informationstechnologie AG................................    89,063       568,114
   #Telegate AG...................................................    14,423       184,806
   *Tipp24 SE.....................................................     4,300       206,501
    Tognum AG.....................................................   210,779     8,078,806
   *Tomorrow Focus AG.............................................   113,715       826,666

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CONTINUED

                                                                                          Shares        Value++
                                                                                          ------        -----
GERMANY -- (Continued)
  #*TUI AG............................................................................   468,655   $  5,983,090
    UMS United Medical Systems International AG.......................................     7,531         93,471
    UmweltBank AG.....................................................................    17,805        600,078
    United Internet AG................................................................   167,408      3,275,225
    VBH Holding AG....................................................................     9,415         69,048
   *Verbio AG.........................................................................    50,804        318,800
   *Versatel AG.......................................................................    12,209        122,990
    Vossloh AG........................................................................    37,975      5,460,799
   *VTG AG............................................................................    17,585        449,104
  #*Wacker Neuson SE..................................................................    35,878        687,929
   *Wanderer-Werke AG.................................................................     7,903          1,223
   *Washtec AG........................................................................       926         15,174
    Wincor Nixdorf AG.................................................................   119,287      9,859,086
    Wirecard AG.......................................................................   284,730      5,435,669
    Wuerttembergische Lebensversicherung AG...........................................    27,308        711,143
    Wuerttembergische Metallwarenfabrik AG............................................    29,451      1,338,126
   *XING AG...........................................................................     5,288        375,862
    Zhongde Waste Technology AG.......................................................     2,889         38,614
                                                                                                   ------------
TOTAL GERMANY.........................................................................              404,997,812
                                                                                                   ------------

GREECE -- (2.2%)
    Aegean Airlines S.A...............................................................     5,746         16,746
   *Aegek S.A.........................................................................   120,000         33,757
  #*Agricultural Bank of Greece S.A...................................................   635,535        432,217
    Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products...   439,886        117,632
   *Alfa Alfa Energy S.A..............................................................     3,810          7,844
  #*Alpha Bank A.E....................................................................   391,899      2,284,677
   *Alumil Aluminum Industry S.A......................................................    48,665         46,852
   *Alysida S.A.......................................................................     2,376          7,007
   *Anek Lines S.A....................................................................   504,442        141,832
   *Astir Palace Hotels S.A...........................................................    93,886        302,485
   *Athens Medical Center S.A.........................................................   150,874        102,985
   *Atlantic Supermarkets S.A.........................................................    34,730          4,115
   *Attica Bank S.A...................................................................   184,869        240,907
   *Atti-Kat S.A......................................................................    56,554          3,337
    Autohellas S.A....................................................................    83,520        214,107
   *Babis Vovos International Construction S.A........................................    59,807         49,617
   *Balafas S.A.......................................................................    15,200          4,278
   *Balkan Real Estate S.A............................................................     5,450          3,150
   #Bank of Cyprus Public Co.......................................................... 1,463,345      5,336,200
    Bank of Greece S.A................................................................    74,467      3,496,477
   *Daios Plastics S.A................................................................    16,350        138,138
    Diagnostic & Therapeutic Center of Athens Hygeia S.A..............................   207,001        132,489
  #*EFG Eurobank Ergasias S.A.........................................................   738,963      4,159,399
   *Elastron S.A......................................................................   102,415        119,855
   *Elbisco Holding S.A...............................................................    28,098         25,803
    Elektrak S.A......................................................................    37,647         85,901
   *Elektroniki Athinon S.A...........................................................    22,490          7,361
    Ellaktor S.A......................................................................   522,735      2,369,254
   *Emporiki Bank of Greece S.A.......................................................     5,563         10,030
   *Etma Rayon S.A....................................................................    11,242         23,478
    Euro Reliance General Insurance Co. S.A...........................................    54,730         41,426
   *Euromedica S.A....................................................................    67,698         79,957
    EYDAP Athens Water Supply & Sewage Co. S.A........................................    94,986        742,689
    F.G. Europe S.A...................................................................     4,536          3,693
   *Folli Follie Group S.A............................................................   108,747      2,053,654
   *Forthnet S.A......................................................................   254,703        173,771
    Fourlis Holdings S.A..............................................................   142,900      1,176,362
    Frigoglass S.A....................................................................    90,234      1,531,084
    GEK Terna S.A.....................................................................   296,155      1,074,592
   *Geniki Bank S.A...................................................................    31,074         57,832

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CONTINUED

                                                             Shares       Value++
                                                             ------       -----
GREECE -- (Continued)
   *Halkor S.A...........................................   226,556   $   248,874
   *Hellenic Cables S.A..................................    65,236       109,739
    Hellenic Exchanges S.A...............................   204,708     1,636,729
    Hellenic Petroleum S.A...............................   319,922     3,408,294
   *Hellenic Sugar Industry S.A..........................    78,005       134,011
    Heracles General Cement Co. S.A......................    77,436       481,868
    Iaso S.A.............................................   206,042       361,161
    Inform P. Lykos S.A..................................    35,570        56,368
   *Informatics S.A......................................     3,778         1,735
   *Intracom Holdings S.A................................   197,993       131,883
   *Intracom Technical & Steel Constructions S.A.........    86,337       116,305
   *Intralot S.A. Integrated Lottery Systems & Services..   407,869     1,455,387
   *Ionian Hotel Enterprises S.A.........................    16,914       350,731
   *Ipirotiki Software & Publications S.A................    22,110        63,532
    JUMBO S.A............................................   198,695     1,601,122
    Karelia Tobacco Co., Inc. S.A........................     5,787       579,442
   *Kathimerini Publishing S.A...........................    47,170       256,170
   *Lambrakis Press S.A..................................   115,149        42,612
   *Lamda Development S.A................................       905         5,078
   *Lan-Net S.A..........................................    12,688        22,551
   *Lavipharm S.A........................................    84,681        56,359
    Loulis Mills S.A.....................................    41,702       111,908
    Marfin Investment Group S.A.......................... 1,852,770     1,948,111
  #*Marfin Popular Bank PCL.............................. 3,111,884     3,778,193
    Metka S.A............................................    99,168     1,327,499
    Michaniki S.A........................................   165,545        71,048
    Motor Oil (Hellas) Corinth Refineries S.A............   154,045     2,042,419
   *Mytilineos Holdings S.A..............................   324,571     2,584,345
   *Neorion Holdings S.A.................................    14,991         5,101
   *Pegasus Publishing S.A...............................    95,344        57,800
   *Piraeus Bank S.A..................................... 4,499,585     7,324,622
   *Piraeus Port Authority S.A...........................    18,223       396,674
   *Promota Hellas S.A...................................     8,860         3,018
   *Proton Bank S.A......................................   141,214       119,200
   *Public Power Corp. S.A...............................    43,433       718,669
   *Real Estate Development & Services S.A...............    94,497       134,005
    S&B Industrial Minerals S.A..........................    68,336       474,808
    Sarantis S.A.........................................    74,884       369,130
   *Selected Textile S.A.................................    69,947        44,652
   *Sfakianakis S.A......................................    88,886        36,863
   *Sidenor Steel Products Manufacturing Co. S.A.........    14,733        59,462
   *Spyroy Agricultural Products S.A.....................    61,348        59,274
   *T Bank S.A...........................................   228,007        54,323
   *Technical Olympic S.A................................     2,237         4,443
   *Teletypos S.A. Mega Channel..........................    77,669       230,386
    Terna Energy S.A.....................................   110,851       508,566
   *Themeliodomi S.A.....................................    37,422        20,508
    Thessaloniki Port Authority S.A......................     6,936       145,209
    Thessaloniki Water Supply & Sewage Co S.A............    11,146        77,566
    Thrace Plastics Co. S.A..............................   104,616        83,736
    Titan Cement Co. S.A.................................   169,805     4,528,490
   *TT Hellenic Postbank S.A.............................   695,353     2,987,914
   *Varvaressos S.A. European Spinning Mills.............    36,350         6,999
   *Viohalco S.A.........................................   409,999     2,430,377
                                                                      -----------
TOTAL GREECE.............................................              70,718,259
                                                                      -----------
IRELAND -- (2.3%)
    Abbey P.L.C..........................................    84,370       655,073
   *Aer Lingus Group P.L.C...............................   763,185       932,440
   *Allied Irish Banks P.L.C............................. 1,323,599       453,067
   *Aminex P.L.C.........................................   496,086        68,631

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CONTINUED

                                                                Shares       Value++
                                                                ------       -----
IRELAND -- (Continued)
    C&C Group P.L.C. (B010DT8)..............................   399,607   $ 2,036,869
    C&C Group P.L.C. (B011Y09).............................. 1,014,594     5,198,537
    DCC P.L.C. (0242493)....................................   308,989    10,308,113
    DCC P.L.C. (4189477)....................................    18,170       605,628
    Donegal Creameries P.L.C................................    26,085       156,554
   *Dragon Oil P.L.C........................................ 1,347,570    12,561,228
   *Elan Corp. P.L.C........................................    74,754       600,925
    FBD Holdings P.L.C......................................   125,728     1,357,495
    Fyffes P.L.C............................................ 1,020,533       619,727
    Glanbia P.L.C. (0066950)................................   700,613     4,525,440
    Glanbia P.L.C. (4058629)................................    69,229       446,206
    Grafton Group P.L.C.....................................   505,559     2,657,606
    Greencore Group P.L.C. (0386410)........................   615,927     1,003,325
    Greencore Group P.L.C. (5013832)........................   189,468       308,625
    IFG Group P.L.C.........................................   337,495       705,256
   *Independent News & Media P.L.C. (B59HWB1)...............   282,831       245,053
   *Independent News & Media P.L.C. (B5TR5N4)...............   318,060       275,323
    Irish Continental Group P.L.C...........................    91,000     2,336,748
   *Irish Life & Permanent Group Holdings P.L.C.............   117,549        26,116
   *Kenmare Resources P.L.C................................. 4,136,548     3,169,023
    Kingspan Group P.L.C. (0492793).........................   351,640     3,426,125
    Kingspan Group P.L.C. (4491235).........................    58,461       570,669
   *McInerney Holdings P.L.C................................   697,135        40,890
    Paddy Power P.L.C. (0258810)............................   180,573     8,824,308
    Paddy Power P.L.C. (4828974)............................    10,071       492,087
   *Providence Resources P.L.C..............................    62,580       287,167
   *Smurfit Kappa Group P.L.C...............................   453,572     6,174,907
    Total Produce P.L.C.....................................   871,395       542,051
    United Drug P.L.C. (3302480)............................   820,214     2,831,759
    United Drug P.L.C. (3335969)............................    53,080       183,069
                                                                         -----------
TOTAL IRELAND...............................................              74,626,040
                                                                         -----------

ISRAEL -- (2.4%)
   *Africa Israel Investments, Ltd..........................   226,519     1,941,432
   *Africa Israel Properties, Ltd...........................    31,703       442,668
   *Africa Israel Residences, Ltd...........................       594         9,795
   *Airport City, Ltd.......................................    30,008       155,991
    Alon Holdings Blue Square Israel, Ltd...................    44,917       452,060
   *AL-ROV Israel, Ltd......................................    15,025       582,822
   *Alrov Properties & Lodgings, Ltd........................     2,625        58,282
   *Alvarion, Ltd...........................................   186,966       327,062
   *Amot Investments, Ltd...................................    65,457       202,538
   *AudioCodes, Ltd.........................................   159,083       986,271
    Avgol Industries 1953, Ltd..............................    98,800        81,372
   *Azorim Investment Development & Construction Co., Ltd...       120           447
    Bayside Land Corp.......................................       961       241,449
   *Big Shopping Centers 2004, Ltd..........................     1,545        44,983
   *Biocell, Ltd............................................    19,162       189,504
   *BioLine RX, Ltd.........................................   535,468       369,379
   *Blue Square Real Estate, Ltd............................     1,681        47,360
    British Israel Investments, Ltd.........................    27,461       108,242
   *Ceragon Networks, Ltd...................................    10,722       136,154
   *Clal Biotechnology Industries, Ltd......................   146,663       920,041
    Clal Industries & Investments, Ltd......................   285,112     2,286,916
    Clal Insurance Enterprises Holdings, Ltd................    83,321     2,360,124
   *Compugen, Ltd...........................................    26,256       126,310
    Dan Vehicle & Transportation D.V.T., Ltd................       293         2,830
   *Delek - The Israeli Fuel Corp., Ltd.....................     2,066        66,979
    Delek Automotive Systems, Ltd...........................   107,838     1,391,541
   *Delek Energy Systems, Ltd...............................       797       325,440
    Delta-Galil Industries, Ltd.............................    13,287       106,135

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CONTINUED

                                                                Shares      Value++
                                                                ------      -----
ISRAEL -- (Continued)
   Direct Insurance - I.D.I. Insurance Co., Ltd.                30,880   $   88,994
   *DS Apex Holdings, Ltd.                                      33,141      215,171
   *El Al Israel Airlines, Ltd.                                738,714      278,611
   *Elbit Medical Imaging, Ltd.                                 53,265      637,686
    Electra (Israel), Ltd.                                       4,994      607,014
   *Electra Real Estate, Ltd.                                   16,998      124,870
   *Elron Electronic Industries, Ltd.                           57,768      346,604
   *Evogene, Ltd.                                               51,289      274,465
   *EZchip Semiconductor, Ltd.                                  45,164    1,431,733
    First International Bank of Israel, Ltd.                    98,118    1,510,787
    FMS Enterprises Migun, Ltd.                                 10,300      306,533
   *Formula Systems, Ltd.                                       27,112      545,948
   *Frutarom Industries, Ltd.                                  162,348    1,783,656
   *Fundtech, Ltd.                                              10,817      190,724
   *Gilat Satellite Networks, Ltd.                              52,504      254,692
   *Given Imaging, Ltd.                                         31,987      678,781
    Golf & Co., Ltd.                                            57,649      304,938
    Granite Hacarmel Investments, Ltd.                         144,714      304,226
   *Hadera Paper, Ltd.                                           9,516      771,162
    Harel Insurance Investments & Finances, Ltd.                34,332    2,050,405
   *Hot Telecommunications Systems, Ltd.                        92,836    1,676,140
   *Industrial Building Corp., Ltd.                            112,704      244,395
   *Israel Discount Bank, Ltd.                                 971,957    2,057,224
    Israel Land Development Co., Ltd. (The)                     22,615      224,266
    Ituran Location & Control, Ltd.                             84,441    1,363,349
   *Jerusalem Oil Exploration, Ltd.                             29,594      646,323
   *Kamada, Ltd.                                               110,315      986,737
    Maabarot Products, Ltd.                                     21,999      289,576
   *Magic Software Enterprises, Ltd.                               693        4,811
   *Makhteshim-Agan Industries, Ltd.                           657,045    3,545,811
    Matrix IT, Ltd.                                            171,428    1,070,119
   *Melisron, Ltd.                                              13,924      352,752
   *Mellanox Technologies, Ltd.                                 84,859    2,373,175
   *Menorah Mivtachim Holdings, Ltd.                           101,061    1,352,184
   *Migdal Insurance & Financial Holding, Ltd.                 934,324    1,766,413
    Mizrahi Tefahot Bank, Ltd.                                 179,685    1,994,643
   *Naphtha Israel Petroleum Corp., Ltd.                       103,666      435,216
   *Ness Technologies, Inc.                                      6,085       40,132
    Neto M.E. Holdings, Ltd.                                     5,411      372,067
    NetVision, Ltd.                                             32,732      450,684
   *NICE Systems, Ltd.                                          76,917    2,934,620
   *NICE Systems, Ltd. Sponsored ADR                           119,492    4,556,230
   *Nitsba Holdings 1995, Ltd.                                  42,391      453,923
   *Oil Refineries, Ltd.                                     3,239,580    2,426,716
   *Orckit Communications, Ltd.                                 38,290      108,924
    Ormat Industries, Ltd.                                     293,852    2,118,322
    Osem Investments, Ltd.                                     101,782    1,780,073
    Paz Oil Co., Ltd.                                           12,287    2,278,154
   *Phoenix Holdings, Ltd. (The)                               195,715      712,198
    Plasson Industries, Ltd.                                     3,076       75,771
   *RADVision, Ltd.                                             20,150      184,623
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.        27,880    1,120,558
   *Retalix, Ltd.                                               65,875      952,459
    Scailex Corp, Ltd.                                          29,002      571,661
    Shikun & Binui, Ltd.                                       794,937    2,315,100
   *Space Communication, Ltd.                                   11,241      219,556
    Strauss Group, Ltd.                                        122,758    2,051,321
   *Suny Electronic, Ltd.                                       33,820      417,009
    Super-Sol, Ltd. Series B                                   368,517    2,304,026
   *Tower Semiconductor, Ltd.                                1,325,086    1,807,465

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CONTINUED

                                                           Shares       Value++
                                                           ------       -----
ISRAEL -- (Continued)..................................
    Union Bank of Israel, Ltd..........................   103,064   $   527,876
                                                                    -----------
TOTAL ISRAEL...........................................              77,833,729
                                                                    -----------

ITALY -- (7.2%)........................................
  #*A.S. Roma SpA......................................   293,436       359,016
   *ACEA SpA...........................................   280,731     3,623,934
    Acegas-APS SpA.....................................   110,973       723,957
   *Acotel Group SpA...................................       810        45,567
   *Aedes SpA.......................................... 1,412,879       362,990
    Aeroporto de Firenze SpA...........................    17,399       313,979
   #Alerion Cleanpower SpA.............................   677,676       562,127
    Amplifon SpA.......................................   189,650     1,165,174
    Ansaldo STS SpA....................................   275,622     4,259,791
   *Arnoldo Mondadori Editore SpA......................   392,186     1,661,846
    Ascopiave SpA......................................    79,866       199,532
    Astaldi SpA........................................   228,281     1,990,740
   *Autogrill SpA......................................   397,526     5,699,096
    Azimut Holding SpA.................................   454,770     5,815,370
    Banca Finnat Euramerica SpA........................   685,945       479,764
   #Banca Generali SpA.................................   131,963     2,215,713
    Banca IFIS SpA.....................................    99,654       777,914
   #Banca Piccolo Credito Valtellinese Scarl...........   760,746     3,625,484
  #*Banca Popolare dell'Emilia Romagna Scrl............   602,359     7,364,811
   *Banca Popolare dell'Etruria e del Lazio Scarl......    92,426       389,422
   #Banca Popolare di Milano Scarl..................... 1,092,906     3,740,267
   *Banca Popolare di Sondrio Scarl....................   867,074     7,520,873
   *Banca Profilo SpA..................................   483,213       274,022
    Banco di Desio e della Brianza SpA.................   232,296     1,308,713
    Banco Popolare Scarl...............................   107,251       318,125
    BasicNet SpA.......................................   101,215       403,101
    Beghelli SpA.......................................   427,981       427,897
    Benetton Group SpA.................................   220,256     1,788,565
   *Biesse SpA.........................................    54,004       599,685
   *Bonifica Terreni Ferraresi e Imprese Agricole SpA..    10,867       449,097
    Brembo SpA.........................................   162,145     2,215,591
   *Brioschi Sviluppo Immobiliare SpA..................   168,711        37,520
    Bulgari SpA........................................   525,731     9,575,649
   *Buongiorno SpA.....................................   395,420       834,358
   #Buzzi Unicem SpA...................................   284,221     4,395,415
   *C.I.R. SpA - Compagnie Industriali Riunite......... 1,614,226     4,233,719
   *Cairo Communication SpA............................    18,550        88,956
    Caltagirone Editore SpA............................     6,045        15,330
    Caltagirone SpA....................................   246,310       749,381
   *Cam Finanziaria SpA................................    36,527        21,859
   *Carraro SpA........................................   113,633       698,037
    Cembre SpA.........................................    40,330       462,668
    Cementir Holding SpA...............................   293,286       941,835
    Class Editore SpA..................................   165,655       109,712
    Credito Artigiano SpA..............................   361,183       723,001
    Credito Bergamasco SpA.............................   129,884     4,767,268
    Credito Emiliano SpA...............................   376,390     2,594,585
    CSP International Fashion Group SpA................    13,481        24,302
   *Dada SpA...........................................     6,181        34,614
   *d'Amico International Shipping SA..................   133,519       183,204
   #Danieli & Co. SpA..................................    58,099     1,850,838
   *Datalogic SpA......................................    25,836       223,047
    Davide Campari - Milano SpA........................ 1,031,266     7,425,151
    De Longhi SpA......................................   305,654     3,911,422
   *DeA Capital SpA....................................   233,390       538,656
    DiaSorin SpA.......................................    77,818     3,757,771
   *Digital Multimedia Technologies SpA................    39,294     1,243,692

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CONTINUED

                                                         Shares       Value++
                                                         ------       -----
  ITALY -- (Continued)...............................
     *EEMS Italia SpA................................   110,285   $   229,706
     *Elica SpA......................................    44,844       109,555
      Emak SpA.......................................    57,399       385,265
      Engineering Ingegneria Informatica SpA.........     8,364       299,594
      ERG SpA........................................   242,145     3,579,617
    #*ErgyCapital SpA................................     5,992         3,904
      Esprinet SpA...................................   104,855       904,823
     *Eurotech SpA...................................    82,279       289,113
      Falck Renewables SpA...........................   105,130       241,705
    #*Fiera Milano SpA...............................    37,863       242,925
     #Fondiaria - SAI SpA............................   247,975     2,305,037
      Gas Plus SpA...................................       975         5,445
     *Gefran SpA.....................................    31,849       224,944
     *Gemina SpA..................................... 1,815,266     1,881,261
     #Geox SpA.......................................   305,569     2,160,689
     *Gruppo Ceramiche Ricchetti SpA.................   108,723        44,013
     *Gruppo Coin SpA................................   121,022     1,230,437
     *Gruppo Editoriale L'Espresso SpA...............   670,242     2,081,872
     *Gruppo MutuiOnline SpA.........................     4,701        38,237
      Hera SpA....................................... 1,822,830     4,611,351
     *I Grandi Viaggi SpA............................    98,547       156,411
     #Immsi SpA......................................   743,533       965,653
     *Impregilo SpA.................................. 1,243,552     4,266,210
     #Indesit Co. SpA................................   185,473     2,444,803
      Industria Macchine Automatiche SpA.............    58,626     1,263,522
      Industria Romagnola Conduttori Elettrici SpA...    43,452       143,379
     *Intek SpA......................................   267,441       204,801
     *Interpump Group SpA............................   255,327     2,307,195
      Iren SpA....................................... 1,758,434     3,631,656
     *Isagro SpA.....................................    10,591        61,843
     #Italcementi SpA................................   279,135     3,059,962
      Italmobiliare SpA..............................    28,096     1,228,772
     *Juventus Football Club SpA.....................   118,274       145,768
    #*Kerself SpA....................................    38,610       160,197
     *KME Group SpA..................................   747,551       400,039
    #*Landi Renzo SpA................................   203,171       745,052
     #Lottomatica SpA................................   174,162     3,889,298
     #Maire Tecnimont SpA............................   601,549     2,522,115
     *Marcolin SpA...................................    60,096       465,740
    #*Mariella Burani SpA............................    32,721       122,252
      Marr SpA.......................................   132,607     1,741,213
      Mediolanum SpA.................................   592,750     3,485,099
     #Milano Assicurazioni SpA.......................   907,587     1,339,586
     *Monrif SpA.....................................   315,834       194,140
     *Montefibre SpA.................................   139,554        28,859
      Nice SpA.......................................    25,255       109,478
     *Pagnossin SpA..................................     9,000            --
     *PanariaGroup Industrie Ceramiche SpA...........    42,000        88,867
      Piaggio & C. SpA...............................   511,332     1,999,672
     *Pininfarina SpA................................    82,321       657,379
      Pirelli & Co. SpA..............................   782,291     8,144,201
     *Poltrona Frau SpA..............................    44,004        83,561
     *Prelios SpA.................................... 2,389,900     1,874,994
    #*Premafin Finanziaria SpA.......................   961,257       868,372
      Prysmian SpA...................................   653,038    15,415,106
    #*RCS MediaGroup SpA.............................   100,608       197,871
      Recordati SpA..................................   408,182     4,319,856
      Reply SpA......................................     7,783       234,019
     *Retelit SpA....................................    87,456        62,993
     *Richard-Ginori 1735 SpA........................   140,800         9,936
     *Sabaf SpA......................................    24,109       798,249

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CONTINUED

                                                         Shares        Value++
                                                         ------        -----
 ITALY -- (Continued)................................
    *SAES Getters SpA................................    30,068   $    347,291
    *Safilo Group SpA................................   140,163      2,677,216
    *Saras SpA....................................... 1,269,180      3,186,566
     SAVE SpA........................................     4,527         54,245
     Screen Service Broadcasting Technologies SpA....   152,715        132,286
   #*Seat Pagine Gialle SpA.......................... 2,988,837        358,747
    *Snai SpA........................................   178,681        644,109
     Societa Iniziative Autostradali e Servizi SpA...   217,716      2,804,290
     Societe Cattolica di Assicurazoni Scrl SpA......   180,734      5,084,577
   #*Sogefi SpA......................................   186,290        781,152
     Sol SpA.........................................   166,511      1,414,659
    *Sorin SpA....................................... 1,139,193      3,274,441
    *Stefanel SpA....................................   112,528         83,882
    *Tamburi Investment Partners SpA.................    24,875         54,233
    *Telecom Italia Media SpA........................ 1,206,455        354,124
   #*Tiscali SpA..................................... 3,437,478        402,990
     Tod's SpA.......................................    47,508      6,451,519
    #Trevi Finanziaria SpA...........................   138,583      2,251,244
    *Uni Land SpA....................................    51,835         38,695
    *Unipol Gruppo Finanziario SpA................... 2,979,332      2,410,069
     Vianini Industria SpA...........................    59,070        122,685
     Vianini Lavori SpA..............................   175,180      1,146,871
     Vittoria Assicurazioni SpA......................   121,346        724,357
   #*Yoox SpA........................................    34,693        630,708
    *Zignago Vetro SpA...............................    27,216        223,814
                                                                  ------------
 TOTAL ITALY.........................................              236,486,535
                                                                  ------------

 NETHERLANDS -- (4.4%)...............................
     Aalberts Industries NV..........................   377,504      9,547,547
     Accell Group NV.................................    37,661      2,241,934
    *AFC Ajax NV.....................................    18,134        192,247
   #*AMG Advanced Metallurgical Group NV.............    70,454      1,579,014
    #Amsterdam Commodities NV........................    60,751        990,892
     Arcadis NV......................................   193,913      5,004,434
   #*ASM International NV............................   205,174      8,899,893
    *Atag Group NV...................................     4,630          1,989
     Batenburg Beheer NV.............................    10,306        427,480
   #*BE Semiconductor Industries NV..................    72,970        783,886
     Beter Bed Holding NV............................    72,418      2,294,004
     BinckBank NV....................................   153,967      2,784,160
     Brunel International NV.........................    51,660      2,620,098
     Crown Van Gelder NV.............................    18,307        154,541
    *CSM NV..........................................   233,047      8,927,576
     DOCdata NV......................................    22,463        374,857
    #Exact Holding NV................................    61,464      1,989,670
     Fornix Biosciences NV...........................    27,365         64,499
    #Grontmij NV.....................................    74,782      1,681,986
    *Heijmans NV.....................................    41,388      1,400,722
     Hunter Douglas NV...............................     2,603        139,424
    #Imtech NV.......................................   272,622     10,353,369
   #*Kardan NV.......................................    84,183        499,558
     KAS Bank NV.....................................    50,870        899,638
   #*Kendrion NV.....................................    39,829      1,029,572
     Koninklijke Bam Groep NV........................   839,371      6,701,579
     Koninklijke Ten Cate NV.........................   104,333      4,828,971
   #*Koninklijke Wessanen NV.........................   175,479        781,042
    *LBi International NV............................   148,925        399,517
     Macintosh Retail Group NV.......................    45,811      1,274,531
     Mediq NV........................................   208,313      4,489,912
     Nederlandsche Apparatenfabriek NV...............    28,810      1,049,113
     Nutreco NV......................................   143,733     11,185,989

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CONTINUED

                                                   Shares        Value++
                                                   ------        -----
       NETHERLANDS -- (Continued)..............
         #*Ordina NV...........................   192,481   $  1,137,325
         #*Pharming Group NV...................   464,980        107,185
          *Punch Graphix NV....................    57,642        274,154
         #*Qurius NV...........................   335,655        137,659
          *Roto Smeets Group NV................    12,418        124,053
           Royal Reesink NV....................     1,784        227,286
           SBM Offshore NV.....................   556,537     16,276,196
           Sligro Food Group NV................    98,516      3,660,029
          *SNS Reaal Groep NV..................   473,018      2,906,086
          *Stern Groep NV......................     1,258         43,789
           Telegraaf Media Groep NV............   163,704      3,512,853
          *Textielgroep Twenthe NV.............     1,000             --
           TKH Group NV........................   108,651      3,395,550
         #*TomTom NV...........................   547,355      4,950,716
           Unit 4 NV...........................    80,164      3,007,687
          *USG People NV.......................   234,371      4,639,583
          *Wavin NV............................   155,457      2,780,359
                                                            ------------
       TOTAL NETHERLANDS.......................              142,774,154
                                                            ------------

       NORWAY -- (2.8%)........................
          #ABG Sundal Collier Holding ASA......   743,363        949,241
         #*Acta Holding ASA....................   588,069        386,714
          *Aker ASA............................     4,775        145,720
          #Aktiv Kapital ASA...................    82,564        562,361
          *Algeta ASA..........................    56,476      1,634,533
           Arendals Fosse Kompani ASA..........       100         34,776
          #Atea ASA............................   246,557      2,727,622
          *Austevoll Seafood ASA...............   204,981      1,574,907
          *Blom ASA............................    59,675          5,702
           Bonheur ASA.........................    50,200      1,574,861
          *BW Offshore, Ltd. ASA...............   968,052      2,510,265
         #*BWG Homes ASA.......................   241,807      1,130,593
          *Camillo Eitze & Co. ASA.............    58,200         97,295
           Cermaq ASA..........................   265,931      5,477,840
          *Clavis Pharma ASA...................     1,229         10,114
          *Copeinca ASA........................    76,559        735,881
          *Deep Sea Supply P.L.C. ASA..........   337,427        908,319
          *Det Norske Oljeselskap ASA..........   158,297        995,917
         #*DNO International ASA............... 3,379,836      5,072,464
          *Dockwise, Ltd. ASA..................    28,357        821,999
          *DOF ASA.............................   138,691      1,530,954
         #*EDB ErgoGroup ASA...................   265,425        733,478
         #*Eitzen Chemical ASA................. 1,219,666        207,258
           Ekornes ASA.........................   109,590      3,103,167
         #*Electromagnetic GeoServices ASA.....   326,537        798,915
          *Eltek ASA...........................   706,605        900,106
           Farstad Shipping ASA................    59,843      2,101,466
           Ganger Rolf ASA.....................    54,510      1,558,591
           Golar LNG, Ltd. ASA.................    27,613        871,270
           Golden Ocean Group, Ltd. ASA........   863,548      1,056,884
           Grieg Seafood ASA...................   122,305        464,944
         #*Havila Shipping ASA.................    22,400        256,227
          *Hurtigruten ASA.....................   288,792        267,706
         #*Kongsberg Automotive Holding ASA.... 1,766,658      1,759,747
           Kongsberg Gruppen ASA...............    40,077      1,253,925
          *Kverneland ASA......................   258,080        313,491
           Leroey Seafood Group ASA............    30,343        985,717
         #*Natural ASA.........................   388,026        167,112
          #Nordic Semiconductor ASA............   537,446      2,010,402
         #*Norse Energy Corp. ASA.............. 1,872,731        311,013
          *Norske Skogindustrier ASA Series A..   541,477      1,538,415

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                          Shares       Value++
                                                                          ------       -----
NORWAY -- (Continued).................................................
   *Northern Offshore, Ltd. ASA.......................................    88,112   $   231,897
  #*Norwegian Air Shuttle ASA.........................................    75,844     1,489,133
   *Norwegian Energy Co. ASA..........................................   720,771     1,972,941
   *Odfjell ASA Series A..............................................    92,300       878,804
    Olav Thon Eiendomsselskap ASA.....................................    12,960     2,243,695
   #Opera Software ASA................................................   295,148     1,655,571
  #*Panoro Energy ASA.................................................   122,537       161,267
   *PCI Biotech ASA...................................................     3,357        30,052
   *Petrolia ASA......................................................   715,748       189,369
  #*Photocure ASA.....................................................    33,562       304,495
  #*Pronova BioPharma ASA.............................................   406,796       664,734
    Prosafe ASA.......................................................   719,875     5,844,027
   *Q-Free ASA........................................................    80,000       278,879
   #Salmar ASA........................................................    13,703       177,045
    Scana Industrier ASA..............................................   319,755       449,051
  #*Seabird Exploration, Ltd. ASA.....................................   227,860       118,033
   *Sevan Marine ASA.................................................. 2,385,768     1,684,178
   *Siem Offshore, Inc. ASA...........................................   276,689       642,851
    Solstad Offshore ASA..............................................    57,239     1,396,845
   *Songa Offshore SE.................................................   598,986     3,659,798
    SpareBanken 1 SMN.................................................   273,273     2,745,673
    TGS Nopec Geophysical Co. ASA.....................................   153,836     4,050,364
   #Tomra Systems ASA.................................................   619,160     5,313,089
  #*TTS Marine ASA....................................................    41,000        68,805
   #Veidekke ASA......................................................   327,908     3,311,883
   #Wilh Wilhelmsen Holding ASA.......................................    62,749     1,899,342
                                                                                   -----------
TOTAL NORWAY..........................................................              91,009,733
                                                                                   -----------

PORTUGAL -- (0.8%)....................................................
  #*Altri SGPS SA.....................................................   369,405       892,623
   #Banco BPI SA...................................................... 1,070,133     1,923,588
   #Banco Comercial Portugues SA...................................... 2,580,403     2,058,711
    Banif SGPS SA.....................................................   544,105       563,912
   *Corticeira Amorim SGPS SA.........................................   223,729       397,638
    Ibersol SGPS SA...................................................    20,401       243,262
  #*Impresa SGPS SA...................................................   369,303       524,610
   *Investimentos Participacoes e Gestao SA...........................   319,480       146,388
    Mota-Engil SGPS SA................................................   359,581       954,435
    Novabase SGPS SA..................................................    65,729       302,083
   *ParaRede SGPS SA..................................................    94,525        37,868
   #Portucel-Empresa Produtora de Pasta de Papel SA...................   815,988     3,055,188
    Redes Energeticas Nacionais SA....................................   490,506     1,867,621
   *Sag Gest - Solucoes Automovel Globais SGPS SA.....................   251,556       171,484
    Sociedade de Investimento e Gestao SGPS SA........................   267,754     3,368,416
   *Sonae Capital SGPS SA.............................................    41,386        22,095
  #*Sonae Industria SGPS SA...........................................   280,764       619,728
   #Sonae SGPS SA..................................................... 2,661,199     3,195,284
   *Sonaecom SGPS SA..................................................   477,418     1,099,886
   *Sumol & Compal SA.................................................    67,967       134,554
   *Teixeira Duarte SA................................................   734,737       597,530
    Toyota Caetano Portugal SA........................................    53,308       292,142
   #Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA..   621,293     3,519,346
                                                                                   -----------
TOTAL PORTUGAL........................................................              25,988,392
                                                                                   -----------

SPAIN -- (4.7%).......................................................
   #Abengoa SA........................................................   152,311     5,077,766
    Adolfo Dominguez SA...............................................    20,351       266,070
    Almirall SA.......................................................   165,879     1,890,048
  #*Amper SA..........................................................    96,925       580,457
   #Antena 3 de Television SA.........................................   269,528     2,498,382
   *Azkoyen SA........................................................    70,532       238,797

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                    Shares      Value++
                                                                    ------      -----
SPAIN -- (Continued)...........................................
  Banco de Sabadell SA Convertible Shares......................    212,446   $  223,733
  #*Banco de Valencia SA.......................................    473,829    1,915,815
   #Banco Pastor SA............................................    325,141    1,570,208
   #Bankinter SA...............................................    863,038    6,437,495
   *Baron de Ley SA............................................     13,910      998,447
   #Bolsas y Mercados Espanoles SA.............................    229,253    7,761,231
   #Caja de Ahorros del Mediterraneo SA........................    116,412      835,741
    Campofrio Food Group SA....................................     95,179    1,299,200
   #Cementos Portland Valderrivas SA...........................     44,274    1,009,134
  #*Cie Automotive SA..........................................     91,377      806,982
   *Codere SA..................................................     52,470      849,510
    Compania Vinicola del Norte de Espana SA...................     16,119      360,200
    Construcciones y Auxiliar de Ferrocarriles SA..............      7,518    4,580,935
  #*Corporacion Dermoestetica SA...............................     30,628       76,392
    Dinamia Capital Privado Sociedad de Capital Riesgo SA......     18,828      228,622
    Duro Felguera SA...........................................    276,209    2,347,117
   #Ebro Foods SA..............................................    317,629    7,836,896
   #Elecnor SA.................................................    198,254    3,345,736
   *Ercros SA..................................................    243,367      372,767
   #Faes Farma SA..............................................    569,409    2,290,238
    Fersa Energias Renovables SA...............................     10,651       20,426
   #Fluidra SA.................................................     44,548      187,867
    Fomento de Construcciones y Contratas SA...................     28,569      970,596
   *Gamesa Corp Tecnologica SA.................................    651,846    6,125,068
  #*General de Alquiler de Maquinaria SA.......................     32,241       85,898
  #*Gestevision Telec, Inc. SA.................................    308,403    3,466,768
   #Grifols SA.................................................    457,616    9,058,317
    Grupo Catalana Occidente SA................................    162,080    4,248,687
  #*Grupo Empresarial Ence SA..................................    684,964    2,866,680
   *Grupo Ezentis SA...........................................  1,009,562      668,482
   *Grupo Tavex SA.............................................    244,131      168,791
    Iberpapel Gestion SA.......................................     25,850      574,736
   #Indra Sistemas SA..........................................    329,776    7,479,825
   *Inmobiliaria Colonial SA...................................  1,399,034      159,590
    Inmobiliaria del Sur SA....................................      2,902       50,916
   *International Consolidated Airlines Group SA...............    779,815    3,109,327
  #*Jazztel P.L.C..............................................    733,453    4,484,344
   *La Seda de Barcelona SA.................................... 10,928,289    1,326,485
    Laboratorios Farmaceuticos Rovi SA.........................     40,016      308,170
    Miquel y Costas & Miquel SA................................     26,111      871,333
  #*Natra SA...................................................    109,456      283,569
   *Natraceutical SA...........................................    645,689      328,732
  #*NH Hoteles SA..............................................    421,083    3,554,147
   *Nicolas Correa SA..........................................     26,994       85,202
   *NYESA Valores Corp SA......................................      4,754        6,682
    Obrascon Huarte Lain SA....................................    142,309    5,829,917
   #Papeles y Cartones de Europa SA............................    226,938    1,391,489
   #Pescanova SA...............................................     36,768    1,529,457
    Prim SA....................................................     39,424      314,802
  #*Promotora de Informaciones SA..............................    799,750    2,262,294
    Prosegur Cia de Seguridad SA...............................     87,574    5,347,007
  #*Quabit Inmobiliaria SA.....................................    788,621      195,182
   *Realia Business SA.........................................    244,006      638,249
   *Renta Corp Real Estate SA..................................     20,828       40,032
  #*Reyal Urbis SA.............................................     24,393       40,564
  #*Sacyr Vallehermoso SA......................................     39,770      502,248
   *Service Point Solutions SA (B07NKR8).......................    569,163      378,175
   *Service Point Solutions SA (B3WDD75).......................    158,320      105,289
   *Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA..    227,522      550,522
   #Sol Melia SA...............................................    206,682    2,694,609
   #Solaria Energia y Medio Ambiente SA........................     73,144      242,159

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares        Value++
                                                    ------        -----
      SPAIN -- (Continued)......................
        #*SOS Corp. Alimentaria SA.............. 1,295,008   $  1,228,249
          Tecnicas Reunidas SA..................    86,912      5,459,075
         #Telecomunicaciones y Energia SA.......   146,125        476,033
        #*Tubacex SA............................   427,191      1,829,654
         *Tubos Reunidos SA.....................   416,951      1,376,803
          Unipapel SA...........................    47,385        884,193
        #*Vertice Trescientos Sesenta Grados SA.    57,183         19,646
          Vidrala SA............................    67,941      2,184,456
          Viscofan SA...........................   183,430      8,086,591
        #*Vocento SA............................   196,990      1,040,633
         *Vueling Airlines SA...................    14,609        205,514
        #*Zeltia SA.............................   637,268      2,655,655
                                                             ------------
      TOTAL SPAIN...............................              153,697,054
                                                             ------------

      SWEDEN -- (6.6%)..........................
          Aarhuskarlshamn AB....................    87,520      2,867,999
         #Acando AB.............................   224,754        602,542
        #*Active Biotech AB.....................   145,913      2,392,262
         *AddNode AB............................     1,810         11,195
         #Addtech AB Series B...................    61,067      1,951,428
         #AF AB.................................   101,047      2,248,952
         *Anoto Group AB........................    68,800         56,381
          Aros Quality Group AB.................    41,400        416,563
          Atrium Ljungberg AB Series B..........    19,283        269,407
          Avanza Bank Holding AB................    55,502      2,030,540
          Axfood AB.............................    93,882      3,448,166
         #Axis Communications AB................   183,851      4,687,495
         #B&B Tools AB..........................    84,889      1,615,317
        #*BE Group AB...........................   170,187      1,268,726
         #Beiger Electronics AB.................    17,952        756,583
          Beijer Alma AB........................    58,475      1,357,239
          Bergs Timber AB Series B..............    13,939         48,100
         *Betsson AB............................   100,729      2,269,187
         #Bilia AB Series A.....................   113,425      2,916,181
         #Billerud AB...........................   347,100      4,223,711
        #*BioGaia AB Series B...................    40,093        781,003
        #*BioInvent International AB............   123,937        556,962
         #Biotage AB............................   141,240        154,737
         #Bjorn Borg AB.........................    64,280        629,821
         *Bjorn Borg AB Redemption Shares.......   128,560         55,318
          Bong Ljungdahl AB.....................    24,800        132,062
         *Boras Waefveri AB Series B............     6,564          1,434
         *Brinova Fastigheter AB................        98          1,965
         *Bure Equity AB........................   269,207      1,528,460
         #Cantena AB............................    56,762      1,209,786
         *Castellum AB..........................   518,808      8,042,643
         *Catella AB............................   226,140        524,169
         #Clas Ohlson AB Series B...............   124,325      2,006,151
          Cloetta AB............................    55,296        332,688
         #Concordia Maritime AB Series B........    70,300        210,551
         *Connecta AB...........................    16,372        246,406
          Consilium AB Series B.................    16,994         56,223
         *CyberCom Group AB.....................    21,827         74,950
         *Dedicare AB Series B..................    16,575          3,840
        #*Diamyd Medical AB.....................    52,148      1,077,235
          DORO AB...............................    94,695        523,437
         #Duni AB...............................    79,837        886,329
        #*East Capital Explorer AB..............    51,309        681,488
          Elekta AB Series B....................   302,500     13,805,452
          Enea AB...............................    56,200        495,406
         *Eniro AB..............................   170,822        646,190

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                         Shares       Value++
   SWEDEN -- (Continued)
      *Etrion Corp. AG                                   42,476   $    42,116
     #*Fabege AB                                        472,837     5,429,446
      #Fagerhult AB                                      16,891       528,578
      *Fastighets AB Balder Class B                      65,509       520,423
       Fenix Outdoor AB                                   2,009        63,239
      #G & L Beijer AB Series B                          28,903     1,357,344
      *Global Health Partner AB                             827         1,609
     #*Gunnebo AB                                       145,117     1,028,899
      #Hakon Invest AB                                  155,968     2,750,617
      *Haldex AB                                        139,583     2,461,468
       Heba Fastighets AB Series B                       43,500       495,341
      #Hexpol AB                                         69,236     1,793,150
     #*HIQ International AB                             155,416     1,049,297
      *HMS Networks AB                                    6,034       106,015
      #Hoganas AB Series B                               91,448     3,797,939
      #Holmen AB                                        154,746     5,710,608
       HQ AB                                             19,037        12,434
       Hufvudstaden AB Class A                           73,011       936,570
       Industrial & Financial Systems AB Series B        56,454     1,158,164
      #Indutrade AB                                      41,274     1,458,284
      *Intrum Justitia AB                               215,948     3,272,683
      #JM AB                                            291,954     8,336,131
      #KappAhl AB                                       195,033     1,155,718
     #*Karo Bio AB                                      810,178       246,009
      #Klovern AB                                       372,606     2,022,413
      *KNOW IT AB                                        44,483       653,682
      #Kungsleden AB                                    478,661     5,050,127
       Lagercrantz Group AB Series B                     68,891       718,197
      #Lammhults Design Group AB                         19,547       106,306
     #*Lennart Wallenstam Byggnads AB Series B          128,653     4,193,787
     #*Lindab International AB                           94,725     1,264,361
     #*Loomis AB                                        201,337     3,197,674
      *Lundin Petroleum AB                              699,240    10,612,260
      #Meda AB Series A                                 668,782     7,085,203
     #*Medivir AB                                        66,718     1,550,212
       Mekonomen AB                                      59,873     2,309,793
      *Micronic Mydata AB                               245,212       633,222
      *Midsona AB Series B                                1,733         5,418
       NCC AB Series B                                  270,080     7,222,372
      *Nederman Holding AB                                1,296        26,143
     #*Net Entertainment AB Redemption Shares            34,920        11,558
     #*Net Entertainment NE AB                           34,920       317,666
     #*Net Insight AB                                 1,012,579       618,644
       New Wave Group AB Series B                       152,864     1,258,876
      #NIBE Industrier AB                               231,854     3,954,071
      #Niscayah Group AB                                902,535     1,852,372
      *Nobia AB                                         493,534     3,936,732
      #Nolato AB Series B                                75,775       913,131
      *Nordic Mines AB                                   94,674     1,003,075
     #*Nordnet AB                                       105,236       404,220
      #OEM International AB Series B                     44,400       478,422
      *Opcon AB                                          11,134        33,291
     #*ORC Software AB                                   69,992     1,123,957
      *Orexo AB                                          63,035       486,568
      *PA Resources AB                                1,363,019     1,003,767
      *Partnertech AB                                    28,800       170,608
      #Peab AB Series B                                 505,514     4,677,882
      #Poolia AB Series B                                33,150       178,143
     #*Pricer AB                                      2,102,090       528,425
      #ProAct IT Group AB                                29,271       701,773
     #*Proffice AB                                      231,361     1,302,390

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                     Shares        Value++
     SWEDEN -- (Continued)
        *Profilgruppen AB                            13,582   $    109,894
        #RaySearch Laboratories AB                   45,598        257,566
         Readsoft AB Series B                        29,666         84,977
        *Rederi AB Transatlantic                    108,032        465,782
        *Rezidor Hotel Group AB                     251,583      1,814,903
       #*RNB Retail & Brands AB                     411,548        435,972
        *Rottneros AB                                84,545         66,356
         Saab AB                                    150,042      3,389,398
        *Sagax AB                                       409         14,207
       #*SAS AB                                     476,547      1,585,597
        *Seco Tools AB                               77,776      1,507,465
        *Sectra AB                                   16,399         92,421
        *Semcon AB                                   39,900        335,134
         Sigma AB Series B                           25,800         32,432
        *Sintercast AB                               11,800        124,191
        #Skistar AB                                  97,008      1,669,048
        *Studsvik AB                                 21,900        226,794
         Sweco AB                                   187,009      1,995,344
       #*Swedish Orphan Biovitrum AB                323,052      1,342,944
       #*TradeDoubler AB                            111,622        896,119
        #Trelleborg AB Series B                     878,565     10,632,177
         Uniflex AB Series B                          3,630        149,209
         VBG AB Series B                              1,084         21,783
         Vitrolife AB                                41,500        269,780
       #*Wihlborgs Fastigheter AB                   100,295      3,020,440
                                                              ------------
     TOTAL SWEDEN                                              215,961,436
                                                              ------------

     SWITZERLAND -- (13.6%)
         Acino Holding AG                             8,398        807,784
        *Addex Pharmaceuticals, Ltd.                  1,491         17,070
         Advanced Digital Broadcast Holdings SA       2,024         58,380
        *Affichage Holding SA                         5,703      1,069,767
        *AFG Arbonia-Forster Holding AG              46,165      1,907,901
         Allreal Holding AG                          34,807      5,714,243
         ALSO-Actebis Holding AG                     16,195        956,106
         Aryzta AG                                  289,931     16,171,926
        *Ascom Holding AG                           160,822      2,611,513
        *Austriamicrosystems AG                      35,287      2,003,649
        #Bachem Holdings AG                          24,136      1,434,031
        *Bank Coop AG                                31,460      2,443,933
         Bank Sarasin & Cie AG Series B             182,505      8,019,344
         Banque Cantonale de Geneve SA                4,021      1,088,286
         Banque Cantonale du Jura SA                  4,500        322,384
         Banque Cantonale Vaudoise AG                 8,999      5,532,971
         Banque Privee Edmond de Rothschild SA          157      5,048,965
         Barry Callebaut AG                           6,333      6,057,332
         Basellandschaftliche Kantonalbank AG           582        847,801
        *Basilea Pharmaceutica AG                    18,473      1,481,118
         Basler Kantonalbank AG                       4,236        695,367
        *Belimo Holdings AG                           1,830      4,233,682
         Bell AG                                         47        120,691
         Bellevue Group AG                           27,519        868,232
         Berner Kantonalbank AG                      23,232      6,616,245
         BKW FMB Energie AG                          21,890      1,455,148
        *Bobst Group AG                              39,409      1,910,234
        *Bossard Holding AG                           8,386      1,459,652
         Bucher Industries AG                        33,342      8,133,290
         Burckhardt Compression Holding AG            6,584      2,116,605
         Calida Holding AG                            7,920        286,391
         Carlo Gavazzi Holding AG                     1,065        253,609
         Centralschweizerische Kraftwerke AG            133         50,869

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                     Shares       Value++
       SWITZERLAND -- (Continued)
           Cham Paper Holding AG                        621   $   155,904
          *Charles Voegele Holding AG                32,044     2,560,762
          *Cicor Technologies, Ltd. AG                1,819        91,263
          *Cie Financiere Tradition SA                6,784       947,559
         #*Clariant AG                              928,757    19,280,933
           Coltene Holding AG                        13,764       845,196
           Conzzeta AG                                1,345     4,045,421
          *Cytos Biotechnology AG                     3,034        38,763
           Daetwyler Holding AG                      28,985     2,847,585
          *Dufry AG                                  65,162     8,524,342
           Edipresse SA                               1,527       851,814
           EFG International AG                     205,702     3,071,706
          #EGL AG                                     3,062     2,565,414
          *ELMA Electronic AG                           472       237,685
           Emmi AG                                   13,244     3,294,500
           EMS-Chemie Holding AG                     28,622     5,910,221
           Energiedienst Holding AG                  71,249     4,939,353
          *Feintol International Holding AG           1,601       602,271
           Flughafen Zuerich AG                      14,025     6,179,963
           Forbo Holding AG                           6,314     5,166,763
          #Galenica Holding AG                       18,828    12,432,711
          *GAM Holding AG                           780,910    15,391,811
          *Gategroup Holding AG                      51,814     2,776,953
          *George Fisher AG                          15,351    10,037,208
          *Gottex Fund Management Holdings, Ltd.        824         6,166
           Gurit Holding AG                           1,489     1,161,751
           Helvetia Holding AG                       22,754    10,683,310
          *Huber & Suhner AG                          7,291       542,035
          *Implenia AG                               49,733     1,803,855
          *Inficon Holding AG                         4,851     1,144,041
          *Interroll Holding AG                       2,404     1,209,146
           Intershop Holding AG                       3,559     1,262,942
           Kaba Holding AG                           11,858     5,294,997
          *Kardex AG                                 21,055       613,582
          *Komax Holding AG                           9,976     1,244,362
          #Kudelski SA                              107,664     1,974,399
          #Kuoni Reisen Holding AG                   13,163     6,057,222
         #*LEM Holding SA                             3,667     2,537,753
          *Liechtensteinische Landesbank AG           8,371       735,865
          *LifeWatch AG                              55,532       491,221
         #*Logitech International SA                676,961     9,387,974
          *Lonza Group AG                            64,245     5,524,929
           Luzerner Kantonalbank AG                  17,399     6,561,550
           Metall Zug AG                                214       989,747
         #*Meyer Burger Technology AG               200,895    10,050,669
          *Micronas Semiconductor Holding AG        104,431       998,093
          *Mikron Holding AG                            585         5,511
           Mobilezone Holding AG                    119,357     1,434,959
           Mobimo Holding AG                         11,079     2,681,832
          *Nobel Biocare Holding AG                 478,680    10,633,007
          *OC Oerlikon Corp. AG                     338,728     2,975,875
          *Orascom Development Holding AG             4,209       179,229
           Orell Fuessli Holding AG                   4,930       746,243
          *Panalpina Welttransport Holding AG        46,070     6,241,408
          *Parco Industriale e Immobiliare SA           600         2,428
           Partners Group Holding AG                 28,691     6,095,578
          *Petroplus Holdings AG                    370,438     5,551,866
          #Phoenix Mecano AG                          3,100     2,564,900
          *Precious Woods Holding AG                     49         1,059
           PSP Swiss Property AG                    148,327    13,503,004
          *PubliGroupe SA                             1,404       247,190

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                Shares          Value++
                                                                ------          -------
SWITZERLAND -- (Continued)
   *Rieters Holdings AG.....................................    15,956   $    6,875,846
    Romande Energie Holding SA..............................     2,714        5,205,711
   *Schaffner Holding AG....................................     2,066          791,956
   *Schmolz & Bickenbach AG.................................    27,552          327,658
   #Schulthess Group AG.....................................    15,750        1,042,512
    Schweiter Technologies AG...............................     4,191        3,299,155
    Schweizerische National-Versicherungs-Gesellschaft AG...    45,227        1,944,776
   *Siegfried Holding AG....................................     8,312        1,008,003
    Sika AG.................................................     1,823        4,656,575
    Societa Elettrica Sopracenerina SA......................     2,340          639,989
    St. Galler Kantonalbank AG..............................     9,942        5,573,402
   #Straumann Holding AG....................................    21,440        5,608,957
    Sulzer AG...............................................    76,216       13,768,437
    Swiss Life Holding AG...................................    93,938       17,151,719
    Swisslog Holding AG.....................................   914,407          930,670
   *Swissmetal Holding AG...................................    13,504           98,154
    Swissquote Group Holding SA.............................    47,450        3,043,714
    Tamedia AG..............................................    14,891        2,446,660
    Tecan Group AG..........................................    41,765        3,480,704
  #*Temenos Group AG........................................   259,801        8,642,205
   *Tornos Holding AG.......................................    38,028          612,318
   *U-Blox AG...............................................     6,004          343,513
   *Uster Technologies AG...................................     1,678           67,964
    Valartis Group AG.......................................       936           22,449
   #Valiant Holding AG......................................    45,484        6,467,216
    Valora Holding AG.......................................    12,070        4,121,260
    Vaudoise Assurances Holding SA..........................     3,213        1,051,439
    Verwaltungs und Privat-Bank AG..........................     6,754          893,764
   *Vetropack Holding AG....................................       139          304,376
    Villars Holding SA......................................       150           93,555
  #*Von Roll Holding AG.....................................   104,203          542,544
    Vontobel Holdings AG....................................   121,104        4,937,135
    VZ Holding AG...........................................       311           48,533
    Walliser Kantonalbank AG................................     1,416        1,212,253
    Winterthur Technologie AG...............................     2,940          211,025
    WMH Walter Meier Holding AG.............................     4,738        1,298,942
    Ypsomed Holdings AG.....................................     5,826          383,458
    Zehnder Group AG........................................       896        2,828,284
  #*Zueblin Immobilien Holding AG...........................    94,865          427,723
    Zuger Kantonalbank AG...................................       623        4,033,035
                                                                         --------------
TOTAL SWITZERLAND...........................................                444,167,907
                                                                         --------------

UNITED KINGDOM -- (0.1%)
   *Bwin.Party Digital Entertainment P.L.C.................. 1,007,079        2,580,663
   *Stolt-Nielsen, Ltd. P.L.C...............................    18,683          452,448
                                                                         --------------
TOTAL UNITED KINGDOM........................................                  3,033,111
                                                                         --------------

TOTAL COMMON STOCKS.........................................              2,696,329,488
                                                                         --------------

RIGHTS/WARRANTS -- (0.0%)

BELGIUM -- (0.0%)
   *Agfa-Gevaert NV STRIP VVPR..............................   122,950              364
   *Deceuninck NV STRIP VVPR................................   247,412              366
  #*Nyrstar NV STRIP VVPR...................................   178,031            1,055
   *RealDolmen NV STRIP VVPR................................     6,067               58
   *SAPEC SA STRIP VVPR.....................................        75              211
   *Zenitel NV STRIP VVPR...................................     8,654               26
                                                                         --------------
TOTAL BELGIUM...............................................                      2,080
                                                                         --------------

DENMARK -- (0.0%)
   *Ostjydsk Bank A.S. Rights 05/12/11......................     2,554            8,623
                                                                         --------------

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CONTINUED

                                                                                                               Shares
                                                                                                               ------
FRANCE -- (0.0%)........................................................................................
  #*Archos SA Rights 05/04/11...........................................................................       18,355

GREECE -- (0.0%)........................................................................................
   *Bank of Cyprus Public Co. Rights 05/17/11...........................................................    1,330,208

ITALY -- (0.0%).........................................................................................
   *Intek SpA Warrants 12/30/11.........................................................................       62,985
   *KME Group SpA Warrants 12/30/11.....................................................................      194,148

TOTAL ITALY.............................................................................................


NORWAY -- (0.0%)........................................................................................
   *Norse Energy Corp. ASA Rights 07/02/11..............................................................      131,653

PORTUGAL -- (0.0%)
   *Banco Comercial Portugues SA Rights 05/05/11........................................................    2,357,781

SPAIN -- (0.0%)
  #*Banco de Valencia SA Rights 05/09/11................................................................      473,829
  #*Banco Pastor SA Rights 05/12/11.....................................................................      325,141
  #*Bankinter SA Rights 04/15/11........................................................................       34,800

TOTAL SPAIN.............................................................................................


SWITZERLAND -- (0.0%)
   *Schmolz & Bickenbach AG Rights 04/28/11.............................................................       27,552

TOTAL RIGHTS/WARRANTS...................................................................................


                                                                                                                 Face
                                                                                                               Amount
                                                                                                               ------
                                                                                                                (000)
TEMPORARY CASH INVESTMENTS -- (0.0%)
    Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $980,000 FNMA
     2.24%, 07/06/15, valued at $1,004,500) to be repurchased at $985,016............................... $        985


                                                                                                              Shares/
                                                                                                                 Face
                                                                                                               Amount
                                                                                                              -------
                                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (17.4%)
(S)@DFA Short Term Investment Fund......................................................................  565,595,550
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized
 by $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,822,713)## to be
 repurchased at $1,786,980.............................................................................. $      1,787

TOTAL SECURITIES LENDING COLLATERAL.....................................................................


TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,542,449,640)

                                                                                                                Value++
                                                                                                                -------
FRANCE -- (0.0%)........................................................................................
  #*Archos SA Rights 05/04/11........................................................................... $       14,164
                                                                                                         --------------
GREECE -- (0.0%)........................................................................................
   *Bank of Cyprus Public Co. Rights 05/17/11...........................................................             --
                                                                                                         --------------
ITALY -- (0.0%).........................................................................................
   *Intek SpA Warrants 12/30/11.........................................................................          2,146
   *KME Group SpA Warrants 12/30/11.....................................................................          3,307
                                                                                                         --------------
TOTAL ITALY.............................................................................................          5,453
                                                                                                         --------------

NORWAY -- (0.0%)........................................................................................
   *Norse Energy Corp. ASA Rights 07/02/11..............................................................          1,757
                                                                                                         --------------
PORTUGAL -- (0.0%)
   *Banco Comercial Portugues SA Rights 05/05/11........................................................         80,321
                                                                                                         --------------
SPAIN -- (0.0%)
  #*Banco de Valencia SA Rights 05/09/11................................................................         37,196
  #*Banco Pastor SA Rights 05/12/11.....................................................................         34,192
  #*Bankinter SA Rights 04/15/11........................................................................            567
                                                                                                         --------------
TOTAL SPAIN.............................................................................................         71,955
                                                                                                         --------------

SWITZERLAND -- (0.0%)
   *Schmolz & Bickenbach AG Rights 04/28/11.............................................................            319
                                                                                                         --------------
TOTAL RIGHTS/WARRANTS...................................................................................        184,672
                                                                                                         --------------


                                                                                                                 Value+
                                                                                                                 ------

TEMPORARY CASH INVESTMENTS -- (0.0%)
    Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $980,000 FNMA
     2.24%, 07/06/15, valued at $1,004,500) to be repurchased at $985,016...............................        985,000
                                                                                                         --------------






SECURITIES LENDING COLLATERAL -- (17.4%)
(S)@DFA Short Term Investment Fund......................................................................    565,595,550
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized
 by $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,822,713)## to be
 repurchased at $1,786,980..............................................................................      1,786,974
                                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL.....................................................................    567,382,524
                                                                                                         --------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,542,449,640)                                                                                  $3,264,881,684
                                                                                                         ==============

                       THE CANADIAN SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                        Shares       Value++
                                                        ------       -------
    COMMON STOCKS -- (77.9%)
    Consumer Discretionary -- (7.8%)
       *AlarmForce Industries, Inc..................     4,310   $    46,464
        Astral Media, Inc. Class A..................   195,947     7,623,325
       *Azure Dynamics Corp......................... 1,038,923       329,416
      #*Ballard Power Systems, Inc..................   376,152       779,219
        BMTC Group, Inc.............................    12,065       292,013
       *Brick, Ltd. (The)...........................    72,007       170,476
       #Cineplex, Inc...............................    94,648     2,465,860
      #*Coastal Contacts, Inc.......................   218,145       643,264
        Cogeco Cable, Inc...........................    66,661     3,198,657
        Cogeco, Inc.................................     3,351       150,523
       #Corus Entertainment, Inc. Class B...........   295,300     6,207,807
       *DHX Media, Ltd..............................       800           769
      #*Dollarama, Inc..............................   197,346     6,184,335
        Dorel Industries, Inc. Class B..............   107,500     3,574,433
        easyhome, Ltd...............................     3,600        32,798
        Forzani Group, Ltd. Class A.................   137,700     2,718,634
        Gamehost, Inc...............................     2,233        26,905
       *Glacier Media, Inc..........................   137,300       348,275
        Glentel, Inc................................    29,500     1,136,162
      #*Great Canadian Gaming Corp..................   299,900     2,481,865
        Groupe Aeroplan, Inc........................   696,151     9,542,967
      #*Imax Corp...................................   270,137     9,496,123
       *Indigo Books & Music, Inc...................       746        10,368
       #Le Chateau, Inc. Class A....................    80,200       911,219
        Leon's Furniture, Ltd.......................   141,209     1,999,895
        Linamar Corp................................   191,380     4,294,242
      #*Martinrea International, Inc................   259,041     2,332,642
        MDC Partners, Inc...........................     2,618        43,719
      #*MEGA Brands, Inc............................   742,139       431,408
       *Mood Media Corp.............................    14,271        49,171
        Quebecor, Inc. Class B......................   169,593     6,024,437
        Reitmans Canada, Ltd........................    12,856       227,730
        Reitmans Canada, Ltd. Class A...............   202,400     3,732,896
       #RONA, Inc...................................   470,775     6,881,381
        Sears Canada, Inc...........................    28,360       595,885
        Torstar Corp. Class B.......................   218,677     3,231,099
        TVA Group, Inc. Class B.....................     7,000       107,277
        Uni-Select, Inc.............................    56,056     1,626,314
       #Yellow Media, Inc........................... 1,067,617     5,371,090
                                                                 -----------
    Total Consumer Discretionary....................              95,321,063
                                                                 -----------

    Consumer Staples -- (1.9%)
        Alliance Grain Traders, Inc.................    44,130     1,070,426
        Andrew Peller, Ltd..........................       400         3,851
       *Atrium Innovations, Inc.....................   145,836     2,484,676
      #*BioExx Specialty Proteins, Ltd..............   540,917     1,149,123
        Canada Bread Co., Ltd.......................    14,021       697,827
       *Colabor Group, Inc..........................    28,627       370,035
        Corby Distilleries, Ltd.....................    62,232     1,105,002
      #*Cott Corp...................................   489,396     4,360,417
       *GLG Life Tech Corp..........................    21,970       213,628
        High Liner Foods, Inc.......................     2,500        40,665
       #Jean Coutu Group (PJC), Inc. Class A (The)..   400,161     4,440,829
        Liquor Stores N.A., Ltd.....................    18,834       300,182
        Maple Leaf Foods, Inc.......................   331,126     4,122,670
       *North West Co., Inc. (The)..................    35,822       748,887
       #Premium Brands Holdings Corp................    48,250       834,807
        Rogers Sugar, Inc...........................     3,700        20,961

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                        Shares       Value++
                                                        ------       -------
    Consumer Staples -- (Continued).................
       *SunOpta, Inc................................   187,529   $ 1,327,955
       *Sun-Rype Products, Ltd......................       100           820
                                                                 -----------
    Total Consumer Staples..........................              23,292,761
                                                                 -----------

    Energy -- (19.7%)...............................
       *Advantage Oil & Gas, Ltd....................   616,631     5,239,881
        Akita Drilling, Ltd.........................    42,000       497,173
       #AltaGas, Ltd................................   257,664     6,911,708
       *Alter NRG Corp..............................    27,163        34,164
      #*Anderson Energy, Ltd........................   517,691       574,513
       *Angle Energy, Inc...........................   226,032     2,267,129
       *Antrim Energy, Inc..........................   487,500       468,874
      #*Arsenal Energy, Inc.........................   420,450       346,616
        AvenEx Energy Corp..........................    44,296       284,648
       *Bankers Petroleum, Ltd......................   810,182     7,107,235
       *Bellatrix Exploration, Ltd..................   302,974     1,757,995
       *Bengal Energy, Ltd..........................    86,167       142,982
      #*Birchcliff Energy, Ltd......................   355,600     4,915,973
       *BlackPearl Resources, Inc...................   954,830     8,043,117
       #Bonterra Energy Corp........................    38,462     2,296,785
        Calfrac Well Services, Ltd..................   114,664     4,056,232
      #*Calmena Energy Services, Inc................    91,271        57,879
       *Calvalley Petroleum, Inc....................   319,339     1,026,043
      #*Canadian Energy Services & Technology Corp..    42,261     1,741,985
        Canyon Services Group, Inc..................   128,749     1,981,277
       #Cathedral Energy Services, Ltd..............    65,130       640,183
       *CE Franklin, Ltd............................    20,400       199,871
       *Celtic Exploration, Ltd.....................   260,600     5,343,381
       *Cequence Energy, Ltd........................   184,348       672,198
       *Chinook Energy, Inc.........................    92,783       198,089
       *CIC Energy Corp.............................    31,465       143,000
      #*Cinch Energy Corp...........................   295,765       353,236
       *Compton Petroleum Corp......................   779,146       251,165
       *Connacher Oil & Gas, Ltd.................... 1,458,126     2,065,094
      #*Corridor Resources, Inc.....................   367,780     1,807,512
       *Crew Energy, Inc............................   285,496     4,933,530
       *Crocotta Energy, Inc........................    78,066       174,919
       #Daylight Energy, Ltd........................   724,488     8,315,742
      #*Delphi Energy Corp..........................   352,280     1,009,014
      #*Denison Mines Corp.......................... 1,152,183     2,679,071
      #*Enbridge Income Fund Holdings, Inc..........    53,454     1,041,227
       #Ensign Energy Services, Inc.................   448,952     8,669,189
       *Epsilon Energy, Ltd.........................   180,811       735,742
       *Equal Energy, Ltd...........................    51,814       402,508
      #*Essential Energy Services, Ltd..............   216,364       493,945
       *Fairborne Energy, Ltd.......................   319,229     1,616,136
       *Flint Energy Services, Ltd..................   148,100     2,252,454
       *Forsys Metals Corp..........................   284,502       532,229
       *Galleon Energy, Inc. Class A................   298,237     1,103,239
       *GeoMark Exploration, Ltd....................    82,540       122,133
       *Gran Tierra Energy, Inc.....................   662,799     4,931,676
      #*Ivanhoe Energy, Inc.........................   936,785     2,633,671
       #Keyera Corp.................................    92,651     3,842,546
       *Legacy Oil & Gas, Inc.......................   422,302     6,016,626
      #*Mega Uranium, Ltd...........................   796,410       429,286
      #*MGM Energy Corp.............................    14,000         3,329
       *Midway Energy, Ltd..........................   187,768       912,892
       #Mullen Group, Ltd...........................   264,757     5,937,899
       #NAL Energy Corp.............................   374,861     4,940,566
      #*North American Energy Partners, Inc.........    48,513       551,709
       #Nuvista Energy, Ltd.........................   307,925     3,111,307

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                       Shares        Value++
                                                       ------        -------
    Energy -- (Continued)
       *Open Range Energy Corp.....................   145,611   $    811,045
      #*OPTI Canada, Inc...........................   926,355        234,979
      #*Orleans Energy, Ltd........................   214,080        610,914
      #*Pace Oil & Gas, Ltd........................   145,120      1,349,739
       *Paramount Resources, Ltd. Class A..........   134,639      4,183,678
       #Parkland Fuel Corp.........................   103,179      1,327,156
       #Pason Systems, Inc.........................   237,900      3,897,321
       *Peak Energy Services, Ltd..................     1,000            983
       #Perpetual Energy, Inc......................   394,093      1,724,404
       *Petrobank Energy & Resources, Ltd..........   189,354      4,006,624
       #Petrominerales, Ltd........................    93,623      3,583,035
       #Peyto Exploration & Development Corp.......   140,274      2,985,910
        PHX Energy Services Corp...................    18,716        244,891
       *Precision Drilling Corp....................   773,845     11,720,339
       *Progress Energy Resources Corp.............   529,187      7,237,415
       *ProspEx Resources, Ltd.....................   137,980        326,666
       #Provident Energy, Ltd......................   392,274      3,694,088
       *Pulse Seismic, Inc.........................   196,740        465,780
      #*Questerre Energy Corp......................   700,260        806,726
      #*Ram Power Corp.............................   288,358        213,339
       *Rock Energy, Inc...........................    93,933        500,367
       *Savanna Energy Services Corp...............   298,718      3,255,068
        ShawCor, Ltd...............................   222,500      7,962,638
      #*Sonde Resources Corp.......................    54,222        174,216
       *Southern Pacific Resource Corp.............   716,575      1,408,687
      #*SouthGobi Resources, Ltd...................   475,269      5,967,548
      #*Strateco Resources, Inc....................   143,143         90,774
       *Terra Energy Corp..........................   142,780        156,943
       *Tethys Petroleum, Ltd......................   266,989        403,524
        Total Energy Services, Inc.................    98,496      1,650,015
       *TransGlobe Energy Corp.....................   216,240      3,156,238
       #Trican Well Service, Ltd...................   494,693     12,192,824
       #Trilogy Energy Corp........................   191,610      4,615,327
        Trinidad Drilling, Ltd.....................   471,000      5,396,227
       *Twin Butte Energy, Ltd.....................   413,940      1,251,248
      #*UEX Corp...................................   608,088        629,843
      #*Uranium One, Inc........................... 1,819,900      7,578,509
      #*Ur-Energy, Inc.............................   248,507        396,603
       #Veresen, Inc...............................   215,715      3,100,697
       *Vero Energy, Inc...........................   189,256      1,210,166
       *Westfire Energy, Ltd.......................    29,031        261,729
       *Winstar Resources, Ltd.....................    90,801        389,634
       *Xtreme Coil Drilling Corp..................    87,444        531,420
       #Zargon Oil & Gas, Ltd......................    32,425        772,114
       *ZCL Composite, Inc.........................    90,700        311,552
                                                                ------------
    Total Energy...................................              241,607,466
                                                                ------------

    Financials -- (5.4%)
        AGF Management, Ltd. Class B...............   330,879      6,924,276
        Altus Group, Ltd...........................    10,326         96,586
       #Brookfield Real Estate Services, Inc.......     6,800        108,452
        Canaccord Capital, Inc.....................   289,695      4,378,416
       #Canadian Western Bank......................   240,300      7,698,032
       #Cash Store Financial Services, Inc. (The)..    51,170        808,531
        Clairvest Group, Inc.......................     1,900         29,329
       *Davis & Henderson Income Corp..............   103,746      2,097,618
       *Dundee Capital Markets, Inc................   189,580        290,536
       *EGI Financial Holdings, Inc................    14,650        137,032
        E-L Financial Corp., Ltd...................       309        157,741
        Equitable Group, Inc.......................    49,873      1,523,363
       *Equity Financial Holdings, Inc.............       800          7,610

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CONTINUED

                                                                 Shares       Value++
                                                                 ------       -------
Financials -- (Continued)
    Fiera Sceptre, Inc.........................................  36,300   $   318,438
    Firm Capital Mortgage Investment Corp......................   1,421        18,593
   *First Capital Realty, Inc..................................  40,000       695,873
   *First National Financial Corp..............................   4,495        85,753
   *FirstService Corp.......................................... 112,879     4,328,331
   *Genesis Land Development Corp..............................  69,817       346,816
   #Genworth MI Canada, Inc....................................  41,456     1,135,697
    Gluskin Shef & Associates, Inc.............................  61,507     1,368,411
    GMP Capital, Inc........................................... 222,742     3,559,540
    Guardian Capital Group, Ltd................................   3,510        36,912
    Home Capital Group, Inc.................................... 120,600     7,265,444
    Industrial Alliance Insurance & Financial Services, Inc.... 105,085     4,515,939
  #*Kingsway Financial Services, Inc........................... 244,847       258,782
    Laurentian Bank of Canada..................................  92,400     4,909,315
   *Mainstreet Equity Corp.....................................     500         9,343
   *Pacific & Western Credit Corp..............................   9,000        23,971
  #*Sprott Resource Lending Corp............................... 743,003     1,358,553
    Sprott, Inc................................................ 181,012     1,765,831
   #TMX Group, Inc............................................. 231,476     9,923,021
   *Westaim Corp............................................... 145,481        79,956
                                                                          -----------
Total Financials...............................................            66,262,041
                                                                          -----------

Health Care -- (2.4%)
  #*AEterna Zentaris, Inc...................................... 175,100       414,547
   *Bioniche Life Sciences, Inc................................  29,000        35,555
  #*Burcon NutraScience Corp...................................  61,338       609,393
   *Cangene Corp............................................... 163,800       389,526
   *Cardiome Pharma Corp....................................... 298,200     1,623,136
  #*CML HealthCare, Inc........................................  62,698       676,580
   #Futuremed Healthcare Products Corp.........................  17,242       126,470
  #*Helix BioPharma Corp.......................................  13,153        41,705
   *Imris, Inc.................................................  50,758       432,394
  #*Labopharm, Inc............................................. 282,600       134,408
  #*Leisureworld Senior Care Corp..............................  16,492       184,068
    MDS, Inc................................................... 464,108     5,444,801
   *Noveko International, Inc..................................   9,300         6,192
   *Nuvo Research, Inc......................................... 415,600        48,318
  #*Oncolytics Biotech, Inc.................................... 170,643     1,038,846
  #*Paladin Labs, Inc..........................................  50,500     2,134,968
   *Patheon, Inc...............................................  15,800        37,907
   *ProMetic Life Sciences, Inc................................ 918,697       194,197
   *QLT, Inc................................................... 226,048     1,846,801
  #*Resverlogix Corp........................................... 110,620       226,817
   *SXC Health Solutions Corp.................................. 187,154    10,343,268
   *Tekmira Pharmaceuticals Corp...............................   5,073        15,227
  #*Theratechnologies, Inc..................................... 297,100     1,381,641
  #*Transition Therapeutics, Inc...............................  74,633       304,480
  #*TSO3, Inc.................................................. 129,052       212,779
   *Valeant Pharmaceuticals International, Inc.................  25,535     1,346,717
   *YM Biosciences, Inc........................................ 193,286       641,461
                                                                          -----------
Total Health Care..............................................            29,892,202
                                                                          -----------

Industrials -- (7.7%)
   #Aecon Group, Inc........................................... 204,400     2,022,073
   #AG Growth International, Inc...............................  39,439     2,033,329
  #*Air Canada................................................. 192,228       469,320
   *Alexco Resource Corp....................................... 164,650     1,581,851
    Algoma Central Corp........................................   2,569       266,091
    Armtec Infrastructure, Inc.................................  20,050       338,634
   *ATS Automation Tooling System, Inc......................... 321,817     2,329,912
    Bird Construction, Inc.....................................  28,419       370,350

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CONTINUED

                                                      Shares       Value++
                                                      ------       -------
      Industrials -- (Continued)
         #Black Diamond Group, Ltd..................  42,275   $ 1,221,581
          CAE, Inc.................................. 530,943     7,154,810
          Canadian Helicopters Group, Inc...........  14,088       337,254
          Cargojet, Inc.............................     700         6,311
          Chorus Aviation, Inc......................     300         1,671
        #*Churchill Corp. Class A (The).............  71,113     1,550,559
         *Clarke, Inc...............................  98,238       477,614
        #*Contrans Group, Inc.......................  71,309       678,308
          DirectCash Payments, Inc..................   7,300       163,414
        #*Electrovaya, Inc.......................... 190,525       424,888
          Exchange Income Corp......................   7,027       163,393
          Exco Technologies, Ltd....................  10,400        46,716
         *Garda World Security Corp................. 106,440     1,216,104
          Genivar, Inc..............................  10,443       335,757
        #*GLV, Inc..................................  50,706       412,658
         *Heroux-Devtek, Inc........................  85,400       748,260
         *Horizon North Logistics, Inc.............. 140,059       695,743
          IESI-BFC, Ltd............................. 352,770     8,952,077
          K-Bro Linen, Inc..........................   3,700        82,983
          Marsulex, Inc.............................  54,717       817,155
          Morneau Shepell, Inc......................   1,400        15,241
          Newalta Corp.............................. 157,937     2,191,738
          Richelieu Hardware, Ltd...................  59,273     1,879,395
         #Ritchie Brothers Auctioneers, Inc......... 290,737     9,114,051
          Rocky Mountain Dealerships, Inc...........  28,991       304,572
         #Russel Metals, Inc........................ 243,400     6,688,580
        #*Stantec, Inc.............................. 168,695     5,316,794
         #Student Transportation, Inc............... 166,547     1,198,737
         #Superior Plus Corp........................ 391,430     4,554,927
        #*Swisher Hygiene, Inc...................... 278,693     2,456,587
          Toromont Industries, Ltd.................. 279,959     9,755,587
          Transcontinental, Inc. Class A............ 271,264     4,180,129
         #TransForce, Inc........................... 312,897     4,659,640
         *Vector Aerospace Corp.....................  92,184     1,255,881
         *Vicwest, Inc..............................   2,200        36,855
         *Wajax Corp................................   6,400       275,711
          WaterFurnace Renewable Energy, Inc........  24,312       596,141
          Westjet Airlines, Ltd.....................   1,420        21,432
        #*Westport Innovations, Inc................. 189,501     4,792,854
                                                               -----------
      Total Industrials.............................            94,193,668
                                                               -----------

      Information Technology -- (4.4%)
         *5N Plus, Inc.............................. 120,838     1,185,201
          Aastra Technologies, Ltd..................  23,422       516,143
        #*Absolute Software Corp.................... 159,900       574,602
         *AXIA NetMedia Corp........................ 182,767       260,778
         *Bridgewater Systems Corp..................  70,729       631,676
          Calian Technologies, Ltd..................  11,829       235,917
         *Celestica, Inc............................ 847,607     9,379,533
        #*COM DEV International, Ltd................ 259,185       767,022
          Computer Modelling Group, Ltd.............  51,260     1,554,893
         #Constellation Software, Inc...............  23,492     1,710,721
         *Descartes Systems Group, Inc. (The)....... 174,000     1,156,751
         *DragonWave, Inc........................... 146,283     1,216,770
          Enghouse Systems, Ltd.....................  32,750       349,601
          Evertz Technologies, Ltd.................. 126,085     2,118,852
         *EXFO, Inc.................................  61,177       570,291
          Gennum Corp............................... 127,700     1,072,996
         *Hemisphere GPS, Inc....................... 161,501       230,435
          MacDonald Dettweiler & Associates, Ltd.... 152,820     9,208,126
         *March Networks Corp.......................   6,829        29,953

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CONTINUED

                                                         Shares       Value++
                                                         ------       -------
  Information Technology -- (Continued)..............
      Mediagrif Interactive Technologies, Inc........       100   $     1,215
     *Miranda Technologies, Inc......................    84,301       640,622
      MKS, Inc.......................................    12,660       348,563
      Mosaid Technologies, Inc.......................    37,400     1,189,416
    #*Open Text Corp.................................   190,644    11,678,620
     *Points International, Ltd......................    44,578       480,575
     *Redknee Solutions, Inc.........................   122,828       160,975
     *RuggedCom, Inc.................................    26,866       583,519
     *Sandvine Corp..................................   454,830     1,148,913
     *Sierra Wireless, Inc...........................   127,100     1,508,569
     *Softchoice Corp................................     3,273        29,352
     *Vecima Network, Inc............................    39,308       148,316
     *Webtech Wireless, Inc..........................   184,304        82,787
      Wi-Lan, Inc....................................   346,944     2,189,141
    #*Zarlink Semiconductor, Inc.....................   347,356       892,116
                                                                  -----------
  Total Information Technology.......................              53,852,960
                                                                  -----------

  Materials -- (27.0%)...............................
      Aberdeen International, Inc....................   104,333        94,833
     *Ainsworth Lumber Co., Ltd......................   214,519       700,591
    #*Alacer Gold Corp...............................   359,258     3,747,690
     #Alamos Gold, Inc...............................   423,220     7,103,243
     *Alexis Minerals Corp...........................    51,500         5,987
    #*Almaden Minerals, Ltd..........................   108,300       528,823
     *Altius Minerals Corp...........................   112,600     1,547,112
     *Amerigo Resources, Ltd.........................   489,854       590,217
     *Anvil Mining, Ltd..............................   373,430     2,522,029
     *Argonaut Gold, Inc.............................    57,956       330,775
     *Atna Resource, Ltd.............................   126,947        87,212
    #*Augusta Resource Corp..........................   308,545     1,444,649
     *Aura Minerals, Inc.............................   474,069     1,523,194
    #*Aurizon Mines, Ltd.............................   609,380     4,154,205
    #*Avalon Rare Metals, Inc........................   267,196     2,437,142
    #*Avion Gold Corp................................   341,462       570,216
    #*B2Gold Corp....................................   772,131     2,627,767
     *Baja Mining Corp...............................   807,120     1,091,913
    #*Breakwater Resources, Ltd......................   165,633     1,027,602
    #*Brigus Gold Corp...............................   471,129       756,874
    #*Canadian Zinc Corp.............................   227,104       211,226
      Canam Group, Inc. Class A......................   158,700     1,383,792
     *Canfor Corp....................................   379,755     5,001,054
     *Canfor Pulp Products, Inc......................    68,537     1,290,841
    #*Capstone Mining Corp...........................   738,769     2,951,484
    #*Cardero Resource Corp..........................   185,860       341,802
    #*Carpathian Gold, Inc...........................   502,755       231,146
      Cascades, Inc..................................   279,576     2,038,867
     *Catalyst Paper Corp............................ 1,675,887       354,254
      CCL Industries, Inc. Class B...................   100,740     3,369,890
    #*China Gold International Resources Corp., Ltd..   792,057     3,959,657
    #*Claude Resources, Inc..........................   934,700     2,242,529
    #*Cline Mining Corp..............................   385,000     1,367,225
    #*Colossus Minerals, Inc.........................   296,816     2,691,625
     *Consolidated Thompson Iron Mines, Ltd..........   656,633    11,881,369
     *Copper Mountain Mining Corp....................   265,815     2,036,843
    #*Coro Mining Corp...............................    54,070        57,147
    #*Corvus Gold, Inc...............................    82,916        75,366
     *Crocodile Gold Corp............................   142,744       135,781
    #*Crosshair Exploration & Mining Corp............    79,400        67,135
    #*Crystallex International Corp.................. 1,355,025       179,018
    #*Detour Gold Corp...............................   237,256     8,019,285
    #*Duluth Metals, Ltd.............................   276,376       715,659

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CONTINUED

                                                        Shares       Value++
                                                        ------       -------
   Materials -- (Continued)
     #*Dundee Precious Metals, Inc..................   356,252   $ 3,448,997
      *Dynasty Metals & Mining, Inc.................    95,933       347,778
     #*Eastern Platinum, Ltd........................ 3,072,960     3,735,036
      *Eastmain Resources, Inc......................   265,117       409,101
     #*ECU Silver Mining, Inc....................... 1,042,937       848,768
     #*Endeavour Mining Corp........................   284,601       718,910
     #*Endeavour Silver Corp........................   227,999     2,621,814
      *Entree Gold, Inc.............................   286,898       794,454
     #*Euro Goldfields, Ltd.........................   521,960     7,259,941
      *Excellon Resources, Inc......................   675,900       535,777
      *Exeter Resource Corp.........................    74,037       386,559
      *Far West Mining, Ltd.........................   165,185     1,372,250
      *Fibrek, Inc..................................    86,030       146,391
     #*First Majestic Silver Corp...................   326,583     6,848,181
      *First Nickel, Inc............................     1,500           238
     #*First Uranium Corp...........................   275,671       253,484
      *Formation Capital Corp.......................    50,059        61,902
      *Fortress Paper, Ltd..........................    32,988     1,472,022
      *Fortuna Silver Mines, Inc....................   354,268     1,939,553
     #*Fortune Minerals, Ltd........................   185,291       317,256
      *Gammon Gold, Inc.............................   494,840     5,413,089
     #*Golden Star Resources, Ltd...................   874,310     2,827,658
      *Grande Cache Coal Corp.......................   334,014     2,848,907
     #*Great Basin Gold, Ltd........................ 1,082,630     2,872,062
     #*Great Panther Silver, Ltd....................   333,998     1,175,515
     #*Greystar Resources, Ltd......................   239,545       875,998
      *Guyana Goldfields, Inc.......................   230,342     2,276,275
      *Hanfeng Evergreen, Inc.......................   142,791       777,227
      *Harry Winston Diamond Corp...................   237,843     4,047,215
     #*High River Gold Mines, Ltd...................   507,742       654,701
       HudBay Minerals, Inc.........................   583,822     9,317,457
      *Imperial Metals Corp.........................    82,790     1,919,793
      *Inter-Citic Minerals, Inc....................   283,484       491,374
      *International Forest Products, Ltd. Class A..   166,200     1,032,876
     #*International Tower Hill Mines, Ltd..........   213,127     2,061,102
      *Intertape Polymer Group, Inc.................   141,352       218,120
      *Ivernia, Inc.................................    59,843        14,864
     #*Jaguar Mining, Inc...........................   260,326     1,452,752
      *Katanga Mining, Ltd.......................... 1,128,230     2,408,735
      *Keegan Resources, Inc........................   190,564     1,772,407
      *Kimber Resources, Inc........................    21,200        34,730
     #*Kirkland Lake Gold, Inc......................   201,180     2,993,832
      *La Mancha Resources, Inc.....................   369,699       933,869
      *Labrador Iron Mines Holdings, Ltd............   123,133     1,745,192
      *Lake Shore Gold Corp......................... 1,280,732     5,495,716
     #*Laramide Resources, Ltd......................   204,100       252,388
     #*MAG Silver Corp..............................   143,796     1,741,692
      *MagIndustries Corp...........................   494,644       117,629
       Major Drilling Group International, Inc......   319,200     5,316,907
     #*MDN, Inc.....................................   242,980        95,019
     #*Mercator Minerals, Ltd.......................   618,621     2,294,942
      #Methanex Corp................................   379,100    12,256,692
      *Migao Corp...................................   167,900     1,220,897
      *Minco Base Metals Corp.......................     2,780            --
      *Minco Silver Corp............................   114,524       752,882
     #*Minefinders Corp.............................   248,741     4,182,708
      *Minera Andes, Inc............................   731,944     2,166,087
     #*Nautilus Minerals, Inc.......................    89,354       286,152
      *Neo Material Technologies, Inc...............   405,900     4,199,927
      *Nevada Copper Corp...........................   144,891       872,883
      *New Gold, Inc................................   539,829     6,064,982

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CONTINUED

                                                   Shares        Value++
                                                   ------        -------
       Materials -- (Continued)
         #*NGEx Resources, Inc.................   161,600   $    565,340
          *Norbord, Inc........................    75,310      1,055,446
         #*North American Palladium, Ltd.......   366,590      2,351,848
          *Northern Dynasty Minerals, Ltd......   203,498      2,761,628
         #*Northgate Minerals Corp.............   987,071      2,952,398
          *Northland Resources SA..............    47,883        151,319
         #*NovaGold Resources, Inc.............   499,855      6,434,745
         #*OceanaGold Corp.....................   686,959      2,011,178
         #*Oromin Explorations, Ltd............   161,755        205,154
          *Orvana Minerals Corp................   302,452      1,035,718
          *Peregrine Diamonds, Ltd.............   240,972        555,217
         #*Petaquilla Minerals, Ltd............   365,817        336,375
          *Phoscan Chemical Corp...............   422,579        250,113
          *Pilot Gold, Inc.....................    86,150        300,476
         #*Platinum Group Metals, Ltd..........   241,887        503,638
         #*Platmin, Ltd........................   108,562         91,793
          *Polaris Miner Corp..................    45,838         55,714
         #*PolyMet Mining Corp.................   423,377        854,674
         #*Primero Mining Corp.................    49,573        242,586
          *Quadra FNX Mining, Ltd..............   611,063     10,029,920
          *Queenston Mining, Inc...............   220,773      1,820,038
          *Richmont Mines, Inc.................    75,011        730,171
         #*Rubicon Minerals Corp...............   508,405      2,638,343
          *Sabina Gold & Silver Corp...........   377,555      2,920,998
          *Scorpio Mining Corp.................   562,868        737,680
         #*Seabridge Gold, Inc.................   121,852      4,131,493
          *SEMAFO, Inc.........................   949,885      8,071,739
           Sherritt International Corp......... 1,042,326      8,813,199
          *Shore Gold, Inc.....................   837,013        663,489
         #*Silver Standard Resources, Inc......   284,767      9,905,070
           Silvercorp Metals, Inc..............   620,630      8,448,676
          *Sprott Resource Corp................   284,546      1,476,638
         #*St. Andrew Goldfields, Ltd..........   513,853        581,116
          *Starfield Resources, Inc............   761,815         56,362
           Stella-Jones, Inc...................    31,100      1,265,168
          *Stornoway Diamond Corp..............   156,325        373,402
          *Sulliden Gold Corp., Ltd............   491,000      1,069,027
         #*Tanzanian Royalty Exploration Corp..   336,439      2,442,885
         #*Taseko Mines, Ltd...................   691,600      3,654,812
          *Tembec, Inc.........................   119,809        682,524
         #*Thompson Creek Metals Co., Inc......   584,600      7,185,856
          *Timminco, Ltd.......................   346,700        146,573
         #*Torex Gold Resources, Inc...........   685,076      1,317,802
          *Virginia Mines, Inc.................    83,662        844,445
          *Walter Energy, Inc..................    26,286      3,628,338
          *Wesdome Gold Mines, Ltd.............   301,164        932,633
           West Fraser Timber Co., Ltd.........   131,316      7,466,893
         #*Western Forest Products, Inc........    74,740         86,893
           Winpak, Ltd.........................    64,949        813,450
         #*Yukon-Nevada Gold Corp.............. 1,395,396        811,148
                                                            ------------
       Total Materials.........................              330,958,875
                                                            ------------

       Real Estate Investment Trusts -- (0.1%)
           IBI Group, Inc......................     2,257         35,424
          #Killam Properties, Inc..............    42,481        489,397
          *Melcor Developments, Ltd............     2,200         37,924
                                                            ------------
       Total Real Estate Investment Trusts.....                  562,745
                                                            ------------

       Telecommunication Services -- (0.2%)
          #Manitoba Telecom Services, Inc......    78,417      2,498,835

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CONTINUED

                                                                                                                     Shares
                                                                                                                     ------
Telecommunication Services -- (Continued)......................................................................
   *Wireless Matrix Corp.......................................................................................     127,500

Total Telecommunication Services...............................................................................

Utilities -- (1.3%)
   #Algonquin Power & Utilities Corp...........................................................................     403,719
    ATCO, Ltd..................................................................................................      10,274
   #Atlantic Power Corp........................................................................................     225,330
   *BioteQ Environmental Technologies, Inc.....................................................................     118,002
   *Boralex, Inc. Class A......................................................................................      94,733
  #*Capstone Infrastructure Corp...............................................................................     117,010
   #Innergex Renewable Energy, Inc.............................................................................     135,390
    Just Energy Group, Inc.....................................................................................     110,819
  #*Magma Energy Corp..........................................................................................     187,300
   *Maxim Power Corp...........................................................................................      89,500
  #*Northland Power, Inc.......................................................................................     143,201
    Pacific Northern Gas, Ltd..................................................................................       9,798
   *Plutonic Power Corp........................................................................................     288,139
    Valener, Inc...............................................................................................      21,401

Total Utilities................................................................................................

TOTAL COMMON STOCKS............................................................................................


                                                                                                                       Face
                                                                                                                     Amount
                                                                                                                     ------
                                                                                                                      (000)
TEMPORARY CASH INVESTMENTS -- (0.0%)
    Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $605,000 FNMA 2.24%,
     07/06/15, valued at $620,125) to be repurchased at $606,010...............................................        $606


                                                                                                                    Shares/
                                                                                                                       Face
                                                                                                                     Amount
                                                                                                                    -------
                                                                                                                      (000)
SECURITIES LENDING COLLATERAL -- (22.1%)
(S)@DFA Short Term Investment Fund............................................................................. 269,460,449
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by $48,926,610 FNMA
 2.063%(r), 06/01/35, valued at $1,008,564)## to be repurchased at $988,791....................................        $989


TOTAL SECURITIES LENDING COLLATERAL............................................................................

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,043,681,080)

                                                                                                                       Value++
                                                                                                                       -------
Telecommunication Services -- (Continued)......................................................................
   *Wireless Matrix Corp....................................................................................... $      118,586
                                                                                                                --------------
Total Telecommunication Services...............................................................................      2,617,421
                                                                                                                --------------
Utilities -- (1.3%)
   #Algonquin Power & Utilities Corp...........................................................................      2,291,361
    ATCO, Ltd..................................................................................................        632,522
   #Atlantic Power Corp........................................................................................      3,417,519
   *BioteQ Environmental Technologies, Inc.....................................................................         93,539
   *Boralex, Inc. Class A......................................................................................        871,085
  #*Capstone Infrastructure Corp...............................................................................        996,777
   #Innergex Renewable Energy, Inc.............................................................................      1,423,802
    Just Energy Group, Inc.....................................................................................      1,754,551
  #*Magma Energy Corp..........................................................................................        186,083
   *Maxim Power Corp...........................................................................................        283,782
  #*Northland Power, Inc.......................................................................................      2,420,107
    Pacific Northern Gas, Ltd..................................................................................        279,603
   *Plutonic Power Corp........................................................................................        685,211
    Valener, Inc...............................................................................................        373,893
                                                                                                                --------------
Total Utilities................................................................................................     15,709,835
                                                                                                                --------------
TOTAL COMMON STOCKS............................................................................................    954,271,037
                                                                                                                --------------


                                                                                                                        Value+
                                                                                                                        ------

TEMPORARY CASH INVESTMENTS -- (0.0%)
    Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $605,000 FNMA 2.24%,
     07/06/15, valued at $620,125) to be repurchased at $606,010...............................................        606,000
                                                                                                                --------------






SECURITIES LENDING COLLATERAL -- (22.1%)
(S)@DFA Short Term Investment Fund.............................................................................    269,460,449
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by $48,926,610 FNMA
 2.063%(r), 06/01/35, valued at $1,008,564)## to be repurchased at $988,791....................................        988,788
                                                                                                                --------------

TOTAL SECURITIES LENDING COLLATERAL............................................................................    270,449,237
                                                                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,043,681,080)                                                                                          $1,225,326,274
                                                                                                                ==============

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                 Shares        Value++
                                                                 ------        -----
COMMON STOCKS -- (85.0%).....................................
BRAZIL -- (4.6%).............................................
    AES Tiete SA.............................................    16,500   $    246,158
   *All America Latina Logistica SA..........................   157,300      1,295,835
    Amil Participacoes SA....................................    29,000        352,085
    Banco Bradesco SA........................................    61,100      1,018,722
    Banco do Brasil SA.......................................   327,585      6,017,802
    Banco Santander Brasil SA ADR............................   288,084      3,344,655
    BM&F Bovespa SA..........................................   460,000      3,453,216
   *BR Malls Participacoes SA................................   162,900      1,720,950
    Brasil Telecom SA........................................    38,241        407,398
    Brasil Telecom SA ADR....................................     8,140         86,610
    BRF - Brasil Foods SA ADR................................   590,060     12,220,143
    CCR SA...................................................     7,800        242,201
   #Centrais Eletricas Brasileiras SA ADR....................    76,563      1,434,791
    Centrais Eletricas Brasileiras SA Sponsored ADR..........    92,700      1,373,814
    Cia de Bebidas das Americas..............................   293,290      7,884,080
    Cia de Saneamento Basico do Estado de Sao Paulo ADR......    19,718      1,153,897
    Cia Energetica de Minas Gerais SA........................    16,900        273,825
    Cia Energetica de Sao Paulo SA...........................    53,800      1,036,878
    Cia Siderurgica Nacional SA..............................   704,052     10,991,303
    Cosan SA Industria e Comercio............................    77,800      1,189,847
    CPFL Energia SA..........................................     1,935         56,087
   *CPFL Energia SA ADR......................................     1,296        114,618
   *Cyrela Brazil Realty SA Empreendimentos e Participacoes..    84,050        890,614
    Duratex SA...............................................   106,500      1,120,376
    Embraer SA ADR...........................................    81,575      2,649,556
   *Energias do Brazil SA....................................     3,500         87,011
   *Fibria Celulose SA.......................................    13,825        216,620
  #*Fibria Celulose SA Sponsored ADR.........................    50,280        812,022
    Gerdau SA................................................    19,200        187,216
   *Hypermarcas SA...........................................    19,200        257,391
    Itau Unibanco Holding SA.................................    33,500        660,971
   *JBS SA...................................................   160,374        542,328
    Lojas Americanas SA......................................    14,800        113,738
    Lojas Renner SA..........................................    20,300        752,282
    MRV Engenharia e Participacoes SA........................    76,950        671,576
   *Multiplan Empreendimentos Imobiliarios SA................     9,300        194,371
    Natura Cosmeticos SA.....................................    16,800        471,472
   *OGX Petroleo e Gas Participacoes SA......................   149,800      1,582,555
   *PDG Realty SA Empreendimentos e Participacoes............   389,200      2,290,867
    Petroleo Brasilerio SA ADR............................... 1,009,389     37,680,491
    Porto Seguro SA..........................................    33,200        551,645
    Redecard SA..............................................    14,200        206,339
    Souza Cruz SA............................................   369,370      4,202,722
    Tele Norte Leste Participacoes SA........................    59,254      1,268,545
    Telecomunicacoes de Sao Paulo SA.........................     1,000         24,212
   *Tim Participacoes SA.....................................    53,600        289,942
    Tractebel Energia SA.....................................    99,200      1,756,115
    Usinas Siderurgicas de Minas Gerais SA...................    39,100        635,015
   #Vale SA Sponsored ADR....................................   375,714     12,548,848
    Vivo Participacoes SA....................................    16,288        637,771
    WEG Industrias SA........................................   278,866      3,465,440
                                                                          ------------
TOTAL BRAZIL.................................................              132,682,966
                                                                          ------------
CHILE -- (1.7%)..............................................
    AES Gener SA............................................. 1,098,207        672,400
   #Banco de Chile SA Series F ADR...........................    48,896      4,359,085
    Banco de Credito e Inversiones SA Series A...............    15,763      1,068,141
   #Banco Santander Chile SA ADR.............................    52,385      4,797,942

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CONTINUED

                                                              Shares       Value++
                                                              ------       -----
CHILE -- (Continued).....................................
    CAP SA...............................................     34,560   $ 1,857,511
    Cencosud SA..........................................    348,907     2,755,490
    Cia Cervecerias Unidas SA ADR........................     14,357       861,420
    Colbun SA............................................  4,884,083     1,471,536
    Corpbanca SA......................................... 34,534,433       548,486
    Embotelladora Andina SA Series A ADR.................     23,068       544,405
   #Embotelladora Andina SA Series B ADR.................     17,106       493,337
   #Empresa Nacional de Electricidad SA Sponsored ADR....    137,613     7,758,621
    Empresas CMPC SA.....................................     29,886     1,658,545
    Empresas Copec SA....................................     46,343       898,860
    Enersis SA Sponsored ADR.............................    270,752     5,783,263
    ENTEL Chile SA.......................................     70,233     1,419,150
   #Lan Airlines SA Sponsored ADR........................    175,360     4,899,558
   *Ripley Corp. SA......................................    159,062       213,488
    S.A.C.I. Falabella SA................................    124,985     1,363,910
   #Sociedad Quimica y Minera de Chile SA Sponsored ADR..     95,583     5,833,430
   #Vina Concha Y Toro SA Sponsored ADR..................     16,800       840,000
                                                                       -----------
TOTAL CHILE..............................................               50,098,578
                                                                       -----------
CHINA -- (12.0%).........................................
   #Agile Property Holdings, Ltd.........................    842,000     1,366,833
  #*Air China, Ltd.......................................    938,000       951,917
   #Alibaba.com, Ltd.....................................    457,500       813,348
  #*Aluminum Corp. of China, Ltd. ADR....................     89,910     2,117,381
   #Angang Steel Co., Ltd................................    638,000       821,842
    Anhui Conch Cement Co., Ltd..........................    507,000     2,397,268
   #Anta Sports Products, Ltd............................    341,000       553,767
    Bank of China, Ltd................................... 40,360,100    22,390,727
    Bank of Communications Co., Ltd......................  3,881,650     4,111,051
   *BBMG Corp. Series H..................................    392,500       644,724
    Beijing Enterprises Holdings, Ltd....................    393,472     2,103,165
    Belle International Holdings, Ltd....................  1,948,000     3,822,787
  #*Brilliance China Automotive Holdings, Ltd............    952,000       933,505
   #BYD Co., Ltd.........................................    395,886     1,434,540
    China Agri-Industries Holdings, Ltd..................  1,083,202     1,246,609
    China BlueChemical, Ltd..............................  1,076,000       876,817
    China Citic Bank Corp., Ltd..........................  4,332,928     3,109,462
    China Coal Energy Co., Ltd...........................  1,484,777     2,083,306
    China Communications Construction Co., Ltd...........  2,434,000     2,254,375
    China Communications Services Corp., Ltd.............  1,484,000       909,111
    China Construction Bank Corp......................... 26,181,590    24,825,704
  #*China COSCO Holdings Co., Ltd........................  1,646,000     1,585,532
  #*China Eastern Airlines Corp., Ltd....................    536,000       235,368
   #China Everbright, Ltd................................    712,235     1,576,234
   #China Life Insurance Co., Ltd. ADR...................    250,705    13,460,351
   *China Longyuan Power Group Corp......................    538,000       553,694
    China Mengniu Dairy Co., Ltd.........................    471,000     1,454,676
   #China Merchants Bank Co., Ltd........................  2,054,034     5,306,108
   China Merchants Holdings International Co., Ltd.......    705,532     3,275,934
  #*China Minsheng Banking Corp., Ltd. Series H..........  1,917,500     1,841,695
   #China Mobile, Ltd. Sponsored ADR.....................    696,697    32,110,765
   #China Molybdenum Co., Ltd............................    865,322       775,831
    China National Building Material Co., Ltd............  1,191,916     2,516,174
    China Oilfield Services, Ltd.........................    628,000     1,242,921
    China Overseas Land & Investment, Ltd................  2,418,000     4,671,855
   *China Pacific Insurance Group Co., Ltd...............    352,400     1,523,142
    China Petroleum & Chemical Corp......................  2,542,000     2,562,260
    China Petroleum & Chemical Corp. ADR.................     64,260     6,475,480
    China Railway Construction Corp., Ltd................  1,086,500       963,265
    China Railway Group, Ltd.............................  1,730,000       929,434
   *China Resources Cement Holdings, Ltd.................    256,000       262,127

THE EMERGING MARKETS SERIES
CONTINUED

                                                                  Shares       Value++
                                                                  ------       -----
CHINA -- (Continued)
    China Resources Enterprise, Ltd..........................  1,035,000   $ 4,152,834
    China Resources Land, Ltd................................  1,130,000     1,944,488
    China Resources Power Holdings Co., Ltd..................    920,000     1,698,650
    China Shenhua Energy Co., Ltd. Series H..................  1,971,500     9,208,248
  #*China Shipping Container Lines Co., Ltd..................  1,951,907       778,790
    China Shipping Development Co., Ltd......................    604,000       638,608
   *China Southern Airlines Co., Ltd.........................    364,000       190,025
   *China Southern Airlines Co., Ltd. ADR....................      8,400       220,836
   *China Taiping Insurance Holdings Co., Ltd................    408,200     1,117,820
    China Telecom Corp., Ltd.................................  2,306,000     1,344,732
   #China Telecom Corp., Ltd. ADR............................     37,571     2,192,268
    China Unicom Hong Kong, Ltd. ADR.........................    306,175     6,264,341
    China Yurun Food Group, Ltd..............................    515,000     1,895,543
    CITIC Pacific, Ltd.......................................  1,005,000     3,004,483
    CNOOC, Ltd...............................................  1,028,000     2,555,173
   #CNOOC, Ltd. ADR..........................................     68,756    17,151,184
    COSCO Pacific, Ltd.......................................  1,313,818     2,720,449
    Country Garden Holdings Co...............................  2,232,000       903,618
  #*CSR Corp., Ltd...........................................    685,000       757,915
    #Datang International Power Generation Co., Ltd..........  1,272,000       479,088
    Dongfang Electric Co., Ltd...............................    130,000       426,183
    Dongfeng Motor Corp......................................    884,000     1,381,200
  #*Evergrande Real Estate Group, Ltd........................  2,101,000     1,505,069
    Fosun International, Ltd.................................    900,941       714,637
    Fushan International Energy Group, Ltd...................  2,062,000     1,444,728
   *GCL-Poly Energy Holdings, Ltd............................  2,729,814     1,959,348
    Golden Eagle Retail Group, Ltd...........................    261,000       680,805
  #*GOME Electrical Appliances Holding, Ltd..................  4,865,000     1,755,819
   #Great Wall Motor Co., Ltd................................    320,500       579,254
    Guangdong Investment, Ltd................................    792,000       410,966
   #Guangshen Railway Co., Ltd. Sponsored ADR................     16,034       318,596
   #Guangzhou Automobile Group Co., Ltd......................    360,259       405,270
   #Guangzhou R&F Properties Co., Ltd........................    433,978       591,021
    Hengan International Group Co., Ltd......................    238,000     1,850,983
   *Hong Kong Energy Holdings, Ltd...........................     31,116         2,656
    Huabao International Holdings, Ltd.......................    609,586       910,012
    Huaneng Power International, Inc.........................    136,000        75,284
    Huaneng Power International, Inc. ADR....................     32,552       722,329
    Industrial & Commercial Bank of China, Ltd. Series H..... 35,627,185    30,219,447
   #Jiangsu Express Co., Ltd.................................    764,000       810,386
    Jiangxi Copper Co., Ltd..................................    511,000     1,740,971
    Kingboard Chemical Holdings, Ltd.........................    365,351     2,007,271
    Kunlun Energy Co., Ltd...................................  1,018,000     1,801,424
   #Lee & Man Paper Manufacturing, Ltd.......................    829,000       596,975
   #Lenovo Group, Ltd........................................  2,023,278     1,185,972
  #*Longfor Properties Co., Ltd..............................    501,000       803,004
   #Maanshan Iron & Steel Co., Ltd...........................  1,084,000       570,324
   *Metallurgical Corp of China, Ltd. Series H...............    401,000       171,882
    Nine Dragons Paper Holdings, Ltd.........................  1,177,000     1,349,527
    #Parkson Retail Group, Ltd...............................    480,000       742,203
    #PetroChina Co., Ltd. ADR................................    116,910    17,019,758
  #*PICC Property & Casualty Co., Ltd........................    994,000     1,281,272
   #Ping An Insurance Group Co. of China, Ltd. Series H......    697,000     7,644,359
  #*Poly Hong Kong Investment, Ltd...........................    799,000       638,911
  #*Renhe Commercial Holdings Co., Ltd.......................  5,084,000       878,878
    Shanghai Electric Group Co., Ltd.........................  2,392,000     1,203,905
    Shanghai Industrial Holdings, Ltd........................    467,274     1,845,038
   #Shimao Property Holdings, Ltd............................  1,600,871     2,181,126
   #Sino-Ocean Land Holdings, Ltd............................  1,927,100     1,096,030
    Sinopec Shanghai Petrochemical Co., Ltd..................    848,000       409,528
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR...      1,188        57,939

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CONTINUED

                                                                   Shares        Value++
                                                                   ------        -----
CHINA -- (Continued)...........................................
  #*Sinopec Yizheng Chemical Fibre Co., Ltd....................   582,000   $    249,645
   *Sinopharm Group Co., Ltd...................................   200,800        694,328
   #Soho China, Ltd............................................ 1,436,263      1,242,044
   #Tencent Holdings, Ltd......................................   700,600     20,095,538
   #Tingyi (Cayman Islands) Holding Corp....................... 1,072,000      2,852,120
    Tsingtao Brewery Co., Ltd..................................   120,000        638,263
    Want Want China Holdings, Ltd.............................. 1,466,000      1,317,757
   #Weichai Power Co., Ltd.....................................   148,000      1,015,102
   #Yanzhou Coal Mining Co., Ltd. Sponsored ADR................    68,830      2,687,123
    Zhaojin Mining Industry Co., Ltd...........................   172,500        801,369
    Zhejiang Expressway Co., Ltd...............................   292,000        241,802
  #*Zhongsheng Group Holdings, Ltd.............................    81,500        154,058
    Zhuzhou CSR Times Electric Co., Ltd........................   155,000        614,757
    Zijin Mining Group Co., Ltd................................ 1,358,000      1,072,279
   #ZTE Corp...................................................   460,838      1,660,726
                                                                            ------------
TOTAL CHINA....................................................              349,637,379
                                                                            ------------
COLOMBIA -- (0.4%).............................................
   #Bancolombia SA Sponsored ADR...............................    67,624      4,480,090
   #Ecopetrol SA Sponsored ADR.................................   127,440      5,590,793
                                                                            ------------
TOTAL COLOMBIA.................................................               10,070,883
                                                                            ------------
CZECH REPUBLIC -- (0.6%).......................................
    CEZ A.S....................................................   184,371     10,576,484
    Komercni Banka A.S.........................................    14,663      3,865,613
    Telefonica 02 Czech Republic A.S...........................   142,100      3,647,655
                                                                            ------------
TOTAL CZECH REPUBLIC...........................................               18,089,752
                                                                            ------------
EGYPT -- (0.1%)................................................
    Commercial International Bank Egypt S.A.E. Sponsored GDR...   157,043        756,224
   *Egyptian Financial Group-Hermes Holding GDR................       451          2,676
    Orascom Construction Industries GDR........................    39,628      1,625,659
   *Orascom Telecom Holding S.A.E. GDR.........................   246,435        852,806
                                                                            ------------
TOTAL EGYPT....................................................                3,237,365
                                                                            ------------
HUNGARY -- (0.7%)..............................................
    ELMU NYRT..................................................       185         27,767
    Magyar Telekom Telecommunications P.L.C....................   524,822      1,790,791
   *MOL Hungarian Oil & Gas P.L.C..............................    42,653      5,961,230
  #*OTP Bank P.L.C.............................................   248,729      8,830,468
    Richter Gedeon NYRT........................................    13,851      2,898,442
   *Tisza Chemical Group P.L.C.................................    24,774        457,207
                                                                            ------------
TOTAL HUNGARY..................................................               19,965,905
                                                                            ------------
INDIA -- (8.4%)................................................
    ACC, Ltd...................................................    43,053      1,080,198
    Adani Enterprises, Ltd.....................................   108,375      1,537,256
   *Adani Power, Ltd...........................................     3,489          8,882
    Aditya Birla Nuvo, Ltd.....................................       979         19,242
   *Agre Developers, Ltd.......................................       388            509
   *Allahabad Bank, Ltd........................................     8,439         39,172
    Ambuja Cements, Ltd........................................   859,949      3,026,926
    Asea Brown Boveri India, Ltd...............................    39,249        760,801
    Asian Paints, Ltd..........................................    29,464      1,850,514
    Axis Bank, Ltd.............................................   227,042      6,609,001
    Bajaj Auto, Ltd............................................    88,932      2,970,435
    Bajaj Finserv, Ltd.........................................     8,485        101,514
   *Bank of India..............................................    27,875        288,654
    Bharat Electronics, Ltd....................................     7,300        303,128
    Bharat Heavy Electricals, Ltd..............................    19,249        872,004

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CONTINUED

                                                         Shares       Value++
                                                         ------       -----
  INDIA -- (Continued)...............................
      Bharat Petroleum Corp., Ltd....................    49,660   $   705,090
      Bharti Airtel, Ltd.............................   852,924     7,314,575
     *Bhushan Steel, Ltd.............................     7,335        82,772
      Bosch, Ltd.....................................    13,501     2,028,779
     *Cairn India, Ltd...............................    61,194       483,768
     *Canara Bank....................................    41,430       592,016
     *Central Bank of India..........................    30,013        91,534
      Cipla, Ltd.....................................   354,995     2,483,155
      Colgate-Palmolive (India), Ltd.................     6,437       131,200
      Container Corp. of India.......................       595        15,479
     *Corp. Bank.....................................       467         6,179
      Crompton Greaves, Ltd..........................   169,046       966,005
      Cummins India, Ltd.............................    12,348       196,830
      Dabur India, Ltd...............................   452,662     1,037,490
      DLF, Ltd.......................................   141,516       714,261
      Dr. Reddy's Laboratories, Ltd..................    22,080       834,822
     #Dr. Reddy's Laboratories, Ltd. ADR.............    83,498     3,276,462
     *Essar Oil, Ltd.................................   129,130       386,886
      Exide Industries, Ltd..........................    52,639       181,834
      GAIL India, Ltd................................    57,000       613,845
      GAIL India, Ltd. Sponsored GDR.................    28,791     1,857,561
      GlaxoSmithKline Pharmaceuticals, Ltd...........    21,922     1,114,323
      Glenmark Pharmaceuticals, Ltd..................    10,850        73,389
      Godrej Consumer Products, Ltd..................    23,579       201,135
      Grasim Industries, Ltd.........................     6,300       349,399
      HCL Technologies, Ltd..........................   177,470     2,092,171
      HDFC Bank, Ltd.................................   306,074    15,870,362
      Hero Honda Motors, Ltd. Series B...............    89,012     3,443,117
     *Hindalco Industries, Ltd.......................    31,100       151,892
      Hindustan Unilever, Ltd........................   894,265     5,771,698
      ICICI Bank, Ltd. Sponsored ADR.................   193,312     9,742,925
      IDBI Bank, Ltd.................................    20,895        67,925
     *Idea Cellular, Ltd.............................   128,515       199,820
     *Indian Bank....................................    23,302       127,271
     *Indian Oil Corp., Ltd..........................    64,341       495,422
     *Indian Overseas Bank...........................    23,029        79,547
     *IndusInd Bank, Ltd.............................    51,381       302,725
      Infosys Technologies, Ltd......................   282,676    18,581,616
     #Infosys Technologies, Ltd. Sponsored ADR.......   233,496    15,219,269
      Infrastructure Development Finance Co., Ltd....   357,891     1,178,412
      ITC, Ltd....................................... 2,298,662     9,998,423
      Jaiprakash Associates, Ltd.....................    70,072       147,275
     *Jaiprakash Power Ventures, Ltd.................    20,194        21,997
      Jindal Steel & Power, Ltd......................   382,842     5,666,950
     *JSW Energy, Ltd................................     8,476        14,322
      JSW Steel, Ltd.................................   106,526     2,288,618
     *Jubilant Industries, Ltd.......................     1,743         9,394
     *Kotak Mahindra Bank, Ltd.......................    76,414       744,277
     *Lanco Infratech, Ltd...........................   163,805       148,225
      Larsen & Toubro, Ltd...........................   217,260     7,861,985
     *LIC Housing Finance, Ltd.......................    53,635       266,495
      Mahindra & Mahindra, Ltd.......................   298,575     5,096,670
      Mangalore Refinery & Petrochemicals, Ltd.......   399,619       666,497
      Maruti Suzuki India, Ltd.......................   101,304     3,029,109
     *Mphasis, Ltd...................................     1,514        16,101
      Mundra Port & Special Economic Zone, Ltd.......    94,479       308,837
      NTPC, Ltd......................................   147,532       607,383
      Oil & Natural Gas Corp, Ltd....................   209,228     1,463,898
      Oil India, Ltd.................................    10,163       318,258
     *Oracle Financial Services Software, Ltd........    14,000       640,444
     *Oriental Bank of Commerce......................    29,147       228,280

THE EMERGING MARKETS SERIES
CONTINUED

                                                         Shares        Value++
                                                         ------        -----
 INDIA -- (Continued)...............................
     Pantaloon Retail India, Ltd....................      4,999   $     31,144
     Pantaloon Retail India, Ltd. Class B...........        305          1,277
     Piramal Healthcare, Ltd........................     16,398        170,197
     Power Grid Corp. of India, Ltd.................     21,633         51,066
     Proctor & Gamble Hygiene & Health Care, Ltd....      7,710        347,120
    *Ranbaxy Laboratories, Ltd......................    131,027      1,353,592
     Reliance Capital, Ltd..........................    129,174      1,647,759
     Reliance Communications, Ltd...................    742,705      1,679,041
     Reliance Energy, Ltd...........................    116,792      1,738,467
     Reliance Industries, Ltd.......................  1,645,075     36,515,394
    *Reliance Power, Ltd............................    168,359        496,226
    *Rural Electrification Corp., Ltd...............      1,290          6,975
     Sesa Goa, Ltd..................................    466,659      3,317,863
     Shriram Transport Finance Co., Ltd.............     11,519        202,047
    *State Bank of India............................     32,851      2,088,314
     Steel Authority of India, Ltd..................    201,411        730,692
     Sterlite Industries (India), Ltd. Series A.....  1,725,980      7,087,075
     Sun Pharmaceuticals Industries, Ltd............    333,183      3,508,814
     Sun TV Network, Ltd............................     10,627        102,144
     Tata Chemicals, Ltd............................     19,724        167,866
     Tata Consultancy Services, Ltd.................    481,215     12,667,589
     Tata Motors, Ltd...............................     23,333        649,183
     Tata Power Co., Ltd............................    110,221      3,245,903
     Tata Steel, Ltd................................    105,709      1,473,017
     Tech Mahindra, Ltd.............................     15,908        247,034
     Thermax India, Ltd.............................      6,201         90,980
     Titan Industries, Ltd..........................      2,839        259,228
    *Torrent Power, Ltd.............................      5,014         28,032
    *Ultratech Cement, Ltd..........................     19,791        487,061
     Unitech, Ltd...................................     25,419         21,314
     United Spirits, Ltd............................     30,448        713,686
     Wipro, Ltd.....................................    502,858      5,116,442
    *Yes Bank, Ltd..................................     39,562        273,821
     Zee Entertainment Enterprises, Ltd.............    142,007        432,147
    *Zee Learn, Ltd.................................     14,064          7,236
     Zydus Wellness, Ltd............................      1,299         17,390
                                                                  ------------
 TOTAL INDIA........................................               245,047,771
                                                                  ------------

 INDONESIA -- (2.5%)................................
     PT Adaro Energy Tbk............................  5,833,000      1,505,576
     PT Astra Agro Lestari Tbk......................    222,000        602,140
     PT Astra International Tbk.....................  2,078,561     13,661,027
     PT Bank Central Asia Tbk.......................  9,187,000      7,956,908
     PT Bank Danamon Indonesia Tbk..................  2,719,740      1,974,500
     PT Bank Mandiri Tbk............................  4,035,117      3,374,870
    *PT Bank Negara Indonesia Persero Tbk...........  2,213,722      1,048,747
    *PT Bank Pan Indonesia Tbk......................  8,080,000      1,077,612
     PT Bank Rakyat Indonesia Persero Tbk...........  6,566,000      4,957,498
    *PT Bayan Resources Tbk.........................     13,000         25,660
     PT Bumi Resources Tbk.......................... 15,481,000      6,220,700
     PT Gudang Garam Tbk............................    281,000      1,334,826
     PT Indo Tambangraya Megah Tbk..................    195,500      1,071,146
     PT Indocement Tunggal Prakarsa Tbk.............    834,500      1,659,799
     PT Indofood Sukses Makmur Tbk..................  1,691,000      1,097,477
     PT Indosat Tbk.................................    490,500        307,624
     PT International Nickel Indonesia Tbk..........  1,647,500        960,931
     PT Kalbe Farma Tbk.............................  1,161,000        485,756
     PT Lippo Karawaci Tbk..........................        187             17
    *PT Panasia Indosyntec Tbk......................     75,100          1,920
     PT Perusahaan Gas Negara Tbk...................  6,456,000      3,023,524
     PT Semen Gresik Persero Tbk....................  2,263,000      2,514,326

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
                                                            Shares       Value++
                                                            ------       -----
INDONESIA -- (Continued)
    PT Sinar Mas Agro Resources & Technology Tbk.......  1,150,500   $   727,156
    PT Tambang Batubara Bukit Asam Tbk.................    502,000     1,310,051
    PT Telekomunikasi Indonesia Tbk.................... 11,996,140    10,812,679
    PT Unilever Indonesia Tbk..........................  1,623,500     2,905,416
    PT United Tractors Tbk.............................    921,500     2,506,528
                                                                     -----------
TOTAL INDONESIA........................................               73,124,414
                                                                     -----------

ISRAEL -- (0.0%).......................................
    IDB Holding Corp., Ltd.............................         --            12
   *Koor Industries, Ltd...............................          1            13
   *Makhteshim-Agan Industries, Ltd....................          1             3
    Osem Investments, Ltd..............................          1             9
                                                                     -----------
TOTAL ISRAEL...........................................                       37
                                                                     -----------

MALAYSIA -- (3.4%).....................................
    Affin Holdings Berhad..............................    318,200       376,356
   *Airasia Berhad.....................................      2,000         1,942
    Alliance Financial Group Berhad....................    323,300       339,715
    AMMB Holdings Berhad...............................    874,959     1,886,813
   *Axiata Group Berhad................................  2,221,275     3,679,402
    Batu Kawan Berhad..................................     15,000        77,593
    Berjaya Corp. Berhad...............................    734,800       283,339
   *Berjaya Media Berhad...............................     18,300         3,449
   *Berjaya Retail Berhad..............................     73,480        16,001
    Berjaya Sports Toto Berhad.........................    709,264     1,011,494
    Boustead Holdings Berhad...........................    197,860       386,906
    British American Tobacco Malaysia Berhad...........    135,500     2,197,320
   *Bursa Malaysia Berhad..............................     44,600       120,959
    CIMB Group Holdings Berhad.........................  3,992,654    11,053,312
    DiGi.Com Berhad....................................    329,462     3,239,392
   *EON Capital Berhad.................................    175,500       428,381
    Fraser & Neave Holdings Berhad.....................     61,000       364,504
    Gamuda Berhad......................................    805,700     1,017,924
    Genting Berhad.....................................  2,167,400     8,499,745
    Genting Malaysia Berhad............................  2,820,500     3,510,061
    Genting Plantations Berhad.........................    213,900       578,117
    Hong Leong Bank Berhad.............................    494,050     1,734,679
    Hong Leong Financial Group Berhad..................    205,729       713,293
    IJM Corp. Berhad...................................    414,560       868,202
    IOI Corp. Berhad...................................  3,208,105     5,735,496
    Kuala Lumpur Kepong Berhad.........................    443,400     3,164,896
    Lafarge Malayan Cement Berhad......................    259,580       635,228
    Malayan Banking Berhad.............................    757,665     2,240,447
   *Malaysia Airports Holdings Berhad..................     23,200        48,386
   *Malaysian Airlines System Berhad...................  1,089,334       670,684
    MISC Berhad........................................  1,391,098     3,667,484
    MMC Corp. Berhad...................................    922,900       836,769
    Nestle (Malaysia) Berhad...........................    204,500     3,310,456
    Oriental Holdings Berhad...........................    225,780       394,092
    Parkson Holdings Berhad............................    186,320       360,599
    Petronas Dagangan Berhad...........................    257,600     1,347,150
    Petronas Gas Berhad................................    475,500     1,808,473
    Plus Expressways Berhad............................  2,201,100     3,342,050
    PPB Group Berhad...................................    382,800     2,196,004
    Public Bank Berhad.................................     67,739       299,361
    Public Bank Berhad Foreign Market Shares...........  1,039,201     4,598,415
    RHB Capital Berhad.................................    372,800     1,116,626
    Shell Refining Co. Federation of Malaysia Berhad...    149,500       550,438
    Sime Darby Berhad..................................  2,342,720     7,137,318
    SP Setia Berhad....................................    883,425     1,246,177
    Star Publications (Malaysia) Berhad................    165,900       191,716

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
                                                                                Shares        Value++
                                                                                ------        -----
MALAYSIA -- (Continued)....................................................
    Telekom Malaysia Berhad................................................    957,700   $  1,291,086
    Tenaga Nasional Berhad.................................................  2,608,450      5,297,491
   *UEM Land Holdings Berhad...............................................    788,637        717,379
    UMW Holdings Berhad....................................................    475,466      1,128,120
    YTL Corp. Berhad.......................................................  5,279,425      2,961,859
    YTL Power International Berhad.........................................    283,040        215,993
                                                                                         ------------
TOTAL MALAYSIA.............................................................                98,899,092
                                                                                         ------------

MEXICO -- (6.2%)...........................................................
   *Alfa S.A.B. de C.V. Series A...........................................     41,900        622,766
    #America Movil S.A.B. de C.V. Series L................................. 22,345,121     64,016,791
    America Movil S.A.B. de C.V. Series L ADR..............................     11,264        644,301
   *Cementos de Mexico S.A.B de C.V. Series B..............................    289,651        250,608
  #*Cemex S.A.B. de C.V. Sponsored ADR.....................................    283,720      2,462,690
   #Coca-Cola Femsa S.A.B. de C.V. Series L................................    298,900      2,385,135
   *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B......     28,827         16,277
    Corporativo Fragua S.A.B. de C.V.......................................         21            274
    El Puerto de Liverpool S.A.B. de C.V...................................    109,400        826,794
   #Fomento Economico Mexicano S.A.B. de C.V. Series B & D.................  2,109,900     13,267,863
    Grupo Carso S.A.B. de C.V. Series A-1..................................    577,632      2,243,952
    #*Grupo Elektra S.A. de C.V............................................     88,187      4,021,836
    Grupo Financiero Banorte S.A.B. de C.V.................................  1,473,229      7,358,658
   #Grupo Financiero Inbursa S.A.B. de C.V. Series O.......................    908,264      4,753,677
   #Grupo Industrial Bimbo S.A.B. de C.V. Series A.........................  1,570,500      3,472,052
    Grupo Industrial Maseca S.A.B. de C.V. Series B........................    229,000        275,515
    Grupo Mexico S.A.B. de C.V. Series B...................................  3,928,317     13,602,050
   #Grupo Modelo S.A.B. de C.V. Series C...................................    731,750      4,637,122
   *Grupo Nutrisa S.A.B. de C.V............................................        129            448
   *Grupo Qumma S.A. de C.V. Series B......................................      1,591             25
   *Grupo Televisa S.A. de C.V.............................................  1,704,800      8,068,096
   *Grupo Televisa S.A. de C.V. Sponsored ADR..............................    109,820      2,604,930
   *Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V...  2,373,426      4,329,677
   #Industrias Penoles S.A.B. de C.V.......................................     99,638      3,877,605
  #*Inmuebles Carso S.A.B. de C.V..........................................    813,232        916,959
    Kimberly Clark de Mexico S.A.B. de C.V. Series A.......................    607,800      3,748,690
   *Minera Frisco S.A.B. de C.V............................................    799,732      3,444,384
   #Organizacion Soriana S.A.B. de C.V. Series B...........................  1,112,075      3,816,820
    *Savia S.A. de C.V.....................................................    120,000          8,339
    Telefonos de Mexico S.A.B. de C.V. Series A............................    200,000        187,809
    Telefonos de Mexico S.A.B. de C.V. Series L............................  5,939,500      5,572,296
   *Urbi Desarrollos Urbanos S.A.B. de C.V.................................     29,362         70,142
   #Wal-Mart de Mexico S.A.B. de C.V. Series V.............................  6,300,780     19,704,134
                                                                                         ------------
TOTAL MEXICO...............................................................               181,208,715
                                                                                         ------------

PERU -- (0.4%).............................................................
    Cia de Minas Buenaventura S.A. ADR.....................................    103,984      4,333,013
   *Credicorp, Ltd.........................................................     70,822      6,835,739
                                                                                         ------------
TOTAL PERU.................................................................                11,168,752
                                                                                         ------------

PHILIPPINES -- (0.4%)......................................................
    Aboitiz Equity Ventures, Inc...........................................    884,000        819,498
    Aboitiz Power Corp.....................................................  1,073,000        792,766
    Ayala Corp. Series A...................................................    185,413      1,695,995
    Ayala Land, Inc........................................................  4,735,418      1,821,335
    Banco de Oro Unibank, Inc..............................................  1,011,418      1,284,686
    Bank of the Philippine Islands.........................................  1,747,004      2,402,926
   *Filipina Water Bottling Corp...........................................  2,006,957             --
    Manila Electric Co.....................................................     15,000         85,941
   *Metro Bank & Trust Co..................................................    351,163        563,518
    Philippine Long Distance Telephone Co..................................     42,445      2,467,106

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
                                                         Shares        Value++
                                                         ------        -----
 PHILIPPINES -- (Continued)..........................
    *SM Investments Corp.............................     6,000   $     81,204
     SM Prime Holdings, Inc..........................   508,168        142,643
     Universal Robina Corp...........................    36,400         31,754
                                                                  ------------
 TOTAL PHILIPPINES...................................               12,189,372
                                                                  ------------

 POLAND -- (1.4%)....................................
     Asseco Poland SA................................    43,043        861,153
     Bank Handlowy w Warszawie SA....................    17,748        668,410
    *Bank Millennium SA..............................   279,559        572,990
     Bank Pekao SA...................................   113,393      7,432,331
    *Bank Przemyslowo Handlowy BPH SA................     2,029         58,111
    *BRE Bank SA.....................................     7,401        964,256
     Browary Zywiec SA...............................    13,516      3,638,954
     Cyfrowy Polsat SA...............................    16,779        102,577
    *Enea SA.........................................    12,021         88,322
    *Eurocash SA.....................................     3,829         46,882
    *Getin Holding SA................................   156,860        881,479
    *Getin Holding SA Allotment Certificates.........     3,927         22,056
    *Grupa Lotos SA..................................    41,630        744,709
    *ING Bank Slaski SA..............................     1,790        590,801
    *Kernel Holding SA...............................    10,020        272,054
     KGHM Polska Miedz SA............................    61,000      4,487,143
    *Kredyt Bank SA..................................    65,825        430,157
    *Mondi Packaging Paper Swiecie SA................    12,683        394,223
    *PGE SA..........................................   182,228      1,644,612
    *Polski Koncern Naftowy Orlen SA.................   267,237      5,570,036
     Polskie Gornictwo Naftowe I Gazownictwo SA......   748,661      1,096,503
     Powszechna Kasa Oszczednosci Bank Polski SA.....   267,637      4,605,666
    *Synthos SA......................................   104,269        176,998
     Telekomunikacja Polska SA.......................   591,537      3,910,604
     TVN SA..........................................    91,082        603,545
                                                                  ------------
 TOTAL POLAND........................................               39,864,572
                                                                  ------------

 RUSSIA -- (5.0%)....................................
    *Evraz Group SA GDR..............................    74,992      2,548,322
    *Federal Hydrogenerating Co. ADR.................   773,445      4,032,234
     Gazprom OAO Sponsored ADR....................... 3,487,010     59,083,004
     Gazpromneft JSC Sponsored ADR...................    47,396      1,202,291
     Lukoil OAO Sponsored ADR........................   354,178     24,616,048
     Magnitogorsk Iron & Steel Works Sponsored GDR...   111,820      1,410,391
     MMC Norilsk Nickel JSC ADR......................   597,703     16,545,199
     Novolipetsk Steel OJSC GDR......................    83,762      3,208,723
     Novorossiysk Sea Trade Port GDR.................     7,539         71,139
    *Polymetal JSC GDR...............................    64,567      1,236,666
     Rosneft Oil Co. GDR............................. 1,184,101     10,605,045
     Severstal OAO GDR...............................   106,027      1,917,940
     Surgutneftegas Sponsonsored ADR.................   544,495      5,822,487
     Tatneft Sponsored ADR...........................    29,354      1,325,993
    *TMK OAO GDR.....................................    43,610        896,490
     Uralkali Sponsored GDR..........................   111,980      4,721,094
     VimpelCom, Ltd. Sponsored ADR...................    50,835        740,666
     VTB Bank OJSC GDR...............................   582,346      3,780,546
    *X5 Retail Group NV GDR..........................    59,942      2,120,154
                                                                  ------------
 TOTAL RUSSIA........................................              145,884,432
                                                                  ------------

 SOUTH AFRICA -- (7.8%)..............................
     ABSA Group, Ltd.................................   362,514      7,508,747
     African Bank Investments, Ltd...................   374,940      2,188,813
     African Rainbow Minerals, Ltd...................   105,298      3,429,537
     Anglo American Platinum Corp., Ltd..............    70,553      7,180,148

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
                                                             Shares        Value++
                                                             ------        -----
SOUTH AFRICA -- (Continued)..............................
   #AngloGold Ashanti, Ltd. Sponsored ADR................   197,922   $ 10,090,064
    ArcelorMittal South Africa, Ltd......................   225,381      3,086,590
    Aspen Pharmacare Holdings, Ltd.......................    72,465        894,574
    Barloworld, Ltd......................................    45,024        508,955
    Bidvest Group, Ltd...................................   182,111      4,198,606
    Discovery Holdings, Ltd..............................   357,805      2,064,082
    Exxaro Resources, Ltd................................    83,898      2,262,714
    FirstRand, Ltd....................................... 1,540,707      4,852,072
    Freeworld Coatings, Ltd..............................    88,329        164,629
    Gold Fields, Ltd. Sponsored ADR......................   425,086      7,583,534
   *Growthpoint Properties, Ltd..........................     3,896         10,816
    Harmony Gold Mining Co., Ltd.........................   132,269      2,006,134
    Harmony Gold Mining Co., Ltd. Sponsored ADR..........   331,569      5,162,529
    Impala Platinum Holdings, Ltd........................   478,692     14,970,063
    Imperial Holdings, Ltd...............................    53,487        949,250
    Investec, Ltd........................................   118,615        959,952
    Kumba Iron Ore, Ltd..................................    15,092      1,104,351
    Liberty Holdings, Ltd................................   117,508      1,288,585
    Massmart Holdings, Ltd...............................    83,456      1,816,622
   *Medi-Clinic Corp., Ltd...............................     9,184         40,534
    MMI Holdings, Ltd....................................   283,735        736,026
    Mondi, Ltd...........................................    32,757        315,230
    Mr. Price Group, Ltd.................................     4,144         42,455
    MTN Group, Ltd....................................... 1,659,950     36,468,496
    Naspers, Ltd. Series N...............................   324,237     19,216,311
    Nedbank Group, Ltd...................................    55,383      1,234,004
    Network Healthcare Holdings, Ltd.....................   251,159        542,283
    Northam Platinum, Ltd................................    29,145        192,591
    Pick'n Pay Stores, Ltd...............................   244,318      1,580,395
    Pretoria Portland Cement Co., Ltd....................   591,367      2,248,721
    PSG Group, Ltd.......................................    81,771        543,643
    Sanlam, Ltd..........................................   961,639      4,124,867
   *Sappi, Ltd. Sponsored ADR............................       500          2,700
   #Sasol, Ltd. Sponsored ADR............................   721,569     41,721,120
    Shoprite Holdings, Ltd...............................   440,921      6,959,148
    Standard Bank Group, Ltd.............................   861,864     13,536,033
    Steinhoff International Holdings, Ltd................   842,503      3,227,202
   *Super Group, Ltd.....................................    37,827          4,560
    Telkom South Africa, Ltd.............................   318,908      1,858,406
    Tiger Brands, Ltd....................................    79,054      2,308,496
    Truworths International, Ltd.........................   186,043      2,152,048
    Vodacom Group, Ltd...................................   389,448      4,769,894
    Woolworths Holdings, Ltd.............................   130,252        594,485
                                                                      ------------
TOTAL SOUTH AFRICA.......................................              228,701,015
                                                                      ------------

SOUTH KOREA -- (14.3%)...................................
   #Amorepacific Corp....................................     3,479      3,506,747
    Cheil Industrial, Inc................................    20,690      2,281,190
   *Daelim Industrial Co., Ltd...........................    18,215      2,060,185
  #*Daewoo Engineering & Construction Co., Ltd...........   125,248      1,334,579
   #Daewoo International Corp............................    38,863      1,511,824
   *Daewoo Securities Co., Ltd...........................   103,195      2,177,482
    Daewoo Shipbuilding & Marine Engineering Co., Ltd....   105,130      4,505,671
    Dongbu Insurance Co., Ltd............................       100          4,768
    Doosan Corp..........................................     4,502        553,190
    Doosan Heavy Industries & Construction Co., Ltd......    21,575      1,204,751
  #*Doosan Infracore Co., Ltd............................    82,000      2,273,612
    GS Engineering & Construction Corp...................    27,320      3,292,774
   #GS Holdings Corp.....................................    42,945      3,600,556
    Hana Financial Group, Inc............................   126,111      5,350,730
   #Hankook Tire Manufacturing Co., Ltd..................    82,310      3,305,935

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
                                                         Shares        Value++
                                                         ------        -----
  SOUTH KOREA -- (Continued).........................
     *Hanwha Corp....................................    11,920   $    548,769
     #Hynix Semiconductor, Inc.......................   181,980      5,754,210
     *Hyosung T & C Co., Ltd.........................     7,217        592,374
      Hyundai Department Store Co., Ltd..............     6,301        924,462
      Hyundai Development Co.........................     3,928        107,586
      Hyundai Engineering & Construction Co., Ltd....     8,263        694,124
      Hyundai Glovis Co., Ltd........................     6,360        908,920
      Hyundai Heavy Industries Co., Ltd..............    39,086     19,548,628
      Hyundai Merchant Marine Co., Ltd...............    26,021        794,629
     *Hyundai Mipo Dockyard Co., Ltd.................     3,146        558,767
     #Hyundai Mobis..................................    53,070     17,800,124
      Hyundai Motor Co., Ltd.........................    95,919     22,123,640
      Hyundai Steel Co...............................    58,560      7,460,077
      Industrial Bank of Korea, Ltd..................    90,040      1,730,357
     #Kangwon Land, Inc..............................   114,660      2,606,808
      KB Financial Group, Inc........................   139,085      7,455,713
     *KB Financial Group, Inc. ADR...................     2,072        110,417
      KCC Corp.......................................     5,799      1,966,429
      Kia Motors Corp................................   225,130     16,195,539
     *Korea Electric Power Corp......................   262,020      6,277,792
      Korea Exchange Bank............................   200,200      1,706,201
      Korea Gas Corp.................................    23,463        748,459
      Korea Zinc Co., Ltd............................     1,294        511,040
     *Korean Air Co., Ltd............................    21,974      1,343,315
      KT Corp........................................   110,260      3,958,660
      KT&G Corp......................................   103,590      6,131,129
      LG Chemical, Ltd...............................    32,392     16,092,933
      LG Corp........................................   118,265     10,888,100
     #LG Display Co., Ltd. ADR.......................   201,858      3,597,110
     #LG Electronics, Inc............................    88,910      8,559,430
     #LG Household & Healthcare Co., Ltd.............     5,120      2,059,436
      LG Uplus Corp..................................    86,270        524,116
      Lotte Shopping Co., Ltd........................     4,474      2,040,419
      LS Corp........................................     5,756        638,020
      NCsoft Corp....................................     4,942      1,310,586
    #*NHN Corp.......................................     8,597      1,705,525
      OCI Co., Ltd...................................     3,894      2,329,323
      POSCO..........................................    46,060     20,212,768
      Samsung Card Co., Ltd..........................    23,720      1,178,552
     #Samsung Corp...................................   100,930      7,311,633
     #Samsung Electro-Mechanics Co., Ltd.............    37,767      3,655,869
     #Samsung Electronics Co., Ltd...................    95,982     80,171,919
      Samsung Electronics Co., Ltd. GDR..............    49,372     20,610,804
      Samsung Engineering Co., Ltd...................     6,628      1,474,055
      Samsung Fire & Marine Insurance, Ltd...........    35,022      7,523,107
     #Samsung Heavy Industries Co., Ltd..............   126,000      5,712,287
     #Samsung SDI Co., Ltd...........................    23,228      4,162,253
     *Samsung Securities Co., Ltd....................    33,780      2,824,443
     #Samsung Techwin Co., Ltd.......................     7,702        634,805
      Shinhan Financial Group Co., Ltd...............   218,686     10,728,320
     #Shinhan Financial Group Co., Ltd. ADR..........    16,770      1,627,025
      Shinsegae Co., Ltd.............................    25,192      6,347,072
      SK Co., Ltd....................................    21,194      3,808,887
     #SK Innovation Co., Ltd.........................    51,889     11,287,927
      SK Telecom Co., Ltd............................    40,416      6,123,566
     #S-Oil Corp.....................................    46,083      6,889,960
      Woongjin Coway Co., Ltd........................    13,260        443,146
                                                                  ------------
  TOTAL SOUTH KOREA..................................              417,995,559
                                                                  ------------

  TAIWAN -- (11.6%)..................................
     #Acer, Inc...................................... 2,805,040      5,262,313

THE EMERGING MARKETS SERIES
CONTINUED

                                                        Shares       Value++
                                                        ------       -----
    TAIWAN -- (Continued)...........................
        Advanced Semiconductor Engineering, Inc..... 3,289,702   $ 3,852,990
        Advantech Co., Ltd..........................   132,000       437,936
       #Asia Cement Corp............................ 2,174,316     2,915,207
        Asustek Computer, Inc.......................   445,230     4,019,375
      #*AU Optronics Corp........................... 1,332,873     1,074,400
       *AU Optronics Corp. Sponsored ADR............   353,406     2,862,589
       #Catcher Technology Co., Ltd.................   302,429     1,903,376
        Cathay Financial Holdings Co., Ltd.......... 3,891,738     6,506,872
        Chang Hwa Commercial Bank................... 2,229,000     1,948,122
       #Cheng Shin Rubber Industry Co., Ltd......... 1,166,486     2,948,721
       #Chicony Electronics Co., Ltd................   232,436       458,533
      #*Chimei Innolux Corp......................... 3,192,818     3,286,546
       *China Airlines, Ltd......................... 1,086,000       695,203
        China Development Financial Holding Corp.... 4,762,150     1,998,142
        China Life Insurance Co., Ltd...............   671,420       786,326
       *China Petrochemical Development Corp........   305,000       380,619
        China Steel Corp............................ 9,036,342    11,189,970
        Chinatrust Financial Holdings Co., Ltd...... 3,493,931     3,210,021
       #Chunghwa Telecom Co., Ltd. ADR..............   196,517     6,200,111
        Clevo Co., Ltd..............................   258,643       592,843
       #Compal Electronics, Inc..................... 3,781,541     4,295,168
       #Delta Electronics, Inc...................... 1,812,366     8,112,755
        E.Sun Financial Holding Co., Ltd............ 2,036,668     1,445,176
       #Epistar Corp................................   396,000     1,316,568
       *Eva Airways Corp............................   856,000       789,240
       *Evergreen Marine Corp., Ltd................. 1,047,869       971,181
       #Everlight Electronics Co., Ltd..............   163,942       469,353
       #Far Eastern Department Stores Co., Ltd......   390,525       691,358
       #Far Eastern New Century Corp................ 3,073,987     4,839,500
        Far EasTone Telecommunications Co., Ltd.....   815,000     1,236,490
       #Farglory Land Development Co., Ltd..........   134,229       306,736
        First Financial Holding Co., Ltd............ 5,340,838     4,955,288
        Formosa Chemicals & Fiber Co., Ltd.......... 3,356,445    13,573,038
        Formosa Plastics Corp....................... 4,522,648    18,520,887
        Formosa Taffeta Co., Ltd....................   642,000       696,229
       #Foxconn Technology Co., Ltd.................   696,661     3,340,388
        Fubon Financial Holding Co., Ltd............ 6,236,736     9,161,570
        Giant Manufacture Co., Ltd..................    86,506       346,074
       #Highwealth Construction Corp................   213,000       473,477
        Hon Hai Precision Industry Co., Ltd......... 5,190,997    19,712,931
       #Hotai Motor Co., Ltd........................   298,000       934,201
        HTC Corp....................................   553,558    25,196,124
        Hua Nan Financial Holding Co., Ltd.......... 4,578,066     3,665,921
      #*Inotera Memories, Inc.......................   674,976       339,431
        Inventec Co., Ltd........................... 1,819,358       979,626
       #Kinsus Interconnect Technology Corp.........   120,000       419,241
       #Largan Precision Co., Ltd...................    52,860     1,680,272
       #LCY Chemical Corp...........................    87,853       260,226
        Lite-On Technology Corp..................... 1,346,798     1,707,764
       #Macronix International Co., Ltd............. 2,457,825     1,615,910
       #Media Tek, Inc..............................   736,995     8,160,660
        Mega Financial Holding Co., Ltd............. 4,782,000     4,177,972
        Nan Ya Plastic Corp......................... 6,052,564    18,590,966
       #Nan Ya Printed Circuit Board Corp...........   200,940       657,646
      #*Nanya Technology Corp.......................   185,000        93,984
        Novatek Microelectronics Corp...............   276,000       845,958
      #*Pegatron Corp............................... 1,211,345     1,281,661
        Polaris Securities Co., Ltd.................   465,000       334,979
       #Pou Chen Corp............................... 2,047,487     1,934,505
        Powertech Technology, Inc...................   339,836     1,236,265
       #President Chain Store Corp..................   576,831     3,166,628

THE EMERGING MARKETS SERIES
CONTINUED

                                                                   Shares        Value++
                                                                   ------        -----
TAIWAN -- (Continued).........................................
   *Qisda Corp................................................    728,000   $    415,051
   #Quanta Computer, Inc......................................    662,000      1,306,602
    Richtek Technology Corp...................................     74,550        499,292
   #Ruentex Development Co., Ltd..............................    251,000        418,671
    Ruentex Industries, Ltd...................................    239,000        675,717
   *Shin Kong Financial Holding Co., Ltd......................  2,977,344      1,307,196
   #Siliconware Precision Industries Co.......................  2,347,324      3,147,740
    SinoPac Holdings Co., Ltd.................................  3,543,000      1,683,589
   #Synnex Technology International Corp......................  1,019,756      2,606,947
   *Taishin Financial Holdings Co., Ltd.......................  2,099,122      1,237,256
   *Taiwan Business Bank......................................  1,900,800        773,758
    Taiwan Cement Corp........................................  2,650,720      3,894,394
    Taiwan Cooperative Bank...................................  3,297,397      2,768,858
    Taiwan Fertilizer Co., Ltd................................    421,000      1,420,483
    Taiwan Glass Industrial Corp..............................    988,476      1,616,043
    Taiwan Mobile Co., Ltd....................................     47,000        121,375
   #Taiwan Semiconductor Manufacturing Co., Ltd............... 22,386,808     57,903,170
   *Tatung Co., Ltd...........................................    260,792        130,910
    Transcend Information, Inc................................    131,181        386,026
    Tripod Technology Corp....................................    217,000      1,028,242
    U-Ming Marine Transport Corp..............................    551,860      1,196,621
   #Unimicron Technology Corp.................................    769,896      1,270,051
    Uni-President Enterprises Corp............................  3,845,980      5,543,336
    United Microelectronics Corp..............................  7,733,000      4,036,235
   *Walsin Lihwa Corp.........................................  1,287,000        747,071
   *Wan Hai Lines Co., Ltd....................................    426,000        326,384
  #*Wintek Corp...............................................    528,000        772,596
   #Wistron Corp..............................................  1,314,716      2,369,240
   #WPG Holdings, Ltd.........................................    461,348        854,593
   *Yang Ming Marine Transport Corp...........................    748,000        634,467
   #Young Fast Optoelectronics Co., Ltd.......................     50,294        344,934
    Yuanta Financial Holding Co., Ltd.........................  3,090,885      2,151,102
    Yulon Motor Co., Ltd......................................    310,000        646,147
                                                                            ------------
TOTAL TAIWAN..................................................               339,297,659
                                                                            ------------

THAILAND -- (1.9%)............................................
    Advance Info Service PCL (Foreign)........................  1,022,200      3,167,621
    Bangkok Bank PCL (Foreign)................................    329,000      1,873,702
    Bangkok Bank PCL (Foreign) NVDR...........................    286,400      1,631,089
    Bangkok Dusit Medical Services PCL (Foreign)..............     82,900        145,110
    Bank of Ayudhya PCL (Foreign).............................  2,590,200      2,494,749
    Banpu PCL (Foreign).......................................    113,100      2,826,553
    BEC World PCL (Foreign)...................................    975,300      1,127,231
    Charoen Pokphand Foods PCL (Foreign)......................  2,686,100      2,654,605
    CP ALL PCL (Foreign)......................................  1,978,700      2,866,961
    Delta Electronics (Thailand) PCL (Foreign)................         10              9
    Glow Energy PCL (Foreign).................................    119,000        182,387
    IRPC PCL (Foreign)........................................  4,240,300        880,732
    Kasikornbank PCL (Foreign)................................  1,531,600      6,670,285
    Krung Thai Bank PCL (Foreign).............................  4,726,870      3,103,740
    Land & Houses PCL (Foreign) NVDR..........................    790,000        174,673
    PTT Aromatics & Refining PCL (Foreign)....................  1,287,137      1,778,707
    PTT Chemical PCL (Foreign)................................    517,460      2,773,655
    PTT Exploration & Production PCL (Foreign)................    592,000      3,688,844
    PTT PCL (Foreign).........................................    649,900      8,164,573
    Ratchaburi Electricity Generating Holding PCL (Foreign)...    521,300        698,559
    Siam Cement PCL (Foreign) (The)...........................    117,100      1,624,100
    Siam Cement PCL (Foreign) NVDR (The)......................     41,600        522,613
    Siam City Cement PCL (Foreign)............................     94,913        689,987
    Siam Commercial Bank PCL (Foreign)........................  1,001,366      3,891,406
    Thai Oil PCL (Foreign)....................................    218,000        617,119

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                      Shares          Value++
                                                                                      ------          -----
THAILAND -- (Continued)...........................................................
   *TMB Bank PCL (Foreign)........................................................ 4,680,000   $      363,739
   *Total Access Communication PCL (Foreign) NVDR.................................    66,900          113,181
                                                                                               --------------
TOTAL THAILAND....................................................................                 54,725,930
                                                                                               --------------

TURKEY -- (1.6%)..................................................................
    Akbank T.A.S.................................................................. 1,275,410        6,630,316
    Anadolu Efes Biracilik ve Malt Sanayi A.S.....................................   224,805        3,451,974
    Arcelik A.S...................................................................    57,897          328,188
    Asya Katilim Bankasi A.S......................................................   151,578          300,230
    Aygaz A.S.....................................................................    19,411          144,242
    BIM BirlesikMagazalar A.S.....................................................    35,088        1,222,404
   *Dogan Sirketler Grubu Holdings A.S............................................   399,572          317,207
   *Dogan Yayin Holding A.S.......................................................         3                4
    Enka Insaat ve Sanayi A.S.....................................................   278,759        1,219,425
   *Eregli Demir ve Celik Fabrikalari T.A.S.......................................   452,355        1,377,347
   *Eregli Demir ve Celik Fabrikalari T.A.S.......................................   155,497          443,693
    Ford Otomotiv Sanayi A.S......................................................    74,222          754,761
    Koc Holding A.S. Series B.....................................................   775,171        4,167,365
   *Petkim Petrokimya Holding A.S.................................................   201,256          349,632
    Tupras Turkiye Petrol Rafinerileri A.S........................................   122,470        3,984,921
   *Turk Hava Yollari A.S.........................................................   150,171          442,712
    Turkcell Iletisim Hizmetleri AS...............................................   240,093        1,420,162
    Turkiye Garanti Bankasi A.S................................................... 2,046,828       10,600,823
    Turkiye Halk Bankasi A.S......................................................   139,950        1,213,076
    Turkiye Is Bankasi A.S........................................................ 1,484,267        5,248,419
   *Turkiye Sise ve Cam Fabrikalari A.S...........................................   232,233          569,824
    Turkiye Vakiflar Bankasi T.A.O................................................   385,861        1,024,435
   *Yapi ve Kredi Bankasi A.S.....................................................   819,337        2,576,404
                                                                                               --------------
TOTAL TURKEY......................................................................                 47,787,564
                                                                                               --------------
TOTAL COMMON STOCKS...............................................................              2,479,677,712
                                                                                               --------------
PREFERRED STOCKS -- (8.3%)........................................................

BRAZIL -- (8.3%)..................................................................
AES Tiete SA......................................................................    35,200          580,625
    Banco Bradesco SA............................................................. 1,584,132       31,396,667
    Banco do Estado do Rio Grande do Sul SA.......................................    98,400        1,169,642
    Brasil Telecom SA.............................................................   396,753        3,666,914
    Brasil Telecom SA ADR.........................................................    14,349          404,642
   #Braskem SA Preferred A Sponsored ADR..........................................    37,695        1,124,442
   #Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Sponsored ADR Series A..    70,200        3,191,292
    Cia de Bebidas das Americas SA................................................       415           13,221
    Cia de Bebidas das Americas SA Preferred ADR..................................   661,939       21,565,973
    Cia de Transmissao de Energia Electrica Paulista SA Series A..................    10,800          348,535
    Cia Energetica de Minas Gerais SA.............................................   291,821        5,939,555
   *Cia Paranaense de Energia SA Sponsored ADR Series A...........................    35,600          981,492
    Empresa Nasional de Comercio Redito e Participacoes SA........................       480            6,368
    Gerdau SA.....................................................................   756,268        9,013,492
    Itau Unibanco Holding SA...................................................... 1,765,755       41,248,091
    Itau Unibanco Holding SA ADR..................................................   271,346        6,444,468
    Lojas Americanas SA...........................................................    61,900          550,852
    Petroleo Brasilerio SA ADR.................................................... 1,376,550       45,935,474
   *Suzano Papel e Celullose SA...................................................    50,500          496,911
    Tele Norte Leste Participacoes SA.............................................   118,734        1,984,183
    Tele Norte Leste Participacoes SA ADR.........................................   127,600        2,175,580
    Telecomunicacoes de Sao Paulo SA..............................................    96,700        2,575,470
    Telemar Norte Leste SA........................................................    26,112          906,916
   #Tim Participacoes SA ADR......................................................    19,000          896,420
   #Ultrapar Participacoes SA Sponsored ADR.......................................   254,308        4,575,001
    Usinas Siderurgicas de Minas Gerais SA Series A...............................   387,924        3,969,982
    Vale SA Series A.............................................................. 1,412,691       41,405,531
   *Vale SA Series B..............................................................    81,160               --

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                                  Shares
                                                                                                                  ------
BRAZIL -- (Continued)......................................................................................
    Vale SA Sponsored ADR..................................................................................      166,500
    Vivo Participacoes SA..................................................................................      134,958

TOTAL BRAZIL...............................................................................................

TOTAL PREFERRED STOCKS.....................................................................................

RIGHTS/WARRANTS -- (0.0%)..................................................................................
BRAZIL -- (0.0%)...........................................................................................
   *Cia de Transmissao de Energia Electrica Paulista SA Series A Rights 05/26/11...........................          107
   *Tim Participacoes SA Rights 05/12/11...................................................................           44

TOTAL BRAZIL...............................................................................................


TAIWAN -- (0.0%)...........................................................................................
   *China Life Insurance Co., Ltd. Rights 05/12/11.........................................................       88,416

TOTAL RIGHTS/WARRANTS......................................................................................


                                                                                                                    Face
                                                                                                                  Amount
                                                                                                                  ------
                                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (0.2%).......................................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $6,705,000 FNMA
   2.24%, 07/06/15, valued at $6,872,625) to be repurchased at $6,769,107.................................. $      6,769


                                                                                                                 Shares/
                                                                                                                    Face
                                                                                                                  Amount
                                                                                                                  ------
                                                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (6.5%)....................................................................
(S)@DFA Short Term Investment Fund.........................................................................  188,392,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by $48,926,610 FNMA
 2.063%(r), 06/01/35, valued at $179,153)## to be repurchased at $175,641.................................. $        176


TOTAL SECURITIES LENDING COLLATERAL........................................................................


TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,415,552,525).....................................................................................

                                                                                                                   Value++
                                                                                                                   -----
BRAZIL -- (Continued)......................................................................................
    Vale SA Sponsored ADR.................................................................................. $    4,978,350
    Vivo Participacoes SA..................................................................................      5,475,699
                                                                                                            --------------
TOTAL BRAZIL...............................................................................................    243,021,788
                                                                                                            --------------
TOTAL PREFERRED STOCKS.....................................................................................    243,021,788
                                                                                                            --------------
RIGHTS/WARRANTS -- (0.0%)..................................................................................
BRAZIL -- (0.0%)...........................................................................................
   *Cia de Transmissao de Energia Electrica Paulista SA Series A Rights 05/26/11...........................             89
   *Tim Participacoes SA Rights 05/12/11...................................................................             17
                                                                                                            --------------
TOTAL BRAZIL...............................................................................................            106
                                                                                                            --------------

TAIWAN -- (0.0%)...........................................................................................
   *China Life Insurance Co., Ltd. Rights 05/12/11.........................................................         26,088
                                                                                                            --------------
TOTAL RIGHTS/WARRANTS......................................................................................         26,194
                                                                                                            --------------


                                                                                                                    Value+
                                                                                                                    -----

TEMPORARY CASH INVESTMENTS -- (0.2%).......................................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $6,705,000 FNMA
   2.24%, 07/06/15, valued at $6,872,625) to be repurchased at $6,769,107..................................      6,769,000
                                                                                                            --------------






SECURITIES LENDING COLLATERAL -- (6.5%)....................................................................
(S)@DFA Short Term Investment Fund.........................................................................    188,392,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by $48,926,610 FNMA
 2.063%(r), 06/01/35, valued at $179,153)## to be repurchased at $175,641..................................        175,640
                                                                                                            --------------

TOTAL SECURITIES LENDING COLLATERAL........................................................................    188,567,640
                                                                                                            --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,415,552,525)..................................................................................... $2,918,062,334
                                                                                                            ==============

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                      Shares      Value++
                                                                                      ------      -----
COMMON STOCKS -- (88.6%)..........................................................
ARGENTINA -- (0.0%)...............................................................
    Ferrum SA de Ceramica y Metalurgia............................................         1   $        1
                                                                                               ----------

BRAZIL -- (7.4%)..................................................................
    AES Tiete SA..................................................................    53,900      804,115
   *All America Latina Logistica SA...............................................    68,850      567,185
    Alpargatas SA.................................................................   102,000      700,229
    Amil Participacoes SA.........................................................   204,808    2,486,545
   *Anhanguera Educacional Participacoes SA.......................................   288,445    6,441,058
    B2W Cia Global Do Varejo SA...................................................   170,200    2,376,871
    Banco ABC Brasil SA...........................................................    95,764      818,730
    Banco Alfa de Investimento SA.................................................       700        3,288
    Banco Daycoval SA.............................................................    43,600      338,113
    Banco Industrial e Comercial SA...............................................   134,420      969,786
    Banco Mercantil do Brasil SA..................................................     1,327       12,653
    Banco Panamericano SA.........................................................   111,500      396,898
    Banco Pine SA.................................................................    62,500      528,779
    Banco Sofisa SA...............................................................    92,600      261,931
    Bematech SA...................................................................    68,200      339,873
   *Bombril SA....................................................................    17,600      106,280
   *BR Malls Participacoes SA.....................................................   567,258    5,992,771
    Brasil Brokers Participacoes SA...............................................   266,182    1,441,565
   *Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA.. 1,047,720      532,784
    Brookfield Incorporacoes SA...................................................   571,312    3,217,534
    Camargo Correa Desenvolvimento Imobiliario SA.................................    89,936      372,732
   *CETIP SA......................................................................   113,846    1,871,382
    Cia de Gas de Sao Paulo SA....................................................    37,100    1,049,422
    Cia de Saneamento de Minas Gerais-Copasa SA...................................   124,000    2,205,390
    Cia de Saneamento do Parana SA................................................   176,900      455,406
    Cia Energetica de Sao Paulo SA................................................   159,900    3,081,724
   *Cia Hering SA.................................................................   315,490    6,828,397
    Contax Participacoes SA.......................................................     2,500       42,890
    CR2 Empreendimentos Imobiliarios SA...........................................     9,000       38,330
    Cremer SA.....................................................................    65,096      616,947
   *Cyrela Brazil Realty SA Empreendimentos e Participacoes.......................   123,033    1,303,687
    Diagnosticos Da America SA....................................................   507,200    6,809,092
   *Direcional Engenharia SA......................................................     5,700       38,406
    Drogasil SA...................................................................   210,948    1,521,904
    Duratex SA....................................................................   624,462    6,569,315
   *Energias do Brazil SA.........................................................   110,102    2,737,153
   *Equatorial Energia SA.........................................................   104,400      882,609
   *Estacio Participacoes SA......................................................   105,868    1,545,086
    Eternit SA....................................................................   188,589    1,283,872
    Even Construtora e Incorporadora SA...........................................   431,150    2,398,018
    EZ Tec Empreendimentos e Participacoes SA.....................................   111,658    1,141,279
    Fertilizantes Fosfatados SA...................................................    38,300      397,802
   *Fertilizantes Heringer SA.....................................................    21,600      145,812
   *Fleury SA.....................................................................    61,700      904,400
    Gafisa SA.....................................................................   480,400    2,919,288
    Gafisa SA ADR.................................................................   180,131    2,226,419
   *General Shopping Brasil SA....................................................    63,017      498,304
   *Globex Utilidades SA..........................................................    58,737      970,736
  #*Gol Linhas Aereas Inteligentes SA ADR.........................................   202,727    2,888,860
    Grendene SA...................................................................   236,094    1,392,672
    Guararapes Confeccoes SA......................................................    16,900      923,849
    Helbor Empreendimentos SA.....................................................    69,124      913,041
   *IdeiasNet SA..................................................................   234,800      517,897
    Iguatemi Empresa de Shopping Centers SA.......................................    64,800    1,679,314
    Industrias Romi SA............................................................    77,500      497,060
   *Inepar SA Industria e Construcoes.............................................    32,940      107,622

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          Shares        Value++
                                                                                          ------        -----
BRAZIL -- (Continued).................................................................
   *Inpar SA..........................................................................   525,100   $    987,984
    Iochpe-Maxion SA..................................................................   112,180      1,568,752
    JHSF Participacoes SA.............................................................   217,947        588,784
   *Joao Fortes Engenharia SA.........................................................    37,300        275,269
   *Kepler Weber SA................................................................... 1,804,000        321,078
   *Kroton Educacional SA.............................................................    70,367        912,463
    Light SA..........................................................................   199,200      3,357,986
   *LLX Logistica SA..................................................................   488,125      1,408,650
   *Localiza Rent a Car SA............................................................   268,500      4,616,657
   *Log-in Logistica Intermodal SA....................................................    14,800         76,390
    Lojas Renner SA...................................................................   273,700     10,142,836
   *LPS Brasil Consultoria de Imoveis SA..............................................    58,824      1,603,339
   *Lupatech SA.......................................................................    34,700        259,390
   *M&G Poliester SA..................................................................   640,780         48,877
    M. Dias Branco SA.................................................................    72,800      1,878,769
   *Magnesita Refratarios SA..........................................................   538,604      2,858,723
   *Mahle-Metal Leve SA Industria e Comercio..........................................    28,666        756,008
    Marfrig Alimentos SA..............................................................   368,000      3,770,760
    Marisa Lojas SA...................................................................   133,664      2,542,097
    Metalfrio Solutions SA............................................................    12,100         89,989
    Minerva SA........................................................................    94,558        402,707
   *MMX Mineracao e Metalicos SA......................................................   330,084      2,098,169
   *MPX Energia SA....................................................................    82,800      1,957,895
    MRV Engenharia e Participacoes SA.................................................   300,000      2,618,230
   *Multiplan Empreendimentos Imobiliarios SA.........................................   157,046      3,282,273
    Obrascon Huarte Lain Brasil SA....................................................    57,500      2,443,713
    OdontoPrev SA.....................................................................   213,400      3,410,168
    Parana Banco SA...................................................................    29,200        222,731
   *Paranapanema SA...................................................................   355,521      1,179,646
   *Plascar Participacoes Industriais SA..............................................   195,700        304,771
    Porto Seguro SA...................................................................   261,800      4,350,020
   *PortX Operacoes Portuarias SA.....................................................   488,125      1,070,450
    Positivo Informatica SA...........................................................    50,900        232,628
    Profarma Distribuidora de Produtos Farmaceuticos SA...............................    20,800        206,916
    Redentor Energia SA...............................................................    32,500        141,511
    Restoque Comercio e Confeccoes de Roupas SA.......................................    57,029        670,993
    Rodobens Negocios Imobiliarios SA.................................................    33,640        285,893
    Rossi Residencial SA..............................................................   451,690      4,200,499
    Santos Brasil Participacoes SA....................................................    47,500        905,797
    Sao Carlos Empreendimentos e Participacoes SA.....................................    52,700        726,920
    Sao Martinho SA...................................................................    90,212      1,387,700
    SLC Agricola SA...................................................................   125,700      1,580,439
    Springs Global Participacoes SA...................................................    94,700        276,901
    Sul America SA....................................................................   411,948      5,357,524
    TAM SA Sponsored ADR..............................................................    38,100        795,528
   *Tecnisa SA........................................................................   192,631      1,488,935
    Tegma Gestao Logistica SA.........................................................    48,635        809,347
   *Tempo Participacoes SA............................................................   138,100        359,910
   *Tereos Internacional SA...........................................................    91,900        193,357
    Terna Participacoes SA............................................................     3,800         82,005
    Totvs SA..........................................................................   267,020      5,110,585
    Trisul SA.........................................................................     8,838         23,483
    Triunfo Participacoes e Investimentos SA..........................................    27,700        159,347
    Universo Online SA................................................................    72,700        813,323
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA...    77,400      1,052,860
                                                                                                   ------------
TOTAL BRAZIL..........................................................................              176,381,080
                                                                                                   ------------

CHILE -- (2.1%).......................................................................
    AFP Cuprum SA.....................................................................     1,398         88,963
    Aguas Andinas SA Series A.........................................................   895,457        497,854
    Almendral SA...................................................................... 1,445,104        209,649

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CONTINUED

                                                            Shares       Value++
                                                            ------       -----
CHILE -- (Continued)..................................
    Banmedica SA......................................   1,312,094   $ 2,650,119
    Besalco SA........................................     630,627     1,316,695
    Cementos Bio-Bio SA...............................     452,622     1,037,064
    Cia Cervecerias Unidas SA.........................     135,210     1,632,034
    Cia Cervecerias Unidas SA ADR.....................         574        34,440
    Cia General de Electricidad SA....................     110,134       669,487
   *Cia Sud Americana de Vapores SA...................   3,074,745     2,450,314
    Cintac SA.........................................     324,650       241,487
    Corpbanca SA...................................... 252,640,134     4,012,504
    Corpbanca SA ADR..................................      91,207     2,111,442
    Cristalerias de Chile SA..........................     156,836     2,145,872
   *E.CL SA...........................................     326,619       882,003
    Embotelladora Andina SA Series B..................     396,970     1,950,149
    Empresa Electrica Pilmaiquen SA...................      60,267       255,217
   *Empresas Hites SA.................................     340,060       545,041
   *Empresas Iansa SA.................................   6,287,667       765,799
   *Empresas La Polar SA..............................     801,254     4,495,166
    Forus SA..........................................     129,238       488,267
    Gasco SA..........................................      76,171       512,825
    Grupo Security SA.................................     136,267        60,224
   *Industrias Forestales SA..........................      20,000         7,341
    Inversiones Aguas Metropolitanas SA...............   1,598,644     2,617,825
   *Invertec Pesquera Mar de Chiloe SA................     135,701        90,380
    Madeco SA.........................................  27,103,448     1,585,768
   *Masisa SA.........................................   8,936,076     1,465,055
   *Multiexport Foods SA..............................   1,680,100       813,505
    Parque Arauco SA..................................     947,475     2,180,972
   *PAZ Corp. SA......................................     274,945       313,238
   *Ripley Corp. SA...................................   1,237,107     1,660,402
    Salfacorp SA......................................     379,373     1,465,997
    Sigdo Koppers SA..................................     336,435       730,666
    Socovesa SA.......................................   1,370,698     1,039,194
    Sonda SA..........................................     951,577     2,737,450
    Soquimic Comercial SA.............................     562,478       273,030
    Vina Concha Y Toro SA.............................   1,216,935     3,050,993
    Vina Concha Y Toro SA Sponsored ADR...............       1,725        86,250
    Vina San Pedro Tarapaca SA........................  40,113,498       367,638
                                                                     -----------
TOTAL CHILE...........................................                49,538,319
                                                                     -----------

CHINA -- (12.5%)......................................
  #361 Degrees International, Ltd.....................   1,724,000     1,146,960
  #*A8 Digital Music Holdings, Ltd....................     490,000       153,695
    Ajisen China Holdings, Ltd........................     658,000     1,314,666
    AMVIG Holdings, Ltd...............................     538,000       390,564
    Anhui Expressway Co., Ltd.........................     938,000       786,226
    Anhui Tianda Oil Pipe Co., Ltd....................     550,000       212,100
    #Anta Sports Products, Ltd........................     228,000       370,260
    Anton Oilfield Services Group.....................   1,452,000       297,649
   *Anxin-China Holdings, Ltd.........................   3,039,000       768,529
    Asia Cement China Holdings Corp...................     893,000       730,014
   *Asia Energy Logistics Group, Ltd..................  11,740,000       276,960
    Asian Citrus Holdings, Ltd........................     670,000       764,932
   *AVIC International Holding HK, Ltd................   5,574,000       294,688
  #*AviChina Industry & Technology Co., Ltd. Series H.   3,690,788     2,303,088
    Baoye Group Co., Ltd..............................   1,802,000     1,218,877
  #*BaWang International Group Holding, Ltd...........   1,756,000       489,107
    Beijing Capital International Airport Co., Ltd....   3,676,000     1,815,125
   *Beijing Capital Land, Ltd.........................   4,358,500     1,496,702
   *Beijing Development HK, Ltd.......................     507,000        89,614
   *Beijing Enterprises Water Group, Ltd..............   6,007,660     1,886,510
    Beijing Jingkelong Co., Ltd.......................     511,749       659,798

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

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CONTINUED

                                                                  Shares       Value++
                                                                  ------       -----
CHINA -- (Continued).........................................
   #Beijing North Star Co., Ltd. Series H....................  1,320,000   $   323,592
   *Beijing Properties Holdings, Ltd.........................  4,007,061       366,918
   #Bosideng International Holdings, Ltd.....................  6,792,000     2,165,043
   *Brilliance China Automotive Holdings, Ltd................ 11,292,000    11,072,619
    BYD Electronic International Co., Ltd....................  1,797,890       967,169
    C C Land Holdings, Ltd...................................  4,807,000     1,855,114
  #*C.P. Pokphand Co., Ltd...................................  7,004,594       940,061
    Central China Real Estate, Ltd...........................  1,000,000       277,187
   #Centron Telecom International Holdings, Ltd..............    620,100       147,890
   #Chaoda Modern Agriculture Holdings, Ltd..................  6,771,138     4,244,927
    China Aerospace International Holdings, Ltd..............  8,318,500     1,009,374
    China Agri-Industries Holdings, Ltd......................      4,000         4,603
    China Aoyuan Property Group, Ltd.........................  2,026,000       345,323
    China Automation Group, Ltd..............................    905,000       793,573
   #China BlueChemical, Ltd..................................  2,394,000     1,950,836
   *China Chengtong Development Group, Ltd...................  2,136,000       137,676
   *China Dongxiang Group Co., Ltd...........................  5,198,638     1,826,291
   *China Energine International Holdings, Ltd...............  2,488,000       195,773
   *China Environmental Resources Group, Ltd.................    112,000         2,936
    China Everbright International, Ltd......................  5,281,800     2,380,732
   #China Foods, Ltd.........................................  1,788,000     1,249,696
   #China Gas Holdings, Ltd..................................  5,115,500     1,982,823
   *China Glass Holdings, Ltd................................    516,000       298,986
   *China Grand Forestry Green Resources Group, Ltd.......... 13,759,759       422,840
   #China Green Holdings, Ltd................................  1,083,000       921,010
   #China Haidian Holdings, Ltd..............................  1,604,000       208,837
  #*China High Precision Automation Group, Ltd...............    205,000       166,717
   #China High Speed Transmission Equipment Group Co., Ltd...  1,762,422     2,357,025
   #China Huiyuan Juice Group, Ltd...........................    959,000       631,250
  #*China Lilang, Ltd........................................    749,000     1,068,661
   #China Lumena New Materials Corp..........................  1,270,000       661,089
  #*China Medical System Holdings, Ltd.......................    597,600       635,948
  #*China Metal Recycling Holdings, Ltd......................    897,486     1,247,363
   *China Mining Resources Group, Ltd........................ 20,164,900       387,222
   #China Molybdenum Co., Ltd................................    874,000       783,611
    China National Materials Co., Ltd........................  2,105,000     2,089,154
    China Nickel Resources Holding Co., Ltd..................    986,000       157,813
  #*China Oil & Gas Group, Ltd...............................  7,080,000       766,239
   *China Oriental Group Co., Ltd............................     10,000         3,892
    China Pharmaceutical Group, Ltd..........................  1,719,877     1,023,186
   #China Power International Development, Ltd...............  5,805,200     1,339,439
  #*China Power New Energy Development Co., Ltd..............  6,140,000       483,597
  #*China Precious Metal Resources Holdings Co., Ltd.........  5,078,318     1,079,477
   *China Properties Group, Ltd..............................  1,122,000       354,904
   *China Qinfa Group, Ltd...................................    910,000       539,974
  #*China Rare Earth Holdings, Ltd...........................  1,420,000       612,999
    China Resources Gas Group, Ltd...........................  1,310,000     1,909,645
   *China Resources Microelectronics, Ltd....................  5,741,250       285,483
   *China Seven Star Shopping, Ltd...........................  5,840,000        58,740
   *China Shanshui Cement Group, Ltd.........................  2,675,000     2,993,018
   #China Shineway Pharmaceutical Group, Ltd.................    743,200     1,802,501
   *China Singyes Solar Technologies Holdings, Ltd...........    502,000       479,490
    China Starch Holdings, Ltd...............................  4,855,000       350,892
   #China State Construction International Holdings, Ltd.....  4,296,960     4,206,053
  #*China Sunshine Paper Holdings Co., Ltd...................    918,078       278,456
  #*China Travel International Investment Hong Kong, Ltd..... 13,617,900     2,794,850
  #*China Water Affairs Group, Ltd...........................  1,746,000       662,370
    China Wireless Technologies, Ltd.........................  2,306,832       894,880
   *China Zenith Chemical Group, Ltd.........................  2,050,000        41,215
  #*China Zhongwang Holdings, Ltd............................  2,874,800     1,494,861
   *Chinasoft International, Ltd.............................  1,550,000       381,842

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CONTINUED

                                                                     Shares      Value++
                                                                     ------      -----
CHINA -- (Continued)
   *Chinese People Holdings Co., Ltd............................    168,000   $    4,972
  #*Chongqing Iron & Steel Co., Ltd.............................  1,681,400      442,551
    Chongqing Machinery & Electric Co., Ltd.....................  1,518,000      542,997
   *Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd...    121,000       63,144
   *CIMC Enric Holdings, Ltd....................................    256,000       99,297
  #*Citic 21CN Co., Ltd.........................................  4,363,200      580,681
   *CITIC Resources Holdings, Ltd...............................  8,560,600    2,122,317
   *Clear Media, Ltd............................................     77,000       47,066
   *CNNC International, Ltd.....................................    360,042      202,693
   *Coastal Greenland, Ltd......................................  2,106,000      123,618
   #Comba Telecom Systems Holdings, Ltd.........................  1,390,979    1,741,879
  #*Comtec Solar Systems Group, Ltd.............................    804,000      482,664
    COSCO International Holdings, Ltd...........................  3,287,000    2,120,643
    Coslight Technology International Group, Ltd................    170,000       84,172
   *CPMC Holdings, Ltd..........................................     53,000       32,475
    Dachan Food Asia, Ltd.......................................    426,955      100,703
   #Dalian Port (PDA) Co., Ltd..................................  2,608,000    1,024,063
    Daphne International Holdings, Ltd..........................  1,878,000    1,503,658
    Dawnrays Pharmaceutical Holdings, Ltd.......................    906,943      337,581
    Digital China Holdings, Ltd.................................  1,269,800    2,474,383
    Dongyue Group Co., Ltd......................................  2,712,000    2,866,898
    Dynasty Fine Wines Group, Ltd...............................  1,134,000      392,934
    Embry Holdings, Ltd.........................................    228,000      152,099
   *Enerchina Holdings, Ltd..................................... 10,646,167      184,330
   #ENN Energy Holdings, Ltd....................................  2,178,000    7,441,116
  #*Extrawell Pharmaceutical Holdings, Ltd......................  3,017,921      257,022
   *Fantasia Holdings Group Co., Ltd............................    231,000       38,728
    First Tractor Co., Ltd......................................  1,093,176    1,518,237
   #Franshion Properties China, Ltd.............................  7,010,300    2,187,636
   #Fufeng Group, Ltd...........................................  1,355,000      996,403
   #Geely Automobile Holdings, Ltd..............................  8,240,000    3,315,301
  #*Global Bio-Chem Technology Group Co., Ltd...................  4,968,800    1,219,570
  #*Global Sweeteners Holdings, Ltd.............................    964,951      238,694
   *Glorious Property Holdings, Ltd.............................  4,644,501    1,331,104
    Goldbond Group Holdings, Ltd................................  1,150,000       65,223
  #*Golden Meditech Holdings, Ltd...............................  2,376,000      419,921
    Goldlion Holdings, Ltd......................................    438,962      189,752
   #Good Friend International Holdings, Inc.....................    266,667      292,144
   #Great Wall Motor Co., Ltd...................................  1,746,249    3,156,076
    Great Wall Technology Co., Ltd..............................    868,950      432,839
    Greentown China Holdings, Ltd...............................  1,435,648    1,435,357
    Guangdong Investment, Ltd...................................  5,402,000    2,803,081
  #*Guangshen Railway Co., Ltd..................................    244,000       96,591
   #Guangshen Railway Co., Ltd. Sponsored ADR...................     26,271      522,005
    Guangzhou Automobile Group Co., Ltd.........................     13,078       14,712
  #*Guangzhou Investment Co., Ltd............................... 12,269,432    2,582,421
   #Guangzhou Pharmaceutical Co., Ltd...........................    648,000      734,399
    Guangzhou Shipyard International Co., Ltd...................    280,000      520,872
   #GZI Transportation, Ltd.....................................  2,038,018    1,129,968
   *Haier Electronics Group Co., Ltd............................  1,584,000    1,971,236
    Hainan Meilan International Airport Co., Ltd................    175,000      202,461
   #Haitian International Holdings, Ltd.........................  1,012,000    1,500,542
    Harbin Power Equipment Co., Ltd.............................  1,511,413    1,463,663
    Henderson Investment, Ltd...................................    130,000       12,748
    Heng Tai Consumables Group, Ltd.............................  5,526,250      691,878
   #Hengdeli Holdings, Ltd......................................  4,398,000    2,646,995
  #*Hi Sun Technology (China), Ltd..............................  3,513,000    1,111,900
    #Hidili Industry International Development, Ltd.............  1,882,000    1,901,337
   *Hisense Kelon Electrical Holdings Co., Ltd..................    720,000      418,046
  #*HKC Holdings, Ltd........................................... 14,610,447      745,300
   *Hong Kong Energy Holdings, Ltd..............................    172,095       14,692

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CONTINUED

                                                              Shares      Value++
                                                              ------      -----
CHINA -- (Continued)
   *Hong Kong Resources Holdings Co., Ltd................  3,873,450   $  389,766
  #*Honghua Group, Ltd...................................  2,443,000      318,097
   #Hopewell Highway Infrastructure, Ltd.................    679,500      440,881
  #*Hopson Development Holdings, Ltd.....................  3,476,000    3,466,519
   #Hua Han Bio-Pharmaceutical Holdings, Ltd.............  1,632,800      508,425
    Huabao International Holdings, Ltd...................    692,014    1,033,063
  #*Hunan Non-Ferrous Metal Corp., Ltd...................  8,774,000    3,792,890
  #*Huscoke Resources Holdings, Ltd......................  7,224,000      363,118
   *Inspur International, Ltd............................  5,490,000      397,180
   *Interchina Holdings Co., Ltd.........................  4,620,000      886,366
   *International Mining Machinery Holdings, Ltd.........  1,002,500    1,037,176
    Intime Department Store Group Co., Ltd...............  1,361,000    2,116,488
   *Jingwei Textile Machinery Co., Ltd...................    500,000      499,428
    Ju Teng International Holdings, Ltd..................  1,591,856      527,600
   *Kai Yuan Holdings, Ltd...............................  7,500,000      304,648
  #*Kaisa Group Holdings, Ltd............................  2,422,000      993,895
   *Kasen International Holdings, Ltd....................    222,000       42,062
   #Kingboard Laminates Holdings, Ltd....................  1,758,500    1,558,895
   #Kingdee International Software Group Co., Ltd........  2,805,200    1,800,817
   #Kingsoft Corp., Ltd..................................  1,167,000      761,889
   *Kingway Brewery Holdings, Ltd........................  4,396,800    1,231,811
    KWG Property Holding, Ltd............................  3,000,450    2,183,773
    Lai Fung Holdings, Ltd...............................  6,301,720      275,982
   #Le Saunda Holdings, Ltd..............................    860,000      430,418
   #Lee & Man Paper Manufacturing, Ltd...................  2,971,800    2,140,037
   #Li Ning Co., Ltd.....................................  1,393,835    2,384,915
    Lianhua Supermarket Holdings Co., Ltd................    352,000    1,434,352
  #*Lijun International Pharmaceutical Holding, Ltd......  2,413,826      600,512
   #Lingbao Gold Co., Ltd................................  1,384,000    1,139,747
   #Little Sheep Group, Ltd..............................    802,000      520,467
   *LK Technology Holdings, Ltd..........................    427,500      154,215
   #Lonking Holdings, Ltd................................  6,648,000    4,905,480
   *Loudong General Nice Resources China Holdings, Ltd...  2,458,117      354,974
   #Maoye International Holdings, Ltd....................  1,828,000      928,176
   *Media China Corp, Ltd................................  2,600,000        8,044
    MIN XIN Holdings, Ltd................................    266,000      155,033
    #*Mingfa Group International Co., Ltd................  1,851,000      617,583
   #Mingyuan Medicare Development Co., Ltd...............  4,580,000      407,859
   *Minmetals Land, Ltd..................................  3,122,000      564,491
  #*Minmetals Resources, Ltd.............................  4,398,000    2,901,503
    Minth Group, Ltd.....................................    979,000    1,514,408
  #*Nam Fong International Holdings, Ltd.................    844,758      190,187
   *Nan Hai Corp, Ltd.................................... 19,200,000      116,339
   *Nanjing Panda Electronics Co., Ltd...................    434,000      128,247
    NetDragon Websoft, Inc...............................    295,044      190,030
    New World China Land, Ltd............................  3,639,367    1,305,080
   *New World Department Store China, Ltd................  1,004,462      877,644
   *Northeast Electric Development Co., Ltd..............    400,000       83,507
  #*Oriental Ginza Holdings, Ltd.........................    149,000       16,850
   *Overseas Chinese Town Asia Holdings, Ltd.............    388,183      220,621
    Pacific Online, Ltd..................................    244,150      146,102
   *PCD Stores Group, Ltd................................  3,964,000    1,065,364
  #*Peak Sport Products Co., Ltd.........................  1,708,000    1,304,669
   *PetroAsian Energy Holdings, Ltd......................  5,532,000      288,689
  #*Phoenix Satellite Television Holdings, Ltd...........  1,728,000      935,130
   #Ports Design, Ltd....................................    714,500    1,980,663
  #*Pou Sheng International Holdings, Ltd................  1,904,806      294,605
   *Powerlong Real Estate Holdings, Ltd..................    245,000       76,477
    Prosperity International Holdings HK, Ltd............  1,800,000      107,940
    Qin Jia Yuan Media Services Co., Ltd.................    652,000      118,616
    Qingling Motors Co., Ltd. Series H...................  2,146,000      762,297

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CONTINUED

                                                                   Shares      Value++
                                                                   ------      -----
CHINA -- (Continued)
   *Qunxing Paper Holdings Co., Ltd...........................    669,913   $  187,183
  #*Real Gold Mining, Ltd.....................................    181,500      257,987
    Regent Manner International, Ltd..........................  1,712,000      617,440
  #*Renhe Commercial Holdings Co., Ltd........................  8,706,000    1,505,018
    REXLot Holdings, Ltd...................................... 13,975,000    1,422,463
  #*Richly Field China Development, Ltd.......................  5,800,000      144,004
    Road King Infrastructure, Ltd.............................    157,000      141,291
  #*Ruinian International, Ltd................................    360,000      247,775
    Samson Holding, Ltd.......................................  1,546,000      347,072
  #*Sany Heavy Equipment International Holdings Co., Ltd......    284,000      502,144
  #*Semiconductor Manufacturing International Corp............ 93,483,000    8,383,100
   #Shandong Chenming Paper Holdings, Ltd. Series H...........    622,000      528,730
   *Shandong Molong Petroleum Machinery Co., Ltd..............    363,468      424,180
   *Shandong Xinhua Pharmaceutical Co., Ltd...................    250,000       95,261
    Shanghai Forte Land Co., Ltd..............................  1,604,000      720,423
  #*Shanghai Industrial Urban Development Group, Ltd..........  1,642,025      587,052
   #Shanghai Jin Jiang International Hotels Group Co., Ltd....  2,276,000      478,461
    Shanghai Prime Machinery Co., Ltd.........................  4,280,000      938,379
    Shanghai Zendai Property, Ltd.............................  7,225,000      260,704
   *Shengli Oil & Gas Pipe Holdings, Ltd......................    201,000       40,112
   *Shenguan Holdings Group, Ltd..............................    970,000    1,287,580
    Shenji Group Kunming Machine Tool Co., Ltd................    224,250      136,588
    Shenzhen Expressway Co., Ltd..............................  1,724,400    1,156,410
    Shenzhen International Holdings, Ltd...................... 42,344,300    3,879,864
    Shenzhen Investment, Ltd.................................. 10,080,000    3,159,494
    Shenzhou International Group, Ltd.........................    730,000      847,191
    Shougang Concord Century Holdings, Ltd....................  1,659,153      167,185
  #*Shougang Concord International Enterprises Co., Ltd....... 11,314,100    1,505,496
   #Shui On Land, Ltd.........................................  5,852,409    2,586,565
    Sichuan Expressway Co., Ltd...............................  1,698,000    1,029,281
   #Silver Base Group Holdings, Ltd...........................    675,000      559,723
    Silver Grant International Industries, Ltd................  2,836,000    1,080,903
   #SIM Technology Group, Ltd.................................  1,340,000      256,391
   #Sino Biopharmaceutical, Ltd...............................  4,424,000    1,614,931
  #*Sino Oil & Gas Holdings, Ltd..............................  9,787,766      519,119
   *Sino Prosper State Gold Resources Holdings, Ltd...........  9,531,615      529,677
   *Sino Union Energy Investment Group, Ltd...................  4,620,000      393,522
    SinoCom Software Group, Ltd...............................  1,550,200      174,122
   *Sinofert Holdings, Ltd....................................  4,681,327    1,942,157
   *Sino-i Technology, Ltd....................................  1,970,000       13,233
    Sinolink Worldwide Holdings, Ltd.......................... 10,218,800    1,079,886
    SinoMedia Holding, Ltd....................................    456,000      176,689
   #Sino-Ocean Land Holdings, Ltd.............................  4,255,054    2,420,043
    Sinopec Kantons Holdings, Ltd.............................    888,000      470,171
    Sinotrans Shipping, Ltd...................................  2,367,586      739,355
   #Sinotrans, Ltd............................................  4,798,000    1,173,058
   #Sinotruk Hong Kong, Ltd...................................  1,635,000    1,358,551
   #Skyworth Digital Holdings, Ltd............................  6,672,815    4,296,935
  #*Solargiga Energy Holdings, Ltd............................    934,000      309,574
   #Sparkle Roll Group, Ltd...................................  2,472,000      465,779
    SPG Land Holdings, Ltd....................................    593,425      266,599
    SRE Group, Ltd............................................ 11,833,053    1,069,343
   #Sunny Optical Technology Group Co., Ltd...................    507,000      158,498
    Tak Sing Alliance Holdings, Ltd...........................    955,257      118,167
    TCC International Holdings, Ltd...........................  1,201,098      726,760
    TCL Communication Technology Holdings, Ltd................  1,938,198    1,893,776
    TCL Multimedia Technology Holdings, Ltd...................  2,068,510      839,351
   *Texhong Textile Group, Ltd................................    816,000      784,322
    Tian An China Investments Co., Ltd........................  1,111,000      742,655
    Tiangong International Co., Ltd...........................    242,000      219,464
   #Tianjin Capital Environmental Protection Group Co., Ltd...  1,542,000      512,205

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
                                                         Shares        Value++
                                                         ------        -----
  CHINA -- (Continued)
    #*Tianjin Development Hldgs, Ltd................  1,515,800   $  1,138,970
     #Tianjin Port Development Holdings, Ltd........  3,160,800        733,921
     *Tianneng Power International, Ltd.............    982,048        518,771
     *Tianyi Fruit Holdings, Ltd....................    320,000        107,305
     #Tomson Group, Ltd.............................  1,060,443        402,996
     #Towngas China Co., Ltd........................  2,893,000      1,532,721
      TPV Technology, Ltd...........................  1,023,964        589,166
      Travelsky Technology, Ltd.....................  1,590,727      1,619,399
     *Truly International Holdings, Ltd.............  3,503,573        692,406
    #*Uni-President China Holdings, Ltd.............  2,355,000      1,353,929
     *United Energy Group, Ltd......................  6,536,450        993,929
     *United Gene High-Tech Group, Ltd.............. 10,480,000        310,794
     #Vinda International Holdings, Ltd.............    772,000        819,390
     *Vitar International Holdings, Ltd.............  2,140,000        453,264
     #VODone, Ltd...................................  4,490,000      1,356,900
    #*Wasion Group Holdings, Ltd....................  1,084,000        568,538
      Weiqiao Textile Co., Ltd......................  2,212,000      2,012,913
      Welling Holding, Ltd..........................  9,214,000        457,744
     *West China Cement, Ltd........................  1,510,000        622,096
     *Wumart Stores, Inc............................    441,000      1,012,881
      Wuyi International Pharmaceutical Co., Ltd....    540,000         50,076
      Xiamen International Port Co., Ltd............  5,166,000      1,099,120
     #Xingda International Holdings, Ltd............  2,258,000      2,596,785
     #Xinhua Winshare Publishing & Media Co., Ltd...    668,103        367,186
     #Xinjiang Xinxin Mining Industry Co., Ltd......  1,003,598        608,951
     #Xiwang Sugar Holdings Co., Ltd................  1,803,178        533,169
     #XTEP International Holdings, Ltd..............  1,068,000        737,981
    #*Yingde Gases Group Co., Ltd...................    555,500        508,273
      Yip's Chemical Holdings, Ltd..................    720,000        862,607
      Yorkey Optical International Cayman, Ltd......     95,774         15,610
      Zhejiang Expressway Co., Ltd..................  1,064,000        881,085
    #*Zhejiang Glass Co., Ltd.......................    445,000        142,102
     *Zhong An Real Estate, Ltd.....................    890,400        188,197
    #*Zhongsheng Group Holdings, Ltd................    589,500      1,114,323
     #Zhuzhou CSR Times Electric Co., Ltd...........    602,000      2,387,635
                                                                  ------------
  TOTAL CHINA.......................................               298,112,102
                                                                  ------------

  HUNGARY -- (0.1%).................................
     *Danubius Hotel & Spa NYRT.....................     45,091        981,432
      Egis Gyogyszergyar NYRT.......................      4,134        453,590
    #*FHB Mortgage Bank NYRT........................     75,102        436,105
     *Fotex Holding SE Co., Ltd.....................    119,895        266,528
    #*PannErgy P.L.C................................    127,046        625,810
    #*RABA Automotive Holding NYRT..................    233,233      1,046,046
      Zwack Unicum NYRT.............................        876         66,609
                                                                  ------------
  TOTAL HUNGARY.....................................                 3,876,120
                                                                  ------------

  INDIA -- (10.0%)..................................
      3i Infotech, Ltd..............................     52,641         58,976
     *3M India, Ltd.................................      4,978        464,226
      Aban Offshore, Ltd............................     26,077        374,106
      ABG Shipyard, Ltd.............................     25,681        218,148
     *Abhishek Industries, Ltd......................     72,829         25,608
     *Adhunik Metaliks, Ltd.........................     59,021        120,493
      Aditya Birla Nuvo, Ltd........................     61,238      1,203,600
      Ador Welding, Ltd.............................        821          3,304
     *Advanta India, Ltd............................      2,743         16,204
      Aegis Logistics, Ltd..........................     21,832        131,836
     *Agre Developers, Ltd..........................        140            184
      Agro Tech Foods, Ltd..........................     39,674        322,414
      AIA Engineering, Ltd..........................     44,021        363,693

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CONTINUED

                                                       Shares      Value++
                                                       ------      -----
     INDIA -- (Continued)
         Ajmera Realty & Infra India, Ltd..........    33,510   $  130,409
         Akzo Nobel India, Ltd.....................    50,985      961,389
        *Alembic Pharmaceuticals, Ltd..............   265,727      183,602
         Alembic, Ltd..............................   265,727      136,557
        *Allahabad Bank, Ltd.......................   232,957    1,081,345
        *Allcargo Global Logistics, Ltd............     3,483       13,655
         Alok Industries, Ltd......................   997,814      602,239
         Alstom Projects India, Ltd................    49,538      691,388
         Amara Raja Batteries, Ltd.................    36,531      158,782
         Amtek Auto, Ltd...........................   270,417      983,461
         Anant Raj Industries, Ltd.................   256,883      513,057
         Andhra Bank, Ltd..........................   258,747      814,402
         Ansal Properties & Infrastructure, Ltd....   196,315      199,580
        *Apar Industries, Ltd......................     1,124        5,688
         Apollo Hospitals Enterprise, Ltd..........   249,642    2,667,860
         Apollo Tyres, Ltd.........................   663,125    1,042,165
         Aptech, Ltd...............................    69,254      166,886
        *Areva T&D India, Ltd......................    79,364      501,278
        *Arvind Mills, Ltd.........................   279,573      465,832
        *Asahi India Glass, Ltd....................   220,013      517,421
        *Ashapura Minechem, Ltd....................     3,185        2,272
         Ashok Leyland, Ltd........................ 1,024,998    1,232,485
         Asian Hotels East, Ltd....................    13,104       90,315
         Asian Hotels West, Ltd....................     6,100       26,998
         Asian Hotels, Ltd.........................       753        3,815
         Aurobindo Pharma, Ltd.....................   541,470    2,385,849
         Automotive Axles, Ltd.....................    19,185      185,911
         Aventis Pharma, Ltd.......................    23,466    1,056,714
        *Bajaj Electricals, Ltd....................    61,976      376,761
         Bajaj Finance, Ltd........................    54,772      868,714
         Bajaj Finserv, Ltd........................   106,885    1,278,762
         Bajaj Hindusthan, Ltd.....................   187,606      318,970
         Bajaj Holdings & Investment, Ltd..........    86,830    1,541,862
         Balaji Telefilms, Ltd.....................    32,776       28,979
         Balkrishna Industries, Ltd................    18,360       60,409
         Ballarpur Industries, Ltd.................   910,052      710,272
         Balmer Lawrie & Co., Ltd..................    23,290      312,890
        *Balrampur Chini Mills, Ltd................   745,160    1,254,671
         Bank of Maharashtra, Ltd..................   437,791      597,634
         Bannari Amman Sugars, Ltd.................    15,919      208,371
        *BASF India, Ltd...........................    11,714      164,451
         Bata India, Ltd...........................    86,199      835,037
         BEML, Ltd.................................    21,267      334,234
         Bengal & Assam Co., Ltd...................     3,943       20,947
         Berger Paints India, Ltd..................   531,407    1,122,681
         BGR Energy Systems, Ltd...................    56,630      705,696
         Bharat Electronics, Ltd...................       364       15,115
         Bharat Forge, Ltd.........................   270,896    2,132,378
         Bharati Shipyard, Ltd.....................    44,652      164,707
        *Bhushan Steel, Ltd........................   391,545    4,418,390
         Biocon, Ltd...............................    56,399      470,957
         Birla Corp., Ltd..........................   104,359      829,043
         Bl Kashyap & Sons, Ltd....................     9,220        4,932
        *Blue Dart Express, Ltd....................    16,011      529,840
         Blue Star, Ltd............................   119,701      996,486
         Bombay Burmah Trading Co..................    10,000      100,466
         Bombay Dyeing & Manufacturing Co., Ltd....    56,142      499,577
         Bombay Rayon Fashions, Ltd................   105,219      691,004
         Brigade Enterprises, Ltd..................    21,984       46,207
         Britannia Industries, Ltd.................   151,875    1,270,341
         Cadila Healthcare, Ltd....................   108,206    2,115,965

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
                                                          Shares      Value++
                                                          ------      -----
  INDIA -- (Continued)
      Carborundum Universal, Ltd........................ 152,175   $  844,334
     *Central Bank of India............................. 533,716    1,627,727
      Centum Electronics, Ltd...........................   6,822       17,515
      Century Enka, Ltd.................................   7,619       37,034
      Century Plyboards India, Ltd...................... 137,796      231,999
      Century Textiles & Industries, Ltd................  52,574      428,475
      CESC, Ltd......................................... 164,998    1,151,839
      Chambal Fertilizers & Chemicals, Ltd.............. 539,201    1,043,727
     *Chemplast Sanmar, Ltd.............................  79,745       13,515
      Chennai Petroleum Corp., Ltd...................... 155,542      786,081
      Cholamandalam Investment & Finance Co., Ltd.......  71,956      264,251
      City Union Bank, Ltd.............................. 630,312      624,323
      Clariant Chemicals (India), Ltd...................  25,417      417,593
      CMC, Ltd..........................................  27,821    1,283,963
      Core Projects & Technologies, Ltd.................  79,632      548,000
      Coromandel International, Ltd..................... 436,106    3,257,225
     *Corp. Bank........................................  58,702      776,664
      Crisil, Ltd.......................................  10,145    1,507,015
     *Dalmia Bharat Enterprises, Ltd....................  60,289      241,347
      Dalmia Cement (Bharat), Ltd.......................  60,289       34,740
      DCM Shriram Consolidated, Ltd..................... 258,455      259,020
     *Deccan Chronicle Holdings, Ltd....................  81,874      148,451
      Deepak Fertilizers & Petrochemicals Corp., Ltd.... 143,664      552,616
     *Development Credit Bank, Ltd...................... 194,400      261,070
      Dewan Housing Finance Corp., Ltd.................. 105,016      590,907
      Dhanalakshmi Bank, Ltd............................ 104,914      297,995
     *Dish TV (India), Ltd.............................. 764,403    1,179,166
      Dishman Pharmaceuticals & Chemicals, Ltd.......... 109,719      240,014
      Divi's Laboratories, Ltd..........................  48,396      773,760
      Dredging Corp. of India, Ltd......................   1,727       13,937
      E.I.D. - Parry (India), Ltd....................... 285,956    1,522,914
      eClerx Services, Ltd..............................  15,156      239,435
      Edelweiss Capital, Ltd............................ 378,857      317,278
     *Educomp Solutions, Ltd............................ 130,396    1,409,296
      Eicher Motors, Ltd................................  44,035    1,239,833
      EIH, Ltd.......................................... 364,206      708,486
      Elder Pharmaceuticals, Ltd........................  41,972      355,444
      Electrosteel Casings, Ltd......................... 384,060      274,342
      Elgi Equipments, Ltd.............................. 224,474      441,388
     *Entertainment Network India, Ltd..................   2,406       13,198
     *Era Infra Engineering, Ltd........................ 152,122      649,270
      Esab India, Ltd...................................  26,438      302,263
      Escorts, Ltd...................................... 105,268      326,814
     *Ess Dee Aluminium, Ltd............................  10,956      115,032
     *Essar Shipping Ports & Logistics, Ltd............. 316,424      709,884
      Essel Propack, Ltd................................ 229,455      250,101
      Eveready Industries (India), Ltd.................. 108,836      120,654
      Everest Kanto Cylinder, Ltd.......................  35,000       66,527
     *Everonn Education, Ltd............................  15,592      226,834
      FAG Bearings (India), Ltd.........................  26,817      697,655
      FDC, Ltd.......................................... 245,896      584,031
      Federal Bank, Ltd................................. 331,960    3,165,923
     *Federal-Mogul Goetze (India), Ltd.................  60,504      331,792
      Financial Technologies (India), Ltd...............  56,727    1,108,472
      Finolex Cables, Ltd............................... 253,437      302,322
      Finolex Industries, Ltd........................... 229,394      534,687
     *Fortis Healthcare India, Ltd...................... 206,429      724,904
     *Fresenius Kabi Oncology, Ltd......................  11,883       30,646
     *Future Capital Holdings, Ltd......................  22,687       76,855
      Gammon India, Ltd................................. 141,799      368,674
     *Gammon Infrastructure Projects, Ltd...............  50,558       21,503

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CONTINUED

                                                          Shares      Value++
                                                          ------      -----
   INDIA -- (Continued)
      *Ganesh Housing Corp., Ltd......................     4,928   $   15,743
       Gateway Distriparks, Ltd.......................    75,331      207,805
       Geodesic, Ltd..................................   164,605      308,027
      *Geojit BNP Paribas Financial Services, Ltd.....   103,199       58,022
       GHCL, Ltd......................................   159,986      152,011
      *GIC Housing Finance, Ltd.......................    25,592       67,631
       Gillette India, Ltd............................     9,020      374,632
       Gitanjali Gems, Ltd............................    74,834      451,963
       GlaxoSmithKline Consumer Healthcare, Ltd.......    56,286    3,094,744
       Glenmark Pharmaceuticals, Ltd..................   157,157    1,063,005
       Godfrey Phillips India, Ltd....................     2,778      128,900
       Godrej Consumer Products, Ltd..................   277,578    2,367,816
       Godrej Industries, Ltd.........................   263,939    1,132,558
      *Gokul Refoils & Solvent, Ltd...................    34,274       74,145
       Graphite India, Ltd............................   221,802      474,600
       Great Eastern Shipping Co., Ltd................   139,182      897,440
       Great Offshore, Ltd............................    42,090      262,232
       Greaves Cotton, Ltd............................   461,835      982,302
       Grindwell Norton, Ltd..........................    18,171       94,658
       Gruh Finance, Ltd..............................    21,586      205,163
      *GTL Infrastructure, Ltd........................   516,486      421,729
       GTL, Ltd.......................................   172,195    1,624,440
       Gujarat Alkalies & Chemicals, Ltd..............   135,835      427,124
       Gujarat Ambuja Exports, Ltd....................   180,510      138,749
       Gujarat Fluorochemicals, Ltd...................   145,154    1,215,510
       Gujarat Gas Co., Ltd...........................   171,320    1,416,148
      *Gujarat Industries Power Co., Ltd..............    44,878       87,734
       Gujarat Mineral Development Corp., Ltd.........   174,172      551,178
       Gujarat Narmada Valley Fertilizers Co., Ltd....   190,388      465,028
      *Gujarat NRE Coke, Ltd..........................   436,274      497,920
       Gujarat State Fertilizers & Chemicals, Ltd.....    97,061      817,085
       Gujarat State Petronet, Ltd....................   353,000      786,329
       Gulf Oil Corp., Ltd............................    25,870       49,909
      *GVK Power & Infrastructure, Ltd................ 1,583,009      866,371
       H.E.G., Ltd....................................    58,975      298,119
      *Havells India, Ltd.............................    42,509      381,902
       HCL Infosystems, Ltd...........................   280,963      704,082
      *HeidelbergCement India, Ltd....................   274,729      311,586
       Hexaware Technologies, Ltd.....................   333,490      521,800
       Hikal, Ltd.....................................    17,498      122,763
      *Himachal Futuristic Communications, Ltd........ 1,190,348      529,088
       Hinduja Global Solutions, Ltd..................    36,075      309,601
       Hinduja Ventures, Ltd..........................    36,075      224,058
       Hindustan Construction Co., Ltd................ 1,024,402      820,254
      *Hindustan Dorr Oliver, Ltd.....................    32,328       59,950
       Hindustan Oil Exploration Co., Ltd.............    82,488      393,016
      *Hitachi Home & Life Solutions India, Ltd.......     3,997       19,899
       Honeywell Automation India, Ltd................     6,781      381,924
       Hotel Leelaventure, Ltd........................   513,732      482,730
      *Housing Development & Infrastructure, Ltd......   272,063      993,174
      *HSIL, Ltd......................................    69,904      246,442
       HT Media, Ltd..................................    67,258      223,334
      *IBN18 Broadcast , Ltd..........................    98,351      210,073
       ICSA (India), Ltd..............................    58,175      152,557
       IDBI Bank, Ltd.................................    72,691      236,304
       IFCI, Ltd...................................... 1,141,882    1,343,528
      *IL&FS Engineering and Construction Co., Ltd....    19,818       84,074
       India Cements, Ltd.............................   426,569      959,766
       India Infoline, Ltd............................   298,061      487,365
       Indiabulls Financial Services, Ltd.............   394,273    1,587,669
      *Indiabulls Real Estate, Ltd....................   819,489    2,319,445

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CONTINUED

                                                      Shares      Value++
                                                      ------      -----
       INDIA -- (Continued)
          *Indiabulls Wholesale Services, Ltd....... 102,436   $   24,094
          *Indian Bank.............................. 217,074    1,185,612
           Indian Hotels Co., Ltd................... 844,799    1,580,506
          *Indian Overseas Bank..................... 281,046      970,796
           Indo Rama Synthetics (India), Ltd........ 136,867      206,195
           Indoco Remedies, Ltd.....................  12,300      122,992
          *Indraprastha Gas, Ltd....................  65,891      480,612
          *IndusInd Bank, Ltd....................... 160,525      945,778
           INEOS ABS India, Ltd.....................  23,441      275,120
           Info Edge (India), Ltd...................  27,161      434,709
          *Infomedia 18, Ltd........................   6,118        2,932
           Infotech Enterprises, Ltd................ 174,836      638,071
           ING Vysya Bank, Ltd......................  21,126      165,486
           Ingersoll-Rand India, Ltd................   6,339       71,950
           Ipca Laboratories, Ltd................... 163,730    1,126,441
           IRB Infrastructure Developers, Ltd....... 235,476      938,263
           ISMT, Ltd................................   4,608        5,459
          *Ispat Industries, Ltd.................... 798,659      409,468
          *IVRCL Assets & Holdings, Ltd.............  42,772       60,290
           IVRCL Infrastructures & Projects, Ltd.... 493,562      885,839
           J.B. Chemicals & Pharmaceuticals, Ltd.... 136,681      493,561
           Jagran Prakashan, Ltd.................... 214,855      607,224
          *Jai Balaji Industries, Ltd...............  21,183       94,093
           Jain Irrigation Systems, Ltd............. 556,840    2,305,996
          *Jaiprakash Power Ventures, Ltd........... 236,636      257,762
           Jammu & Kashmir Bank, Ltd................  74,481    1,363,941
           JBF Industries, Ltd......................  99,101      404,420
          *Jet Airways (India), Ltd.................  45,144      488,962
          *Jindal Drilling & Industries, Ltd........  17,288      184,436
           Jindal Poly Films, Ltd...................  58,808      565,556
           Jindal Saw, Ltd.......................... 367,590    1,668,551
          *Jindal South West Holdings, Ltd..........   6,718      173,264
           JK Cement, Ltd...........................     900        2,591
           JK Lakshmi Cement, Ltd...................  17,485       20,263
           JK Tyre & Industries, Ltd................  16,997       36,641
           JM Financial, Ltd........................ 491,980      318,765
          *JSL Stainless, Ltd....................... 207,228      422,168
          *Jubilant Industries, Ltd.................   4,575       24,657
           Jubilant Organosys, Ltd.................. 104,136      423,390
          *Jyothy Laboratories, Ltd.................  41,393      194,292
          *Jyoti Structures, Ltd.................... 116,466      225,220
           K.S.B. Pumps, Ltd........................  31,790      194,236
           Kalpataru Power Transmission, Ltd........  67,885      196,521
          *Kansai Nerolac Paints, Ltd...............     198        3,804
           Karnataka Bank, Ltd...................... 277,466      711,980
           Karur Vysya Bank, Ltd.................... 159,651    1,476,586
           Karuturi Global, Ltd..................... 728,495      218,674
          *KEC International, Ltd................... 251,290      486,258
           Kesoram Industries, Ltd..................  83,108      367,960
          *Kewal Kiran Clothing, Ltd................   1,501       19,239
          *Kingfisher Airlines, Ltd................. 151,449      149,762
          *Kiri Industries, Ltd.....................   8,514       46,022
          *Kirloskar Brothers Investment, Ltd.......      54          672
           Kirloskar Brothers, Ltd..................     817        3,444
          *Kirloskar Industries, Ltd................   8,177       62,879
          *Kirloskar Oil Engines, Ltd............... 267,264      903,674
           Koutons Retail India, Ltd................   5,477        4,391
           KPIT Cummins Infosystems, Ltd............ 107,009      394,300
          *KRBL, Ltd................................ 183,704      129,515
           KS Oils, Ltd............................. 369,845      278,082
          *KSK Energy Ventures, Ltd.................  99,844      256,830

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CONTINUED

                                                         Shares      Value++
                                                         ------      -----
    INDIA -- (Continued)
        Lakshmi Energy & Foods, Ltd....................  11,641   $   12,532
        Lakshmi Machine Works, Ltd.....................   7,457      412,606
        Lakshmi Vilas Bank, Ltd........................  49,781      122,858
       *Lanco Infratech, Ltd...........................   1,940        1,755
        Madhucon Projects, Ltd.........................  17,065       41,688
        Madras Cements, Ltd............................  64,266      144,559
       *Mahanagar Telephone Nigam, Ltd................. 411,148      448,474
        Maharashtra Scooters, Ltd......................   4,550       38,078
        Maharashtra Seamless, Ltd......................  99,628      803,417
        Mahindra & Mahindra Financial Services, Ltd....  87,483    1,442,700
        Mahindra Lifespace Developers, Ltd.............  56,900      486,664
        Mangalam Cement, Ltd...........................   4,008       10,989
        Marico, Ltd.................................... 788,109    2,534,947
        Mastek, Ltd....................................  59,764      158,557
       *MAX India, Ltd................................. 261,485      991,191
        McLeod Russel India, Ltd....................... 102,408      611,735
        Mercator Lines, Ltd............................ 350,017      324,361
        Merck, Ltd.....................................  20,256      289,123
        MindTree, Ltd..................................  12,851      106,922
        Monnet Ispat, Ltd..............................  67,091      794,836
        Monsanto India, Ltd............................  11,378      460,859
        Moser Baer (India), Ltd........................ 372,370      373,687
        Motherson Sumi Systems, Ltd.................... 628,155    3,267,597
       *Motilal Oswal Financial Services, Ltd..........  27,049       88,796
       *Mphasis, Ltd................................... 112,005    1,191,171
        MRF, Ltd.......................................   5,580      898,612
        Nagarjuna Construction Co., Ltd................ 309,858      719,340
        Nagarjuna Fertilizers & Chemicals, Ltd......... 575,408      413,642
        Nahar Capital & Financial Services, Ltd........  18,424       29,856
        Nahar Poly Films, Ltd..........................  31,302       23,253
        Nahar Spinning Mills, Ltd......................  67,990      164,354
        Natco Pharma, Ltd..............................  21,537      134,329
        Nava Bharat Ventures, Ltd......................     743        4,127
        Navneet Publications India, Ltd................ 216,124      301,519
        NESCO, Ltd.....................................   1,134       13,141
        NIIT Technologies, Ltd......................... 114,330      486,635
        NIIT, Ltd...................................... 340,635      433,018
        NOCIL, Ltd..................................... 149,219       63,039
        Noida Toll Bridge Co., Ltd..................... 180,315      112,022
        Nucleus Software Exports, Ltd..................  42,062       88,833
        OCL India, Ltd.................................  56,194      135,045
       *OCL Iron & Steel, Ltd..........................   8,906       10,338
        Omax Autos, Ltd................................   2,692        2,774
       *OMAXE, Ltd..................................... 119,274      354,043
       *OnMobile Global, Ltd...........................  17,195      108,538
        Opto Circuits India, Ltd....................... 347,144    2,357,704
       *Orbit Corp., Ltd...............................  99,256      108,078
        Orchid Chemicals & Pharmaceuticals, Ltd........ 113,459      778,033
        Orient Paper & Industries, Ltd................. 238,530      318,344
       *Oriental Bank of Commerce...................... 126,546      991,113
       *Oswal Chemical & Fertilizers...................  27,266       42,465
        Panacea Biotec, Ltd............................ 104,341      447,196
        Pantaloon Retail India, Ltd....................   2,575       16,042
        Pantaloon Retail India, Ltd. Class B...........     257        1,076
       *Parsvnath Developers, Ltd...................... 163,381      161,324
       *Patel Engineering, Ltd.........................  73,297      268,294
        Patni Computer Systems, Ltd....................  88,721      861,163
        Patni Computer Systems, Ltd. ADR...............  45,026      862,248
        Peninsula Land, Ltd............................ 148,888      194,439
        Petronet LNG, Ltd.............................. 759,911    2,272,078
       *Phillips Carbon Black, Ltd.....................   6,115       20,256

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           Shares      Value++
                                                           ------      -----
  INDIA -- (Continued).................................
     *Phoenix Mills, Ltd...............................    20,223   $   92,536
      Pidilite Industries, Ltd.........................   856,406    3,045,002
     *Pipavav Shipyard, Ltd............................   282,964      554,363
      Piramal Healthcare, Ltd..........................   116,744    1,211,699
      Plethico Pharmaceuticals, Ltd....................     7,097       55,474
      Polaris Software Lab, Ltd........................   125,423      558,602
      Polyplex Corp., Ltd..............................    16,521       82,263
     *Praj Industries, Ltd.............................   237,984      434,700
     *Prakash Industries, Ltd..........................    35,972       69,475
      Pratibha Industries, Ltd.........................    16,432       22,389
      Pricol, Ltd......................................    26,701       11,664
      Prism Cement, Ltd................................   411,116      521,978
      Proctor & Gamble Hygiene & Health Care, Ltd......     1,788       80,500
      Provogue India, Ltd..............................    64,760       62,779
      PSL, Ltd.........................................    63,467      118,041
      PTC India, Ltd...................................   424,833      858,551
      Punj Lloyd, Ltd..................................   243,310      367,591
      Radico Khaitan, Ltd..............................   141,931      462,788
      Rain Commodities, Ltd............................    76,883      309,715
      Rajesh Exports, Ltd..............................   168,999      328,875
      Rallis India, Ltd................................    29,653      996,242
     *Rama Newsprint & Papers, Ltd.....................    34,509       13,905
     *Raymond, Ltd.....................................    98,113      782,871
      Redington India, Ltd.............................   247,778      492,291
      REI Agro, Ltd.................................... 1,280,160      767,476
      Rei Six Ten Retail, Ltd..........................   198,134      204,592
     *Reliance Broadcast Network, Ltd..................    66,472      118,236
      Reliance Industrial Infrastructure, Ltd..........    18,341      262,720
     *Reliance MediaWorks, Ltd.........................    66,472      235,749
     *Reliance Power, Ltd..............................    22,252       65,586
      Rolta India, Ltd.................................   266,216      835,246
      Ruchi Infrastructure, Ltd........................    16,691        9,226
      Ruchi Soya Industries, Ltd.......................   371,710      867,040
     *S.Kumars Nationwide, Ltd.........................   308,766      475,728
     *Sadbhav Engineering, Ltd.........................    15,549       47,646
      Sanwaria Agro Oils, Ltd..........................    15,686       33,189
     *Satyam Computer Services, Ltd.................... 1,448,406    2,463,678
      SEAMEC, Ltd......................................    58,658      148,204
      Shipping Corp. of India, Ltd.....................   364,838      915,683
      Shiv-Vani Oil & Gas Exploration Services, Ltd....    15,549      105,715
      Shopper's Stop, Ltd..............................    46,989      373,940
      Shree Ashtavinyak Cine Vision, Ltd...............   836,026      120,089
      Shree Cement, Ltd................................    17,520      793,443
     *Shree Renuka Sugars, Ltd.........................   750,590    1,195,961
      Shriram EPC, Ltd.................................     1,917        7,095
      Shriram Transport Finance Co., Ltd...............    72,815    1,277,201
     *Sicagen India, Ltd...............................     4,816        2,672
      Simplex Infrastructures, Ltd.....................     1,045        7,837
     *Sintex Industries, Ltd...........................   233,899      918,007
      SKF India, Ltd...................................    68,494      986,932
      Sobha Developers, Ltd............................    79,628      516,076
      Solar Industries India, Ltd......................     1,457       19,506
      Sona Koyo Steering Systems, Ltd..................    76,121       32,012
      Sonata Software, Ltd.............................   155,438      146,203
      South Indian Bank, Ltd........................... 1,637,800      842,762
     *Spice Mobility, Ltd..............................    54,372      124,432
      SREI Infrastructure Finance, Ltd.................   297,648      347,246
      SRF, Ltd.........................................   101,277      767,794
     *State Bank of Bikaner & Jaipur...................    40,808      508,209
      Sterling Biotech, Ltd............................   413,088      863,923
      Sterlite Technologies, Ltd.......................   478,470      665,320

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares      Value++
                                                     ------      -----
       INDIA -- (Continued)......................
         Strides Arcolab, Ltd....................    72,059   $  629,923
         *Summit Securities, Ltd.................       191          448
         *Sun Pharma Advanced Research Co., Ltd..   282,311      556,487
         Sundaram Clayton, Ltd...................     7,780       26,984
         Sundaram Finance, Ltd...................    17,756      211,033
         Sundram Fastners, Ltd...................   365,122      495,596
         Supreme Industries, Ltd.................   111,325      391,966
         Supreme Petrochem, Ltd..................   144,830      205,060
         *Suzlon Energy, Ltd..................... 1,606,835    1,932,357
         Swaraj Engines, Ltd.....................     3,100       30,634
         Syndicate Bank..........................   375,000      992,494
         Taj GVK Hotels & Resorts, Ltd...........    83,666      198,662
         Tamilnadu Newsprint & Papers, Ltd.......     4,775       15,141
         Tata Chemicals, Ltd.....................   138,189    1,176,092
         #*Tata Communications, Ltd. ADR.........    62,218      675,065
         Tata Elxsi, Ltd.........................    51,574      303,787
         Tata Investment Corp., Ltd..............    44,578      534,241
         Tata Tea, Ltd...........................   805,997    1,839,530
         *Tata Teleservices Maharashtra, Ltd.....   971,148      406,199
         *TCI Developers, Ltd....................       452        2,472
         Tech Mahindra, Ltd......................   103,525    1,607,630
         *Teledata Marine Solutions, Ltd.........   152,395      118,049
         *Teledata Technology Solutions, Ltd.....   114,297        1,580
         *Television Eighteen India, Ltd.........    80,069      146,822
         *Texmaco Rail & Engineering, Ltd........   155,901      262,509
         Texmaco, Ltd............................   155,901      115,847
         Thermax India, Ltd......................    84,627    1,241,631
         Thomas Cook India, Ltd..................   139,739      173,236
         Time Technoplast, Ltd...................   100,280      123,323
         *Timken India, Ltd......................    23,005      114,539
         Titagarh Wagons, Ltd....................     9,509       81,093
         Titan Industries, Ltd...................     2,101      191,842
         Torrent Pharmaceuticals, Ltd............   116,854    1,588,072
         *Torrent Power, Ltd.....................    14,355       80,254
         Transport Corp of India, Ltd............    10,589       22,948
         Trent, Ltd..............................    18,895      427,173
         *Trent, Ltd. Series A...................     4,198       88,299
         *Trent, Ltd. Series B...................     4,198       83,651
         Triveni Engineering & Industries, Ltd...   146,168      344,685
         TTK Prestige, Ltd.......................     7,962      427,584
         Tube Investments of India...............   290,925      929,646
         *Tulip IT Services, Ltd.................   123,746      437,315
         TVS Motor Co., Ltd......................   323,652      413,229
         UCO Bank................................   483,746    1,144,337
         Uflex, Ltd..............................    17,067       78,432
         Unichem Laboratories, Ltd...............   130,867      571,626
         United Phosphorus, Ltd..................   576,009    1,980,667
         Unity Infraprojects, Ltd................     6,483        9,836
         Usha Martin, Ltd........................   433,015      638,151
         *UTV Software Communications, Ltd.......    23,774      348,356
         *Vardhman Special Steets, Ltd...........    15,258        7,247
         Vardhman Textiles, Ltd..................    76,291      487,286
         Varun Shipping Co., Ltd.................   153,672      101,552
         *Venky's India, Ltd.....................     5,976       93,402
         Vesuvius India, Ltd.....................     1,802       15,770
         *Videocon Industries, Ltd...............   201,185      900,238
         *Videsh Sanchar Nigam, Ltd..............    59,793      321,458
         Vijaya Bank.............................   223,638      420,917
         VIP Industries, Ltd.....................    29,886      461,083
         *Voltamp Transformers, Ltd..............     1,617       20,471
         Voltas, Ltd.............................   200,048      747,419

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                      Shares        Value++
                                                      ------        -----
     INDIA -- (Continued).......................
       WABCO-TVS (India), Ltd...................       6,749   $    155,627
       Walchandnagar Industries, Ltd............       3,744         11,615
       Welspun Corp., Ltd.......................     292,491      1,271,567
       *Welspun Global Brands, Ltd..............       9,265          4,400
       Welspun India, Ltd.......................      92,659        123,094
       *Welspun Investments & Commercials, Ltd..       3,972          6,664
       *Wockhardt, Ltd..........................      52,983        409,796
       Wyeth, Ltd...............................      37,441        773,478
       *Yes Bank, Ltd...........................     303,443      2,100,226
       Zee Entertainment Enterprises, Ltd.......     457,832      1,393,246
       *Zee Learn, Ltd..........................      57,229         29,446
       Zensar Technologies, Ltd.................      82,234        324,186
       Zuari Industries, Ltd....................      42,970        668,041
       Zydus Wellness, Ltd......................      17,414        233,123
                                                               ------------
     TOTAL INDIA................................                239,196,971
                                                               ------------

     INDONESIA -- (3.4%)........................
       *PT Adhi Karya Tbk.......................     669,500         64,248
       *PT Agis Tbk.............................   3,447,500         46,746
       PT AKR Corporindo Tbk....................   3,470,700        693,826
       PT Asahimas Flat Glass Tbk...............     983,000        752,883
       PT Astra Graphia Tbk.....................     509,500         49,465
       *PT Bakrie & Brothers Tbk................ 129,358,000      1,014,675
       PT Bakrie Sumatera Plantations Tbk.......  33,903,500      1,551,320
       *PT Bakrie Telecom Tbk...................  48,662,398      2,192,470
       PT Bakrieland Development Tbk............  91,363,750      1,541,483
       PT Bank Bukopin Tbk......................   9,687,166        814,793
       *PT Bank Tabungan Negara Tbk.............   6,305,212      1,261,558
       *PT Bank Tabungan Pensiunan Nasional Tbk.     321,000        111,848
       *PT Barito Pacific Tbk...................   7,427,500        920,540
       *PT Berlian Laju Tanker Tbk..............  25,697,866      1,172,548
       *PT Bhakti Investama Tbk.................  87,247,400      1,714,859
       *PT Bisi International Tbk...............   4,366,500        853,540
       PT Budi Acid Jaya Tbk....................   5,947,000        163,149
       PT Bumi Serpong Damai Tbk................  20,669,700      2,226,624
       *PT Central Proteinaprima Tbk............  21,920,000        135,656
       PT Charoen Pokphand Indonesia Tbk........  30,466,000      6,876,300
       *PT Ciputra Development Tbk..............  21,751,875        993,520
       *PT Ciputra Surya Tbk....................   3,133,000        224,095
       PT Citra Marga Nusaphala Persada Tbk.....   6,948,000        918,058
       PT Clipan Finance Indonesia Tbk..........   2,168,500        192,787
       *PT Darma Henwa Tbk......................  26,124,100        263,697
       *PT Davomas Adabi Tbk....................  41,920,000        402,043
       *PT Delta Dunia Makmur Tbk...............  12,220,000      1,861,728
       PT Dynaplast Tbk.........................   1,038,000        424,218
       PT Elnusa Tbk............................   6,476,500        224,129
       *PT Energi Mega Persada Tbk..............  67,942,500      1,250,929
       PT Ever Shine Textile Tbk................   4,029,640         51,759
       PT Gajah Tunggal Tbk.....................   3,324,000        906,041
       PT Global Mediacom Tbk...................  20,618,500      1,809,602
       PT Gozco Plantations Tbk.................   6,714,000        314,270
       *PT Hanson International Tbk.............   5,038,000        126,630
       *PT Hero Supermarket Tbk.................      33,000         20,423
       PT Hexindo Adiperkasa Tbk................     745,500        492,102
       *PT Holcim Indonesia Tbk.................   9,852,500      2,595,316
       *PT Indah Kiat Pulp & Paper Corp. Tbk....   6,931,000      1,305,448
       PT Indika Energy Tbk.....................   2,819,500      1,337,504
       *PT Indo-Rama Synthetics Tbk.............     485,000        218,663
       PT Indosat Tbk ADR.......................         401         12,419
       *PT Inovisi Infracom Tbk.................      17,500         15,035
       *PT Intiland Development Tbk.............   9,462,332        403,599

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             Shares       Value++
                                                             ------       -----
INDONESIA -- (Continued)................................
  PT Japfa Comfeed Indonesia Tbk........................    935,500   $   399,571
  PT Jasa Marga Tbk.....................................  5,575,500     2,153,221
  PT Jaya Real Property Tbk.............................  1,967,500       282,581
  PT Kalbe Farma Tbk.................................... 12,304,238     5,148,026
  *PT Kawasan Industri Jababeka Tbk..................... 76,055,000     1,157,334
  *PT Keramika Indonesia Assosiasi Tbk..................    100,000         1,251
  PT Lippo Karawaci Tbk................................. 45,454,312     4,142,125
  PT Matahari Putra Prima Tbk...........................  5,132,128       833,278
  PT Mayorah Indah Tbk..................................  2,187,000     2,814,186
  PT Medco Energi Internasional Tbk.....................  5,161,500     1,663,428
  PT Media Nusantara Citra Tbk..........................  9,811,485     1,011,580
  *PT Mitra Adiperkasa Tbk..............................  3,015,000     1,154,965
  *PT Mitra International Resources Tbk.................  6,855,000       148,431
  *PT Modern International Tbk..........................     40,000        10,402
  *PT Pakuwon Jati Tbk..................................  9,455,500       962,968
  *PT Panasia Indosyntec Tbk............................     79,000         2,020
  *PT Panin Financial Tbk............................... 31,484,500       711,082
  *PT Panin Insurance Tbk...............................  6,609,000       433,017
  PT Perusahaan Perkebunan London Sumatra Indonesia Tbk.  7,377,500     2,116,134
  *PT Polaris Investama Tbk.............................  2,730,500       370,042
  *PT Polychem Indonesia Tbk............................  4,228,000       101,399
  PT Ramayana Lestari Sentosa Tbk....................... 14,295,000     1,221,578
  *PT Resource Alam Indonesia Tbk.......................    138,500        79,288
  PT Sampoerna Agro Tbk.................................  2,344,000       926,015
  *PT Samudera Indonesia Tbk............................    223,000       102,040
  PT Selamat Sempurna Tbk...............................  3,625,000       495,952
  *PT Sentul City Tbk................................... 28,157,500       349,148
  PT Sinar Mas Agro Resources & Technology Tbk..........  1,071,460       677,200
  PT Sorini Agro Asia Corporindo Tbk....................    917,500       371,394
  PT Summarecon Agung Tbk............................... 17,988,032     2,651,104
  *PT Sunson Textile Manufacturer Tbk...................  2,325,500        66,554
  *PT Surabaya Agung Industri Pulp & Kertas Tbk.........     64,500           862
  PT Surya Citra Media Tbk..............................     48,500        23,785
  *PT Surya Dumai Industri Tbk..........................  3,298,500            --
  *PT Suryainti Permata Tbk.............................  7,252,000        75,365
  *PT Texmaco Jaya Tbk..................................     93,000        32,035
  *PT Tiga Pilar Sejahtera Food Tbk.....................  1,212,000       106,138
  PT Timah Tbk..........................................  9,640,500     3,253,181
  PT Trada Maritime Tbk.................................  9,441,013       662,097
  PT Trias Sentosa Tbk.................................. 38,725,600     1,858,279
  PT Trimegah Sec Tbk...................................  9,961,000       123,305
  *PT Truba Alam Manunggal Engineering Tbk.............. 14,653,000       106,559
  PT Tunas Ridean Tbk................................... 13,838,000       921,871
  *PT Ultrajaya Milk Industry & Trading Co. Tbk.........    390,000        62,781
  PT Unggul Indah Cahaya Tbk............................     48,239         9,745
  PT Wijaya Karya Tbk...................................  5,410,500       424,622
                                                                      -----------
TOTAL INDONESIA.........................................               80,740,485
                                                                      -----------

ISRAEL -- (0.0%)........................................
  Alony Hetz Properties & Investments, Ltd..............          1             3
  Beit Shemesh Engines Holdings, Ltd....................         --            --
  Delta-Galil Industries, Ltd...........................          1             6
  *Electra Real Estate, Ltd.............................          1             7
  *Feuchtwanger Investments, Ltd........................      4,200            15
  *Formula Systems, Ltd.................................         --             3
  *Formula Vision Technologies, Ltd.....................          1            --
  *Jerusalem Oil Exploration, Ltd.......................         --             4
  *Knafaim Arkia Holdings, Ltd..........................     19,085       130,141
  *Metis Capital, Ltd...................................        919         2,447
  Mivtach Shamir Holdings, Ltd..........................     15,288       510,618
  *Naphtha Israel Petroleum Corp., Ltd..................          1             4

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares      Value++
                                                     ------      -----
       ISRAEL -- (Continued).....................
         Osem Investments, Ltd...................         1   $       11
         Scailex Corp, Ltd.......................       413        8,141
         Super-Sol, Ltd. Series B................        --            3
                                                              ----------
       TOTAL ISRAEL..............................                651,403
                                                              ----------

       MALAYSIA -- (5.1%)........................
         *A&M Realty Berhad......................   130,000       21,698
         Acoustech Berhad........................   128,000       29,637
         *Adventa Berhad.........................    39,900       30,360
         *Aeon Co. Berhad........................   974,200    1,956,257
         *Alam Maritim Resources Berhad..........   157,500       60,072
         Al-'Aqar KPJ REIT Berhad................    75,371       29,035
         *Amcorp Properties Berhad...............   716,033      143,610
         Amway (Malaysia) Holdings Berhad........   396,700    1,233,236
         *Ancom Berhad...........................   361,200       51,929
         Ann Joo Resources Berhad................   981,750      961,533
         *Anson Perdana Berhad...................    10,000          152
         APM Automotive Holdings Berhad..........   250,400      417,689
         *Asas Dunia Berhad......................   100,400       33,073
         *Asia Pacific Land Berhad............... 1,888,600      261,718
         Bandar Raya Developments Berhad......... 1,190,200      864,648
         Berjaya Assets Berhad...................   721,700      283,272
         Berjaya Corp. Berhad.................... 3,678,100    1,418,277
         Berjaya Land Berhad..................... 3,734,000    1,461,927
         *Berjaya Media Berhad...................   104,800       19,754
         *Berjaya Retail Berhad..................   188,800       41,113
         Bimb Holdings Berhad....................   926,600      495,447
         Bintulu Port Holdings Berhad............    23,400       52,924
         Bolton Berhad...........................   674,600      257,381
         Boustead Heavy Industries Corp. Berhad..    65,800       98,822
         Boustead Holdings Berhad................   706,520    1,381,566
         *Bursa Malaysia Berhad..................   391,700    1,062,325
         Cahya Mata Sarawak Berhad...............   823,600      626,487
         Carlsberg Brewery Malaysia Berhad.......   655,600    1,749,624
         CB Industrial Product Holding Berhad....   151,910      223,257
         Chemical Co. of Malaysia Berhad.........   472,600      280,644
         Chin Teck Plantations Berhad............    33,000       97,054
         *Coastal Contracts Berhad...............   437,500      527,668
         CSC Steel Holdings Berhad...............   508,200      298,796
         Cycle & Carriage Bintang Berhad.........    15,000       22,904
         *Datuk Keramik Holdings Berhad..........    24,000           --
         *Dayang Enterprise Holdings Berhad......   704,231      487,773
         Dialog Group Berhad..................... 6,956,692    5,854,232
         Dijaya Corp. Berhad.....................   199,600       76,857
         DRB-Hicom Berhad........................ 3,689,300    2,756,226
         Dutch Lady Milk Industries Berhad.......   125,700      733,640
         Eastern & Oriental Berhad............... 1,630,400      783,574
         Eastern Pacific Industrial Corp. Berhad.   218,100      176,670
         ECM Libra Avenue Berhad................. 1,623,407      499,685
         Encorp Berhad...........................   196,700       52,746
         Eng Kah Corp. Berhad....................    19,900       17,356
         Esso Malaysia Berhad....................   420,600      599,844
         Evergreen Fibreboard Berhad.............   664,900      292,005
         *Faber Group Berhad.....................   607,300      455,483
         Far East Holdings Berhad................    61,500      152,955
         *Fountain View Development Berhad.......   808,200           --
         Fraser & Neave Holdings Berhad..........   308,100    1,841,043
         George Kent (Malaysia) Berhad...........    34,200       13,528
         Globetronics Technology Berhad..........   517,560      193,957
         Glomac Berhad...........................   387,600      243,645
         *Gold IS Berhad.........................   524,250      320,121

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CONTINUED

                                                    Shares      Value++
                                                    ------      -----
         MALAYSIA -- (Continued)................
           *Golden Plus Holdings Berhad.........   216,000   $   76,570
           Grand United Holdings Berhad.........   787,000      332,138
           *Green Packet Berhad.................   832,600      178,655
           Guiness Anchor Berhad................   787,900    2,686,508
           GuocoLand (Malaysia) Berhad.......... 1,359,800      555,954
           Hai-O Enterprise Berhad..............   448,680      342,437
           Hap Seng Consolidated Berhad......... 1,015,900    1,989,679
           Hap Seng Plantations Holdings Berhad.    97,100       93,439
           Hartalega Holdings Berhad............   224,250      431,862
           Hock Seng Lee Berhad................. 1,030,506      602,371
           *Hong Leong Capital Berhad...........    90,000       43,266
           Hong Leong Industries Berhad.........   908,850    1,171,543
           *Hovid Berhad........................ 1,328,600      112,117
           Hubline Berhad....................... 1,129,100       53,381
           Hunza Properties Berhad..............   446,200      239,632
           Hwang-DBS (Malaysia) Berhad..........   293,200      243,366
           IGB Corp. Berhad..................... 1,911,855    1,375,844
           IJM Land Berhad...................... 1,807,400    1,718,710
           *IJM Plantations Berhad.............. 1,188,700    1,193,098
           *Insas Berhad........................ 1,707,888      308,758
           Integrated Logistics Berhad..........   362,215      118,575
           *Integrax Berhad.....................   191,100      113,003
           *Jaks Resources Berhad...............   800,700      178,988
           Jaya Tiasa Holdings Berhad...........   436,390      924,790
           Jerneh Asia Berhad...................   113,900      119,262
           JT International Berhad..............   550,600    1,372,162
           K & N Kenanga Holdings Berhad........   762,300      208,504
           *Karambunai Corp. Berhad............. 3,120,500      236,566
           Keck Seng (Malaysia) Berhad..........   828,150    1,163,601
           Kencana Petroleum Berhad............. 2,208,964    1,963,828
           KFC Holdings (Malaysia) Berhad....... 2,239,200    2,806,070
           Kian Joo Can Factory Berhad.......... 1,091,080      857,877
           Kim Loong Resources Berhad...........   221,760      165,691
           Kinsteel Berhad...................... 1,360,700      395,393
           KLCC Property Holdings Berhad........   655,000      727,848
           KNM Group Berhad..................... 2,018,250    1,794,280
           Kossan Rubber Industries Berhad......   505,500      551,911
           KPJ Healthcare Berhad................   819,250    1,135,185
           KrisAssets Holdings Berhad...........    88,863      131,885
           KSL Holdings Berhad..................   649,266      386,198
           Kub Malaysia Berhad.................. 1,353,500      359,730
           Kulim Malaysia Berhad................ 2,144,200    2,317,896
           *Kumpulan Europlus Berhad............   900,100      386,604
           *Kumpulan Fima Berhad................   105,150       55,056
           *Kumpulan Hartanah Selangor Berhad...   197,900       23,685
           Kumpulan Perangsang Selangor Berhad..   468,700      190,004
           *Kurnia Asia Berhad.................. 2,485,800      335,853
           Kwantas Corp. Berhad.................   343,600      262,099
           Landmarks Berhad.....................   923,400      477,838
           *Latexx Partners Berhad..............    17,300       16,040
           *LBS Bina Group Berhad...............   161,800       33,105
           Leader Universal Holdings Berhad..... 1,018,700      296,467
           Leong Hup Holdings Berhad............   397,700      225,871
           Lingkaran Trans Kota Holdings Berhad.   915,600    1,197,785
           *Lingui Development Berhad...........   148,800       92,806
           *Lion Corp. Berhad...................   616,300       59,330
           Lion Diversified Holdings Berhad.....   615,900       92,642
           Lion Forest Industries Berhad........     9,400        5,151
           Lion Industries Corp. Berhad......... 1,699,000      971,239
           LPI Capital Berhad...................    18,280       83,933
           *MAA Holdings Berhad.................   346,666      134,896

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

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                       Shares      Value++
                                                       ------      -----
     MALAYSIA -- (Continued).......................
       *Mah Sing Group Berhad......................   818,140   $  715,509
       *Malayan United Industries Berhad (6556756).   176,957       12,875
       *Malayan United Industries Berhad (B4TWFT8).    23,219        1,372
       *Malaysia Aica Berhad.......................    48,200        8,305
       Malaysia Building Society Berhad............   676,400      583,140
       Malaysian Bulk Carriers Berhad..............   190,700      167,581
       Malaysian Pacific Industries Berhad.........   339,500      606,530
       Malaysian Resources Corp. Berhad............ 3,446,649    2,483,983
       *Mancon Berhad..............................    12,000        3,525
       Marco Holdings Berhad....................... 2,815,400      140,174
       MBM Resources Berhad........................   322,366      322,452
       Media Prima Berhad.......................... 2,162,403    1,919,311
       Mega First Corp. Berhad.....................   361,600      209,055
       *MEMS Technology Berhad..................... 1,917,000       38,832
       Metro Kajang Holdings Berhad................   160,429       89,369
       *MK Land Holdings Berhad.................... 1,403,200      185,034
       *MNRB Holdings Berhad.......................   497,100      444,916
       Mudajaya Group Berhad.......................   413,000      645,631
       Muhibbah Engineering Berhad.................   864,250      468,343
       *Mulpha International Berhad................ 4,805,700      861,087
       Multi-Purpose Holdings Berhad...............   502,700      533,418
       Naim Holdings Berhad........................   622,300      588,860
       *Narra Industries Berhad....................    16,000        2,898
       NCB Holdings Berhad......................... 1,147,200    1,448,365
       *Nikko Electronics Berhad...................    36,600          124
       Notion VTEC Berhad..........................   393,266      293,328
       NTPM Holdings Berhad........................ 1,203,180      221,661
       NV Multi Corp. Berhad.......................   430,900       44,370
       *NWP Holdings Berhad........................   112,000        7,184
       *Nylex (Malaysia) Berhad....................   464,457      100,377
       OKS Property Holdings Berhad................    12,535        3,201
       Oriental Holdings Berhad....................    63,500      110,837
       OSK Holdings Berhad......................... 2,159,288    1,269,322
       P.I.E. Industrial Berhad....................   140,100      201,585
       *Pan Malaysia Cement Works Berhad...........   460,200       18,653
       Panasonic Manufacturing Malaysia Berhad.....   157,184    1,205,771
       *Panglobal Berhad...........................    14,000        8,933
       Paramount Corp. Berhad......................    24,000       45,883
       PBA Holdings Berhad.........................   274,100       91,713
       Pelikan International Corp. Berhad..........   899,340      343,676
       *Perisai Petroleum Teknologi Berhad.........   845,000      231,496
       PJ Development Holdings Berhad.............. 1,070,900      280,325
       POS Malaysia Berhad.........................   672,600      734,190
       *Press Metal Berhad.........................   190,300      164,624
       *Prime Utilities Berhad.....................     3,000           91
       Protasco Berhad.............................   575,600      221,765
       Proton Holdings Berhad...................... 1,404,700    1,638,079
       Puncak Niaga Holding Berhad.................   685,020      483,305
       QL Resources Berhad......................... 1,615,320    1,762,661
       *QL Resources Berhad........................    80,766       25,904
       QSR Brands Berhad...........................   148,433      280,151
       *Ramunia Holdings Berhad....................   697,287      154,384
       Ranhill Berhad..............................   185,600       46,397
       RCE Capital Berhad.......................... 1,023,900      178,267
       *Rekapacific Berhad.........................    55,000           --
       *RGB International Berhad...................   100,000        3,206
       Salcon Berhad...............................   702,400      142,357
       SapuraCrest Petroleum Berhad................ 1,649,700    2,074,637
       Sarawak Oil Palms Berhad....................   179,660      211,511
       Scientex, Inc. Berhad.......................   344,862      296,714
       *Scomi Group Berhad......................... 2,775,900      291,068

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            Shares        Value++
                                                            ------        -----
MALAYSIA -- (Continued).................................
  Selangor Dredging Berhad.............................. 1,118,200   $    297,968
  *Selangor Properties Berhad...........................     8,000         11,132
  Shangri-La Hotels (Malaysia) Berhad...................   171,200        155,027
  SHL Consolidated Berhad...............................   277,400        131,442
  *Sino Hua-An International Berhad.....................   795,400         94,102
  *South East Asia Lumber, Inc. Berhad..................   386,100         71,146
  Southern Acids (Malaysia) Berhad......................    41,000         33,036
  *SPK Sentosa Corp. Berhad.............................   193,000         23,867
  *SRI Hartemas Berhad..................................    65,000             --
  Star Publications (Malaysia) Berhad...................   613,700        709,199
  Subur Tiasa Holdings Berhad...........................   386,085        392,272
  Sunway City Berhad....................................   797,000      1,302,966
  Sunway Holdings Berhad................................ 1,046,000        869,476
  Supermax Corp. Berhad.................................   825,500      1,153,249
  Suria Capital Holdings Berhad.........................   672,800        468,196
  Ta Ann Holdings Berhad................................   491,256      1,078,410
  TA Enterprise Berhad.................................. 4,878,900      1,245,301
  TA Global Berhad (B3X17H6)............................ 2,927,340        385,637
  *TA Global Berhad (B4LM6X7)........................... 2,927,340        331,520
  TAHPS Group Berhad....................................     4,000          6,391
  *Talam Corp. Berhad...................................   783,450         23,830
  Tan Chong Motor Holdings Berhad....................... 1,344,900      2,127,662
  TDM Berhad............................................   380,000        384,128
  *Tebrau Teguh Berhad.................................. 1,016,400        266,434
  *TH Plantations Berhad................................   263,700        185,180
  Three-A Resources Berhad..............................   430,600        237,270
  *Time Dotcom Berhad................................... 3,125,200        957,589
  Time Engineering Berhad...............................   555,500         91,169
  Top Glove Corp. Berhad................................   765,760      1,342,637
  Tradewinds (Malaysia) Berhad..........................   384,000      1,053,253
  *Tradewinds Corp. Berhad..............................   222,400         72,164
  TRC Synergy Berhad....................................    64,800         35,210
  *TSH Resources Berhad.................................    66,500         61,148
  UAC Berhad............................................    44,715         49,922
  Uchi Technologies Berhad..............................   658,800        311,819
  Unico-Desa Plantations Berhad......................... 1,853,775        645,031
  Unisem (Malaysia) Berhad.............................. 1,267,890        797,844
  United Malacca Rubber Estates Berhad..................   391,050        927,055
  United Malayan Land Berhad............................    13,000          8,555
  United Plantations Berhad.............................   508,900      3,092,151
  VS Industry Berhad....................................   427,326        274,397
  Wah Seong Corp. Berhad................................ 1,166,893        879,533
  WCT Berhad............................................ 2,291,900      2,356,083
  Wing Tai Malaysia Berhad..............................   544,400        319,726
  WTK Holdings Berhad................................... 1,165,000        773,126
  Yeo Hiap Seng Malaysia Berhad.........................    56,760         32,686
  YTL Cement Berhad.....................................    54,800         90,859
  YTL e-Solutions Berhad................................ 3,485,600      1,259,684
  *YTL Land & Development Berhad........................   816,800        510,827
  Yu Neh Huat Berhad....................................   824,198        556,898
  *Zelan Berhad......................................... 1,373,400        232,286
  Zhulian Corp Berhad...................................   256,533        154,399
                                                                     ------------
TOTAL MALAYSIA..........................................              123,303,411
                                                                     ------------

MEXICO -- (3.5%)........................................
  Alsea de Mexico S.A.B. de C.V.........................   833,800        948,117
  #*Axtel S.A.B. de C.V................................. 1,196,346        700,450
  *Bio Pappel S.A.B. de C.V.............................    97,500         93,166
  Bolsa Mexicana de Valores S.A. de C.V.................   895,408      1,919,670
  #*Carso Infraestructura y Construccion S.A.B. de C.V.. 1,624,546      1,090,868
  #*Cia Minera Autlan S.A.B. de C.V.....................   198,900        554,972

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

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                              Shares       Value++
                                                                              ------       -----
MEXICO -- (Continued)....................................................
  #*Compartamos S.A.B. de C.V............................................  2,449,600   $ 4,564,393
  Consorcio ARA S.A.B. de C.V............................................    731,800       432,912
  *Consorcio Hogar S.A.B. de C.V. Series B...............................     76,793        49,531
  #*Controladora Comercial Mexicana S.A.B. de C.V. Series B..............    621,591     1,082,629
  *Corporacion GEO S.A.B. de C.V. Series B...............................  1,330,000     3,924,711
  #*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B....    960,372       542,267
  *Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B..........      1,623           455
  Corporacion Moctezuma S.A.B. de C.V....................................    858,200     2,143,319
  Corporativo Fragua S.A.B. de C.V.......................................         31           404
  Corporativo GBM S.A.B. de C.V..........................................     29,028        13,365
  #*Desarrolladora Homex S.A.B. de C.V...................................    576,300     2,707,860
  *Dine S.A.B. de C.V....................................................    196,367        87,764
  Embotelladora Arca S.A.B. de C.V.......................................  1,891,600    11,485,953
  *Empaques Ponderosa S.A. de C.V. Series B..............................    206,000        16,105
  #*Empresas ICA S.A.B. de C.V...........................................    655,818     1,617,939
  #*Empresas ICA S.A.B. de C.V. Sponsored ADR............................    681,589     6,727,283
  #Financiera Independencia S.A.B de C.V.................................    290,818       292,796
  #*Genomma Lab Internacional S.A.B. de C.V..............................    741,772     1,855,767
  *Gruma S.A.B. de C.V. ADR..............................................     33,070       263,899
  *Gruma S.A.B. de C.V. Series B.........................................  1,253,434     2,510,853
  #Grupo Aeroportuario del Centro Norte, S.A.B. de C.V...................    393,000       821,047
  Grupo Aeroportuario del Sureste S.A.B. de C.V..........................    188,500     1,116,260
  Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.....................     62,500     3,697,500
  *Grupo Cementos de Chihuahua S.A.B. de C.V.............................    829,200     3,025,305
  Grupo Continental S.A.B. de C.V........................................  3,036,559    11,368,928
  #*Grupo Famsa S.A.B. de C.V............................................    207,500       418,363
  #*Grupo Herdez S.A.B. de C.V...........................................    594,200     1,292,491
  Grupo Industrial Maseca S.A.B. de C.V. Series B........................    578,600       696,127
  *Grupo Industrial Saltillo S.A.B. de C.V...............................    243,300       321,252
  Grupo Kuo S.A.B. de C.V. Series B......................................    222,767       406,378
  *Grupo Nutrisa S.A.B. de C.V...........................................        188           653
  Grupo Posadas S.A. de C.V. Series L....................................    199,000       233,371
  *Grupo Qumma S.A. de C.V. Series B.....................................    105,334         1,647
  #*Grupo Simec S.A. de C.V..............................................    186,404       531,926
  *Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V..    115,500       210,699
  Industrias Bachoco S.A.B. de C.V. Series B.............................    197,320       467,944
  *Industrias CH S.A.B. de C.V. Series B.................................  1,172,808     4,647,750
  *Maxcom Telecomunicaciones S.A.B. de C.V...............................    161,444        73,908
  *Megacable Holdings S.A.B. de C.V......................................     54,274       126,165
  Mexichem S.A.B. de C.V.................................................     43,799       166,457
  #*Promotora y Operadora de Infraestructura S.A. de C.V.................    465,510     2,021,899
  *Sanluis Rassini S.A.P.I. de C.V. Series A.............................      3,300            --
  *Sanluis Rassini S.A.P.I. de C.V. Series B.............................      4,642            --
  *Sanluis Rassini S.A.P.I. de C.V. Series C.............................      4,642            --
  #*Sare Holding S.A.B. de C.V...........................................    271,300        73,294
  *Savia S.A. de C.V.....................................................    610,700        42,440
  #TV Azteca S.A.B. de C.V...............................................  6,581,300     4,607,945
  *Vitro S.A.B. de C.V...................................................    736,702       902,343
                                                                                       -----------
TOTAL MEXICO.............................................................               82,899,540
                                                                                       -----------

PHILIPPINES -- (2.3%)....................................................
  A. Soriano Corp........................................................  3,430,211       274,817
  Aboitiz Equity Ventures, Inc...........................................  4,466,000     4,140,133
  Alaska Milk Corp.......................................................  1,404,000       421,167
  Alsons Consolidated Resources, Inc.....................................  2,656,000        86,410
  *Atlas Consolidated Mining & Development Corp..........................  1,090,000       407,859
  Banco de Oro Unibank, Inc..............................................    519,320       659,631
  *Belle Corp............................................................ 12,216,000     1,571,904
  Cebu Holdings, Inc.....................................................  2,284,000       126,606
  China Banking Corp.....................................................     19,434       192,774
  *Cyber Bay Corp........................................................  2,230,000        56,402

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

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CONTINUED

                                                          Shares       Value++
                                                          ------       -----
  PHILIPPINES -- (Continued)........................
    *Digital Telecommunications Phils., Inc.........  15,152,200   $   556,758
    DMCI Holdings, Inc..............................   2,912,700     3,006,916
    *Empire East Land Holdings, Inc.................   3,265,000        53,463
    Energy Development Corp.........................  17,487,600     2,762,514
    *Fil-Estate Land, Inc...........................   5,060,000       254,627
    Filinvest Development Corp......................  11,428,000     1,373,593
    Filinvest Land, Inc.............................  72,127,577     2,143,766
    *First Gen Corp.................................   3,103,800     1,060,446
    First Philippines Holdings Corp.................   1,527,600     2,362,421
    Ginebra San Miguel, Inc.........................     999,000       684,203
    Globe Telecom, Inc..............................      38,210       803,952
    House of Investments, Inc.......................     692,000        55,533
    International Container Terminal Services, Inc..   2,700,000     3,100,764
    *Ionics, Inc....................................     759,825        21,114
    Jollibee Foods Corp.............................   1,101,000     2,433,176
    *Lepanto Consolidated Mining Co. Series B.......   4,370,000        78,541
    *Lopez Holdings Corp............................   7,752,000     1,162,402
    Macroasia Corp..................................     447,500        31,894
    *Manila Mining Corp............................. 147,962,500       134,903
    Manila Water Co, Inc............................   2,078,000       874,617
    Megaworld Corp..................................  29,657,000     1,619,239
    *Metro Bank & Trust Co..........................   2,135,529     3,426,926
    *Metro Pacific Corp. Series A...................   1,827,193        88,777
    *Metro Pacific Investments Corp.................   6,412,000       551,218
    *Paxys, Inc.....................................     577,280        24,413
    *Pepsi-Cola Products Philippines, Inc...........   2,981,000       170,881
    Philex Mining Corp..............................   2,554,900     1,064,176
    *Philippine Bank of Communications..............      14,726        14,447
    *Philippine National Bank.......................   1,006,375     1,508,623
    *Philippine National Construction Corp..........     173,000        19,801
    Philippine Savings Bank.........................     356,863       527,429
    Philippine Stock Exchange, Inc..................      23,180       277,242
    *Philippine Townships, Inc......................     318,732        35,365
    PhilWeb Corp....................................     775,700       300,198
    Phinma Corp.....................................     135,549        39,610
    RFM Corp........................................   8,590,268       297,841
    Rizal Commercial Banking Corp...................     866,100       567,226
    Robinson's Land Corp. Series B..................   6,769,605     2,109,165
    Security Bank Corp..............................     708,642     1,650,030
    Semirara Mining Corp............................     320,280     1,633,936
    Shang Properties, Inc...........................   1,759,970        74,760
    SM Development Corp.............................  13,886,790     2,943,324
    *Southeast Asia Cement Holdings, Inc............   4,104,000       153,619
    Union Bank of Philippines.......................     347,530       495,575
    *Universal Rightfield Property Holdings, Inc....   1,062,000           695
    Universal Robina Corp...........................   3,594,015     3,135,280
    *Victorias Milling Co., Inc.....................     139,680         2,839
    Vista Land & Lifescapes, Inc....................   8,197,700       606,284
    *Yehey! Corp....................................      29,670            --
                                                                   -----------
  TOTAL PHILIPPINES.................................                54,232,225
                                                                   -----------

  POLAND -- (2.2%)..................................
    Agora SA........................................     156,140     1,501,100
    *Alchemia SA....................................      90,687       264,258
    *Amica Wronki SA................................      20,213       354,988
    *AmRest Holdings SA.............................      28,542       875,049
    Apator SA.......................................      30,999       224,306
    Asseco Poland SA................................      37,059       741,432
    *ATM SA.........................................      57,593       271,022
    *Bank Millennium SA.............................     545,787     1,118,656
    *Bank Przemyslowo Handlowy BPH SA...............      18,428       527,781

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CONTINUED

                                                          Shares      Value++
                                                          ------      -----
  POLAND -- (Continued)...............................
    *Barlinek SA......................................   167,481   $  258,690
    *Bioton SA........................................ 7,909,195      504,427
    *BOMI SA..........................................    75,466      211,353
    *Boryszew SA...................................... 1,732,398      705,219
    Budimex SA........................................    42,196    1,713,099
    *Cersanit-Krasnystaw SA...........................   366,702    1,696,546
    *Ciech SA.........................................    86,324      859,237
    *Cinema City International........................    26,776      369,143
    *ComArch SA.......................................     7,855      272,699
    Cyfrowy Polsat SA.................................    75,325      460,492
    Debica SA.........................................    29,862      691,070
    Decora SA.........................................     9,066       57,359
    Dom Development SA................................     8,374      144,633
    *Dom Maklerski IDM SA.............................   411,431      423,247
    *Echo Investment SA............................... 1,181,980    2,253,812
    Elektrobudowa SA..................................     8,568      514,811
    *Elstar Oils SA...................................    26,132       52,654
    Emperia Holding SA................................    29,617    1,260,636
    *Energomontaz Poludnie SA.........................    93,700      139,850
    *Eurocash SA......................................   190,324    2,330,320
    Fabryki Mebli Forte SA............................    48,823      202,331
    *Famur SA.........................................   195,168      266,257
    *Farmacol SA......................................    50,868      613,725
    *Ferrum SA........................................     9,649       52,695
    *Gant Development SA..............................    47,730      251,022
    *Gastel Zurawie SA................................    76,145       18,325
    Grupa Kety SA.....................................    39,137    1,934,224
    *Hydrobudowa Polska SA............................   269,342      231,453
    *Impexmetal SA....................................   414,860      786,530
    *Inter Cars SA....................................    12,283      406,110
    *Jutrzenka Holding SA.............................    30,000       40,781
    *JW Construction Holding SA.......................    33,866      197,208
    *Koelner SA.......................................    15,481       65,792
    *Kredyt Bank SA...................................    74,420      486,325
    *LC Corp. SA......................................   648,040      385,426
    *Lentex SA........................................    24,214      227,939
    LPP SA............................................     1,751    1,417,895
    *MCI Management SA................................   107,357      346,402
    *MNI SA...........................................   253,024      312,709
    *Mondi Packaging Paper Swiecie SA.................    42,039    1,306,690
    *Mostostal Siedlce SA............................. 1,216,340    1,599,856
    Mostostal Warszawa SA.............................    37,200      578,071
    *Mostostal Zabrze Holding SA......................   253,701      263,198
    *Multimedia Polska SA.............................   233,814      819,221
    *Netia Holdings SA................................   759,680    1,511,854
    NFI Empik Media & Fashion SA......................    86,867      594,680
    NG2 SA............................................    64,565    1,436,725
    *Noble Bank SA....................................    90,199      253,044
    *Optimus SA.......................................   194,049      664,791
    *Orbis SA.........................................   130,535    1,986,952
    PBG SA............................................    22,212    1,373,056
    *Pekaes SA........................................    24,538       78,246
    *Petrolinvest SA..................................   139,262      537,217
    *Pfleiderer Grajewo SA............................    35,563      233,140
    *Pol-Aqua SA......................................     9,465       67,482
    *Polish Energy Partners SA........................    34,406      396,013
    Polnord SA........................................    39,675      484,212
    *Polska Grupa Farmaceutyczna SA...................    34,417      694,169
    *Polski Koncern Miesny Duda SA....................   405,337      232,077
    *Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA.    85,304      651,695
    Qumak-Sekom SA....................................     3,881       22,311

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CONTINUED

                                                      Shares       Value++
                                                      ------       -----
     POLAND -- (Continued)
       Raciborska Fabryka Kotlow SA..............    215,305   $   981,349
       Sniezka SA................................      5,612        90,498
       *Stalexport SA............................    571,434       271,344
       Stalprodukt SA............................      9,334     1,058,413
       *Sygnity SA...............................     46,479       381,048
       *Synthos SA...............................  2,064,706     3,504,866
       *Trakcja Polska SA........................    186,284       245,459
       *Vistula Group SA.........................    232,490       182,153
       Zaklady Azotowe Pulawy SA.................     22,570     1,038,914
       *Zaklady Azotowe w Tarnowie-Moscicach SA..     37,189       532,035
       *Zaklady Chemiczne Police SA..............     50,407       286,920
       Zaklady Tluszcowe Kruszwica SA............     16,528       497,641
       Zelmer SA.................................     17,309       279,454
                                                               -----------
     TOTAL POLAND................................               54,175,832
                                                               -----------
     SOUTH AFRICA -- (8.4%)
       *Acucap Properties, Ltd...................    130,290       724,118
       Adcock Ingram Holdings, Ltd...............    565,230     5,248,914
       Adcorp Holdings, Ltd......................    154,190       629,221
       Advtech, Ltd..............................    780,941       665,996
       AECI, Ltd.................................    459,895     6,012,681
       Afgri, Ltd................................  1,100,948     1,170,182
       #African Oxygen, Ltd......................    528,543     1,489,028
       *AG Industries, Ltd....................... 32,496,618        99,000
       Allied Electronics Corp., Ltd.............    163,698       718,949
       Allied Technologies, Ltd..................    110,631     1,079,748
       Argent Industrial, Ltd....................     37,236        48,171
       Astral Foods, Ltd.........................    112,124     2,293,521
       Aveng, Ltd................................  1,051,746     5,588,707
       AVI, Ltd..................................  1,007,184     4,722,875
       Avusa, Ltd................................    404,845     1,505,626
       Basil Read Holdings, Ltd..................     62,825       123,061
       *Bell Equipment, Ltd......................    158,539       323,750
       Blue Label Telecoms, Ltd..................    699,294       653,922
       Brait SA..................................    154,791       440,902
       Business Connexion Group, Ltd.............    362,346       270,360
       Capital Property Fund.....................    284,348       354,799
       #Capitec Bank Holdings, Ltd...............    166,986     4,398,063
       Cashbuild, Ltd............................     50,787       718,639
       Caxton & CTP Publishers & Printers, Ltd...      2,486         5,388
       Ceramic Industries, Ltd...................     31,493       685,734
       Cipla Medpro South Africa, Ltd............    968,881     1,013,190
       City Lodge Hotels, Ltd....................    105,257     1,106,929
       Clicks Group, Ltd.........................    970,964     6,451,141
       Coronation Fund Managers, Ltd.............    273,295       789,648
       *Corpgro, Ltd.............................    241,136            --
       *Cullinan Holdings, Ltd...................    434,430        34,410
       Data Tec, Ltd.............................    582,336     3,269,446
       Datacentrix Holdings, Ltd.................    401,999       253,934
       Delta EMD, Ltd............................     83,032        97,303
       Discovery Holdings, Ltd...................     94,137       543,051
       Distell Group, Ltd........................    283,884     3,067,330
       *Distribution & Warehousing Network, Ltd..    258,997       277,327
       Dorbyl, Ltd...............................    222,291        99,942
       #Durban Roodeport Deep, Ltd...............    722,728       436,487
       ElementOne, Ltd...........................    325,845       583,196
       *EOH Holdings, Ltd........................     64,753       186,552
       *Eqstra Holdings, Ltd.....................     91,632        93,649
       *Esorfranki, Ltd..........................     11,884         3,434
       #*Evraz Highveld Steel & Vanadium, Ltd....    147,791     1,258,204
       Famous Brands, Ltd........................     74,103       474,940

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CONTINUED

                                                     Shares      Value++
                                                     ------      -----
        SOUTH AFRICA -- (Continued)
          Foschini Group, Ltd. (The)............    672,822   $9,287,008
          Gijima Group, Ltd.....................  2,805,267      290,365
          Gold Reef Resorts, Ltd................    338,580      840,950
          Grindrod, Ltd.........................  1,607,864    3,581,999
          Group Five, Ltd.......................    314,833    1,391,178
          Hudaco Industries, Ltd................    117,859    1,550,259
          *Hulamin, Ltd.........................    155,986      166,864
          Iliad Africa, Ltd.....................    362,139      404,090
          Illovo Sugar, Ltd.....................    877,046    3,801,997
          Imperial Holdings, Ltd................    380,116    6,746,036
          *JCI, Ltd.............................  3,131,151           --
          JD Group, Ltd.........................    983,807    7,191,413
          JSE, Ltd..............................    300,437    3,013,420
          Kap International Holdings, Ltd.......  1,834,945      696,368
          Lewis Group, Ltd......................    379,341    4,539,310
          Liberty Holdings, Ltd.................     15,296      167,735
          Life Healthcare Group Holdings, Ltd...    190,074      484,855
          *m Cubed Holdings, Ltd................    385,000           --
          *Medi-Clinic Corp., Ltd...............    922,677    4,072,251
          Merafe Resources, Ltd.................  5,592,756    1,269,189
          Metair Investments, Ltd...............    115,011      244,749
          *Metorex, Ltd.........................  2,210,741    2,481,770
          MMI Holdings, Ltd.....................  1,925,326    4,994,411
          Mr. Price Group, Ltd..................    693,186    7,101,614
          Murray & Roberts Holdings, Ltd........     22,733       86,940
          Mustek, Ltd...........................    784,364      615,540
          *Mvelaphanda Group, Ltd...............    568,175      276,864
          *Mvelaserve, Ltd......................    142,237      252,517
          Nampak, Ltd...........................  1,326,125    4,472,148
          Network Healthcare Holdings, Ltd......  1,500,952    3,240,738
          Nu-World Holdings, Ltd................     28,894       98,507
          Oceana Group, Ltd.....................    235,042    1,398,537
          *Omnia Holdings, Ltd..................    100,634    1,144,884
          Palabora Mining Co., Ltd..............     55,834    1,239,168
          Peregrine Holdings, Ltd...............    595,801    1,013,534
          Petmin, Ltd...........................    108,210       48,241
          *Pioneer Foods, Ltd...................    163,297    1,444,749
          Pretoria Portland Cement Co., Ltd.....  1,078,205    4,099,963
          PSG Group, Ltd........................    742,484    4,936,302
          Rainbow Chicken, Ltd..................    100,029      270,569
          Randgold & Exploration Co., Ltd.......     60,670       26,879
          Raubex Group, Ltd.....................    239,135      726,649
          Redefine Properties, Ltd..............     18,412       21,965
          *Resilient Property Income Fund, Ltd..    161,934      768,390
          Reunert, Ltd..........................    689,181    6,541,015
          Santam, Ltd...........................    119,932    2,374,975
          SecureData Holdings, Ltd..............    339,582       41,381
          *Sentula Mining, Ltd..................  2,055,316      907,227
          *Simmer & Jack Mines, Ltd.............  1,482,094      180,621
          Spar Group, Ltd. (The)................    622,477    9,234,629
          Spur Corp., Ltd.......................    385,267      793,294
          Stefanutti Stocks Holdings, Ltd.......     92,932      168,287
          Sun International, Ltd................    207,451    2,897,094
          *Super Group, Ltd..................... 16,981,587    2,047,152
          Telkom South Africa, Ltd..............    556,563    3,243,318
          Tongaat-Hulett, Ltd...................    629,016    9,191,761
          *Trans Hex Group, Ltd.................    153,546       58,676
          Trencor, Ltd..........................    131,549      697,443
          UCS Group, Ltd........................    144,872       45,190
          Value Group, Ltd......................    363,719      218,644
          *Vukile Property Fund, Ltd............     99,233      214,953

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

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CONTINUED

                                                         Shares        Value++
                                                         ------        -----
 SOUTH AFRICA -- (Continued)
    *Wesizwe Platinum, Ltd...........................   439,532   $    151,563
     Wilson Bayly Holme-Ovcon, Ltd...................   190,920      3,297,011
     Woolworths Holdings, Ltd........................ 1,576,910      7,197,198
     Zeder Investments, Ltd..........................   868,966        323,324
                                                                  ------------
 TOTAL SOUTH AFRICA..................................              200,337,139
                                                                  ------------

 SOUTH KOREA -- (13.0%)
    #Aekyung Petrochemical Co., Ltd..................     9,540        423,801
     Amorepacific Group..............................     8,059      1,587,853
    *Artone Paper Manufacturing Co., Ltd.............         5             11
    #Asia Cement Manufacturing Co., Ltd..............     8,226        358,792
     Asia Paper Manufacturing Co., Ltd...............     8,880         80,049
    *Asiana Airlines, Inc............................   250,750      2,225,525
    #AUK Corp........................................   109,810        462,629
    #Baek Kwang Mineral Products Co., Ltd............     1,860         35,626
   #*Baiksan Co., Ltd................................    26,680        120,435
    #Basic House Co., Ltd. (The).....................    31,370        698,012
     Bing Grae Co., Ltd..............................    14,100        843,048
   #*BNG Steel Co., Ltd..............................    22,140        442,690
    *Bongshin Co., Ltd...............................       450             55
    *Boo Kook Securities Co., Ltd....................     7,410        117,693
     Boryung Pharmaceutical Co., Ltd.................    11,748        229,832
    *BS Financial Group, Inc.........................   413,910      6,025,284
   #*Bu Kwang Pharmaceutical Co., Ltd................    34,341        401,135
     BYC Co., Ltd....................................       710        103,380
    *Byuck San Corp..................................     7,590        148,912
    *Byuck San Engineering & Construction Co., Ltd...     5,590          7,008
    #Capro Corp......................................    62,060      1,877,754
   #*Charm Engineering Co., Ltd......................    54,060        190,015
     Cheil Worldwide, Inc............................   260,965      3,367,518
   #*Chin Hung International, Inc.................... 1,274,686        252,649
    *Cho Kwang Leather Co., Ltd......................    10,640        112,689
     Choil Aluminum Manufacturing Co., Ltd...........     7,700         82,171
    #Chong Kun Dang Pharmaceutical Corp..............    27,162        723,618
    #Choongwae Holdings Co., Ltd.....................    29,078         56,154
     Chosun Refractories Co., Ltd....................     2,653        155,889
    *Chungho Comnet Co., Ltd.........................     2,320         15,510
    #CJ CGV Co., Ltd.................................    33,580        875,905
    #CJ Cheiljedang Corp.............................    23,413      5,434,748
     CJ Corp.........................................    41,253      3,115,567
    *CJ E&M Corp.....................................    16,804        702,208
    *CJ Seafood Corp.................................    56,270        132,721
   #*CosmoAM&T Co., Ltd..............................    21,350        139,650
   #*Cosmochemical Co., Ltd..........................    14,640        198,005
     Crown Confectionery Co., Ltd....................     2,213        290,506
    #Dae Dong Industrial Co., Ltd....................    37,830        158,910
    #Dae Han Flour Mills Co., Ltd....................     2,987        452,023
    *Dae Ho Corp.....................................       543             66
     Dae Won Kang Up Co., Ltd........................    98,414        543,082
     Daechang Co., Ltd...............................   152,930        306,070
    #Daeduck Electronics Co., Ltd....................    84,107        900,300
     Daeduck Industries Co., Ltd.....................    47,656        404,264
     Daegu Bank, Ltd.................................   367,913      6,153,086
    *Daegu Department Store Co., Ltd.................    17,380        185,803
     Daehan City Gas Co., Ltd........................    11,541        314,497
     Daehan Steel Co., Ltd...........................    29,320        257,849
     Daehan Synthetic Fiber Co., Ltd.................     1,832        134,730
    #Dae-Il Corp.....................................    34,170        297,824
     Daekyo Co., Ltd.................................    98,400        524,360
   #*Daekyung Machinery & Engineering Co., Ltd.......    54,200        149,823
    *Daelim Industrial Co., Ltd......................    46,223      5,227,996

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CONTINUED

                                                           Shares      Value++
                                                           ------      -----
  SOUTH KOREA -- (Continued)
      Daelim Trading Co., Ltd..........................    17,730   $   67,824
      Daesang Corp.....................................    54,680      455,066
      Daesang Holdings Co., Ltd........................    46,332      140,575
     #Daesung Group Partners Co., Ltd..................     2,223      130,789
      Daesung Holdings Co., Ltd........................    28,944      273,225
      Daesung Industrial Co., Ltd......................     4,535      132,741
      Daewon Pharmaceutical Co., Ltd...................    17,640      119,252
      Daewoong Co., Ltd................................     6,546      101,094
     #Daewoong Pharmaceutical Co., Ltd.................    15,016      569,801
      Dahaam E-Tec Co., Ltd............................     2,200       42,875
     *Daishin Securities Co., Ltd......................   118,940    1,607,974
     #Daou Technology, Inc.............................    72,280      619,297
      DCM Corp.........................................    16,780      217,960
     #Digital Power Communications Co., Ltd............    50,540       94,600
     #Dong Ah Tire Industrial Co., Ltd.................    23,075      201,121
     #Dong IL Rubber Belt Co., Ltd.....................    34,362      186,415
     #Dong Yang Gang Chul Co., Ltd.....................    84,530      337,299
     #Dong-A Pharmaceutical Co., Ltd...................    21,979    2,153,374
     #Dongaone Co., Ltd................................   100,410      303,773
      Dongbang Agro Co., Ltd...........................    19,470      115,289
      Dongbu Corp......................................    25,950      162,385
    #*Dongbu HiTek Co., Ltd............................    61,913      882,554
      Dongbu Insurance Co., Ltd........................    97,230    4,636,282
     *Dongbu Securities Co., Ltd.......................    58,071      348,670
     #Dongbu Steel Co., Ltd............................    59,636      525,014
      Dong-Il Corp.....................................     3,798      187,844
     #Dongil Industries Co., Ltd.......................     3,540      260,129
      Dongil Paper Manufacturing Co., Ltd..............     6,080        7,573
     #Dongkuk Steel Mill Co., Ltd......................   106,100    4,230,580
      Dongwha Pharm Co., Ltd...........................    47,870      231,978
      Dongwon F&B Co., Ltd.............................     3,810      159,334
      Dongwon Industries Co., Ltd......................     3,363      634,941
    #*Dongwon Systems Corp.............................   188,417      236,961
     #Dongyang Mechatronics Corp.......................    61,081    1,027,328
     #Doosan Construction & Engineering Co., Ltd.......   105,590      505,982
     #Doosan Corp......................................    13,110    1,610,910
    #*DuzonBIzon Co., Ltd..............................    44,330      439,419
     #E1 Corp..........................................     8,685      409,830
     *Eagon Industrial Co., Ltd........................     8,930       53,228
     *Eugene Investment & Securities Co., Ltd.......... 1,430,854      848,076
    #*F&F Co., Ltd.....................................    25,470      199,823
    #*FCB Twelve Co., Ltd..............................     3,717      294,225
    #*Firstech Co., Ltd................................    78,999      178,801
    #*Foosung Co., Ltd.................................   116,899      906,063
      Fursys, Inc......................................    14,315      361,506
     #Gaon Cable Co., Ltd..............................     5,224       99,228
      GIIR, Inc........................................    14,410      138,662
     #Global & Yuasa Battery Co., Ltd..................    16,060      683,947
     *Golden Bridge Investment & Securities Co., Ltd...    56,620      112,901
    #*Grand Korea Leisure Co., Ltd.....................    50,630      692,408
     #Green Cross Corp.................................    12,411    1,612,160
      Green Cross Holdings Corp........................     4,427      574,211
     *Green Non-Life Insurance Co., Ltd................    19,867       79,453
      GS Global Corp...................................    23,436      396,558
      Gwangju Shinsegae Co., Ltd.......................     1,820      309,877
    #*Hae In Co., Ltd..................................    18,930      124,240
     #Halla Climate Control Corp.......................   106,070    2,173,428
     #Halla Engineering & Construction Corp............    38,242      809,905
     #Han Kuk Carbon Co., Ltd..........................    56,763      380,326
     *Han Yang Securities Co., Ltd.....................    24,190      187,647
    #*Hanall Biopharma Co., Ltd........................    64,988      547,673

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CONTINUED

                                                                 Shares      Value++
                                                                 ------      -----
SOUTH KOREA -- (Continued)
    Handok Pharmaceuticals Co., Ltd............................  12,760   $  153,061
   #Handsome Corp..............................................  39,689      834,044
    Hanil Cement Manufacturing Co., Ltd........................  11,659      562,422
   *Hanil Construction Co., Ltd................................   5,422       18,436
   #Hanil E-Wha Co., Ltd.......................................  58,890      724,818
  #*Hanjin Heavy Industries & Construction Co., Ltd............  94,624    3,447,398
   #Hanjin Heavy Industries & Construction Holdings Co., Ltd...  34,200      415,865
    Hanjin Shipping Co., Ltd...................................  22,699      590,706
   #Hanjin Shipping Holdings Co., Ltd..........................  45,364      589,681
   #Hanjin Transportation Co., Ltd.............................  22,651      556,486
    Hankook Cosmetics Manufacturing Co., Ltd...................   5,280       23,411
   #Hankook Shell Oil Co., Ltd.................................   1,867      365,823
   *Hankook Synthetics, Inc....................................     550           49
    Hankuk Glass Industries, Inc...............................  12,900      378,974
   #Hankuk Paper Manufacturing Co., Ltd........................   7,250      149,014
  #*Hanmi Holdings Co., Ltd....................................   4,911      154,543
  #*Hanmi Pharm Co., Ltd.......................................  13,179      939,906
   #Hanmi Semiconductor Co., Ltd...............................  24,980      211,415
   #Hansae Co., Ltd............................................  16,560      102,919
   *Hansae Yes24 Holdings Co., Ltd.............................   5,520       15,687
    Hanshin Construction Co., Ltd..............................     530        4,311
    Hansol Chemical Co., Ltd...................................  18,390      347,012
    Hansol CSN Co., Ltd........................................  65,160       87,176
   *Hansol HomeDeco Co., Ltd...................................  64,500       66,556
   #Hansol LCD, Inc............................................  19,690      859,471
   #Hansol Paper Co., Ltd...................................... 105,120      809,632
   #Hanssem Co., Ltd...........................................  30,600      393,392
    Hanwha Chemical Corp.......................................   4,584      204,578
   *Hanwha General Insurance Co., Ltd..........................  63,598      530,240
   *Hanwha Securities Co., Ltd................................. 150,111    1,017,012
    Hanwha Timeworld Co., Ltd..................................   6,330      115,084
    Heung-A Shipping Co., Ltd..................................  81,780       83,336
   *Heungkuk Fire & Marine Insurance Co., Ltd..................  71,447      354,601
  #*Hite Brewery Co., Ltd......................................  12,952    1,421,051
   #Hite Holdings Co., Ltd.....................................  16,400      243,834
   *HMC Investment Securities Co., Ltd.........................  41,450      917,781
   #Hotel Shilla Co., Ltd......................................  91,568    2,251,541
    HS R&A Co., Ltd............................................  11,420      251,352
  #*Huchems Fine Chemical Corp.................................  61,778    1,431,879
   #Husteel Co., Ltd...........................................  11,820      226,636
   *Hwa Sung Industrial Co., Ltd...............................  12,520       39,452
    Hwacheon Machine Tool Co., Ltd.............................     510       29,097
   #Hwashin Co., Ltd...........................................  48,120      838,942
   *Hyosung T & C Co., Ltd.....................................  60,227    4,943,455
   *Hyundai Cement Co., Ltd....................................  10,770       64,608
   #Hyundai Corp...............................................  21,801      601,587
   #Hyundai Department Store Co., Ltd..........................  35,437    5,199,202
   #Hyundai Development Co..................................... 160,340    4,391,646
    Hyundai DSF Co., Ltd.......................................  14,050      154,908
   #Hyundai Elevator Co., Ltd..................................  10,286      994,793
   #Hyundai Engineering Plastics Co., Ltd......................  48,130      401,021
    Hyundai Greenfood Co., Ltd................................. 127,750    1,503,422
   #Hyundai Hysco..............................................  91,740    3,743,136
    Hyundai Marine & Fire Insurance Co., Ltd................... 152,220    4,005,267
   *Hyundai Mipo Dockyard Co., Ltd.............................  22,255    3,952,755
   *Hyundai Securities Co...................................... 359,940    4,565,715
  #*IHQ, Inc...................................................   7,110        8,646
    Il Dong Pharmaceutical Co., Ltd............................   7,743      295,876
   *Il Yang Pharmaceutical Co., Ltd............................  29,568      482,562
    Iljin Diamond Co., Ltd.....................................  18,980      174,852
  #*Iljin Display Co., Ltd.....................................  36,348      352,811

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CONTINUED

                                                        Shares      Value++
                                                        ------      -----
     SOUTH KOREA -- (Continued)
        #Iljin Electric Co., Ltd......................  47,359   $  375,048
         Iljin Holdings Co., Ltd......................  36,872      121,182
        #Ilshin Spinning Co., Ltd.....................   2,912      269,860
         Ilsung Pharmaceutical Co., Ltd...............   2,444      183,214
         InziControls Co., Ltd........................   1,260        6,184
         IS Dongseo Co., Ltd..........................  24,528      600,278
        #ISU Chemical Co., Ltd........................  22,710      503,039
        #IsuPetasys Co., Ltd..........................  66,150      328,281
         Jahwa Electronics Co., Ltd...................  27,330      135,557
        #Jeil Pharmaceutical Co.......................  19,870      231,778
         Jeonbuk Bank, Ltd............................ 121,289      665,406
        *Jinheung Savings Bank........................  39,019       90,624
       #*Jinro, Ltd...................................  17,670      598,801
         JS Cable Co., Ltd............................   4,540       38,502
        #JW Pharmaceutical Corp.......................  15,806      229,811
        #K.C. Tech Co., Ltd...........................  48,719      378,023
        *KC Cottrell Co., Ltd.........................   9,450      184,610
        *KCO Energy, Inc..............................     120          560
       #*Keangnam Enterprises, Ltd....................  25,833      277,602
        *KEPCO Engineering & Construction Co., Inc....  21,563    1,407,758
        #KEPCO Plant Service & Engineering Co., Ltd...  24,648      754,700
         Keyang Electric Machinery Co., Ltd...........  24,590       61,420
        #KG Chemical Corp.............................  16,760      138,379
       #*KIC, Ltd.....................................  23,030       73,888
         KISCO Corp...................................  10,860      335,492
         Kishin Corp..................................  49,420      265,263
        #KISWIRE, Ltd.................................  16,702      627,884
        *KIWOOM Securities Co., Ltd...................  31,114    1,861,212
        *KleanNara Co., Ltd...........................   6,710       30,167
         Kolon Corp...................................   9,759      261,872
       #*Kolon Engineering & Construction Co., Ltd....  50,730      192,695
        #Kolon Industries, Inc........................  40,736    3,304,575
        *Korea Cast Iron Pipe Co., Ltd................  36,370      138,409
       #*Korea Circuit Co., Ltd.......................  30,720      244,465
        #Korea Cottrell Co., Ltd......................  32,814       94,032
       #*Korea Development Co., Ltd...................  29,710      108,979
        *Korea Development Leasing Corp...............   7,597      130,552
         Korea Electric Terminal Co., Ltd.............  14,990      319,283
         Korea Export Packing Industries Co., Ltd.....   3,990       45,837
       #*Korea Express Co., Ltd.......................  24,769    2,439,110
         Korea Flange Co., Ltd........................   9,240      177,881
         Korea Gas Corp...............................  69,180    2,206,810
        *Korea Investment Holdings Co., Ltd........... 113,950    4,474,221
         Korea Iron & Steel Co., Ltd..................   3,462      131,187
       #*Korea Kolmar Co., Ltd........................  54,467      391,201
        #Korea Komho Petrochemical Co., Ltd...........  28,640    5,458,512
       #*Korea Line Corp..............................  25,769      145,655
         Korea Petrochemical Industrial Co., Ltd......   5,390      644,820
        *Korea Reinsurance Co., Ltd................... 196,159    2,253,197
        *Korea Savings Bank...........................   7,079       45,912
        *Korea United Pharm, Inc......................  23,310      152,604
        #Korean Air Terminal Service Co., Ltd.........   5,480      214,926
        #KP Chemical Corp............................. 121,051    2,987,818
         KPX Chemical Co., Ltd........................   4,639      251,895
       #*KPX Fine Chemical Co., Ltd...................   3,966      148,602
         KPX Holdings Corp............................   3,008      145,925
        *KTB Investement & Securities Co., Ltd........ 154,260      591,248
        #Kukdo Chemical Co., Ltd......................   9,229      614,641
        #Kumho Electric Co., Ltd......................   9,612      279,956
       #*Kumho Industrial Co., Ltd....................  10,245      113,250
        *Kumho Investment Bank........................ 145,230       84,279

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CONTINUED

                                                        Shares      Value++
                                                        ------      -----
    SOUTH KOREA -- (Continued)
      #*Kumho Tire Co., Inc...........................  29,999   $  532,688
        Kumkang Industrial Co., Ltd...................   1,730       21,942
        Kunsul Chemical Industrial Co., Ltd...........   8,190      120,381
      #Kwang Dong Pharmaceutical Co., Ltd............. 101,240      296,483
      #*Kwang Myung Electric Engineering Co., Ltd.....  58,300      110,667
        Kyeryong Construction Industrial Co., Ltd.....  12,870      169,689
       *Kyobo Securities Co., Ltd.....................  50,950      356,968
        Kyung Dong Navien Co., Ltd....................   8,700       45,381
       #Kyungbang Co., Ltd............................   1,457      155,842
        Kyungdong City Gas Co., Ltd...................   4,864      221,981
        Kyung-In Synthetic Corp.......................  62,430      214,071
        Kyungnam Energy Co., Ltd......................  28,770       77,943
        LG Fashion Corp...............................  47,865    1,484,189
      #*LG Hausys, Ltd................................  18,580    1,381,491
       #LG Innotek Co., Ltd...........................  28,600    2,888,765
       #LG International Corp.........................  81,942    3,248,465
      #*LG Life Sciences, Ltd.........................  31,935    1,365,937
        LG Uplus Corp................................. 409,010    2,484,857
        LIG Insurance Co., Ltd........................ 101,430    2,504,602
        Livart Furniture Co., Ltd.....................  11,180       77,646
       #Lotte Chilsung Beverage Co., Ltd..............   1,907    2,040,492
       #Lotte Confectionary Co., Ltd..................   2,145    3,174,981
       #Lotte Midopa Co., Ltd.........................  61,160      894,092
       *Lotte Non-Life Insurance Co., Ltd.............  48,040      309,548
       #Lotte Sam Kang Co., Ltd.......................   1,998      606,073
      #*Lotte Tour Development Co., Ltd...............   5,730       99,974
       #LS Corp.......................................  25,344    2,809,239
       #LS Industrial Systems Co., Ltd................  42,314    3,143,943
        Macquarie Korea Infrastructure Fund........... 607,601    2,869,175
        Manho Rope & Wire Co., Ltd....................   3,950       61,427
       *Meritz Finance Holdings Co., Ltd..............  65,252      317,460
        Meritz Fire Marine Insurance Co., Ltd......... 228,355    2,622,772
        Meritz Securities Co., Ltd.................... 564,075      495,524
        Mi Chang Oil Industrial Co., Ltd..............     981       44,216
       *Mirae Asset Securities Co., Ltd...............  67,534    2,736,659
       *Miwon Chemicals Co., Ltd......................     378       47,795
        Miwon Commercial Co., Ltd.....................     702       71,213
       *Miwon Specialty Chemical Co., Ltd.............     448       65,819
        Moorim P&P Co., Ltd...........................  20,970      306,239
       #Moorim Paper Co., Ltd.........................  27,948      215,677
        Motonic Corp..................................  20,900      195,219
       #Namhae Chemical Corp..........................  63,074      831,867
      #*Namkwang Engineering & Construction Co., Ltd..  54,497       80,999
      #*Namsun Aluminum Co., Ltd...................... 147,140      127,316
        Namyang Dairy Products Co., Ltd...............   1,213      912,905
      #*Nasan Co., Ltd................................  23,824       20,378
       #National Plastic Co...........................  32,500       73,066
        Nexen Corp....................................   4,130      313,216
       #Nexen Tire Corp...............................  92,690    1,541,595
       *NH Investment & Securities Co., Ltd...........  78,776      633,351
       *NICE Holdings Co., Ltd........................      77        4,334
        NICE Information Service Co., Ltd.............      97        2,705
       #NK Co., Ltd...................................  37,300      193,663
       #Nong Shim Holdings Co., Ltd...................   5,210      304,891
       #NongShim Co., Ltd.............................   8,827    2,053,643
        Noroo Holdings Co., Ltd.......................  13,345       75,869
        Noroo Paint Co., Ltd..........................  14,277       41,179
      #*Orientbio, Inc................................ 106,060       80,696
       #ORION Corp....................................  10,091    3,916,574
        Ottogi Corp...................................   3,910      483,659
        Pacific Pharmaceutical Co., Ltd...............   2,030       47,099

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CONTINUED

                                                          Shares      Value++
                                                          ------      -----
  SOUTH KOREA -- (Continued)............................
     *PaperCorea, Inc...................................  14,790   $   92,413
    #Poongsan Corp......................................  51,391    1,957,950
      Poongsan Holdings Corp............................  11,707      391,016
      POSCO Coated & Color Steel Co., Ltd...............   6,320      172,797
      Pulmuone Co., Ltd.................................   2,916      107,163
     *Pum Yang Construction Co., Ltd....................  12,016       33,251
      Pusan City Gas Co., Ltd...........................  15,320      275,903
    #*RNL BIO Co., Ltd.................................. 192,710      577,076
    #S&T Corp...........................................  10,323      180,484
    #S&T Daewoo Co., Ltd................................  15,100      439,726
    #S&T Dynamics Co., Ltd..............................  62,482      968,552
    #S&T Holdings Co., Ltd..............................  31,368      414,795
    #*S&T Motors Co., Ltd............................... 156,480       94,903
    #S1 Corp............................................  48,383    2,363,023
    #*Saehan Industries, Inc............................ 651,800      832,279
      Saeron Automotive Corp............................  30,790      155,833
    #Sajo Industries Co., Ltd...........................   8,800      509,921
    #*Sajodaerim Corp...................................   7,170      156,195
    #Sam Jin Pharmaceutical Co., Ltd....................  31,646      286,463
      Sam Kwang Glass Industrial Co., Ltd...............   5,571      372,120
    *Sam Lip General Foods Co., Ltd.....................   7,690       90,483
      Sam Yung Trading Co., Ltd.........................  19,237      109,908
    #Sambu Construction Co., Ltd........................  12,062      143,508
    #Samchully Co., Ltd.................................   7,607      724,786
    #Samho Development Co., Ltd.........................  31,127       70,816
      Samhwa Crown & Closure Co., Ltd...................     412        7,892
      Samhwa Paints Industrial Co., Ltd.................  26,400       92,506
    #Samick Musical Instruments Co., Ltd................ 146,160      163,904
      Samick THK Co., Ltd...............................  32,610      271,241
    #Samsung Climate Control Co., Ltd...................   6,810       50,947
    #Samsung Fine Chemicals Co., Ltd....................  47,015    3,485,577
    #Samwha Capacitor Co., Ltd..........................  16,200      162,980
      Samwhan Corp......................................  20,890      152,417
      Samyang Corp......................................  14,315    1,110,026
    #Samyang Foods Co., Ltd.............................  10,060      223,795
      Samyang Genex Co., Ltd............................   4,129      242,670
      Samyang Tongsang Co., Ltd.........................   1,760       36,748
    *Samyoung Chemical Co., Ltd.........................   2,170       77,352
    #Samyoung Electronics Co., Ltd......................  24,820      277,470
    *SAVEZONE I&C Corp..................................  12,100       26,590
    #*SBS Media Holdings Co., Ltd.......................  98,570      261,658
    #Seah Besteel Corp..................................  30,131    1,548,639
      SeAH Holdings Corp................................   4,622      608,620
    #SeAH Steel Corp....................................   6,214      530,735
      Sebang Co., Ltd...................................  26,315      405,789
    #Sejong Industrial Co., Ltd.........................  30,130      574,311
      Seoul City Gas Co., Ltd...........................   3,590      175,537
    #Seowon Co., Ltd....................................  44,810      156,766
    #*Serim Paper Manufacturing Co., Ltd................  32,013       90,635
    #Sewon Cellontech Co., Ltd..........................  59,821      220,380
      Shell-Line Co., Ltd...............................   7,600       33,089
      Shin Won Corp.....................................  91,390      112,014
    *Shin Young Securities Co., Ltd.....................  11,500      386,918
    #*Shinhan Engineering & Construction Co., Ltd.......   3,676       16,438
      Shinpoong Pharmaceutical Co., Ltd.................   5,171      197,825
      Shinsegae Engineering & Construction Co., Ltd.....   2,990       36,895
      Shinsegae Information & Communication Co., Ltd....   2,011      102,460
    #Shinsung Solar Energy Co., Ltd.....................  71,740      645,801
    #Silla Trading Co., Ltd.............................  12,540      188,462
      Sindo Ricoh Co., Ltd..............................  11,169      550,279
      SJM Co., Ltd......................................  10,868       87,657

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CONTINUED

                                                      Shares        Value++
                                                      ------        -----
    SOUTH KOREA -- (Continued)......................
        SJM Holdings Co., Ltd.......................  11,641   $     42,144
       #SK Chemicals Co., Ltd.......................  40,715      2,876,236
       #SK Gas Co., Ltd.............................   9,960        472,773
        SK Networks Co., Ltd........................ 239,430      2,653,332
       #SKC Co., Ltd................................  56,187      3,231,851
      #*SL Corp.....................................  24,960        658,651
       *Solomon Savings Bank........................  11,267         26,116
        Songwon Industrial Co., Ltd.................  26,480        371,051
       *Ssangyong Cement Industrial Co., Ltd........  79,381        505,841
       #STX Corp....................................  77,492      1,933,696
       #STX Engine Co., Ltd.........................  59,422      1,609,751
       #STX Offshore & Shipbuilding Co., Ltd........ 142,550      4,208,894
       #STX Pan Ocean Co., Ltd...................... 311,490      2,528,115
        Suheung Capsule Co., Ltd....................  16,620        159,958
      #*Sung Jin Geotec Co., Ltd....................  39,150        653,725
      #*Sung Shin Cement Co., Ltd...................  25,380         71,361
       *Sungchang Enterprise Holdings, Ltd..........   8,030         85,117
      #*Sunjin Co., Ltd.............................  11,625        115,529
       *Sunjin Holdings Co., Ltd....................   1,979         45,192
       *Sunkyong Securities Co., Ltd................ 633,890      1,257,272
       #Tae Kwang Industrial Co., Ltd...............     944      1,338,591
       #Tae Kyung Industrial Co., Ltd...............  33,700        141,208
       #Taeyoung Engineering & Construction......... 123,700        647,179
      #*Tai Han Electric Wire Co., Ltd.............. 248,653      1,204,155
        Tai Lim Packaging Industries Co., Ltd....... 125,830        151,958
       #TCC Steel...................................  18,255        115,572
       *Tec & Co.................................... 250,710         35,259
       *Teems, Inc..................................   1,244         30,646
        Telcoware Co., Ltd..........................   9,000         62,705
       *Tong Yang Life Insurance....................  55,120        658,994
       *Tong Yang Major Corp........................ 353,178        620,880
       *Tong Yang Moolsan Co., Ltd..................  11,270        192,581
       *Tong Yang Securities, Inc................... 228,816      1,684,821
       *Trigem Computer, Inc........................       2             --
       #TS Corp.....................................   6,600        270,984
        Uangel Corp.................................  12,280         42,340
       #Unid Co., Ltd...............................   7,745        525,565
        Union Steel Manufacturing Co., Ltd..........  13,912        327,183
      #*VGX International, Inc......................  18,440         21,063
       *Whanin Pharmaceutical Co., Ltd..............  29,150        189,148
       #Woongjin Coway Co., Ltd..................... 142,150      4,750,618
      #*Woongjin Holdings Co., Ltd.................. 108,167        910,668
       #Woongjin Thinkbig Co., Ltd..................  43,429        699,930
        Woori Financial Co., Ltd....................  23,600        390,203
       *Woori Investment & Securities Co., Ltd...... 252,470      5,068,309
       #WooSung Feed Co., Ltd.......................  17,000         25,157
        YESCO Co., Ltd..............................   5,950        134,990
        Yoosung Enterprise Co., Ltd.................  34,546         89,076
       #Youlchon Chemical Co., Ltd..................  32,710        270,392
        Young Poong Corp............................   2,492      2,160,352
       *Young Poong Mining & Construction Corp......   1,580             81
        Young Poong Paper Manufacturing Co., Ltd....     570          7,209
        Youngone Corp...............................  60,704        637,883
        Youngone Holdings Co., Ltd..................  19,846        679,346
       #Yuhan Corp..................................  24,084      3,224,351
       *Yuhwa Securities Co., Ltd...................  12,910        178,957
      #*Yungjin Pharm Co., Ltd...................... 183,532        170,155
       *ZeroOne Interactive Co., Ltd................   3,200             45
                                                               ------------
    TOTAL SOUTH KOREA...............................            310,967,968
                                                               ------------

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CONTINUED

                                                        Shares      Value++
                                                        ------      -----
    TAIWAN -- (12.8%)...............................
       *A.G.V. Products Corp........................   906,782   $  437,576
        Ability Enterprise Co., Ltd.................   807,076    1,216,499
       *Abocom Systems, Inc.........................       470          170
        Acbel Polytech, Inc.........................   777,599      594,945
        Accton Technology Corp...................... 1,029,000      680,472
        Ace Pillar Co., Ltd.........................    79,000      202,259
       *Action Electronics Co., Ltd.................   386,000      133,913
        Adlink Technology, Inc......................   186,000      378,801
        Advancetek Enterprise Co., Ltd..............   203,000      175,942
        Advantech Co., Ltd..........................   240,000      796,247
       *ALI Corp....................................   546,000      762,342
        Allis Electric Co., Ltd.....................   266,000      104,232
        Alpha Networks, Inc.........................   578,763      462,701
        Altek Corp..................................   690,624      958,750
        Ambassador Hotel (The)......................   597,000      990,191
       *Ampoc Far East Co., Ltd.....................   195,444      142,867
        Amtran Technology Co., Ltd.................. 1,783,011    1,585,951
       *APCB, Inc...................................   205,000      205,555
        Apex Biotechnology Corp.....................   205,380      509,886
       *Apex Medical Corp...........................    95,000      139,446
        Apex Science & Engineering Corp.............   211,960       85,975
       *Arima Communications Corp...................   665,000      323,320
       *Arima Optoelectronics Corp..................   459,195      196,127
        Asia Chemical Corp..........................   559,000      372,513
       *Asia Optical Co, Inc........................   516,000      994,694
        Asia Polymer Corp...........................   595,123    1,070,542
        Asia Vital Components Co., Ltd..............   514,958      574,718
        ASROCK, Inc.................................    75,000      285,821
        Aten International Co., Ltd.................   197,479      383,151
        Audix Corp..................................   138,000      176,305
        Aurora Corp.................................   541,499    1,006,389
        Aurora Systems Corp.........................   244,244      257,357
       *AV Tech Corp................................    88,000      301,597
        Avermedia Technologies, Inc.................   483,446      630,436
        Avision, Inc................................   383,000      278,421
        Awea Mechantronic Co., Ltd..................    84,000      103,502
       *Bank of Kaohsiung...........................   423,000      206,913
       *Basso Industry Corp., Ltd...................   147,000      129,362
        BES Engineering Corp........................ 3,195,750    1,094,333
        Biostar Microtech International Corp........   295,975      176,469
        Bright Led Electronics Corp.................   261,520      288,280
        C Sun Manufacturing, Ltd....................   255,221      237,902
        Cameo Communications, Inc...................   401,810      181,582
        Capital Securities Corp..................... 2,939,736    1,433,790
       *Career Technology (MFG) Co., Ltd............   588,000    1,244,890
       *Carnival Industrial Corp....................   656,000      232,964
        Cathay Chemical Works, Inc..................    30,000       14,667
        Cathay Real Estate Development Co., Ltd..... 1,621,000      840,504
        Central Reinsurance Co., Ltd................   826,402      512,401
        Chain Qui Development Co., Ltd..............   226,083      192,049
        Champion Building Materials Co., Ltd........   667,851      574,849
       *Chang Wah Electromaterials, Inc.............    66,000      303,719
        Charoen Pokphand Enterprises Co., Ltd.......   376,000      255,084
        Cheng Loong Corp............................ 2,054,330    1,016,721
        Cheng Uei Precision Industry Co., Ltd.......   871,720    1,753,327
        Chenming Mold Industrial Corp...............   297,437      588,101
        Chia Hsin Cement Corp....................... 1,089,670      686,200
       *Chia Hsin Food & Synthetic Fiber Co., Ltd...    97,211           --
        Chicony Electronics Co., Ltd................   917,846    1,810,662
        Chien Kuo Construction Co., Ltd.............   469,872      270,903
       *Chien Shing Stainless Steel Co., Ltd........   389,000       94,325

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CONTINUED

                                                          Shares      Value++
                                                       ---------   ----------
  TAIWAN -- (Continued)
      Chilisin Electronics Corp.                         207,535   $  201,608
      China Chemical & Pharmaceutical Co.                563,000      527,720
     *China Ecotek Corp.                                 170,000      402,848
      China Electric Manufacturing Co., Ltd.             694,900      613,831
      China General Plastics Corp.                       665,000      352,119
      China Glaze Co., Ltd.                              361,139      313,742
      China Hi-Ment Corp.                                308,348      465,470
      China Life Insurance Co., Ltd.                   2,117,851    2,480,297
     *China Man-Made Fiber Co., Ltd.                   2,399,879    1,121,705
      China Metal Products Co., Ltd.                     532,726      560,952
      China Motor Co., Ltd.                            1,420,609    1,346,901
     *China Petrochemical Development Corp.              550,000      686,363
     *China Rebar Co., Ltd.                               55,174           --
      China Steel Chemical Corp.                         412,554    2,541,560
      China Steel Structure Co., Ltd.                    291,000      306,923
      China Synthetic Rubber Corp.                     1,097,563    1,176,341
     *China United Trust & Investment Corp.              164,804           --
     *China Wire & Cable Co., Ltd.                       521,000      211,467
      Chinese Maritime Transport, Ltd.                   422,850      885,156
     *Ching Feng Home Fashions Industries Co., Ltd.      199,403       53,843
      Chin-Poon Industrial Co., Ltd.                     858,207      712,643
     *Chipbond Technology Corp.                           25,000       37,803
      Chong Hong Construction Co.                        347,580      842,302
     *Chou Chin Industrial Co., Ltd.                         825           --
     *Chroma Ate, Inc.                                   649,828    2,146,076
     *Chun Yu Works & Co., Ltd.                          469,000      158,680
      Chun Yuan Steel Industrial Co., Ltd.             1,046,536      572,889
      Chung Hsin Electric & Machinery Co., Ltd.          778,000      489,761
     *Chung Hung Steel Corp.                           1,821,134    1,086,761
     *Chung Hwa Pulp Corp.                             1,084,594      629,771
     *Chungwa Picture Tubes Co., Ltd.                  7,635,000    1,026,910
     *Chuwa Wool Industry Co., Ltd.                      105,515      148,473
      Clevo Co., Ltd.                                    713,000    1,634,287
     *CMC Magnetics Corp.                              6,634,960    1,616,277
      Collins Co., Ltd.                                  462,700      225,950
     *Compal Communications, Inc.                        640,000      547,107
     *Compeq Manufacturing Co., Ltd.                   2,261,000    1,311,906
     *Continental Holdings Corp.                       1,297,067      595,628
     *Cosmo Electronics Corp.                            214,137      216,808
     *Cosmos Bank Taiwan                                 262,740       74,100
      Coxon Precise Industrial Co., Ltd.                 214,000      437,440
      CSBC Corp. Taiwan.                                 716,000      702,504
      CTCI Corp.                                       1,030,013    1,303,607
      CviLux Corp.                                        86,450      137,202
     *CX Technology Co., Ltd.                             62,368       28,379
     *Cyberlink Corp.                                    220,025      628,719
      Cybertan Technology, Inc.                          653,779      663,006
      DA CIN Construction Co., Ltd.                      482,711      323,800
      Darfon Electronics Corp.                           444,550      567,776
     *Davicom Semiconductor, Inc.                        127,345      139,882
     *De Licacy Industries Co., Ltd.                      70,000       25,359
      Delpha Construction Co., Ltd.                      403,410      218,621
      Depo Auto Parts Industrial Co., Ltd.               136,000      342,530
     *Der Pao Construction Co., Ltd.                     476,000       13,629
      Diamond Flower Electric Instrument Co., Ltd.       203,524      206,362
      D-Link Corp.                                     1,381,665    1,318,886
      Dynamic Electronics Co., Ltd.                      460,000      306,536
     *Eastern Media International Corp.                2,366,337      574,087
      Eclat Textile Co., Ltd.                            248,146      384,169
      Edom Technology Co., Ltd.                          238,776      116,429
     *Elan Microelectronics Corp.                        835,715    1,080,040

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CONTINUED

                                                             Shares      Value++
                                                             ------      -------
TAIWAN -- (Continued)
   *E-Lead Electronic Co., Ltd.                             105,942   $  110,040
    E-LIFE MALL Corp., Ltd.                                 123,000      213,466
    Elite Advanced Laser Corp.                              143,000      464,301
    Elite Material Co., Ltd.                                534,160      551,572
   *Elite Semiconductor Memory Technology, Inc.             490,200      754,737
    Elitegroup Computer Systems Co., Ltd.                 1,605,182      558,804
   *Enlight Corp.                                            44,969        6,413
   *EnTie Commercial Bank                                   788,603      445,893
    Eternal Chemical Co., Ltd.                            1,380,804    1,660,114
   *Everest Textile Co., Ltd.                               830,562      241,239
    Everfocus Electronics Corp.                              89,000       50,055
    Evergreen International Storage & Transport Corp.     1,691,000    1,497,088
    Everlight Chemical Industrial Corp.                     655,000      653,776
    Everlight Electronics Co., Ltd.                         666,000    1,906,706
   *Everspring Industry Co., Ltd.                           255,000       81,143
   *Evertop Wire Cable Corp.                                 45,461       11,852
   *Excel Cell Electronics Co., Ltd.                        143,000       89,038
    Excelsior Medical Co., Ltd.                             149,140      503,643
    Far Eastern Department Stores Co., Ltd.                 214,000      378,851
    Far Eastern International Bank                        2,855,096    1,373,513
    Faraday Technology Corp.                                626,000      931,342
   *Farglory F T Z Investment Holding Co., Ltd.             174,000      201,573
   *Favite, Inc.                                            108,000      124,743
    Federal Corp.                                           801,623      545,202
    Feng Hsin Iron & Steel Co., Ltd.                        799,100    1,460,500
    Feng Tay Enterprise Co., Ltd.                           839,054      922,868
   *FIC Global, Inc.                                          9,551        4,020
    First Copper Technology Co., Ltd.                       703,000      350,947
    First Hotel                                             463,200      471,920
    First Insurance Co., Ltd.                               531,179      369,553
    First Steamship Co., Ltd.                               335,200      813,772
   *FLEXium Interconnect, Inc.                              251,043      584,771
    Flytech Technology Co., Ltd.                            129,937      386,127
   *Forhouse Corp.                                          981,635      921,665
   *Formosa Advanced Technologies Co., Ltd.                 302,000      388,943
   *Formosa Epitaxy, Inc.                                   633,811      726,180
    Formosa International Hotels Corp.                       49,800      928,229
   *Formosa Oilseed Processing Co., Ltd.                    256,671      137,978
    Formosan Rubber Group, Inc.                             905,000      921,004
   *Formosan Union Chemical Corp.                           494,000      320,202
   *Fortune Electric Co., Ltd.                              502,078      425,388
   *Founding Construction & Development Co., Ltd.           259,264      207,932
   *Froch Enterprise Co., Ltd.                              396,000      244,853
   *FU I Industrial Co., Ltd.                                97,900       31,475
    Fullerton Technology Co., Ltd.                          169,637      238,935
    Fwusow Industry Co., Ltd.                               482,920      279,792
    G Shank Enterprise Co., Ltd.                            382,013      294,067
    Gamma Optical Co., Ltd.                                 115,800       70,252
    Gem Terminal Industries Co., Ltd.                       302,386      207,224
   *Gemtek Technology Corp.                                 610,019      784,884
    General Plastic Industrial Co., Ltd.                    110,680      137,340
   *Genesis Photonics, Inc.                                 253,965      843,317
   *Genius Electronic Optical Co., Ltd.                      65,030      641,954
    GeoVision, Inc.                                          68,000      304,123
    Getac Technology Corp.                                  809,360      411,809
    Giant Manufacture Co., Ltd.                             660,776    2,643,485
   *Giantplus Technology Co., Ltd.                          456,900      311,273
    Giga Solution Tech Co., Ltd.                            148,000      108,847
    Giga Storage Corp.                                      513,601      835,562
    Giga-Byte Technology Co., Ltd.                        1,390,800    1,447,084
    Gintech Energy Corp.                                    661,559    1,885,218

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CONTINUED

                                                            Shares      Value++
                                                            ------      -------
TAIWAN -- (Continued)
   *Global Brands Manufacture, Ltd.                        381,710   $  239,448
    Global Mixed Mode Technology, Inc.                     151,000      620,751
    Global Unichip Corp.                                   173,000      547,891
    Globe Union Industrial Corp.                           426,944      476,372
   *Gold Circuit Electronics, Ltd.                       1,039,227      459,791
    Goldsun Development & Construction Co., Ltd.         3,036,290    1,540,180
    Good Will Instrument Co., Ltd.                         148,176      124,254
    Grand Pacific Petrochemical Corp.                    1,462,000    1,001,713
    Grape King, Inc.                                       196,000      313,762
    Great China Metal Industry Co., Ltd.                   462,000      581,716
   *Great Taipei Gas Co., Ltd.                             846,000      542,275
    Great Wall Enterprise Co. Ltd.                         831,275    1,033,839
   *Greatek Co., Ltd.                                    1,222,688    1,124,222
    Green Energy Technology, Inc.                          357,033    1,462,353
   *GTM Corp.                                              338,000      243,515
    Hannstar Board Corp.                                   481,096      291,142
   *HannStar Display Corp.                              12,203,738    2,151,867
   *HannStar Touch Solution, Inc.                        1,577,130    1,435,713
    Hanpin Co., Ltd.                                       120,800       69,078
   *Harvatek Corp.                                         292,659      327,036
    Hey Song Corp.                                       1,109,000    1,016,180
    Highwealth Construction Corp.                        1,037,871    2,307,082
   *Hiti Digital, Inc.                                     158,000      160,891
    Hitron Technologies, Inc.                              237,213      183,050
   *Ho Tung Holding Corp.                                1,124,275      791,009
   *Hocheng Corp.                                          581,700      238,136
   *Hold-Key Electric Wire & Cable Co., Ltd.               337,079      227,606
    Holiday Entertainment Co., Ltd.                         48,800       55,481
    Holtek Semiconductor, Inc.                             357,000      523,216
    Holy Stone Enterprise Co., Ltd.                        614,183      764,881
   *Hong Ho Precision Textile Co., Ltd.                     37,000       23,830
    Hong Tai Electric Industrial Co., Ltd.                 567,000      271,913
   *Hong Yi Fiber Industry Co., Ltd.                       158,320       85,943
    Honmyue Enterprise Co., Ltd.                           139,080       50,864
   *Hota Industrial Manufacturing Co., Ltd.                245,000      128,705
    Hsin Kuang Steel Co., Ltd.                             520,443      589,093
    Hsing Ta Cement Co., Ltd.                              620,000      230,676
    Hua Eng Wire & Cable Co., Ltd.                         988,565      390,845
    Huaku Development Co., Ltd.                            489,288    1,438,580
    Huang Hsiang Construction Co.                          324,800      889,304
    Hung Ching Development & Construction Co., Ltd.        449,000      276,829
    Hung Poo Construction Corp.                            490,658      589,402
    Hung Sheng Construction Co., Ltd.                    1,259,400      745,006
   *Hwa Fong Rubber Co., Ltd.                              507,670      171,241
    Ichia Technologies, Inc.                               644,000      402,249
   *I-Chiun Precision Industry Co., Ltd.                   424,313      413,884
    ICP Electronics, Inc.                                  308,000      615,479
    Infortrend Technology, Inc.                            569,163      736,754
    Inventec Appliances Corp.                              363,000      293,178
   *I-Sheng Electric Wire & Cable Co., Ltd.                199,000      306,748
   *ITE Technology, Inc.                                   371,408      548,935
   *ITEQ Corp.                                             546,299      901,219
   *Jean Co., Ltd.                                         140,000       61,557
   *Jenn Feng New Energy Co., Ltd.                         212,000      342,607
    Jess-Link Products Co., Ltd.                           288,900      595,710
   *Johnson Health Tech Co., Ltd.                          113,000      224,861
   *Jui Li Enterprise Co., Ltd.                            346,080      115,660
    K Laser Technology, Inc.                               295,693      169,891
    Kang Na Hsiung Enterprise Co., Ltd.                    305,020      202,960
   *Kao Hsing Chang Iron & Steel Corp.                     784,000      180,043
    Kaulin Manufacturing Co., Ltd.                         274,330      367,311

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CONTINUED

                                                         Shares      Value++
                                                         ------      -------
   TAIWAN -- (Continued)
       Kee Tai Properties Co., Ltd.                     880,856   $  531,532
       Kenda Rubber Industrial Co., Ltd.                934,101    1,123,929
       Kian Shen Corp.                                   69,000      133,273
       King Core Electronics, Inc.                       31,310       30,489
      *King Slide Works Co., Ltd.                        84,550      437,578
      *King Yuan Electronics Co., Ltd.                2,834,979    1,595,401
       Kingdom Construction Co., Ltd.                   889,000      702,655
      *King's Town Bank.                              1,900,701    1,229,014
       King's Town Construction Co., Ltd.               588,987      611,228
       Kinik Co.                                        190,000      468,918
      *Kinko Optical Co., Ltd.                          237,000      334,549
      *Kinpo Electronics, Inc.                        2,815,157      920,722
       Kinsus Interconnect Technology Corp.             493,000    1,722,383
      *Knowledge-Yield-Excellence Systems Corp.         511,903      422,940
      *KS Terminals, Inc.                               172,558      173,214
      *Kung Long Batteries Industrial Co., Ltd.          98,000      197,504
      *Kuoyang Construction Co., Ltd.                   717,000      568,215
      *Kwong Fong Industries Corp.                      741,200      320,458
       L&K Engineering Co., Ltd.                        294,048      360,964
      *Lan Fa Textile Co., Ltd.                         636,975      381,449
       LCY Chemical Corp.                               626,110    1,854,579
      *Lead Data Co., Ltd.                              494,858       68,263
      *Leader Electronics, Inc.                         214,801      123,608
      *Leadtek Research, Inc.                            89,961       27,447
       Leadtrend Technology Corp.                        59,699      210,803
       Lealea Enterprise Co., Ltd.                    1,222,101      712,462
       Ledtech Electronics Corp.                        187,402      161,618
       Lee Chi Enterprises Co., Ltd.                    349,000      171,458
      *Lelon Electronics Corp.                          234,000      181,872
      *Leofoo Development Co., Ltd.                     507,000      345,031
       Les Enphants Co., Ltd.                           360,683      577,309
      *Li Peng Enterprise Co., Ltd.                     967,824      504,069
       Lian Hwa Foods Corp.                             163,000      161,242
       Lien Chang Electronic Enterprise Co., Ltd.       111,000       54,621
       Lien Hwa Industrial Corp.                      1,183,783      909,150
       Lingsen Precision Industries, Ltd.               771,506      646,863
      *LITE-ON IT Corp.                                 968,326    1,051,272
      *Lite-On Semiconductor Corp.                      625,730      385,203
       Long Bon International Co., Ltd.                 797,945      313,682
       Long Chen Paper Co., Ltd.                      1,073,674      439,500
       Lotes Co., Ltd.                                   98,778      430,210
       Lucky Cement Corp.                               620,000      163,928
      *Lumax International Corp., Ltd.                  148,805      340,157
       Makalot Industrial Co., Ltd.                     258,202      634,151
       Marketech International Corp.                    259,000      180,501
       Masterlink Securities Corp.                    2,238,000    1,002,332
      *Maxtek Technology Co., Ltd.                       99,000      117,676
       Mayer Steel Pipe Corp.                           310,377      235,579
       Maywufa Co., Ltd.                                104,322       60,655
       Meiloon Co., Ltd.                                399,053      222,669
       Mercuries & Associates, Ltd.                   1,036,850      845,836
      *Mercuries Data Systems, Ltd.                     237,000      135,156
      *Merida Industry Co., Ltd.                        432,170      825,354
       Merry Electronics Co., Ltd.                      211,363      338,966
      *Microelectronics Technology, Inc.                894,527      457,095
       Micro-Star International Co., Ltd.             2,315,075    1,205,942
      *Min Aik Technology Co., Ltd.                     289,316      819,908
       Mirle Automation Corp.                           250,568      300,902
       Mitac International Corp.                      2,764,000    1,169,897
       Mobiletron Electronics Co., Ltd.                 135,000      113,351
      *Mosel Vitelic, Inc.                            1,535,644      716,585

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CONTINUED

                                                          Shares      Value++
                                                          ------      -------
   TAIWAN -- (Continued)
      *Mospec Seminconductor Corp.                       155,000   $   88,361
       Nak Sealing Technologies Corp.                    121,954      227,632
      *Namchow Chemical Industrial Co., Ltd.             473,000      662,775
      *Nankang Rubber Tire Co., Ltd.                   1,011,622    1,606,682
       Nantex Industry Co., Ltd.                         491,544      486,914
       National Petroleum Co., Ltd.                      455,824      635,418
      *New Asia Construction & Development Co., Ltd      297,618      126,933
      *Nichidenbo Corp.                                  122,000      147,865
       Nien Hsing Textile Co., Ltd.                      783,000      657,174
      *Ocean Plastics Co., Ltd.                          342,200      256,187
      *Optimax Technology Corp.                              360           44
      *Opto Tech Corp.                                 1,195,886      822,804
      *Orient Semiconductor Electronics, Ltd.            822,000      212,579
       Oriental Union Chemical Corp.                   1,095,788    1,610,724
       Orise Technology Co., Ltd.                        103,000      233,963
      *Pacific Construction Co., Ltd.                  1,054,000      183,644
      *Pan Jit International, Inc.                       662,541      853,225
      *Pan-International Industrial Corp.                771,380      981,386
      *Paragon Technologies Co., Ltd.                    153,449      272,036
       PC Home Online                                     50,997      330,031
       Phihong Technology Co., Ltd.                      427,901      828,223
      *Phytohealth Corp.                                 206,000      375,026
      *Picvue Electronics, Ltd.                           72,760           --
      *Pihsiang Machinery Mfg. Co., Ltd.                 262,534      458,834
       Plotech Co., Ltd.                                 177,000      129,221
       Polaris Securities Co., Ltd.                    4,500,762    3,242,279
       Polytronics Technology Corp.                      126,027      301,866
      *Potrans Electrical Corp.                          228,000       34,711
      *Power Quotient International Co., Ltd.            455,000      244,928
      *Powercom Co., Ltd.                                267,000      517,641
       Powertech Industrial Co., Ltd.                    140,000      230,943
      *Precision Silicon Corp.                           130,000      154,810
       President Securities Corp.                      1,722,680    1,145,640
       Prince Housing & Development Corp.              1,681,053    1,240,729
      *Procomp Informatics, Ltd.                          21,675           --
      *Prodisc Technology, Inc.                        1,707,199       15,540
       Promate Electronic Co., Ltd.                      246,000      198,223
       Promise Technology, Inc.                          238,286      194,706
      *Protop Technology Co., Ltd.                       192,000        1,408
      *Qisda Corp.                                     3,599,000    2,051,879
      *Quintain Steel Co., Ltd.                          512,750      204,915
       Radiant Opto-Electronics Corp.                    910,920    2,759,724
       Radium Life Tech Corp.                            976,168    1,239,796
       Ralec Electronic Corp.                             97,209      213,887
       Ralink Technology Corp.                            48,960      156,456
      *Realtek Semiconductor Corp.                       932,000    1,856,771
      *Rechi Precision Co., Ltd.                         430,000      337,630
      *Rexon Industrial Corp., Ltd.                      469,000      131,453
       Richtek Technology Corp.                          302,000    2,022,618
      *Ritek Corp.                                     6,474,387    1,847,282
       Roundtop Machinery Industries Co., Ltd.            22,000       17,732
       Ruentex Development Co., Ltd.                     922,000    1,537,909
      *Sainfoin Technology Corp.                         131,260           --
      *Sampo Corp.                                     1,274,327      534,557
      *San Fang Chemical Industry Co., Ltd.              332,348      422,489
      *Sanyang Industrial Co., Ltd.                    1,643,046      948,418
       Sanyo Electric Taiwan Co., Ltd.                   503,000      576,760
      *SCI Pharmtech, Inc.                                52,000      121,466
       SDI Corp.                                         274,000      345,022
       Senao International Co., Ltd.                     375,541    1,233,831
      *Sercomm Corp.                                     277,000      360,582

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CONTINUED

                                                            Shares      Value++
                                                            ------      -------
 TAIWAN -- (Continued)
     Sheng Yu Steel Co., Ltd.                              552,980   $  408,499
    *ShenMao Technology, Inc.                              136,860      245,715
    *Shih Wei Navigation Co., Ltd.                         378,598      514,664
     Shihlin Electric & Engineering Corp.                  895,000    1,126,516
    *Shihlin Paper Corp.                                   418,000      911,288
     Shin Shin Co., Ltd.                                    49,000       44,106
    *Shin Zu Shing Co., Ltd.                               276,144      672,695
    *Shining Building Business Co., Ltd.                   368,900      489,340
     Shinkong Insurance Co., Ltd.                          542,131      454,934
     Shinkong Synthetic Fibers Co., Ltd.                 3,258,784    1,511,257
    *Shuttle, Inc.                                         414,152      240,726
     Sigurd Microelectronics Corp.                         763,974      721,901
     Silicon Integrated Systems Corp.                    1,490,820      842,247
     Silitech Technology Corp.                             250,126      632,862
     Sinbon Electronics Co., Ltd.                          340,000      280,723
     Sincere Navigation Corp.                              575,786      663,176
     Sinkang Industries, Ltd.                              259,805      162,123
     Sinkong Textile Co., Ltd.                             469,542      654,322
     Sinon Corp.                                           742,510      360,401
     Sinphar Pharmaceutical Co., Ltd.                      177,184      211,645
     Sinyi Realty Co., Ltd.                                380,894      792,493
    *Sitronix Technology Corp.                             221,879      405,366
    *Siward Crystal Technology Co., Ltd.                   245,013      140,954
    *Solomon Technology Corp.                              281,138      129,302
    *Solytech Enterprise Corp.                             289,600      173,533
     Sonix Technology Co., Ltd.                            352,000      708,354
     South East Soda Manufacturing Co., Ltd.               279,250      352,509
     Southeast Cement Co., Ltd.                            899,700      401,947
     SPI Electronic Co., Ltd.                              341,175      376,674
     Spirox Corp.                                          217,000      167,186
     Springsoft, Inc.                                      450,000      531,668
     Standard Chemical & Pharmaceutical Co., Ltd.          212,684      240,479
     Standard Foods Taiwan, Ltd.                           613,703    1,986,116
    *Star Comgistic Capital Co., Ltd.                      194,785      239,371
     Stark Technology, Inc.                                226,860      209,336
     Sunonwealth Electric Machine Industry Co., Ltd.       339,487      298,057
    *Sunplus Technology Co., Ltd.                        1,163,000      762,584
    *Sunrex Technology Corp.                               612,736      604,003
    *Sunspring Metal Corp.                                 132,000      205,388
    *Super Dragon Technology Co., Ltd.                     131,000      216,700
     Supreme Electronics Co., Ltd.                         359,000      344,415
     Sweeten Construction Co., Ltd.                         66,650       42,239
     Syscom Computer Engineering Co.                        30,000       12,353
     Sysware Systex Corp.                                  261,388      385,446
     T.JOIN Transportation Co., Ltd.                       802,000      962,611
     Ta Chen Stainless Pipe Co., Ltd.                      972,776      695,226
    *Ta Chong Bank, Ltd.                                 3,783,769    1,523,063
     Ta Ya Electric Wire & Cable Co., Ltd.               1,047,858      327,316
     Ta Yih Industrial Co., Ltd.                           194,000      452,762
     Tah Hsin Industrial Corp.                             447,000      430,411
    *Tai Roun Products Co., Ltd.                           168,000       80,977
     TA-I Technology Co., Ltd.                             288,308      319,165
    *Taichung Commercial Bank                            2,929,663    1,229,284
     Tainan Enterprises Co., Ltd.                          263,370      388,604
     Tainan Spinning Co., Ltd.                           2,529,600    1,699,893
     Taisun Enterprise Co., Ltd.                           563,680      359,919
    *Taita Chemical Co., Ltd.                              452,170      264,691
     Taiwan Acceptance Corp.                               229,480      502,234
    *Taiwan Business Bank                                3,532,880    1,438,127
     Taiwan Cogeneration Corp.                             731,800      508,815
     Taiwan Fire & Marine Insurance Co., Ltd.              614,338      572,653

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CONTINUED

                                                          Shares      Value++
                                                          ------      -------
   TAIWAN -- (Continued)
      *Taiwan Flourescent Lamp Co., Ltd.                 176,000   $   18,314
       Taiwan Fu Hsing Industrial Co., Ltd.               83,000       65,861
       Taiwan Hon Chuan Enterprise Co., Ltd.             399,057    1,168,528
      *Taiwan Kolin Co., Ltd.                          1,356,000           --
      *Taiwan Land Development Corp.                     726,366      382,083
       Taiwan Life Insurance Co., Ltd.                   827,840      833,755
       Taiwan Line Tek Electronic Co., Ltd.               92,214      105,241
       Taiwan Mask Corp.                                 503,412      214,674
      *Taiwan Navigation Co., Ltd.                       557,777      637,795
       Taiwan Paiho Co., Ltd.                            549,165      684,512
      *Taiwan Pulp & Paper Corp.                         715,000      431,096
       Taiwan Sakura Corp.                               485,905      389,360
       Taiwan Secom Co., Ltd.                            710,332    1,364,390
       Taiwan Sogo Shinkong Security Co., Ltd.           538,278      471,984
       Taiwan Styrene Monomer Corp.                    1,194,303      593,859
       Taiwan Tea Corp.                                1,387,897      872,407
       Taiyen Biotech Co., Ltd.                          438,000      391,416
      *Tatung Co., Ltd.                                2,950,455    1,481,044
      *Teapo Electronic Corp.                            145,625       41,561
       Teco Electric & Machinery Co., Ltd.             4,101,000    2,905,507
      *Tecom, Ltd.                                       447,114      117,081
       Ten Ren Tea Co., Ltd.                             123,980      250,211
      *Test Research, Inc.                               281,450      551,553
       Test-Rite International Co., Ltd.                 794,438      636,061
      *Thinking Electronic Industrial Co., Ltd.          184,204      298,884
      *Thye Ming Industrial Co., Ltd.                    280,360      382,317
       Ton Yi Industrial Corp.                         2,487,280    1,505,819
       Tong Hsing Electronic Industries, Ltd.            190,784      815,287
       Tong Yang Industry Co., Ltd.                      698,384    1,006,785
       Tong-Tai Machine & Tool Co., Ltd.                 333,000      565,476
       Topco Scientific Co., Ltd.                        285,100      425,292
      *Topoint Technology Co., Ltd.                      220,000      222,634
       Transcend Information, Inc.                       426,651    1,255,504
       Tsann Kuen Enterprise Co., Ltd.                   208,686      461,497
       TSRC Corp.                                        750,000    2,243,083
       TTET Union Corp.                                  264,000      488,781
      *Tung Ho Spinning, Weaving & Dyeing Co., Ltd.      335,000      170,262
       Tung Ho Steel Enterprise Corp.                  1,643,000    1,945,489
      *Twinhead International Corp.                          500           84
       TXC Corp.                                         633,386    1,245,288
       TYC Brother Industrial Co., Ltd.                  557,601      334,575
      *Tycoons Group Enterprise Co., Ltd.                736,182      227,902
      *Tyntek Corp.                                      677,621      499,340
       Tze Shin International Co., Ltd.                  339,444      151,964
      *Union Bank of Taiwan                            2,348,593      883,431
      *Union Insurance Co., Ltd.                          93,129       57,397
       Unitech Electronics Co., Ltd.                     250,804      144,500
      *Unitech Printed Circuit Board Corp.               869,303      585,835
       United Integration Service Co., Ltd.              446,439      682,255
       Unity Opto Technology Co., Ltd.                   528,468      882,826
       Universal Cement Corp.                            944,191      624,806
      *Universal Microelectronics Co., Ltd.              180,000      104,011
       Universal, Inc.                                   130,490      107,304
       UPC Technology Corp.                            1,391,334    1,180,729
       USI Corp.                                       1,347,360    1,806,531
      *U-Tech Media Corp.                                 79,000       24,704
       Ve Wong Corp.                                     356,696      290,262
      *Veutron Corp.                                      51,628        9,880
      *Via Technologies, Inc.                          1,092,000    1,064,209
       Visual Photonics Epitacy Co., Ltd.                318,688      828,007
       Wah Lee Industrial Corp.                          354,000      711,766

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CONTINUED

                                                             Shares        Value++
                                                             ------        -------
TAIWAN -- (Continued)
   *Walsin Technology Corp., Ltd.                         1,100,544   $    675,443
    Walton Advanced Engineering, Inc.                       515,197        257,702
    Wan Hwa Enterprise Co., Ltd.                            508,303        286,892
    Waterland Financial Holdings Co., Ltd.                4,859,142      2,316,834
   *Wei Chih Steel Industrial Co., Ltd.                     433,000        153,473
    Wei Chuan Food Corp.                                    821,000        962,875
    Weikeng Industrial Co., Ltd.                            442,000        430,979
   *Well Shin Technology Co., Ltd.                          100,000        175,972
    Wellypower Optronics Corp.                              289,000        334,393
   *Weltrend Semiconductor, Inc.                            506,833        375,260
   *Winbond Electronics Corp.                             6,989,138      2,210,978
    Wistron NeWeb Corp.                                     421,812      1,623,994
    WPG Holdings, Ltd.                                      105,341        195,132
    WT Microelectronics Co., Ltd.                           470,000        827,390
   *WUS Printed Circuit Co., Ltd.                           751,000        472,564
    Yageo Corp.                                           4,968,000      2,697,466
   *Yem Chio Co., Ltd.                                      455,884        465,822
    Yeung Cyang Industrial Co., Ltd.                        642,171        532,016
   *Yi Jinn Industrial Co., Ltd.                            417,639        173,346
    Yieh Phui Enterprise Co., Ltd.                        2,612,996      1,024,499
    Young Fast Optoelectronics Co., Ltd.                    210,000      1,440,254
    Young Optics, Inc.                                       81,111        437,322
    Yuen Foong Yu Paper Manufacturing Co., Ltd.           2,967,697      1,380,169
    Yuen Jen Enterprises Co., Ltd.                            5,875          4,654
   *Yulon Nissan Motor Co., Ltd.                            157,000        647,057
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.        258,869        422,109
    Yung Tay Engineering Co., Ltd.                          729,000      1,362,886
   *YungShin Global Holding Corp.                           406,300        709,360
    Zenitron Corp.                                          347,000        264,945
    Zig Sheng Industrial Co., Ltd.                          821,905        548,364
   *Zinwell Corp.                                           650,586      1,139,884
    Zippy Technology Corp.                                  242,948        216,487
   *Zyxel Communication Corp.                               974,430        873,171
                                                                      ------------
TOTAL TAIWAN                                                           305,365,539
                                                                      ------------

THAILAND -- (3.1%)
   *A.J. PCL (Foreign)                                      381,188        306,483
    Aeon Thana Sinsap (Thailand) PCL (Foreign)              142,500        168,279
   *Airports of Thailand PCL (Foreign)                      759,700        941,672
    Amata Corp. PCL (Foreign)                             1,818,700        962,662
   *Apex Development PCL (Foreign)                            3,536          2,551
    Asia Plus Securities PCL (Foreign)                    1,885,800        179,419
    Asian Property Development PCL (Foreign) NVDR         2,679,300        565,480
    Bangchak Petroleum PCL (Foreign)                      1,350,400        972,650
    Bangkok Aviation Fuel Services PCL (Foreign)            854,917        309,317
    Bangkok Chain Hospital PCL (Foreign)                  2,918,125        723,421
    Bangkok Dusit Medical Services PCL (Foreign)          1,630,600      2,854,233
    Bangkok Expressway PCL (Foreign)                      1,170,400        701,848
    Bangkok First Investment & Trust PCL (Foreign)          211,400         44,263
    Bangkok Insurance PCL (Foreign)                         127,101      1,068,755
   *Bangkok Land PCL (Foreign) NVDR                      21,859,870        556,566
   *Bangkok Life Assurance, Ltd. PCL (Foreign) NVDR         913,400      1,093,938
   *Bangkok Metro PCL (Foreign)                           6,221,100        158,393
   *Bangkok Rubber PCL (Foreign)                             14,600          1,213
    Big C Supercenter PCL (Foreign)                         117,800        341,363
    Bumrungrad Hospital PCL (Foreign)                       657,200        853,149
    Cal-Comp Electronics (Thailand) PCL (Foreign)         3,894,500        438,376
   *Central Paper Industry PCL (Foreign)                         20          1,407
    Central Plaza Hotel PCL (Foreign)                     1,271,800        257,768
    CH Karnchang PCL (Foreign)                            2,699,300        777,688
   *Charoong Thai Wire & Cable PCL (Foreign)                452,700        162,274

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           Shares      Value++
                                                                           ------      -------
THAILAND -- (Continued)
   *Country Group Securities PCL (Foreign)                                590,078   $   18,582
    Delta Electronics (Thailand) PCL (Foreign)                          1,104,400      971,206
    Diamond Building Products PCL (Foreign)                               323,200       63,341
    Dynasty Ceramic PCL (Foreign)                                         777,200    1,366,935
    Eastern Water Resources Development & Management PCL (Foreign)      2,199,400      460,511
    Electricity Generating PCL (Foreign)                                   29,300       95,704
    Electricity Generating PCL (Foreign) NVDR                              90,200      286,313
   *Erawan Group PCL (Foreign)                                          4,046,270      347,017
   *Esso Thailand PCL (Foreign)                                         3,478,900    1,258,697
   *G J Steel PCL (Foreign)                                            37,970,500      305,290
   *G Steel PCL (Foreign)                                              21,477,500      510,855
    GFPT PCL(Foreign)                                                   1,185,000      436,683
    GMM Grammy PCL (Foreign)                                              928,000      478,767
    Hana Microelectronics PCL (Foreign)                                 1,281,796    1,060,649
    Hermraj Land & Development PCL (Foreign)                            8,354,500      649,328
    Home Product Center PCL (Foreign)                                   8,685,624    2,502,391
    ICC International PCL (Foreign)                                       204,600      281,025
    Indorama Polymers PCL (Foreign)                                       833,100      171,644
   *Italian-Thai Development PCL (Foreign) NVDR                         6,545,530      969,221
   *ITV PCL (Foreign)                                                   2,785,600       97,986
    Jasmine International PCL (Foreign)                                 8,210,900    1,056,277
   *Kang Yong Electric PCL (Foreign)                                       31,800      237,568
    KGI Securities Thailand PLC (Foreign)                               2,019,800      174,576
    Khon Kaen Sugar Industry PCL (Foreign)                              1,119,800      510,194
    Kiatnakin Bank PCL (Foreign) NVDR                                     764,800      845,508
    Kim Eng Securities Thailand PCL (Foreign)                             589,000      295,980
   *Krungthai Card PCL (Foreign)                                          425,800      266,749
    Laguna Resorts & Hotels PCL (Foreign)                                  80,500      209,678
    Lanna Resources PCL (Foreign)                                         548,800      487,209
    Loxley PCL (Foreign)                                                3,228,020      302,796
    LPN Development PCL (Foreign)                                       1,475,000      528,727
    Major Cineplex Group PCL (Foreign)                                  1,494,300      765,923
    MBK PCL (Foreign)                                                     330,900    1,083,600
    MCOT PCL (Foreign)                                                  1,092,200    1,125,131
    MCS Steel PCL                                                         439,900      181,265
   *Minor International PCL (Foreign)                                   2,783,903    1,175,115
    Muang Thai Insurance PCL (Foreign)                                     19,588       49,872
    Muramoto Electronic (Thailand) PCL (Foreign)                           14,000      112,094
    Padaeng Industry PCL (Foreign) NVDR                                   504,700      390,572
    Patum Rice Mill & Granary PCL (Foreign)                                 5,500       13,727
    Polyplex PCL (Foreign)                                              1,057,800      825,686
    Precious Shipping PCL (Foreign)                                     1,223,900      762,631
    Preuksa Real Estate PCL (Foreign)                                   2,484,000    1,697,608
    Property Perfect PCL (Foreign)                                      1,745,800      290,089
    Quality Houses PCL (Foreign)                                       11,876,300      931,006
    Ratchaburi Electricity Generating Holding PCL (Foreign)               268,400      359,665
   *Regional Container Lines PCL (Foreign)                              1,112,300      406,166
    Robinson Department Store PCL (Foreign)                             1,875,025    1,790,225
    Rojana Industrial Park PCL (Foreign)                                1,122,800      451,377
    Saha Pathana Inter-Holding PCL (Foreign)                              350,000      234,506
   *Saha-Union PCL (Foreign)                                              538,400      635,799
   *Sahaviriya Steel Industries PCL (Foreign)                          28,294,200    1,279,637
    Samart Corporation PCL (Foreign)                                    1,676,200      536,272
    Samart I-Mobile PCL (Foreign)                                       8,442,100      559,978
    Samart Telcoms PCL (Foreign)                                          586,600      265,296
   *Sansiri PCL (Foreign)                                               2,621,166      531,258
   *SC Asset Corp. PCL (Foreign)                                        1,160,200      454,752
    SE-Education PCL (Foreign)                                            138,900       47,929
    Serm Suk PCL (Foreign)                                                 10,000       15,159
    Serm Suk PCL (Foreign) NVDR                                            59,900       90,803
   *Shinawatra Satellite PCL (Foreign)                                  1,383,800      345,370

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                               Shares       Value++
                                                               ------       -------
THAILAND -- (Continued)
    Siam City Cement PCL (Foreign) (6363194)                   82,600   $   600,476
    Siam City Cement PCL (Foreign) (6806387)                  119,100       865,819
    Siam Future Development PCL (Foreign)                     440,000       100,972
    Siam Makro PCL (Foreign)                                  355,600     1,971,585
    Siamgas & Petrochemicals PCL (Foreign)                    868,100       546,743
    Sino-Thai Engineering & Construction PCL (Foreign)      1,126,000       516,791
    SNC Former PCL (Foreign)                                   97,700        70,370
    Somboon Advance Technology PCL (Foreign) (B05N984)         15,850        11,045
   *Somboon Advance Technology PCL (Foreign) (B05PZJ3)        299,000       208,348
   *Sri Trang Agro Industry PCL (Foreign)                   1,854,990     1,941,991
    STP & I PCL (Foreign)                                     339,935       307,479
    Supalai PCL (Foreign)                                   2,640,533     1,061,521
   *SVI PCL (Foreign)                                       1,712,400       258,151
   *Tata Steel (Thailand) PCL (Foreign)                     9,617,100       476,828
    Thai Carbon Black PCL (Foreign)                           146,200       137,139
    Thai Plastic & Chemicals PCL (Foreign)                  1,357,900     1,262,369
    Thai Reinsurance PCL (Foreign)                          1,484,700       308,380
    Thai Stanley Electric (Thailand) PCL (Foreign)            127,600       679,678
    Thai Tap Water Supply PCL (Foreign)                     4,930,200       990,995
    Thai Union Frozen Products PCL (Foreign)                1,298,325     2,011,643
    Thai Vegetable Oil PCL (Foreign)                        1,087,875     1,020,452
    Thai Wacoal PCL (Foreign)                                  78,000       121,508
    Thanachart Capital PCL (Foreign)                        2,034,100     2,078,394
    Thoresen Thai Agencies PCL (Foreign)                      910,300       680,057
    Ticon Industrial Connection PCL (Foreign)               1,026,600       474,609
   *Tipco Asphalt PCL (Foreign)                               306,190       566,734
   *Tipco Foods (Thailand) PCL (Foreign)                      274,782        35,717
    Tisco Financial Group PCL (Foreign)                       939,700     1,188,398
    TPI Polene PCL (Foreign)                                2,247,360       948,634
    *True Corp. PCL (Foreign)                               8,379,300     1,417,604
    *Tycoons Worldwide Group PCL (Foreign)                    804,700       208,925
    Univanich Palm Oil PCL (Foreign)                           30,000        78,392
    Univentures PCL (Foreign)                               1,801,100       173,774
    Vanachai Group PCL (Foreign)                            2,463,066       433,203
    Vinythai PCL (Foreign)                                  2,273,034     1,347,829
                                                                        -----------
TOTAL THAILAND                                                           74,201,639
                                                                        -----------

TURKEY -- (2.7%)
    Adana Cimento Sanayii Ticaret A.S. Class A                154,380       577,634
    Adana Cimento Sanayii Ticaret A.S. Class C                293,711       189,148
   *Advansa Sasa Polyester Sanayi A.S.                        405,521       614,169
    Afyon Cimento Sanayi T.A.S.                                 1,584       182,092
    Akcansa Cimento Sanayi ve Ticaret A.S.                    259,502     1,341,886
   *Akenerji Elektrik Uretim A.S.                             461,244     1,163,266
    Aksa Akrilik Kimya Sanayii A.S.                           193,439       529,901
    Aksigorta A.S.                                            461,542       605,955
   *Aktas Elektrik Ticaret A.S.                                   370        36,489
    Alarko Holding A.S.                                       182,548       450,352
   *Albaraka Turk Katilim Bankasi A.S.                        460,235       774,663
   *Alcatel-Lucent Teletas Telekomunikasyon A.S.               60,001       166,500
   *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.      110,344     1,369,301
    Anadolu Anonim Turk Sigorta Sirketi A.S.                  614,995       542,991
   *Anadolu Cam Sanayii A.S.                                  472,758     1,146,847
    Anadolu Hayat Sigorta A.S.                                 84,165       309,930
    Arcelik A.S.                                                  103           585
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                 132,362       782,343
    Aydiner Enerji A.S.                                       133,075       282,771
    Aygaz A.S.                                                252,794     1,878,505
   *Bagfas Bandirma Gubre Fabrikalari A.S.                      7,343       908,290
   *Banvit Bandirma Vitaminli Yem Sanayii A.S.                158,502       518,140
    Bati Anabolu Cimento A.S.                                 121,694       664,914

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      Shares      Value++
                                                                                      ------      -----
TURKEY -- (Continued)
   *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.                                21,712   $  148,556
    Bolu Cimento Sanayii A.S.                                                        239,226      299,041
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                                    29,797      463,757
   *Bosch Fren Sistemleri Sanayi ve Ticaret A.S.                                         989      138,235
   *Boyner Buyuk Magazacilik A.S.                                                    189,233      525,637
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                                   1,430      183,500
    Bursa Cimento Fabrikasi A.S.                                                     173,040      577,956
    Celebi Hava Servisi A.S.                                                          36,194      678,928
    Cimsa Cimento Sanayi ve Ticaret A.S.                                             219,659    1,481,408
   *Deva Holding A.S.                                                                199,718      409,876
   *Dogan Gazetecilik A.S.                                                           114,947      242,782
   *Dogan Yayin Holding A.S.                                                         947,406    1,125,684
   *Dogus Otomotiv Servis ve Ticaret A.S.                                            490,086    1,934,207
   *Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.                                       66,624       97,490
   *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.                                  49,380      108,531
   *Eczacibasi Yatirim Holding Ortakligi A.S.                                         77,604      357,794
   *EGE Seramik Sanayi ve Ticaret A.S.                                               211,699      422,762
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.       865,147    1,478,967
    Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.                              11,000      742,484
    Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.                                2,569      646,606
    Gentas Genel Metal Sanayi ve Ticaret A.S.                                        134,498      231,784
   *Global Yatirim Holding A.S.                                                      494,766      442,976
   *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.                                  49,862       33,108
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                              10,992      637,380
   *Goodyear Lastikleri T.A.S.                                                        22,693      811,036
   *GSD Holding A.S.                                                                 474,404      352,732
   *Gubre Fabrikalari Ticaret A.S.                                                    68,251      760,033
   *Gunes Sigorta A.S.                                                               143,245      244,721
    Haci Omer Sabanci Holding A.S.                                                        --            2
    Hektas Ticaret T.A.S.                                                             16,327       22,171
    Hurriyet Gazetecilik ve Matbaacilik A.S.                                         528,208      687,816
   *Ihlas EV Aletleri A.S.                                                           305,120      335,074
   *Ihlas Holding A.S.                                                             1,052,006    1,276,407
   *Ipek Matbacilik Sanayi Ve Ticaret A.S.                                            82,288      248,592
    Is Yatirim Menkul Degerler A.S.                                                  163,786      268,448
   *Isiklar Yatirim Holding A.S.                                                     279,184      196,067
   *Ittifak Holding A.S.                                                              29,129      188,880
   *Izmir Demir Celik Sanayi A.S.                                                    144,976      547,359
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.                              837,370      688,388
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B                      242,431      223,062
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D                    1,682,011    1,016,225
   *Karsan Otomotiv Sanayii Ve Ticaret A.S.                                          127,715      188,921
    Kartonsan Karton Sanayi ve Ticaret A.S.                                            3,981      597,344
   *Kerevitas Gida Sanayii ve Ticaret A.S..                                            2,938      163,607
    Konya Cimento Sanayii A.S.                                                         4,921    1,035,673
   *Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.              156,178      493,295
   *Koza Anadolu Metal Madencilik Isletmeleri A.S.                                   193,123      687,942
    Mardin Cimento Sanayii ve Ticaret A.S.                                           201,608    1,067,110
   *Marti Otel Isletmeleri A.S.                                                      201,327      174,651
   *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.                                   94,425      107,978
   *Mudurnu Tavukculuk A.S.                                                            1,740          515
   *Nergis Holding A.S.                                                                1,784        4,340
   *Net Holding A.S.                                                                 454,560      456,705
   *Net Turizm Ticaret ve Sanayi A.S.                                                385,378      308,925
    Nortel Networks Netas Telekomuenikasyon A.S.                                      13,916    1,358,922
   *Nuh Cimento Sanayi A.S.                                                           60,421      576,552
    Otokar Otomotive Ve Savunma Sanayi A.S.                                           39,067      742,593
   *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.                           250,375      723,224
   *Petkim Petrokimya Holding A.S.                                                   971,775    1,688,216
    Pinar Entegre Et ve Un Sanayi A.S.                                                49,996      270,664
    Pinar SUT Mamulleri Sanayii A.S.                                                 119,566    1,288,211

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                        Shares          Value++
                                                                        ------          -----
TURKEY -- (Continued)
   *Raks Elektronik Sanayi ve Ticaret A.S.                               2,730   $        1,418
   *Reysas Tasimacilik ve Lojistik Ticaret A.S.                        187,990          244,779
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                126,057          421,158
    Sekerbank T.A.S.                                                   740,674          857,656
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                          424,122          729,577
   *Soda Sanayii A.S.                                                  130,510          226,909
   *TAT Konserve Sanayii A.S.                                          185,073          473,078
   *TAV Havalimanlari Holding A.S.                                     310,085        1,562,251
    Tekfen Holding A.S.                                                352,699        1,513,144
   *Tekstil Bankasi A.S.                                               245,596          174,412
    Tofas Turk Otomobil Fabrikasi A.S.                                  61,259          352,192
   *Trabzonspor Sportif Yatirim ve T.A.S.                               15,517          205,848
   *Trakya Cam Sanayii A.S.                                            688,736        1,684,107
    Turcas Petrol A.S.                                                 259,599          734,202
    Turk Ekonomi Bankasi A.S.                                          583,643          835,904
    Turk Traktor ve Ziraat Makineleri A.S.                              35,080          808,673
    Turkiye Sinai Kalkinma Bankasi A.S.                                947,390        1,816,464
   *Turkiye Sise ve Cam Fabrikalari A.S.                                    --                1
    Ulker Biskuvi Sanayi A.S.                                          225,558          901,733
   *Uzel Makina Sanayii A.S.                                           172,635           88,531
   *Vakif Finansal Kiralama A.S.                                             1                4
    Vestel Beyaz Esya Sanayi ve Ticaret A.S.                           138,657          295,323
   *Vestel Elektronik Sanayi ve Ticaret A.S.                           227,718          406,751
    Yapi Kredi Sigorta A.S.                                            102,412        1,288,147
   *Zorlu Enerji Elektrik Uretim A.S.                                  222,195          395,617
                                                                                 --------------
TOTAL TURKEY                                                                         64,266,401
                                                                                 --------------
TOTAL COMMON STOCKS                                                               2,118,246,175
                                                                                 --------------
PREFERRED STOCKS -- (2.6%)
BRAZIL -- (2.6%)
    AES Tiete SA                                                        97,828        1,613,677
    Alpargatas SA                                                      486,000        3,521,739
    Banco Alfa de Investimento SA                                        3,200           13,374
    Banco Cruzeiro do Sul SA                                            31,000          283,556
    Banco do Estado do Rio Grande do Sul SA                            322,347        3,831,610
    Banco Mercantil do Brasil SA                                         6,500           48,713
    Bardella SA Industrias Mecanicas                                     1,100          105,581
   #Braskem SA Preferred A Sponsored ADR                               259,214        7,732,354
    Centrais Electricas de Santa Catarina SA                            60,300        1,620,955
    Cia de Ferro Ligas da Bahia-Ferbasa                                 92,500          722,620
    Cia de Tecidos Norte de Minas - Coteminas SA                       162,342          483,972
    Cia de Transmissao de Energia Electrica Paulista SA Series A         6,800          219,448
    Cia Energetica do Ceara SA Series A                                 76,300        1,653,846
    Cia Paranaense de Energia-Copel SA Series B                         12,695          344,327
    Confab Industrial SA                                               606,722        1,681,481
    Contax Participacoes SA                                             88,600        1,311,654
   *Eletropaulo Metropolitana Eletricidade de Sao Paulo SA             368,000        8,980,117
    Empressa Metropolitanade Aguas e Energia SA                         24,000          123,722
    Energisa SA                                                        138,800          165,427
    Forjas Taurus SA                                                   217,298          564,931
    Fras-Le SA                                                          30,300           66,833
    Gerdau SA                                                               --                2
   *Gol Linhas Aereas Inteligentes SA                                   91,900        1,276,973
   *Industria de Bebidas Antarctica Polar SA                            23,000           38,377
   *Inepar SA Industria e Construcoes                                  176,668          569,353
    Klabin SA                                                        1,412,700        5,468,690
    Mangels Industrial SA                                               14,600           86,123
    Marcopolo SA                                                       671,600        2,979,766
    Randon e Participacoes SA                                          319,500        2,392,391
    Saraiva SA Livreiros Editores                                       54,100        1,332,555
    Schulz SA                                                            9,000           50,858

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                                  Shares
                                                                                                                  ------
BRAZIL -- (Continued)
   *Sharp SA Equipamentos Eletronicos                                                                         30,200,000
   *Suzano Papel e Celullose SA                                                                                  488,293
    TAM SA                                                                                                       135,800
    Ultrapar Participacoes SA                                                                                    267,380
   *Unipar Participacoes SA Class B                                                                            1,321,579
    Whirlpool SA                                                                                                 301,516

TOTAL BRAZIL


INDIA -- (0.0%)
   *Ispat Industries, Ltd.                                                                                       620,622


MALAYSIA -- (0.0%)
   *Malayan United Industries Berhad Series A2                                                                   176,957


PHILIPPINES -- (0.0%)
   *Swift Foods, Inc.                                                                                            186,744

TOTAL PREFERRED STOCKS

RIGHTS/WARRANTS -- (0.1%)
BRAZIL -- (0.0%)
   *Cia de Transmissao de Energia Electrica Paulista SA Series A Rights 05/26/11                                      68


CHINA -- (0.0%)
  #*Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12                                                            300,529


POLAND -- (0.0%)
    *Boryszew SA Rights                                                                                        1,732,398


TAIWAN -- (0.0%)
   *China Life Insurance Co., Ltd. Rights 05/12/11                                                               278,891
   *Unitech Printed Circuit Board Corp. Rights 06/13/11                                                          143,067

TOTAL TAIWAN


THAILAND -- (0.1%)
   *Tipco Asphalt PCL (Foreign) Warrants 04/17/14                                                                 30,619
   *True Corp. PCL (Foreign) Rights 06/03/11                                                                   7,248,094

TOTAL THAILAND


TURKEY -- (0.0%)
   *Net Holding A.S. Rights 05/02/11                                                                             454,560

TOTAL RIGHTS/WARRANTS


                                                                                                                 Shares/
                                                                                                                    Face
                                                                                                                  Amount
                                                                                                                 -------
                                                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@DFA Short Term Investment Fund                                                                           206,164,900
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralizedby $48,926,610 FNMA
   2.063%(r), 06/01/35, valued at $1,840,727)## to berepurchased at $1,804,640                                    $1,805


TOTAL SECURITIES LENDING COLLATERAL

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,670,482,090)

                                                                                                                     Value+
                                                                                                                     -----
BRAZIL -- (Continued)
   *Sharp SA Equipamentos Eletronicos                                                                        $          384
   *Suzano Papel e Celullose SA                                                                                   4,804,714
    TAM SA                                                                                                        2,763,131
    Ultrapar Participacoes SA                                                                                     4,673,881
   *Unipar Participacoes SA Class B                                                                                 378,026
    Whirlpool SA                                                                                                    728,300
                                                                                                             --------------
TOTAL BRAZIL                                                                                                     62,633,461
                                                                                                             --------------

INDIA -- (0.0%)
   *Ispat Industries, Ltd.                                                                                          114,700
                                                                                                             --------------

MALAYSIA -- (0.0%)
   *Malayan United Industries Berhad Series A2                                                                       10,455
                                                                                                             --------------

PHILIPPINES -- (0.0%)
   *Swift Foods, Inc.                                                                                                   174
                                                                                                             --------------
TOTAL PREFERRED STOCKS                                                                                           62,758,790
                                                                                                             --------------
RIGHTS/WARRANTS -- (0.1%)
BRAZIL -- (0.0%)
   *Cia de Transmissao de Energia Electrica Paulista SA Series A Rights 05/26/11                                         56
                                                                                                             --------------

CHINA -- (0.0%)
  #*Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12                                                                    --
                                                                                                             --------------

POLAND -- (0.0%)
    *Boryszew SA Rights                                                                                             639,526
                                                                                                             --------------

TAIWAN -- (0.0%)
   *China Life Insurance Co., Ltd. Rights 05/12/11                                                                   82,289
   *Unitech Printed Circuit Board Corp. Rights 06/13/11                                                              21,231
                                                                                                             --------------
TOTAL TAIWAN                                                                                                        103,520
                                                                                                             --------------

THAILAND -- (0.1%)
   *Tipco Asphalt PCL (Foreign) Warrants 04/17/14                                                                        --
   *True Corp. PCL (Foreign) Rights 06/03/11                                                                        740,593
                                                                                                             --------------
TOTAL THAILAND                                                                                                      740,593
                                                                                                             --------------

TURKEY -- (0.0%)
   *Net Holding A.S. Rights 05/02/11                                                                                113,565
                                                                                                             --------------
TOTAL RIGHTS/WARRANTS                                                                                             1,597,260
                                                                                                             --------------



                                                                                                                     Value+
                                                                                                                     ------

SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@DFA Short Term Investment Fund                                                                              206,164,900
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralizedby $48,926,610 FNMA
   2.063%(r), 06/01/35, valued at $1,840,727)## to berepurchased at $1,804,640                                    1,804,634
                                                                                                             --------------

TOTAL SECURITIES LENDING COLLATERAL                                                                             207,969,534
                                                                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,670,482,090)                                                                                       $2,390,571,759
                                                                                                             ==============

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                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                         Shares        Value+
                                                         ------        -----
  COMMON STOCKS -- (96.4%)
  Consumer Discretionary -- (17.5%)
     *1-800-FLOWERS.COM, Inc.                             4,071   $    13,638
     #Aaron's, Inc.                                         128         3,685
     *AC Moore Arts & Crafts, Inc.                       29,088        79,119
      Acme United Corp.                                   1,030         9,682
     *AH Belo Corp.                                       2,331        19,394
      Aldila, Inc.                                        2,281         9,808
     #American Greetings Corp. Class A                   62,335     1,533,441
     *America's Car-Mart, Inc.                            2,670        65,362
     *Arctic Cat, Inc.                                   21,666       363,772
     *Ascent Media Corp.                                  3,617       173,725
     *Audiovox Corp. Class A                             26,868       198,286
    #*AutoNation, Inc.                                   58,733     1,991,636
     *Ballantyne Strong, Inc.                             1,196         8,073
     #Barnes & Noble, Inc.                               39,682       436,105
     *Bassett Furniture Industries, Inc.                  1,236        11,087
     *Beasley Broadcast Group, Inc.                       9,471        63,835
    #*Beazer Homes USA, Inc.                             50,253       234,179
      bebe stores, Inc.                                  27,865       187,253
     *Benihana, Inc.                                      3,200        28,320
     *Benihana, Inc. Class A                              2,072        18,337
     *Biglari Holdings, Inc.                              1,967       860,051
     *Bluegreen Corp.                                    13,073        50,854
      Blyth, Inc.                                         5,078       239,377
      Bob Evans Farms, Inc.                              52,387     1,642,856
     #Books-A-Million, Inc.                              20,187        93,264
    #*Boyd Gaming Corp.                                  27,300       244,062
     *Brookfield Residential Properties, Inc.            28,134       347,455
     #Brown Shoe Co., Inc.                               53,916       682,037
     *Build-A-Bear-Workshop, Inc.                        30,090       184,452
    #*Cabela's, Inc.                                    109,175     2,788,330
     *Cache, Inc.                                        17,998       103,309
     #Callaway Golf Co.                                 112,370       795,580
     *Cambium Learning Group, Inc.                       37,138       127,755
     *Canterbury Park Holding Corp.                       2,755        35,787
      Carnival Corp.                                    489,649    18,640,937
     *Carriage Services, Inc.                            19,056       121,958
    #*Cavco Industries, Inc.                              5,860       272,373
      CBS Corp. Class A                                  29,591       750,132
      CBS Corp. Class B                                 955,791    24,105,049
     *Charming Shoppes, Inc.                            112,182       508,184
      Chico's FAS, Inc.                                  36,233       530,089
      Christopher & Banks Corp.                          62,531       384,566
      Churchill Downs, Inc.                               3,871       161,459
      Cinemark Holdings, Inc.                            14,500       294,785
     *Clear Channel Outdoor Holdings, Inc. Class A       15,638       215,179
     *Coast Distribution System, Inc.                       547         2,122
    #*Collective Brands, Inc.                            59,190     1,242,990
      Comcast Corp. Class A                           3,570,978    93,702,463
      Comcast Corp. Special Class A                   1,432,185    35,160,142
    #*Conn's, Inc.                                          229         1,500
     *Core-Mark Holding Co., Inc.                        24,059       806,217
    #*Corinthian Colleges, Inc.                          23,500       104,575
      CSS Industries, Inc.                               12,410       239,265
     *Culp, Inc.                                         10,136       102,171
     *Cybex International, Inc.                          29,263        31,311
     *dELiA*s, Inc.                                      22,143        39,193
     *Delta Apparel, Inc.                                 7,832       138,548
      Destination Maternity Corp.                        22,450       524,657

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CONTINUED

                                                      Shares       Value+
                                                      ------       -----
       Consumer Discretionary -- (Continued)
          #Dillard's, Inc. Class A                   120,300   $5,776,806
         #*DineEquity, Inc.                           24,362    1,217,369
          *Discovery Communications, Inc. Class A     12,823      567,546
          *Discovery Communications, Inc. Class B      3,937      172,086
          *Discovery Communications, Inc. Class C     45,424    1,792,431
          *Dixie Group, Inc.                          11,800       50,740
          *Dolan Media Co.                            16,543      194,711
          *Dorman Products, Inc.                      11,776      459,264
          *Dover Motorsports, Inc.                    15,200       29,640
           DR Horton, Inc.                           203,325    2,529,363
          *Duckwall-ALCO Stores, Inc.                    700        8,918
           Educational Development Corp.               1,679        9,738
           Escalade, Inc.                                377        2,062
          *EW Scripps Co. Class A (The)               17,770      168,815
          *Exide Technologies                         12,623      126,735
          *Federal-Mogul Corp.                        40,785    1,080,803
           Finish Line, Inc. Class A                  29,632      636,792
          *Fisher Communications, Inc.                10,146      306,916
           Flanigan's Enterprises, Inc.                  865        6,868
           Flexsteel Industries, Inc.                  2,068       29,552
           Foot Locker, Inc.                         219,549    4,724,694
           Fortune Brands, Inc.                      149,626    9,737,660
           Fred's, Inc.                               45,030      628,619
           Frisch's Restaurants, Inc.                    600       13,608
          *Full House Resorts, Inc.                    1,074        4,296
          *Furniture Brands International, Inc.       37,364      180,842
           Gaiam, Inc.                                 5,988       35,629
         #*GameStop Corp. Class A                     95,200    2,444,736
          *GameTech International, Inc.                1,560          312
           Gaming Partners International Corp.           500        3,525
          #Gannett Co., Inc.                           5,294       79,728
         #*Gaylord Entertainment Co.                  45,753    1,641,160
          *Genesco, Inc.                              28,145    1,136,495
          *Gray Television, Inc.                       5,550       15,484
          *Great Wolf Resorts, Inc.                   42,789       91,141
           Group 1 Automotive, Inc.                   57,936    2,493,565
          *Hallwood Group, Inc.                          296        6,545
          *Hastings Entertainment, Inc.                  764        3,835
           Haverty Furniture Cos., Inc.               34,353      450,024
          *Helen of Troy, Ltd.                        64,389    2,003,786
          *Hollywood Media Corp.                      19,037       32,363
           Hooker Furniture Corp.                     13,559      168,674
           Hot Topic, Inc.                            32,189      215,988
          *Hyatt Hotels Corp. Class A                  3,893      172,499
          *Iconix Brand Group, Inc.                   95,618    2,341,685
          *Isle of Capri Casinos, Inc.                15,000      143,100
          *J. Alexander's Corp.                        9,196       54,992
           J.C. Penney Co., Inc.                     208,599    8,020,632
         #*JAKKS Pacific, Inc.                        15,841      333,295
           Jarden Corp.                              108,050    3,931,940
          *Johnson Outdoors, Inc. Class A             18,189      301,756
           Jones Group, Inc. (The)                   106,821    1,455,970
          *Journal Communications, Inc.                7,321       39,899
          *Kenneth Cole Productions, Inc. Class A     10,066      135,589
          *Kid Brands, Inc.                           10,476       76,580
           KSW, Inc.                                     446        1,623
         #*K-Swiss, Inc. Class A                       1,321       16,262
           Lacrosse Footwear, Inc.                       317        5,269
          *Lakeland Industries, Inc.                  11,757      102,286
          *Lakes Entertainment, Inc.                  25,795       59,071
          *La-Z-Boy, Inc.                              9,199      108,180

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CONTINUED

                                                           Shares        Value+
                                                           ------        -----
 Consumer Discretionary -- (Continued)
    *Lee Enterprises, Inc.                                 39,378   $    56,311
    #Lennar Corp. Class A                                 224,100     4,255,659
     Lennar Corp. Class B Voting                            6,703       102,288
   #*Liberty Global, Inc. Class A                           1,678        78,027
    *Liberty Global, Inc. Class C                           5,309       235,667
    *Liberty Media Corp. Capital Class A                  204,886    16,855,971
    *Liberty Media Corp. Capital Class B                    6,066       497,746
    *Liberty Media Corp. Interactive Class A              882,463    15,425,453
    *Liberty Media Corp. Interactive Class B               35,706       632,175
    *Liberty Media-Starz Corp. Series A                    28,742     2,208,823
    *Liberty Media-Starz Corp. Series B                     1,766       135,691
    *Life Time Fitness, Inc.                                6,400       250,368
    *Lifetime Brands, Inc.                                 17,058       271,563
     Lincoln Educational Services Corp.                     5,300        88,510
     Lithia Motors, Inc.                                   39,056       710,429
    *Live Nation Entertainment, Inc.                      147,097     1,631,306
    *Luby's, Inc.                                          42,423       212,115
    *M/I Homes, Inc.                                       37,930       504,090
     Mac-Gray Corp.                                        13,366       226,420
     Macy's, Inc.                                         155,548     3,719,153
    *Madison Square Garden, Inc.                           28,630       783,030
     Marcus Corp.                                          25,596       283,860
    *MarineMax, Inc.                                       25,977       248,340
   #*McClatchy Co. (The)                                   24,935        71,314
    *McCormick & Schmick's Seafood Restaurants, Inc.       26,747       244,200
    #MDC Holdings, Inc.                                    18,400       537,096
    *Media General, Inc. Class A                           27,660       149,087
     Men's Wearhouse, Inc. (The)                           82,560     2,302,598
    *Meritage Homes Corp.                                  28,156       673,210
   #*MGM Resorts International                            251,100     3,178,926
    *Modine Manufacturing Co.                               7,266       129,407
    *Mohawk Industries, Inc.                               98,740     5,928,350
    *Monarch Casino & Resort, Inc.                            988        11,322
    *Morton's Restaurant Group, Inc.                        6,775        50,135
    *Motorcar Parts of America, Inc.                        3,636        50,613
    *Movado Group, Inc.                                    30,500       509,045
    *MTR Gaming Group, Inc.                                24,135        63,958
    *Multimedia Games Holding Co., Inc.                    26,639       156,371
    *Nautilus, Inc.                                         5,393        17,473
    *Navarre Corp.                                            340           653
    *New Frontier Media, Inc.                              20,483        36,255
    *New York & Co., Inc.                                  16,301       100,088
     News Corp. Class A                                 2,360,850    42,070,347
     News Corp. Class B                                   937,272    17,714,441
   #*O'Charley's, Inc.                                     19,478       127,386
    *Orient-Express Hotels, Ltd.                           81,098       995,072
     Outdoor Channel Holdings, Inc.                        37,022       264,707
   #*Pacific Sunwear of California, Inc.                   48,428       154,485
    *Penn National Gaming, Inc.                            36,915     1,476,969
    *Penske Automotive Group, Inc.                         59,294     1,332,929
     Pep Boys- Manny, Moe & Jack (The)                     81,600     1,117,920
    *Perry Ellis International, Inc.                       23,892       673,277
     Phillips-Van Heusen Corp.                             40,464     2,849,070
    *Pinnacle Entertainment, Inc.                          94,530     1,312,076
   #*Pulte Group, Inc.                                     73,084       594,173
    *Quiksilver, Inc.                                       7,429        32,316
   #*Radio One, Inc.                                       14,255        41,482
    *Red Lion Hotels Corp.                                 17,936       156,940
   #*Red Robin Gourmet Burgers, Inc.                       41,775     1,135,862
     Regis Corp.                                           57,983       985,711
     Rent-A-Center, Inc.                                   76,435     2,327,446

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CONTINUED

                                                       Shares         Value+
                                                       ------         -----
    Consumer Discretionary -- (Continued)
       *Rick's Cabaret International, Inc.              9,575   $    100,250
       *Rocky Brands, Inc.                             10,329        157,311
      #*Royal Caribbean Cruises, Ltd.                 322,500     12,841,950
       *Ruby Tuesday, Inc.                             68,262        717,434
        Ryland Group, Inc. (The)                        1,304         22,572
       *Saga Communications, Inc.                       6,520        234,133
      #*Saks, Inc.                                     79,902        955,628
        Salem Communications Corp.                      5,831         20,992
        Scholastic Corp.                               38,300      1,006,524
      #*Sears Holdings Corp.                          130,528     11,221,492
        Service Corp. International                   277,569      3,266,987
        Shiloh Industries, Inc.                        24,999        285,239
       *Shoe Carnival, Inc.                            22,300        652,721
        Sinclair Broadcast Group, Inc. Class A         67,661        777,425
      #*Skechers U.S.A., Inc. Class A                  49,610        945,070
        Skyline Corp.                                   2,823         55,359
        Spartan Motors, Inc.                           17,493        118,253
        Speedway Motorsports, Inc.                     59,454        926,293
       *Sport Chalet, Inc. Class A                        875          1,601
       *Sport Chalet, Inc. Class B                        299            688
        Stage Stores, Inc.                             60,550      1,166,193
        Standard Motor Products, Inc.                  28,160        401,280
        Stanley Black & Decker, Inc.                  154,919     11,254,865
       *Stanley Furniture, Inc.                        16,348         92,203
        Stein Mart, Inc.                               14,241        154,942
       *Steinway Musical Instruments, Inc.             13,526        338,150
        Stewart Enterprises, Inc.                      85,569        693,965
        Strattec Security Corp.                         5,556        159,513
        Superior Industries International, Inc.        40,100      1,013,327
       *Syms Corp.                                      5,500         43,670
       *Systemax, Inc.                                  7,773        100,660
       *Tandy Brands Accessories, Inc.                  8,378         21,113
        Tandy Leather Factory, Inc.                       500          2,335
       *Timberland Co. Class A                          1,169         52,827
        Time Warner Cable, Inc.                       693,942     54,217,688
        Time Warner, Inc.                           1,534,860     58,109,800
       *Toll Brothers, Inc.                           203,299      4,271,312
       *Trans World Entertainment Corp.                 5,781          9,654
       *TRW Automotive Holdings Corp.                 153,112      8,736,571
      #*Tuesday Morning Corp.                          60,500        302,500
       *Unifi, Inc.                                    54,494        889,342
       *Vail Resorts, Inc.                             15,400        754,446
        Walt Disney Co. (The)                         231,421      9,974,245
       #Washington Post Co. Class B                     5,780      2,519,502
        Wendy's/Arby's Group, Inc. Class A            236,804      1,141,395
       *West Marine, Inc.                              26,563        289,005
       *Wet Seal, Inc. (The)                           14,136         62,198
       #Whirlpool Corp.                                25,149      2,167,341
        Wyndham Worldwide Corp.                       262,116      9,071,835
                                                                ------------
    Total Consumer Discretionary                                 591,609,767
                                                                ------------

    Consumer Staples -- (6.6%)
       *Alliance One International, Inc.               24,193         96,530
        Andersons, Inc. (The)                          11,174        554,789
        Archer-Daniels-Midland Co.                    813,476     30,114,882
        B&G Foods, Inc.                                30,873        558,184
        Bunge, Ltd.                                   121,368      9,156,002
       *Cagle's, Inc. Class A                             955          5,835
        CCA Industries, Inc.                            8,323         48,690
      #*Central European Distribution Corp.            57,775        682,901
       *Central Garden & Pet Co.                       37,832        369,619

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CONTINUED

                                                       Shares         Value+
                                                       ------         -----
    Consumer Staples -- (Continued)
       *Central Garden & Pet Co. Class A               48,053   $    481,491
       *Chiquita Brands International, Inc.            70,190      1,117,425
       *Constellation Brands, Inc. Class A            249,042      5,576,050
      #*Constellation Brands, Inc. Class B             12,715        285,960
        Corn Products International, Inc.              62,117      3,422,647
       *Craft Brewers Alliance, Inc.                    2,746         25,291
        CVS Caremark Corp.                          1,510,745     54,749,399
      #*Dole Food Co., Inc.                            15,307        211,390
       *Elizabeth Arden, Inc.                          21,291        640,007
        Farmer Brothers Co.                            17,539        210,994
        Griffin Land & Nurseries, Inc. Class A          1,500         40,170
       *Hain Celestial Group, Inc.                     63,205      2,149,602
       *Harbinger Group, Inc.                           2,082         12,638
      .#*HQ Sustainable Maritime Industries, Inc.      10,070         27,995
        Imperial Sugar Co.                             14,949        204,502
        Ingles Markets, Inc.                           12,616        239,830
        J.M. Smucker Co.                              108,204      8,122,874
       *John B. Sanfilippo & Son, Inc.                  9,100        100,100
        Kraft Foods, Inc. Class A                   2,081,099     69,883,304
       *Mannatech, Inc.                                13,238         22,107
        MGP Ingredients, Inc.                           2,959         25,832
        Molson Coors Brewing Co. Class A                1,908         93,578
        Molson Coors Brewing Co. Class B              190,750      9,299,062
       *Nutraceutical International Corp.              17,801        282,324
        Oil-Dri Corp. of America                          236          5,213
       *Omega Protein Corp.                            27,752        357,446
       *Pantry, Inc.                                   26,158        404,926
       *Parlux Fragrances, Inc.                         1,498          5,003
       *Physicians Formula Holdings, Inc.              15,201         80,565
       *Prestige Brands Holdings, Inc.                112,017      1,293,796
       *Ralcorp Holdings, Inc.                         59,647      4,640,537
       *Seneca Foods Corp.                              1,100         30,756
       *Seneca Foods Corp. Class B                        300          8,390
       *Smart Balance, Inc.                            66,458        317,669
       *Smithfield Foods, Inc.                        185,173      4,362,676
        Spartan Stores, Inc.                           22,430        350,132
       *Spectrum Brands Holdings, Inc.                 46,130      1,499,225
       #SUPERVALU, Inc.                               191,716      2,158,722
       *Susser Holdings Corp.                          14,936        205,967
        Tasty Baking Co.                                7,784         31,019
        Tyson Foods, Inc. Class A                     405,030      8,060,097
       #Universal Corp.                                18,490        802,096
        Weis Markets, Inc.                                806         33,264
       *Winn-Dixie Stores, Inc.                        92,300        654,407
                                                                ------------
    Total Consumer Staples                                       224,113,910
                                                                ------------

    Energy -- (16.3%)
        Adams Resources & Energy, Inc.                  6,758        198,820
        Alon USA Energy, Inc.                          33,484        460,405
        Anadarko Petroleum Corp.                      845,068     66,709,668
        Apache Corp.                                   80,277     10,706,544
       *Approach Resources, Inc.                        7,782        229,102
      #*ATP Oil & Gas Corp.                            13,671        243,070
        Baker Hughes, Inc.                            100,807      7,803,470
       *Barnwell Industries, Inc.                       5,190         35,863
       *Basic Energy Services, Inc.                    52,227      1,605,458
        Berry Petroleum Corp. Class A                  54,457      2,893,300
       *Bill Barrett Corp.                             34,200      1,427,166
       *Bolt Technology Corp.                           2,329         34,097
       *Bristow Group, Inc.                            41,500      1,925,600
       *Bronco Drilling Co., Inc.                      18,737        205,732

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CONTINUED

                                                    Shares         Value+
                                                    ------         -----
      Energy -- (Continued)
          Cabot Oil & Gas Corp.                     25,205   $  1,418,537
         *Cal Dive International, Inc.              60,773        477,676
          Chesapeake Energy Corp.                  833,400     28,060,578
          Chevron Corp.                              4,109        449,689
          Cimarex Energy Co.                        16,380      1,811,464
         *Complete Production Services, Inc.        41,455      1,406,983
          ConocoPhillips                         1,766,829    139,455,813
         *Crimson Exploration, Inc.                 26,671        108,018
          Crosstex Energy, Inc.                     46,661        492,274
         *CVR Energy, Inc.                          18,688        415,434
         *Dawson Geophysical Co.                     4,547        202,796
          Delek US Holdings, Inc.                   63,356        850,871
         *Denbury Resources, Inc.                  227,307      5,130,319
          DHT Holdings, Inc.                        33,011        142,938
         *Double Eagle Petroleum Co.                 6,032         61,406
         *Energy Partners, Ltd.                      3,418         62,242
        #*Exterran Holdings, Inc.                   85,189      1,849,453
         *General Maritime Corp.                     6,282         13,443
        #*GeoResources, Inc.                         7,525        218,376
         *Global Industries, Ltd.                   36,106        356,005
        #*Green Plains Renewable Energy, Inc.        9,815        122,884
          Gulf Island Fabrication, Inc.              6,877        243,033
         *Gulfmark Offshore, Inc.                   35,505      1,511,448
         *Harvest Natural Resources, Inc.           45,263        625,535
         *Helix Energy Solutions Group, Inc.        93,310      1,766,358
          Helmerich & Payne, Inc.                  106,356      7,055,657
         *Hercules Offshore, Inc.                   54,574        342,452
          Hess Corp.                               378,130     32,504,055
         *HKN, Inc.                                 22,724         70,217
         *Hornbeck Offshore Services, Inc.          16,700        488,141
         *International Coal Group, Inc.           121,496      1,340,101
        #*Key Energy Services, Inc.                 56,774      1,033,287
          Marathon Oil Corp.                       903,937     48,848,755
         *Matrix Service Co.                         8,405        121,536
         *Mitcham Industries, Inc.                   7,044        112,563
          Murphy Oil Corp.                         189,426     14,676,726
         *Nabors Industries, Ltd.                  276,982      8,486,728
          National-Oilwell, Inc.                   515,481     39,532,238
         *Natural Gas Services Group, Inc.          17,452        314,660
         *Newpark Resources, Inc.                  101,220        914,017
          Noble Energy, Inc.                       106,590     10,261,419
         *Oil States International, Inc.            25,058      2,080,065
          Overseas Shipholding Group, Inc.          31,709        883,413
         *Parker Drilling Co.                      117,663        838,937
         *Patriot Coal Corp.                        52,400      1,319,432
          Patterson-UTI Energy, Inc.               152,325      4,738,831
        #*Petrohawk Energy Corp.                   117,383      3,170,515
         *Petroleum Development Corp.               26,573      1,058,137
         *PHI, Inc. Non-Voting                      21,578        482,916
         *PHI, Inc. Voting                           1,099         24,013
         *Pioneer Drilling Co.                      67,927      1,052,868
          Pioneer Natural Resources Co.            155,717     15,918,949
         *Plains Exploration & Production Co.      162,430      6,178,837
         *Pride International, Inc.                119,278      5,237,497
          QEP Resources, Inc.                       44,578      1,904,818
         *REX American Resources Corp.               4,050         69,984
         *Rosetta Resources, Inc.                   62,789      2,883,899
         *Rowan Cos., Inc.                         121,858      5,081,479
         #Schlumberger, Ltd.                        35,248      3,163,508
          SEACOR Holdings, Inc.                     36,653      3,622,416
        #*Seahawk Drilling, Inc.                     2,343         17,221

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CONTINUED

                                                        Shares         Value+
                                                        ------         -----
   Energy -- (Continued)............................
      *Stone Energy Corp............................    16,671   $    589,487
       Sunoco, Inc..................................   149,214      6,365,469
      *Swift Energy Corp............................    61,413      2,406,775
       Teekay Corp..................................    34,743      1,180,915
     #*Tesoro Petroleum Corp........................   168,807      4,578,046
      *Tetra Technologies, Inc......................    38,070        562,294
      *TGC Industries, Inc..........................     1,445         11,892
       Tidewater, Inc...............................    50,804      3,023,346
      *Union Drilling, Inc..........................    22,000        298,320
      *Unit Corp....................................    57,000      3,592,140
     #*USEC, Inc....................................   168,662        772,472
       Valero Energy Corp...........................   658,099     18,624,202
     #*Western Refining, Inc........................    68,485      1,161,506
       *Whiting Petroleum Corp......................    33,587      2,334,296
       *Willbros Group, Inc.........................    21,126        227,104
                                                                 ------------
   Total Energy.....................................              553,290,419
                                                                 ------------

   Financials -- (19.4%)............................
       1st Source Corp..............................    44,743        949,446
       21st Century Holding Co......................    13,665         40,312
       Abington Bancorp, Inc........................    21,227        257,271
       ACE, Ltd.....................................    86,825      5,838,981
      *Affirmative Insurance Holdings, Inc..........    14,714         36,344
      *Allegheny Corp...............................     7,756      2,551,763
       Alliance Bancorp, Inc. of Pennsylvania.......       180          2,007
      *Allied World Assurance Co. Holdings, Ltd.....    24,643      1,601,056
       Allstate Corp. (The).........................   529,952     17,933,576
       Alterra Capital Holdings, Ltd................    48,183      1,059,062
      *American Capital, Ltd........................   422,803      4,342,187
      #American Equity Investment Life Holding Co...    88,700      1,140,682
       American Financial Group, Inc................   199,200      7,125,384
      *American Independence Corp...................       866          4,521
       American National Insurance Co...............    40,650      3,215,415
      *American River Bankshares....................       634          3,963
      *American Safety Insurance Holdings, Ltd......    15,049        306,398
      *Ameris Bancorp...............................    20,500        203,770
      *AmeriServe Financial, Inc....................    33,075         79,380
      *Arch Capital Group, Ltd......................    18,690      1,943,760
       Argo Group International Holdings, Ltd.......    38,796      1,218,582
       #Aspen Insurance Holdings, Ltd...............   102,623      2,931,939
      *Asset Acceptance Capital Corp................     3,458         19,641
      #Associated Banc-Corp.........................   121,017      1,766,848
       Assurant, Inc................................    65,820      2,613,054
       Assured Guaranty, Ltd........................   122,989      2,090,813
       Asta Funding, Inc............................     8,397         68,100
      *Atlantic Coast Financial Corp................       579          5,651
      *Avatar Holdings, Inc.........................    18,272        328,896
       Axis Capital Holdings, Ltd...................   119,779      4,235,385
      *B of I Holding, Inc..........................     8,781        147,521
       Baldwin & Lyons, Inc.........................       300          6,458
       Baldwin & Lyons, Inc. Class B................     8,321        192,132
      *Bancorp, Inc.................................     1,342         13,138
      *BancTrust Financial Group, Inc...............    33,553         83,883
       Bank Mutual Corp.............................    50,249        205,518
       Bank of America Corp......................... 7,109,212     87,301,123
     #*BankAtlantic Bancorp, Inc....................    37,108         33,742
       BankFinancial Corp...........................    39,867        364,384
       Banner Corp..................................    13,022         35,811
       BCB Bancorp, Inc.............................     2,000         22,000
       Berkshire Hills Bancorp, Inc.................    30,189        673,215
       Boston Private Financial Holdings, Inc.......    35,786        250,144

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CONTINUED

                                                           Shares        Value+
                                                           ------        -----
Financials -- (Continued).............................
    Capital City Bank Group, Inc......................     16,636   $   186,323
    Capital One Financial Corp........................    571,140    31,258,492
    Capital Southwest Corp............................      7,189       691,869
    CapitalSource, Inc................................    125,238       836,590
   *Capitol Federal Financial, Inc....................     41,295       467,459
    Cathay General Bancorp............................     67,312     1,147,670
    Century Bancorp, Inc. Class A.....................        596        16,438
    CFS Bancorp, Inc..................................     14,148        76,682
    Chemical Financial Corp...........................      4,362        87,807
   *Chicopee Bancorp, Inc.............................      1,000        14,210
   #Cincinnati Financial Corp.........................      7,302       231,327
   *Citigroup, Inc.................................... 19,579,221    89,868,624
   *Citizens Community Bancorp, Inc...................     10,355        55,140
    Citizens South Banking Corp.......................      1,934         9,187
    CME Group, Inc....................................     82,877    24,512,530
    CNA Financial Corp................................    313,566     9,733,089
   *CNA Surety Corp...................................     34,580       916,024
   *CNO Financial Group, Inc..........................    118,185       952,571
   #CoBiz Financial, Inc..............................      4,003        27,180
    Codorus Valley Bancorp, Inc.......................        115         1,252
   #Comerica, Inc.....................................      3,474       131,769
   *Community West Bancshares.........................        400         1,728
   *CompuCredit Holdings Corp.........................     34,613       147,451
  #*Cowen Group, Inc..................................     10,664        44,362
   *Crescent Financial Corp...........................     18,440        75,235
    Delphi Financial Group, Inc. Class A..............         53         1,693
    Donegal Group, Inc. Class A.......................     30,619       417,643
    Donegal Group, Inc. Class B.......................        300         4,623
   *E*Trade Financial Corp............................    160,321     2,603,613
    Eastern Insurance Holdings, Inc...................     23,326       312,802
    Eastern Virginia Bankshares, Inc..................        560         1,977
    EMC Insurance Group, Inc..........................     19,181       418,338
   *Encore Bancshares, Inc............................      7,009        84,809
   *Encore Capital Group, Inc.........................        789        23,623
   *Endurance Specialty Holdings, Ltd.................     76,288     3,382,610
    Enterprise Financial Services Corp................      6,453        96,150
    ESB Financial Corp................................        300         5,091
    ESSA Bancorp, Inc.................................      9,817       123,203
    Evans Bancorp, Inc................................      1,681        23,786
    Everest Re Group, Ltd.............................     53,099     4,838,381
   *Farmers Capital Bank Corp.........................        818         5,693
    FBL Financial Group, Inc. Class A.................     35,719     1,089,430
    Federal Agricultural Mortgage Corp................      8,800       166,760
    Federal Agricultural Mortgage Corp. Class A.......        177         2,416
    Fidelity Bancorp, Inc.............................        400         3,600
    #Fidelity National Financial, Inc.................     75,967     1,172,930
  #*Fidelity Southern Corp............................      6,582        49,495
    *First Acceptance Corp............................     39,006        70,601
    First Bancorp.....................................     13,653       190,596
   *First Bancshares, Inc.............................        400         2,488
    First Bancshares, Inc. (The)......................        300         2,655
    First Busey Corp..................................     14,316        75,159
    First Business Financial Services, Inc............        482         5,760
    *First California Financial Group, Inc............        600         2,310
    First Citizens BancShares, Inc....................     12,386     2,477,324
   *First Defiance Financial Corp.....................      9,457       129,372
   *First Federal of Northern Michigan Bancorp, Inc...      1,100         3,729
    First Financial Holdings, Inc.....................     14,857       163,130
   *First Financial Northwest, Inc....................     25,471       158,939
   *First Financial Service Corp......................        700         2,835
    First Merchants Corp..............................     28,856       267,495

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CONTINUED

                                                      Shares        Value+
                                                      ------        -----
     Financials -- (Continued)
         First Midwest Bancorp, Inc.                  10,824   $   141,794
         First Niagara Financial Group, Inc.          34,092       490,925
         First Pactrust Bancorp, Inc.                  3,050        47,245
        *First Place Financial Corp.                  21,198        38,156
        *First Security Group, Inc.                   12,267        10,672
         First South Bancorp, Inc.                     1,978         8,861
        *FirstCity Financial Corp.                     5,872        39,460
         Flagstone Reinsurance Holdings SA            45,783       385,035
         Flushing Financial Corp.                      4,218        62,089
       #*FNB United Corp.                              7,443         3,573
         Fox Chase Bancorp, Inc.                         999        13,636
        *FPIC Insurance Group, Inc.                   11,445       422,549
         German American Bancorp, Inc.                 9,463       165,129
        *Gleacher & Co., Inc.                         45,986        86,914
        *Global Indemnity P.L.C                        5,977       152,653
         Great Southern Bancorp, Inc.                  2,301        47,631
       #*Greene Bancshares, Inc.                      16,271        33,030
         GS Financial Corp.                              400         8,224
        *Guaranty Bancorp                             79,999       115,199
        *Guaranty Federal Bancshares, Inc.             1,684        10,289
        *Hallmark Financial Services, Inc.            26,292       224,797
         Hampden Bancorp, Inc.                         5,886        79,461
         Hanover Insurance Group, Inc.                88,829     3,750,360
         Hartford Financial Services Group, Inc.     478,387    13,858,871
         HCC Insurance Holdings, Inc.                 19,162       623,531
         Heartland Financial USA, Inc.                 3,288        51,687
        *Heritage Commerce Corp.                      23,031       120,452
        *Heritage Financial Corp.                      2,036        30,011
         HF Financial Corp.                              400         4,428
        *Hilltop Holdings, Inc.                        8,181        79,356
         Hingham Institution for Savings                 500        26,450
        *HMN Financial, Inc.                           3,456         9,850
        *Home Bancorp, Inc.                              951        15,187
         Home Federal Bancorp, Inc.                   12,347       150,016
         HopFed Bancorp, Inc.                          6,649        59,575
         Horace Mann Educators Corp.                  58,206     1,040,723
         Horizon Bancorp                                 300         8,130
         Huntington Bancshares, Inc.                 144,163       978,867
         Independence Holding Co.                     22,770       176,695
         Indiana Community Bancorp                     2,029        32,078
         Infinity Property & Casualty Corp.           21,428     1,266,395
        *Internet Capital Group, Inc.                 36,215       503,026
        *Investment Technology Group, Inc.             8,611       147,334
         Investors Title Co.                           1,169        40,003
         Kentucky First Federal Bancorp                2,800        22,484
         KeyCorp.                                    476,566     4,131,827
         Lakeland Bancorp, Inc.                        8,219        87,861
         Landmark Bancorp, Inc.                        1,701        28,577
         Legacy Bancorp, Inc.                         19,374       262,711
         Legg Mason, Inc.                            128,883     4,788,003
         Lincoln National Corp.                      460,953    14,395,562
         LNB Bancorp, Inc.                            13,395        78,093
         Loews Corp.                                 586,729    25,968,626
        *Louisiana Bancorp, Inc.                       5,606        84,314
       #*Macatawa Bank Corp.                          19,463        50,409
        *Magyar Bancorp, Inc.                            500         2,115
         Maiden Holdings, Ltd.                        15,042       112,063
         MainSource Financial Group, Inc.             47,000       452,610
        *Marlin Business Services Corp.               14,664       178,754
         Marshall & Ilsley Corp.                     470,172     3,841,305
         MB Financial, Inc.                              691        14,297

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
                                                         Shares        Value+
                                                         ------        -----
  Financials -- (Continued)
    #*MBIA, Inc.                                        337,600   $ 3,484,032
    #*MBT Financial Corp.                                23,185        33,850
      MCG Capital Corp.                                  18,540       122,364
      Meadowbrook Insurance Group, Inc.                  39,471       404,183
      Medallion Financial Corp.                          19,310       178,231
    #*Mercantile Bank Corp.                               4,474        40,892
     *Meridian Interstate Bancorp, Inc.                   1,879        26,231
      Meta Financial Group, Inc.                          1,251        18,140
      MetLife, Inc.                                   1,032,078    48,290,930
     *Metro Bancorp, Inc.                                 1,530        19,125
     *MetroCorp Bancshares, Inc.                          2,250        15,255
     *MF Global Holdings, Ltd.                           62,953       529,435
    #*MGIC Investment Corp.                              63,595       550,733
      MicroFinancial, Inc.                                5,900        29,441
      MidWestOne Financial Group, Inc.                      541         7,947
      Montpelier Re Holdings, Ltd.                       40,646       735,286
      Morgan Stanley                                  1,224,333    32,016,308
      MutualFirst Financial, Inc.                         2,300        20,125
      *NASDAQ OMX Group, Inc. (The)                      70,529     1,911,336
      National Penn Bancshares, Inc.                     11,213        92,059
      National Western Life Insurance Co. Class A           900       144,963
     *Navigators Group, Inc. (The)                        6,177       320,154
     *New Century Bancorp, Inc.                             600         3,090
      New Hampshire Thrift Bancshares, Inc.               3,667        49,211
      New Westfield Financial, Inc.                       2,738        24,861
     *NewBridge Bancorp                                   6,172        28,391
     *Newport Bancorp, Inc.                                 700         9,940
      #*NewStar Financial, Inc.                          52,589       628,439
     *North Valley Bancorp                                  907         9,156
      Northeast Community Bancorp, Inc.                  18,190       115,325
      Northrim Bancorp, Inc.                              6,379       127,644
      NYSE Euronext, Inc.                                40,722     1,630,916
     #Old Republic International Corp.                  357,183     4,525,509
     #Old Second Bancorp, Inc.                            5,088         6,309
      OneBeacon Insurance Group, Ltd.                     6,278        88,206
      Oppenheimer Holdings, Inc. Class A.                 1,674        51,409
    #*Pacific Mercantile Bancorp                         16,756        72,051
     *Pacific Premier Bancorp, Inc.                         100           700
      Parkvale Financial Corp.                              102         1,148
      PartnerRe, Ltd.                                    52,224     4,196,721
      #*Penson Worldwide, Inc.                           25,072       152,187
      Peoples Bancorp of North Carolina                     250         1,622
      Peoples Bancorp, Inc.                              17,708       241,360
      #People's United Financial, Inc.                   23,949       327,862
    #*PHH Corp.                                          92,304     1,980,844
     *Phoenix Cos., Inc. (The)                           50,183       134,992
     *PICO Holdings, Inc.                                    82         2,634
    #*Pinnacle Financial Partners, Inc.                  51,523       827,975
      Platinum Underwriters Holdings, Ltd.               25,125       949,976
     *Popular, Inc.                                     565,367     1,780,906
      Porter Bancorp, Inc.                                1,737        13,774
     *Preferred Bank                                      1,179         1,922
      Premier Financial Bancorp, Inc.                     1,301         9,497
      Presidential Life Corp.                            29,727       331,159
      Protective Life Corp.                              96,837     2,605,884
      Provident Financial Holdings, Inc.                    544         4,423
      Provident Financial Services, Inc.                 58,586       850,669
      Provident New York Bancorp                         70,554       661,797
      Prudential Financial, Inc.                        537,721    34,102,266
      Pulaski Financial Corp.                             4,550        33,397
      Radian Group, Inc.                                102,845       609,871

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CONTINUED

                                                      Shares        Value+
                                                      ------        -----
     Financials -- (Continued)
         Regions Financial Corp.                   1,304,230   $ 9,573,048
         Reinsurance Group of America, Inc.          169,166    10,708,208
         Renasant Corp.                               46,114       773,793
        *Republic First Bancorp, Inc.                  2,474         6,902
         Resource America, Inc.                       21,502       132,237
        *Riverview Bancorp, Inc.                      15,319        48,102
         Safety Insurance Group, Inc.                 14,036       657,166
         Sanders Morris Harris Group, Inc.            51,590       445,222
         Sandy Spring Bancorp, Inc.                   19,540       349,180
        *Savannah Bancorp, Inc. (The)                  2,998        23,564
         SeaBright Holdings, Inc.                     40,890       417,896
         Selective Insurance Group, Inc.              72,997     1,287,667
         SI Financial Group, Inc.                      5,444        54,168
         Simmons First National Corp.                  3,166        83,551
         Somerset Hills Bancorp                        4,317        38,378
        *Southern Community Financial Corp.           29,890        41,547
        *Southern First Bancshares, Inc.               1,006         8,018
         Southern Missouri Bancorp, Inc.                  41         1,054
       #*Southwest Bancorp, Inc.                      23,408       331,925
         State Auto Financial Corp.                   62,840     1,067,023
         StellarOne Corp.                             24,967       349,538
        #Stewart Information Services Corp.           12,271       124,428
        *Stratus Properties, Inc.                      3,069        41,738
        *Sun Bancorp, Inc.                             7,172        26,106
         SunTrust Banks, Inc.                        617,728    17,413,752
         Susquehanna Bancshares, Inc.                124,870     1,151,301
         Symetra Financial Corp.                       3,055        42,403
        *Taylor Capital Group, Inc.                    1,483        14,741
         Teche Holding Co.                               600        21,480
        *Tennessee Commerce Bancorp, Inc.                772         2,463
         TF Financial Corp.                              630        13,551
        *Timberland Bancorp, Inc.                      2,500        15,500
        #TowneBank                                     5,371        79,598
         Transatlantic Holdings, Inc.                 91,903     4,529,899
         Travelers Cos., Inc. (The)                  113,788     7,200,505
        *Tree.com, Inc.                                5,635        29,978
         Umpqua Holdings Corp.                        92,268     1,071,231
         Unico American Corp.                          1,900        18,430
         Union First Market Bankshares Corp.          12,821       163,211
       #*United Community Banks, Inc.                 10,544        25,306
         United Financial Bancorp, Inc.               14,132       230,917
         United Fire & Casualty Co.                   41,412       819,958
        *United Security Bancshares.                     358         1,180
         Unitrin, Inc.                                90,527     2,737,536
        *Unity Bancorp, Inc.                           3,306        22,811
         Unum Group                                  530,100    14,037,048
         Validus Holdings, Ltd.                       56,030     1,823,216
        *Virginia Commerce Bancorp, Inc.              22,274       133,867
         VIST Financial Corp.                            271         2,070
        *Waterstone Financial, Inc.                    1,300         4,160
         Webster Financial Corp.                      21,774       468,576
         WesBanco, Inc.                               34,885       708,166
         Wesco Financial Corp.                        11,276     4,420,192
         West Bancorporation, Inc.                    15,124       117,816
         White Mountains Insurance Group, Ltd.        18,187     6,502,034
         White River Capital, Inc.                       300         5,418
         Whitney Holding Corp.                        25,863       350,185
        #Wintrust Financial Corp.                      1,600        53,904
         WR Berkley Corp.                             21,887       713,735
        *WSB Holdings, Inc.                              100           307
         Xl Group P.L.C.                             199,510     4,872,034

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
                                                     Shares         Value+
                                                     ------         -----
     Financials -- (Continued)
        *Yadkin Valley Financial Corp............    16,710   $     38,266
        #Zions Bancorporation                        91,968      2,248,618
        *ZipRealty, Inc..........................    10,028         26,173
                                                              ------------
     Total Financials............................              658,082,340
                                                              ------------

     Health Care -- (8.1%).......................
         Aetna, Inc.                                503,313     20,827,092
        *Affymetrix, Inc.........................    46,312        250,085
        *Albany Molecular Research, Inc..........    35,737        174,754
       #*Alere, Inc.                                 74,130      2,753,188
        *Allied Healthcare International, Inc....    67,398        175,909
        *Allied Healthcare Products, Inc.........     1,000          4,340
        *Alphatec Holdings, Inc..................     6,077         19,325
       #*Amedisys, Inc.                              12,879        429,128
        *American Dental Partners, Inc...........    26,370        347,820
        *Amsurg Corp.............................    28,998        778,886
         Analogic Corp.                               7,334        422,952
        *AngioDynamics, Inc......................    47,752        778,358
        *Anika Therapeutics, Inc.................    17,185        143,323
         Arrhythmia Research Technology, Inc.         1,200          6,738
       #*Assisted Living Concepts, Inc.              17,742        639,777
       *BioClinica, Inc.                             10,162         53,554
       #*BioScrip, Inc.                              37,700        173,797
        *Boston Scientific Corp.................. 1,205,899      9,032,184
        *Brookdale Senior Living, Inc............    16,954        461,827
        *Cambrex Corp............................    23,463        123,415
         Cantel Medical Corp.                         7,270        188,511
        *Capital Senior Living Corp..............    45,270        419,653
        *CareFusion Corp.........................   207,163      6,084,377
        *Celera Corp.............................    91,861        726,621
        *Codexis, Inc............................       519          5,444
        *Community Health Systems, Inc...........   105,314      3,236,299
        *CONMED Corp.............................    43,239      1,214,151
         Cooper Cos., Inc.                           65,164      4,880,784
        *Coventry Health Care, Inc...............   141,956      4,580,920
        *Cross Country Healthcare, Inc...........    33,630        249,535
        *Cutera, Inc.............................    22,757        201,172
         Daxor Corp.                                    545          5,466
        *Digirad Corp............................    26,648         81,010
       #*Dynacq Healthcare, Inc.                        909          1,745
        *Enzo Biochem, Inc.......................    22,793         90,944
        *Exactech, Inc...........................       760         13,612
        *Five Star Quality Care, Inc.............    38,499        322,622
        *Gentiva Health Services, Inc............    28,510        798,280
        *Greatbatch, Inc.........................    29,721        804,547
        *Health Net, Inc.........................    59,294      1,974,490
        *HealthSpring, Inc.......................    86,917      3,606,186
        *Healthways, Inc.........................    20,167        341,226
         Hill-Rom Holdings, Inc.                      3,613        162,621
        *Hologic, Inc............................   305,036      6,716,893
        *Humana, Inc.............................   236,814     18,026,282
        *IntegraMed America, Inc.................     3,874         39,127
         Invacare Corp.                              26,628        876,061
        *Kendle International, Inc...............    11,329        113,856
         Kewaunee Scientific Corp.                    1,631         18,251
        *Kindred Healthcare, Inc.................    43,118      1,087,436
        *LCA-Vision, Inc.........................     5,205         35,082
         LeMaitre Vascular, Inc.                      5,100         34,884
        *LifePoint Hospitals, Inc................    82,208      3,420,675
        *Magellan Health Services, Inc...........     9,409        489,456
        *Maxygen, Inc............................    45,644        235,523

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
                                                      Shares         Value+
                                                      ------         -----
     Health Care -- (Continued)
        *MedCath Corp.............................    30,240   $    408,542
        *Medical Action Industries, Inc...........    26,509        230,628
       #*MediciNova, Inc.                                225            583
         MEDTOX Scientific, Inc.                       7,900        126,242
        *Misonix, Inc.............................     4,083          9,554
        *Molina Healthcare, Inc...................    12,070        519,010
         National Healthcare Corp.                     1,134         52,686
        *Natus Medical, Inc.......................     4,075         69,153
        *NovaMed, Inc.............................    10,734        142,226
        #Omnicare, Inc.                              197,388      6,201,931
        *PDI, Inc.................................    15,333        132,937
         Pfizer, Inc.                              3,958,769     82,975,798
        *PharMerica Corp..........................     7,655        100,740
        *Regeneration Technologies, Inc...........    19,587         56,802
        *RehabCare Group, Inc.....................    15,767        592,366
        *Select Medical Holdings Corp.............    25,076        223,678
        *Skilled Healthcare Group, Inc............    18,080        219,130
        *Solta Medical, Inc.......................     3,075         11,162
        *SRI/Surgical Express, Inc................     2,127          9,465
        *Sucampo Pharmaceuticals, Inc.............     7,965         35,683
        *Sun Healthcare Group, Inc................     8,903        104,966
        *SunLink Health Systems, Inc..............     1,750          3,850
        *Symmetry Medical, Inc....................    49,574        493,261
         Teleflex, Inc.                               37,423      2,358,023
        *Theragenics Corp.........................    21,383         41,697
        *Thermo Fisher Scientific, Inc............   499,520     29,966,205
        *TomoTherapy, Inc.........................    56,619        259,315
        *TranS1, Inc..............................     6,997         34,845
        *Triple-S Management Corp.................    17,739        371,455
         UnitedHealth Group, Inc.                    133,703      6,582,199
         Universal American Corp.                     85,628      1,978,007
        *Viropharma, Inc..........................   103,779      2,001,897
        *Vital Images, Inc........................    20,078        374,254
        *WellCare Health Plans, Inc...............    12,832        562,170
         WellPoint, Inc.                             504,640     38,751,306
         Young Innovations, Inc.                       2,165         67,158
                                                               ------------
     Total Health Care............................              274,749,118
                                                               ------------

     Industrials -- (12.4%).......................
        *A.T. Cross Co............................    18,431        206,243
        *AAR Corp.................................    30,805        802,162
         Aceto Corp.                                  30,245        242,262
        *Aecom Technology Corp....................    10,543        287,402
        *Air Transport Services Group, Inc........     8,765         71,698
         Aircastle, Ltd.                              54,200        675,332
         Alamo Group, Inc.                            22,951        656,628
        *Alaska Air Group, Inc....................    17,713      1,166,755
         Albany International Corp.                    4,175        105,669
         Alexander & Baldwin, Inc.                    66,838      3,522,363
        *Allied Defense Group, Inc................     2,645          8,993
        *Allied Motion Technologies, Inc..........       162          1,139
        *Amerco, Inc..............................    30,531      3,105,613
        *American Railcar Industries, Inc.........    21,009        595,185
        *American Reprographics Co................     4,040         36,158
         Ameron International Corp.                    9,647        678,570
         Ampco-Pittsburgh Corp.                        3,139         84,345
        *AMREP Corp...............................       966          9,563
         Apogee Enterprises, Inc.                     32,037        457,488
         Applied Industrial Technologies, Inc.        28,972      1,021,553
         Arkansas Best Corp.                          25,200        579,852
        *Armstrong World Industries, Inc..........    82,188      3,677,913

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CONTINUED

                                                       Shares        Value+
                                                       ------        -----
    Industrials -- (Continued)
      #*Ascent Solar Technologies, Inc.                 7,857   $    12,650
      *Astec Industries, Inc.                           4,900       190,022
      *Atlas Air Worldwide Holdings, Inc.              37,114     2,557,526
      #*Avis Budget Group, Inc.                        29,897       566,847
        #Barnes Group, Inc.                            46,604     1,152,983
        Barrett Business Services, Inc.                12,955       208,835
      *BlueLinx Holdings, Inc.                         18,120        65,594
        Briggs & Stratton Corp.                        24,500       577,955
      *BTU International, Inc.                          1,600        18,224
      *CAI International, Inc.                         12,399       311,959
        Cascade Corp.                                   5,840       267,472
      *Casella Waste Systems, Inc.                      2,641        17,853
      #*CBIZ, Inc.                                     15,323       112,318
        CDI Corp.                                      43,399       643,173
      *CECO Environmental Corp.                         5,323        30,394
      *Celadon Group, Inc.                             10,492       154,967
      *Ceradyne, Inc.                                  26,425     1,238,276
      *Champion Industries, Inc.                          686         1,098
      *Chart Industries, Inc.                           3,000       145,830
        Chicago Rivet & Machine Co.                       700        12,289
        Cintas Corp.                                    1,940        60,237
        CIRCOR International, Inc.                      1,740        79,048
      *Columbus McKinnon Corp.                         32,876       657,520
      *Comarco, Inc.                                    9,299         3,348
        Comfort Systems USA, Inc.                      17,366       212,039
        CompX International, Inc.                         500         7,025
      *Consolidated Graphics, Inc.                     18,127     1,017,831
        Courier Corp.                                   8,103       111,011
        Covanta Holding Corp.                          81,479     1,398,994
      *Covenant Transportation Group, Inc.              7,080        67,543
      *CPI Aerostructures, Inc.                         5,826        81,040
      *CRA International, Inc.                          4,103       116,730
        CSX Corp.                                     416,210    32,751,565
        Curtiss-Wright Corp.                           24,966       830,120
        Ducommun, Inc.                                 16,345       371,849
      *Dycom Industries, Inc.                          41,650       618,919
      #*Eagle Bulk Shipping, Inc.                      19,733        67,684
        Eastern Co.                                    10,193       193,667
        Eaton Corp.                                    71,374     3,820,650
        Ecology & Environment, Inc. Class A               900        17,604
        #Encore Wire Corp.                             19,066       532,132
        EnergySolutions, Inc.                          12,385        69,975
      *EnerSys                                         51,339     1,945,235
        Ennis, Inc.                                    48,483       905,662
        ESCO Technologies, Inc.                           400        14,672
        Espey Manufacturing & Electronics Corp.         1,671        45,451
      *Esterline Technologies Corp.                    44,968     3,228,702
      #*Excel Maritime Carriers, Ltd.                  39,214       157,248
        Federal Signal Corp.                           70,880       478,440
        FedEx Corp.                                     5,198       497,293
      *Flow International Corp.                        23,633       101,858
      *Franklin Covey Co.                               3,113        28,702
      *Frozen Food Express Industries                   8,986        33,158
      #*FTI Consulting, Inc.                            6,784       270,682
        G & K Services, Inc. Class A                   29,714       983,533
        GATX Corp.                                     65,445     2,766,360
      #*Genco Shipping & Trading, Ltd.                  2,886        24,214
      *Gencor Industries, Inc.                          8,766        66,622
      #*General Cable Corp.                            26,092     1,265,462
        General Electric Co.                        2,763,790    56,519,506
      *GEO Group, Inc. (The)                           23,372       623,565

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CONTINUED

                                                      Shares        Value+
                                                      ------        -----
     Industrials -- (Continued)
       *Gibraltar Industries, Inc.                    36,288   $   423,844
       *GP Strategies Corp.                           19,900       260,491
         #Granite Construction, Inc.                  16,160       439,229
         Great Lakes Dredge & Dock Corp.              79,907       595,307
       *Greenbrier Cos., Inc.                         20,647       558,914
       *Griffon Corp.                                 74,563       949,933
       *H&E Equipment Services, Inc.                  66,829     1,329,897
         Hardinge, Inc.                               20,151       260,955
       *Hertz Global Holdings, Inc.                  278,411     4,791,453
       *Hill International, Inc.                      12,321        62,467
       #*Hoku Corp.                                      400           816
         #Horizon Lines, Inc.                         41,523        73,496
         *Hudson Highland Group, Inc.                 25,892       156,129
       #*Huntington Ingalls Industries, Inc.          56,173     2,246,920
       *Hurco Cos., Inc.                               8,210       266,579
       *ICF International, Inc.                        6,103       148,669
       *Identive Group, Inc.                          18,612        64,398
         Ingersoll-Rand P.L.C.                       221,643    11,192,972
         Insteel Industries, Inc.                      8,989       134,206
       *Interline Brands, Inc.                        74,162     1,566,301
         International Shipholding Corp.               9,397       225,434
         Intersections, Inc.                          34,178       514,379
       #*JetBlue Airways Corp.                       324,893     1,838,894
       *Kadant, Inc.                                   6,383       196,916
       *Kansas City Southern.                         44,862     2,606,931
       *KAR Auction Services, Inc.                    18,100       352,950
         KBR, Inc.                                    15,450       592,816
       *Kelly Services, Inc. Class A                  44,445       849,344
         Kennametal, Inc.                             10,344       436,724
       *Key Technology, Inc.                           3,199        59,533
         Kimball International, Inc. Class B          25,521       190,897
       *Korn/Ferry International                      12,556       260,035
         L.S. Starrett Co. Class A                     4,097        56,170
         L-3 Communications Holdings, Inc.           100,470     8,056,689
         Lawson Products, Inc.                        10,838       238,761
       *Layne Christensen Co.                         20,333       605,110
         LB Foster Co. Class A                           780        33,197
       *LMI Aerospace, Inc.                           14,827       297,281
         LSI Industries, Inc.                         24,154       200,237
       *Lydall, Inc.                                  14,201       138,460
       *M&F Worldwide Corp.                           24,164       606,275
         Manpower, Inc.                               27,028     1,790,605
         Marten Transport, Ltd.                       31,777       710,534
         McGrath Rentcorp                             14,876       422,330
       #*Metalico, Inc.                               74,246       470,720
       *MFRI, Inc.                                     8,800        91,080
         Miller Industries, Inc.                      20,010       316,558
       #*Mobile Mini, Inc.                            54,461     1,356,624
       *Moog, Inc.                                    34,239     1,510,625
         Mueller Industries, Inc.                     29,387     1,149,619
         Mueller Water Products, Inc.                136,335       599,874
         Multi-Color Corp.                             1,625        33,572
         NACCO Industries, Inc. Class A                6,123       644,323
         National Technical Systems, Inc.             15,600       116,064
       .#*NIVS IntelliMedia Technology Group, Inc.     3,940         8,707
         Norfolk Southern Corp.                      545,229    40,717,702
         Northrop Grumman Corp.                      337,038    21,438,987
       *Northwest Pipe Co.                             8,785       211,367
       *Ocean Power Technologies, Inc.                 8,500        41,395
       *On Assignment, Inc.                           57,765       633,682
       *Owens Corning, Inc.                          152,823     5,782,822

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
                                                    Shares        Value+
                                                    ------        -----
        Industrials -- (Continued)................
           *P.A.M. Transportation Services, Inc...  19,691   $   223,887
           *Park-Ohio Holdings Corp...............   5,316       113,337
            Pentair, Inc..........................  44,885     1,802,582
           *PGT, Inc..............................     500         1,240
           *Pike Electric Corp....................  17,263       175,392
           *Pinnacle Airlines Corp................  13,732        74,839
           *Polypore International, Inc...........   5,700       352,089
           *Powell Industries, Inc................   3,095       122,314
           *PowerSecure International, Inc........   7,600        59,660
            Providence & Worcester Railroad Co....   1,200        19,188
           *Quanta Services, Inc..................  54,807     1,188,216
            R. R. Donnelley & Sons Co............. 150,012     2,829,226
           *RailAmerica, Inc......................  16,561       281,868
           *RCM Technologies, Inc.................  19,013       107,423
          #*Republic Airways Holdings, Inc........  48,800       263,276
            Republic Services, Inc................ 429,755    13,588,853
            Robbins & Myers, Inc..................   3,089       134,279
           *Rush Enterprises, Inc. Class A........  33,846       713,135
           *Rush Enterprises, Inc. Class B........  18,522       342,657
            Ryder System, Inc.....................  89,844     4,806,654
           *Saia, Inc.............................  17,104       283,926
            Schawk, Inc...........................  45,135       851,246
           *School Specialty, Inc.................  23,822       352,804
            Seaboard Corp.........................   1,906     4,549,622
            Servidyne, Inc........................   7,283        17,989
           *SFN Group, Inc........................  48,881       514,717
            SIFCO Industries, Inc.................   6,623       109,147
            SkyWest, Inc..........................  45,606       753,867
           *SL Industries, Inc....................     300         6,351
            Southwest Airlines Co................. 645,761     7,587,692
           *Sparton Corp..........................   5,932        48,286
            Standex International Corp............  24,472       894,696
           #Steelcase, Inc. Class A...............  93,910     1,084,660
           *Sterling Construction Co., Inc........   6,673       100,028
          #*SunPower Corp. Class B................  41,590       888,778
            Superior Uniform Group, Inc...........   8,978       101,137
           *Supreme Industries, Inc...............   1,365         3,508
           *SYKES Enterprises, Inc................  17,864       357,816
           *Sypris Solutions, Inc.................   9,366        47,017
            TAL International Group, Inc..........  22,054       795,047
            Technology Research Corp..............  11,621        83,323
           *Tecumseh Products Co. Class A.........  11,200       114,688
           *Tecumseh Products Co. Class B.........   1,400        13,972
           #Titan International, Inc..............  25,647       792,236
           *Titan Machinery, Inc..................  13,585       427,384
           *TRC Cos., Inc.........................  29,413       147,065
            Tredegar Industries, Inc..............  40,177       879,073
           *TriMas Corp...........................   1,071        24,858
            Trinity Industries, Inc...............  93,807     3,395,813
           #Triumph Group, Inc....................  29,320     2,525,038
           *Tufco Technologies, Inc...............   1,000         3,260
            Tutor Perini Corp.....................  40,371     1,076,291
            Twin Disc, Inc........................  10,658       363,118
            Tyco International, Ltd............... 480,422    23,415,768
           *U.S. Home Systems, Inc................   4,314        22,217
           *Ultralife Corp........................   7,489        32,952
            UniFirst Corp.........................  14,500       750,520
            Union Pacific Corp.................... 629,770    65,162,302
           *United Capital Corp...................     300         8,175
           *United Rentals, Inc...................  22,200       653,124
            Universal Forest Products, Inc........  31,800     1,026,822

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CONTINUED

                                                    Shares         Value+
                                                    ------         -----
      Industrials -- (Continued)................
         *URS Corp..............................    86,998   $  3,893,160
         *USA Truck, Inc........................    15,305        190,547
         *Valpey Fisher Corp....................     1,464          4,568
         *Versar, Inc...........................     6,026         18,379
          Viad Corp.............................    27,199        674,807
          Virco Manufacturing Corp..............    12,601         38,559
         *Vishay Precision Group, Inc...........     9,257        152,740
          Watts Water Technologies, Inc.........    53,615      2,074,900
         *WCA Waste Corp........................    29,254        174,646
        #*WESCO International, Inc..............    38,022      2,355,463
         *Willdan Group, Inc....................     1,000          4,360
         *Willis Lease Finance Corp.............     7,300         96,287
                                                             ------------
      Total Industrials.........................              418,394,110
                                                             ------------

      Information Technology -- (5.9%)..........
          Activision Blizzard, Inc..............   982,162     11,186,825
         *Advanced Analogic Technologies, Inc...    33,823        144,086
         *Agilysys, Inc.........................    12,799         66,811
         *Amtech Systems, Inc...................    10,600        242,528
         *Anadigics, Inc........................       400          1,564
         *AOL, Inc..............................   105,592      2,151,965
         *Arris Group, Inc......................   108,150      1,297,800
         *Arrow Electronics, Inc................   182,170      8,305,130
          Astro-Med, Inc........................     2,897         22,568
        #*ATMI, Inc.............................    23,310        464,102
         *Aviat Networks, Inc...................    55,320        283,238
         *Avid Technology, Inc..................    47,121        875,508
         *Avnet, Inc............................    90,900      3,301,488
          AVX Corp..............................   223,639      3,647,552
         *Aware, Inc............................    22,140         74,833
         *AXT, Inc..............................    26,200        183,138
          Bel Fuse, Inc. Class A................     4,174         96,002
          Bel Fuse, Inc. Class B................    18,986        382,188
         *Benchmark Electronics, Inc............    93,903      1,586,961
          Black Box Corp........................    27,128        947,852
         *Brocade Communications Systems, Inc...   461,513      2,884,456
         *Brooks Automation, Inc................    34,786        425,433
         *Bsquare Corp..........................     5,200         36,972
         *CACI International, Inc...............     5,951        363,666
         *Cascade Microtech, Inc................    24,071        158,628
         *Checkpoint Systems, Inc...............    24,933        525,089
         *China Information Technology, Inc.....    19,441         50,935
         *Ciber, Inc............................    69,623        398,244
         *Cogo Group, Inc.......................    18,344        150,604
          Cohu, Inc.............................    41,402        596,603
          Communications Systems, Inc...........    12,753        202,773
          Computer Sciences Corp................   225,553     11,498,692
          Comtech Telecommunications Corp.......     2,567         72,646
         *Concurrent Computer Corp..............    13,740         81,478
         *Convergys Corp........................   197,364      2,861,778
         *CoreLogic, Inc........................    96,545      1,777,393
         *Corning, Inc.......................... 1,282,985     26,865,706
         *CSP, Inc..............................     2,414         11,491
          CTS Corp..............................    32,260        354,537
         *CyberOptics Corp......................     9,134         90,883
         *Datalink Corp.........................     5,600         44,632
         *Dataram Corp..........................     7,744         14,791
          DDi Corp..............................    23,866        229,352
         *Digi International, Inc...............    35,811        422,928
         *DSP Group, Inc........................    49,501        399,968
         *Dynamics Research Corp................    16,586        246,468

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CONTINUED

                                                        Shares        Value+
                                                        ------        -----
   Information Technology -- (Continued)
       Earthlink, Inc.................................  41,486   $   341,015
      *EchoStar Corp..................................  23,551       873,271
      *Edgewater Technology, Inc......................  13,603        44,482
       Electro Rent Corp..............................  42,586       670,730
     #*Electro Scientific Industries, Inc.............  38,559       634,296
      *Electronics for Imaging, Inc...................  73,756     1,324,658
      *EMS Technologies, Inc..........................  15,031       379,683
      *Emulex Corp....................................  46,665       452,184
      *EndWave Corp...................................  14,015        33,776
      *Epicor Software Corp...........................  44,725       559,063
      *ePlus, Inc.....................................   6,954       192,278
      *Euronet Worldwide, Inc.........................  28,697       538,069
      *Exar Corp......................................  44,300       270,673
      *Fairchild Semiconductor International, Inc..... 144,238     3,024,671
       Fidelity National Information Services, Inc....  10,293       340,698
      *Frequency Electronics, Inc.....................  16,953       174,277
      *Gerber Scientific, Inc.........................  48,089       459,731
      *Globecomm Systems, Inc.........................  41,466       593,793
      *GSI Technology, Inc............................   7,977        71,075
      *GTSI Corp......................................   8,203        38,062
      *Hackett Group, Inc.............................  54,740       237,572
      *I.D. Systems, Inc..............................  13,298        59,575
      *IAC/InterActiveCorp............................ 178,991     6,463,365
      *Imation Corp...................................  34,398       353,267
      *InfoSpace, Inc.................................  65,156       586,404
      *Ingram Micro, Inc. Class A..................... 277,679     5,200,928
      *Insight Enterprises, Inc.......................  23,362       400,892
      *Integral Systems, Inc..........................   1,230        15,363
      *Integrated Silicon Solution, Inc...............  34,977       337,878
      *Intermec, Inc..................................  10,341       118,715
      *Internap Network Services Corp.................  35,546       287,567
      *International Rectifier Corp...................  80,500     2,782,080
      *Interphase Corp................................   4,460        24,129
      #Intersil Corp. Class A.........................  78,236     1,155,546
      *Intevac, Inc...................................   3,624        44,322
      *IntriCon Corp..................................   2,835        13,324
      *INX, Inc.......................................     500         3,250
      *IXYS Corp......................................  11,466       181,851
      *Key Tronic Corp................................  15,546        81,927
       Keynote Systems, Inc...........................  18,330       391,162
      *KVH Industries, Inc............................     658         8,620
     #*L-1 Identity Solutions, Inc.................... 111,378     1,306,464
      *Lattice Semiconductor Corp.....................  49,369       335,216
      *LGL Group, Inc.................................     269         3,712
      *LoJack Corp....................................   2,101         9,623
      *LookSmart, Ltd.................................  25,479        49,429
      *Loral Space & Communications, Inc..............  30,360     2,122,164
      *ManTech International Corp. Class A............   5,852       256,844
       Marchex, Inc...................................  38,553       272,184
      *Measurement Specialties, Inc...................   6,983       242,869
      *MEMC Electronic Materials, Inc................. 224,947     2,661,123
      *MEMSIC, Inc....................................   1,150         4,014
      *Mentor Graphics Corp...........................  36,684       541,089
      *Mercury Computer Systems, Inc..................   4,566        88,169
       Methode Electronics, Inc.......................  27,826       343,929
      *Micron Technology, Inc......................... 758,908     8,568,071
       MKS Instruments, Inc...........................  61,200     1,736,856
       ModusLink Global Solutions, Inc................  68,955       361,324
      *MoSys, Inc.....................................   2,834        17,542
      *Motorola Solutions, Inc........................ 317,089    14,548,043
      *Newport Corp...................................   8,439       158,062

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
                                                      Shares        Value+
                                                      ------        -----
      Information Technology -- (Continued)
         *Novatel Wireless, Inc...................    22,839   $   141,602
         *Online Resources Corp...................    18,620        71,128
         *Oplink Communications, Inc..............    23,684       468,943
         *Opnext, Inc.............................     8,926        21,065
          Optical Cable Corp......................     9,195        41,286
         *Orbcomm, Inc............................    21,229        65,810
         *PAR Technology Corp.....................    22,705        96,269
         *PC Connection, Inc......................    46,126       409,599
         *PC Mall, Inc............................    10,070        98,384
         *PC-Tel, Inc.............................    46,980       342,954
         *Perceptron, Inc.........................     4,904        30,699
         *Performance Technologies, Inc...........    24,790        53,794
         *Pericom Semiconductor Corp..............    38,062       345,984
         *Pervasive Software, Inc.................    35,664       242,515
         *Photronics, Inc.........................    34,982       305,393
         *Planar Systems, Inc.....................    11,933        29,713
         *Presstek, Inc...........................     7,000        12,740
        .*Price Communications Liquidation Trust..    47,738            --
         *Qualstar Corp...........................    12,400        21,948
         *RadiSys Corp............................    12,028       105,967
         *RealNetworks, Inc.......................   141,526       523,646
         *Reis, Inc...............................    16,361       159,683
          Richardson Electronics, Ltd.............    19,783       266,675
         *Rudolph Technologies, Inc...............    10,995       124,353
         *S1 Corp.................................    65,938       452,994
         *Sandisk Corp............................    13,097       643,587
         *SeaChange International, Inc............    30,686       328,647
         *Sigma Designs, Inc......................    23,129       295,126
         *Silicon Image, Inc......................    29,804       247,969
        #*Skyworks Solutions, Inc.................    33,004     1,038,306
         *Smart Modular Technologies (WWH), Inc...    46,800       427,752
         *Spectrum Control, Inc...................    18,040       358,816
         *Standard Microsystems Corp..............    16,505       448,111
         *StarTek, Inc............................    29,848       162,373
        #*SunPower Corp. Class A..................    23,002       500,754
         *Support.com, Inc........................    58,408       334,678
         *Sycamore Networks, Inc..................    47,495     1,163,628
         *Symmetricom, Inc........................    86,446       527,321
         *SYNNEX Corp.............................    60,100     2,015,153
         *Tech Data Corp..........................    85,452     4,540,065
         *TechTarget, Inc.........................    19,428       167,858
         *TeleCommunication Systems, Inc..........    34,100       157,201
          Tellabs, Inc............................   223,051     1,097,411
          Telular Corp............................    28,223       197,279
          Tessco Technologies, Inc................    11,399       134,394
          TheStreet.com, Inc......................    36,282       130,615
         *Tier Technologies, Inc..................     3,839        21,460
         *Tollgrade Communications, Inc...........    19,226       193,990
         *Triquint Semiconductor, Inc.............    57,628       793,538
         *TSR, Inc................................       650         3,263
         *TTM Technologies, Inc...................    66,931     1,279,721
          United Online, Inc......................    51,420       339,372
         *UTStarcom, Inc..........................   118,917       305,617
         *Vicon Industries, Inc...................     5,787        28,356
         *Video Display Corp......................       600         2,166
         *Virtusa Corp............................    39,100       729,606
         *Vishay Intertechnology, Inc.............   236,119     4,505,151
         *Web.com Group, Inc......................    26,373       416,166
         *Western Digital Corp....................    73,400     2,921,320
         *WPCS International, Inc.................     9,161        23,819
          Xerox Corp.............................. 1,791,473    18,075,963

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        Shares         Value+
                                                        ------         -----
   Information Technology -- (Continued)............
      *Zoran Corp...................................    82,007   $    858,613
      *Zygo Corp....................................    24,384        364,541
                                                                 ------------
   Total Information Technology.....................              199,632,084
                                                                 ------------

   Materials -- (3.1%)..............................
       A. Schulman, Inc.............................    25,754        652,091
      *A.M. Castle & Co.............................    38,646        729,636
       Alcoa, Inc................................... 1,145,369     19,471,273
      *American Pacific Corp........................     7,647         47,182
       Ashland, Inc.................................   112,560      6,987,725
       Boise, Inc...................................    62,904        617,717
       Buckeye Technologies, Inc....................    37,822      1,065,068
       Cabot Corp...................................    46,280      2,075,658
      *Century Aluminum Co..........................    32,155        642,457
      *Coeur d'Alene Mines Corp.....................   133,765      4,241,688
       Commercial Metals Co.........................    85,208      1,428,086
      *Continental Materials Corp...................       100          1,581
      *Core Molding Technologies, Inc...............     2,488         20,899
       Cytec Industries, Inc........................    64,700      3,796,596
       Domtar Corp..................................    30,917      2,875,899
       Dow Chemical Co. (The).......................    62,835      2,575,607
       Friedman Industries, Inc.....................    17,453        185,002
      *Georgia Gulf Corp............................    26,423      1,040,538
      *Graphic Packaging Holding Co.................    95,669        525,223
       Haynes International, Inc....................     4,293        231,994
      *Headwaters, Inc..............................    43,114        235,402
     #*Hecla Mining Co..............................     9,000         84,690
      *Horsehead Holding Corp.......................    49,171        775,427
       Innophos Holdings, Inc.......................       870         40,316
      *Innospec, Inc................................     2,400         90,384
       International Paper Co.......................   493,615     15,242,831
       Kaiser Aluminum Corp.........................    27,181      1,362,040
      *KapStone Paper & Packaging Corp..............    38,216        664,194
      *Landec Corp..................................    27,697        179,477
      *Louisiana-Pacific Corp.......................   153,257      1,425,290
      *Materion Corp................................    17,890        747,086
       MeadWestavco Corp............................   188,451      6,348,914
      *Mercer International, Inc....................    13,451        163,699
       Minerals Technologies, Inc...................    14,415        980,220
      *Mod-Pac Corp.................................     1,501          8,090
       Myers Industries, Inc........................    65,520        699,098
       Neenah Paper, Inc............................     8,732        203,718
       NL Industries, Inc...........................    51,662        735,667
      *Northern Technologies International Corp.....     3,035         47,103
       Olympic Steel, Inc...........................     6,872        201,831
      *OM Group, Inc................................    42,299      1,532,916
       P.H. Glatfelter Co...........................    54,200        737,120
      *Penford Corp.................................    27,122        152,154
       PolyOne Corp.................................    73,379      1,062,528
       Quaker Chemical Corp.........................       286         12,921
       Reliance Steel & Aluminum Co.................    94,901      5,372,346
      *RTI International Metals, Inc................    50,032      1,598,022
       Schnitzer Steel Industries, Inc.. Class A....    15,822        982,072
      *Spartech Corp................................    32,120        229,337
       Steel Dynamics, Inc..........................       552         10,041
     #*Stillwater Mining Co.........................     2,109         48,106
       Synalloy Corp................................     5,144         77,160
       Temple-Inland, Inc...........................   122,582      2,884,354
       Texas Industries, Inc........................    44,894      1,893,180
      *Universal Stainless & Alloy Products, Inc....     8,188        296,815
      #Vulcan Materials Co..........................    23,587      1,066,132

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           Shares           Value+
                                                                           ------           -----
Materials -- (Continued)
  Wausau Paper Corp.                                                       19,808   $      133,704
  Westlake Chemical Corp.                                                 105,000        6,893,250
  Worthington Industries, Inc.                                             56,424        1,217,066
  *Zoltek Cos., Inc.                                                       48,771          626,707
                                                                                    --------------
Total Materials                                                                        106,273,328
                                                                                    --------------

Other -- (0.0%)
  .*Concord Camera Corp. Escrow Shares                                         --               --
  .*MAIR Holdings, Inc. Escrow Shares                                       1,415               --
  .*Petrocorp, Inc. Escrow Shares                                             900               54
                                                                                    --------------
Total Other                                                                                     54
                                                                                    --------------

Telecommunication Services -- (5.9%)
  AT&T, Inc.                                                            4,065,906      126,530,995
  CenturyLink, Inc.                                                       295,128       12,035,320
  Frontier Communications Corp.                                           682,523        5,644,465
  *General Communications, Inc. Class A                                    47,997          551,966
  *Leap Wireless International, Inc.                                        8,393          124,552
  *MetroPCS Communications, Inc.                                          227,572        3,830,037
  *Premiere Global Services, Inc.                                           1,307           10,338
  *Sprint Nextel Corp.                                                  3,820,377       19,789,553
  *SureWest Communications                                                 11,255          163,985
  Telephone & Data Systems, Inc.                                           80,200        2,691,512
  Telephone & Data Systems, Inc. Special Shares                            67,452        1,966,226
  *United States Cellular Corp.                                            33,568        1,652,888
  Verizon Communications, Inc.                                            688,680       26,018,330
  *Xeta Corp.                                                              18,366          101,013
                                                                                    --------------
Total Telecommunication Services                                                       201,111,180
                                                                                    --------------

Utilities -- (1.2%)
  *AES Corp.                                                              583,867        7,730,399
  *Calpine Corp.                                                          434,531        7,278,394
  Consolidated Water Co., Ltd.                                                912            8,947
  #*Dynegy, Inc.                                                           84,156          533,549
  *GenOn Energy, Inc.                                                     637,528        2,505,485
  #Ormat Technologies, Inc.                                                18,134          451,537
  Public Service Enterprise Group, Inc.                                   655,441       21,085,537
  SJW Corp.                                                                 3,684           85,616
  Unitil Corp.                                                              4,716          119,126
                                                                                    --------------
Total Utilities                                                                         39,798,590
                                                                                    --------------
TOTAL COMMON STOCKS                                                                  3,267,054,900
                                                                                    --------------
RIGHTS/WARRANTS -- (0.0%)
  .*Macatawa Bank Corp. Rights                                             19,463               --
                                                                                    --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares   7,970,402        7,970,402
                                                                                    --------------

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                           Shares/
                                                                                                              Face
                                                                                                            Amount
                                                                                                           -------
                                                                                                             (000)

SECURITIES LENDING COLLATERAL -- (3.4%)...............................................................
(S)@DFA Short Term Investment Fund.................................................................... 113,772,720
  @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $335,733 FNMA 3.500%,
   02/01/26, valued at $337,565) to be repurchased at $327,735........................................        $328


TOTAL SECURITIES LENDING COLLATERAL...................................................................


TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,651,961,439)................................................................................



                                                                                                               Value+
                                                                                                               ------


SECURITIES LENDING COLLATERAL -- (3.4%)...............................................................
(S)@DFA Short Term Investment Fund.................................................................... $  113,772,720
  @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $335,733 FNMA 3.500%,
   02/01/26, valued at $337,565) to be repurchased at $327,735........................................        327,733
                                                                                                       --------------

TOTAL SECURITIES LENDING COLLATERAL...................................................................    114,100,453
                                                                                                       --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,651,961,439)................................................................................ $3,389,125,755
                                                                                                       ==============

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a). Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal
     Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the
     Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer,
     recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
(b). There were no changes in the Registrant's internal control over financial reporting (as defined in
     Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1)  This item is not applicable.
(a)(2)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(a)(3)  This item is not applicable.
(b)     Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust
Company

By:  /s/ David G. Booth
     --------------------------
     David G. Booth
     Chairman, Trustee,
     President and Co-Chief
     Executive Officer

Date: July 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     --------------------------
     David G. Booth
     Principal Executive
     Officer
     The DFA Investment Trust
     Company

Date: July 8, 2011

By:  /s/ David R. Martin
     --------------------------
     David R. Martin
     Principal Financial
     Officer
     The DFA Investment Trust
     Company

Date: July 8, 2011